UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            Steven J. Fredricks, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2006 - June 30, 2006



Item 1. Report to Shareholders

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JNL SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2006
                                                            Shares                           Value
JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 94.1%
BASIC MATERIALS - 3.1%
Mining - 3.1%
     Phelps Dodge Corp.                                       77                             $6,309
     Rio Tinto Plc - ADR                                      21                             4,341
                                                                                             10,650
COMMUNICATIONS - 10.3%
Internet - 1.8%
     Google Inc. - Class A (b)                                15                             6,152

Telecommunications - 5.4%
     Amdocs Ltd. (b)                                          100                            3,661
     Cisco Systems Inc. (b)                                   271                            5,290
     Motorola Inc.                                            319                            6,428
     Tellabs Inc. (b)                                         260                            3,455
                                                                                             18,834
Wireless Telecommunications - 3.1%
     America Movil SA de CV - Class L - ADR                   214                            7,125
     Nokia Oyj - Class A - ADR                                190                            3,856
                                                                                             10,981
CONSUMER, CYCLICAL - 12.1%
Beverages - 2.3%
     Diageo Plc                                               215                            3,616
     PepsiCo Inc.                                             75                             4,522
                                                                                             8,138
Home Furnishings - 1.1%
     Matsushita Electric Industrial Co. Ltd.                  189                            3,988

Media - 1.0%
     News Corp. - Class A                                     185                            3,548

Retail - 7.7%
     Best Buy Co. Inc.                                        62                             3,400
     Circuit City Stores Inc.                                 155                            4,219
     Darden Restaurants Inc.                                  82                             3,249
     Home Depot Inc.                                          70                             2,516
     JC Penney Co. Inc.                                       61                             4,107
     Nordstrom Inc.                                           140                            5,127
     Office Depot Inc. (b)                                    126                            4,773
                                                                                             27,391
CONSUMER, NON-CYCLICAL - 5.3%
Agriculture - 0.8%
     Archer-Daniels-Midland Co.                               72                             2,972

Commercial Services - 3.7%
     Accenture Ltd.                                           195                            5,522
     Manpower Inc.                                            40                             2,584
     McKesson Corp.                                           103                            4,893
                                                                                             12,999
Cosmetics & Personal Care - 0.8%
     Proctor & Gamble Co.                                     50                             2,801

ENERGY - 5.1%
Oil & Gas - 5.1%
     Devon Energy Corp.                                       51                             3,096
     Marathon Oil Corp.                                       43                             3,582
     Occidental Petroleum Corp.                               48                             4,922
     Valero Energy Corp.                                      97                             6,434
                                                                                             18,034
FINANCIALS - 16.7%
Banks - 2.2%
     Kookmin Bank                                             45                             3,700
     Unibanco - Uniao de Bancos Brasileiros SA - ADR          60                             3,999
                                                                                             7,699
Diversified Financial Services - 10.1%
     Bear Stearns Cos. Inc.                                   24                             3,410
     Charles Schwab Corp.                                     193                            3,077
     CIT Group Inc.                                           70                             3,660
     Goldman Sachs Group Inc.                                 59                             8,902
     JPMorgan Chase & Co.                                     65                             2,730
     Lehman Brothers Holdings Inc.                            124                            8,064
     ORIX Corp.                                               11                             2,589
     SLM Corp.                                                58                             3,086
                                                                                             35,518
Insurance - 4.4%
     Assurant Inc.                                            90                             4,356
     Chubb Corp.                                              58                             2,880
     Prudential Financial Inc.                                104                            8,059
                                                                                             15,295
HEALTH CARE - 13.2%
Healthcare Providers & Services - 4.5%
     Aetna Inc.                                               124                            4,933
     Laboratory Corp of America Holdings (b)                  55                             3,423
     UnitedHealth Group Inc.                                  95                             4,266
     WellPoint Inc. (b)                                       45                             3,275
                                                                                             15,897
Pharmaceuticals - 8.7%
     AmerisourceBergen Corp.                                  95                             3,982
     AstraZeneca Plc - ADR (l)                                116                            6,939
     Cardinal Health Inc.                                     62                             3,969
     Caremark Rx Inc.                                         62                             3,069
     Gilead Sciences Inc. (b)                                 86                             5,100
     Novartis AG - ADR                                        66                             3,582
     Roche Holding AG                                         24                             3,924
                                                                                             30,565
INDUSTRIALS - 20.6%
Aerospace & Defense - 8.1%
     Boeing Co.                                               89                             7,267
     General Dynamics Corp.                                   70                             4,557
     Lockheed Martin Corp.                                    106                            7,617
     Northrop Grumman Corp.                                   69                             4,404
     Raytheon Co.                                             95                             4,234
                                                                                             28,079
Electronics - 1.5%
     Agilent Technologies Inc. (b)                            80                             2,534
     Applera Corp. - Applied Biosystems Group                 85                             2,750
                                                                                             5,284
Engineering & Construction - 2.6%
     ABB Ltd.                                                 416                            5,410
     McDermott International Inc. (b)                         83                             3,768
                                                                                             9,178
Environmental Control - 1.6%
     Waste Management Inc.                                    158                            5,669

Machinery - 2.2%
     Joy Global Inc.                                          54                             2,793
     Komatsu Ltd.                                             245                            4,870
                                                                                             7,663
Metal Fabrication & Hardware - 1.1%
     Precision Castparts Corp.                                66                             3,965

Transportation - 3.5%
     Burlington Northern Santa Fe Corp.                       121                            9,560
     CSX Corp.                                                41                             2,888
                                                                                             12,448
TECHNOLOGY - 7.7%
Computers - 2.6%
     Hewlett-Packard Co.                                      292                            9,257

Semiconductors - 1.9%
     Freescale Semiconductor Inc. - Class A (b) (l)           111                            3,219
     Lam Research Corp. (b) (l)                               72                             3,364
                                                                                             6,583
Software - 3.2%
     BEA Systems Inc. (b)                                     262                            3,432
     Microsoft Corp.                                          232                            5,409
     Red Hat Inc. (b) (l)                                     96                             2,249
                                                                                             11,088

     Total Common Stocks (cost $298,805)                                                     330,676

SHORT TERM INVESTMENTS - 8.7%
Money Market Funds - 4.6%
     JNL Money Market Fund, 5.03% (a) (n)                     16,130                         16,130

Securities Lending Collateral - 4.1%
     Mellon GSL Delaware Business Trust Collateral Fund       14,293                         14,293

     Total Short Term Investments (cost $30,423)                                             30,423

Total Investments - 102.8% (cost $329,228)                                                   361,099
Other Assets and Liabilities, Net -  (2.8%)                                                  (10,341)
Total Net Assets - 100%                                                                      $350,758

JNL/AIM Real Estate Fund
COMMON STOCKS - 94.4%
CONSUMER, CYCLICAL - 6.4%
Lodging - 6.4%
     Hilton Hotels Corp. (l)                                  127                            $3,583
 Marriott International Inc. - Class A (l)                    32                             1,216
     Orient-Express Hotels Ltd.                               11                             423
     Starwood Hotels & Resorts Worldwide Inc.                 67                             4,061
                                                                                             9,283
FINANCIALS - 88.0%
Real Estate - 4.4%
     Aeon Mall Co. Ltd.                                       8                              315
     British Land Co. Plc                                     2                              49
     Capital & Regional Plc                                   27                             498
     CapitaLand Ltd.                                          160                            455
     CFS Gandel Retail Trust                                  227                            313
     Citycon Oyj                                              28                             131
     Derwent Valley Holdings Plc                              21                             603
     Diamond City Co. Ltd.                                    7                              276
     GPT Group                                                103                            332
     Great Eagle Holdings Co.                                 63                             216
     Hang Lung Properties Ltd.                                135                            242
     Hongkong Land Holdings Ltd.                              150                            549
     Hysan Development Co. Ltd.                               99                             279
     Joint Corp.                                              6                              196
     Land Securities Group Plc                                4                              126
     Stockland                                                83                             431
     Sumitomo Realty & Development Co. Ltd.                   8                              197
     Sun Hung Kai Properties Ltd.                             39                             398
     Westfield Group                                          49                             635
                                                                                             6,241
Real Estate Investment Trusts - 83.6%
     Alexandria Real Estate Equites Inc.                      19                             1,676
     AMB Property Corp.                                       31                             1,557
     American Campus Communities Inc.                         8                              194
     Archstone-Smith Trust                                    96                             4,889
     Ascendas Real Estate Investment Trust                    125                            152
     AvalonBay Communities Inc.                               26                             2,843
     Boardwalk Real Estate Investment Trust                   18                             407
     Boston Properties Inc.                                   69                             6,229
     Brandywine Realty Trust (l)                              92                             2,950
     Camden Property Trust                                    52                             3,788
     CapitaCommercial Trust                                   116                            122
     CapitaMall Trust                                         106                            142
     Champion Reit (b)                                        474                            235
     Colonial Properties Trust                                24                             1,186
     Developers Diversified Realty Corp.                      90                             4,717
     DiamondRock Hospitality Co.                              46                             677
     Digital Realty Trust Inc.                                20                             484
     Equity Inns Inc.                                         79                             1,302
     Equity Office Properties Trust (l)                       152                            5,564
     Equity Residential                                       140                            6,262
     Essex Property Trust Inc.                                29                             3,283
     Extra Space Storage Inc. (l)                             41                             667
     Federal Realty Investors Trust                           30                             2,065
     General Growth Properties Inc.                           99                             4,456
     Host Marriott Corp.                                      339                            7,409
     Kimco Realty Corp.                                       37                             1,339
     Macerich Co.                                             63                             4,395
     Mid-America Apartment Communities Inc.                   20                             1,104
     Pan Pacific Retail Properties Inc.                       1                              69
     Primaris Retail Real Estate Investment Trust             9                              124
     Prologis                                                 155                            8,099
     Public Storage Inc. (l)                                  47                             3,582
     Reckson Associate Realty Corp.                           77                             3,182
     Regency Centers Corp.                                    61                             3,797
     Simon Property Group Inc.                                105                            8,700
     SL Green Realty Corp. (l)                                56                             6,152
     Trizec Properties Inc. (l)                               160                            4,591
     Ventas Inc.                                              83                             2,795
     Vornado Realty Trust                                     81                             7,872
                                                                                             119,057

Total Common Stocks (cost $118,288)                                                          134,581

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
     Duke Realty Corp., 7.25%                                 16                             406
     Eagle Hospitality Properties Trust Inc., 8.25%           7                              174
     First Industrial Realty Trust Inc., 7.25%                3                              81
     Hersha Hospitality Trust, 8.00%                          3                              62
     iStar Financial Inc., 7.88%                              5                              125
     LaSalle Hotel Properties
     7.50%                                                    3                              64
     8.00%                                                    4                              111
     Sunstone Hotel Investors Inc., 8.00%                     4                              101

     Total Preferred Stocks (cost $1,127)                                                    1,124

SHORT TERM INVESTMENTS - 20.4%
Money Market Funds - 4.4%
     JNL Money Market Fund, 5.03% (a) (n)                     6,302                          6,302

Securities Lending Collateral - 16.0%
     Mellon GSL Delaware Business Trust Collateral Fund       22,725                         22,725

     Total Short Term Investments (cost $29,027)                                             29,027

Total Investments - 115.6% (cost $148,442)                                                   164,732
Other Assets and Liabilities, Net -  (15.6%)                                                 (22,271)
Total Net Assets - 100%                                                                      $142,461

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 97.3%
BASIC MATERIALS - 1.2%
Chemicals - 0.2%
     Rockwood Holdings Inc. (b)                               7                              $153

Iron & Steel - 1.0%
     Carpenter Technology Corp.                               5                              534

COMMUNICATIONS - 8.4%
Internet - 2.8%
     aQuantive Inc. (b)                                       17                             422
     Digitas Inc. (b)                                         29                             340
     F5 Networks Inc. (b)                                     9                              455
     ValueClick Inc. (b) (l)                                  19                             291
                                                                                             1,508
Telecommunications - 4.4%
     Aeroflex Inc. (b)                                        32                             372
     NETGEAR Inc. (b) (l)                                     21                             454
     NeuStar Inc. - Class A (b) (l)                           13                             441
     Nice Systems Ltd. - ADR (b)                              18                             501
     Polycom Inc. (b)                                         26                             563
                                                                                             2,331
Wireless Telecommunications - 1.2%
     SBA Communications Corp. (b)                             24                             631

CONSUMER, CYCLICAL - 15.6%
Apparel - 0.6%
     Warnaco Group Inc. (b)                                   16                             307

Distribution & Wholesale - 1.1%
     WESCO International Inc. (b)                             9                              604

Home Furnishings - 0.8%
     Tempur-Pedic International Inc. (b) (l)                  31                             422

Lodging - 1.5%
     Choice Hotels International Inc.                         8                              491
     Four Seasons Hotels Inc.                                 5                              326
                                                                                             817
Retail - 10.0%
     Applebee's International Inc.                            14                             268
     Charlotte Russe Holding Inc. (b)                         22                             525
     Childrens Place Retail Stores Inc. (b)                   9                              553
     Coldwater Creek Inc. (b)                                 18                             494
     Dick's Sporting Goods Inc. (b)                           10                             410
     DSW Inc. (b) (l)                                         9                              336
     HOT Topic Inc. (b) (l)                                   31                             358
     Jack in the Box Inc. (b)                                 12                             473
     JOS A Bank Clothiers Inc. (b)                            9                              217
     Longs Drug Stores Corp.                                  9                              410
     New York & Co. Inc. (b)                                  22                             218
     PF Chang's China Bistro Inc. (b) (l)                     9                              359
     Rare Hospitality International Inc. (b)                  12                             358
     Regis Corp.                                              8                              287
                                                                                             5,266
Toys & Hobbies - 1.6%
     Marvel Entertainment Inc. (b) (l)                        21                             415
     RC2 Corp. (b)                                            11                             440
                                                                                             855
CONSUMER, NON-CYCLICAL - 7.8%
Agriculture - 0.5%
     Delta & Pine Land Co.                                    10                             287

Commercial Services - 5.8%
     Advisory Board Co. (b)                                   8                              395
     CoStar Group Inc. (b)                                    9                              510
     Euronet Worldwide Inc. (b) (l)                           17                             670
     Jackson Hewitt Tax Service Inc.                          9                              271
     Korn/Ferry International (b)                             21                             411
     MPS Group Inc. (b)                                       27                             413
     United Rentals Inc. (b)                                  12                             397
                                                                                             3,067
Food - 0.8%
     Performance Food Group Co. (b) (l)                       13                             405

Household Products - 0.7%
     Church & Dwight Co. Inc.                                 10                             381

ENERGY - 9.2%
Oil & Gas - 9.2%
     Bill Barrett Corp. (b)                                   11                             326
     Core Laboratories NV (b)                                 8                              510
     Encore Acquisition Co. (b)                               17                             455
     FMC Technologies Inc. (b)                                9                              621
     Grey Wolf Inc. (b) (l)                                   48                             366
     Hydril (b)                                               6                              462
     Range Resources Corp.                                    16                             429
     Superior Energy Services Inc. (b)                        13                             453
     Unit Corp. (b)                                           10                             558
     Veritas DGC Inc. (b)                                     9                              489
     Whiting Petroleum Corp. (b)                              5                              226
                                                                                             4,895
FINANCIALS - 8.0%
Banks - 4.2%
     East West Bancorp. Inc. (l)                              13                             484
     PrivateBancorp. Inc.                                     7                              308
     SVB Financial Group (b)                                  9                              422
     Texas Capital Bancshares Inc. (b)                        11                             266
     Texas Regional Bancshares Inc. - Class A                 9                              355
     UCBH Holdings Inc. (l)                                   22                             369
                                                                                             2,204
Diversified Financial Services - 1.8%
     Affiliated Managers Group Inc. (b) (l)                   6                              486
     Greenhill & Co. Inc.                                     4                              252
     National Financial Partners Corp.                        5                              226
                                                                                             964
Insurance - 1.4%
     HCC Insurance Holdings Inc.                              13                             384
     ProAssurance Corp. (b)                                   7                              355
                                                                                             739

Real Estate Investment Trusts - 0.6%
     BioMed Realty Trust Inc.                                 10                             306

HEALTH CARE - 16.4%
Biotechnology - 3.3%
     Encysive Pharmaceuticals Inc. (b) (l)                    22                             154
     Human Genome Sciences Inc. (b)                           18                             197
     Integra LifeSciences Holdings Corp. (b)                  10                             400
     Millipore Corp. (b)                                      5                              293
     Myogen Inc. (b)                                          6                              175
     Myriad Genetics Inc. (b) (l)                             11                             283
     Nektar Therapeutics (b) (l)                              14                             261
                                                                                             1,763
Healthcare Providers & Services - 8.1%
     American Medical Systems Holdings Inc. (b)               23                             377
     Amsurg Corp. (b) (l)                                     11                             244
     Cyberonics Inc. (b)                                      13                             277
     Genesis HealthCare Corp. (b)                             9                              434
     Gen-Probe Inc. (b)                                       8                              423
     LifePoint Hospitals Inc. (b)                             12                             400
     Magellan Health Services Inc. (b)                        8                              366
     Mentor Corp.                                             10                             429
     Merge Technologies Inc. (b) (l)                          6                              75
     NuVasive Inc. (b) (l)                                    21                             391
     Palomar Medical Technologies Inc. (b)                    1                              61
     Pediatrix Medical Group Inc. (b)                         10                             472
     Wright Medical Group Inc. (b)                            16                             334
                                                                                             4,283
Pharmaceuticals - 5.0%
     Alkermes Inc. (b) (l)                                    16                             303
     CV Therapeutics Inc. (b)                                 10                             132
     Medicines Co. (b)                                        14                             278
     Medics Pharmaceutical Corp. (l)                          11                             268
     MGI Pharma Inc. (b)                                      15                             317
     Sciele Pharma Inc. (b) (l)                               17                             399
     United Therapeutics Corp. (b)                            6                              327
     VCA Antech Inc. (b)                                      20                             629
                                                                                             2,653
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.7%
     United Industrial Corp. (l)                              7                              337

Building Materials - 0.8%
     Eagle Materials Inc. (l)                                 10                             492

Electronics - 4.6%
     Cogent Inc. (b)                                          15                             233
     Coherent Inc. (b)                                        12                             421
     Orbotech Ltd. (b)                                        10                             234
     Thomas & Betts Corp. (b)                                 13                             644
     Trimble Navigation Ltd. (b)                              12                             536
     Varian Inc. (b)                                          10                             400
                                                                                             2,468
Hand & Machine Tools - 1.6%
     Lincoln Electric Holdings Inc.                           7                              440
     Regal-Beloit Corp.                                       9                              400
                                                                                             840
Machinery - 0.7%
     JLG Industries Inc.                                      18                             397

Manufacturing - 2.7%
     Actuant Corp. - Class A                                  7                              342
     Acuity Brands Inc.                                       10                             397
     Ceradyne Inc. (b)                                        9                              438
     TransDigm Group Inc. (b)                                 11                             274
                                                                                             1,451
Transportation - 3.3%
     Forward Air Corp.                                        11                             446
     HUB Group Inc. - Class A (b)                             12                             296
     Kirby Corp. (b)                                          11                             451
     Swift Transportation Co. Inc. (b)                        18                             585
                                                                                             1,778
TECHNOLOGY - 14.6%
Computers - 1.4%
     Kronos Inc. (b)                                          9                              327
     Micros Systems Inc. (b)                                  9                              393
                                                                                             720
Data Processing - 0.6%
     Global Payments Inc.                                     6                              312

Semiconductors - 5.7%
     Cirrus Logic Inc. (b)                                    49                             401
     Emulex Corp. (b) (l)                                     31                             509
     Formfactor Inc. (b)                                      10                             468
     Microsemi Corp. (b)                                      27                             664
     Power Integrations Inc. (b)                              16                             273
     Tessera Technologies Inc. (b)                            13                             351
     Varian Semiconductor Equipment Associates Inc. (b) (l)   12                             376
                                                                                             3,042
Software - 6.9%
     Allscripts Healthcare Solutions Inc. (b)                 18                             324
     Ansys Inc. (b)                                           9                              427
     Blackboard Inc. (b)                                      16                             468
     Eclipsys Corp. (b)                                       21                             375
     Epicor Software Corp. (b)                                28                             295
     Informatica Corp. (b)                                    28                             363
     MicroStrategy Inc. - Class A (b)                         5                              459
     Per-Se Technologies Inc. (b)                             18                             449
     THQ Inc. (b)                                             23                             507
                                                                                             3,667
UTILITIES - 1.7%
Electric - 1.7%
     General Cable Corp. (b)                                  13                             457
     Pike Electric Corp. (b)                                  23                             436
                                                                                             893

     Total Common Stocks (cost $45,512)                                                      51,772

SHORT TERM INVESTMENTS - 20.0%
Money Market Funds - 2.4%
     JNL Money Market Fund, 5.03% (a) (n)                     1,268                          1,268

Securities Lending Collateral - 17.6%
     Mellon GSL Delaware Business Trust Collateral Fund       9,368                          9,368

     Total Short Term Investments (cost $10,636)                                             10,636

Total Investments - 117.3% (cost $56,148)                                                    62,408
Other Assets and Liabilities, Net -  (17.3%)                                                 (9,262)
Total Net Assets - 100%                                                                      $53,146

JNL/Alger Growth Fund
COMMON STOCKS - 99.4%
BASIC MATERIALS - 5.4%
Chemicals - 1.5%
     Air Products & Chemicals Inc.                            53                             $3,375

Mining - 3.9%
     Freeport-McMoRan Copper & Gold Inc. (l)                  66                             3,662
     Inco Ltd. (l)                                            26                             1,740
     Vedanta Resources Plc - Luxemborg Stock Exchange (o)     139                            1,278
     Vedanta Resources Plc                                    139                            2,208
                                                                                             8,888
COMMUNICATIONS - 17.4%
E - Commerce - 2.2%
     eBay Inc. (b)                                            172                            5,050

Internet - 8.1%
     Google Inc. - Class A (b)                                17                             7,003
     NetFlix Inc. (b) (l)                                     86                             2,326
     Yahoo! Inc. (b)                                          279                            9,207
                                                                                             18,536
Telecommunications - 6.0%
     Alltel Corp.                                             28                             1,755
     Cisco Systems Inc. (b)                                   279                            5,441
     Level 3 Communications Inc. (b)                          729                            3,238
     Motorola Inc.                                            159                            3,208
                                                                                             13,642
Wireless Telecommunications - 1.1%
     NII Holdings Inc. - Class B (b)                          44                             2,492

CONSUMER, CYCLICAL - 12.5%
Apparel - 1.0%
     Coach Inc. (b)                                           80                             2,383

Lodging - 2.3%
     Wynn Resorts Ltd. (b) (l)                                72                             5,270

Media - 4.5%
     News Corp. - Class A                                     181                            3,473
     XM Satellite Radio Holdings Inc. - Class A (b) (l)       466                            6,823
                                                                                             10,296
Retail - 3.7%
     CVS Corp.                                                139                            4,264
     Federated Department Stores Inc.                         112                            4,085
                                                                                             8,349
Toys & Hobbies - 1.0%
     Nintendo Co. Ltd. - ADR                                  109                            2,282

CONSUMER, NON-CYCLICAL - 5.9%
Agriculture - 1.9%
     Archer-Daniels-Midland Co.                               106                            4,380

Tobacco - 4.0%
     Altria Group Inc.                                        125                            9,186

ENERGY - 9.3%
Coal - 1.7%
     Peabody Energy Corp.                                     64                             3,568

Oil & Gas - 7.6%
     National Oilwell Varco Inc. (b) (l)                      44                             2,788
     Schlumberger Ltd.                                        39                             2,533
     Transocean Inc. (b)                                      34                             2,703
     Valero Energy Corp.                                      103                            6,852
     Weatherford International Ltd. (b)                       48                             2,362
                                                                                             17,238
FINANCIALS - 10.1%
Banks - 0.9%
     Bank of America Corp.                                    48                             2,328

Diversified Financial Services - 6.6%
     Bear Stearns Cos. Inc.                                   33                             4,665
     Goldman Sachs Group Inc.                                 30                             4,468
     Legg Mason Inc.                                          33                             3,294
     London Stock Exchange Group Plc                          50                             1,052
     NYSE Group Inc. (b) (l)                                  23                             1,568
                                                                                             15,047
Insurance - 2.6%
     Hartford Financial Services Group Inc.                   38                             3,189
     Prudential Financial Inc. (l)                            36                             2,821
                                                                                             6,010
HEALTH CARE - 11.5%
Biotechnology - 1.9%
     Biogen Idec Inc. (b)                                     93                             4,299

Healthcare Providers & Services - 6.6%
     Aetna Inc.                                               112                            4,483
     St Jude Medical Inc. (b)                                 68                             2,192
     Tenet Healthcare Corp. (b)                               458                            3,195
     UnitedHealth Group Inc.                                  50                             2,217
     Zimmer Holdings Inc. (b)                                 52                             2,927
                                                                                             15,014
Pharmaceuticals - 3.0%
     Gilead Sciences Inc. (b)                                 43                             2,515
     Medco Health Solutions Inc. (b)                          75                             4,307
                                                                                             6,822
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
     Boeing Co.                                               52                             4,243

Machinery - 2.0%
     Caterpillar Inc.                                         62                             4,610

Manufacturing - 4.0%
     General Electric Corp.                                   67                             2,215
     Textron Inc.                                             75                             6,932
                                                                                             9,147
Transportation - 3.1%
     Burlington Northern Santa Fe Corp.                       29                             2,314
     FedEx Corp.                                              41                             4,745
                                                                                             7,059
TECHNOLOGY - 13.3%
Computers - 5.5%
     Apple Computer Inc. (b)                                  118                            6,763
     Network Appliance Inc. (b)                               49                             1,717
     Research In Motion Ltd. (b)                              35                             2,470
     Seagate Technology (b)                                   72                             1,639
                                                                                             12,589
Semiconductors - 6.3%
     Freescale Semiconductor Inc. - Class A (b) (l)           233                            6,768
     Marvell Tech Group Ltd. (b) (l)                          92                             4,056
     MEMC Electronic Materials Inc. (b)                       95                             3,563
                                                                                             14,387
Software - 1.5%
     Microsoft Corp.                                          144                            3,359

UTILITIES - 3.0%
Electric - 3.0%
     Emerson Electric Co.                                     56                             4,693
     Exelon Corp.                                             39                             2,222
                                                                                             6,915

     Total Common Stocks (cost $227,662)                                                     226,764

SHORT TERM INVESTMENTS - 9.3%
Money Market Funds - 1.3%
     JNL Money Market Fund, 5.03% (a) (n)                     2,978                          2,978

Securities Lending Collateral - 8.0%
     Mellon GSL Delaware Business Trust Collateral Fund       18,233                         18,233

     Total Short Term Investments (cost $21,211)                                             21,211

Total Investments - 108.7% (cost $248,873)                                                   247,975
Other Assets and Liabilities, Net -  (8.7%)                                                  (20,000)
Total Net Assets - 100%                                                                      $227,975

JNL/Eagle Core Equity Fund
COMMON STOCKS - 97.4%
BASIC MATERIALS - 0.9%
Chemicals - 0.9%
     Air Products & Chemicals Inc.                            12                             $767
     EI Du Pont de Nemours & Co.                              18                             749
                                                                                             1,516
COMMUNICATIONS - 12.4%
Advertising - 1.4%
     Omnicom Group Inc. (l)                                   24                             2,168

E - Commerce - 1.3%
     eBay Inc. (b)                                            74                             2,181

Internet - 1.0%
     Google Inc. - Class A (b)                                4                              1,560

Telecommunications - 5.8%
     AT&T Inc.                                                28                             780
     Atheros Communications Inc. (b)                          83                             1,568
     BellSouth Corp. (l)                                      14                             507
     Cisco Systems Inc. (b)                                   83                             1,612
     Comverse Technology Inc. (b)                             127                            2,515
     Embarq Corp. (b)                                         3                              113
     Sprint Nextel Corp.                                      93                             1,852
     Verizon Communications Inc.                              20                             670
                                                                                             9,617
Wireless Telecommunications - 2.9%
     American Tower Corp. (b)                                 34                             1,072
     Nokia Oyj - Class A - ADR                                100                            2,031
     Qualcomm Inc.                                            42                             1,691
                                                                                             4,794
CONSUMER, CYCLICAL - 15.2%
Apparel - 0.3%
     Coach Inc. (b)                                           10                             303

Beverages - 3.4%
     Coca-Cola Co.                                            76                             3,252
     PepsiCo Inc.                                             38                             2,272
                                                                                             5,524
Lodging - 2.3%
     Harrah's Entertainment Inc.                              27                             1,940
     Starwood Hotels & Resorts Worldwide Inc.                 30                             1,798
                                                                                             3,738
Media - 3.8%
     CBS Corp.                                                32                             865
     McGraw-Hill Cos. Inc.                                    16                             804
     Time Warner Inc.                                         117                            2,023
     Viacom Inc. (b)                                          69                             2,486
                                                                                             6,178
Retail - 5.4%
     CVS Corp.                                                46                             1,404
     Home Depot Inc.                                          49                             1,764
     McDonald's Corp.                                         58                             1,956
     Target Corp.                                             40                             1,951
     Wal-Mart Stores Inc.                                     35                             1,663
                                                                                             8,738
CONSUMER, NON-CYCLICAL - 7.1%
Commercial Services - 0.7%
     McKesson Corp.                                           7                              340
     RR Donnelley & Sons Co.                                  24                             767
                                                                                             1,107
Cosmetics & Personal Care - 2.0%
     Proctor & Gamble Co.                                     57                             3,195

Food - 1.8%
     General Mills Inc.                                       16                             827
     Hershey Co.                                              23                             1,251
     Sysco Corp.                                              36                             1,100
                                                                                             3,178
Household Products - 2.6%
     Kimberly-Clark Corp.                                     22                             1,376
     Newell Rubbermaid Inc.                                   113                            2,912
                                                                                             4,288
ENERGY - 5.4%
Coal - 0.4%
     Consol Energy Inc.                                       13                             594

Oil & Gas - 4.4%
     BP Plc - ADR                                             15                             1,044
     ENSCO International Inc.                                 33                             1,498
     Exxon Mobil Corp.                                        16                             982
     Halliburton Co.                                          35                             2,572
     NiSource Inc.                                            25                             546
     UGI Corp.                                                29                             714
                                                                                             7,356
Pipelines - 0.6%
     Kinder Morgan Inc.                                       10                             999

FINANCIALS - 15.7%
Banks - 4.2%
     Bank of America Corp.                                    36                             1,727
     US Bancorp.                                              28                             865
     Wachovia Corp.                                           57                             3,080
     Wells Fargo & Co.                                        15                             1,006
                                                                                             6,678
Diversified Financial Services - 9.2%
     American Express Co.                                     50                             2,648
     Capital One Financial Corp.                              22                             1,903
     Citigroup Inc.                                           61                             2,954
     E*Trade Financial Corp. (b)                              25                             565
     Fannie Mae                                               22                             1,073
     Franklin Resources Inc.                                  3                              220
     Freddie Mac                                              34                             1,966
     Goldman Sachs Group Inc.                                 12                             1,853
     Janus Capital Group Inc.                                 51                             909
     JPMorgan Chase & Co.                                     20                             840
                                                                                             14,931
Insurance - 1.2%
     American International Group Inc.                        23                             1,373
     Axis Capital Holdings Ltd.                               19                             538
                                                                                             1,911
Real Estate Investment Trusts - 1.1%
     Boston Properties Inc.                                   7                              633
     General Growth Properties Inc.                           12                             541
     Vornado Realty Trust                                     6                              585
                                                                                             1,759
HEALTH CARE - 14.4%
Biotechnology - 2.0%
     Amgen Inc. (b)                                           14                             941
     Celgene Corp. (b)                                        16                             735
     Genentech Inc. (b)                                       19                             1,586
                                                                                             3,262
Healthcare Providers & Services - 8.0%
     Baxter International Inc.                                56                             2,051
     CR Bard Inc.                                             20                             1,459
     DaVita Inc. (b)                                          13                             656
     HCA Inc. (l)                                             60                             2,579
     Johnson & Johnson                                        57                             3,406
     UnitedHealth Group Inc.                                  26                             1,172
     Zimmer Holdings Inc. (b)                                 33                             1,890
                                                                                             13,213
Pharmaceuticals - 4.4%
     Allergan Inc.                                            11                             1,210
     Pfizer Inc.                                              138                            3,239
     Sanofi-Aventis - ADR (l)                                 13                             634
     Wyeth                                                    48                             2,112
                                                                                             7,195
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.4%
     Boeing Co.                                               6                              489
     United Technologies Corp.                                52                             3,305
                                                                                             3,794
Diversified Machinery - 0.6%
     Deere & Co.                                              12                             1,002

Environmental Control - 0.8%
     Waste Management Inc.                                    39                             1,381

Machinery - 0.5%
     Caterpillar Inc.                                         12                             864

Manufacturing - 7.0%
     3M Corp.                                                 12                             969
     Cooper Industries Ltd. - Class A                         8                              743
     General Electric Corp.                                   161                            5,295
     Harsco Corp.                                             12                             936
     Honeywell Inernational Inc.                              19                             766
     Tyco International Ltd.                                  98                             2,690
                                                                                             11,399
TECHNOLOGY - 12.7%
Computers - 4.4%
     Apple Computer Inc. (b)                                  45                             2,546
     EMC Corp. (b)                                            174                            1,909
     Hewlett-Packard Co.                                      88                             2,780
                                                                                             7,235
Semiconductors - 3.6%
     Analog Devices Inc.                                      45                             1,460
     Intel Corp.                                              72                             1,372
     Marvell Tech Group Ltd. (b)                              52                             2,326
     Silicon Laboratories Inc. (b)                            5                              178
     Ultra Clean Holdings Inc. (b)                            55                             484
                                                                                             5,820
Software - 4.7%
     Adobe Systems Inc. (b)                                   17                             503
     Microsoft Corp.                                          175                            4,079
     Oracle Corp. (b)                                         210                            3,048
                                                                                             7,630
UTILITIES - 2.3%
Electric - 2.3%
     Dominion Resources Inc.                                  19                             1,406
     Emerson Electric Co.                                     28                             2,311
                                                                                             3,717

     Total Common Stocks (cost $155,281)                                                     158,825

SHORT TERM INVESTMENTS - 6.6%
Money Market Funds - 3.0%
     JNL Money Market Fund, 5.03% (a) (n)                     4,873                          4,873

Securities Lending Collateral - 3.6%
     Mellon GSL Delaware Business Trust Collateral Fund       5,932                          5,932

     Total Short Term Investments (cost $10,805)                                             10,805

Total Investments - 104.0% (cost $166,086)                                                   169,630
Other Assets and Liabilities, Net -  (4.0%)                                                  (6,535)
Total Net Assets - 100%                                                                      $163,095

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 98.6%
BASIC MATERIALS - 0.6%
Iron & Steel - 0.6%
     Cleveland-Cliffs Inc.                                    12                             $950

COMMUNICATIONS - 3.7%
Internet - 1.5%
     eCollege.com Inc. (b)                                    68                             1,427
     Internet Capital Group Inc. (b)                          121                            1,087
                                                                                             2,514
Telecommunications - 1.3%
     Ixia (b)                                                 171                            1,536
     Oplink Communications Inc. (b)                           43                             789
                                                                                             2,325
Wireless Telecommunications - 0.9%
     EMS Technologies Inc. (b)                                85                             1,522

CONSUMER, CYCLICAL - 17.5%
Distribution & Wholesale - 1.5%
     Pool Corp.                                               57                             2,487

Entertainment - 3.6%
     Shuffle Master Inc. (b) (l)                              127                            4,160
     Vail Resorts Inc. (b)                                    56                             2,093
                                                                                             6,253
Home Furnishings - 2.2%
     Universal Electronics Inc. (b) (l)                       212                            3,755

Media - 1.2%
     Entravision Communications Corp. (b) (l)                 247                            2,113

Retail - 9.0%
     Allion Healthcare Inc. (b) (l)                           97                             844
     Build-A-Bear Workshop Inc. (b) (l)                       90                             1,940
     Cash America International Inc.                          139                            4,457
     Genesco Inc. (b) (l)                                     119                            4,015
     Guitar Center Inc. (b)                                   36                             1,580
     Red Robin Gourmet Burgers Inc. (b)                       64                             2,715
                                                                                             15,551
CONSUMER, NON-CYCLICAL - 4.7%
Agriculture - 2.5%
     Delta & Pine Land Co. (l)                                146                            4,278

Commercial Services - 2.2%
     Corrections Corp. (b)                                    73                             3,857

ENERGY - 9.5%
Oil & Gas - 9.5%
     Core Laboratories NV (b)                                 45                             2,766
     Horizon Offshore Inc. (b)                                81                             1,688
     Patterson-UTI Energy Inc.                                96                             2,730
     Tetra Technologies Inc. (b)                              131                            3,972
     Unit Corp. (b)                                           91                             5,155
                                                                                             16,311
FINANCIALS - 4.5%
Diversified Financial Services - 2.2%
     Factset Research Systems Inc.                            78                             3,707

Insurance - 2.3%
     American Safety Insurance Holdings Ltd. (b)              51                             848
     Philadelphia Consolidated Holding Co. (b)                104                            3,150
                                                                                             3,998
HEALTH CARE - 15.1%
Biotechnology - 2.4%
     Arena Pharmaceuticals Inc. (b)                           93                             1,080
     Ariad Pharmaceuticals Inc. (b)                           258                            1,162
     deCODE genetics Inc. (b) (l)                             319                            1,972
                                                                                             4,214
Healthcare Providers & Services - 12.3%
     American Medical Systems Holdings Inc. (b)               219                            3,639
     Arrow International Inc.                                 63                             2,063
     Centene Corp. (b)                                        154                            3,622
     DJ Orthopedics Inc. (b) (l)                              39                             1,453
     Healthways Inc. (b)                                      49                             2,557
     Horizon Health Corp. (b) (l)                             125                            2,612
     Matria Healthcare Inc. (b)                               37                             801
     Respironics Inc. (b)                                     102                            3,484
     Thoratec Corp. (b) (l)                                   74                             1,027
                                                                                             21,258
Pharmaceuticals - 0.4%
     Dendreon Corp. (b) (l)                                   126                            608

INDUSTRIALS - 19.0%
Electronics - 8.6%
     Cogent Inc. (b) (l)                                      174                            2,627
     Coherent Inc. (b) (l)                                    114                            3,851
     Dolby Laboratories Inc. - Class A (b)                    157                            3,648
     OYO Geospace Corp. (b)                                   66                             3,751
     Photon Dynamics Inc. (b)                                 73                             915
                                                                                             14,792
Environmental Control - 6.7%
     Aleris International Inc. (b) (l)                        159                            7,302
     Waste Connections Inc. (b) (l)                           115                            4,179
                                                                                             11,481
Machinery - 2.2%
     Bucyrus International Inc. - Class A                     74                             3,727

Manufacturing - 1.5%
     Actuant Corp. - Class A (l)                              53                             2,665

TECHNOLOGY - 20.4%
Computers - 7.1%
     McData Corp. - Class A (b) (l)                           844                            3,444
     M-Systems Flash Disk Pioneers Ltd. (b) (l)               80                             2,384
     Radisys Corp. (b)                                        177                            3,894
     Trident Microsystems Inc. (b)                            133                            2,523
                                                                                             12,245
Data Processing - 1.0%
     Global Payments Inc.                                     35                             1,690

Semiconductors - 4.2%
     ATMI Inc. (b) (l)                                        67                             1,644
     Integrated Device Technology Inc. (b) (l)                261                            3,694
     Supertex Inc. (b)                                        48                             1,926
                                                                                             7,264
Software - 8.1%
     Ansys Inc. (b)                                           96                             4,607
     Avid Technology Inc. (b)                                 73                             2,425
     Netsmart Technologies Inc. (b)                           101                            1,314
     Per-Se Technologies Inc. (b) (l)                         68                             1,702
     Quality Systems Inc.                                     107                            3,944
                                                                                             13,992
UTILITIES - 3.6%
Electric - 3.6%
     Advanced Energy Industries Inc. (b)                      183                            2,420
     General Cable Corp. (b)                                  110                            3,858
                                                                                             6,278

     Total Common Stocks (cost $134,422)                                                     169,835

SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 2.0%
     JNL Money Market Fund, 5.03% (a) (n)                     3,494                          3,494

Securities Lending Collateral - 20.1%
     Mellon GSL Delaware Business Trust Collateral Fund       34,644                         34,644

     Total Short Term Investments (cost $38,138)                                             38,138

Total Investments - 120.7% (cost $172,560)                                                   207,973
Other Assets and Liabilities, Net -  (20.7%)                                                 (35,619)
Total Net Assets - 100%                                                                      $172,354

JNL/FMR Balanced Fund
COMMON STOCKS - 67.6%
BASIC MATERIALS - 4.7%
Chemicals - 1.8%
     Air Products & Chemicals Inc.                            2                              $141
     Airgas Inc.                                              4                              149
     Albemarle Corp.                                          3                              159
     Ashland Inc.                                             7                              474
     Bayer AG                                                 2                              69
     Celanese Corp. - Class A                                 11                             233
     Chemtura Corp. (l)                                       25                             230
     Cytec Industries Inc.                                    3                              172
     Georgia Gulf Corp.                                       4                              88
     Israel Chemicals Ltd.                                    24                             96
     Monsanto Co.                                             3                              269
     Mosaic Co. (b) (l)                                       15                             241
     Praxair Inc.                                             3                              140
     Rhodia SA (b)                                            48                             95
     Spartech Corp.                                           2                              50
     UAP Holding Corp.                                        5                              103
                                                                                             2,709
Forest Products & Paper - 0.2%
     Smurfit-Stone Container Corp. (b) (l)                    9                              92
     Weyerhaeuser Co.                                         2                              125
                                                                                             217
Iron & Steel - 0.5%
     Allegheny Technologies Inc.                              4                              284
     IPSCO Inc.                                               -                              29
     IPSCO Inc. - Canada                                      1                              77
     Oregon Steel Mills Inc. (b)                              3                              172
     Sumitomo Metal Industries Ltd.                           5                              21
     Usinas Siderurgicas de Minas Gerais SA - Class A         3                              97
                                                                                             680
Mining - 2.2%
     Agnico-Eagle Mines Ltd.                                  4                              126
     Alcoa Inc.                                               19                             621
     Aquarius Platinum Ltd.                                   1                              16
     Boliden AB                                               6                              101
     Compass Minerals International Inc.                      6                              145
     Falconbridge Ltd.                                        8                              421
     Goldcorp Inc.                                            9                              271
     Meridian Gold Inc. (b)                                   1                              29
     Meridian Gold Inc. - Canada (b)                          11                             347
     Newmont Mining Corp.                                     1                              26
     RTI International Metals Inc. (b)                        3                              193
      Stillwater Mining Co. (b)                               9                              119
     SXR Uranium One Inc. (b)                                 2                              12
     Teck Cominco Ltd.                                        3                              182
     Titanium Metals Corp. (b)                                16                             540
                                                                                             3,149
COMMUNICATIONS - 4.9%
Advertising - 0.2%
     Lamar Advertising Co. (b) (l)                            6                              344
     Omnicom Group Inc. (l)                                   1                              45
                                                                                             389
E - Commerce - 0.2%
     eBay Inc. (b)                                            6                              163
     Emdeon Corp. (b)                                         14                             174
                                                                                             337
Internet - 1.0%
     Blue Coat Systems Inc. (b)                               4                              66
     Covad Communications Group Inc. (b)                      98                             197
     Google Inc. - Class A (b)                                1                              440
     McAfee Inc. (b)                                          3                              68
     Netbank Inc.                                             27                             179
     Opsware Inc. (b)                                         3                              26
     Symantec Corp. (b)                                       8                              117
     Verisign Inc. (b) (l)                                    1                              21
     Yahoo! Inc. (b)                                          7                              241
                                                                                             1,355
Telecommunications - 3.0%
     Alaska Communications Systems Group Inc.                 6                              73
     Amdocs Ltd. (b)                                          2                              81
     Andrew Corp. (b)                                         8                              74
     AT&T Inc.                                                41                             1,153
     BellSouth Corp.                                          5                              195
     Bharti Airtel Ltd. (b)                                   5                              38
     Ciena Corp. (b)                                          4                              17
     CommScope Inc. (b)                                       1                              22
     Comverse Technology Inc. (b)                             1                              14
     CPI International Inc. (b)                               1                              9
     Essex Corp. (b)                                          2                              35
     Harris Corp.                                             4                              145
     Juniper Networks Inc. (b)                                4                              64
     Lucent Technologies Inc. (b) (l)                         42                             101
     Mastec Inc. (b)                                          13                             176
     Motorola Inc.                                            13                             264
     Nortel Networks Corp. (b)                                42                             94
     NTL Inc.                                                 14                             343
     Sprint Nextel Corp.                                      15                             305
     Sycamore Networks Inc. (b)                               35                             142
     Telenor ASA                                              1                              26
     Verizon Communications Inc.                              31                             1,021
                                                                                             4,392
Wireless Telecommunications - 0.5%
     American Tower Corp. (b)                                 5                              169
     Crown Castle International Corp. (b)                     4                              152
     NII Holdings Inc. - Class B (b)                          4                              197
     Qualcomm Inc.                                            3                              128
                                                                                             646
CONSUMER, CYCLICAL- 7.3%
Airlines - 0.4%
     ACE Aviation Holdings Inc. - Class A (b)                 4                              101
     AirTran Holdings Inc. (b) (l)                            26                             380
     Frontier Airlines Holdings Inc. (b)                      27                             194
     Tam SA (b)                                               3                              71
                                                                                             746
Automobiles - 0.1%
     American Axle & Manufacturing Holdings Inc. (l)          7                              127

Beverages - 0.2%
     Coca-Cola Co.                                            3                              129
     Coca-Cola Enterprises Inc.                               3                              59
     Fomento Economico Mexicano SA de CV - ADR                2                              159
     SABMiller Plc                                            5                              81
                                                                                             428
Distribution & Wholesale - 0.8%
     CDW Corp.                                                1                              66
     Ingram Micro Inc. - Class A (b)                          10                             172
     LKQ Corp. (b)                                            4                              72
     Lotte Shopping Co. Ltd. (b) (e) (l)                      3                              62
     WESCO International Inc. (b)                             10                             711
                                                                                             1,083
Entertainment - 0.2%
     Macrovision Corp. (b)                                    5                              97
     OPAP SA                                                  3                              109
     Pinnacle Entertainment Inc. (b)                          2                              58
     Vail Resorts Inc. (b)                                    1                              19
                                                                                             283
Home Builders - 0.2%
     Coachmen Industries Inc.                                 4                              53
     Cyrela Brazil Realty SA                                  7                              116
     DR Horton Inc.                                           3                              79
     Standard-Pacific Corp.                                   3                              67
                                                                                             315
Home Furnishings - 0.1%
     La-Z-Boy Inc. (l)                                        4                              62
     Sealy Corp. (b)                                          4                              50
     Sony Corp. - ADR                                         2                              70
                                                                                             182
Leisure Time - 0.4%
     Carnival Corp.                                           2                              100
     Harley-Davidson Inc.                                     2                              115
     Kinki Nippon Tourist Co. (l)                             3                              11
     Royal Caribbean Cruises Ltd.                             4                              134
     WMS Industries Inc. (b) (l)                              5                              148
                                                                                             508
Lodging - 0.3%
     Boyd Gaming Corp.                                        2                              93
     Gaylord Entertainment Co. (b)                            3                              118
     Kerzner International Ltd. (b)                           1                              87
     Starwood Hotels & Resorts Worldwide Inc.                 2                              145
                                                                                             443
Media - 1.2%
     Antena 3 de Television SA                                2                              44
     Citadel Broadcasting Corp.                               4                              38
     Clear Channel Communications Inc.                        4                              118
     EchoStar Communications Corp. (b) (l)                    5                              166
     Gannett Co. Inc.                                         -                              17
     Liberty Global Inc. (b)                                  4                              84
     Liberty Global Inc. - Class A (b)                        4                              87
     McGraw-Hill Cos. Inc.                                    2                              95
     Naspers Ltd.                                             3                              56
     News Corp. - Class A                                     18                             338
     Radio One Inc. (b)                                       4                              27
     Salem Communications Corp. - Class A (b)                 2                              23
     TVN SA (b)                                               3                              96
     Viacom Inc. (b)                                          -                              11
     Walt Disney Co.                                          15                             435
                                                                                             1,635
Office & Business Equipment - 0.3%
     Interface Inc. (b)                                       12                             138
     Steelcase Inc.                                           3                              49
     Xerox Corp. (b)                                          16                             228
                                                                                             415
Retail - 2.8%
     Advance Auto Parts Inc.                                  1                              20
     Aeropostale Inc. (b)                                     5                              130
     Best Buy Co. Inc.                                        2                              107
     Big 5 Sporting Goods Corp.                               4                              79
     Chico's FAS Inc. (b)                                     2                              49
     Circuit City Stores Inc.                                 1                              38
     CVS Corp.                                                8                              233
     Daiki Co. Ltd.                                           3                              31
     Dollar Tree Stores Inc. (b)                              5                              127
     Eddie Bauer Holdings Inc. (b)                            5                              62
     Family Dollar Stores Inc.                                8                              205
     Federated Department Stores Inc.                         6                              220
     Fred's Inc.                                              7                              91
     GameStop Corp. - Class A (b)                             1                              29
     GameStop Corp. - Class B (b)                             1                              27
     Homac Corp.                                              3                              49
     Home Depot Inc.                                          6                              200
     Insight Enterprises Inc. (b)                             1                              25
     JC Penney Co. Inc.                                       2                              155
     Kahma Co. Ltd.                                           1                              27
     Marinemax Inc. (b)                                       3                              89
     McDonald's Corp.                                         13                             449
     OfficeMax Inc.                                           3                              106
     O'Reilly Automotive Inc. (b)                             1                              22
     OSI Restaurant Partners Inc.                             4                              121
     Pacific Sunwear of California Inc. (b)                   6                              102
     RadioShack Corp.                                         6                              78
     Staples Inc.                                             5                              122
     Target Corp.                                             2                              73
     TJX Cos. Inc.                                            4                              89
     Walgreen Co.                                             3                              135
     Wal-Mart de Mexico SA de CV                              21                             59
     Wal-Mart Stores Inc.                                     11                             540
     Yum! Brands Inc.                                         2                              85
                                                                                             3,974
Textiles - 0.1%
     Cintas Corp.                                             2                              80

Toys & Hobbies - 0.2%
     Nintendo Co. Ltd.                                        2                              268

CONSUMER, NON-CYCLICAL - 3.7%
     Commercial Services - 0.8%
     Carriage Services Inc. (b)                               5                              22
     CDI Corp.                                                -                              12
     Cendant Corp.                                            15                             244
     Chemed Corp.                                             2                              87
     DiamondCluster International Inc. - Class A (b)          9                              68
     Dyncorp International Inc. (b)                           3                              33
     Kforce Inc. (b)                                          1                              16
     Live Nation Inc. (b)                                     16                             332
     Monro Muffler Inc.                                       -                              10
     Moody's Corp.                                            -                              16
     Service Corp. International                              9                              75
     United Rentals Inc. (b)                                  2                              51
     Weight Watchers International Inc.                       1                              45
                                                                                             1,011
Cosmetics & Personal Care - 0.9%
     Alberto-Culver Co. - Class B                             5                              224
     Avon Products Inc.                                       11                             350
     Colgate-Palmolive Co.                                    4                              264
     Estee Lauder Cos. Inc.                                   1                              35
     Proctor & Gamble Co.                                     8                              461
                                                                                             1,334
Food - 0.9%
     Cadbury Schweppes Plc                                    -                              5
     Corn Products International Inc.                         7                              214
     Ebro Puleva SA                                           3                              57
     General Mills Inc.                                       3                              155
     Imperial Sugar Co.                                       1                              14
     Kellogg Co.                                              2                              97
     Kroger Co.                                               5                              116
     McCormick & Co. Inc.                                     2                              70
     Nestle SA                                                -                              96
     Safeway Inc.                                             8                              198
     Sysco Corp.                                              3                              92
     Tyson Foods Inc.                                         1                              13
     WM Wrigley Jr Co.                                        3                              147
                                                                                             1,274
Household Products - 0.1%
     Fortune Brands Inc.                                      -                              21
     Playtex Products Inc. (b)                                7                              77
                                                                                             98
Tobacco - 1.0%
     Altria Group Inc.                                        20                             1,447

ENERGY - 8.2%
Alternative Energy - 0.1%
     Covanta Holding Corp. (b)                                7                              131

Coal - 0.1%
     Alpha Natural Resources Inc. (b)                         3                              49
     International Coal Group Inc. (b)                        9                              66
     Massey Energy Co. (l)                                    3                              94
                                                                                             209
Oil & Gas - 7.9%
     Baker Hughes Inc.                                        4                              335
     BJ Services Co.                                          8                              275
     Cabot Oil & Gas Corp. - Class A                          2                              102
     Canadian Natural Resources Ltd.                          -                              17
     Canadian Natural Resources Ltd. - Canada                 2                              88
     Chesapeake Enegy Corp.                                   7                              212
     EnCana Corp.                                             3                              137
     Energy Partners Ltd. (b)                                 10                             186
     EOG Resources Inc.                                       1                              69
     Global Industries Ltd. (b)                               5                              90
     GlobalSantaFe Corp.                                      3                              162
     Goodrich Petroleum Corp. (b) (l)                         1                              40
     Halliburton Co.                                          17                             1,247
     Helix Energy Solutions Group Inc. (b)                    2                              69
     Holly Corp.                                              4                              201
     Mariner Energy Inc. (b)                                  5                              94
     McMoRan Exploration Co. (b)                              3                              60
     National Oilwell Varco Inc. (b)                          40                             2,535
     Noble Corp.                                              3                              186
     Penn Virginia Corp.                                      1                              98
     Petroleum Development Corp. (b)                          2                              57
     Plains Exploration & Production Co. (b)                  3                              130
     Pride International Inc. (b)                             44                             1,377
     Quicksilver Resources Inc. (b)                           5                              195
     Range Resources Corp.                                    7                              192
     Smith International Inc.                                 8                              338
     Southwestern Energy Co. (b)                              4                              118
     Superior Energy Services Inc. (b)                        1                              41
     Tesoro Corp.                                             1                              45
     Ultra Petroleum Corp. (b)                                3                              160
     Valero Energy Corp.                                      23                             1,537
     Weatherford International Ltd. (b)                       15                             749
     W-H Energy Services Inc. (b)                             1                              41
                                                                                             11,186
Pipelines - 0.1%
     El Paso Corp. (l)                                        8                              122

FINANCIALS - 13.0%
Banks - 3.7%
     ABN AMRO Holding NV                                      4                              113
     Absa Group Ltd.                                          1                              13
     Banca Popolare di Milano SCRL                            4                              50
     Banco Bilbao Vizcaya Argentaria SA                       6                              124
     Banco Nossa Caixa SA                                     6                              119
     Bank of America Corp.                                    32                             1,560
     Bank of Baroda                                           7                              29
     Bank of China Ltd. (b)                                   116                            53
     China Construction Bank (e)                              316                            144
     Firstrand Ltd.                                           20                             47
     Hanmi Financial Corp.                                    5                              97
     HSBC Holdings Plc - ADR                                  2                              150
     ICICI Bank Ltd. - ADR                                    6                              149
     Kotak Mahindra Bank Ltd. (e) (o)                         8                              42
     Nara Bancorp. Inc.                                       3                              64
     National Australia Bank Ltd.                             6                              144
     Northern Trust Corp.                                     1                              66
     R-G Financial Corp. - Class B                            4                              34
     State Street Corp.                                       2                              99
     SVB Financial Group (b)                                  2                              68
     UBS AG                                                   -                              1
     UCBH Holdings Inc.                                       11                             187
     Unibanco - Uniao de Bancos Brasileiros SA - ADR          1                              66
     UniCredito Italiano SpA                                  17                             132
     W Holding Co. Inc.                                       18                             120
     Wachovia Corp.                                           18                             989
     Wells Fargo & Co.                                        4                              275
     Wilshire Bancorp. Inc. (l)                               6                              100
     Wintrust Financial Corp.                                 2                              81
                                                                                             5,116
Diversified Financial Services - 4.4%
     Aiful Corp.                                              1                              56
     American Express Co.                                     3                              178
     Ameriprise Financial Inc.                                1                              36
     Capital One Financial Corp.                              2                              154
     CapitalSource Inc.                                       -                              7
     Citigroup Inc.                                           24                             1,177
     Countrywide Financial Corp.                              5                              201
     Doral Financial Corp.                                    11                             71
     E*Trade Financial Corp. (b)                              16                             374
     Fannie Mae                                               10                             476
     Freddie Mac                                              9                              538
     Goldman Sachs Group Inc.                                 1                              129
     JPMorgan Chase & Co.                                     35                             1,478
     Lazard Ltd. - Class A (l)                                3                              125
     Lehman Brothers Holdings Inc.                            2                              124
     Merrill Lynch & Co. Inc.                                 8                              563
     Nasdaq Stock Market Inc. (b)                             5                              152
     ORIX Corp.                                               -                              95
     SLM Corp.                                                4                              196
     TD Ameritrade Holding Corp.                              5                              76
                                                                                             6,206
Insurance - 3.2%
     ACE Ltd.                                                 8                              394
     Aflac Inc.                                               5                              208
     AMBAC Financial Group Inc.                               2                              146
     American International Group Inc.                        23                             1,335
     Aspen Insurance Holdings Ltd.                            6                              128
     Axis Capital Holdings Ltd.                               1                              34
     Endurance Specialty Holdings Ltd.                        4                              122
     Fidelity National Title Group Inc. - Class A             3                              65
     Hartford Financial Services Group Inc.                   4                              372
     IPC Holdings Ltd.                                        2                              42
     Lincoln National Corp.                                   1                              34
     MBIA Inc.                                                3                              182
     MGIC Investment Corp. (l)                                1                              65
     Montpelier Re Holdings Ltd.                              4                              74
     Navigators Group Inc. (b)                                1                              26
     PartnerRe Ltd.                                           3                              167
     Platinum Underwriters Holdings Ltd.                      3                              92
     PXRE Group Ltd.                                          8                              31
     Radian Group Inc.                                        2                              124
     Scottish Re Group Ltd.                                   15                             250
     Specialty Underwriters' Alliance Inc. (b)                4                              24
     St Paul Travelers Cos. Inc.                              6                              250
     T&D Holdings Inc.                                        -                              36
     Universal American Financial Corp. (b)                   6                              83
     USI Holdings Corp. (b)                                   5                              71
     Willis Group Holdings Ltd.                               1                              22
     XL Capital Ltd. - Class A                                3                              172
                                                                                             4,549
Investment Companies - 0.1%
     American Capital Strategies Ltd.                         4                              141

Real Estate - 0.1%
     Mitsui Fudosan Co. Ltd.                                  4                              87

Real Estate Investment Trusts - 1.2%
     Alexandria Real Estate Equites Inc.                      1                              43
     Annaly Mortgage Management Inc.                          8                              106
     BioMed Realty Trust Inc.                                 1                              24
     Brandywine Realty Trust                                  1                              29
     CBL & Associates Properties Inc.                         1                              43
     Corporate Office Properties Trust SBI MD                 -                              4
     Developers Diversified Realty Corp.                      3                              146
     Digital Realty Trust Inc.                                1                              35
     Duke Realty Corp.                                        1                              46
     Education Realty Trust Inc.                              2                              25
     Equity Lifestyle Properties Inc.                         1                              57
     Equity Office Properties Trust                           4                              150
     Equity Residential                                       1                              58
     General Growth Properties Inc.                           2                              95
     Highwoods Properties Inc.                                1                              29
     Homebanc Corp.                                           6                              49
     Host Marriott Corp.                                      6                              120
     Penn Real Estate Investment Trust                        2                              85
     Ramco-Gershenson Properties                              3                              78
     Reckson Associate Realty Corp.                           1                              50
     Trizec Properties Inc.                                   1                              21
     United Dominion Realty Trust Inc.                        10                             272
     Ventas Inc.                                              3                              98
      Vornado Realty Trust                                    1                              98
                                                                                             1,761
Savings & Loans - 0.3%
     Golden West Financial Corp.                              1                              74
     Hudson City Bancorp. Inc.                                7                              91
     KNBT Bancorp. Inc.                                       1                              18
     NewAlliance Bancshares Inc. (l)                          5                              73
     Sovereign Bancorp. Inc.                                  9                              192
                                                                                             448
HEALTH CARE - 6.8%
Biotechnology - 0.8%
     Amgen Inc. (b)                                           5                              294
     Biogen Idec Inc. (b)                                     2                              111
     Charles River Laboratories International Inc. (b)        8                              276
     Genentech Inc. (b)                                       1                              90
     Global Bio-Chem Technology Group Co. Ltd.                112                            48
     Invitrogen Corp. (b) (l)                                 2                              112
     Medimmune Inc. (b)                                       3                              89
     PDL BioPharma Inc. (b)                                   2                              35
     Vertex Pharmaceuticals Inc. (b) (l)                      1                              44
                                                                                             1,099

Healthcare Providers & Services - 3.4%
     Advanced Medical Optics Inc. (b) (l)                     1                              71
     Aetna Inc.                                               3                              107
     Alcon Inc.                                               1                              117
     Amedisys Inc. (b)                                        1                              52
     Aspect Medical Systems Inc. (b)                          6                              98
     Baxter International Inc.                                10                             379
     Becton Dickinson & Co.                                   3                              159
     Boston Scientific Corp. (b)                              8                              141
     Cooper Cos. Inc.                                         5                              226
     CR Bard Inc.                                             3                              220
     Cytyc Corp. (b)                                          2                              48
     Dade Behring Holdings Inc.                               7                              288
     HCA Inc.                                                 1                              35
     Health Net Inc. (b)                                      5                              221
     Humana Inc. (b)                                          4                              199
     Inverness Medical Innovations Inc. (b)                   2                              54
     Johnson & Johnson                                        15                             881
     Kinetic Concepts Inc. (b)                                2                              75
     LHC Group Inc. (b)                                       1                              14
     Medtronic Inc.                                           1                              47
     SeraCare Life Sciences Inc. (b)                          3                              17
     Sierra Health Services Inc. (b)                          2                              72
     Sunrise Senior Living Inc. (b)                           5                              141
     UnitedHealth Group Inc.                                  22                             983
     WellPoint Inc. (b)                                       3                              211
                                                                                             4,856
Pharmaceuticals - 2.6%
     Allergan Inc.                                            1                              78
     Atherogenics Inc. (b) (l)                                6                              77
     Barr Laboratories Inc. (b)                               3                              130
     Cardinal Health Inc.                                     2                              148
     Caremark Rx Inc.                                         3                              141
      Cephalon Inc. (b) (l)                                   4                              264
     Dusa Pharmaceuticals Inc. (b)                            8                              44
     Endo Pharmaceuticals Holdings Inc. (b)                   2                              79
     Forest Laboratories Inc. (b)                             3                              120
     MannKind Corp. (b)                                       2                              36
     Medarex Inc. (b)                                         5                              49
     Medco Health Solutions Inc. (b)                          5                              269
     Merck & Co. Inc.                                         2                              80
     MGI Pharma Inc. (b)                                      6                              131
     New River Pharmaceuticals Inc. (b)                       4                              114
     Novartis AG - ADR                                        7                              350
     Omnicare Inc.                                            4                              199
     OSI Pharmaceuticals Inc. (b)                             4                              129
     Pfizer Inc.                                              19                             447
     Schering-Plough Corp.                                    6                              105
     Teva Pharmaceutical Industries Ltd. - ADR                8                              250
     Wyeth                                                    10                             444
                                                                                             3,684
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.9%
     European Aeronautic Defence & Space Co. NV               1                              34
     General Dynamics Corp.                                   4                              262
     L-3 Communicaitons Holdings Inc.                         2                              151
     Lockheed Martin Corp.                                    1                              72
     Raytheon Co.                                             4                              187
     Rockwell Collins Inc.                                    2                              134
     United Technologies Corp.                                4                              260
                                                                                             1,100

Building Materials - 0.3%
     Interline Brands Inc. (b)                                1                              23
     Masco Corp.                                              6                              184
     Nagarjuna Construction Co.                               2                              12
     Texas Industries Inc.                                    3                              138
                                                                                             357
Diversified Machinery - 0.3%
     Briggs & Stratton Corp.                                  4                              115
     Deere & Co.                                              3                              217
     Flowserve Corp. (b)                                      1                              74
     Gardner Denver Inc. (b)                                  1                              50
                                                                                             456
Electronics - 2.1%
     Agilent Technologies Inc. (b)                            6                              182
     Amphenol Corp. - Class A                                 7                              392
     Arrow Electronics Inc. (b)                               3                              100
     Avnet Inc. (b)                                           5                              106
     Benchmark Electronics Inc. (b)                           2                              51
     Celestica Inc. (b)                                       18                             169
     Cymer Inc. (b) (l)                                       3                              155
     Fisher Scientific International Inc. (b)                 2                              148
     Flextronics International Ltd. (b)                       40                             419
     Flir Systems Inc. (b)                                    4                              93
     Metrologic Instruments Inc. (b)                          3                              39
     Multi-Fineline Electronix Inc. (b)                       1                              20
     Orbotech Ltd. (b)                                        1                              21
      Solectron Corp. (b)                                     81                             278
     Symbol Technologies Inc.                                 21                             226
     Tektronix Inc.                                           3                              97
     Thermo Electron Corp. (b)                                2                              83
     Varian Inc. (b)                                          3                              120
     Vishay Intertechnology Inc. (b)                          4                              55
     Waters Corp. (b)                                         4                              169
                                                                                             2,923
Engineering & Construction - 1.7%
     Chicago Bridge & Iron Co. NV - ADR                       9                              207
     Dycom Industries Inc. (b)                                12                             260
     Fluor Corp. (l)                                          9                              836
     Grupo Aeroportuario del Pacifico SA de CV                5                              153
     Hyundai Engineering & Construction Co. Ltd. (b)          2                              95
     Larsen & Toubro Ltd.                                     3                              141
     McDermott International Inc. (b)                         4                              166
     Perini Corp. (b)                                         7                              149
     Punj Lloyd Ltd. (b)                                      3                              48
     Shaw Group Inc. (b)                                      9                              256
     URS Corp. (b)                                            2                              80
                                                                                             2,391
Environmental Control - 0.2%
     Clean Harbors Inc. (b)                                   2                              71
     Waste Management Inc.                                    5                              176
                                                                                             247
Hand & Machine Tools - 0.1%
     Stanley Works                                            2                              71

Machinery - 0.2%
     Atlas Copco AB - Class B                                 8                              208
     Intermec Inc. (b)                                        1                              16
                                                                                             224
Manufacturing - 2.7%
     Brink's Co.                                              4                              221
     Cooper Industries Ltd. - Class A                         1                              85
     Danaher Corp. (l)                                        2                              96
     Eastman Kodak Co.                                        3                              67
     General Electric Corp.                                   53                             1,757
     Goodman Global Inc. (b)                                  3                              50
     Hexcel Corp. (b)                                         14                             215
     Honeywell Inernational Inc.                              9                              372
     Ingersoll-Rand Co. Ltd. - Class A                        2                              68
     Leggett & Platt Inc.                                     2                              47
     Smiths Group Plc                                         7                              115
     SPX Corp.                                                3                              162
     Textron Inc.                                             -                              18
     Tyco International Ltd.                                  19                             509
                                                                                             3,782
Metal Fabrication & Hardware - 0.1%
     Precision Castparts Corp.                                3                              197

Packaging & Containers - 0.3%
     Owens-Illinois Inc. (b)                                  18                             293
     Pactiv Corp. (b)                                         7                              185
                                                                                             478
Transportation - 1.3%
     Alexander & Baldwin Inc.                                 3                              129
     American Commercial Lines Inc. (b)                       -                              6
     Burlington Northern Santa Fe Corp.                       4                              317
     Canadian National Railway Co.                            1                              52
     Con-way Inc.                                             -                              6
     EGL Inc. (b)                                             4                              221
     FedEx Corp.                                              1                              117
     Kirby Corp. (b)                                          -                              4
     Laidlaw International Inc.                               12                             312
     Maritrans Inc.                                           2                              47
     Norfolk Southern Corp.                                   7                              357
     OMI Corp. (l)                                            4                              78
     Overseas Shipholding Group Inc.                          1                              35
     UTI Worldwide Inc.                                       4                              93
                                                                                             1,774
TECHNOLOGY - 6.2%
Computers - 1.5%
     Ansoft Corp. (b)                                         3                              61
     COMSYS IT Partners Inc. (b)                              3                              45
     EMC Corp. (b)                                            14                             158
     Hewlett-Packard Co.                                      10                             317
     Imation Corp.                                            1                              25
     McData Corp. - Class A (b)                               8                              33
     M-Systems Flash Disk Pioneers Ltd. (b)                   4                              124
     NCR Corp. (b)                                            3                              125
     Seagate Technology (b)                                   38                             854
     SI International Inc. (b)                                1                              43
     Spansion Inc. (b)                                        2                              24
     Sun Microsystems Inc. (b) (l)                            20                             81
     Western Digital Corp. (b)                                8                              153
                                                                                             2,043
Data Processing - 0.3%
     Fair Isaac Corp.                                         3                              106
     Filenet Corp. (b)                                        2                              59
     First Data Corp.                                         5                              225
                                                                                             390
Semiconductors - 3.3%
     Actel Corp. (b)                                          1                              14
     Agere Systems Inc. (b)                                   19                             273
     AMIS Holdings Inc. (b)                                   10                             105
     Analog Devices Inc.                                      5                              167
     Applied Micro Circuits Corp. (b) (l)                     16                             43
     Asat Holdings Ltd. - ADR (b)                             7                              4
     ASML Holding NV - NYS (b)                                -                              6
     ASML Holding NV - ADR (b)                                10                             204
     ATI Technologies Inc. (b)                                8                              110
     ATI Technologies Inc. - Canada (b)                       1                              20
     ATMI Inc. (b) (l)                                        13                             310
     Axcelis Technologies Inc. (b)                            28                             163
     Credence Systems Corp. (b)                               11                             40
     Cypress Semiconductor Corp. (b) (l)                      14                             198
     DSP Group Inc. (b)                                       4                              109
     Entegris Inc. (b)                                        3                              25
     Exar Corp. (b)                                           6                              85
     Fairchild Semiconductor International Inc. (b)           17                             314
     Freescale Semiconductor Inc. - Class A (b) (l)           14                             403
     Freescale Semiconductor Inc. - Class B (b)               13                             373
     Integrated Device Technology Inc. (b)                    3                              38
     Intel Corp.                                              9                              167
     Linear Technology Corp.                                  3                              104
     LSI Logic Corp. (b)                                      1                              9
     LTX Corp. (b)                                            22                             155
     Maxim Integrated Products Inc.                           4                              119
     Microchip Technology Inc.                                3                              97
     National Semiconductor Corp.                             15                             353
     PMC - Sierra Inc. (b) (l)                                8                              73
     Rudolph Technologies Inc. (b)                            9                              130
     Samsung Electronics Co. Ltd.                             -                              305
     Teradyne Inc. (b)                                        6                              84
     Verigy Ltd. (b)                                          2                              33
     Xilinx Inc.                                              2                              39
                                                                                             4,672
Software - 1.1%
     Activision Inc. (b)                                      2                              19
     BEA Systems Inc. (b)                                     17                             226
     Cerner Corp. (b)                                         3                              96
     Cognos Inc. (b)                                          4                              119
     Eclipsys Corp. (b)                                       1                              11
     Hyperion Solutions Corp. (b)                             4                              111
     IMS Health Inc. (l)                                      3                              83
     JDA Software Group Inc. (b)                              4                              59
     Microsoft Corp.                                          25                             578
     Quest Software Inc. (b)                                  1                              10
     Satyam Computer Services Ltd.                            3                              86
     Take-Two Interactive Software Inc. (b) (l)               11                             120
     Wind River Systems Inc. (b)                              10                             85
                                                                                             1,603
UTILITIES - 2.6%
Electric - 2.6%
     AES Corp. (b)                                            36                             657
     CEZ AS                                                   1                              24
     CMS Energy Corp. (b)                                     14                             179
     Dominion Resources Inc.                                  4                              307
     Dynegy Inc. - Class A (b)                                23                             124
     E.ON AG                                                  1                              69
     Edison International Inc.                                2                              70
     Entergy Corp.                                            2                              113
     Exelon Corp.                                             9                              494
     FirstEnergy Corp.                                        2                              114
     GrafTech International Ltd. (b)                          8                              47
     Mirant Corp. (b)                                         4                              110
     Molex Inc.                                               3                              104
     NRG Energy Inc. (b) (l)                                  3                              125
     PG&E Corp. (l)                                           3                              106
     PPL Corp.                                                5                              168
     Reliant Energy Inc. (b)                                  1                              17
     TXU Corp.                                                13                             801
                                                                                             3,629
Water - 0.0%
     Pico Holdings Inc. (b)                                   1                              16

     Total Common Stocks (cost $84,359)                                                      95,473

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.2%
Insurance - 0.2%
     Metlife Inc. Convertible Preferred, 6.38%, 08/15/08      5                              135
     Platinum Underwriters Holdings Ltd. Convertible
     Preferred, 6.00%, 02/15/09                               2                              48
     XL Capital Ltd. Convertible Preferred,
     6.50%, 05/15/07                                          3                              71
                                                                                             254
UTILITIES - 0.1%
Electric - 0.1%
     Entergy Corp. Convertible Preferred, 7.63%, 02/17/09     1                              60
     NRG Energy Inc. Convertible Preferred,
     5.75%, 03/16/09                                          -                              25
                                                                                             85

     Total Preferred Stocks (cost $335)                                                      339

CORPORATE BONDS AND NOTES - 0.1%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
     Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)     $20                            25

ENERGY - 0.1%
Oil & Gas - 0.1%
     McMoRan Exploration Co.
     6.00%, 07/02/08 (j)                                      100                            134
     5.25%, 10/06/11 (e) (j)                                  20                             24
                                                                                             158

     Total Corporate Bonds and Notes (cost $172)                                             183

GOVERNMENT AND AGENCY OBLIGATIONS - 29.6%
GOVERNMENT SECURITIES - 29.6%
U.S. Treasury Securities - 29.6%
     U.S. Treasury Bond, 6.13%, 08/15/29 (l)                  4,200                          4,670
     U.S. Treasury Note 3.63%, 04/30/07 (l)                   293                            289
     3.75%, 05/15/08 (l)                                      13,005                         12,676
     3.38%, 09/15/09 (l)                                      7,824                          7,426
     4.75%, 03/31/11                                          3,200                          3,152
     4.25%, 11/15/13 (l)                                      7,885                          7,462
     4.25%, 11/15/14 (l)                                      6,550                          6,160

     Total Government and Agency Obligations (cost $42,877)                                  41,835

SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 2.2%
     JNL Money Market Fund, 5.03% (a) (n)                     3,054                          3,054


Securities Lending Collateral - 27.5%
     Mellon GSL Delaware Business Trust Collateral Fund       38,777                         38,777

     Total Short Term Investments (cost $41,831)                                             41,831

Total Investments - 127.3% (cost $169,574)                                                   179,661
Other Assets and Liabilities, Net -  (27.3%)                                                 (38,487)
Total Net Assets - 100%                                                                      $141,174

JNL/FMR Mid-Cap Equity Fund
COMMON STOCKS - 96.7%
BASIC MATERIALS - 4.7%
Chemicals - 3.2%
     Ashland Inc.                                             37                             $2,478
     Mosaic Co. (b) (l)                                       50                             784
     Potash Corp.                                             2                              128
     Potash Corp. of Saskatchewan                             30                             2,552
     Sinochem Hong Kong Holding Ltd.                          1,548                          608
                                                                                             6,550
Mining - 1.5%
     Novelis Inc.                                             39                             846
     Novelis Inc. - Canada                                    107                            2,296
                                                                                             3,142
COMMUNICATIONS - 19.0%
Advertising - 0.0%
     Interpublic Group of Cos. Inc. (b) (l)                   2                              17

E - Commerce - 0.1%
     Arbinet-thexchange Inc. (b) (l)                          40                             226

Internet - 1.4%
     Openwave Systems Inc. (b) (l)                            150                            1,736
     Verisign Inc. (b) (l)                                    49                             1,140
                                                                                             2,876
Telecommunications - 13.8%
     Alcatel SA - ADR (b)                                     240                            3,027
     AT&T Inc.                                                320                            8,925
     Broadwing Corp. (b) (l)                                  45                             468
     Global Crossing Ltd. (b) (l)                             70                             1,238
     Harris Corp.                                             83                             3,436
     Juniper Networks Inc. (b)                                32                             505
     Lucent Technologies Inc. (b) (l)                         806                            1,949
     NeuStar Inc. - Class A (b)                               4                              122
     Philippine Long Distance Telephone Co. - ADR             50                             1,733
     Sprint Nextel Corp.                                      361                            7,210
                                                                                             28,613
Wireless Telecommunications - 3.7%
     American Tower Corp. (b)                                 130                            4,043
     Nokia Oyj - Class A - ADR                                178                            3,608
                                                                                             7,651
CONSUMER, CYCLICAL - 22.4%
Airlines - 2.6%
     AirAsia BHD (b)                                          1,172                          478
     UAL Corp. (b)                                            76                             2,363
     US Airways Group Inc. (b) (l)                            46                             2,310
                                                                                             5,151
Apparel - 1.4%
     Phillips-Van Heusen Corp.                                75                             2,847

Beverages - 1.4%
     Molson Coors Brewing Co.                                 42                             2,824

Entertainment - 0.7%
     International Game Technology                            34                             1,278

     Shuffle Master Inc. (b) (l)                              8                              269
                                                                                             1,547
Home Builders - 0.2%
     Williams Scotsman International Inc. (b)                 21                             463

Home Furnishings - 6.4%
     Harman International Industries Inc.                     155                            13,211

Lodging - 0.8%
     Las Vegas Sands Corp. (b)                                18                             1,378
     Wynn Resorts Ltd. (b)                                    5                              368
                                                                                             1,746
Media - 1.5%
     Walt Disney Co.                                          102                            3,054

Office & Business Equipment - 1.3%
     Knoll Inc.                                               118                            2,172
     Steelcase Inc. (l)                                       37                             614
                                                                                             2,786
Retail - 5.4%
     Aeropostale Inc. (b) (l)                                 77                             2,221
     Federated Department Stores Inc.                         93                             3,396
     GameStop Corp. - Class A (b) (l)                         80                             3,365
     Ruth's Chris Steak House Inc. (b)                        10                             212
     TJX Cos. Inc.                                            87                             1,987
                                                                                             11,182
Toys & Hobbies - 0.7%
     Nintendo Co. Ltd.                                        9                              1,510

CONSUMER, NON-CYCLICAL - 8.0%
Commercial Services - 5.4%
     Chemed Corp.                                             6                              321
     DeVry Inc. (b) (l)                                       196                            4,309
     Global Cash Access Inc. (b)                              60                             938
     Monster Worldwide Inc. (b)                               39                             1,659
     Quanta Services Inc. (b) (l)                             67                             1,156
     Service Corp. International                              126                            1,024
     Universal Technical Institute Inc. (b)                   37                             806
     Weight Watchers International Inc.                       24                             994
                                                                                             11,207
Cosmetics & Personal Care - 0.7%
     Avon Products Inc.                                       47                             1,457

Food - 1.9%
     Safeway Inc.                                             153                            3,968

ENERGY - 11.8%
Oil & Gas - 11.5%
     Cameron International Corp. (b)                          18                             841
     Diamond Offshore Drilling Inc. (l)                       34                             2,862
     ENSCO International Inc.                                 33                             1,519
     EOG Resources Inc.                                       15                             1,026
     EXCO Resources Inc. (b) (l)                              78                             891
     FMC Technologies Inc. (b)                                13                             904
     GlobalSantaFe Corp.                                      50                             2,864
     Goodrich Petroleum Corp. (b) (l)                         22                             627
     Hess Corp.                                               22                             1,168
     National Oilwell Varco Inc. (b)                          42                             2,687
     Noble Energy Inc.                                        12                             572
     SEACOR Holdings Inc. (b) (l)                             40                             3,309
     Tesoro Corp.                                             49                             3,673
     XTO Energy Inc.                                          23                             1,023
                                                                                             23,966
Pipelines - 0.3%
     Questar Corp.                                            7                              539

FINANCIALS - 3.2%
Diversified Financial Services - 3.2%
     Greenhill & Co. Inc. (l)                                 18                             1,100
     IntercontinentalExchange Inc. (b)                        37                             2,143
     Jefferies Group Inc.                                     20                             590
     Lazard Ltd. - Class A                                    52                             2,089
     Thomas Weisel Partners Group Inc. (b)                    34                             652
                                                                                             6,574
HEALTH CARE - 6.0%
Healthcare Providers & Services - 4.6%
     Advanced Medical Optics Inc. (b) (l)                     91                             4,624
     Cytyc Corp. (b)                                          152                            3,852
     Patterson Cos. Inc. (b) (l)                              27                             943
                                                                                             9,419
Pharmaceuticals - 1.4%
     Allergan Inc. (l)                                        19                             2,080
     Neurocrine Biosciences Inc. (b) (l)                      82                             866
                                                                                             2,946
INDUSTRIALS - 15.5%
Aerospace & Defense - 0.7%
     Argon ST Inc. (b)                                        47                             1,257

Building Materials - 1.2%
     Texas Industries Inc.                                    48                             2,574

Diversified Machinery - 3.5%
     Deere & Co.                                              25                             2,124
     Flowserve Corp. (b) (l)                                  90                             5,093
                                                                                             7,217
Electronics - 0.5%
     Symbol Technologies Inc.                                 94                             1,012

Engineering & Construction - 4.2%
     ABB Ltd.                                                 16                             212
     Chicago Bridge & Iron Co. NV - ADR                       1                              27
     Fluor Corp. (l)                                          40                             3,726
     Foster Wheeler Ltd. (b)                                  27                             1,157
     McDermott International Inc. (b)                         79                             3,597
                                                                                             8,719
Environmental Control - 0.9%
     Allied Waste Industries Inc. (b) (l)                     165                            1,878

Manufacturing - 0.3%
     Eastman Kodak Co. (l)                                    30                             713

Packaging & Containers - 1.7%
     Pactiv Corp. (b)                                         146                            3,618

Transportation - 2.5%
     Horizon Lines Inc. - Class A (l)                         75                             1,203
     Norfolk Southern Corp.                                   73                             3,906
                                                                                             5,109
TECHNOLOGY - 6.1%
Computers - 0.9%
     NCR Corp. (b)                                            53                             1,953

Data Processing - 2.6%
     First Data Corp.                                         91                             4,117
     MoneyGram International Inc. (l)                         39                             1,322
                                                                                             5,439
Semiconductors - 0.2%
     Applied Micro Circuits Corp. (b) (l)                     146                            397

Software - 2.4%
     Electronic Arts Inc. (b)                                 113                            4,881

     Total Common Stocks (cost $193,837)                                                     200,239

CORPORATE BONDS AND NOTES - 0.4%
CONSUMER, CYCLICAL - 0.4%
Airlines - 0.4%
     Northwest Airlines Corp.
     8.88%, 06/01/06                                          $525                           257
     9.88%, 03/15/07                                          135                            68
     7.88%, 03/15/08                                          285                            143
     10.00%, 02/01/09                                         790                            381

     Total Corporate Bonds and Notes (cost $872)                                             849

SHORT TERM INVESTMENTS - 22.3%
Money Market Funds - 3.0%
     JNL Money Market Fund, 5.03% (a) (n)                     6,276                          6,276

Securities Lending Collateral - 19.3%
     Mellon GSL Delaware Business Trust Collateral Fund       40,014                         40,014

     Total Short Term Investments (cost $46,290)                                             46,290

Total Investments - 119.4% (cost $240,999)                                                   247,378
Other Assets and Liabilities, Net -  (19.4%)                                                 (40,445)
Total Net Assets - 100%                                                                      $206,933

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 29.7%
BASIC MATERIALS - 1.3%
Chemicals - 0.4%
     Lyondell Chemical Co.                                    5                              $113

Mining - 0.9%
     Anglogold Ashanti Ltd.                                   2                              92
     Barrick Gold Corp.                                       7                              192
                                                                                             284
COMMUNICATIONS - 2.3%
Telecommunications - 2.3%
     AT&T Inc.                                                15                             430
     Verizon Communications Inc.                              8                              274
                                                                                             704
ENERGY - 3.5%
Oil & Gas - 3.5%
     BP Plc - ADR                                             2                              119
     Canandian Oil Sands Trust                                10                             322
     Chevron Corp.                                            6                              391
     Sempra Energy                                            5                              236
                                                                                             1,068
FINANCIALS - 5.4%
Banks - 2.2%
     Bank of America Corp.                                    10                             481
     North Fork Bancorp. Inc.                                 7                              202
                                                                                             683
Diversified Financial Services - 3.2%
     CapitalSource Inc.                                       16                             368
     Freddie Mac                                              3                              188
     JPMorgan Chase & Co.                                     10                             420
                                                                                             976
HEALTH CARE - 5.2%
Healthcare Providers & Services - 0.7%
     Johnson & Johnson                                        3                              204

Pharmaceuticals - 4.5%
     Bristol-Myers Squibb Co.                                 8                              208
     Eli Lilly & Co.                                          2                              127
     Merck & Co. Inc.                                         9                              324
     Pfizer Inc.                                              30                             704
                                                                                             1,365
UTILITIES - 12.0%
Electric - 12.0%
     Ameren Corp. (l)                                         5                              257
     Centerpoint Energy Inc.                                  20                             250
     Consolidated Edison Inc.                                 5                              209
     Dominion Resources Inc.                                  3                              247
     Duke Energy Corp.                                        7                              206
     Entergy Corp.                                            3                              205
     FirstEnergy Corp.                                        6                              325
     FPL Group Inc.                                           9                              368
     PG&E Corp.                                               5                              200
     Pinnacle West Capital Corp.                              5                              204
     Progress Energy Inc.                                     10                             420
     Southern Co.                                             16                             526
     TECO Energy Inc.                                         15                             224
                                                                                             3,641

     Total Common Stocks (cost $8,919)                                                       9,039

PREFERRED STOCKS - 4.2%
ENERGY - 2.4%
Oil & Gas - 2.4%
     Chesapeake Energy Corp. Convertible Preferred,
      6.25%, 06/15/09                                         3                              722

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
     Schering-Plough Corp. Convertible Preferred,
     6.00%, 09/14/07                                          11                             554
     Total Preferred Stocks (cost $1,254)                                                    1,276

CORPORATE BONDS AND NOTES - 41.6%
BASIC MATERIALS - 2.1%
Chemicals - 1.5%
     Chemtura Corp., 6.88%, 06/01/16                          $300                           290
     Nalco Co., 8.88%, 11/15/13                               200                            201
                                                                                             491
Mining - 0.6%
     Novelis Inc. 7.25%, 02/15/2015 (e)                       200                            192

COMMUNICATIONS - 3.7%
Advertising - 1.2%
     RH Donnelley Corp.,
     6.88%, 01/15/13 (e) (l)                                  200                            184
     8.88%, 01/15/16 (e)                                      200                            202
                                                                                             386
Telecommunications - 2.5%
     Clear Channel Communications Inc., 5.75%, 01/15/13       400                            375
     Nortel Networks Corp., 4.25%, 09/01/08                   400                            377
                                                                                             752
CONSUMER, CYCLICAL - 9.9%
Automobiles - 0.4%
     General Motors Corp., 8.38%, 07/15/33 (l)                200                            161

Entertainment - 1.9%
     MGM Mirage Inc., 6.75%, 04/01/13 (e)                     400                            382
     XM Satellite Radio Inc., 9.75%, 05/01/14 (e)             200                            183
                                                                                             565
Home Builders - 3.8%
     Beazer Homes USA Inc., 8.13%, 06/15/16 (e) (l)           350                            336
     DR Horton Inc., 5.63%, 01/15/16                          400                            362
     K Hovnanian Enterprises Inc., 7.50%, 05/15/16 (l)        200                            186
     KB Home, 5.75%, 02/01/14                                 300                            264
                                                                                             1,148
Media - 3.8%
     Cablevision Systems Corp., 8.00%, 04/15/12 (d) (l)       300                            297
     CCH I LLC, 11.00%, 10/01/15 (l)                          300                            263
     Charter Communications Holdings II LLC, 10.25%, 09/15/10 300                            301
     Viacom Inc., 6.25%, 04/30/16 (e)                         300                            291
                                                                                             1,150
CONSUMER, NON-CYCLICAL - 1.1%
Tobacco - 1.1%
     Reynolds American Inc., 7.25%, 06/01/13 (e)              300                            293

ENERGY - 7.2%
Coal - 0.6%
     Massey Energy Co., 6.88%, 12/15/13                       200                            186

Oil & Gas - 3.4%
     Chesapeake Energy Corp., 6.25%, 01/15/18                 400                            366
     Newfield Exploration Co., 6.63%, 04/15/16 (l)            200                            189
     Pogo Producing Co., 7.88%, 05/01/13 (e)                  200                            201
     SESI LLC, 6.88%, 06/01/14 (e)                            300                            289
                                                                                             1,043
Pipelines - 3.2%
     Dynegy Holdings Inc.
     6.88%, 04/01/11 (l)                                      400                            377
     8.38%. 05/01/16 (e)                                      200                            197
     El Paso Corp.
     6.75%, 05/15/09                                          200                            198
     7.75%, 01/15/32 (l)                                      200                            195
                                                                                             967
FINANCIALS - 5.6%
Diversified Financial Services - 4.4%
     Ford Motor Credit Co., 7.38%, 10/28/09                   700                            648
     General Motors Acceptance Corp.
     7.75%, 01/19/10                                          500                            497
     6.88%, 08/28/12                                          200                            188
                                                                                             1,333
Real Estate Investment Trusts - 1.2%
     Host Marriott LP, 6.38%, 03/15/15                        400                            376

HEALTH CARE - 4.2%
Healthcare Providers & Services - 4.2%
     DaVita Inc., 6.63%, 03/15/13                             200                            190
     Enzon Pharmaceuticals Inc., 4.00%, 06/01/13 (e) (j)      300                            299
     HCA Inc., 6.50%, 02/15/16 (l)                            325                            301
     Tenet Healthcare Corp., 6.38%, 12/01/11 (l)              500                            446
                                                                                             1,236

INDUSTRIALS - 6.0%
Aerospace & Defense - 1.9%
     DRS Technologies Inc., 6.63%, 02/01/16                   300                            290
     L-3 Communications Corp., 6.38%, 10/15/15                300                            287
                                                                                             577
Electronics - 1.3%
     Flextronics International Ltd., 6.25%, 11/15/14          200                            187
     Sanmina-SCI Corp., 8.13%, 03/01/16                       200                            195
                                                                                             382
Environmental Control - 1.6%
     Allied Waste North America
     6.50%, 11/15/10 (l)                                      200                            193
     7.13%, 05/15/16 (e) (l)                                  300                            283
                                                                                             476
Machinery - 0.6%
     Case New Holland Inc., 7.13%, 03/01/14 (e)               200                            191

Packaging & Containers - 0.6%
     Jefferson Smurfit Corp. US, 8.25%, 10/01/12              200                            188

TECHNOLOGY - 0.3%
Computers - 0.3%
     Sungard Data Systems Inc., 10.25%, 08/15/15 (e)          100                            103

UTILITIES - 1.5%
Electric - 1.5%
     TXU Corp., 5.55%, 11/15/14                               500                            454

     Total Corporate Bonds and Notes (cost $12,890)                                          12,649

GOVERNMENT AND AGENCY OBLIGATIONS - 31.9%
U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES - 31.9%
Federal Home Loan Mortgage Corp. - 28.7%
     Federal Home Loan Mortgage Corp., 4.87%, 07/03/06        8,741                          8,739

Federal National Mortgage Association - 3.2%
     Federal National Mortgage Association, 6.00%, 03/01/36   999                            982

     Total Government and Agency Obligations (cost $9,730)                                   9,721

SHORT TERM INVESTMENTS - 10.9%
Money Market Funds - 0.0%
     JNL Money Market Fund, 5.03% (a) (n)                     4                              4

Securities Lending Collateral - 10.9%
     Mellon GSL Delaware Business Trust Collateral Fund       3,318                          3,318

     Total Short Term Investments (cost $3,322)                                              3,322

Total Investments - 118.3% (cost $36,116)                                                    36,007
Other Assets and Liabilities, Net -  (18.3%)                                                 (5,576)
Total Net Assets - 100%                                                                      $30,431

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 91.0%
BASIC MATERIALS - 10.3%
Chemicals - 4.0%
     Airgas Inc.                                              30                             $1,129
     Cabot Corp.                                              31                             1,056
     RPM International Inc.                                   71                             1,278
     Westlake Chemical Corp.                                  29                             870
                                                                                             4,333
Forest Products & Paper - 1.4%
     Bowater Inc. (l)                                         27                             621
     Glatfelter                                               38                             598
     Mercer International Inc. (b) (l)                        47                             411
                                                                                             1,630
Iron & Steel - 4.9%
     Gibraltar Industries Inc.                                46                             1,337
     Reliance Steel & Aluminum Co.                            20                             1,659
     Steel Dynamics Inc.                                      35                             2,321
                                                                                             5,317
COMMUNICATIONS - 1.3%
Internet - 1.3%
     Avocent Corp. (b)                                        54                             1,420

CONSUMER, CYCLICAL - 27.8%
Airlines - 1.2%
     SkyWest Inc.                                             49                             1,203

Apparel - 3.3%
     Gymboree Corp. (b)                                       42                             1,467
     Russell Corp.                                            23                             427
     Timberland Co. - Class A (b)                             29                             757
     Warnaco Group Inc. (b)                                   53                             981
                                                                                             3,631
Automobiles - 2.2%
     Superior Industries International Inc. (l)               48                             883
     Wabash National Corp. (l)                                102                            1,559
                                                                                             2,442
Entertainment - 0.8%
     Intrawest Corp.                                          28                             905

Home Builders - 6.0%
     M/I Homes Inc. (l)                                       40                             1,396
     MDC Holdings Inc. (l)                                    10                             519
     Monaco Coach Corp.                                       81                             1,024
     Thor Industries Inc.                                     40                             1,938
     Winnebago Industries Inc. (l)                            54                             1,661
                                                                                             6,538
Home Furnishings - 3.5%
     American Woodmark Corp. (l)                              29                             999
     Bassett Furniture Industries Inc.                        28                             510
     Ethan Allen Interiors Inc. (l)                           20                             731
     Hooker Furniture Corp. (l)                               52                             871
     La-Z-Boy Inc. (l)                                        51                             718
                                                                                             3,829
Lodging - 0.3%
     Aztar Corp. (b)                                          6                              312

Retail - 10.5%
     Bob Evans Farms Inc.                                     4                              120
     Brown Shoe Co. Inc.                                      40                             1,363
     Casey's General Stores Inc.                              67                             1,671
     Christopher & Banks Corp.                                41                             1,183
     Dillard's Inc. - Class A                                 24                             774
     HOT Topic Inc. (b) (l)                                   66                             754
     Men's Wearhouse Inc.                                     16                             482
     Pier 1 Imports Inc. (l)                                  81                             563
     Regis Corp.                                              49                             1,745
     Tuesday Morning Corp. (l)                                87                             1,144
     West Marine Inc. (b) (l)                                 90                             1,213
     Zale Corp. (b)                                           19                             458
                                                                                             11,470
CONSUMER, NON-CYCLICAL - 1.5%
Commercial Services - 1.1%
     ABM Industries Inc.                                      41                             693
     Dollar Thrifty Automotive Group (b)                      10                             460
                                                                                             1,152
Household Products - 0.4%
     Russ Berrie & Co. Inc. (b)                               38                             462

ENERGY - 6.1%
Oil & Gas - 6.1%
     Atmos Energy Corp. (l)                                   16                             445
     Atwood Oceanics Inc. (b)                                 7                              347
     Energen Corp.                                            34                             1,294
     Global Industries Ltd. (b)                               28                             468
     Helix Energy Solutions Group Inc. (b)                    30                             1,211
     Lone Star Technologies Inc. (b)                          19                             1,043
     Oil States International Inc. (b)                        33                             1,114
     Tidewater Inc.                                           16                             763
                                                                                             6,684
FINANCIALS - 11.0%
Banks - 0.8%
     Chemical Financial Corp.                                 20                             625
     First Indiana Corp.                                      9                              234
     Peoples Bancorp. Inc. (l)                                4                              110
                                                                                             970
Insurance - 9.7%
     American National Insurance Co.                          8                              1,038
     Arthur J Gallagher & Co. (l)                             50                             1,267
     Aspen Insurance Holdings Ltd.                            73                             1,702
     Erie Indemnity Co. - Class A                             21                             1,092
     IPC Holdings Ltd.                                        48                             1,174
     Montpelier Re Holdings Ltd. (l)                          91                             1,580
     Protective Life Corp.                                    23                             1,072
     RLI Corp.                                                22                             1,036
     Stancorp Financial Group Inc.                            12                             621
                                                                                             10,583
Real Estate Investment Trusts - 0.5%
     Arbor Realty Trust Inc.                                  20                             501

HEALTH CARE - 4.9%
Healthcare Providers & Services - 3.4%
     Hillenbrand Industries Inc.                              28                             1,358
     STERIS Corp.                                             57                             1,303
     West Pharmaceutical Services Inc.                        30                             1,074
                                                                                             3,735
Pharmaceuticals - 1.5%
     NBTY Inc. (b)                                            48                             1,145
     Watson Pharmaceuticals Inc. (b)                          20                             466
                                                                                             1,611
INDUSTRIALS - 24.7%
Building Materials - 1.7%
     Apogee Enterprises Inc.                                  75                             1,098
     Genlyte Group Inc. (b)                                   10                             710
                                                                                             1,808
Diversified Machinery - 3.1%
     Briggs & Stratton Corp. (l)                              36                             1,120
     CNH Global NV                                            13                             311
     Graco Inc.                                               34                             1,568
     Nordson Corp.                                            8                              369
                                                                                             3,368
Electronics - 2.1%
     Brady Corp. - Class A                                    35                             1,289
     Watts Water Technologies Inc. (l)                        30                             1,000
                                                                                             2,289
Engineering & Construction - 0.8%
     EMCOR Group Inc. (b)                                     19                             925

Environmental Control - 1.3%
     Mine Safety Appliances Co.                               34                             1,375

Hand & Machine Tools - 1.0%
     Baldor Electric Co. (l)                                  -                              3
     Kennametal Inc.                                          18                             1,121
                                                                                             1,124
Machinery - 0.9%
     JLG Industries Inc.                                      43                             963

Manufacturing - 4.0%
     AO Smith Corp.                                           12                             575
     Aptargroup Inc.                                          13                             645
     Carlisle Cos. Inc.                                       12                             912
     Lancaster Colony Corp.                                   5                              178
     Mettler Toledo International Inc. (b)                    17                             1,030
     Teleflex Inc.                                            20                             1,053
                                                                                             4,392
Metal Fabrication & Hardware - 2.6%
     CIRCOR International Inc.                                30                             912
     Mueller Industries Inc.                                  54                             1,767
     Timken Co. (l)                                           4                              147
                                                                                             2,826
Packaging & Containers - 1.0%
     Bemis Co.                                                36                             1,102

Transportation - 6.2%
     Bristow Group Inc. (b) (l)                               12                             428
     Genesee & Wyoming Inc. - Class A (b) (l)                 48                             1,703
     Kansas City Southern (b) (l)                             13                             363
     OMI Corp.                                                28                             613
     Overseas Shipholding Group Inc.                          31                             1,804
     Teekay Shipping Corp. (l)                                44                             1,841
                                                                                             6,752
TECHNOLOGY - 2.4%
Computers - 1.4%
     Reynolds & Reynolds Co. - Class A                        47                             1,441

Semiconductors - 1.0%
     Cohu Inc.                                                65                             1,132

UTILITIES  - 1.0%
Electric - 1.0%
     Northeast Utilities                                      4                              83
     Powell Industries Inc. (b)                               21                             503
     Sierra Pacific Resources (b)                             39                             545
                                                                                             1,130

     Total Common Stocks (cost $90,803)                                                      99,355

SHORT TERM INVESTMENTS - 28.4%
Money Market Funds - 9.2%
     JNL Money Market Fund, 5.03% (a) (n)                     10,137                         10,137

Securities Lending Collateral - 19.2%
     Mellon GSL Delaware Business Trust Collateral Fund       20,922                         20,922

     Total Short Term Investments (cost $31,059)                                             31,059

Total Investments - 119.4% (cost $121,862)                                                   130,414
Other Assets and Liabilities, Net -  (19.4%)                                                 (21,213)
Total Net Assets - 100%                                                                      $109,201

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.4%
BASIC MATERIALS - 4.1%
Chemicals - 1.5%
     Ashland Inc. (l)                                         10                             $667
     Rohm & Haas Co.                                          20                             992
                                                                                             1,657
Forest Products & Paper - 2.0%
     MeadWestvaco Corp.                                       32                             891
     Plum Creek Timber Co. Inc.                               41                             1,451
                                                                                             2,342
Iron & Steel - 0.6%
     Allegheny Technologies Inc.                              10                             727

COMMUNICATIONS - 2.2%
Advertising - 0.9%
     Lamar Advertising Co. (b) (l)                            19                             1,009

Telecommunications - 1.3%
     ADC Telecommunications Inc. (b) (l)                      35                             584
     Embarq Corp. (b)                                         21                             878
                                                                                             1,462
CONSUMER, CYCLICAL - 9.0%
Automobiles - 0.7%
     Autoliv Inc.                                             13                             741

Beverages - 0.5%
     Pepsi Bottling Group Inc.                                19                             596

Home Builders - 1.3%
     Lennar Corp. (l)                                         33                             1,482

Lodging - 2.0%
     Harrah's Entertainment Inc.                              33                             2,358

Media - 0.7%
     Dow Jones & Co. Inc. (l)                                 24                             846

Retail - 3.4%
     JC Penney Co. Inc.                                       41                             2,799
     Ross Stores Inc. (l)                                     40                             1,132
                                                                                             3,931
Textiles - 0.4%
     Mohawk Industries Inc. (b) (l)                           6                              411

CONSUMER, NON-CYCLICAL - 6.6%
Commercial Services - 1.1%
     BearingPoint Inc. (b) (l)                                147                            1,228

Food - 1.5%
     Safeway Inc.                                             23                             600
     Smithfield Foods Inc. (b) (l)                            40                             1,142
                                                                                             1,742
Household Products - 2.8%
     Clorox Co.                                               24                             1,454
     Newell Rubbermaid Inc.                                   70                             1,817
                                                                                             3,271
Tobacco - 1.2%
     Reynolds American Inc. (l)                               12                             1,361

ENERGY - 11.5%
Oil & Gas - 9.7%
     AGL Resources Inc.                                       39                             1,484
     BJ Services Co.                                          52                             1,937
     EOG Resources Inc.                                       36                             2,522
     Range Resources Corp.                                    130                            3,526
     Ultra Petroleum Corp. (b)                                30                             1,780
                                                                                             11,249
Pipelines - 1.8%
     Williams Cos. Inc.                                       87                             2,022

FINANCIALS - 29.5%
Banks - 6.9%
     City National Corp.                                      7                              452
     Commerce Bancshares Inc.                                 8                              421
     FirstMerit Corp.                                         7                              139
     Keycorp                                                  56                             1,991
     M&T Bank Corp. (l)                                       16                             1,907
     Northern Trust Corp.                                     24                             1,300
     Zions Bancorp.                                           23                             1,765
                                                                                             7,975
Diversified Financial Services - 4.3%
 Bear Stearns Cos. Inc.                                       18                             2,452
     CIT Group Inc.                                           28                             1,470
     E*Trade Financial Corp. (b)                              13                             300
     Eaton Vance Corp. (l)                                    31                             779
                                                                                             5,001
Insurance - 8.3%
     AMBAC Financial Group Inc.                               34                             2,742
     Assurant Inc.                                            13                             635
     Everest Re Group Ltd.                                    16                             1,371
     Lincoln National Corp.                                   20                             1,154
     PartnerRe Ltd.                                           20                             1,290
     PMI Group Inc.                                           21                             945
     RenaissanceRe Holdings Ltd.                              16                             778
     Torchmark Corp.                                          10                             628
                                                                                             9,543
Investment Companies - 0.4%
     American Capital Strategies Ltd.                         13                             446

Real Estate Investment Trusts - 8.8%
     Apartment Investment & Management Co.                    49                             2,151
     Brandywine Realty Trust                                  8                              257
     Developers Diversified Realty Corp.                      27                             1,434
     Equity Office Properties Trust                           55                             2,018
     Equity Residential                                       19                             860
     Healthcare Realty Trust Inc.                             18                             559
     Home Properties Inc.                                     17                             917
     iStar Financial Inc.                                     35                             1,320
     Liberty Property Trust (l)                               13                             564
                                                                                             10,080
Savings & Loans - 0.8%
     Hudson City Bancorp. Inc.                                70                             932

HEALTH CARE - 4.4%
Biotechnology - 2.0%
     Charles River Laboratories International Inc. (b)        34                             1,235
     Medimmune Inc. (b) (l)                                   38                             1,026
                                                                                             2,261

Healthcare Providers & Services - 2.4%
     Apria Healthcare Group Inc. (b) (l)                      33                             617
     Coventry Health Care Inc. (b)                            19                             1,059
     Health Net Inc. (b)                                      25                             1,146
                                                                                             2,822
INDUSTRIALS - 12.7%
Aerospace & Defense - 1.9%
     Alliant Techsystems Inc. (b)                             13                             1,004
     Rockwell Collins Inc.                                    21                             1,170
                                                                                             2,174
Building Materials - 0.8%
     American Standard Cos. Inc.                              22                             934

Electronics - 2.0%
     Amphenol Corp. - Class A                                 27                             1,483
     Arrow Electronics Inc. (b)                               20                             634
     PerkinElmer Inc.                                         10                             210
                                                                                             2,328
Environmental Control - 1.4%
     Allied Waste Industries Inc. (b)                         56                             637
     Republic Services Inc. - Class A                         25                             989
                                                                                             1,626
Machinery - 0.9%
     Zebra Technologies Corp. (b) (l)                         31                             1,062

Manufacturing - 2.1%
     Carlisle Cos. Inc.                                       11                             836
     Cooper Industries Ltd. - Class A                         16                             1,532
                                                                                             2,368
Metal Fabrication & Hardware - 0.9%
     Commercial Metals Co.                                    41                             1,064

Packaging & Containers - 0.9%
     Packaging Corp.                                          45                             997

Transportation - 1.8%
     Norfolk Southern Corp.                                   31                             1,675
     Swift Transportation Co. Inc. (b)                        8                              249
                                                                                             1,924
TECHNOLOGY - 5.4%
Computers - 1.7%
     NCR Corp. (b)                                            1                              43
     Seagate Technology (b)                                   59                             1,334
     Unisys Corp. (b)                                         84                             527
                                                                                             1,904
Semiconductors - 1.1%
     Freescale Semiconductor Inc. - Class A (b)               17                             484
     National Semiconductor Corp.                             8                              201
     Tessera Technologies Inc. (b) (l)                        21                             588
                                                                                             1,273
Software - 2.7%
     Activision Inc. (b) (l)                                  140                            1,597
     IMS Health Inc.                                          55                             1,470
                                                                                             3,067
UTILITIES - 12.0%
Electric - 12.0%
     CMS Energy Corp. (b) (l)                                 22                             285
     DPL Inc. (l)                                             37                             999
     Edison International Inc.                                55                             2,136
     Entergy Corp.                                            41                             2,929
     FirstEnergy Corp.                                        14                             744
     Northeast Utilities                                      23                             480
     PG&E Corp.                                               61                             2,380
     PPL Corp.                                                79                             2,563
     Public Service Enterprise Group Inc.                     4                              282
     Sierra Pacific Resources (b)                             6                              77
     Wisconsin Energy Corp.                                   22                             905
                                                                                             13,780

     Total Common Stocks (cost $105,689)                                                     111,996

SHORT TERM INVESTMENTS - 13.7%
Money Market Funds - 2.6%
     JNL Money Market Fund, 5.03% (a) (n)                     2,983                          2,983

Securities Lending Collateral - 11.1%
     Mellon GSL Delaware Business Trust Collateral Fund       12,758                         12,758

     Total Short Term Investments (cost $15,741)                                             15,741

Total Investments - 111.1% (cost $121,430)                                                   127,737
Other Assets and Liabilities, Net -  (11.1%)                                                 (12,650)
Total Net Assets - 100%                                                                      $115,087

JNL/Goldman Sachs Short Duration Bond Fund
ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 2.1%
ASSET BACKED SECURITIES - 0.9%
Automobile Asset Backed Securities - 0.9%
     AmeriCredit Automobile Receivables Trust
     5.37%, 10/06/09                                          $1,500                         $1,496
     5.42%, 08/06/11                                          1,000                          995
                                                                                             2,491
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.2%
Commercial and Residential Mortgage Backed Securities - 1.2%
     CS First Boston Mortgage Securities Corp.,
     6.53%, 06/15/34                                          3,500                          3,602

     Total Asset Backed and Non-U.S. Government
     Mortgage-Backed Securities (cost $6,095)                                                6,093

CORPORATE BONDS AND NOTES - 20.0%
COMMUNICATIONS - 1.5%
Telecommunications - 1.5%
     Ameritech Capital Funding, 6.25%, 05/18/09               2,000                          2,009
     Sprint Capital Corp., 7.63%, 01/30/11                    1,000                          1,064
     Verizon Global Funding Corp., 7.25%, 12/01/10            1,250                          1,309
                                                                                             4,382
CONSUMER, CYCLICAL - 0.5%
Media - 0.5%
     COX Communications Inc., 4.63%, 01/15/10 (l)             750                            715
     Time Warner Inc., 6.75%, 04/15/11                        750                            769
                                                                                             1,484
CONSUMER, NON-CYCLICAL - 0.3%
Commercial Services - 0.3%
     PHH Corp., 6.00%, 03/01/08                               1,000                          999

FINANCIALS - 15.4%
Banks - 7.8%
     ANZ Capital Trust, 4.48%, 01/15/10 (e)                   2,000                          1,888
     Bank of Scotland, 7.00%, 11/20/07 (e)                    1,000                          1,013
     Barclays Bank Plc, 8.55%, 06/15/11 (e)                   1,500                          1,654
     Countrywide Financial Corp., 5.72%, 04/01/11 (g)         1,250                          1,250
     Greater Bay Bancorp., 5.13%, 04/15/10                    750                            727
     Greenpoint Bank, 9.25%, 10/01/10                         1,175                          1,320
     HSBC Finance Corp.
     5.70%, 06/01/11                                          925                            919
     6.38%, 08/01/10                                          2,500                          2,552
     Huntington National Bank, 4.65%, 06/30/09                1,280                          1,241
     National Australia Bank Ltd., 8.60%, 05/19/10            3,000                          3,288
     North Fork Bancorp. Inc., 5.00%, 08/15/12                900                            892
     Popular North America Inc., 3.88%, 10/01/08              1,250                          1,196
     Royal Bank of Scotland Group Plc, 9.12%, 03/31/10        2,150                          2,361
     Union Planters Corp., 7.75%, 03/01/11                    1,500                          1,616
     Wachovia Capital Trust III, 5.80%, 03/15/11              750                            728
                                                                                             22,645
Diversified Financial Services - 5.8%
     AXA Financial Inc., 7.75%, 08/01/10                      1,500                          1,597
     BNP Paribas Capital Trust, 9.00%, 12/31/49 (e)           1,572                          1,750
     Citicorp, 7.25%, 10/15/11                                843                            896
     Credit Suisse, 12/31/49 (e)                              4,500                          4,571
     GATX Financial Corp., 5.13%, 04/15/10                    750                            726
     Morgan Stanley, 5.05%, 01/21/11                          2,500                          2,425
     SB Treasury Co. LLC, 9.40%, 06/30/08 (d) (e)             2,000                          2,124
     Waddell & Reed Financial Inc., 5.60%, 01/15/11           750                            729
     Washington Mutual Inc., 8.25%, 04/01/10                  1,500                          1,608
     ZFS Finance USA Trust I, 6.15%, 12/15/65 (e)             500                            479
                                                                                             16,905
Insurance - 0.3%
     Marsh & McLennan Cos. Inc., 5.15%, 09/15/10              750                            724

Real Estate - 1.5%
     Arden Realty LP, 7.00%, 11/15/07                         2,000                          2,037
     Chelsea GCA Realty Partnership LP, 7.25%, 10/21/07       1,590                          1,610
     iStar Financial Inc., 5.13%, 04/01/11                    750                            718
                                                                                             4,365
HEALTH CARE - 0.8%
Healthcare Providers & Services - 0.8%
     Abbott Laboratories,  5.60%, 05/15/11                    2,200                          2,188

TECHNOLOGY - 1.0%
Computers - 0.7%
     Hewlett-Packard Co., 5.34%, 05/22/09 (f) (g)             2,000                          2,000

Software - 0.3%
     Oracle Corp. and Ozark Holding Inc., 5.00%, 01/15/11     1,000                          965

UTILITIES - 0.5%
Electric - 0.5%
     Midamerican Energy Holdings Co., 7.63%, 10/15/07         1,500                          1,532

     Total Corporate Bonds and Notes (cost $58,534)                                          58,189

GOVERNMENT AND AGENCY OBLIGATIONS - 68.2%
GOVERNMENT SECURITIES - 9.4%
Sovereign - 1.4%
     Federal Farm Credit Bank, 4.01%, 10/28/08 (f)            4,000                          3,875

U.S. Treasury Securities - 8.0%
     U.S. Treasury Note
     3.88%, 05/15/09 (l)                                      20,800                         20,107
     5.29%, 11/15/21 (l)                                      1,700                          751
     5.44%, 11/15/26 (f)                                      7,000                          2,398
                                                                                             23,256

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 58.8%
Federal Home Loan Bank - 4.1%
     Federal Home Loan Bank, 4.63%, 07/11/07                  12,000                         11,894

Federal Home Loan Mortgage Corp. - 18.6%
     Federal Home Loan Mortgage Corp.
     5.00%, TBA (c)                                           987                            952
     3.50%, 03/12/08                                          5,000                          4,841
     3.05%, 06/04/08                                          20,000                         19,123
     4.75%, 10/17/08                                          12,700                         12,466
     4.70%, 06/01/35 (g)                                      3,060                          3,008
     4.41%, 08/01/35 (g)                                      2,616                          2,564
     5.18%, 09/01/35 (g)                                      2,447                          2,410
     4.70%, 11/01/35 (g)                                      2,859                          2,774
     4.86%, 11/01/35 (g)                                      2,862                          2,817
     5.11%, 03/01/36 (g)                                      2,861                          2,826
                                                                                             53,781
Federal National Mortgage Association - 33.5%
     Federal National Mortgage Association
     5.00%, TBA (c)                                           971                            939
     5.50%, TBA (c)                                           4,915                          4,831
     4.90%, 11/28/07                                          8,000                          7,933
     4.50%, 04/01/18                                          3,214                          3,045
     4.50%, 05/01/18                                          683                            647
     4.50%, 06/01/18                                          1,452                          1,376
     4.50%, 07/01/18                                          1,210                          1,146
     4.50%, 08/01/18                                          675                            638
     4.50%, 09/01/18                                          1,026                          973
     4.50%, 10/01/18                                          980                            928
     4.50%, 01/01/19                                          4,283                          4,058
     4.50%, 02/01/19                                          3,863                          3,656
     4.50%, 03/01/19                                          2,614                          2,474
     4.50%, 04/01/19                                          6,323                          5,985
     4.50%, 05/01/19                                          591                            560
     4.56%, 06/01/33 (g)                                      2,717                          2,677
     4.30%, 12/01/33 (g)                                      3,058                          2,985
     4.19%, 11/01/34 (g)                                      3,313                          3,250
     4.57%, 01/01/35 (g)                                      2,614                          2,582
     4.59%, 04/01/35 (g)                                      2,352                          2,339
     4.66%, 04/01/35 (g)                                      2,166                          2,127
     4.49%, 05/01/35 (g)                                      2,845                          2,799
     4.91%, 05/01/35 (g)                                      3,262                          3,182
     4.99%, 05/01/35 (g)                                      3,293                          3,213
     4.70%, 06/01/35 (g)                                      5,555                          5,482
     4.73%, 06/01/35 (g)                                      2,285                          2,250
     5.06%, 06/01/35 (g)                                      1,824                          1,787
     4.79%, 07/01/35 (g)                                      2,360                          2,290
     4.85%, 11/01/35 (g)                                      2,737                          2,701
     4.92%, 11/01/35 (g)                                      2,539                          2,501
     4.93%, 12/01/35 (g)                                      4,762                          4,651
     4.74%, 02/01/36 (g)                                      2,872                          2,826
     5.27%, 02/01/36 (g)                                      2,822                          2,757
     5.13%, 03/01/36 (g)                                      2,838                          2,806
     5.22%, 03/01/36 (g)                                      2,840                          2,806
                                                                                             96,960
Government National Mortgage Association - 2.6%
     Government National Mortgage Association,
     7.00%, 12/15/17 (l)                                      7,374                          7,600

     Total Government and Agency Obligations (cost $198,004)                                 197,366

SHORT TERM INVESTMENTS - 22.3%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (n)                     793                            793

Repurchase Agreement - 12.3%
     Repurchase Agreement with Lehman Brothers Holdings Inc.,
     5.20%, (Collateralized by $38,873 Federal Home
     Loan Mortgage Corporation, 4.50%, due 11/01/19,
     market value $36,565) acquired on 06/30/06,
     due 07/03/06 at $35,515                                  35,500                         35,500

Securities Lending Collateral - 9.7%
     Mellon GSL Delaware Business Trust Collateral Fund       28,175                         28,175

     Total Short Term Investments (cost $64,468)                                             64,468

Total Investments - 112.6% (cost $327,101)                                                   326,116
Other Assets and Liabilities, Net -  (12.6%)                                                 (36,593)
Total Net Assets - 100%                                                                      $289,523

JNL/JPMorgan International Equity Fund
COMMON STOCKS - 98.2%
BASIC MATERIALS - 5.2%
Chemicals - 2.7%
     Arkema Inc. (b)                                          3                              $135
     BASF AG                                                  22                             1,730
     Nitto Denko Corp.                                        34                             2,443
     Shin-Etsu Chemical Co. Ltd.                              38                             2,038
                                                                                             6,346
Mining - 2.5%
     BHP Billiton Ltd.                                        146                            3,148
     Cia Vale do Rio Doce - ADR (l)                           108                            2,586
                                                                                             5,734
COMMUNICATIONS - 6.3%
Advertising - 1.3%
     WPP Group Plc                                            237                            2,867

Wireless Telecommunications - 5.0%
     Nokia Oyj                                                164                            3,347
     Telefonaktiebolaget LM Ericsson - Class B                944                            3,123
     Vodafone Group Plc                                       2,418                          5,154
                                                                                             11,624
CONSUMER, CYCLICAL - 14.9%
Automobiles - 2.2%
     Bayerische Motoren Werke AG                              40                             2,015
     Honda Motor Co. Ltd.                                     102                            3,235
                                                                                             5,250
Beverages - 0.4%
     Fomento Economico Mexicano SA de CV - ADR                12                             1,038

Distribution & Wholesale - 4.9%
     Esprit Holdings Ltd.                                     303                            2,470
     Mitsubishi Corp.                                         115                            2,290
     Sumitomo Corp.                                           209                            2,756
     Wolseley Plc                                             158                            3,496
                                                                                             11,012
Home Furnishings - 0.7%
     Matsushita Electric Industrial Co. Ltd.                  75                             1,583

Media - 2.6%
     Mediaset SpA                                             137                            1,612
     Reed Elsevier NV                                         167                            2,515

     Wolters Kluwer NV - ADR                                  80                             1,899
                                                                                             6,026
Office & Business Equipment - 1.6%
     Canon Inc.                                               74                             3,632

Retail - 1.8%
     Kingfisher Plc                                           391                            1,722
     Seven & I Holdings Co. Ltd.                              73                             2,408
                                                                                             4,130
Toys & Hobbies - 0.7%
     Nintendo Co. Ltd.                                        10                             1,627

CONSUMER, NON-CYCLICAL - 7.2%
Commercial Services - 1.5%
     Adecco SA                                                38                             2,252
     Secom Co. Ltd.                                           31                             1,465
                                                                                             3,717
Food - 5.0%
     Nestle SA                                                14                             4,284
     Tesco Plc                                                766                            4,731
     WM Morrison Supermarkets Plc                             726                            2,612
                                                                                             11,627
Tobacco - 0.7%
     Altadis SA                                               35                             1,674

ENERGY - 9.9%
Oil & Gas - 9.9%
     BG Group Plc                                             248                            3,308
     Centrica Plc                                             412                            2,171
     ENI SpA                                                  250                            7,362
     Petroleo Brasileiro SA - ADR                             6                              524
     Total SA                                                 144                            9,481
                                                                                             22,846
FINANCIALS - 30.5%
Banks - 22.9%
     ABN AMRO Holding NV                                      79                             2,160
     Banco Bilbao Vizcaya Argentaria SA                       138                            2,836
     Banco Popular Espanol SA (l)                             107                            1,596
     Bank of Ireland                                          96                             1,720
     Bank of Yokohama Ltd.                                    240                            1,856
     Barclays Plc                                             353                            4,014
     BNP Paribas                                              44                             4,228
     Dexia                                                    90                             2,161
     Fortis                                                   59                             2,025
     HSBC Holdings Plc                                        441                            7,725
     Mitsubishi UFJ Financial Group Inc.                      -                              4,488
     Mizuho Financial Group Inc.                              -                              2,853
     Royal Bank of Scotland Group Plc                         109                            3,597
     Standard Chartered Plc                                   118                            2,889
     UBS AG                                                   51                             5,537
     UniCredito Italiano SpA                                  399                            3,124
                                                                                             52,809
Diversified Financial Services - 1.6%
     Credit Saison Co. Ltd.                                   40                             1,899
     Nikko Cordial Corp.                                      130                            1,657
                                                                                             3,556
Insurance - 3.8%
     AXA SA                                                   109                            3,584
     ING Groep NV - ADR                                       65                             2,537
     Zurich Financial Services AG (l)                         12                             2,610
                                                                                             8,729
Real Estate - 2.2%
     British Land Co. Plc                                     116                            2,720
     Mitsui Fudosan Co. Ltd.                                  108                            2,345
                                                                                             5,065
HEALTH CARE - 9.6%
Healthcare Providers & Services - 0.8%
     Smith & Nephew Plc                                       254                            1,953

Pharmaceuticals - 8.8%
     Astellas Pharma Inc.                                     63                             2,301
     GlaxoSmithKline Plc                                      210                            5,860
     Novartis AG                                              73                             3,966
     Roche Holding AG                                         27                             4,437
     Sanofi-Aventis                                           38                             3,660
                                                                                             20,224
INDUSTRIALS - 12.5%
Building Materials - 5.9%
     Cie de Saint-Gobain                                      53                             3,771
     Daikin Industries Ltd.                                   57                             1,963
     Holcim Ltd.                                              38                             2,922
     Imerys SA (l)                                            18                             1,404
     Lafarge SA (l)                                           28                             3,508
                                                                                             13,568
Electronics - 3.1%
     Fanuc Ltd.                                               18                             1,653
     Hirose Electric Co. Ltd.                                 8                              960
     Hoya Corp.                                               72                             2,546
     Koninklijke Philips Electronics NV                       65                             2,039
                                                                                             7,198
Hand & Machine Tools - 1.4%
     Nidec Corp.                                              22                             1,548
     SMC Corp.                                                12                             1,641
                                                                                             3,189
Manufacturing - 1.1%
     Siemens AG                                               30                             2,569

Transportation - 1.0%
     Deutsche Post AG                                         89                             2,397

TECHNOLOGY - 1.7%
Semiconductors - 0.9%
     Samsung Electronics Co. Ltd. - ADR (e)                   7                              2,090

Software - 0.8%
     SAP AG                                                   9                              1,864

UTILITIES - 0.4%
Electric - 0.4%
     Sharp Corp.                                              56                             885

     Total Common Stocks (cost $188,396)                                                     226,828

SHORT TERM INVESTMENTS - 23.0%
Money Market Funds - 1.5%
     JNL Money Market Fund, 5.03% (a) (n)                     3,551                          3,551

Securities Lending Collateral - 21.5%
     Mellon GSL Delaware Business Trust Collateral Fund       49,796                         49,796

     Total Short Term Investments (cost $53,347)                                             53,347

Total Investments - 121.2% (cost $241,743)                                                   280,175
Other Assets and Liabilities, Net -  (21.2%)                                                 (49,085)
Total Net Assets - 100%                                                                      $231,090

JNL/JPMorgan International Value Fund
COMMON STOCKS - 95.8%
BASIC MATERIALS - 5.8%
Chemicals - 4.3%
     Arkema Inc. (b)                                          85                             $3,331
     Bayer AG                                                 128                            5,886
     Lanxess AG (b)                                           143                            5,661
                                                                                             14,878
Iron & Steel - 1.5%
     Arcelor                                                  111                            5,365

COMMUNICATIONS - 6.8%
Telecommunications - 6.8%
     Alcatel SA (b)                                           263                            3,343
     BT Group Plc                                             1,687                          7,465
     Royal KPN NV                                             403                            4,536
     Singapore Telecommunications Ltd.                        1,727                          2,771
     Telecom Italia                                           2,214                          5,720
                                                                                             23,834
CONSUMER, CYCLICAL - 12.6%
Automobiles - 4.2%
     Compagnie Generale des Etablissements Michelin           92                             5,533
     Toyota Motor Corp.                                       175                            9,134
                                                                                             14,667
Beverages - 1.2%
     Scottish & Newcastle Plc                                 435                            4,097

Distribution & Wholesale - 2.3%
     Itochu Corp.                                             464                            4,074
     Mitsui & Co. Ltd.                                        286                            4,039
                                                                                             8,113
Entertainment - 0.9%
     OPAP SA                                                  87                             3,133

Home Furnishings - 1.3%
     Matsushita Electric Industrial Co. Ltd.                  218                            4,600

Lodging - 0.8%
     Intercontinental Hotels Group Plc                        166                            2,904

Toys & Hobbies - 1.9%
     Nintendo Co. Ltd.                                        39                             6,560

CONSUMER, NON-CYCLICAL - 6.4%
Food - 3.5%
     Compass Group Plc                                        939                            4,554
     Orkla ASA                                                89                             4,102
     Tesco Plc                                                541                            3,339
                                                                                             11,995
Tobacco - 2.9%
     British American Tobacco Plc                             257                            6,468
     Japan Tobacco Inc.                                       1                              3,804
                                                                                             10,272
ENERGY - 7.6%
Oil & Gas - 7.6%
     BP Plc                                                   761                            8,873
     ENI SpA                                                  247                            7,276
     ERGSpA                                                   133                            3,312
     Total SA                                                 105                            6,918
                                                                                             26,379
FINANCIALS - 34.5%
Banks - 24.5%
     77 Bank Ltd.                                             449                            3,126
     Allied Irish Banks Plc                                   141                            3,383
     Australia & New Zealand Banking Group Ltd.               329                            6,504
     Banche Popolari Unite Scpa                               145                            3,760
     Barclays Plc                                             903                            10,257
     BNP Paribas                                              103                            9,854
     Credit Suisse Group                                      110                            6,136
     Deutsche Bank AG                                         58                             6,576
     Kookmin Bank - ADR                                       42                             3,526
     Royal Bank of Scotland Group Plc                         294                            9,676
     SNS Reaal (b)                                            151                            3,298
     Sumitomo Mitsui Financial Group Inc.                     -                              4,938
     Unibanco - Uniao de Bancos Brasileiros SA - ADR          54                             3,611
     UniCredito Italiano SpA                                  1,404                          10,989
                                                                                             85,634
Diversified Financial Services - 1.3%
     Daiwa Securities Group Inc.                              392                            4,672

Insurance - 6.7%
     Aviva Plc                                                433                            6,133
     AXA SA                                                   205                            6,713
     ING Groep NV - ADR                                       225                            8,845
     Zurich Financial Services AG                             8                              1,770
                                                                                             23,461
Real Estate - 2.0%
     Henderson Land Development Co. Ltd.                      606                            3,149
     Swire Pacific Ltd.                                       364                            3,751
                                                                                             6,900
HEALTH CARE - 2.6%
Pharmaceuticals - 2.6%
     Daiichi Sankyo Co. Ltd.                                  206                            5,676
     GlaxoSmithKline Plc                                      122                            3,414
                                                                                             9,090
INDUSTRIALS - 10.1%
Building Materials - 1.5%
     Cie de Saint-Gobain                                      72                             5,178

Diversified Machinery - 2.4%
     Kubota Corp.                                             600                            5,689
     Metso Oyj                                                70                             2,526
                                                                                             8,215
Manufacturing - 2.4%
     Konica Minolta Holdings Inc. (b)                         187                            2,354
     LG Philips LCD Co. Ltd. (b) (l)                          162                            2,943
     Wartsila Oyj                                             75                             3,172
                                                                                             8,469
Transportation - 3.8%
     Bergesen Worldwide Gas ASA                               126                            1,848
     Central Japan Railway Co.                                -                              2,829
     TNT NV                                                   112                            4,010
     West Japan Railway Co.                                   1                              4,545
                                                                                             13,232
UTILITIES - 9.4%
Electric - 9.4%
     Chubu Electric Power Co. Inc.                            220                            5,928
     RWE AG                                                   88                             7,353
     Schneider Electric SA                                    47                             4,886
     Scottish & Southern Energy Plc                           356                            7,586
     Suez SA (l)                                              172                            7,133
                                                                                             32,886

     Total Common Stocks (cost $299,749)                                                     334,534

SHORT TERM INVESTMENTS - 23.7%
Money Market Funds - 3.0%
     JNL Money Market Fund, 5.03% (a) (n)                     10,465                         10,465

Securities Lending Collateral - 20.6%
     Mellon GSL Delaware Business Trust Collateral Fund       72,002                         72,002

U.S. Treasury Securities - 0.1%
     U.S. Treasury Bill, 4.64%, 09/28/06 (m)                  $370                           366

     Total Short Term Investments (cost $82,833)                                             82,833

Total Investments - 119.5% (cost $382,582)                                                   417,367
Other Assets and Liabilities, Net -  (19.5%)                                                 (68,085)
Total Net Assets - 100%                                                                      $349,282

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 85.6%
BASIC MATERIALS - 11.6%
Chemicals - 2.2%
     Israel Chemicals Ltd.                                    180                            $719
     Ultrapar Participacoes SA                                24                             382
                                                                                             1,101
Forest Products & Paper - 2.1%
     Kimberly-Clark de Mexico SA de CV                        138                            437
     Klabin SA                                                291                            688
                                                                                             1,125
Iron & Steel - 1.0%
     Evraz Group SA - GDR                                     20                             511

Mining - 6.3%
     Aquarius Platinum Ltd.                                   45                             669
     Cia Vale do Rio Doce                                     72                             1,470
     Grupo Mexico SAB de CV                                   155                            443
     Kumba Resources Ltd.                                     43                             763
                                                                                             3,345
COMMUNICATIONS - 15.1%
Advertising - 0.4%
     Trader Media East Ltd. (b)                               30                             281

Telecommunications - 12.1%
     Brasil Telecom Participacoes SA                          19                             625
     China Netcom Group Corp. Hong Kong Ltd.                  177                            309
     Chunghwa Telecom Co. Ltd. - ADR                          7                              135
     KT Corp. - ADR                                           19                             397
     Maroc Telecom (b)                                        40                             541
     Orascom Telecom Holding SAE                              14                             568
     Philippine Long Distance Telephone Co. - ADR             18                             628
     PT Telekomunikasi Indonesia Tbk PT                       38                             1,204
     Telemar Norte Leste SA                                   29                             564
     Turkcell Iletisim Hizmet AS - ADR                        72                             852
     Turkcell Iletisim Hizmet AS                              125                            570
                                                                                             6,395
Wireless Telecommunications - 2.6%
     Hutchison Telecommunications International Ltd. (b)      335                            538
     Mobile Telesystems OJSC (b)                              29                             845
                                                                                             1,383
CONSUMER, CYCLICAL - 11.6%
Apparel - 0.5%
     Grendene SA                                              37                             300

Automobiles - 1.9%
     Hyundai Motor Co.                                        4                              306
     Hyundai Motor Co. Ltd.                                   9                              437
     Iochpe Maxion SA                                         23                             223
                                                                                             966
Beverages - 1.9%
     Cia de Bebidas das Americas - ADR                        18                             730
     Hite Brewery Co. Ltd.                                    3                              260
                                                                                             990
Distribution & Wholesale - 1.3%
     Lotte Shopping Co. Ltd. (b) (e)                          36                             700

Home Builders - 1.4%
     Desarrolladora Homex SA de CV (b)                        22                             732

Home Furnishings - 1.5%
     Steinhoff International Holdings Ltd.                    263                            783

Lodging - 1.2%
     Kangwon Land Inc.                                        36                             616

Media - 1.0%
     Grupo Televisa SA - ADR                                  27                             523

Retail - 0.9%
     Edgars Consolidated Stores Ltd.                          120                            483

CONSUMER, NON-CYCLICAL - 5.9%
Commercial Services - 1.6%
     Cia De Concessoes Rodoviarias                            105                            851

Cosmetics & Personal Care - 1.7%
     LG Household & Health Care Ltd.                          10                             898

Food - 0.4%
     Thai Union Frozen Products PCL                           358                            237

Tobacco - 2.2%
     Eastern Tobacco (o)                                      12                             599
     Souza Cruz SA                                            37                             544
                                                                                             1,143
ENERGY - 5.4%
Oil & Gas - 5.4%
     CNOOC Ltd.                                               8                              667
     MOL Hungarian Oil and Gas Plc                            4                              370
     Petroleo Brasileiro SA - ADR                             15                             1,322
     SK Corp.                                                 7                              476
                                                                                             2,835
FINANCIALS - 17.0%
Banks - 8.8%
     Banco Macro Bansud SA                                    24                             498
     Bank Hapoalim BM                                         172                            733
     Bank Mandiri Persero Tbk PT                              2,959                          549
     Kookmin Bank                                             21                             1,718
     State Bank of India Ltd.                                 28                             1,124
                                                                                             4,622
Diversified Financial Services - 6.6%
     Bradespar SA                                             27                             910
     Chinatrust Financial Holding Co.                         1,072                          889
     Credicorp Ltd.                                           17                             515
     Fubon Financial Holding Co. Ltd.                         86                             749
     Shinhan Financial Group Co. Ltd.                         9                              432
                                                                                             3,495
Insurance - 1.6%
     Old Mutual Plc                                           219                            662
     Sanlam Ltd.                                              91                             185
                                                                                             847
HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
     Gedeon Richter Rt                                        2                              423

INDUSTRIALS - 9.6%
Building Materials - 3.7%
     Cemex SA de CV - ADR (b)                                 17                             990
     Enka Insaat Ve Sanayi AS                                 42                             307
     Murray & Roberts Holdings Ltd.                           190                            673
                                                                                             1,970
Electronics - 2.5%
     HON HAI Precision Industry Co. Ltd. - ADR                72                             866
     LG Electronics Inc.                                      7                              437
                                                                                             1,303
Engineering & Construction - 1.6%
     Orascom Construction Industries                          27                             820

Machinery - 1.1%
     PT United Tractors Tbk                                   1,006                          587

Transportation - 0.7%
     Pacific Basin Shipping Ltd.                              838                            380

TECHNOLOGY - 8.0%
Computers - 0.9%
     Advantech Co. Ltd.                                       166                            476

Semiconductors - 5.8%
     Samsung Electronics Co. Ltd.                             3                              1,970
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        117                            1,075
                                                                                             3,045
Software - 1.3%
     Satyam Computer Services Ltd.                            21                             703

UTILITIES - 0.6%
Electric - 0.6%
     Aes Tiete SA                                             14,000                         336

     Total Common Stocks (cost $51,593)                                                      45,205

SHORT TERM INVESTMENTS - 13.6%
Money Market Funds - 13.6%
     JNL Money Market Fund, 5.03% (a) (n)                     7,169                          7,169

     Total Short Term Investments (cost $7,169)                                              7,169

Total Investments - 99.2% (cost $58,762)                                                     52,374
Other Assets and Liabilities, Net - 0.8%                                                     397
Total Net Assets - 100%                                                                      $52,771

JNL/Lazard Mid Cap Value Fund
COMMON STOCKS - 99.6%
BASIC MATERIALS - 6.2%
Chemicals - 4.3%
     Cabot Corp. (l)                                          91                             $3,134
     Celanese Corp. - Class A                                 128                            2,614
     Sigma-Aldrich Corp.                                      38                             2,760
                                                                                             8,508
Forest Products & Paper - 1.9%
     Louisiana-Pacific Corp.                                  76                             1,674
     Temple-Inland Inc.                                       43                             1,843
                                                                                             3,517
COMMUNICATIONS - 9.4%
Advertising - 2.0%
     RH Donnelley Corp. (l)                                   72                             3,916

Telecommunications - 7.4%
     Alltel Corp.                                             70                             4,477
     Avaya Inc. (b)                                           531                            6,069
     Citizens Communications Co. (l)                          308                            4,014
                                                                                             14,558
CONSUMER, CYCLICAL - 17.2%
Apparel - 2.2%
     Liz Claiborne Inc. (l)                                   119                            4,421

Beverages - 3.0%
     Coca-Cola Enterprises Inc.                               188                            3,820
     Pepsi Bottling Group Inc.                                64                             2,067
                                                                                             5,887
Distribution & Wholesale - 2.9%
     CDW Corp. (l)                                            52                             2,863
     Ingram Micro Inc. - Class A (b)                          160                            2,892
                                                                                             5,755
Leisure Time - 1.5%
     Royal Caribbean Cruises Ltd. (l)                         76                             2,896

Media - 1.6%
     Belo Corp. (l)                                           207                            3,229

Office & Business Equipment - 2.0%
     Pitney Bowes Inc.                                        97                             4,002

Retail - 4.0%
     Dollar Tree Stores Inc. (b) (l)                          175                            4,646
     Foot Locker Inc.                                         131                            3,208
                                                                                             7,854
CONSUMER, NON-CYCLICAL - 8.5%
Commercial Services - 3.6%
     Aramark Corp. (l)                                        89                             2,930
     Service Corp. International                              501                            4,078
                                                                                             7,008
Food - 3.2%
     Kroger Co.                                               157                            3,423
     Pilgrim's Pride Corp. - Class B (l)                      111                            2,872
                                                                                             6,295
Household Products - 1.7%
     Fortune Brands Inc.                                      48                             3,437

ENERGY - 7.4%
Coal - 1.6%
     Massey Energy Co. (l)                                    90                             3,236

Oil & Gas - 3.3%
     BJ Services Co.                                          59                             2,199
     Smith International Inc. (l)                             51                             2,259
     Sunoco Inc.                                              30                             2,099
                                                                                             6,557
Pipelines - 2.5%
     Williams Cos. Inc. (l)                                   208                            4,850

FINANCIALS - 19.0%
Banks - 3.1%
     City National Corp.                                      30                             1,946
     Mellon Financial Corp.                                   122                            4,197
                                                                                             6,143
Diversified Financial Services - 2.9%
     AG Edwards Inc.                                          39                             2,174
     Ameriprise Financial Inc.                                78                             3,498
                                                                                             5,672
Insurance - 10.7%
     Lincoln National Corp.                                   78                             4,429
     PartnerRe Ltd.                                           65                             4,182
     Protective Life Corp.                                    125                            5,814
     RenaissanceRe Holdings Ltd.                              80                             3,891
     Willis Group Holdings Ltd.                               87                             2,789
                                                                                             21,107
Real Estate Investment Trusts - 1.3%
     CBL & Associates Properties Inc.                         11                             425
     Health Care Property Investors Inc.                      77                             2,048
                                                                                             2,473
Savings & Loans - 1.0%
     Hudson City Bancorp. Inc. (l)                            152                            2,026

HEALTH CARE - 7.0%
Biotechnology - 1.6%
     Invitrogen Corp. (b) (l)                                 46                             3,013

Healthcare Providers & Services - 4.0%
     Laboratory Corp of America Holdings (b)                  62                             3,858
     Triad Hospitals Inc. (b)                                 103                            4,089
                                                                                             7,947
Pharmaceuticals - 1.4%
     Sepracor Inc. (b) (l)                                    48                             2,743

INDUSTRIALS - 17.1%
Electronics - 5.2%
     Arrow Electronics Inc. (b)                               62                             1,995
     Flextronics International Ltd. (b)                       295                            3,130
     Solectron Corp. (b)                                      723                            2,472
     Vishay Intertechnology Inc. (b) (l)                      196                            3,085
                                                                                             10,682
Environmental Control - 1.3%
     Republic Services Inc. - Class A (l)                     63                             2,549

Hand & Machine Tools - 2.1%
     Stanley Works (l)                                        86                             4,066

Manufacturing - 1.9%
     Dover Corp.                                              76                             3,747

Packaging & Containers - 1.5%
     Ball Corp.                                               81                             3,015

Transportation - 5.1%
     Laidlaw International Inc.                               123                            3,097
     Overseas Shipholding Group Inc.                          41                             2,396
     Teekay Shipping Corp. (l)                                38                             1,573
     YRC Worldwide Inc. (b)                                   69                             2,889
                                                                                             9,955
TECHNOLOGY - 6.5%
Computers - 3.0%
     DST Systems Inc. (b)                                     67                             3,975
     Sun Microsystems Inc. (b)                                447                            1,855
                                                                                             5,830
Software - 3.5%
     Compuware Corp. (b)                                      326                            2,187
     Hyperion Solutions Corp. (b)                             82                             2,249
     Mastercard Inc. (b)                                      52                             2,482
                                                                                             6,918
UTILITIES - 1.3%
Electric - 1.3%
     Hubbell Inc. - Class B                                   53                             2,525

     Total Common Stocks (cost $188,996)                                                     196,337

SHORT TERM INVESTMENTS - 16.5%
Money Market Funds - 1.1%
     JNL Money Market Fund, 5.03% (a) (n)                     2,098                          2,098

Securities Lending Collateral - 15.4%
     Mellon GSL Delaware Business Trust Collateral Fund       30,316                         30,316

     Total Short Term Investments (cost $32,414)                                             32,414

Total Investments - 116.1% (cost $221,410)                                                   228,751
Other Assets and Liabilities, Net -  (16.1%)                                                 (31,668)
Total Net Assets - 100%                                                                      $197,083

JNL/Lazard Small Cap Value Fund
COMMON STOCKS - 97.2%
BASIC MATERIALS - 4.4%
Chemicals - 0.7%
     Westlake Chemical Corp.                                  35                             $1,052

Iron & Steel - 2.1%
     Cleveland-Cliffs Inc. (l)                                19                             1,514
     Oregon Steel Mills Inc. (b)                              32                             1,626
                                                                                             3,140
Mining - 1.6%
     Coeur d'Alene Mines Corp. (b) (l)                        157                            754
     RTI International Metals Inc. (b)                        31                             1,731
                                                                                             2,485
COMMUNICATIONS - 9.0%
Advertising - 1.0%
     Advo Inc.                                                10                             246
     inVentiv Health Inc. (b)                                 43                             1,243
                                                                                             1,489
E - Commerce - 0.7%
     Agile Software Corp. (b) (l)                             167                            1,059

Internet - 2.5%
     Avocent Corp. (b)                                        51                             1,339
     Secure Computing Corp. (b)                               200                            1,718
     ValueClick Inc. (b) (l)                                  54                             830
                                                                                             3,887
 Telecommunications - 3.8%
     Applied Signal Technology Inc.                           54                             923
     C-COR Inc. (b)                                           135                            1,044
     CPI International Inc. (b)                               63                             914
     Ixia (b)                                                 115                            1,037
     SafeNet Inc. (b) (l)                                     104                            1,834
                                                                                             5,752
Wireless Telecommunications - 1.0%
     Powerwave Technologies Inc. (b) (l)                      103                            943
     Wireless Facilities Inc. (b)                             214                            589
                                                                                             1,532
CONSUMER, CYCLICAL - 12.2%
Airlines - 1.0%
     AirTran Holdings Inc. (b) (l)                            105                            1,562

Distribution & Wholesale - 1.0%
     Building Material Holding Corp. (l)                      26                             725
     WESCO International Inc. (b)                             13                             897
                                                                                             1,622
Entertainment - 1.1%
     Bally Technologies Inc. (b) (l)                          98                             1,606

Home Builders - 0.4%
     Levitt Corp. - Class A                                   39                             627

Home Furnishings - 0.8%
     Sealy Corp. (b) (l)                                      97                             1,291

Leisure Time - 1.0%
     WMS Industries Inc. (b) (l)                              57                             1,553

Office & Business Equipment - 0.8%
     Knoll Inc. (l)                                           66                             1,203

Retail - 5.1%
     CBRL Group Inc.                                          38                             1,271
     Finish Line - Class A                                    85                             1,003
     Guitar Center Inc. (b) (l)                               19                             845
     HOT Topic Inc. (b) (l)                                   61                             698
     Pacific Sunwear of California Inc. (b) (l)               38                             680
     Rare Hospitality International Inc. (b)                  26                             745
     Ruby Tuesday Inc. (l)                                    56                             1,362
     Talbots Inc.                                             29                             526
     Tractor Supply Co. (b)                                   12                             685
                                                                                             7,815
Textiles - 1.0%
     G&K Services Inc. - Class A (l)                          44                             1,506

CONSUMER, NON-CYCLICAL - 8.5%
Commercial Services - 5.9%
     Arbitron Inc.                                            23                             888
     H&E Equipment Services Inc. (b)                          38                             1,122
     Navigant Consulting Inc. (b) (l)                         56                             1,264
     Rollins Inc.                                             56                             1,102
     SFBC International Inc. (b) (l)                          47                             711
     United Rentals Inc. (b) (l)                              55                             1,762
     Watson Wyatt Worldwide Inc.                              30                             1,051
     Wright Express Corp. (b)                                 42                             1,193
                                                                                             9,093
Food - 1.1%
     Performance Food Group Co. (b) (l)                       25                             750
     Sanderson Farms Inc.                                     31                             865
                                                                                             1,615
Household Products - 1.5%
     Fossil Inc. (b)                                          59                             1,070
     John H Harland Co.                                       33                             1,418
                                                                                             2,488
ENERGY - 3.8%
Oil & Gas - 3.8%
     Brigham Exploration Co. (b) (l)                          97                             769
     Complete Production Services Inc. (b)                    68                             1,617
     Exploration Co. of Delaware Inc. (b)                     106                            1,132
     Veritas DGC Inc. (b)                                     21                             1,057
     W-H Energy Services Inc. (b)                             23                             1,164
                                                                                             5,739
FINANCIALS - 22.7%
Banks - 9.3%
     Bank of the Ozarks Inc.                                  61                             2,031
     Boston Private Financial Holdings Inc.                   47                             1,322
     First Community Bancorp. Inc.                            21                             1,223
     MB Financial Inc. (l)                                    41                             1,464
     Provident Bankshares Corp.                               42                             1,510
     Sterling Bancshares Inc.                                 98                             1,834
     Texas Regional Bancshares Inc. - Class A (l)             58                             2,215
     United Bankshares Inc.                                   29                             1,059
     Wintrust Financial Corp.                                 31                             1,561
                                                                                             14,219
Diversified Financial Services - 1.4%
     Waddell & Reed Financial Inc. - Class A                  100                            2,064

Insurance - 4.2%
     Arch Capital Group Ltd. (b)                              25                             1,487
     Aspen Insurance Holdings Ltd.                            85                             1,975
     Bristol West Holdings Inc.                               66                             1,054
     RLI Corp.                                                40                             1,908
                                                                                             6,424
Real Estate Investment Trusts - 6.4%
     Alexandria Real Estate Equites Inc.                      15                             1,311
     Ashford Hospitality Trust Inc. (l)                       127                            1,604
     BioMed Realty Trust Inc.                                 37                             1,096
     Brandywine Realty Trust                                  51                             1,628
     Cousins Properties Inc.                                  44                             1,361
     Healthcare Realty Trust Inc.                             37                             1,166
     MFA Mortgage Investments Inc.                            226                            1,554
                                                                                             9,720
Savings & Loans - 1.4%
     Bankunited Financial Corp. - Class A                     35                             1,065
     Franklin Bank Corp. (b)                                  56                             1,125
                                                                                             2,190
HEALTH CARE - 8.0%
Healthcare Providers & Services - 6.5%
     Advanced Medical Optics Inc. (b) (l)                     24                             1,221
     Centene Corp. (b)                                        46                             1,089
     Encore Medical Corp. (b)                                 237                            1,138
     Five Star Quality Care Inc. (b)                          79                             876
     Hanger Orthopedic Group Inc. (b)                         115                            959
     LifePoint Hospitals Inc. (b)                             48                             1,533
     PSS World Medical Inc. (b)                               65                             1,151
     Symmetry Medical Inc. (b) (l)                            62                             953
     Wright Medical Group Inc. (b) (l)                        46                             954
                                                                                             9,874
Pharmaceuticals - 1.5%
     BioScrip Inc. (b)                                        158                            847
     Sciele Pharma Inc. (b) (l)                               65                             1,507
                                                                                             2,354
INDUSTRIALS - 18.7%
Aerospace & Defense - 1.4%
     DRS Technologies Inc.                                    15                             707
     Esterline Technologies Corp. (b)                         34                             1,410
                                                                                             2,117
Building Materials - 0.7%
     Texas Industries Inc.                                    21                             1,094

Diversified Machinery - 1.0%
     Cognex Corp.                                             40                             1,052
     Columbus McKinnon Corp. (b)                              22                             474
                                                                                             1,526
Electronics - 5.8%
     Benchmark Electronics Inc. (b)                           61                             1,461
     Coherent Inc. (b)                                        60                             2,037
     FARO Technologies Inc. (b) (l)                           65                             1,104
     FEI Co. (b) (l)                                          71                             1,601
     Rogers Corp. (b)                                         26                             1,482
     TTM Technologies Inc. (b)                                77                             1,117
                                                                                             8,802
Engineering & Construction - 0.4%
     Perini Corp. (b)                                         31                             686

Environmental Control - 1.5%
     Tetra Tech Inc. (b)                                      60                             1,071
     Waste Connections Inc. (b) (l)                           32                             1,154
                                                                                             2,225
Hand & Machine Tools - 1.4%
     Kennametal Inc.                                          23                             1,407
     Regal-Beloit Corp.                                       16                             693
                                                                                             2,100
Manufacturing - 1.6%
     Acuity Brands Inc.                                       33                             1,277
     Matthews International Corp. - Class A                   36                             1,237
                                                                                             2,514
Metal Fabrication & Hardware - 2.1%
     Ladish Co. Inc. (b)                                      26                             982
     NS Group Inc. (b)                                        17                             942
     RBC Bearings Inc. (b)                                    55                             1,237
                                                                                             3,161
Transportation - 2.8%
     American Commercial Lines Inc. (b)                       22                             1,301
     HUB Group Inc. - Class A (b)                             38                             922
     Swift Transportation Co. Inc. (b)                        65                             2,064
                                                                                             4,287
TECHNOLOGY - 7.5%
Computers - 1.8%
     Komag Inc. (b) (l)                                       31                             1,413
     Perot Systems Corp. (b)                                  86                             1,244
                                                                                             2,657
Semiconductors - 5.7%
     Actel Corp. (b)                                          101                            1,449
     Emulex Corp. (b) (l)                                     67                             1,083
     Exar Corp. (b)                                           94                             1,248
     Integrated Device Technology Inc. (b)                    104                            1,480
     Microsemi Corp. (b)                                      62                             1,502
     Power Integrations Inc. (b)                              38                             664
     Varian Semiconductor Equipment Associates Inc. (b)       41                             1,330
                                                                                             8,756
UTILITIES - 2.4%
Electric - 2.4%
     Cleco Corp. (l)                                          69                             1,597
     Insteel Industries Inc. (l)                              88                             2,118
                                                                                             3,715

     Total Common Stocks (cost $140,780)                                                     148,602

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 0.4%
     JNL Money Market Fund, 5.03% (a) (n)                     602                            602

Securities Lending Collateral - 21.3%
     Mellon GSL Delaware Business Trust Collateral Fund       32,561                         32,561

     Total Short Term Investments (cost $33,163)                                             33,163

Total Investments - 118.9% (cost $173,943)                                                   181,765
Other Assets and Liabilities, Net -  (18.9%)                                                 (28,905)
Total Net Assets - 100%                                                                      $152,860

JNL/Mellon Capital Management Bond Index Fund* (p)
*Summary Schedule of Investments
ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 5.7%
ASSET BACKED SECURITIES - 0.7%
Automobile Asset Backed Securities - 0.6%
     Other Securities                                                                        $1,231

Credit Card Asset Backed Securities - 0.1%
     Other Securities                                                                        237

Other Asset Backed Securities - 0.0%
     Other Securities                                                                        35

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.0%
Commercial and Residential Mortgage Backed Securities - 5.0%
     Other Securities                                                                        10,165

     Total Asset Backed and Non-U.S. Government
     Mortgage-Backed Securities (cost $12,120)                                               11,668

CORPORATE BONDS AND NOTES - 20.4%
BASIC MATERIALS - 0.4%
Chemicals - 0.2%
     Other Securities                                                                        343

Forest Products & Paper - 0.1%
     Other Securities                                                                        205

Mining - 0.1%
     Other Securities                                                                        258

COMMUNICATIONS - 2.0%
Advertising - 0.1%
     Other Securities                                                                        239

Telecommunications - 1.6%
     Other Securities                                                                        3,231

Wireless Telecommunications - 0.3%
     Other Securities                                                                        564

CONSUMER, CYCLICAL - 1.9%
Automobiles - 0.1%
     Other Securities                                                                        304

Beverages - 0.2%
     Other Securities                                                                        331

Home Builders - 0.1%
     Other Securities                                                                        135

Lodging - 0.0%
     Other Securities                                                                        98

Media - 1.0%
     Other Securities                                                                        2,022

Retail - 0.5%
     Other Securities                                                                        1,094

CONSUMER, NON-CYCLICAL - 1.6%
Agriculture - 0.1%
     Other Securities                                                                        281

Commercial Services - 0.1%
     Other Securities                                                                        483

Cosmetics & Personal Care - 0.3%
     Other Securities                                                                        402

Food - 0.8%
     Other Securities                                                                        1,533

Household Products - 0.3%
     Other Securities                                                                        481

Tobacco - 0.0%
     Other Securities                                                                        84

ENERGY - 1.6%
Oil & Gas - 1.3%
     Other Securities                                                                        2,696

Pipelines - 0.3%
     Other Securities                                                                        577

FINANCIALS - 9.5%
Banks - 3.5%
     Other Securities                                                                        7,202

Diversified Financial Services - 5.0%
     Other Securities                                                                        10,146

Insurance - 0.6%
     Other Securities                                                                        1,262

Real Estate - 0.2%
     Other Securities                                                                        443

Real Estate Investment Trusts - 0.2%
     Other Securities                                                                        449

HEALTH CARE - 0.5%
Biotechnology - 0.1%
     Other Securities                                                                        262

Healthcare Providers & Services - 0.1%
     Other Securities                                                                        309

Pharmaceuticals - 0.3%
     Other Securities                                                                        531

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
     Other Securities                                                                        809

Building Materials - 0.0%
     Other Securities                                                                        74

Electronics - 0.1%
     Other Securities                                                                        185

Environmental Control - 0.1%
     Other Securities                                                                        105

Manufacturing - 0.2%
     Other Securities                                                                        400

Transportation - 0.4%
     Other Securities                                                                        820

TECHNOLOGY - 0.4%
Computers - 0.4%
Other Securities                                                                             764

UTILITIES - 1.3%
Electric - 1.3%
     Other Securities                                                                        2,631

     Total Corporate Bonds and Notes (cost $43,631)                                          41,753

GOVERNMENT AND AGENCY OBLIGATIONS - 72.5%
GOVERNMENT SECURITIES - 26.8%
Municipals - 0.1%
     Other Securities                                                                        270

Sovereign - 2.6%
     Other Securities                                                                        5,248

U.S. Treasury Securities - 24.1%
     U.S. Treasury Bond
     8.00%, 11/15/21                                          $1,010                         1,292
     6.25%, 05/15/30 (l)                                      1,200                          1,359
     U.S. Treasury Note
     4.00%, 08/31/07                                          1,000                          986
     4.38%, 01/31/08                                          1,400                          1,383
     3.38%, 02/15/08                                          1,000                          972
     4.88%, 04/30/08                                          1,800                          1,790
     2.63%, 05/15/08 (f)                                      2,430                          2,320
     3.13%, 09/15/08                                          1,450                          1,389
     3.38%, 11/15/08                                          980                            941
     3.38%, 12/15/08                                          1,050                          1,008
     4.50%, 02/15/09                                          1,000                          984
     2.63%, 03/15/09                                          1,660                          1,556
     3.50%, 02/15/10                                          2,050                          1,942
     4.00%, 04/15/10                                          1,500                          1,443
     3.88%, 07/15/10                                          1,020                          975
     5.00%, 02/15/11                                          1,220                          1,217
     5.00%, 08/15/11                                          1,030                          1,027
     4.00%, 02/15/14 (f)                                      2,550                          2,369
     Other Securities                                                                        24,332
                                                                                             49,285
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 45.7%
Federal Home Loan Bank - 1.8%
     Federal Home Loan Bank
     3.38%, 09/14/07                                          1,075                          1,049
     3.00%, 04/15/09                                          1,200                          1,128
     Other Securities                                                                        1,776
                                                                                             3,953
Federal Home Loan Mortgage Corp. - 19.4%
     Federal Home Loan Mortgage Corp.
     5.50%, TBA (c)                                           1,000                          960
     5.25%, 06/18/14                                          1,090                          1,072
     4.50%, 12/01/18                                          1,085                          1,026
     5.00%, 10/01/20                                          1,986                          1,912
     5.50%, 12/01/20                                          1,709                          1,677
     5.50%, 10/01/32                                          1,479                          1,426
     5.00%, 09/01/33                                          2,953                          2,772
     5.00%, 11/01/35                                          2,627                          2,456
     5.50%, 11/01/35                                          991                            953
     5.50%, 12/01/35                                          3,142                          3,019
     6.00%, 12/01/35                                          3,305                          3,256
     5.50%, 02/01/36                                          1,195                          1,148
     6.00%, 02/01/36                                          985                            970
     Other Securities                                                                        16,831
                                                                                             39,478
Federal National Mortgage Association - 21.0%
     Federal National Mortgage Association
     5.00%, TBA (c)                                           1,100                          1,029
     6.00%, TBA (c)                                           1,000                          984
     6.00%, 05/15/08                                          950                            959
     5.00%, 11/01/18                                          1,350                          1,303
     5.00%, 11/01/20                                          2,299                          2,215
     5.50%, 06/01/33                                          2,323                          2,241
     5.50%, 10/01/33                                          2,325                          2,243
     5.00%, 11/01/33                                          1,906                          1,790
     5.00%, 02/01/34                                          2,980                          2,799
     5.50%, 07/01/34                                          1,298                          1,250
     5.50%, 02/01/35                                          1,279                          1,232
     5.00%, 11/01/35                                          2,111                          1,975
     6.00%, 06/01/36                                          998                            982
     Other Securities                                                                        21,791
                                                                                             42,793
Government National Mortgage Association - 3.5%
     Government National Mortgage Association,
     5.00%, 01/15/35                                          1,258                          1,191
     Other Securities                                                                        5,957
                                                                                             7,148

     Total Government and Agency Obligations (cost $152,218)                                 148,175

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 1.2%
     JNL Money Market Fund, 5.03% (a) (n)                     2,433                          2,433

Securities Lending Collateral - 1.4%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   2,844                          2,844

     Total Short Term Investments (cost $5,277)                                              5,277

Total Investments - 101.2% (cost $213,246)                                                   206,873
Other Assets and Liabilities, Net -  (1.2%)                                                  (2,499)
Total Net Assets - 100%                                                                      $204,374

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund*(p)
*Summary Schedule of Investments
COMMON STOCKS - 98.3%
BASIC MATERIALS - 2.6%
Chemicals - 1.4%
     Rohm & Haas Co.                                          8                              $406
     Other Securities                                                                        425
                                                                                             831
Forest Products & Paper - 0.3%
     Other Securities                                                                        174

Iron & Steel - 0.2%
     Other Securities                                                                        149

Mining - 0.7%
     Other Securities                                                                        431

COMMUNICATIONS - 6.9%
E - Commerce - 0.1%
     Other Securities                                                                        88

Internet - 0.7%
     Google Inc. - Class A (b)                                1                              440

Telecommunications - 5.3%
     AT&T Inc.                                                27                             755
     BellSouth Corp.                                          12                             434
     Corning Inc. (b)                                         20                             491
     Verizon Communications Inc.                              20                             666
     Other Securities                                                                        912
                                                                                             3,258
Wireless Telecommunications - 0.8%
     Qualcomm Inc.                                            12                             469

CONSUMER, CYCLICAL - 14.7%
Airlines - 0.2%
     Other Securities                                                                        57

Apparel - 0.9%
     Other Securities                                                                        584

Automobiles - 0.3%
     Other Securities                                                                        161

Beverages - 2.5%
     Coca-Cola Co.                                            19                             798
     PepsiCo Inc.                                             8                              467
     Other Securities                                                                        287
                                                                                             1,552
Home Builders - 0.1%
     Other Securities                                                                        87

Home Furnishings - 0.5%
     Other Securities                                                                        324

Leisure Time - 0.7%
     Other Securities                                                                        442

Lodging - 0.5%
     Other Securities                                                                        283

Media - 4.2%
     Comcast Corp. - Class A (b) (l)                          14                             455
     News Corp. - Class A                                     30                             581
     Time Warner Inc.                                         41                             710
     Walt Disney Co.                                          15                             437
     Other Securities                                                                        425
                                                                                             2,608
Office & Business Equipment - 0.1%
     Other Securities                                                                        50

Retail - 4.7%
     Home Depot Inc.                                          13                             466
     JC Penney Co. Inc.                                       6                              412
     Wal-Mart Stores Inc.                                     15                             746
     Other Securities                                                                        1,304
                                                                                             2,928
Textiles - 0.0%
     Other Securities                                                                        27

CONSUMER, NON-CYCLICAL - 6.0%
Commercial Services - 0.4%
     Other Securities                                                                        289

Cosmetics & Personal Care - 2.3%
     Proctor & Gamble Co.                                     14                             781
     Other Securities                                                                        624
                                                                                             1,405
Food - 1.4%
     Other Securities                                                                        894

Household Products - 0.4%
     Other Securities                                                                        233

Tobacco - 1.5%
     Altria Group Inc.                                        11                             812
     Other Securities                                                                        93
                                                                                             905
ENERGY - 9.0%
Oil & Gas - 8.7%
     Chevron Corp.                                            13                             805
     ConocoPhillips                                           8                              506
     Exxon Mobil Corp.                                        34                             2,087
     Transocean Inc. (b)                                      6                              482
     Other Securities                                                                        1,554
                                                                                             5,434
Pipelines - 0.3%
     Other Securities                                                                        172

FINANCIALS - 21.2%
Banks - 7.0%
     Bank of America Corp.                                    30                             1,439
     SunTrust Banks Inc.                                      6                              419
     Wachovia Corp.                                           9                              500
     Other Securities                                                                        1,922
                                                                                             4,280
Diversified Financial Services - 8.3%
     Citigroup Inc.                                           27                             1,309
     Goldman Sachs Group Inc.                                 5                              682
     JPMorgan Chase & Co.                                     11                             450
     Merrill Lynch & Co. Inc.                                 6                              423
     Morgan Stanley                                           11                             692
     Other Securities                                                                        1,604
                                                                                             5,160
Insurance - 4.8%
     American International Group Inc.                        18                             1,091
     Metlife Inc.                                             10                             512
     Other Securities                                                                        1,371
                                                                                             2,974
Real Estate Investment Trusts - 0.9%
     Other Securities                                                                        560

Savings & Loans - 0.2%
     Other Securities                                                                        135

HEALTH CARE - 11.8%
Biotechnology - 1.0%
     Amgen Inc. (b)                                           7                              429
     Other Securities                                                                        194
                                                                                             623
Healthcare Providers & Services - 5.7%
     Johnson & Johnson                                        17                             1,010
     Other Securities                                                                        2,516
                                                                                             3,526
Pharmaceuticals - 5.1%
     Abbott Laboratories                                      9                              411
     Merck & Co. Inc.                                         12                             423
     Pfizer Inc.                                              26                             617
     Schering-Plough Corp.                                    24                             447
     Other Securities                                                                        1,284
                                                                                             3,182
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.7%
     Lockheed Martin Corp.                                    6                              435
     Raytheon Co.                                             9                              407
     Other Securities                                                                        780
                                                                                             1,622
Building Materials - 0.2%
     Other Securities                                                                        154

Diversified Machinery - 0.1%
     Other Securities                                                                        37

Environmental Control - 0.2%
     Other Securities                                                                        125

Manufacturing - 7.0%
     General Electric Corp.                                   60                             1,988
     Illinois Tool Works Inc.                                 9                              409
     Other Securities                                                                        1,962
                                                                                             4,359
Packaging & Containers - 0.6%
     Other Securities                                                                        351

Transportation - 1.8%
     United Parcel Service Inc. - Class B                     6                              483
     Other Securities                                                                        655
                                                                                             1,138
TECHNOLOGY - 11.1%
Computers - 4.2%
     International Business Machines Corp.                    12                             930
     Other Securities                                                                        1,729
                                                                                             2,659
Data Processing - 0.2%
     Other Securities                                                                        109

Semiconductors - 2.3%
     Intel Corp.                                              22                             419
     Other Securities                                                                        996
                                                                                             1,415
Software - 4.4%
     Microsoft Corp.                                          51                             1,200
     Oracle Corp. (b)                                         33                             483
     Other Securities                                                                        1,034
                                                                                             2,717
UTILITIES - 2.4%
Electric - 2.4%
     Other Securities                                                                        1,506

     Total Common Stocks (cost $56,271)                                                      60,911

SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 1.6%
     JNL Money Market Fund, 5.03% (a) (n)                     1,007                          1,007

Securities Lending Collateral - 2.2%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   1,339                          1,339

U.S. Treasury Securities - 0.2%
     Other Securities (m)                                                                    149

     Total Short Term Investments (cost $2,495)                                              2,495

Total Investments - 102.3% (cost $58,766)                                                    63,406
Other Assets and Liabilities, Net -  (2.3%)                                                  (1,422)
Total Net Assets - 100%                                                                      $61,984

JNL/Mellon Capital Management International Index Fund*(p)
*Summary Schedule of Investments
COMMON STOCKS - 98.3%
BASIC MATERIALS - 7.1%
Chemicals - 2.6%
     Other Securities                                                                        $10,081

Forest Products & Paper - 0.4%
     Other Securities                                                                        1,418

Iron & Steel - 1.3%
     Other Securities                                                                        5,041

Mining - 2.8%
     Anglo American Plc                                       48                             1,963
     BHP Billiton Ltd.                                        118                            2,535
     Rio Tinto Plc                                            36                             1,895
     Other Securities                                                                        4,280
                                                                                             10,673
COMMUNICATIONS - 7.0%
Advertising - 0.4%
     Other Securities                                                                        1,194

E - Commerce - 0.0%
     Other Securities                                                                        129

Internet - 0.3%
     Other Securities                                                                        1,175

Telecommunications - 3.7%
     Telefonica SA                                            150                            2,502
     Other Securities                                                                        11,852
                                                                                             14,354
Wireless Telecommunications - 2.6%
     Nokia Oyj                                                142                            2,895
     Telefonaktiebolaget LM Ericsson - Class B                500                            1,655
     Vodafone Group Plc                                       2,031                          4,329
     Other Securities                                                                        1,264
                                                                                             10,143
CONSUMER, CYCLICAL - 14.3%
Airlines - 0.2%
     Other Securities                                                                        849

Apparel - 0.3%
     Other Securities                                                                        1,120

Automobiles - 3.7%
     Honda Motor Co. Ltd.                                     53                             1,667
     Toyota Motor Corp.                                       97                             5,082
     Other Securities                                                                        7,411
                                                                                             14,162
Beverages - 1.4%
     Other Securities                                                                        5,469

Distribution & Wholesale - 1.1%
     Other Securities                                                                        4,244

Entertainment - 0.4%
     Other Securities                                                                        1,407

Home Builders - 0.4%
 Other Securities                                                                            1,532

Home Furnishings - 0.9%
     Other Securities                                                                        3,525

Leisure Time - 0.3%
     Other Securities                                                                        1,252

Lodging - 0.2%
     Other Securities                                                                        784

Media - 1.7%
     Other Securities                                                                        6,377

Office & Business Equipment - 0.7%
     Canon Inc.                                               36                             1,765
     Other Securities                                                                        764
                                                                                             2,529
Retail - 2.6%
     Other Securities                                                                        10,173

Storage/Warehousing - 0.0%
     Other Securities                                                                        47

Textiles - 0.3%
     Other Securities                                                                        996

Toys & Hobbies - 0.1%
     Other Securities                                                                        570

CONSUMER, NON-CYCLICAL - 7.0%
Commercial Services - 1.2%
     Other Securities                                                                        4,543

Cosmetics & Personal Care - 0.5%
     Other Securities                                                                        1,912

Food - 4.1%
     Nestle SA                                                14                             4,264
     Tesco Plc                                                265                            1,638
     Other Securities                                                                        9,977
                                                                                             15,879
Household Products - 0.3%
     Other Securities                                                                        1,171

Tobacco - 0.9%
     Other Securities                                                                        3,571

ENERGY - 8.5%
Alternative Energy - 0.0%
     Other Securities                                                                        75

Oil & Gas - 8.5%
     BP Plc                                                   694                            8,097
     ENI SpA                                                  88                             2,583
     Royal Dutch Shell Plc - Class A                          132                            4,456
     Royal Dutch Shell Plc - Class B                          93                             3,249
     Total SA                                                 74                             4,893
     Other Securities                                                                        9,456
                                                                                             32,734
FINANCIALS - 29.2%
Banks - 18.6%
     ABN AMRO Holding NV                                      61                             1,674
     Banco Bilbao Vizcaya Argentaria SA                       114                            2,349
     Banco Santander Central Hispano SA                       200                            2,922
     Barclays Plc                                             219                            2,484
     BNP Paribas                                              28                             2,676
     Credit Suisse Group                                      40                             2,235
     Deutsche Bank AG                                         17                             1,953
     HBOS Plc                                                 129                            2,244
     HSBC Holdings Plc                                        381                            6,705
     Lloyds TSB Group Plc                                     189                            1,857
     Mitsubishi UFJ Financial Group Inc.                      -                              4,055
     Mizuho Financial Group Inc.                              -                              2,735
     Royal Bank of Scotland Group Plc                         107                            3,522
     Societe Generale - Class A                               12                             1,721
     Sumitomo Mitsui Financial Group Inc.                     -                              2,115
     UBS AG                                                   35                             3,815
     UniCredito Italiano SpA                                  263                            2,059
     Other Securities                                                                        24,905
                                                                                             72,026
Diversified Financial Services - 2.4%
     Other Securities                                                                        9,307

Insurance - 5.1%
     Allianz AG                                               14                             2,161
     AXA SA                                                   55                             1,798
     ING Groep NV - ADR                                       63                             2,481
     Other Securities                                                                        13,082
                                                                                             19,524
Investment Companies - 0.1%
     Other Securities                                                                        301

Real Estate - 2.5%
     Other Securities                                                                        9,468

Real Estate Investment Trusts - 0.4%
     Other Securities                                                                        1,468

Venture Capital - 0.1%
     Other Securities                                                                        366

HEALTH CARE - 7.6%
Biotechnology - 0.1%
     Other Securities                                                                        212

Healthcare Providers & Services - 0.6%
     Other Securities                                                                        2,433

Pharmaceuticals - 6.9%
     AstraZeneca Plc                                          53                             3,204
     GlaxoSmithKline Plc                                      196                            5,469
     Novartis AG                                              78                             4,242
     Roche Holding AG                                         24                             3,908
     Sanofi-Aventis                                           34                             3,337
     Takeda Pharmaceutical Co. Ltd.                           30                             1,866
     Other Securities                                                                        4,744
                                                                                             26,770
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.6%
     Other Securities                                                                        2,239

Building Materials - 1.5%
     Other Securities                                                                        5,773

Diversified Machinery - 0.7%
     Other Securities                                                                        2,723
Electronics - 1.7%
     Other Securities                                                                        6,479

Engineering & Construction - 1.4%
     Other Securities                                                                        5,562

Environmental Control - 0.0%
     Other Securities                                                                        127

Hand & Machine Tools - 0.4%
     Other Securities                                                                        1,465

Machinery - 0.4%
     Other Securities                                                                        1,478

Manufacturing - 1.7%
     Siemens AG                                               29                             2,481
     Other Securities                                                                        4,001
                                                                                             6,482
Metal Fabrication & Hardware - 0.2%
     Other Securities                                                                        954

Packaging & Containers - 0.1%
     Other Securities                                                                        423

Shipbuilding - 0.0%
     Other Securities                                                                        91

Transportation - 1.7%
     Other Securities                                                                        6,427

TECHNOLOGY - 1.7%
Computers - 0.5%
     Other Securities                                                                        2,096

Semiconductors - 0.6%
     Other Securities                                                                        2,358

Software - 0.6%
     Other Securities                                                                        2,286

UTILITIES - 5.5%
Electric - 5.2%
     E.ON AG                                                  21                             2,416
     Other Securities                                                                        17,344
                                                                                             19,760
Water - 0.3%
     Other Securities                                                                        1,310

     Total Common Stocks (cost $312,332)                                                     379,037

PREFERRED STOCKS - 0.1%
CONSUMER, CYCLICAL - 0.1%
Automobiles - 0.0%
     Other Securities                                                                        178

UTILITIES - 0.0%
Electric - 0.0%
     Other Securities                                                                        90

     Total Preferred Stocks (cost $186)                                                      267

RIGHTS - 0.0%
INDUSTRIALS - 0.0%
Rights - 0.0%
     Other Securities                                                                        11

     Total Rights (cost $0)                                                                  11

SHORT TERM INVESTMENTS - 21.8%
Money Market Funds - 1.1%
     JNL Money Market Fund, 5.03% (a) (n)                     4,488                          4,488

Securities Lending Collateral - 20.5%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   78,990                         78,990

U.S. Treasury Securities - 0.2%
     Other Securities (m)                                                                    714

     Total Short Term Investments (cost $84,192)                                             84,192

Total Investments - 120.2% (cost $396,710)                                                   463,507
Other Assets and Liabilities, Net -  (20.2%)                                                 (78,052)
Total Net Assets - 100%                                                                      $385,455

JNL/Mellon Capital Management S&P 400 MidCap Index Fund*(p)
*Summary Schedule of Investments
COMMON STOCKS - 95.5%
BASIC MATERIALS - 3.6%
Chemicals - 2.6%
     Lyondell Chemical Co.                                    61                             $1,374
     Other Securities                                                                        7,358
                                                                                             8,732
Forest Products & Paper - 0.5%
     Other Securities                                                                        1,855

Iron & Steel - 0.5%
     Other Securities                                                                        1,597

COMMUNICATIONS - 3.4%
Advertising - 0.2%
     Other Securities                                                                        739

Internet - 1.2%
     Other Securities                                                                        4,104

Telecommunications - 1.8%
     Harris Corp.                                             40                             1,644
     Other Securities                                                                        4,375
                                                                                             6,019
Wireless Telecommunications - 0.2%
     Other Securities                                                                        628

CONSUMER, CYCLICAL - 14.8%
Airlines - 0.3%
     Other Securities                                                                        1,377

Apparel - 0.4%
     Other Securities                                                                        1,409

Automobiles - 1.0%
     Other Securities                                                                        3,267

Beverages - 0.1%
     Other Securities                                                                        385

Distribution & Wholesale - 1.1%
     Fastenal Co. (l)                                         37                             1,474
     Other Securities                                                                        2,284
                                                                                             3,758
Entertainment - 0.8%
     Other Securities                                                                        2,760

Home Builders - 1.0%
     Other Securities                                                                        3,323

Home Furnishings - 0.1%
     Other Securities                                                                        305

Leisure Time - 0.1%
     Other Securities                                                                        253

Lodging - 0.2%
     Other Securities                                                                        526

Media - 1.1%
     Other Securities                                                                        3,584

Office & Business Equipment - 0.4%
     Other Securities                                                                        1,191

Retail - 7.9%
     Abercrombie & Fitch Co. - Class A                        26                             1,436
     Chico's FAS Inc. (b) (l)                                 53                             1,443
     Michaels Stores Inc.                                     40                             1,629
     Other Securities                                                                        22,096
                                                                                             26,604
Textiles - 0.3%
     Other Securities                                                                        1,102

CONSUMER, NON-CYCLICAL - 5.8%
Commercial Services - 4.2%
     Manpower Inc.                                            26                             1,680
     Other Securities                                                                        12,568
                                                                                             14,248
Food - 0.9%
     Other Securities                                                                        2,904

Household Products - 0.6%
     Other Securities                                                                        2,093

Tobacco - 0.1%
     Other Securities                                                                        275

ENERGY - 12.0%
Coal - 1.8%
     Arch Coal Inc.                                           42                             1,783
     Peabody Energy Corp.                                     78                             4,353
                                                                                             6,136
Oil & Gas - 8.7%
     Cameron International Corp. (b)                          34                             1,636
     ENSCO International Inc.                                 45                             2,085
     Grant Prideco Inc. (b)                                   39                             1,727
     Newfield Exploration Co. (b)                             38                             1,861
     Noble Energy Inc.                                        52                             2,439
     Patterson-UTI Energy Inc.                                51                             1,447
     Pioneer Natural Resources Co. (l)                        38                             1,767
     Pride International Inc. (b) (l)                         48                             1,495
     Smith International Inc. (l)                             59                             2,640
     Southwestern Energy Co. (b)                              50                             1,543
     Other Securities                                                                        10,857
                                                                                             29,497
Pipelines - 1.5%
     Questar Corp.                                            25                             2,031
     Other Securities                                                                        3,096
                                                                                             5,127
FINANCIALS - 16.2%
Banks - 3.6%
     Other Securities                                                                        12,303

Diversified Financial Services - 2.4%
     Leucadia National Corp. (l)                              49                             1,418
     Other Securities                                                                        6,789
                                                                                             8,207
Insurance - 5.7%
     Everest Re Group Ltd.                                    19                             1,664
     Fidelity National Financial Inc.                         51                             1,997
     Old Republic International Corp.                         68                             1,451
     Radian Group Inc.                                        25                             1,521
     WR Berkley Corp.                                         50                             1,705
     Other Securities                                                                        10,755
                                                                                             19,093
Real Estate Investment Trusts - 3.6%
     Developers Diversified Realty Corp.                      32                             1,680
     Macerich Co.                                             21                             1,482
     Other Securities                                                                        9,131
                                                                                             12,293
Savings & Loans - 0.9%
     Other Securities                                                                        3,108

HEALTH CARE - 9.4%
Biotechnology - 1.6%
     Other Securities                                                                        5,346

Healthcare Providers & Services - 5.8%
     Dentsply International Inc.                              23                             1,409
     Health Net Inc. (b)                                      34                             1,537
     Varian Medical Systems Inc. (b)                          39                             1,850
     Other Securities                                                                        14,781
                                                                                             19,577
Pharmaceuticals - 2.0%
     Omnicare Inc.                                            35                             1,681
     Sepracor Inc. (b) (l)                                    31                             1,795
     Other Securities                                                                        3,259
                                                                                             6,735
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.5%
     Other Securities                                                                        1,528

Building Materials - 0.6%
     Other Securities                                                                        1,935

Diversified Machinery - 0.9%
     Other Securities                                                                        3,164

Electronics - 2.2%
     Amphenol Corp. - Class A                                 26                             1,473
     Other Securities                                                                        5,805
                                                                                             7,278
Engineering & Construction - 0.6%
     Jacobs Engineering Group Inc. (b)                        17                             1,380
     Other Securities                                                                        684
                                                                                             2,064
Environmental Control - 0.8%
     Republic Services Inc. - Class A                         36                             1,444
     Other Securities                                                                        1,145
                                                                                             2,589
Hand & Machine Tools - 0.4%
     Other Securities                                                                        1,476

Machinery - 0.8%
     Joy Global Inc.                                          36                             1,893
     Other Securities                                                                        713
                                                                                             2,606
Manufacturing - 2.6%
     Other Securities                                                                        8,901

Metal Fabrication & Hardware - 1.3%
     Precision Castparts Corp.                                40                             2,369
     Other Securities                                                                        2,125
                                                                                             4,494
Packaging & Containers - 0.4%
     Other Securities                                                                        1,306

Transportation - 3.3%
     CH Robinson Worldwide Inc.                               51                             2,694
     Expeditors International Washington Inc.                 63                             3,524
     Other Securities                                                                        5,036
                                                                                             11,254
TECHNOLOGY - 9.6%
Computers - 3.6%
     Cadence Design Systems Inc. (b)                          84                             1,438
     Cognizant Technology Solutions Corp. (b)                 41                             2,748
     Other Securities                                                                        7,589
                                                                                             11,775
Data Processing - 1.1%
     Dun & Bradstreet Corp. (b)                               20                             1,381
     Other Securities                                                                        2,478
                                                                                             3,859
Semiconductors - 3.7%
     Lam Research Corp. (b)                                   41                             1,925
     MEMC Electronic Materials Inc. (b)                       49                             1,830
     Microchip Technology Inc.                                63                             2,113
     Other Securities                                                                        6,787
                                                                                             12,655
Software - 1.2%
     Other Securities                                                                        4,167

UTILITIES - 6.3%
Electric - 6.0%
     Wisconsin Energy Corp.                                   35                             1,396
     Other Securities                                                                        18,971
                                                                                             20,367
Water - 0.3%
     Other Securities                                                                        869

     Total Common Stocks (cost $277,902)                                                     322,748

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 3.9%
     JNL Money Market Fund, 5.03% (a) (n)                     13,285                         13,285

Securities Lending Collateral - 17.7%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   59,519                         59,519

U.S. Treasury Securities - 0.1%
     Other Securities (m)                                                                    397

     Total Short Term Investments (cost $73,201)                                             73,201

Total Investments - 117.2% (cost $351,103)                                                   395,949
Other Assets and Liabilities, Net -  (17.2%)                                                 (58,137)
Total Net Assets - 100%                                                                      $337,812

JNL/Mellon Capital Management S&P 500 Index Fund*(p)
*Summary Schedule of Investments
COMMON STOCKS - 98.3%
BASIC MATERIALS - 2.9%
Chemicals - 1.5%
     Other Securities                                                                        $7,249

Forest Products & Paper - 0.4%
     Other Securities                                                                        1,998

Iron & Steel - 0.3%
     Other Securities                                                                        1,274

Mining - 0.7%
     Other Securities                                                                        3,525

COMMUNICATIONS - 7.9%
Advertising - 0.2%
     Other Securities                                                                        772

E - Commerce - 0.4%
     Other Securities                                                                        1,843

Internet - 1.3%
     Google Inc. - Class A (b)                                8                              3,491
     Other Securities                                                                        2,588
                                                                                             6,079
Telecommunications - 5.4%
     AT&T Inc.                                                157                            4,372
     BellSouth Corp.                                          73                             2,644
     Cisco Systems Inc. (b)                                   246                            4,808
     Sprint Nextel Corp.                                      120                            2,404
     Verizon Communications Inc.                              118                            3,941
     Other Securities                                                                        7,443
                                                                                             25,612
Wireless Telecommunications - 0.6%
     Qualcomm Inc.                                            68                             2,709

CONSUMER, CYCLICAL - 13.7%
Airlines - 0.1%
     Other Securities                                                                        458

Apparel - 0.2%
     Other Securities                                                                        1,586

Automobiles - 0.4%
     Other Securities                                                                        2,551

Beverages - 2.2%
     Coca-Cola Co.                                            83                             3,551
     PepsiCo Inc.                                             67                             3,999
     Other Securities                                                                        2,464
                                                                                             10,014
Distribution & Wholesale - 0.2%
     Other Securities                                                                        527

Entertainment - 0.2%
     Other Securities                                                                        529

Home Builders - 0.3%
     Other Securities                                                                        1,112

Home Furnishings - 0.1%
     Other Securities                                                                        478

Leisure Time - 0.3%
     Other Securities                                                                        1,531

Lodging - 0.4%
     Other Securities                                                                        1,902

Media - 3.2%
     Comcast Corp. - Class A (b)                              85                             2,788
     Time Warner Inc.                                         173                            2,989
     Walt Disney Co.                                          88                             2,648
     Other Securities                                                                        6,741
                                                                                             15,166
Office & Business Equipment - 0.2%
     Other Securities                                                                        889

Retail - 5.8%
     Home Depot Inc.                                          83                             2,970
     Wal-Mart Stores Inc.                                     101                            4,854
     Other Securities                                                                        19,437
                                                                                             27,261
Textiles - 0.0%
     Other Securities                                                                        234

Toys & Hobbies - 0.1%
     Other Securities                                                                        395

CONSUMER, NON-CYCLICAL - 6.5%
Agriculture - 0.3%
     Other Securities                                                                        1,094

Commercial Services - 0.8%
     Other Securities                                                                        3,992

Cosmetics & Personal Care - 2.0%
     Proctor & Gamble Co.                                     132                            7,345
     Other Securities                                                                        2,160
                                                                                             9,505
Food - 1.4%
     Other Securities                                                                        6,706

Household Products - 0.5%
     Other Securities                                                                        2,471

Tobacco - 1.5%
     Altria Group Inc.                                        84                             6,180
     Other Securities                                                                        686
                                                                                             6,866
ENERGY - 10.3%
Coal - 0.1%
     Other Securities                                                                        245

Oil & Gas - 9.9%
     Chevron Corp.                                            89                             5,542
     ConocoPhillips                                           67                             4,360
     Exxon Mobil Corp.                                        244                            14,953
     Schlumberger Ltd.                                        48                             3,098
     Other Securities                                                                        18,669
                                                                                             46,622
Pipelines - 0.3%
     Other Securities                                                                        1,397

FINANCIALS - 21.0%
Banks - 6.6%
     Bank of America Corp.                                    184                            8,844
     Wachovia Corp.                                           65                             3,507
     Wells Fargo & Co.                                        68                             4,546
     Other Securities                                                                        14,307
                                                                                             31,204
Diversified Financial Services - 8.5%
     American Express Co.                                     50                             2,650
     Citigroup Inc.                                           200                            9,663
     Goldman Sachs Group Inc.                                 17                             2,629
     JPMorgan Chase & Co.                                     140                            5,880
     Merrill Lynch & Co. Inc.                                 37                             2,596
     Morgan Stanley                                           43                             2,734
     Other Securities                                                                        13,826
                                                                                             39,978
Insurance - 4.8%
     American International Group Inc.                        105                            6,176
     Other Securities                                                                        16,286
                                                                                             22,462
Real Estate Investment Trusts - 0.9%
     Other Securities                                                                        4,200

Savings & Loans - 0.2%
     Other Securities                                                                        1,086

HEALTH CARE - 11.6%
Biotechnology - 1.0%
     Amgen Inc. (b)                                           48                             3,099
     Other Securities                                                                        1,669
                                                                                             4,768
Healthcare Providers & Services - 4.7%
     Johnson & Johnson                                        119                            7,150
     UnitedHealth Group Inc.                                  54                             2,436
     Other Securities                                                                        12,541
                                                                                             22,127
Pharmaceuticals - 5.9%
     Abbott Laboratories                                      62                             2,688
     Eli Lilly & Co.                                          46                             2,520
     Merck & Co. Inc.                                         88                             3,208
     Pfizer Inc.                                              295                            6,928
     Wyeth                                                    54                             2,414
     Other Securities                                                                        9,793
                                                                                             27,551
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.1%
     Boeing Co.                                               32                             2,635
     United Technologies Corp.                                41                             2,589
     Other Securities                                                                        4,730
                                                                                             9,954
Building Materials - 0.2%
     Other Securities                                                                        776

Diversified Machinery - 0.3%
     Other Securities                                                                        1,528

Electronics - 0.5%
     Other Securities                                                                        2,276

Engineering & Construction - 0.1%
     Other Securities                                                                        338

Environmental Control - 0.2%
     Other Securities                                                                        887

Hand & Machine Tools - 0.1%
     Other Securities                                                                        465

Machinery - 0.4%
     Other Securities                                                                        2,014

Manufacturing - 5.3%
     3M Corp.                                                 30                             2,458
     General Electric Corp.                                   419                            13,809
     Other Securities                                                                        8,586
                                                                                             24,853
Packaging & Containers - 0.1%
     Other Securities                                                                        601

Transportation - 1.9%
     United Parcel Service Inc. - Class B                     44                             3,606
     Other Securities                                                                        5,298
                                                                                             8,904
TECHNOLOGY - 9.8%
Computers - 3.6%
     Hewlett-Packard Co.                                      112                            3,559
     International Business Machines Corp.                    62                             4,800
     Other Securities                                                                        8,501
                                                                                             16,860
Data Processing - 0.3%
     Other Securities                                                                        1,709

Semiconductors - 2.7%
     Intel Corp.                                              235                            4,446
     Other Securities                                                                        8,283
                                                                                             12,730
Software - 3.2%
     Microsoft Corp.                                          354                            8,240
     Other Securities                                                                        6,608
                                                                                             14,848
UTILITIES - 3.4%
Electric - 3.4%
     Other Securities                                                                        16,102

     Total Common Stocks (cost $412,413)                                                     462,812

SHORT TERM INVESTMENTS - 7.6%
Money Market Funds - 1.3%
     JNL Money Market Fund, 5.03% (a) (n)                     6,067                          6,067

Securities Lending Collateral - 6.1%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   28,495                         28,495

U.S. Treasury Securities - 0.2%
     Other Securities (m)                                                                    927

     Total Short Term Investments (cost $35,489)                                             35,489

Total Investments - 105.9% (cost $447,902)                                                   498,301
Other Assets and Liabilities, Net -  (5.9%)                                                  (28,111)
Total Net Assets - 100%                                                                      $470,190

JNL/Mellon Capital Management Small Cap Index Fund*(p)
*Summary Schedule of Investments
COMMON STOCKS - 95.4%
BASIC MATERIALS - 3.5%
Chemicals - 1.6%
     Hercules Inc. (b)                                        25                             $378
     Other Securities                                                                        4,198
                                                                                             4,576
Forest Products & Paper - 0.5%
     Other Securities                                                                        1,420

Iron & Steel - 0.8%
     Cleveland-Cliffs Inc. (l)                                5                              381
     Oregon Steel Mills Inc. (b)                              8                              395
     Other Securities                                                                        1,440
                                                                                             2,216
Mining - 0.6%
     Other Securities                                                                        1,739

COMMUNICATIONS - 7.9%
Advertising - 0.3%
     Other Securities                                                                        893

E - Commerce - 0.4%
     Other Securities                                                                        1,050

Internet - 3.1%
     aQuantive Inc. (b) (l)                                   16                             413
     RSA Security Inc. (b) (l)                                15                             419
     Other Securities                                                                        7,982
                                                                                             8,814
Telecommunications - 3.3%
     3Com Corp. (b)                                           82                             418
     CommScope Inc. (b) (l)                                   12                             378
     Polycom Inc. (b)                                         20                             434
     Other Securities                                                                        8,177
                                                                                             9,407
Wireless Telecommunications - 0.8%
     Interdigital Communications Corp. (b) (l)                12                             412
     Other Securities                                                                        2,009
                                                                                             2,421
CONSUMER, CYCLICAL - 14.9%
Airlines - 0.5%
     Jetblue Airways Corp. (b) (l)                            35                             428
     Other Securities                                                                        1,325
                                                                                             1,753
Apparel - 1.3%
     Phillips-Van Heusen Corp.                                12                             440
     Other Securities                                                                        3,252
                                                              3,692
Automobiles - 1.0%
     Other Securities                                                                        2,868

Beverages - 0.1%
     Other Securities                                                                        357

Distribution & Wholesale - 0.9%
     Other Securities                                                                        2,625

Entertainment - 0.7%
     Other Securities                                                                        2,152

Home Builders - 0.7%
     Other Securities                                                                        1,888
Home Furnishings - 0.5%
     Other Securities                                                                        1,456

Leisure Time - 0.6%
     Other Securities                                                                        1,618

Lodging - 0.5%
     Aztar Corp. (b)                                          7                              387
     Gaylord Entertainment Co. (b)                            9                              384
     Other Securities                                                                        541
                                                                                             1,312
Media - 1.4%
     Other Securities                                                                        3,910

Office & Business Equipment - 0.4%
     Other Securities                                                                        1,105

Retail - 5.9%
     Big Lots Inc. (b) (l)                                    24                             407
     Payless Shoesource Inc. (b)                              15                             395
     Other Securities                                                                        16,272
                                                                                             17,074
Storage/Warehousing - 0.1%
     Other Securities                                                                        215

Textiles - 0.1%
     Other Securities                                                                        242

Toys & Hobbies - 0.2%
     Other Securities                                                                        582

CONSUMER, NON-CYCLICAL - 7.8%
Agriculture - 0.2%
     Other Securities                                                                        511

Commercial Services - 5.3%
     Other Securities                                                                        15,261

Cosmetics & Personal Care - 0.1%
     Other Securities                                                                        292

Food - 1.3%
     Other Securities                                                                        3,619

Household Products - 0.8%
     Other Securities                                                                        2,357

Tobacco - 0.1%
     Other Securities                                                                        401

ENERGY - 6.3%
Alternative Energy - 0.3%
     Other Securities                                                                        1,081

Coal - 0.2%
     Other Securities                                                                        506

Oil & Gas - 5.8%
     Hanover Compressor Co. (b) (l)                           22                             411
     Houston Exploration Co. (b)                              6                              372
     Maverick Tube Corp. (b) (l)                              8                              511
     Nicor Inc. (l)                                           10                             402
     Piedmont Natural Gas Co. (l)                             15                             374
     Universal Compression Holdings Inc. (b)                  6                              396
     Veritas DGC Inc. (b)                                     7                              385
     Other Securities                                                                        13,709
                                                                                             16,560
Pipelines - 0.0%
     Other Securities                                                                        98

FINANCIALS - 20.7%
Banks - 7.3%
     Cathay General Bancorp. (l)                              11                             401
     First Midwest Bancorp. Inc.                              10                             384
     Other Securities                                                                        20,630
                                                                                             21,415
Diversified Financial Services - 2.0%
     Waddell & Reed Financial Inc. - Class A                  18                             373
     Other Securities                                                                        5,319
                                                                                             5,692
Insurance - 2.4%
     Ohio Casualty Corp.                                      14                             408
     Other Securities                                                                        6,358
                                                                                             6,766
Investment Companies - 0.5%
     Other Securities                                                                        1,387

Real Estate - 0.4%
     Other Securities                                                                        1,194

Real Estate Investment Trusts - 6.2%
     Alexandria Real Estate Equites Inc.                      5                              437
     Highwoods Properties Inc.                                12                             428
     Home Properties Inc. (l)                                 7                              410
     LaSalle Hotel Properties                                 8                              382
     Post Properties Inc.                                     9                              399
     Other Securities                                                                        15,660
                                                                                             17,716
Savings & Loans - 1.9%
     Other Securities                                                                        5,449

HEALTH CARE - 10.5%
Biotechnology - 2.3%
     Other Securities                                                                        6,564

Healthcare Providers & Services - 5.0%
     Healthways Inc. (b)                                      7                              392
     Hologic Inc. (b) (l)                                     10                             471
     Other Securities                                                                        13,448
                                                                                             14,311
Pharmaceuticals - 3.2%
     Alkermes Inc. (b) (l)                                    20                             375
     Andrx Corp. (b)                                          16                             373
     OSI Pharmaceuticals Inc. (b) (l)                         11                             377
     Other Securities                                                                        8,103
                                                                                             9,228
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
     BE Aerospace Inc. (b) (l)                                16                             370
     Other Securities                                                                        2,577
                                                                                             2,947
Building Materials - 0.8%
     Other Securities                                                                        2,405

Diversified Machinery - 1.1%
     Wabtec Corp.                                             10                             373
     Other Securities                                                                        2,881
                                                                                             3,254
Electronics - 2.5%
     Cymer Inc. (b) (l)                                       8                              370
     Other Securities                                                                        6,879
                                                                                             7,249
Engineering & Construction - 0.6%
     Other Securities                                                                        1,632

Environmental Control - 0.7%
     Waste Connections Inc. (b) (l)                           10                             374
     Other Securities                                                                        1,592
                                                                                             1,966
Hand & Machine Tools - 0.3%
     Other Securities                                                                        884

Machinery - 0.3%
     Other Securities                                                                        910

Manufacturing - 1.8%
     Other Securities                                                                        5,098

Metal Fabrication & Hardware - 0.8%
     Other Securities                                                                        2,410

Packaging & Containers - 0.2%
     Other Securities                                                                        599

Transportation - 1.8%
     American Commercial Lines Inc. (b)                       6                              372
     Florida East Coast Industries - Class A (l)              8                              394
     Other Securities                                                                        4,543
                                                                                             5,309
TECHNOLOGY - 9.0%
Computers - 2.5%
     Other Securities                                                                        7,279

Data Processing - 0.4%
     Other Securities                                                                        1,140

Semiconductors - 3.2%
     Formfactor Inc. (b)                                      10                             425
     Varian Semiconductor Equipment Associates Inc. (b)       12                             380
     Other Securities                                                                        8,445
                                                                                             9,250
Software - 2.9%
     Other Securities                                                                        8,234

UTILITIES - 2.8%
Electric - 2.6%
     General Cable Corp. (b) (l)                              11                             368
     Westar Energy Inc.                                       18                             370
     Other Securities                                                                        6,750
                                                                                             7,488
Water - 0.2%
     Other Securities                                                                        517

     Total Common Stocks (cost $247,257)                                                     274,364

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 3.3%
     JNL Money Market Fund, 5.03% (a) (n)                     9,408                          9,408

Securities Lending Collateral - 31.0%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   89,230                         89,230

U.S. Treasury Securities - 0.2%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $445                           441

     Total Short Term Investments (cost $99,079)                                             99,079

Total Investments - 129.9% (cost $346,336)                                                   373,443
Other Assets and Liabilities, Net -  (29.9%)                                                 (85,917)
Total Net Assets - 100%                                                                      $287,526

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.5%
BASIC MATERIALS - 0.3%
Chemicals - 0.3%
     Arkema Inc. (b)                                          11                             $443
     Syngenta AG (b)                                          4                              548
                                                                                             991
COMMUNICATIONS - 13.3%
Advertising - 0.6%
     Getty Images Inc. (b) (l)                                10                             642
     JC Decaux SA                                             6                              169
     WPP Group Plc                                            80                             969
                                                                                             1,780
E - Commerce - 1.7%
     eBay Inc. (b)                                            156                            4,558

Internet - 0.2%
     Yahoo! Inc. (b)                                          22                             719

Telecommunications - 3.8%
     Cisco Systems Inc. (b)                                   82                             1,600
     Corning Inc. (b)                                         130                            3,145
     Juniper Networks Inc. (b)                                127                            2,026
     KDDI Corp.                                               1                              3,403
     Tandberg ASA                                             94                             775
                                                                                             10,949
Wireless Telecommunications - 7.0%
     Qualcomm Inc.                                            37                             1,463
     SK Telecom Co. Ltd. - ADR                                115                            2,703
     Telefonaktiebolaget LM Ericsson - Class B                2,891                          9,560
     Vodafone Group Plc                                       3,084                          6,572
                                                                                             20,298
CONSUMER, CYCLICAL - 20.0%
Apparel - 0.6%
     Burberry Group Plc                                       114                            905
     Coach Inc. (b)                                           43                             1,295
                                                                                             2,200
Automobiles - 2.5%
     Bayerische Motoren Werke AG                              54                             2,680
     Porsche AG                                               2                              1,625
     Toyota Motor Corp.                                       49                             2,570
                                                                                             6,875
Beverages - 2.1%
     Cia de Bebidas das Americas - ADR                        41                             1,697
     Diageo Plc                                               93                             1,564
     Fomento Economico Mexicano SA de CV                      211                            1,765
     Grupo Modelo SA                                          291                            1,112
                                                                                             6,140
Entertainment - 0.7%
     International Game Technology                            56                             2,113

Home Furnishings - 1.3%
     Sony Corp.                                               83                             3,676

Leisure Time - 1.2%
     Carnival Corp.                                           84                             3,519

Media - 4.1%
     Grupo Televisa SA - ADR                                  142                            2,746
     Pearson Plc                                              92                             1,253
     Singapore Press Holdings Ltd.                            365                            950
     Sirius Satellite Radio Inc. (b) (l)                      613                            2,913
     Walt Disney Co.                                          66                             1,965
     ZEE Telefilms Ltd.                                       380                            1,986
                                                                                             11,813
Office & Business Equipment - 0.4%
     Canon Inc.                                               23                             1,140

Retail - 6.6%
     Bulgari SpA                                              113                            1,280
     GUS Plc                                                  50                             902
     Hennes & Mauritz AB - Class B                            126                            4,865
     Inditex SA                                               57                             2,392
     LVMH Moet Hennessy Louis Vuitton SA                      35                             3,514
     Starbucks Corp. (b)                                      43                             1,620
     Tiffany & Co.                                            44                             1,440
     Wal-Mart Stores Inc.                                     64                             3,059
                                                                                             19,072
Toys & Hobbies - 0.5%
     Nintendo Co. Ltd.                                        8                              1,342

CONSUMER, NON-CYCLICAL - 5.9%
Commercial Services - 0.5%
     Cendant Corp.                                            97                             1,573
     Nektar Therapeutics (b) (o)                              11                             163
                                                                                             1,736
Cosmetics & Personal Care - 1.4%
     Avon Products Inc.                                       44                             1,361
     Kao Corp.                                                40                             1,047
     Shiseido Co. Ltd.                                        81                             1,589
                                                                                             3,997
Food - 1.7%
     Cadbury Schweppes Plc                                    297                            2,868
     Tesco Plc                                                329                            2,030
                                                                                             4,898
Household Products - 2.3%
     Hindustan Lever Ltd.                                     344                            1,713
     Reckitt Benckiser Plc                                    129                            4,834
                                                                                             6,547
ENERGY - 6.4%
Oil & Gas - 6.4%
     BP Plc - ADR                                             37                             2,605
     Chevron Corp.                                            30                             1,881
     GlobalSantaFe Corp.                                      48                             2,766
     Husky Energy Inc.                                        53                             3,339
     Neste Oil Oyj                                            8                              282
     Technip SA                                               51                             2,830
     Total SA                                                 19                             1,282
     Transocean Inc. (b)                                      45                             3,574
                                                                                             18,559
FINANCIALS - 13.9%
Banks - 6.5%
     Credit Suisse Group                                      63                             3,546
     HSBC Holdings Plc                                        175                            3,066
     ICICI Bank Ltd. - ADR                                    28                             661
     Northern Trust Corp.                                     51                             2,820
     Resona Holdings Inc.                                     -                              1,429
     Royal Bank of Scotland Group Plc                         134                            4,416
     Societe Generale - Class A                               21                             3,059
                                                                                             18,997
Diversified Financial Services - 2.8%
     Credit Saison Co. Ltd.                                   35                             1,672
     Hutchison Whampoa Ltd.                                   120                            1,096
     JPMorgan Chase & Co.                                     51                             2,149
     Morgan Stanley                                           52                             3,255
                                                                                             8,172
Insurance - 3.5%
     ACE Ltd.                                                 34                             1,721
     Allianz AG                                               20                             3,161
     Berkshire Hathaway Inc. - Class B (b)                    1                              1,613
     Everest Re Group Ltd.                                    9                              805
     Manulife Financial Corp. (l)                             49                             1,557
     XL Capital Ltd. - Class A                                23                             1,379
                                                                                             10,236
Investment Companies - 0.6%
     Investor AB - Class B                                    61                             1,122
     Macquarie Airports                                       337                            768
                                                                                             1,890
Venture Capital - 0.5%
     3i Group Plc                                             82                             1,363

HEALTH CARE - 12.1%
 Biotechnology - 1.5%
     Affymetrix Inc. (b) (l)                                  28                             725
     Amgen Inc. (b)                                           32                             2,113
     Genentech Inc. (b) (l)                                   16                             1,333
     Nektar Therapeutics (b) (l)                              10                             183
     Nicox SA (b)                                             14                             192
                                                                                             4,546
Healthcare Providers & Services - 2.8%
     Biomet Inc. (l)                                          49                             1,521
     Boston Scientific Corp. (b)                              126                            2,114
     Johnson & Johnson                                        12                             737
     Medtronic Inc. (l)                                       22                             1,051
     Quest Diagnostics Inc.                                   25                             1,510
     Smith & Nephew Plc                                       164                            1,260
                                                                                             8,193
Pharmaceuticals - 7.8%
     Atherogenics Inc. (b) (l)                                48                             620
     Chugai Pharmaceutical Co. Ltd.                           56                             1,141
     Conor Medsystems Inc. (b)                                19                             527
     Express Scripts Inc. (b)                                 16                             1,141
     Gilead Sciences Inc. (b)                                 37                             2,207
     ImClone Systems Inc. (b) (l)                             -                              8
     Novartis AG                                              29                             1,597
     Novo-Nordisk A/S - Class B                               12                             777
     Nuvelo Inc. (b) (l)                                      17                             281
     Roche Holding AG                                         23                             3,764
     Sanofi-Aventis                                           54                             5,265
     Shionogi & Co. Ltd.                                      112                            1,997
     Takeda Pharmaceutical Co. Ltd.                           24                             1,518
     Theravance Inc. (b)                                      24                             545
     Wyeth                                                    27                             1,195
                                                                                             22,580
INDUSTRIALS - 10.9%
Aerospace & Defense - 4.0%
     Boeing Co.                                               25                             2,007
     Empresa Brasileira de Aeronautica SA - ADR (l)           70                             2,564
     European Aeronautic Defence & Space Co. NV               105                            3,024
     Lockheed Martin Corp.                                    20                             1,406
     Northrop Grumman Corp.                                   22                             1,403
     Raytheon Co.                                             36                             1,609
                                                                                             12,013
Electronics - 3.7%
     Fanuc Ltd.                                               9                              826
     Hoya Corp.                                               49                             1,750
     Keyence Corp.                                            6                              1,577
     Koninklijke Philips Electronics NV                       101                            3,147
     Kyocera Corp.                                            11                             813
     Murata Manufacturing Co. Ltd.                            37                             2,376
                                                                                             10,489
Engineering & Construction - 0.3%
     JGC Corp.                                                36                             619

Hand & Machine Tools - 0.3%
     Nidec Corp.                                              12                             867

Manufacturing - 2.3%
     3M Corp.                                                 39                             3,183
     Siemens AG                                               41                             3,571
                                                                                             6,754
Shipbuilding - 0.3%
     Hyundai Heavy Industries                                 8                              877

TECHNOLOGY - 13.5%
Computers - 0.5%
     Mediatek Inc.                                            186                            1,723

Semiconductors - 5.4%
     Advanced Micro Devices Inc. (b)                          163                            3,983
     Altera Corp. (b) (l)                                     86                             1,516
     Cree Inc. (b) (l)                                        50                             1,195
     International Rectifier Corp. (b) (l)                    38                             1,466
     Linear Technology Corp. (l)                              18                             603
     Maxim Integrated Products Inc.                           43                             1,368
     Samsung Electronics Co. Ltd.                             4                              2,793
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (l)    197                            1,813
     Xilinx Inc.                                              39                             872
                                                                                             15,609
Software - 7.6%
     Adobe Systems Inc. (b)                                   80                             2,432
     Automatic Data Processing Inc.                           70                             3,161
     Infosys Technologies Ltd.                                51                             3,401
     Intuit Inc. (b) (l)                                      46                             2,778
     Microsoft Corp.                                          196                            4,564
     Novell Inc. (b)                                          198                            1,309
     SAP AG                                                   15                             3,226
     Square Enix Co. Ltd.                                     53                             1,102
                                                                                             21,973
UTILITIES - 1.2%
Electric - 1.2%
     Emerson Electric Co.                                     23                             1,944
     Fortum Oyj                                               64                             1,642
                                                                                             3,587

     Total Common Stocks (cost $234,002)                                                     283,410

SHORT TERM INVESTMENTS - 20.7%
Money Market Funds - 1.9%
     JNL Money Market Fund, 5.03% (a) (n)                     5,644                          5,644

Securities Lending Collateral - 18.8%
     Mellon GSL Delaware Business Trust Collateral Fund       54,513                         54,513

     Total Short Term Investments (cost $60,157)                                             60,157

Total Investments - 118.2% (cost $294,159)                                                   343,567
Other Assets and Liabilities, Net -  (18.2%)                                                 (52,798)
Total Net Assets - 100%                                                                      $290,769

JNL/Oppenheimer Growth Fund
COMMON STOCKS - 99.6%
BASIC MATERIALS - 2.5%
Chemicals - 2.5%
     Monsanto Co.                                             8                              $687

COMMUNICATIONS - 20.5%
E - Commerce - 1.8%
     eBay Inc. (b)                                            18                             516

Internet - 6.6%
     aQuantive Inc. (b)                                       5                              129
     F5 Networks Inc. (b)                                     4                              234
     Google Inc. - Class A (b)                                2                              834
     Yahoo! Inc. (b)                                          20                             644
                                                                                             1,841
Telecommunications - 10.9%
     Amdocs Ltd. (b)                                          4                              145
     Cisco Systems Inc. (b)                                   57                             1,112
     Corning Inc. (b)                                         36                             869
     Motorola Inc.                                            21                             425
     NeuStar Inc. - Class A (b)                               8                              269
     Sprint Nextel Corp.                                      11                             223
                                                                                             3,043
Wireless Telecommunications - 1.2%
     NII Holdings Inc. - Class B (b)                          1                              44
     Qualcomm Inc.                                            7                              279
                                                                                             323
CONSUMER, CYCLICAL - 19.2%
Apparel - 2.5%
     Nike Inc. - Class B                                      5                              379
     Polo Ralph Lauren Corp.                                  6                              322
                                                                                             701
Automobiles - 1.9%
     Autoliv Inc.                                             5                              270
     Oshkosh Truck Corp.                                      6                              269
                                                                                             539
Beverages - 1.7%
     PepsiCo Inc.                                             8                              472

Home Furnishings - 0.9%
     Harman International Industries Inc.                     3                              254

Media - 1.2%
     Comcast Corp. - Class A (b) (l)                          10                             342

Retail - 11.0%
     Chico's FAS Inc. (b) (l)                                 10                             258
     Kohl's Corp. (b)                                         5                              271
     Lowe's Cos. Inc.                                         7                              441
     Panera Bread Co. - Class A (b)                           2                              141
     Staples Inc.                                             34                             818
     Starbucks Corp. (b)                                      10                             364
     Target Corp.                                             8                              413
     Urban Outfitters Inc. (b)                                8                              146
     Williams-Sonoma Inc.                                     6                              213
                                                                                             3,065
CONSUMER, NON-CYCLICAL - 4.7%
Cosmetics & Personal Care - 3.7%
     Colgate-Palmolive Co.                                    8                              471
     Proctor & Gamble Co.                                     10                             569
                                                                                             1,040
Food - 1.0%
     Whole Foods Market Inc.                                  4                              271

ENERGY - 6.0%
Oil & Gas - 6.0%
     Apache Corp.                                             4                              265
     Halliburton Co.                                          6                              465
     Hess Corp.                                               5                              252
     National Oilwell Varco Inc. (b)                          5                              340
     Transocean Inc. (b)                                      4                              360
                                                                                             1,682
FINANCIALS - 9.5%
Diversified Financial Services - 4.4%
     Chicago Mercantile Exchange Holdings Inc.                1                              295
     Goldman Sachs Group Inc.                                 2                              284
     Legg Mason Inc.                                          4                              426
     TD Ameritrade Holding Corp.                              14                             214
                                                                                             1,219
Insurance - 5.1%
     Aflac Inc.                                               6                              268
     American International Group Inc.                        16                             928
     Marsh & McLennan Cos. Inc.                               8                              216
                                                                                             1,412
HEALTH CARE - 16.2%
Biotechnology - 4.5%
     Celgene Corp. (b)                                        6                              267
     Genentech Inc. (b)                                       5                              431
     Genzyme Corp. (b)                                        7                              413
     PDL BioPharma Inc. (b)                                   8                              145
                                                                                             1,254
Healthcare Providers & Services - 8.8%
     Alcon Inc.                                               5                              509
     CR Bard Inc.                                             4                              277
     Gen-Probe Inc. (b)                                       3                              172
     Medtronic Inc.                                           11                             513
     UnitedHealth Group Inc.                                  7                              313
     Varian Medical Systems Inc. (b)                          14                             679
                                                                                             2,463
Pharmaceuticals - 2.9%
     Gilead Sciences Inc. (b)                                 5                              317
     Novartis AG - ADR                                        9                              499
                                                                                             816
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.7%
     General Dynamics Corp.                                   3                              208

Diversified Machinery - 1.1%
     Rockwell Automation Inc.                                 4                              294

Electronics - 0.8%
     Fisher Scientific International Inc. (b)                 3                              218

Transportation - 0.8%
     UTI Worldwide Inc.                                       9                              233

TECHNOLOGY - 17.6%
Computers - 7.9%
     Apple Computer Inc. (b)                                  14                             778
     Cognizant Technology Solutions Corp. (b)                 5                              369
     EMC Corp. (b)                                            84                             923
     Network Appliance Inc. (b)                               3                              99
                                                                                             2,169
Data Processing - 0.8%
     NAVTEQ Corp. (b)                                         5                              240

Semiconductors - 4.6%
     ASML Holding NV - NYS (b)                                14                             288
     Broadcom Corp. - Class A (b)                             19                             568
     International Rectifier Corp. (b) (l)                    3                              132
     Texas Instruments Inc.                                   10                             310
                                                                                             1,299
Software - 4.3%
     Adobe Systems Inc. (b)                                   8                              234
     Autodesk Inc. (b)                                        8                              278
     Electronic Arts Inc. (b)                                 9                              388
     SAP AG - ADR                                             6                              319
                                                                                             1,219

     Total Common Stocks (cost $26,352)                                                      27,818

SHORT TERM INVESTMENTS - 3.0%
Money Market Funds - 0.5%
     JNL Money Market Fund, 5.03% (a) (n)                     138                            138

Securities Lending Collateral - 2.5%
     Mellon GSL Delaware Business Trust Collateral Fund       709                            709

     Total Short Term Investments (cost $847)                                                847

Total Investments - 102.6% (cost $27,201)                                                    28,665
Other Assets and Liabilities, Net -  (2.6%)                                                  (745)
Total Net Assets - 100%                                                                      $27,920

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
     DG Funding Trust, 7.75% (e)                              -                              $2,096

     Total Preferred Stocks (cost $2,097)                                                    2,096

OPTIONS - 0.1%
     Eurodollar Future Put Option, Expiration
     September 2006, Strike Price $92.50 EUR                  -                              1
     Eurodollar Future Put Option, Expiration
     September 2006, Strike Price $92.75 EUR                  -                              1
     Eurodollar Future Put Option, Expiration
     September 2006, Strike Price $94.00 EUR                  -                              2
     Eurodollar Future Put Option, Expiration
     December 2006, Strike Price $92.00 EUR                   -                              3
     Eurodollar Future Put Option, Expiration
     December 2006, Strike Price $92.25 EUR                   -                              1
     Eurodollar Future Put Option, Expiration
     December 2006, Strike Price $92.50 EUR                   -                              1
     Eurodollar Future Put Option, Expiration
     March 2007, Strike Price $92.00 EUR                      -                              1
     Eurodollar Future Put Option, Expiration
     March 2007, Strike Price $92.25 EUR                      -                              1
     Eurodollar Future Put Option, Expiration
     June 2007, Strike Price $91.00 EUR                       -                              2
     Eurodollar Future Put Option, Expiration
     June 2007, Strike Price $91.25 EUR                       1                              5
     Eurodollar Future Put Option, Expiration
     September 2007, Strike Price $90.50 EUR                  -                              1
     Call Swaption, 3 month Libor versus 5.13% fixed
     Expiration October 2006                                  -                              2
     Call Swaption, 3 month Libor versus 4.80% fixed
     Expiration December 2006                                 -                              2
     Call Swaption, 3 month Libor versus 5.17% fixed
     Expiration February 2007                                 -                              19
     Call Swaption, 3 month Libor versus 5.00% fixed
     Expiration March 2007                                    -                              26
     Call Swaption, 3 month Libor versus 5.08% fixed
     Expiration April 2007                                    -                              13
     Call Swaption, 3 month Libor versus 5.20% fixed
     Expiration May 2007                                      -                              69
     Call Swaption, 3 month Libor versus 5.20% fixed
     Expiration May 2007                                      -                              77
     Call Swaption, 3 month Libor versus 5.25% fixed
     Expiration June 2007                                     -                              98
     Call Swaption, 3 month Libor versus 5.50% fixed
     Expiration June 2007                                     -                              144

     Total Options (cost $1,140)                                                             469

ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 5.5%
ASSET BACKED SECURITIES - 1.5%
Manufactured Housing Asset Backed Securities - 0.0%
     Mid-State Trust, 8.33%, 04/01/30                         $20                            21

Other Asset Backed Securities - 1.5%
     AAA Trust, 5.18%, 11/26/35 (e) (g)                       178                            178
     Banc of America Funding Corp., 4.11%, 05/25/35 (g)       1,014                          977
     Bear Stearns Alt-A Trust, 5.41%, 05/25/35                1,485                          1,469
     Countrywide Home Loan Mortgage Pass Through Trust,
     5.25%, 02/20/36 (g)                                      462                            453
     Equity One ABS Inc., 5.36%, 11/25/32 (g)                 220                            220
     GSAMP Trust, 5.27%, 10/25/33 (g)                         181                            181
     Impac CMB Trust, 5.33%, 04/25/34 (g)                     254                            254
     Indymac Index Mortgage Loan Trust, 5.20%, 01/25/36       2,461                          2,434
     Small Business Administration Participation Certificate
     6.29%, 01/01/21                                          59                             61
     5.13%, 09/01/23                                          85                             82
     5.52%, 06/01/24                                          1,681                          1,655
     Small Business Administration, 7.45%, 08/01/10           15                             15
     Structured Asset Investment Loan Trust,
     5.17%, 07/25/35 (g)                                      1,361                          1,361
     Structured Asset Mortgage Investments Inc.,
     5.41%, 09/19/32 (g)                                      258                            258
     Structured Asset Securities Corp.
     6.07%, 02/25/32 (g)                                      7                              7
     5.37%, 01/25/33 (g)                                      13                             13
     Torrens Trust, 5.34%, 07/15/31 (e) (g)                   49                             49
                                                                                             9,668
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
     Washington Mutual Inc.
     5.29%, 08/25/42 (g)                                      978                            978
     5.37%, 10/25/45 (g)                                      594                            597
                                                                                             1,575
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 3.8%
Commercial and Residential Mortgage Backed Securities - 3.8%
     American Home Mortgage Investment Trust,
     4.39%, 02/25/45 (g)                                      957                            922
     Amortizing Residential Collateral Trust, 5.37%, 07/25/32 (g)                            15  15
     Banc of America Mortgage Securities
     6.50%, 10/25/31                                          300                            301
     6.50%, 09/25/33                                          105                            105
     Bear Stearns Adjustable Rate Mortgage Trust
     5.30%, 11/25/30 (g)                                      14                             14
     5.34%, 02/25/33                                          96                             96
     5.62%, 02/25/33                                          69                             68
     5.07%, 04/25/33                                          273                            270
     4.67%, 01/25/34                                          704                            693
     4.75%, 10/25/35 (g)                                      4,567                          4,480
     Carrington Mortgage Loan Trust, 5.16%, 06/25/35 (g)      91                             91
     Citigroup Mortgage Loan Trust Inc., 4.70%, 12/25/35 (g)  381                            369
     Countrywide Home Loan Mortgage Pass Through Trust
     4.95%, 03/25/32 (e) (g)                                  153                            154
     5.35%, 05/25/34 (g)                                      341                            341
     CS First Boston Mortgage Securities Corp.,
      5.30%, 11/15/19 (e) (g)                                 1,831                          1,832
     Fremont Home Loan Trust, 5.17%, 01/25/36 (g)             815                            815
     GE Capital Commercial Mortgage Corp., 4.23%, 12/10/37    4,267                          4,121
     GSR Mortgage Loan Trust, 4.54%, 09/25/35 (g)             4,673                          4,546
     Indymac ARM Trust, 6.60%, 01/25/32 (g)                   3                              3
     Mellon Residential Funding Corp.
     5.57%, 10/20/29 (g)                                      575                            581
     5.32%, 06/15/30 (g)                                      1,055                          1,058
     Prime Mortgage Trust
     5.48%, 02/25/19 (g)                                      55                             55
     5.48%, 02/25/34 (g)                                      229                            230
     Residential Asset Mortgage Products Inc.,
     5.33%, 02/25/34 (g)                                      338                            338
     Sequoia Mortgage Trust, 5.43%, 10/19/26 (g)              230                            230
     Vendee Mortgage Trust, 6.50%, 09/15/24                   1,158                          1,161
     Washington Mutual MSC Mortgage Pass-Through CTFS,
     6.06%, 02/25/31 (g)                                      54                             54
     Wells Fargo Mortgage Backed Securities Trust,
     4.95%, 03/25/36                                          1,827                          1,785
                                                                                             24,728
     Total Asset Backed and Non-U.S. Government
     Mortgage-Backed Securities (cost $36,404)                                               35,992

CORPORATE BONDS AND NOTES - 7.3%
COMMUNICATIONS - 0.7%
Telecommunications - 0.7%
     AT&T Inc., 4.21%, 06/05/07 (e)                           1,900                          1,873
     Qwest Corp., 7.63%, 06/15/15                             900                            889
     Sprint Capital Corp., 6.00%, 01/15/07                    100                            100
     Telecom Italia Capital SA, 5.71%, 06/19/09 (g)           1,800                          1,801
                                                                                             4,663
CONSUMER, CYCLICAL - 0.0%
Media - 0.0%
     Viacom Inc., 5.75%, 04/30/11 (e)                         200                            196

ENERGY - 0.6%
Oil & Gas - 0.1%
     Pemex Project Funding Master Trust, 5.75%, 12/15/15 (e)  500                            460
     Ras Laffan LNG III, 5.84%, 09/30/27 (e)                  500                            466
                                                                                             926
Pipelines - 0.5%
     El Paso Corp.
     8.05%, 10/15/30                                          1,000                          1,002
     7.80%, 08/01/31                                          1,500                          1,457
                                                                                             2,459
FINANCIALS - 6.0%
Banks - 3.2%
     Bank of America Corp., 5.41%, 06/19/09 (g)               6,400                          6,397
     Banque Centrale de Tunisie, 7.50%, 08/06/09 (e)          300                            419
     Barclays Bank Plc, 5.04%, 01/29/07 (g)                   5,900                          5,900
     BNP Paribas, 5.19%, 06/29/15 (e) (l)                     1,500                          1,360
     China Development Bank, 5.00%, 10/15/15                  200                            187
     HBOS Plc, 5.92%, 10/01/15 (e)                            200                            184
     Resona Bank Ltd., 5.85%, 04/15/16 (e)                    300                            279
     Royal Bank of Scotland Plc, 5.12%, 07/21/08 (e) (g)      1,300                          1,300
     Sumitomo Mitsui Banking Corp., 5.63%, 10/15/15 (e) (l)   1,500                          1,399
     USB Capital IX, 6.19%, 04/15/11                          200                            196
     Wachovia Bank NA
     5.48%, 06/27/08 (g)                                      1,400                          1,400
     5.49%, 03/23/09 (g)                                      1,600                          1,599
                                                                                             20,619
Diversified Financial Services - 2.8%
     American General Finance Corp., 4.98%, 03/23/07 (g)      300                            300
     Atlantic & Western Re Ltd., 10.99%, 01/09/07 (e) (g)     250                            246
     CIT Group Holdings Inc., 5.28%, 01/30/09 (g)             1,400                          1,403
     Citigroup Global Markets Holdings Inc., 4.89%,
     03/07/08 (g)                                             1,700                          1,700
     Citigroup Inc.
     5.00%, 12/26/08 (g)                                      1,100                          1,101
     5.17%, 01/30/09 (g)                                      3,600                          3,599
     Ford Motor Credit Co., 7.88%, 06/15/10                   4,100                          3,782
     General Electric Capital Corp., 5.22%, 01/08/16 (g)      200                            200
     General Motors Acceptance Corp., 6.04%, 03/20/07 (g)     300                            298
     Goldman Sachs Group Inc., 5.25%, 11/10/08 (g)            1,600                          1,601
     HSBC Finance Corp., 5.04%, 09/15/08 (g)                  600                            601
     Morgan Stanley, 5.28%, 02/09/09 (g)                      2,900                          2,903
     Petroleum Export Ltd., 5.27%, 06/15/11 (e)               191                            185
     Washington Mutual Inc., 5.12%, 10/25/32 (g)              88                             87
                                                                                             18,006
Insurance - 0.0%
     American International Group Inc., 5.05%, 10/01/15 (e)   200                            187

INDUSTRIALS - 0.0%
Electronics - 0.0%
     Parker Hannifin Employee Stock Ownership Trust,
     6.34%, 07/15/08 (e)                                      69                             69

     Total Corporate Bonds and Notes (cost $46,505)                                          47,126

GOVERNMENT AND AGENCY OBLIGATIONS - 70.3%
GOVERNMENT SECURITIES - 18.7%
Municipals - 0.8%
     New York City Municipal Water Finance Authority,
      5.00%, 06/15/31                                         1,200                          1,223
     State of Texas, 4.75%, 04/01/35                          600                            585
      Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23   295                            290
     Tobacco Settlement Financing Corp. NJ
     6.13%, 06/01/24                                          500                            535
     6.75%, 06/01/39                                          2,400                          2,666
                                                                                             5,299
Sovereign - 17.1%
     Belgium Treasury Bill
     2.06%, 07/13/06 (k)                                      8,000                          10,222
     2.85%, 09/14/06 (k)                                      3,350                          4,260
     Brazilian Government International Bond
     10.50%, 07/14/14                                         400                            482
     8.00%, 01/15/18                                          500                            528
     8.88%, 10/14/19                                          100                            111
     Export-Import Bank of China, 4.88%, 07/21/15 (e)         200                            185
     France Treasury Bill
     2.59%, 07/13/06 (k)                                      800                            1,022
     2.50%, 07/20/06 (k)                                      14,740                         18,825
     2.77%, 07/27/06 (k)                                      16,400                         20,935
     2.71%, 08/24/06 (k)                                      1,600                          2,038
     2.84%, 10/12/06 (k)                                      1,350                          1,712
     2.96%, 12/21/06 (k)                                      7,740                          9,758
     German Treasury Bill
     2.55%, 07/12/06 (k)                                      12,090                         15,451
     2.70%, 08/16/06 (k)                                      5,780                          7,368
     4.50%, 08/18/06                                          4,400                          5,638
     2.77%, 09/13/06 (k)                                      770                            979
     3.03%, 12/13/06 (k)                                      4,200                          5,299
     Mexico Government International Bond Value Recovery
     Right, 06/30/07                                          4,850                          129
     Mexico Government International Bond, 8.38%, 01/14/11    100                            109
     Netherlands Government Bond, 3.00%, 07/15/06             300                            384
     Panama Government International Bond
     9.38%, 07/23/12                                          200                            223
     8.88%, 09/30/27                                          200                            227
     6.70%, 01/26/36                                          261                            239
     South Africa Government International Bond,
     9.13%, 05/19/09                                          100                            107
     Spanish Treasury Bill, 3.00%, 12/22/06 (k)               4,000                          5,044
                                                                                             111,275
Treasury Inflation Index Securities - 0.8%
     U.S. Treasury Inflation Index Note
     3.38%, 01/15/07 (m)                                      100                            127
     2.00%, 01/15/26 (l)                                      1,900                          1,766
     2.38%, 01/15/25 (l)                                      1,800                          1,873
     3.63%, 04/15/28 (l)                                      800                            1,183
                                                                                             4,949
U.S. Treasury Securities - 0.0%
     Residual Funding - Strip, 2.34%, 10/15/20 (k) (l)        400                            184

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 51.6%
Federal Home Loan Mortgage Corp. - 3.9%
     Federal Home Loan Mortgage Corp.
     4.87%, 07/03/06 (f)                                      17,800                         17,796
     6.00%, 03/01/16                                          111                            111
     6.00%, 08/01/16                                          42                             42
     5.00%, 11/01/18                                          672                            648
     7.00%, 05/15/23                                          617                            634
     6.10%, 07/01/27 (g)                                      3                              3
     5.65%, 11/15/30 (g)                                      10                             10
     7.50%, 03/01/32                                          192                            191
     6.00%, 10/01/32                                          299                            294
     6.00%, 03/01/33                                          378                            373
     6.00%, 08/01/33                                          156                            154
     4.50%, 03/15/34                                          6,859                          5,037
     5.09%, 02/25/45 (g)                                      291                            289
                                                                                             25,582
Federal National Mortgage Association - 47.6%
     Federal National Mortgage Association
     4.50%, TBA (c)                                           1,000                          945
     5.00%, TBA (c)                                           70,500                         65,909
     5.50%, TBA (c)                                           20,900                         20,071
     6.00%, TBA (c)                                           5,000                          4,920
     5.05%, 07/05/06                                          17,800                         17,790
     4.81%, 09/22/06 (g)                                      1700                           1,700
     5.50%, 11/01/13                                          12                             12
     5.50%, 03/01/16                                          139                            136
     6.00%, 04/01/16                                          206                            206
     6.00%, 05/01/16                                          84                             84
     6.00%, 08/01/16                                          39                             39
     6.00%, 09/01/16                                          26                             26
     6.00%, 11/01/16                                          130                            130
     5.50%, 12/01/16                                          351                            346
     5.50%, 01/01/17                                          97                             95
     6.00%, 02/01/17                                          30                             30
     5.50%, 03/01/17                                          107                            105
     6.00%, 03/01/17                                          145                            145
     6.00%, 04/01/17                                          112                            113
     6.00%, 05/01/17                                          28                             28
     5.50%, 10/01/17                                          88                             87
     6.00%, 10/01/17                                          84                             84
     5.50%, 11/01/17                                          62                             61
     5.00%, 05/01/18                                          22                             22
     5.00%, 06/01/18                                          371                            358
     5.00%, 08/01/18                                          1,767                          1,705
     5.00%, 09/01/18                                          938                            906
     5.00%, 10/01/18                                          528                            509
     5.00%, 01/01/19                                          626                            604
     5.00%, 02/01/19                                          238                            230
     5.00%, 04/01/19                                          486                            469
     5.00%, 06/01/19                                          1,481                          1,429
     5.00%, 10/01/19                                          1913                           1,845
     5.00%, 12/01/19                                          2,023                          1,951
     5.00%, 07/01/20                                          426                            410
     5.00%, 10/01/20                                          23                             22
     5.50%, 11/01/32                                          2562                           2,472
     5.50%, 01/01/33                                          708                            683
     6.00%, 03/01/33                                          60                             60
     5.00%, 04/25/33                                          1,072                          1,023
     5.50%, 06/01/33                                          1,568                          1,512
     5.50%, 07/01/33                                          18                             17
     5.50%, 08/01/33                                          648                            625
     5.50%, 10/01/33                                          26                             25
     5.50%, 11/01/33                                          1029                           993
     5.50%, 12/01/33                                          789                            761
     5.50%, 01/01/34                                          102                            98
     5.50%, 02/01/34                                          1577                           1,520
     5.50%, 03/01/34                                          3343                           3,225
     5.50%, 04/01/34                                          6826                           6,585
     5.50%, 05/01/34                                          1,431                          1,381
     5.50%, 06/01/34                                          2845                           2,741
     5.50%, 07/01/34                                          1082                           1,042
     5.50%, 09/01/34                                          3,113                          2,998
     5.50%, 10/01/34                                          820                            790
     5.50%, 11/01/34                                          1,439                          1,386
     5.50%, 12/01/34                                          9,195                          8,856
     4.89%, 01/01/35 (g)                                      3126                           3,080
     5.50%, 01/01/35                                          8569                           8,253
     5.50%, 02/01/35                                          59985                          57,749
     5.50%, 03/01/35                                          18597                          17,882
     5.50%, 04/01/35                                          7,381                          7,094
     5.50%, 05/01/35                                          2577                           2,479
     4.68%, 05/25/35 (g)                                      300                            290
     5.50%, 06/01/35                                          2965                           2,849
     5.50%, 07/01/35                                          9573                           9,202
     5.00%, 08/01/35                                          742                            694
     5.50%, 08/01/35                                          8425                           8,099
     5.00%, 09/01/35                                          4,081                          3,817
     5.50%, 09/01/35                                          16487                          15,845
     5.00%, 10/01/35                                          370                            346
     5.50%, 10/01/35                                          5393                           5,183
     5.50%, 11/01/35                                          2331                           2,240
     5.22%, 11/28/35 (g)                                      53                             53
     5.29%, 09/01/40 (g)                                      58                             59
     6.50%, 12/25/42                                          146                            147
     5.41%, 03/25/44 (g)                                      1403                           1,405
                                                                                             309,081
Government National Mortgage Association - 0.1%
     Government National Mortgage Association
     4.38%, 05/20/26 (g)                                      153                            153
     5.38%, 02/20/27 (g)                                      14                             14
     4.38%, 04/20/30 (g)                                      33                             33
     4.38%, 05/20/30 (g) (l)                                  26                             26
     4.75%, 02/20/32 (g)                                      293                            291
     5.00%, 02/20/32 (g)                                      183                            182
                                                                                             699

     Total Government and Agency Obligations (cost $464,611)                                 457,069

SHORT TERM INVESTMENTS - 33.7%
Commercial Paper - 25.8%
     Barclays Bank Plc, 4.96%, 07/18/06 (f)                   12,100                         12,071
     BNP Paribas, 4.93%, 07/13/06 (f)                         15,100                         15,074
     Danske Corp
     4.96%, 07/20/06 (f)                                      15,500                         15,458
     5.28%, 07/17/06                                          900                            898
     4.98%, 07/26/06                                          2,200                          2,192
     5.08%, 08/24/06                                          900                            893
     Dexia Delaware
     5.28%, 07/05/06                                          1,700                          1,699
     5.28%, 07/06/06 (f)                                      17,600                         17,587
     General Electric Capital Corp., 5.04%, 07/24/06          1,700                          1,694
     HBOS Treasury Services Plc, 5.05%, 07/28/06 (f)          16,700                         16,636
     Rabobank USA Finance, 5.25%, 07/03/06 (f)                17,800                         17,795
     Skandi Ensk Bank, 5.02%, 07/20/06                        8,600                          8,577
     Societe Generale
     5.27%, 07/03/06                                          100                            100
     5.00%, 07/11/06                                          14,400                         14,378
     5.25%, 08/08/06                                          3,200                          3,182
     5.12%, 08/15/06                                          700                            695
     5.09%, 08/24/06                                          1,200                          1,191
     Total Fin SA, 5.27%, 07/03/06                            17,800                         17,795
     UBS Finance LLC
     5.27%, 07/03/06                                          200                            200
     4.99%, 07/10/06                                          1,100                          1,098
     5.15%, 08/21/06                                          500                            496
     5.08%, 08/22/06                                          8,300                          8,236
     UBS Finance
     5.05%, 07/05/06                                          300                            300
     5.24%, 08/08/06                                          9,200                          9,149
                                                                                             167,394
Money Market Funds - 0.6%
     Dreyfus Cash Management Plus Fund, 5.14% (a)             3,938                          3,938

Repurchase Agreement - 4.1%
     Repurchase Agreement with Credit Suisse USA LLC,
     4.58%, (Collateralized by $12,596 U.S. Treasury
     Note, 4.00%, due 06/15/09, market value
     $12,139) acquired on 06/30/06, due 07/03/06 at
     $11,905                                                  $11,900                        11,900

     Repurchase Agreement with Lehman Brothers Holdings Inc.,
     4.60%, (Collateralized by $15,455 U.S. Treasury
     Note, 3.25%, due 08/15/07, market value
     $15,122) acquired on 06/30/06, due 07/03/06
     at $15,006                                               15,000                         15,000
                                                                                             26,900
Securities Lending Collateral - 1.2%
     Mellon GSL Delaware Business Trust Collateral Fund       7,982                          7,982

U.S. Treasury Securities - 2.0%
     U.S. Treasury Bill
     4.71%, 08/31/06 (m)                                      $1,130                         1,121
     4.79%, 09/14/06 (m)                                      12,085                         11,969
                                                                                             13,090

     Total Short Term Investments (cost $219,314)                                            219,304

Total Investments - 117.2% (cost $770,071)                                                   762,056
Other Assets and Liabilities, Net -  (17.2%)                                                 (112,079)
Total Net Assets - 100%                                                                      $649,977

JNL/Putnam Equity Fund
COMMON STOCKS - 99.6%
BASIC MATERIALS - 1.3%
Chemicals - 0.7%
     Sherwin-Williams Co.                                     21                             $997

Iron & Steel - 0.6%
     United States Steel Corp.                                12                             869

COMMUNICATIONS - 8.6%
Advertising - 0.5%
     RH Donnelley Corp.                                       13                             725

E - Commerce - 1.4%
     eBay Inc. (b)                                            71                             2,077

Internet - 3.1%
     Google Inc. - Class A (b)                                5                              2,096
     McAfee Inc. (b)                                          14                             347
     Verisign Inc. (b) (l)                                    17                             399
     Yahoo! Inc. (b)                                          50                             1,657
                                                                                             4,499
Telecommunications - 2.4%
     Cisco Systems Inc. (b)                                   104                            2,031
     Sprint Nextel Corp.                                      72                             1,429
                                                                                             3,460
Wireless Telecommunications - 1.2%
     Qualcomm Inc.                                            42                             1,691

CONSUMER, CYCLICAL - 16.4%
Airlines - 2.1%
     AMR Corp. (b)                                            31                             780
     Jetblue Airways Corp. (b) (l)                            120                            1,462
     Southwest Airlines Co.                                   55                             899
                                                                                             3,141
Home Builders - 1.6%
     DR Horton Inc.                                           17                             395
     Lennar Corp. (l)                                         13                             555
     NVR Inc. (b) (l)                                         3                              1,318
                                                                                             2,268
Home Furnishings - 0.7%
     Whirlpool Corp. (l)                                      12                             1,000

Leisure Time - 1.9%
     Harley-Davidson Inc. (l)                                 39                             2,151
     Royal Caribbean Cruises Ltd.                             14                             551
                                                                                             2,702
Lodging - 1.2%
     Las Vegas Sands Corp. (b) (l)                            22                             1,690

Media - 1.6%
     John Wiley & Sons Inc.                                   18                             601
     McGraw-Hill Cos. Inc.                                    20                             1,010
     XM Satellite Radio Holdings Inc. - Class A (b) (l)       47                             684
                                                                                             2,295
Retail - 7.3%
     Abercrombie & Fitch Co. - Class A                        9                              471
     Barnes & Noble Inc.                                      22                             807
     Bed Bath & Beyond Inc. (b)                               51                             1,695
     Best Buy Co. Inc.                                        8                              411
     CVS Corp.                                                23                             697
     Home Depot Inc.                                          108                            3,876
     Nordstrom Inc.                                           7                              248
     Red Robin Gourmet Burgers Inc. (b) (l)                   15                             630
     Staples Inc.                                             32                             783
     Yum! Brands Inc.                                         17                             845
                                                                                             10,463
CONSUMER, NON-CYCLICAL - 2.1%
Commercial Services - 1.3%
     Accenture Ltd.                                           28                             804
     Apollo Group Inc. - Class A (b)                          7                              362
     Moody's Corp.                                            12                             670
                                                                                             1,836
Food - 0.8%
     Whole Foods Market Inc.                                  18                             1,176

ENERGY - 7.3%
Oil & Gas - 7.3%
     Apache Corp.                                             17                             1,180
     ConocoPhillips                                           10                             641
     Devon Energy Corp.                                       19                             1,148
     EOG Resources Inc.                                       16                             1,103
     Marathon Oil Corp.                                       13                             1,083
     Occidental Petroleum Corp.                               14                             1,384
     Petro-Canada                                             2                              81
     Petro-Canada                                             14                             655
     Suncor Energy Inc.                                       13                             1,013
     Valero Energy Corp.                                      18                             1,171
     XTO Energy Inc.                                          23                             1,005
                                                                                             10,464


FINANCIALS - 35.7%
Banks - 8.0%
     Bank of America Corp.                                    104                            5,002
     Commerce Bancorp. Inc. (l)                               79                             2,832
     US Bancorp.                                              118                            3,644
                                                                                             11,478
Diversified Financial Services - 20.4%
     American Express Co.                                     10                             510
     Bear Stearns Cos. Inc.                                   18                             2,507
     Capital One Financial Corp.                              64                             5,443
     Chicago Mercantile Exchange Holdings Inc.                1                              648
     Citigroup Inc.                                           102                            4,925
     Countrywide Financial Corp.                              115                            4,371
     E*Trade Financial Corp. (b)                              14                             317
     Franklin Resources Inc.                                  21                             1,780
     Freddie Mac                                              36                             2,035
     Goldman Sachs Group Inc.                                 21                             3,084
     Janus Capital Group Inc.                                 42                             746
     Legg Mason Inc.                                          2                              199
     Morgan Stanley                                           24                             1,492
     Washington Mutual Inc. (l)                               26                             1,185
                                                                                             29,244
Insurance - 6.1%
     ACE Ltd.                                                 44                             2,211
     American International Group Inc.                        54                             3,212
     Cigna Corp.                                              8                              827
     Everest Re Group Ltd.                                    29                             2,511
                                                                                             8,761
Investment Companies - 0.5%
     KKR Private Equity Investors LLP (b)                     32                             690

Real Estate - 0.7%
     CB Richard Ellis Group Inc. - Class A (b)                39                             961

HEALTH CARE - 10.9%
Biotechnology - 0.2%
     Biogen Idec Inc. (b)                                     7                              338

Healthcare Providers & Services - 8.7%
     Aetna Inc.                                               50                             1,998
     Boston Scientific Corp. (b)                              79                             1,332
     Community Health Systems Inc. (b)                        20                             750
     Coventry Health Care Inc. (b)                            7                              368
     HCA Inc. (l)                                             42                             1,795
     Health Management Associates Inc.                        35                             688
     Lincare Holdings Inc. (b)                                15                             549
     Medtronic Inc. (l)                                       24                             1,126
     St Jude Medical Inc. (b)                                 29                             940
     UnitedHealth Group Inc.                                  59                             2,651
     WellPoint Inc. (b)                                       3                              218
                                                                                             12,413
Pharmaceuticals - 2.0%
     Cardinal Health Inc.                                     12                             752
     Express Scripts Inc. (b)                                 20                             1,428
     Teva Pharmaceutical Industries Ltd. - ADR                22                             686
                                                                                             2,866
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
     L-3 Communicaitons Holdings Inc.                         5                              362

Diversified Machinery - 1.3%
     Cummins Inc.                                             6                              758
     Deere & Co.                                              13                             1,094
                                                                                             1,852
Machinery - 1.4%
     Caterpillar Inc.                                         27                             2,004

Manufacturing - 0.7%
     Danaher Corp. (l)                                        15                             933

TECHNOLOGY - 13.3%
Computers - 6.3%
     Apple Computer Inc. (b)                                  44                             2,536
     Dell Inc. (b)                                            164                            4,013
     EMC Corp. (b)                                            45                             490
     Hewlett-Packard Co.                                      65                             2,050
                                                                                             9,089
Data Processing - 1.1%
     Fair Isaac Corp.                                         20                             726
     Global Payments Inc.                                     17                             801
                                                                                             1,527
Semiconductors - 0.5%
     Applied Materials Inc.                                   43                             692

Software - 5.4%
     Adobe Systems Inc. (b)                                   50                             1,521
     Autodesk Inc. (b)                                        35                             1,213
     Automatic Data Processing Inc.                           10                             444
     Microsoft Corp.                                          145                            3,381
     Oracle Corp. (b)                                         77                             1,122
                                                                                             7,681
UTILITIES - 0.4%
Electric - 0.4%
     AES Corp. (b)                                            30                             555

     Total Common Stocks (cost $138,046)                                                     142,799

SHORT TERM INVESTMENTS - 10.6%
Securities Lending Collateral - 10.6%
     Mellon GSL Delaware Business Trust Collateral Fund       15,123                         15,123

     Total Short Term Investments (cost $15,123)                                             15,123

Total Investments - 110.2% (cost $153,169)                                                   157,922
Other Assets and Liabilities, Net -  (10.2%)                                                 (14,618)
Total Net Assets - 100%                                                                      $143,304

JNL/Putnam Midcap Growth Fund
COMMON STOCKS - 98.8%
BASIC MATERIALS - 2.6%
Iron & Steel - 1.4%
     IPSCO Inc.                                               2                              $191
     Reliance Steel & Aluminum Co.                            4                              357
                                                                                             548
Mining - 1.2%
     Freeport-McMoRan Copper & Gold Inc. (l)                  8                              460

COMMUNICATIONS - 4.1%
Internet - 3.3%
     F5 Networks Inc. (b) (l)                                 5                              277
     McAfee Inc. (b)                                          20                             497
     Websense Inc. (b)                                        24                             487
                                                                                             1,261
Telecommunications - 0.8%
     Harris Corp.                                             7                              295

CONSUMER, CYCLICAL - 22.5%
Airlines - 1.0%
     Southwest Airlines Co.                                   24                             388

Apparel - 3.1%
     Coach Inc. (b)                                           15                             442
     Guess ? Inc. (b)                                         11                             459
     Phillips-Van Heusen Corp.                                6                              218
     Skechers U.S.A. Inc. - Class A (b)                       4                              104
                                                                                             1,223
Automobiles - 0.7%
     Oshkosh Truck Corp.                                      6                              271

Beverages - 0.9%
     Hansen Natural Corp. (b)                                 2                              324

Distribution & Wholesale - 2.1%
     Building Material Holding Corp. (l)                      13                             348
     WESCO International Inc. (b)                             6                              435
                                                                                             783
Entertainment - 2.3%
     DreamWorks Animation SKG Inc. (b)                        10                             236
     GTECH Holdings Corp.                                     7                              257
     International Game Technology                            10                             387
                                                                                             880
Home Builders - 1.3%
     NVR Inc. (b) (l)                                         1                              313
     Thor Industries Inc.                                     4                              194
                                                                                             507
Home Furnishings - 0.9%
     Harman International Industries Inc.                     4                              341

Lodging - 1.4%
     Choice Hotels International Inc.                         9                              515

Media - 0.3%
     XM Satellite Radio Holdings Inc. - Class A (b) (l)       9                              129

Retail - 8.3%
     American Eagle Outfitters Inc. (l)                       18                             617
     AnnTaylor Stores Corp. (b)                               6                              252
     Barnes & Noble Inc.                                      5                              193
     Claire's Stores Inc.                                     18                             449
     Darden Restaurants Inc.                                  16                             630
     MSC Industrial Direct Co. - Class A                      9                              404
     Staples Inc.                                             24                             592
                                                                                             3,137
Toys & Hobbies - 0.2%
     Marvel Entertainment Inc. (b)                            3                              62

CONSUMER, NON-CYCLICAL - 12.5%
Commercial Services - 9.1%
     Alliance Data Systems Corp. (b)                          6                              370
     Apollo Group Inc. - Class A (b)                          10                             506
     Corporate Executive Board Co.                            7                              687
     Equifax Inc.                                             13                             436
     Labor Ready Inc. (b)                                     10                             222
     McKesson Corp.                                           7                              326
     Monster Worldwide Inc. (b)                               7                              303
     Moody's Corp.                                            9                              468
     Paychex Inc.                                             5                              179
                                                                                             3,499
Food - 0.5%
     Campbell Soup Co.                                        6                              204

Household Products - 1.0%
     Newell Rubbermaid Inc.                                   6                              163
     Toro Co.                                                 4                              191
                                                                                             354
Tobacco - 1.9%
     UST Inc. (l)                                             15                             687

ENERGY - 7.2%
Oil & Gas - 7.2%
     BJ Services Co.                                          14                             524
     EOG Resources Inc.                                       9                              645
     Frontier Oil Corp.                                       15                             486
     Grey Wolf Inc. (b) (l)                                   60                             464
     Helmerich & Payne Inc.                                   3                              175
     Rowan Cos. Inc.                                          12                             431
                                                                                             2,725
FINANCIALS - 7.0%
Banks - 1.2%
     Unibanco - Uniao de Bancos Brasileiros SA - ADR          7                              445

Diversified Financial Services - 3.9%
     Accredited Home Lenders Holding Co. (b)                  5                              254
     Bear Stearns Cos. Inc.                                   5                              756
     Legg Mason Inc.                                          2                              216
     Nelnet Inc. - Class A (b)                                7                              271
                                                                                             1,497
Insurance - 1.2%
     WR Berkley Corp.                                         13                             449

Real Estate - 0.7%
     CB Richard Ellis Group Inc. - Class A (b)                11                             284

HEALTH CARE - 15.4%
Biotechnology - 1.2%
     Genzyme Corp. (b)                                        7                              433

Healthcare Providers & Services - 10.0%
     Coventry Health Care Inc. (b)                            4                              226
     CR Bard Inc.                                             9                              674
     Dade Behring Holdings Inc.                               4                              158
     Hologic Inc. (b)                                         7                              350
     Humana Inc. (b)                                          8                              424
     Kinetic Concepts Inc. (b)                                11                             499
     Pediatrix Medical Group Inc. (b)                         6                              263
     Respironics Inc. (b)                                     8                              260
     Sierra Health Services Inc. (b)                          16                             707
     Varian Medical Systems Inc. (b)                          5                              232
                                                                                             3,793
Pharmaceuticals - 4.2%
     Allergan Inc.                                            2                              183
     Barr Laboratories Inc. (b)                               7                              344
     Endo Pharmaceuticals Holdings Inc. (b)                   14                             458
     Express Scripts Inc. (b)                                 3                              215
     Hospira Inc. (b)                                         4                              172
     Medics Pharmaceutical Corp. (l)                          10                             242
                                                                                             1,614
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.9%
     L-3 Communicaitons Holdings Inc.                         10                             716

Building Materials - 1.0%
     Eagle Materials Inc.                                     8                              366

Diversified Machinery - 3.8%
     Cummins Inc. (l)                                         4                              439
     Graco Inc.                                               12                             529
     IDEX Corp. (l)                                           7                              321
     Wabtec Corp.                                             4                              165
                                                                                             1,454
Machinery - 1.8%
     JLG Industries Inc.                                      18                             396
     Terex Corp. (b)                                          3                              306
                                                                                             702
Manufacturing - 2.2%
     Actuant Corp. - Class A                                  7                              355
     Dover Corp.                                              1                              59
     Freightcar America Inc.                                  1                              56
     Parker Hannifin Corp.                                    2                              155
     Roper Industries Inc.                                    5                              210
                                                                                             835
Metal Fabrication & Hardware - 0.7%
     Precision Castparts Corp.                                5                              272

Transportation - 1.7%
     CH Robinson Worldwide Inc.                               11                             597
     Overseas Shipholding Group Inc.                          1                              47
                                                                                             644
TECHNOLOGY - 14.4%
Computers - 3.8%
     EMC Corp. (b)                                            29                             321
     Lexmark International Inc. (b)                           7                              408
     Network Appliance Inc. (b)                               20                             699
                                                                                             1,428
Data Processing - 2.0%
     Fair Isaac Corp.                                         13                             472
     Global Payments Inc.                                     6                              282
                                                                                             754
Semiconductors - 5.9%
     Altera Corp. (b)                                         15                             257
     Broadcom Corp. - Class A (b)                             6                              171
      Emulex Corp. (b)                                        11                             180
     Freescale Semiconductor Inc. - Class B (b)               7                              209
     Lam Research Corp. (b) (l)                               16                             723
     National Semiconductor Corp.                             7                              167
     Nvidia Corp. (b)                                         21                             451
     Silicon Laboratories Inc. (b)                            2                              84
                                                                                             2,242
Software - 2.7%
     Autodesk Inc. (b)                                        11                             390
     BMC Software Inc. (b)                                    11                             265
     Citrix Systems Inc. (b)                                  6                              245
     Mercury Interactive Corp. (b) (l)                        4                              143
                                                                                             1,043

     Total Common Stocks (cost $36,218)                                                      37,565

INVESTMENT FUNDS - 0.5%
FUNDS - 0.5%
Mutual Funds and Trusts - 0.5%
     iShares Russell 2000 Index Fund (l)                      1                              64
     Midcap SPDR Trust Series 1 (l)                           -                              42
     Nasdaq-100 Index Tracking Stock (l)                      1                              27
     SPDR Trust Series 1 (l)                                  -                              52

     Total Investment Funds (cost $178)                                                      185

SHORT TERM INVESTMENTS - 10.8%
Repurchase Agreement - 0.5%
     Repurchase Agreement with Bank of America Securities,
     5.17%, (Collateralized by $200 Federal National Mortgage
     Corporation, 5.25%, due 10/30/07, market value $201)
     acquired on 06/30/06, due 07/03/06 at $194               $194                           194

Securities Lending Collateral - 10.3%
     Mellon GSL Delaware Business Trust Collateral Fund       3,922                          3,922

     Total Short Term Investments (cost $4,116)                                              4,116

Total Investments - 110.1% (cost $40,512)                                                    41,866
Other Assets and Liabilities, Net -  (10.1%)                                                 (3,841)
Total Net Assets - 100%                                                                      $38,025

JNL/Putnam Value Equity Fund
COMMON STOCKS - 99.5%
BASIC MATERIALS - 3.4%
Chemicals - 1.0%
     Rohm & Haas Co.                                          34                             $1,699

Iron & Steel - 0.7%
     Reliance Steel & Aluminum Co.                            14                             1,136

Mining - 1.7%
     Freeport-McMoRan Copper & Gold Inc. (l)                  35                             1,917
     Vulcan Materials Co. (l)                                 13                             1,022
                                                                                             2,939
COMMUNICATIONS - 5.7%
Internet - 1.5%
     McAfee Inc. (b)                                          83                             2,010
     Verisign Inc. (b) (l)                                    22                             512
                                                                                             2,522
Telecommunications - 4.2%
     Cisco Systems Inc. (b)                                   171                            3,340
     Sprint Nextel Corp.                                      190                            3,803
                                                                                             7,143
CONSUMER, CYCLICAL - 4.1%
Airlines - 1.0%
     AMR Corp. (b)                                            30                             755
     Southwest Airlines Co.                                   54                             887
                                                                                             1,642
Home Furnishings - 1.0%
     Whirlpool Corp. (l)                                      20                             1,661

Retail - 2.1%
     McDonald's Corp.                                         60                             2,003
     OfficeMax Inc.                                           36                             1,483
                                                                                             3,486
CONSUMER, NON-CYCLICAL - 9.9%
Commercial Services - 3.3%
     Accenture Ltd.                                           94                             2,671
     Cendant Corp.                                            167                            2,727
                                                                                             5,398
Food - 2.7%
     General Mills Inc.                                       35                             1,793
     Kroger Co.                                               49                             1,065
     Supervalu Inc.                                           53                             1,639
                                                                                             4,497
Household Products - 0.4%
     Newell Rubbermaid Inc.                                   28                             723

Tobacco - 3.5%
     Altria Group Inc.                                        39                             2,879
     Loews Corp. - Carolina Group                             60                             3,082
                                                                                             5,961
ENERGY - 12.0%
Coal - 0.5%
     Peabody Energy Corp.                                     15                             835

Oil & Gas - 11.5%
     Cameron International Corp. (b)                          40                             1,930
     Devon Energy Corp.                                       44                             2,634
     EOG Resources Inc.                                       6                              437
     Hess Corp.                                               64                             3,404
     Marathon Oil Corp.                                       50                             4,198
     Occidental Petroleum Corp.                               36                             3,692
     Suncor Energy Inc.                                       6                              446
     Valero Energy Corp.                                      40                             2,634
                                                                                             19,374
FINANCIALS - 33.3%
Banks - 6.8%
     Bank of America Corp.                                    143                            6,888
     PNC Financial Services Group Inc.                        26                             1,824
     US Bancorp.                                              87                             2,687
                                                                                             11,399
Diversified Financial Services - 12.3%
     Capital One Financial Corp. (l)                          20                             1,701
     Citigroup Inc.                                           172                            8,307
     Countrywide Financial Corp.                              81                             3,073
     Goldman Sachs Group Inc.                                 13                             1,910
     JPMorgan Chase & Co.                                     134                            5,645
                                                                                             20,636
Insurance - 13.0%
     ACE Ltd.                                                 41                             2,073
     Berkshire Hathaway Inc. - Class B (b)                    1                              2,100
     Chubb Corp.                                              65                             3,228
     Cigna Corp.                                              29                             2,808
     Everest Re Group Ltd. (l)                                21                             1,853
     Genworth Financial Inc. - Class A                        54                             1,882
     Hartford Financial Services Group Inc.                   17                             1,430
     MGIC Investment Corp.                                    15                             988
     PMI Group Inc. (l)                                       43                             1,935
     Prudential Financial Inc.                                46                             3,551
                                                                                             21,848
Investment Companies - 1.2%
     Allied Capital Corp. (l)                                 73                             2,100

HEALTH CARE - 11.4%
Biotechnology - 2.0%
     Amgen Inc. (b)                                           48                             3,131

Healthcare Providers & Services - 3.3%
     Baxter International Inc.                                49                             1,798
     Becton Dickinson & Co.                                   30                             1,828
     Boston Scientific Corp. (b)                              124                            2,093
                                                                                             5,719
Pharmaceuticals - 6.1%
     AmerisourceBergen Corp.                                  25                             1,044
     Cardinal Health Inc.                                     38                             2,412
     Pfizer Inc.                                              295                            6,926
                                                                                             10,382
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.3%
     Lockheed Martin Corp.                                    29                             2,102

Diversified Machinery - 0.6%
     Cummins Inc.                                             8                              1,002

Electronics - 0.9%
     Arrow Electronics Inc. (b)                               48                             1,530

Environmental Control - 0.9%
     Waste Management Inc.                                    44                             1,564

Machinery - 0.7%
     Joy Global Inc.                                          23                             1,203

Manufacturing - 4.9%
     Parker Hannifin Corp.                                    26                             1,986
     Textron Inc.                                             14                             1,327
     Tyco International Ltd.                                  178                            4,890
                                                                                             8,203
Packaging & Containers - 0.8%
     Ball Corp.                                               35                             1,311

Transportation - 1.0%
     Norfolk Southern Corp.                                   13                             692
     United Parcel Service Inc. - Class B                     12                             1,021
                                                                                             1,713
TECHNOLOGY - 7.7%
Computers - 4.0%
     Dell Inc. (b)                                            84                             2,058
     EMC Corp. (b)                                            118                            1,290
     Hewlett-Packard Co.                                      107                            3,390
                                                                                             6,738
Semiconductors - 3.2%
     Intel Corp.                                              285                            5,395

Software - 0.5%
     Autodesk Inc. (b)                                        26                             886

UTILITIES - 0.9%
Electric - 0.9%
     PG&E Corp.                                               38                             1,493

     Total Common Stocks (cost $159,996)                                                     167,372

SHORT TERM INVESTMENTS - 5.8%
Repurchase Agreement - 0.5%
     Repurchase Agreement with Bank of America Securities,
     5.17%, (Collateralized by $915 Federal National Mortgage
     Corporation, 5.25%, due 10/30/07, market value $919)
     acquired on 06/30/06, due 07/03/06 at $898               $898                           898

Securities Lending Collateral - 5.3%
     Mellon GSL Delaware Business Trust Collateral Fund       8,895                          8,895

     Total Short Term Investments (cost $9,793)                                              9,793

Total Investments - 105.3% (cost $169,789)                                                   177,165
Other Assets and Liabilities, Net -  (5.3%)                                                  (9,033)
Total Net Assets - 100%                                                                      $168,132

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT FUNDS - 100.1%
FUNDS - 100.1%
Equity Funds - 94.8%
     JNL/AIM Large Cap Growth Fund (n)                        4,928                          $61,111
     JNL/AIM Real Estate Fund (n)                             1,116                          15,015
     JNL/Alger Growth Fund (n)                                1,866                          31,479
     JNL/Eagle Core Equity Fund (n)                           1,708                          26,235
     JNL/Eagle SmallCap Equity Fund (n)                       1,132                          24,687
     JNL/Franklin Templeton Small Cap Value Fund (n)          2,025                          24,400
     JNL/FMR Mid-Cap Equity Fund (n)                          1,429                          23,948
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 2,027                          24,142
     JNL/JPMorgan International Equity Fund (n)               1,591                          20,990
     JNL/JPMorgan International Value Fund (n)                3,185                          39,274
     JNL/Lazard Emerging Markets Fund (n)                     1,975                          17,263
     JNL/Oppenheimer Global Growth Fund (n)                   2,232                          31,248
     JNL/Putnam Equity Fund (n)                               313                            6,324
     JNL/Select Global Growth Fund (n)                        801                            16,508
     JNL/Select Large Cap Growth Fund (n)                     471                            9,444
     JNL/Select Value Fund (n)                                3,489                          63,255
     JNL/T. Rowe Price Established Growth Fund (n)            3,240                          63,401
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                1,246                          37,358
     JNL/T. Rowe Price Value Fund (n)                         4,366                          64,177
                                                                                             600,259
Fixed Income Funds - 5.3%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           3,363                          33,699

     Total Investment Funds (cost $543,112)                                                  633,958

Total Investments - 100.1% (cost $543,112)                                                   633,958
Other Assets and Liabilities, Net -  (0.1%)                                                  (643)
Total Net Assets - 100%                                                                      $633,315

JNL/S&P Managed Conservative Fund
INVESTMENT FUNDS - 100.1%
FUNDS - 100.1%
Equity Funds - 24.8%
     JNL/AIM Large Cap Growth Fund (n)                        396                            $4,906
     JNL/AIM Real Estate Fund (n)                             242                            3,250
     JNL/Putnam Equity Fund (n)                               88                             1,770
     JNL/Select Value Fund (n)                                288                            5,221
     JNL/T. Rowe Price Established Growth Fund (n)            264                            5,170
     JNL/T. Rowe Price Value Fund (n)                         360                            5,295
                                                                                             25,612
Fixed Income Funds - 75.3%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           2,589                          25,937
     JNL/PIMCO Total Return Bond Fund (n)                     2,239                          25,971
     JNL/Western High Yield Bond Fund (n)                     634                            5,165
     JNL/Western Strategic Bond Fund (n)                      1,418                          15,594
     JNL/Western U.S. Government & Quality Bond Fund (n)      479                            5,210
                                                                                             77,877

     Total Investment Funds (cost $103,717)                                                  103,489

Total Investments - 100.1% (cost $103,717)                                                   103,489
Other Assets and Liabilities, Net -  (0.1%)                                                  (63)
Total Net Assets - 100%                                                                      $103,426


JNL/S&P Managed Growth Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 84.4%
     JNL/AIM Large Cap Growth Fund (n)                        7,935                          $98,390
     JNL/AIM Real Estate Fund (n)                             1,950                          26,222
     JNL/Alger Growth Fund (n)                                2,186                          36,873
     JNL/Eagle Core Equity Fund (n)                           2,094                          32,168
     JNL/Eagle SmallCap Equity Fund (n)                       1,474                          32,136
     JNL/Franklin Templeton Small Cap Value Fund (n)          2,284                          27,525
     JNL/FMR Mid-Cap Equity Fund (n)                          1,865                          31,264
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 2,815                          33,524
     JNL/JPMorgan International Equity Fund (n)               2,838                          37,434
     JNL/JPMorgan International Value Fund (n)                4,461                          55,001
     JNL/Lazard Emerging Markets Fund (n)                     2,260                          19,757
     JNL/Oppenheimer Global Growth Fund (n)                   3,881                          54,330
     JNL/Putnam Equity Fund (n)                               507                            10,252
     JNL/Select Global Growth Fund (n)                        1,058                          21,821
     JNL/Select Large Cap Growth Fund (n)                     931                            18,683
     JNL/Select Value Fund (n)                                5,806                          105,268
     JNL/T. Rowe Price Established Growth Fund (n)            5,586                          109,323
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                2,148                          64,402
     JNL/T. Rowe Price Value Fund (n)                         7,476                          109,897
                                                                                             924,270
Fixed Income Funds - 15.6%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           5,777                          57,887
     JNL/PIMCO Total Return Bond Fund (n)                     4,884                          56,655
     JNL/Western Strategic Bond Fund (n)                      5,162                          56,786
                                                                                             171,328

     Total Investment Funds (cost $973,522)                                                  1,095,598

Total Investments - 100.0% (cost $973,522)                                                   1,095,598
Other Assets and Liabilities, Net - 0.0%                                                     (444)
Total Net Assets - 100%                                                                      $1,095,154

JNL/S&P Managed Moderate Fund
INVESTMENT FUNDS - 99.8%
FUNDS - 99.8%
Equity Funds - 44.3%
     JNL/AIM Large Cap Growth Fund (n)                        1,313                          $16,280
     JNL/AIM Real Estate Fund (n)                             564                            7,590
     JNL/Franklin Templeton Small Cap Value Fund (n)          300                            3,619
     JNL/FMR Mid-Cap Equity Fund (n)                          407                            6,826
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 60                             715
     JNL/JPMorgan International Equity Fund (n)               273                            3,605
     JNL/JPMorgan International Value Fund (n)                468                            5,765
     JNL/Oppenheimer Global Growth Fund (n)                   318                            4,455
     JNL/Putnam Equity Fund (n)                               115                            2,335
     JNL/Select Value Fund (n)                                838                            15,197
     JNL/T. Rowe Price Established Growth Fund (n)            851                            16,645
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                235                            7,041
     JNL/T. Rowe Price Value Fund (n)                         1,166                          17,140
                                                                                             107,213
Fixed Income Funds - 55.5%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           4,893                          49,027
     JNL/PIMCO Total Return Bond Fund (n)                     3,163                          36,687
     JNL/Western High Yield Bond Fund (n)                     1,494                          12,176
     JNL/Western Strategic Bond Fund (n)                      2,225                          24,480
     JNL/Western U.S. Government & Quality Bond Fund (n)      1,125                          12,256
                                                                                             134,626

     Total Investment Funds (cost $238,576)                                                  241,839

Total Investments - 99.8% (cost $238,576)                                                    241,839
Other Assets and Liabilities, Net - 0.2%                                                     555
Total Net Assets - 100%                                                                      $242,394

JNL/S&P Managed Moderate Growth Fund
INVESTMENT FUNDS - 99.9%
FUNDS - 99.9%
Equity Funds - 64.1%
     JNL/AIM Large Cap Growth Fund (n)                        6,704                          $83,133
     JNL/AIM Real Estate Fund (n)                             1,706                          22,951
     JNL/Alger Growth Fund (n)                                751                            12,665
     JNL/Eagle Core Equity Fund (n)                           1,195                          18,361
     JNL/Eagle SmallCap Equity Fund (n)                       856                            18,663
     JNL/Franklin Templeton Small Cap Value Fund (n)          1,566                          18,874
     JNL/FMR Mid-Cap Equity Fund (n)                          1,621                          27,171
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 1,558                          18,553
     JNL/JPMorgan International Equity Fund (n)               2,167                          28,587
     JNL/JPMorgan International Value Fund (n)                3,118                          38,450
     JNL/Lazard Emerging Markets Fund (n)                     970                            8,478
     JNL/Oppenheimer Global Growth Fund (n)                   2,674                          37,442
     JNL/Putnam Equity Fund (n)                               471                            9,520
     JNL/Select Value Fund (n)                                3,488                          63,231
     JNL/T. Rowe Price Established Growth Fund (n)            4,392                          85,952
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                1,638                          49,113
     JNL/T. Rowe Price Value Fund (n)                         5,369                          78,928
                                                                                             620,072
Fixed Income Funds - 35.8%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           9,933                          99,533
     JNL/PIMCO Total Return Bond Fund (n)                     10,227                         118,635
     JNL/Western High Yield Bond Fund (n)                     3,544                          28,880
     JNL/Western Strategic Bond Fund (n)                      6,324                          69,567
     JNL/Western U.S. Government & Quality Bond Fund (n)      2,761                          30,071
                                                                                             346,686

     Total Investment Funds (cost $896,598)                                                  966,758

Total Investments - 99.9% (cost $896,598)                                                    966,758
Other Assets and Liabilities, Net - 0.1%                                                     818
Total Net Assets - 100%                                                                      $967,576

JNL/S&P Retirement 2015 Fund
INVESTMENT FUNDS - 91.2%
FUNDS - 91.2%
Equity Funds - 63.2%
     JNL/AIM Large Cap Growth Fund (n)                        9                              $110
     JNL/AIM Real Estate Fund (n)                             3                              45
     JNL/Alger Growth Fund (n)                                3                              50
     JNL/Eagle SmallCap Equity Fund (n)                       1                              25
     JNL/Franklin Templeton Small Cap Value Fund (n)          3                              42
     JNL/FMR Mid-Cap Equity Fund (n)                          2                              40
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 3                              41
     JNL/JPMorgan International Equity Fund (n)               5                              66
     JNL/JPMorgan International Value Fund (n)                5                              67
     JNL/Lazard Emerging Markets Fund (n)                     3                              24
     JNL/Oppenheimer Global Growth Fund (n)                   2                              29
     JNL/Select Value Fund (n)                                7                              127
     JNL/T. Rowe Price Established Growth Fund (n)            6                              124
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                2                              54
     JNL/T. Rowe Price Value Fund (n)                         8                              112
                                                                                             954
Fixed Income Funds - 28.0%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           14                             143
     JNL/PIMCO Total Return Bond Fund (n)                     12                             140
     JNL/Western Strategic Bond Fund (n)                      13                             140
                                                                                             423

     Total Investment Funds (cost $1,391)                                                    1,377

Total Investments - 91.2% (cost $1,391)                                                      1,377
Other Assets and Liabilities, Net - 8.8%                                                     133
Total Net Assets - 100%                                                                      $1,510

JNL/S&P Retirement 2020 Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 79.8%
     JNL/AIM Large Cap Growth Fund (n)                        4                              $52
     JNL/AIM Real Estate Fund (n)                             1                              19
     JNL/Alger Growth Fund (n)                                1                              24
     JNL/Eagle SmallCap Equity Fund (n)                       1                              18
     JNL/Franklin Templeton Small Cap Value Fund (n)          2                              18
     JNL/FMR Mid-Cap Equity Fund (n)                          1                              18
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 2                              24
     JNL/JPMorgan International Equity Fund (n)               2                              30
     JNL/JPMorgan International Value Fund (n)                2                              30
     JNL/Lazard Emerging Markets Fund (n)                     1                              11
     JNL/Oppenheimer Global Growth Fund (n)                   2                              24
     JNL/Select Value Fund (n)                                3                              61
     JNL/T. Rowe Price Established Growth Fund (n)            3                              60
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                1                              36
     JNL/T. Rowe Price Value Fund (n)                         4                              55
                                                                                             480
Fixed Income Funds - 20.2%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           5                              49
     JNL/PIMCO Total Return Bond Fund (n)                     3                              37
     JNL/Western Strategic Bond Fund (n)                      3                              37
                                                                                             123

     Total Investment Funds (cost $611)                                                      603

Total Investments - 100.0% (cost $611)                                                       603
Other Assets and Liabilities, Net -  (0.0%)                                                  -
Total Net Assets - 100%                                                                      $603

JNL/S&P Retirement 2025 Fund
INVESTMENT FUNDS - 100.0%
FUNDS - 100.0%
Equity Funds - 84.6%
     JNL/AIM Large Cap Growth Fund (n)                        2                              $26
     JNL/AIM Real Estate Fund (n)                             1                              8
     JNL/Alger Growth Fund (n)                                1                              10
     JNL/Eagle SmallCap Equity Fund (n)                       -                              10
     JNL/Franklin Templeton Small Cap Value Fund (n)          1                              8
     JNL/FMR Mid-Cap Equity Fund (n)                          1                              10
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 1                              10
     JNL/JPMorgan International Equity Fund (n)               1                              13
     JNL/JPMorgan International Value Fund (n)                1                              13
     JNL/Lazard Emerging Markets Fund (n)                     1                              5
     JNL/Oppenheimer Global Growth Fund (n)                   1                              13
     JNL/Select Value Fund (n)                                1                              26
     JNL/T. Rowe Price Established Growth Fund (n)            1                              25
     JNL/T. Rowe Price Mid-Cap Growth Fund (n)                1                              15
     JNL/T. Rowe Price Value Fund (n)                         2                              26
                                                                                             218
Fixed Income Funds - 15.4%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           1                              14
     JNL/PIMCO Total Return Bond Fund (n)                     1                              13
     JNL/Western Strategic Bond Fund (n)                      1                              13
                                                                                             40

     Total Investment Funds (cost $259)                                                      258

Total Investments - 100.0% (cost $259)                                                       258
Other Assets and Liabilities, Net -  (0.0%)                                                  -
Total Net Assets - 100%                                                                      $258

JNL/S&P Retirement Income Fund
INVESTMENT FUNDS - 100.1%
FUNDS - 100.1%
Equity Funds - 34.4%
     JNL/AIM Large Cap Growth Fund (n)                        14                             $175
     JNL/AIM Real Estate Fund (n)                             7                              95
     JNL/Alger Growth Fund (n)                                5                              82
     JNL/JPMorgan International Value Fund (n)                12                             145
     JNL/Select Value Fund (n)                                10                             181
     JNL/T. Rowe Price Established Growth Fund (n)            9                              177
     JNL/T. Rowe Price Value Fund (n)                         12                             178
                                                                                             1,033
Fixed Income Funds - 65.7%
     JNL/Goldman Sachs Short Duration Bond Fund (n)           31                             312
     JNL/PIMCO Total Return Bond Fund (n)                     65                             757
     JNL/Western High Yield Bond Fund (n)                     19                             151
     JNL/Western Strategic Bond Fund (n)                      28                             303
     JNL/Western U.S. Government & Quality Bond Fund (n)      42                             456
                                                                                             1,979

     Total Investment Funds (cost $3,026)                                                    3,012

Total Investments - 100.1% (cost $3,026)                                                     3,012
Other Assets and Liabilities, Net -  (0.1%)                                                  (2)
Total Net Assets - 100%                                                                      $3,010

JNL/Select Balanced Fund
COMMON STOCKS - 64.3%
BASIC MATERIALS - 5.3%
Chemicals - 1.2%
     EI Du Pont de Nemours & Co.                              114                            $4,730

Forest Products & Paper - 1.6%
     International Paper Co.                                  64                             2,067
     Weyerhaeuser Co.                                         69                             4,314
                                                                                             6,381
Mining - 2.5%
     Alcoa Inc.                                               131                            4,227
     Cameco Corp.                                             61                             2,446
     Newmont Mining Corp.                                     26                             1,366
     Rio Tinto Plc - ADR                                      9                              1,804
                                                                                             9,841
COMMUNICATIONS - 4.2%
Telecommunications - 4.2%
     AT&T Inc.                                                309                            8,618
     Motorola Inc.                                            135                            2,728
     Sprint Nextel Corp.                                      122                            2,447
     Verizon Communications Inc.                              78                             2,612
                                                                                             16,405
CONSUMER, CYCLICAL - 9.0%
Airlines - 0.4%
     Southwest Airlines Co. (l)                               122                            2,002

Automobiles - 0.5%
     BorgWarner Inc.                                          31                             2,025

Beverages - 0.8%
     Coca-Cola Co.                                            69                             2,986

Entertainment - 0.3%
     Warner Music Group Corp. (l)                             46                             1,350

Home Furnishings - 0.2%
     Whirlpool Corp.                                          8                              628

Lodging - 0.3%
     Harrah's Entertainment Inc.                              18                             1,288

Media - 2.9%
     CBS Corp.                                                88                             2,390
     Comcast Corp. - Class A (b) (l)                          100                            3,263
     New York Times Co. - Class A (l)                         65                             1,590
     Time Warner Inc.                                         108                            1,874
     Viacom Inc. (b)                                          53                             1,891
                                                                                             11,008
Office & Business Equipment - 1.1%
     Pitney Bowes Inc.                                        50                             2,065
     Xerox Corp. (b)                                          169                            2,354
                                                                                             4,419
Retail - 2.5%
     Family Dollar Stores Inc. (l)                            52                             1,268
     Limited Brands Inc.                                      49                             1,249
     McDonald's Corp.                                         111                            3,723
     Wal-Mart Stores Inc.                                     68                             3,261
                                                                                             9,501
CONSUMER, NON-CYCLICAL - 5.3%
Agriculture - 0.5%
     Bunge Ltd. (l)                                           38                             1,889

Food - 2.1%
     Hormel Foods Corp.                                       50                             1,853
     Sysco Corp.                                              79                             2,417
     Tyson Foods Inc.                                         87                             1,287
     Unilever NV - ADR                                        121                            2,720
                                                                                             8,277
Household Products - 1.4%
     Avery Dennison Corp.                                     37                             2,119
     Kimberly-Clark Corp.                                     55                             3,406
                                                                                             5,525
Tobacco - 1.3%
     Altria Group Inc.                                        67                             4,949

ENERGY - 10.5%
Oil & Gas - 10.5%
     BP Plc - ADR                                             37                             2,575
     Chevron Corp.                                            125                            7,776
     ConocoPhillips                                           72                             4,750
     EnCana Corp.                                             72                             3,797
     Exxon Mobil Corp.                                        193                            11,822
     Schlumberger Ltd.                                        39                             2,513
     Total SA - ADR                                           95                             6,238
     XTO Energy Inc.                                          39                             1,722
                                                                                             41,193
FINANCIALS - 11.6%
Banks - 3.9%
     Bank of America Corp.                                    177                            8,517
     PNC Financial Services Group Inc.                        22                             1,572
     State Street Corp.                                       53                             3,090
     Synovus Financial Corp.                                  74                             1,990
                                                                                             15,169
Diversified Financial Services - 4.1%
     Citigroup Inc.                                           161                            7,776
     Freddie Mac                                              43                             2,423
     JPMorgan Chase & Co.                                     52                             2,188
     Merrill Lynch & Co. Inc.                                 53                             3,694
                                                                                             16,081
Insurance - 3.6%
     ACE Ltd.                                                 69                             3,492
     Allstate Corp.                                           46                             2,512
     American International Group Inc.                        53                             3,141
     Hartford Financial Services Group Inc.                   37                             3,130
     MBIA Inc. (l)                                            34                             1,973
                                                                                             14,248
HEALTH CARE - 5.8%
Healthcare Providers & Services - 0.6%
     Medtronic Inc. (l)                                       57                             2,660

Pharmaceuticals - 5.2%
     Abbott Laboratories                                      127                            5,557
     Bristol-Myers Squibb Co. (l)                             145                            3,752
     Eli Lilly & Co. (l)                                      95                             5,245
     Schering-Plough Corp.                                    212                            4,032
     Wyeth                                                    39                             1,732
                                                                                             20,318
INDUSTRIALS - 6.3%
Building Materials - 0.4%
     American Standard Cos. Inc.                              48                             2,077

Diversified Machinery - 1.0%
     Deere & Co.                                              48                             4,033

Electronics - 0.4%
     Jabil Circuit Inc.                                       58                             1,477

Environmental Control - 0.8%
     Waste Management Inc.                                    82                             2,949

Manufacturing - 3.1%
     General Electric Corp.                                   234                            7,706
     Illinois Tool Works Inc.                                 41                             1,943
     Parker Hannifin Corp.                                    30                             2,336
                                                                                             11,985
Transportation - 0.6%
     United Parcel Service Inc. - Class B                     29                             2,355

TECHNOLOGY - 3.2%
Computers - 1.5%
     International Business Machines Corp.                    62                             4,755
     Sun Microsystems Inc. (b)                                179                            743
                                                                                             5,498
Data Processing - 0.5%
     First Data Corp.                                         46                             2,081

Semiconductors - 0.3%
     Kla-Tencor Corp.                                         32                             1,343

Software - 0.9%
     Microsoft Corp.                                          149                            3,481

UTILITIES - 3.1%
Electric - 3.1%
     Dominion Resources Inc.                                  41                             3,059
     Exelon Corp.                                             93                             5,280
     PPL Corp.                                                70                             2,258
     Progress Energy Inc. (l)                                 38                             1,633
                                                                                             12,230

     Total Common Stocks (cost $225,684)                                                     252,382

ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 5.1%
ASSET BACKED SECURITIES - 1.7%
Automobile Asset Backed Securities - 0.7%
     AmeriCredit Automobile Receivables Trust
     4.46%, 04/12/09                                          $216                           216
     3.10%, 11/06/09                                          292                            288
     BMW Vehicle Owner Trust, 3.52%, 10/25/10                 1,000                          977
     Harley-Davidson Motorcycle Trust
     1.89%, 02/15/11                                          263                            253
     2.00%, 11/15/11                                          177                            169
     Susquehanna Auto Lease Trust, 5.21%, 03/16/09 (e)        410                            408
     WFS Financial Owner Trust, 2.73%, 05/20/11               258                            252
     World Omni Auto Receivables Trust, 2.20%, 01/15/08       59                             59
                                                                                             2,624
Credit Card Asset Backed Securities - 0.9%
     Bank One Issuance Trust, 4.77%, 02/16/16                 500                            464
     Capital One Multi-Asset Execution Trust
     3.40%, 11/16/09                                          480                            474
     4.50%, 06/15/11                                          500                            488
     Discover Card Master Trust I, 3.45%, 04/16/09            1,000                          992
     MBNA Credit Card Master Note Trust, 6.55%, 12/15/08      500                            500
     MBNA Master Credit Card Trust USA, 6.65%, 08/15/11 (e)   500                            510
                                                                                             3,429
Other Asset Backed Securities - 0.1%
     Residential Accredit Loans Inc., 5.26%, 02/25/35         537                            526

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 3.4%
Commercial and Residential Mortgage Backed Securities - 3.4%
     Banc of America Commercial Mortgage Inc.
     5.68%, 06/11/35                                          295                            295
     5.12%, 07/11/43                                          750                            727
     5.18%, 09/10/47 (f)                                      1,200                          1,147
     Bank of America-First Union NB Commercial Mortgage,
     5.46%, 04/11/37                                          500                            493
     Bear Stearns Commercial Mortgage Securities
     5.46%, 03/11/39                                          415                            405
     4.87%, 09/11/42                                          500                            465
     Centex Home Equity, 4.72%, 10/25/31                      115                            112
     Citigroup/Deutsche Bank Commercial Mortgage Trust,
     5.23%, 07/15/44                                          500                            479
     Commercial Mortgage Acceptance Corp., 7.64%,  06/15/31   500                            527
     Credit Suisse Mortgage Capital Certificates, 5.56%,
     02/15/39                                                 450                            439
     CS First Boston Mortgage Securities Corp., 6.13%,
     04/15/37                                                 500                            508
     GE Capital Commercial Mortgage Corp., 6.03%, 08/11/33    725                            727
     JPMorgan Chase Commercial Mortgage Securities Corp.
     4.98%, 10/15/42                                          700                            652
     5.48%, 12/12/44                                          500                            485
     JPMorgan Commercial Mortgage Finance Corp.
     6.61%, 01/15/30                                          746                            752
     6.51%, 10/15/35                                          855                            866
     LB-UBS Commercial Mortgage Trust, 4.95%, 09/15/30        500                            468
     Merrill Lynch Mortgage Trust, 5.05%, 07/12/38            500                            471
     Midland Realty Acceptance Corp., 7.64%, 01/25/29         388                            389
     Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39    560                            564
     PNC Mortgage Acceptance Corp., 6.36%, 03/12/34           1,000                          1,023
     Wells Fargo Mortgage Backed Securities Trust
     4.55%, 03/25/35 (g)                                      428                            416
     4.53%, 04/25/35                                          373                            362
     5.55%, 04/25/36 (g)                                      670                            663
                                                                                             13,432
     Total Asset Backed and Non-U.S. Government
      Mortgage-Backed Securities (cost $20,888)                                              20,011

CORPORATE BONDS AND NOTES - 5.8%
BASIC MATERIALS - 0.2%
Forest Products & Paper - 0.1%
     Weyerhaeuser Co., 7.13%, 07/15/23                        350                            344

Mining - 0.1%
     Corp Nacional del Cobre de Chile - CODELCO,
      5.50%, 10/15/13 (e)                                     500                            483

COMMUNICATIONS - 0.6%
Telecommunications - 0.4%
     Deutsche Telekom International Finance BV,
      8.25%, 06/15/30 (d)                                     275                            317
     Embarq Corp., 8.00%, 06/01/36                            145                            146
     Sprint Capital Corp., 6.13%, 11/15/08                    125                            126
     Verizon Global Funding Corp.
     6.13%, 06/15/07                                          500                            502
     7.75%, 12/01/30                                          500                            539
                                                                                             1,630
Wireless Telecommunications - 0.2%
     New Cingular Wireless Services Inc., 7.88%, 03/01/11     750                            807

CONSUMER, CYCLICAL - 1.4%
Automobiles - 0.3%
     DaimlerChrysler NA Holding Corp.
     4.75%, 01/15/08                                          500                            492
     5.88%, 03/15/11                                          400                            393
                                                                                             885
Beverages - 0.2%
     Diageo Capital Plc, 3.50%, 11/19/07                      1,000                          970

Lodging - 0.1%
     Harrah's Operating Co. Inc., 6.50%, 06/01/16             350                            341

Media - 0.7%
     Comcast Corp.
     5.85%, 01/15/10                                          200                            200
     5.65%, 06/15/35 (l)                                      600                            509
     COX Communications Inc., 5.45%, 12/15/14                 500                            462
     News America Inc., 6.40%, 12/15/35                       490                            453
     Viacom Inc., 6.88%, 04/30/36 (e)                         670                            647
     Walt Disney Co., 5.38%, 06/01/07                         400                            399
                                                                                             2,670
Retail - 0.1%
     Target Corp., 5.38%, 06/15/09 (l)                        500                            497

CONSUMER, NON-CYCLICAL - 0.3%
Commercial Services - 0.3%
     Aramark Services Inc., 7.00%, 07/15/06 (f)               1,000                          1,000

FINANCIALS - 3.0%
Banks - 0.5%
     Bank of America Corp., 7.40%, 01/15/11                   750                            798
     HSBC Bank USA NA, 5.88%, 11/01/34                        250                            228
     US Bank NA, 4.95%, 10/30/14                              450                            422
     Wachovia Corp., 5.25%, 08/01/14                          500                            477
                                                                                             1,925
Diversified Financial Services - 1.0%
     Berkshire Hathaway Finance Corp., 4.85%, 01/15/15        670                            624
     CIT Group Inc., 7.38%, 04/02/07                          500                            506
     Citigroup Inc.
     3.50%, 02/01/08 (l)                                      250                            243
     6.00%, 02/21/12 (l)                                      500                            505
     Credit Suisse USA Inc., 4.88%, 01/15/15                  345                            319
     General Electric Capital Corp., 5.88%, 02/15/12 (l)      1,000                          1,005
     HSBC Finance Corp., 6.38%, 11/27/12                      500                            512
     John Deere Capital Corp., 4.88%, 10/15/10                380                            368
                                                                                             4,082
Insurance - 1.1%
     Ace Capital Trust II, 9.70%, 04/01/30                    525                            647
     AMBAC Financial Group Inc., 5.95%, 12/05/35 (l)          495                            459
     ASIF Global Financing, 4.90%, 01/17/13 (e)               500                            474
     AXA SA, 8.60%, 12/15/30                                  425                            506
     Everest Reinsurance Holdings Inc., 5.40%, 10/15/14       215                            201
     Hartford Life Inc., 7.38%, 03/01/31                      700                            777
     Liberty Mutual Insurance Co., 7.88%, 10/15/26 (e)        475                            507
     Metlife Inc., 6.50%, 12/15/32                            350                            349
     Prudential Financial Inc., 5.50%, 03/15/16               425                            409
     Willis North America Inc., 5.63%, 07/15/15               105                            98
                                                                                             4,427
Real Estate - 0.3%
     Kimco Realty Corp., 5.78%, 03/15/16                      345                            334
     Simon Property Group LP, 6.10%, 05/01/16                 665                            660
                                                                                             994
Real Estate Investment Trusts - 0.1%
     Developers Diversified Realty Corp., 5.38%, 10/15/12     350                            336

HEALTH CARE - 0.1%
Healthcare Providers & Services - 0.1%
     WellPoint Inc., 5.00%, 01/15/11                          400                            385

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
     Raytheon Co., 6.75%, 08/15/07                            146                            147

TECHNOLOGY - 0.1%
Computers - 0.1%
     Hewlett-Packard Co., 5.50%, 07/01/07                     500                            499

UTILITIES - 0.1%
Electric - 0.1%
     MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (e)     350                            327

     Total Corporate Bonds and Notes (cost $23,774)                                          22,753

GOVERNMENT AND AGENCY OBLIGATIONS - 23.0%
GOVERNMENT SECURITIES - 11.0%
Municipals - 0.8%
     Oregon School Boards Association, 4.76%, 06/30/28        420                            366
     State of Illinois, 5.10%, 06/01/33                       375                            335
     Tennessee Valley Authority, 4.38%, 06/15/15 (f)          2,400                          2,213
                                                                                             2,914
Sovereign - 0.1%
     Financing Corp. Fico
     4.49%, 12/06/13 (k)                                      275                            185
     4.49%, 12/27/13 (k)                                      220                            147
     Telecom Italia Capital SA, 5.25%, 10/01/15               671                            611
                                                                                             943
Treasury Inflation Index Securities - 1.7%
     U.S. Treasury Inflation Index Note
     2.00%, 01/15/16 (l)                                      3,500                          3,394
     2.38%, 01/15/25 (l)                                      3,250                          3,381
                                                                                             6,775
U.S. Treasury Securities - 8.4%
     Resolution Funding Corp. - Strip, 3.88%, 04/15/14 (f)(k) 2,550                          1,701
     U.S. Treasury Bond
     2.63%, 03/15/09 (l)                                      10,775                         10,102
     3.50%, 12/15/09 (l)                                      6,900                          6,551
     3.50%, 02/15/10 (l)                                      3,250                          3,078
     4.38%, 12/15/10 (l)                                      1,125                          1,093
     4.88%, 04/30/11 (l)                                      7,700                          7,621
     6.25%, 08/15/23 (l)                                      2,700                          2,978
                                                                                             33,124
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 12.0%
Federal Home Loan Mortgage Corp. - 3.3%
     Federal Home Loan Mortgage Corp.
     4.50%, TBA (c)                                           705                            639
     6.50%, TBA (c)                                           2,616                          2,631
     5.50%, 10/01/16                                          367                            360
     6.00%, 04/01/17                                          258                            259
     5.00%, 10/01/17                                          285                            275
     6.50%, 11/01/17                                          110                            111
     5.00%, 01/01/18                                          98                             95
     5.50%, 01/01/18                                          1                              1
     5.00%, 04/01/18                                          155                            149
     4.50%, 05/01/18                                          180                            170
     5.00%, 05/01/18                                          278                            268
     4.50%, 09/01/18                                          204                            193
     4.50%, 11/01/18                                          430                            406
     5.50%, 11/01/18                                          177                            174
     5.50%, 01/01/19                                          516                            507
     4.50%, 03/01/19 (f)                                      1,316                          1,244
     5.50%, 08/01/19                                          507                            497
     7.00%, 11/01/30                                          212                            218
     7.00%, 02/01/31                                          63                             65
     7.00%, 06/01/31                                          66                             68
     7.00%, 10/01/32                                          189                            193
     4.50%, 06/01/33                                          200                            182
     5.50%, 06/01/33                                          236                            227
     6.50%, 09/01/33                                          103                            104
     5.00%, 08/01/35                                          367                            343
     5.00%, 10/01/35 (f)                                      2,437                          2,278
     5.00%, 11/01/35                                          1313                           1227
     5.00%, 01/01/36                                          271                            254
                                                                                             13,138
Federal National Mortgage Association - 8.1%
     Federal National Mortgage Association
     6.00%, TBA (c)                                           400                            394
     6.50%, TBA (c)                                           6,270                          6,301
     5.00%, 11/01/17                                          131                            127
     6.00%, 01/01/18                                          50                             51
     5.00%, 02/01/18 (f)                                      573                            553
     5.00%, 12/01/18                                          879                            848
     5.00%, 02/01/21                                          50                             48
     5.00%, 03/01/21                                          1302                           1254
     5.00%, 04/01/21                                          1,593                          1,534
     6.50%, 08/01/28                                          37                             37
     6.50%, 11/01/28                                          75                             76
     6.50%, 12/01/28                                          47                             47
     6.00%, 03/01/29                                          317                            317
     7.50%, 09/01/29                                          75                             78
     5.00%, 09/01/33                                          890                            836
     7.00%, 10/01/33                                          495                            507
     4.50%, 11/01/33                                          230                            209
     5.50%, 11/01/33                                          1813                           1749
     4.50%, 12/01/33                                          418                            381
     5.50%, 12/01/33                                          2033                           1962
     5.50%, 03/01/34 (f)                                      522                            502
     5.50%, 04/01/34 (f)                                      1438                           1,385
     5.50%, 05/01/34                                          178                            171
     5.50%, 02/01/35                                          198                            190
     5.50%, 03/01/35                                          196                            188
     5.00%, 04/01/35                                          406                            379
     5.50%, 05/01/35                                          102                            98
     5.00%, 06/01/35                                          1329                           1243
     5.50%, 06/01/35                                          738                            709
     5.00%, 07/01/35                                          426                            399
     5.50%, 07/01/35                                          768                            738
     5.00%, 08/01/35                                          3412                           3191
     4.50%, 09/01/35                                          1476                           1338
     5.00%, 09/01/35                                          581                            543
     5.00%, 10/01/35                                          447                            418
     5.50%, 10/01/35                                          3198                           3073
                                                                                             31,874
Government National Mortgage Association - 0.6%
     Government National Mortgage Association
     6.50%, 04/15/26                                          83                             85
     5.50%, 11/15/32                                          249                            241
     7.00%, 01/15/33                                          80                             83
     6.00%, 02/15/33                                          256                            254
     6.00%, 03/15/33                                          77                             76
     5.50%, 05/15/33                                          204                            198
     7.00%, 05/15/33                                          39                             40
     5.50%, 05/20/33                                          284                            274
     5.00%, 06/20/33                                          143                            134
     5.00%, 10/15/33                                          329                            312
     6.00%, 10/20/33                                          294                            293
     6.00%, 04/15/34                                          121                            121
     6.00%, 01/15/35                                          82                             81
     7.50%, 09/16/35                                          45                             46
                                                                                             2,238

     Total Government and Agency Obligations (cost $93,616)                                  91,006

SHORT TERM INVESTMENTS - 16.5%
Money Market Funds - 3.9%
     JNL Money Market Fund, 5.03% (a) (n)                     15,501                         15,501

Securities Lending Collateral - 12.6%
     Mellon GSL Delaware Business Trust Collateral Fund       49,651                         49,651

     Total Short Term Investments (cost $65,152)                                             65,152

Total Investments - 114.7% (cost $429,114)                                                   451,304
Other Assets and Liabilities, Net -  (14.7%)                                                 (58,501)
Total Net Assets - 100%                                                                      $392,803

JNL/Select Global Growth Fund
COMMON STOCKS - 97.7%
BASIC MATERIALS - 6.2%
Chemicals - 2.2%
     JSR Corp.                                                61                             $1,538
     Monsanto Co.                                             24                             1,987
                                                                                             3,525
Mining - 4.0%
     BHP Billiton Plc                                         128                            2,486
     Cameco Corp.                                             46                             1,855
     Cia Vale do Rio Doce - ADR                               87                             2,089
                                                                                             6,430
COMMUNICATIONS - 12.9%
E - Commerce - 1.6%
     Rakuten Inc.                                             4                              2,525

Internet - 2.1%
     Google Inc. - Class A (b)                                8                              3,439

Telecommunications - 5.0%
     Cisco Systems Inc. (b)                                   123                            2,403
     Corning Inc. (b)                                         74                             1,790
     Motorola Inc.                                            134                            2,704
     Sprint Nextel Corp.                                      58                             1,159
                                                                                             8,056
Wireless Telecommunications - 4.2%
     America Movil SA de CV - Class L - ADR                   76                             2,535
     American Tower Corp. (b)                                 96                             2,972
     Qualcomm Inc.                                            32                             1,282
                                                                                             6,789
CONSUMER, CYCLICAL - 20.7%
Airlines - 0.6%
     Ryanair Holdings Plc - ADR (b) (l)                       19                             1,007

Distribution & Wholesale - 0.6%
     Lotte Shopping Co. Ltd. (b) (e)                          53                             1,024

Entertainment - 5.4%
     EMI Group Plc                                            814                            4,575
     OPAP SA                                                  46                             1,672
     Warner Music Group Corp. (l)                             86                             2,529
                                                                                             8,776
Lodging - 4.0%
     Harrah's Entertainment Inc.                              24                             1,716
     Las Vegas Sands Corp. (b) (l)                            60                             4,648
                                                                                             6,364
Media - 2.6%
     Comcast Corp. - Class A (b)                              58                             1,896
     Grupo Televisa SA - ADR                                  115                            2,223
                                                                                             4,119
Retail - 6.0%
     Best Buy Co. Inc.                                        30                             1,671
     Carphone Warehouse Group Plc                             760                            4,461
     LVMH Moet Hennessy Louis Vuitton SA                      21                             2,070
     Starbucks Corp. (b)                                      37                             1,378
                                                                                             9,580
Toys & Hobbies - 1.5%
     Nintendo Co. Ltd.                                        14                             2,382

CONSUMER, NON-CYCLICAL - 2.1%
Food - 1.0%
     Whole Foods Market Inc.                                  24                             1,577

Household Products - 1.1%
     Reckitt Benckiser Plc                                    47                             1,744

ENERGY - 8.2%
Oil & Gas - 8.2%
     Noble Corp.                                              27                             1,988
     Schlumberger Ltd.                                        41                             2,637
     Suncor Energy Inc.                                       33                             2,630
     Valero Energy Corp.                                      45                             2,973
     XTO Energy Inc.                                          68                             3,006
                                                                                             13,234
FINANCIALS - 17.5%
Banks - 8.9%
     Commerzbank AG                                           73                             2,658
     Erste Bank der Oesterreichischen Sparkassen AG           28                             1,592
     KBC Groep NV                                             12                             1,285
     Mitsubishi UFJ Financial Group Inc.                      -                              1,692
     Shinsei Bank Ltd.                                        253                            1,603
     Standard Chartered Plc                                   95                             2,313
     UBS AG                                                   30                             3,239
                                                                                             14,382
Diversified Financial Services - 7.5%
     E*Trade Financial Corp. (b)                              69                             1,576
     Euronext NV                                              30                             2,842
     Goldman Sachs Group Inc.                                 16                             2,467
     Man Group Plc                                            47                             2,226
     ORIX Corp.                                               5                              1,172
     SLM Corp.                                                32                             1,672
                                                                                             11,955
Real Estate - 1.1%
     Sumitomo Realty & Development Co. Ltd.                   72                             1,774

HEALTH CARE - 12.1%
Biotechnology - 1.1%
     Celgene Corp. (b) (l)                                    38                             1,779

Pharmaceuticals - 11.0%
     AstraZeneca Plc                                          49                             2,983
     Eisai Co. Ltd.                                           55                             2,457
     Elan Corp. Plc - ADR (b)                                 72                             1,206
     Roche Holding AG                                         13                             2,193
     Sanofi-Aventis                                           38                             3,705
     Schering-Plough Corp.                                    148                            2,811
     Wyeth                                                    51                             2,260
                                                                                             17,615
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.7%
     Boeing Co.                                               34                             2,760

Electronics - 1.0%
     HON HAI Precision Industry Co. Ltd.                      248                            1,532

Engineering & Construction - 0.8%
     Fluor Corp.                                              13                             1,245

Manufacturing - 1.0%
     Danaher Corp. (l)                                        26                             1,672

TECHNOLOGY - 12.2%
Computers - 3.9%
     Hewlett-Packard Co.                                      47                             1,489
     Network Appliance Inc. (b)                               73                             2,577
     SanDisk Corp. (b)                                        42                             2,156
                                                                                             6,222
Semiconductors - 5.7%
     ASML Holding NV (b)                                      110                            2,235
     Marvell Tech Group Ltd. (b)                              45                             1,995
     Samsung Electronics Co. Ltd.                             5                              2,870
     Tokyo Electron Ltd.                                      30                             2,118
                                                              9,218
Software - 2.6%
     Adobe Systems Inc. (b)                                   69                             2,101
     SAP AG                                                   10                             2,015
                                                                                             4,116
UTILITIES - 1.3%
Electric - 1.3%
     Sharp Corp.                                              137                            2,164

     Total Common Stocks (cost $142,688)                                                     157,005

SHORT TERM INVESTMENTS - 11.8%
Money Market Funds - 2.6%
     JNL Money Market Fund, 5.03% (a) (n)                     4,225                          4,225

Securities Lending Collateral - 9.2%
     Mellon GSL Delaware Business Trust Collateral Fund       14,764                         14,764

     Total Short Term Investments (cost $18,989)                                             18,989

Total Investments - 109.5% (cost $161,677)                                                   175,994
Other Assets and Liabilities, Net -  (9.5%)                                                  (15,230)
Total Net Assets - 100%                                                                      $160,764

JNL/Select Large Cap Growth Fund
COMMON STOCKS - 98.8%
BASIC MATERIALS - 3.0%
Mining - 3.0%
     Cameco Corp.                                             115                            $4,587
     Cia Vale do Rio Doce - ADR                               43                             1,042
                                                                                             5,629
COMMUNICATIONS - 9.5%
Internet - 3.3%
     Google Inc. - Class A (b)                                15                             6,344

Telecommunications - 2.6%
     Cisco Systems Inc. (b)                                   252                            4,912

Wireless Telecommunications - 3.6%
     America Movil SA de CV - Class L - ADR                   53                             1,775
     American Tower Corp. (b)                                 66                             2,067
     Qualcomm Inc.                                            77                             3,085
                                                                                             6,927
CONSUMER, CYCLICAL - 5.0%
Lodging - 2.4%
     Las Vegas Sands Corp. (b)                                9                              712
     Starwood Hotels & Resorts Worldwide Inc.                 63                             3,826
                                                                                             4,538
Media - 2.6%
     Viacom Inc. (b)                                          42                             1,509
     Walt Disney Co.                                          114                            3,422
                                                                                             4,931
CONSUMER, NON-CYCLICAL - 5.1%
Commercial Services - 4.0%
     Corporate Executive Board Co.                            9                              949
     Equifax Inc.                                             57                             1,949
     Manpower Inc.                                            15                             948
     Monster Worldwide Inc. (b)                               24                             1,004
     Moody's Corp.                                            49                             2,653
                                                                                             7,503
Food - 1.1%
     Whole Foods Market Inc.                                  33                             2,120

ENERGY - 3.6%
Coal - 0.6%
     Peabody Energy Corp.                                     19                             1,058

Oil & Gas - 3.0%
     Halliburton Co.                                          52                             3,873
     Petro-Canada                                             39                             1,832
                                                                                             5,705
FINANCIALS - 16.4%
Banks - 2.5%
     Commerce Bancorp. Inc. (l)                               133                            4,742

Diversified Financial Services - 13.0%
     Chicago Mercantile Exchange Holdings Inc. (l)            12                             5,910
     Countrywide Financial Corp.                              64                             2,439
     Franklin Resources Inc.                                  61                             5,308
     Legg Mason Inc.                                          17                             1,733
     Nasdaq Stock Market Inc. (b)                             104                            3,120
     UBS AG                                                   56                             6,187
                                                                                             24,697
Insurance - 0.9%
     Progressive Corp.                                        66                             1,707

HEALTH CARE - 21.9%
Biotechnology - 2.6%
     Amgen Inc. (b)                                           41                             2,685
     Genzyme Corp. (b)                                        21                             1,305
     Vertex Pharmaceuticals Inc. (b)                          23                             859
                                                                                             4,849
Healthcare Providers & Services - 8.0%
     Medtronic Inc. (l)                                       181                            8,496
     UnitedHealth Group Inc.                                  150                            6,697
                                                                                             15,193
Pharmaceuticals - 11.3%
     AstraZeneca Plc - ADR                                    135                            8,092
     Elan Corp. Plc - ADR (b)                                 76                             1,263
     Gilead Sciences Inc. (b)                                 33                             1,942
     Sanofi-Aventis - ADR (l)                                 110                            5,337
     Schering-Plough Corp.                                    257                            4,900
                                                                                             21,534
INDUSTRIALS - 15.8%
Aerospace & Defense - 6.8%
     Boeing Co.                                               93                             7,593
     General Dynamics Corp.                                   82                             5,371
                                                                                             12,964
Electronics - 0.6%
     Garmin Ltd. (l)                                          11                             1,159

Engineering & Construction - 2.5%
     Fluor Corp. (l)                                          51                             4,705

Manufacturing - 3.5%
     Danaher Corp. (l)                                        56                             3,628
     General Electric Corp.                                   92                             3,040
                                                                                             6,668
Transportation - 2.4%
     United Parcel Service Inc. - Class B                     55                             4,547

TECHNOLOGY - 17.0%
Computers - 7.8%
     Apple Computer Inc. (b)                                  50                             2,842
     Hewlett-Packard Co.                                      46                             1,456
     Network Appliance Inc. (b)                               229                            8,086
     SanDisk Corp. (b)                                        51                             2,600
                                                                                             14,984
Semiconductors - 3.1%
     Linear Technology Corp.                                  55                             1,837
     Marvell Tech Group Ltd. (b)                              90                             3,991
                                                                                             5,828
Software - 6.1%
     Adobe Systems Inc. (b)                                   134                            4,067
     Autodesk Inc. (b)                                        91                             3,127
     SAP AG - ADR                                             49                             2,568
     TomTom NV (b)                                            46                             1,770
                                                                                             11,532
UTILITIES - 1.5%
Electric - 1.5%
     TXU Corp.                                                47                             2,829

     Total Common Stocks (cost $179,418)                                                     187,605

SHORT TERM INVESTMENTS - 16.3%
Money Market Funds - 2.2%
     JNL Money Market Fund, 5.03% (a) (n)                     4,065                          4,065

Securities Lending Collateral - 14.1%
     Mellon GSL Delaware Business Trust Collateral Fund       26,787                         26,787

     Total Short Term Investments (cost $30,852)                                             30,852

Total Investments - 115.1% (cost $210,270)                                                   218,457
Other Assets and Liabilities, Net -  (15.1%)                                                 (28,632)
Total Net Assets - 100%                                                                      $189,825

JNL/Select Money Market Fund
ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 4.0%
ASSET BACKED SECURITIES - 3.0%
 Other Asset Backed Securities - 3.0%
     Interstar Millennium Trust, 5.16%, 07/27/07 (e) (g)      $1,705                         $1,705
     Mound Financing Plc
     5.03%, 11/08/06 (e) (g)                                  2,769                          2,769
     5.11%, 05/08/07 (e) (g)                                  1,030                          1,030
     Permanent Financing Plc, 5.05%, 03/10/07 (e) (g)         2,170                          2,170
                                                                                             7,674
NON-U.S. GOVERNMENTMORTGAGE-BACKED SECURITIES - 1.0%
Commercial and Residential Mortgage Backed Securities - 1.0%
     Holmes Financing Plc, 5.05%, 12/15/06 (g)                2,700                          2,700

     Total Asset Backed and Non-U.S. Government
      Mortgage-Backed Securities (cost $10,374)                                              10,374

CORPORATE BONDS AND NOTES - 1.2%
FINANCIALS - 1.2%
Savings & Loans - 1.2%
     AmSouth Bank NA, 5.54%, 06/27/07 (g)                     3,000                          3,002

     Total Corporate Bonds and Notes (cost $3,002)                                           3,002

GOVERNMENT AND AGENCY OBLIGATIONS - 2.7%
U.S. GOVERNMENT MORTGAGE-BACKED
     SECURITIES - 2.7%
Federal Home Loan Bank - 1.5%
     Federal Home Loan Bank, 4.02%, 08/01/06 (l)              4,000                          4,000

Federal National Mortgage Association - 1.2%
     Federal National Mortgage Association, 3.25%,
     07/31/06 (l)                                             3,200                          3,199

     Total Government and Agency Obligations (cost $7,197)                                   7,199

SHORT TERM INVESTMENTS - 95.4%
Certificates of Deposit - 20.4%
     American Express, 5.24%, 07/24/06                        7,000                          7,000
     ANZ Delaware Inc., 4.81%, 01/29/07                       4,600                          4,600
     Bank of America, 5.21%, 04/19/07                         2,000                          2,000
     Barclays Bank Plc, 5.51%, 06/18/07                       3,500                          3,500
     BNP Paribas, 5.33%, 04/30/07                             1,350                          1,350
     Credit Suisse First Boston
     4.54%, 10/17/06                                          3,500                          3,500
     4.79%, 01/24/07                                          3,600                          3,600
     Deutsche Bank, 4.94%, 02/06/07                           4,000                          4,000
     Hbos Plc, 4.81%, 12/07/06                                3,500                          3,500
     Hbos Treasury, 4.85%, 01/30/07                           3,400                          3,400
     Royal Bank of Scotland , 4.82%, 01/18/07                 3,000                          3,000
     Svenska Handels NY, 4.81% 12/27/06                       4,000                          4,000
     Wells Fargo Bank, 5.09%, 03/29/07                        5,500                          5,500
     Westdeutsche, 3.97%, 07/14/06                            2,000                          2,000
     Wilmington Trust, 5.19%, 10/13/06                        2,000                          2,000
                                                                                             52,950
Commercial Paper - 32.9%
     Bank of America, 5.14%, 07/13/06                         4,000                          3,994
     Chariot Funding, 5.22%, 07/21/06                         4,500                          4,487
     Ciesco Suisse, 5.28%, 08/16/06                           3,000                          2,980
     Clipper Receivables, 5.12%, 07/12/06                     4,000                          3,994
     Galaxy Funding, 5.30%, 07/03/06                          5,000                          4,999
     Greyhawk Funding, 5.26%, 07/19/06                        5,000                          4,987
     Kitty Hawk Funding Corp., 5.13%, 07/10/06                4,000                          3,995
     Merrill Lynch, 5.08%, 07/09/06                           4,000                          3,997
     Metlife Inc., 5.21%, 05/01/07                            3,200                          3,200
     Metlife Funding Inc., 5.25%, 07/24/06                    3,000                          2,990
     Monumental Life Funding Agreement, 5.23%,  07/12/06      3,000                          3,000
     Morgan Stanley, 5.27%, 07/14/06                          5,000                          4,990
     National Rural Utilities, 5.24%, 07/21/06                7,000                          6,980
     Old Line Funding,5.31%, 07/20/06                         4,500                          4,487
     Park Avenue, 5.21%, 07/19/06                             4,500                          4,488
     Ranger Funding, 5.18%, 07/25/06                          4,000                          3,986
     Schlumberger Tech, 5.16%, 07/10/06                       2,500                          2,497
     Sheffield, 5.25%, 07/17/06                               5,000                          4,988
     United Health Group, 5.02%, 07/07/06                     2,000                          1,998
     Windmill Funding, 5.05%, 07/07/06                        4,000                          3,997
     Yorktown Capital, 5.13%, 07/13/06                        4,000                          3,993
                                                                                             85,027
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 5.14% (a)             78                             78

Repurchase Agreement - 40.1%
     Repurchase Agreement with Bank of America Securities,
     5.30%, (Collateralized by $63,290 Federal National Mortgage
     Corporation, 5.00%, due 06/01/35, market value $59,138)
     acquired on 06/30/06, due 07/03/06 at $51,023            $51,000                        51,000

     Repurchase Agreement with UBS Securities LLC,
     5.23%, (Collateralized by $8,914 Federal Home Loan
     Mortgage Corporation, 5.50%, due 03/01/36, market value
     $8,538 and $8,824 Federal Home Loan Mortgage
     Corporation, 5.00%, due 09/01/35, market value $8,218
     and $4,345 Federal Home Loan Mortgage Corporation, 6.50%,
     due 05/01/36, market value $4,365 and $55 Federal Home Loan
     Mortgage Corporation, 5.50%, due 07/01/19, market value
     $54 and $8,945 Federal Home Loan Mortgage Corporation,
     7.50%, due 02/01/31, market value $9,273 and $8,840 Federal
     Home Loan Mortgage Corporation, 5.00%, due 06/01/35, market value $8,253 and $8,905 Federal Home Loan Mortgage
     Corporation, 5.50%, due 11/01/35, market value $8,638 and
     $8,817 Federal Home Loan Mortgage Corporation, 6.00%,
     due 04/01/36, market value $8,765 and $8,939 Federal
     Home Loan Mortgage Corporation, 6.00%, due 04/01/36,
     market value $8,887) acquired on 06/30/06, due 07/03/06
     at $53,023                                               53,000                         53,000
                                                                                             104,000
Securities Lending Collateral - 2.0%
     Mellon GSL Delaware Business Trust Collateral Fund       5,090                          5,090

     Total Short Term Investments (cost $247,144)                                            247,144

Total Investments - 103.3% (cost $267,719)                                                   267,719
Other Assets and Liabilities, Net -  (3.3%)                                                  (8,614)
Total Net Assets - 100%                                                                      $259,105

JNL/Select Value Fund
COMMON STOCKS - 98.0%
BASIC MATERIALS - 5.3%
Chemicals - 2.6%
     Dow Chemical Co.                                         107                            $4,184
     EI Du Pont de Nemours & Co.                              133                            5,541
                                                                                             9,725
Mining - 2.7%
     Alcoa Inc.                                               202                            6,534
     Cameco Corp.                                             92                             3,685
                                                                                             10,219
COMMUNICATIONS - 7.1%
Telecommunications - 7.1%
     AT&T Inc.                                                357                            9,956
     BellSouth Corp.                                          146                            5,285
     Cisco Systems Inc. (b)                                   178                            3,484
     Embarq Corp. (b)                                         10                             398
     Motorola Inc.                                            183                            3,691
     Sprint Nextel Corp.                                      194                            3,882
                                                                                             26,696
CONSUMER, CYCLICAL - 14.0%
Airlines - 2.1%
     AMR Corp. (b) (l)                                        73                             1,861
     Southwest Airlines Co. (l)                               376                            6,153
                                                                                             8,014
Apparel - 1.1%
     Nike Inc. - Class B (l)                                  51                             4,123

Beverages - 1.9%
     PepsiCo Inc.                                             118                            7,061

Media - 2.6%
     Comcast Corp. - Class A (b)                              182                            5,965
     Time Warner Inc.                                         225                            3,894
                                                                                             9,859
Office & Business Equipment - 0.9%
     Pitney Bowes Inc.                                        82                             3,378

Retail - 5.4%
     CVS Corp.                                                428                            13,149
     Federated Department Stores Inc.                         105                            3,839
     McDonald's Corp.                                         98                             3,286
                                                                                             20,274
CONSUMER, NON-CYCLICAL - 4.6%
Food - 3.7%
     Campbell Soup Co.                                        91                             3,359
     Kellogg Co.                                              125                            6,068
     Safeway Inc.                                             173                            4,493
                                                                                             13,920
Household Products - 0.9%
     Kimberly-Clark Corp.                                     56                             3,449

ENERGY - 10.0%
Oil & Gas - 10.0%
     ConocoPhillips                                           97                             6,337
     Exxon Mobil Corp.                                        237                            14,509
     GlobalSantaFe Corp. (l)                                  89                             5,146
     Occidental Petroleum Corp.                               107                            10,963
     XTO Energy Inc.                                          19                             832
                                                                                             37,787
FINANCIALS - 27.5%
Banks - 9.4%
     Bank of America Corp.                                    294                            14,137
     National City Corp. (l)                                  161                            5,837
     PNC Financial Services Group Inc.                        48                             3,354
     SunTrust Banks Inc.                                      44                             3,371
     US Bancorp.                                              109                            3,366
     Wells Fargo & Co.                                        78                             5,199
                                                                                             35,264

Diversified Financial Services - 8.2%
     Citigroup Inc.                                           264                            12,725
     Goldman Sachs Group Inc.                                 63                             9,537
     JPMorgan Chase & Co.                                     131                            5,519
     Merrill Lynch & Co. Inc.                                 23                             1,628
     Washington Mutual Inc. (l)                               35                             1,609
                                                                                             31,018
Insurance - 5.4%
     ACE Ltd.                                                 104                            5,242
     Allstate Corp.                                           66                             3,634
     American International Group Inc.                        95                             5,580
     Chubb Corp.                                              115                            5,758
                                                                                             20,214
Real Estate Investment Trusts - 1.5%
     Host Marriott Corp.                                      263                            5,746

Savings & Loans - 3.0%
     Golden West Financial Corp.                              153                            11,345

HEALTH CARE - 10.2%
Healthcare Providers & Services - 6.3%
     Aetna Inc.                                               99                             3,952
     Baxter International Inc.                                133                            4,882
     Beckman Coulter Inc. (l)                                 49                             2,711
     Boston Scientific Corp. (b)                              219                            3,680
     WellPoint Inc. (b)                                       116                            8,427
                                                                                             23,652
Pharmaceuticals - 3.9%
     Abbott Laboratories                                      82                             3,594
     Pfizer Inc.                                              170                            3,978
     Wyeth                                                    157                            6,972
                                                                                             14,544
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.6%
     General Dynamics Corp.                                   140                            9,171
     Goodrich Corp.                                           86                             3,469
     Lockheed Martin Corp.                                    62                             4,426
                                                                                             17,066
Building Materials - 1.0%
     American Standard Cos. Inc.                              86                             3,734

Machinery - 1.9%
     Caterpillar Inc.                                         98                             7,262

Manufacturing - 1.5%
     General Electric Corp.                                   168                            5,544

Metal Fabrication & Hardware - 0.7%
     Precision Castparts Corp.                                45                             2,701

Transportation - 1.0%
     United Parcel Service Inc. - Class B                     46                             3,771

TECHNOLOGY - 3.1%
Computers - 2.2%
     EMC Corp. (b)                                            307                            3,368
     Hewlett-Packard Co.                                      58                             1,834
     Sun Microsystems Inc. (b)                                797                            3,308
                                                                                             8,510
Semiconductors - 0.9%
     Applied Materials Inc.                                   197                            3,206

UTILITIES - 5.5%
Electric - 5.5%
     Dominion Resources Inc.                                  64                             4,772
     Entergy Corp.                                            22                             1,528
     Exelon Corp.                                             92                             5,211
     FPL Group Inc. (l)                                       71                             2,950
     SCANA Corp.                                              80                             3,075
     TXU Corp.                                                51                             3,025
                                                                                             20,561

     Total Common Stocks (cost $340,611)                                                     368,643

SHORT TERM INVESTMENTS - 7.8%
Money Market Funds - 2.5%
     JNL Money Market Fund, 5.03% (a) (n)                     9,354                          9,354

Securities Lending Collateral - 5.3%
     Mellon GSL Delaware Business Trust Collateral Fund       20,084                         20,084

     Total Short Term Investments (cost $29,438)                                             29,438

Total Investments - 105.8% (cost $370,049)                                                   398,081
Other Assets and Liabilities, Net -  (5.8%)                                                  (21,953)
Total Net Assets - 100%                                                                      $376,128

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 98.6%
BASIC MATERIALS - 1.8%
Chemicals - 0.6%
     Monsanto Co.                                             53                             $4,462

Mining - 1.2%
     BHP Billiton Ltd.                                        368                            7,920

COMMUNICATIONS - 12.8%
E - Commerce - 0.9%
     Amazon.com Inc. (b) (l)                                  88                             3,408
     eBay Inc. (b)                                            103                            3,002
                                                                                             6,410
Internet - 3.5%
     Google Inc. - Class A (b)                                17                             7,171
     Liberty Media Holding Corp. - Capital (b)                52                             4,338
     Liberty Media Holding Corp. - Interactive (b)            232                            4,012
     Yahoo! Inc. (b)                                          263                            8,666
                                                                                             24,187
Telecommunications - 4.2%
     Amdocs Ltd. (b)                                          147                            5,380
     Bharti Airtel Ltd. (b)                                   506                            4,070
     Cisco Systems Inc. (b)                                   259                            5,049
     Corning Inc. (b)                                         247                            5,970
     Juniper Networks Inc. (b)                                224                            3,580
     TELUS Corp.                                              116                            4,736
                                                                                             28,785
Wireless Telecommunications - 4.2%
     America Movil SA de CV - Class L - ADR                   210                            6,991
     Crown Castle International Corp. (b) (l)                 231                            7,982
     Nokia Oyj                                                311                            6,351
     Qualcomm Inc.                                            39                             1,559
     Telefonaktiebolaget LM Ericsson - Class B                1,901                          6,287
                                                                                             29,170
CONSUMER, CYCLICAL - 16.8%
Airlines - 0.6%
     Southwest Airlines Co. (l)                               285                            4,665

Apparel - 0.8%
     Nike Inc. - Class B                                      69                             5,613

Beverages - 1.1%
     PepsiCo Inc.                                             112                            6,700

Entertainment - 0.4%
     International Game Technology                            77                             2,937

Home Builders - 0.8%
     Lennar Corp. (l)                                         113                            4,992

Home Furnishings - 0.6%
     Harman International Industries Inc. (l)                 50                             4,286

Leisure Time - 0.9%
     Carnival Corp. (l)                                       147                            6,135

Lodging - 0.9%
     MGM Mirage (b) (l)                                       48                             1,975
     Wynn Resorts Ltd. (b)                                    61                             4,493
                                                                                             6,468
Media - 2.8%
     EchoStar Communications Corp. (b) (l)                    46                             1,402
     Grupo Televisa SA - ADR                                  184                            3,555
     Rogers Communications Inc.                               120                            4,856
     Time Warner Inc.                                         71                             1,235
     Univision Communications Inc. - Class A (b) (l)          81                             2,703
     Viacom Inc. (b)                                          161                            5,767
                                                                                             19,518
Retail - 7.9%
     Best Buy Co. Inc. (l)                                    45                             2,490
     Home Depot Inc.                                          215                            7,697
     Kohl's Corp. (b)                                         192                            11,351
     Petsmart Inc. (l)                                        211                            5,389
     Target Corp.                                             110                            5,356
     Walgreen Co.                                             133                            5,955
     Wal-Mart de Mexico SA de CV - ADR (l)                    68                             1,910
     Wal-Mart Stores Inc.                                     296                            14,278
                                                                                             54,426
CONSUMER, NON-CYCLICAL - 3.4%
Commercial Services - 1.5%
     Accenture Ltd.                                           374                            10,597

Cosmetics & Personal Care - 1.0%
     Proctor & Gamble Co.                                     123                            6,821

Food - 0.4%
     Sysco Corp.                                              81                             2,469

Household Products - 0.5%
     Reckitt Benckiser Plc                                    85                             3,164

ENERGY - 6.2%
Oil & Gas - 6.2%
     Baker Hughes Inc.                                        102                            8,341
     Exxon Mobil Corp.                                        123                            7,559
     Murphy Oil Corp. (l)                                     85                             4,759
     Schlumberger Ltd.                                        204                            13,263
     Total SA                                                 131                            8,634
                                                                                             42,556

FINANCIALS - 19.8%
Banks - 6.1%
     Anglo Irish Bank Corp. Plc                               346                            5,397
     Erste Bank der Oesterreichischen Sparkassen AG           89                             4,998
     Northern Trust Corp.                                     94                             5,193
     State Street Corp.                                       119                            6,930
     UBS AG                                                   136                            14,852
     UniCredito Italiano SpA                                  593                            4,639
                                                                                             42,007
Diversified Financial Services - 10.3%
     American Express Co.                                     211                            11,245
     Charles Schwab Corp.                                     299                            4,776
     Citigroup Inc.                                           256                            12,366
     Countrywide Financial Corp.                              132                            5,042
     E*Trade Financial Corp. (b)                              185                            4,215
     Franklin Resources Inc.                                  42                             3,620
     Goldman Sachs Group Inc.                                 33                             5,024
     Legg Mason Inc.                                          58                             5,752
     Merrill Lynch & Co. Inc.                                 87                             6,024
     SLM Corp.                                                203                            10,748
     TD Ameritrade Holding Corp.                              119                            1,755
                                                                                             70,567
Insurance - 3.2%
     American International Group Inc.                        206                            12,188
     Hartford Financial Services Group Inc.                   50                             4,205
     Marsh & McLennan Cos. Inc.                               73                             1,960
     Prudential Financial Inc.                                50                             3,916
                                                                                             22,269
Savings & Loans - 0.2%
     Housing Development Finance Corp.                        47                             1,154

HEALTH CARE - 17.2%
Biotechnology - 2.4%
     Amgen Inc. (b)                                           152                            9,908
     Genentech Inc. (b)                                       74                             6,078
                                                                                             15,986
Healthcare Providers & Services - 8.3%
     Alcon Inc.                                               14                             1,409
     Humana Inc. (b)                                          125                            6,713
     Johnson & Johnson                                        49                             2,936
     Medtronic Inc.                                           160                            7,507
     Quest Diagnostics Inc. (l)                               88                             5,273
     St Jude Medical Inc. (b)                                 102                            3,294
     Stryker Corp.                                            80                             3,373
     UnitedHealth Group Inc.                                  338                            15,149
     WellPoint Inc. (b)                                       90                             6,527
     Zimmer Holdings Inc. (b) (l)                             83                             4,696
                                                                                             56,877
Pharmaceuticals - 6.5%
     Caremark Rx Inc.                                         256                            12,752
     Gilead Sciences Inc. (b)                                 81                             4,798
     Medco Health Solutions Inc. (b)                          74                             4,210
     Novartis AG                                              141                            7,613
     Pfizer Inc.                                              97                             2,275
     Roche Holding AG                                         37                             6,133
     Sepracor Inc. (b) (l)                                    67                             3,817
     Wyeth                                                    75                             3,317
                                                                                             44,915
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.5%
     General Dynamics Corp.                                   52                             3,378

Diversified Machinery - 0.5%
     Deere & Co.                                              39                             3,256

Electronics - 0.5%
     Garmin Ltd. (l)                                          34                             3,592

Manufacturing - 5.5%
     Danaher Corp. (l)                                        188                            12,060
     General Electric Corp.                                   773                            25,485
                                                                                             37,545
TECHNOLOGY - 13.6%
Computers - 2.1%
     Affiliated Computer Services Inc. - Class A (b)          56                             2,911
     Apple Computer Inc. (b)                                  45                             2,570
     Dell Inc. (b)                                            165                            4,023
     EMC Corp. (b)                                            469                            5,143
                                                                                             14,647
Data Processing - 0.6%
     First Data Corp.                                         87                             3,900

Semiconductors - 5.4%
     Analog Devices Inc.                                      155                            4,995
     Applied Materials Inc.                                   241                            3,917
     Intel Corp.                                              207                            3,919
     Marvell Tech Group Ltd. (b)                              146                            6,481
     Maxim Integrated Products Inc.                           220                            7,064
     Samsung Electronics Co. Ltd.                             5                              3,114
     Texas Instruments Inc.                                   90                             2,723
     Xilinx Inc.                                              216                            4,890
                                                                                             37,103
Software - 5.5%
     Adobe Systems Inc. (b)                                   105                            3,178
     Automatic Data Processing Inc.                           193                            8,762
     Infosys Technologies Ltd.                                33                             2,194
     Intuit Inc. (b)                                          75                             4,547
     Microsoft Corp.                                          605                            14,085
     Oracle Corp. (b)                                         336                            4,863
                                                                                             37,629

     Total Common Stocks (cost $604,806)                                                     677,107

SHORT TERM INVESTMENTS - 10.4%
Money Market Funds - 1.6%
     JNL Money Market Fund, 5.03% (a) (n)                     3,033                          3,033
     T. Rowe Price Reserves Investment Fund, 5.21% (a) (n)    7,701                          7,701
                                                                                             10,734
Securities Lending Collateral - 8.8%
     Mellon GSL Delaware Business Trust Collateral Fund       60,607                         60,607

     Total Short Term Investments (cost $71,341)                                             71,341

Total Investments - 109.0% (cost $676,147)                                                   748,448
Other Assets and Liabilities, Net -  (9.0%)                                                  (62,058)
Total Net Assets - 100%                                                                      $686,390

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.6%
BASIC MATERIALS - 1.0%
Chemicals - 0.1%
     Ecolab Inc.                                              9                              $357
     Monsanto Co.                                             1                              84
     Praxair Inc.                                             2                              86
     Sigma-Aldrich Corp.                                      1                              58
     Symyx Technologies Inc. (b)                              3                              82
     Valspar Corp.                                            7                              180
                                                                                             847
Mining - 0.9%
     Newmont Mining Corp.                                     60                             3,175
     Teck Cominco Ltd. - Class B                              35                             2,092
                                                                                             5,267
COMMUNICATIONS - 13.0%
Advertising - 2.8%
     Catalina Marketing Corp.                                 125                            3,557
      Clear Channel Outdoor Holdings Inc. (b)                 65                             1,360
     Getty Images Inc. (b) (l)                                77                             4,878
     Harte-Hanks Inc.                                         3                              82
     Lamar Advertising Co. (b) (l)                            137                            7,379
     Omnicom Group Inc.                                       3                              303
     WPP Group Plc - ADR                                      5                              326
                                                                                             17,885
E - Commerce - 0.9%
     Amazon.com Inc. (b) (l)                                  153                            5,930

Internet - 3.2%
     aQuantive Inc. (b) (l)                                   111                            2,811
     Check Point Software Technologies Ltd. (b)               5                              86
     Checkfree Corp. (b) (l)                                  102                            5,045
     CNET Networks Inc. (b) (l)                               266                            2,123
     Digital River Inc. (b)                                   3                              105
     F5 Networks Inc. (b)                                     2                              102
     Internet Security Systems (b) (l)                        4                              74
     McAfee Inc. (b)                                          118                            2,874
     Sina Corp. (b)                                           3                              80
     Verisign Inc. (b) (l)                                    269                            6,221
     Websense Inc. (b)                                        6                              125
                                                                                             19,646
Telecommunications - 3.5%
     ADTRAN Inc. (l)                                          77                             1,727
     Amdocs Ltd. (b)                                          139                            5,087
     Comverse Technology Inc. (b) (l)                         77                             1,522
     Harris Corp.                                             128                            5,313
     Juniper Networks Inc. (b)                                225                            3,593
     Level 3 Communications Inc. (b)                          145                            644
     NeuStar Inc. - Class A (b) (l)                           6                              196
     TELUS Corp.                                              96                             3,959
                                                                                             22,041
Wireless Telecommunications - 2.6%
     American Tower Corp. (b)                                 197                            6,140
     Crown Castle International Corp. (b) (l)                 244                            8,437
     NII Holdings Inc. - Class B (b) (l)                      6                              350
     SBA Communications Corp. (b) (l)                         57                             1,498
                                                                                             16,425
CONSUMER, CYCLICAL - 14.4%
Airlines - 1.1%
     SkyWest Inc.                                             19                             464
     Southwest Airlines Co.                                   405                            6,628
                                                                                             7,092
Apparel - 0.1%
     Coach Inc. (b)                                           11                             329

Automobiles - 0.8%
     Oshkosh Truck Corp.                                      109                            5,180

Beverages - 0.3%
     Cott Corp. (b) (l)                                       148                            1,933

Distribution & Wholesale - 0.1%
     CDW Corp. (l)                                            2                              82
     Fastenal Co.                                             3                              125
     WW Grainger Inc.                                         4                              278
                                                                                             485
Entertainment - 1.2%
     DreamWorks Animation SKG Inc. (b)                        53                             1,223
     International Game Technology                            161                            6,089
     Shuffle Master Inc. (b) (l)                              7                              218
                                                                                             7,530
Home Builders - 0.2%
     Centex Corp.                                             2                              100
     KB Home (l)                                              3                              114
     Lennar Corp. (l)                                         5                              222
     Meritage Homes Corp. (b)                                 2                              76
     Pulte Homes Inc.                                         4                              115
     Thor Industries Inc.                                     4                              189
     Toll Brothers Inc. (b) (l)                               4                              105
     Winnebago Industries Inc. (l)                            3                              81
                                                                                             1,002
Home Furnishings - 0.9%
     Harman International Industries Inc. (l)                 64                             5,481

Leisure Time - 0.5%
     Brunswick Corp.                                          74                             2,474
     Harley-Davidson Inc.                                     6                              351
     Royal Caribbean Cruises Ltd. (l)                         5                              187
     WMS Industries Inc. (b) (l)                              2                              60
                                                                                             3,072
Lodging - 0.9%
     Boyd Gaming Corp. (l)                                    5                              183
     Choice Hotels International Inc.                         4                              261
     Harrah's Entertainment Inc.                              6                              391
     Hilton Hotels Corp.                                      16                             455
     Las Vegas Sands Corp. (b)                                1                              93
     Marriott International Inc. - Class A                    9                              343
     Starwood Hotels & Resorts Worldwide Inc.                 6                              362
     Station Casinos Inc. (l)                                 2                              157
     Wynn Resorts Ltd. (b)                                    48                             3,540
                                                                                             5,785
Media - 2.4%
     Citadel Broadcasting Corp. (l)                           197                            1,755
     Discovery Holding Co. (b)                                191                            2,794
     EchoStar Communications Corp. (b) (l)                    54                             1,664
     EW Scripps Co.                                           1                              52
     McGraw-Hill Cos. Inc.                                    1                              55
     Meredith Corp. (l)                                       2                              79
     Radio One Inc. (b)                                       12                             87
     Rogers Communications Inc.                               123                            4,973
     Salem Communications Corp. - Class A (b)                 5                              65
     Univision Communications Inc. - Class A (b) (l)          92                             3,085
     XM Satellite Radio Holdings Inc. - Class A (b)           40                             579
                                                                                             15,188
Office & Business Equipment - 0.0%
     HNI Corp.                                                3                              122

Retail - 5.9%
     Advance Auto Parts Inc.                                  5                              138
     Bed Bath & Beyond Inc. (b)                               115                            3,797
     Best Buy Co. Inc.                                        71                             3,894
     CarMax Inc. (b) (l)                                      78                             2,766
     Cheesecake Factory Inc. (b) (l)                          100                            2,699
     Dick's Sporting Goods Inc. (b)                           6                              249
     Dollar General Corp.                                     12                             168
     Family Dollar Stores Inc. (l)                            6                              137
     Fred's Inc. (l)                                          5                              61
     Men's Wearhouse Inc.                                     2                              55
     Michaels Stores Inc.                                     2                              70
     MSC Industrial Direct Co. - Class A                      17                             809
     O'Reilly Automotive Inc. (b)                             127                            3,964
     OSI Restaurant Partners Inc.                             2                              52
     Panera Bread Co. - Class A (b) (l)                       1                              81
     Petsmart Inc. (l)                                        202                            5,164
     PF Chang's China Bistro Inc. (b) (l)                     42                             1,597
     Ross Stores Inc.                                         116                            3,254
     Shoppers Drug Mart Corp.                                 63                             2,285
     Staples Inc.                                             6                              139
     Tiffany & Co.                                            9                              304
     Tim Hortons Inc. (b) (l)                                 93                             2,390
     TJX Cos. Inc.                                            18                             402
     Williams-Sonoma Inc.                                     78                             2,649
                                                                                             37,124
Textiles - 0.0%
     Cintas Corp. (l)                                         5                              187

CONSUMER, NON-CYCLICAL - 5.9%
Agriculture - 0.0%
     Delta & Pine Land Co.                                    3                              82

Commercial Services - 5.5%
     Apollo Group Inc. - Class A (b) (l)                      1                              63
     Career Education Corp. (b) (l)                           3                              81
     ChoicePoint Inc. (b)                                     102                            4,244
     Corporate Executive Board Co.                            4                              351
     DeVry Inc. (b) (l)                                       3                              68
     Equifax Inc.                                             4                              120
     H&R Block Inc. (l)                                       2                              55
     Iron Mountain Inc. (b) (l)                               151                            5,628
     ITT Educational Services Inc. (b)                        2                              99
     Laureate Education Inc. (b)                              51                             2,174
     LECG Corp. (b)                                           4                              70
     Manpower Inc.                                            109                            7,035
     Monster Worldwide Inc. (b)                               116                            4,931
     Moody's Corp.                                            10                             555
     Paychex Inc.                                             11                             425
     Resources Connection Inc. (b)                            34                             851
     Ritchie Bros Auctioneers Inc.                            5                              255
     Robert Half International Inc.                           80                             3,352
      United Rentals Inc. (b) (l)                             89                             2,846
     Universal Technical Institute Inc. (b)                   3                              57
     Viad Corp.                                               49                             1,534
                                                                                             34,794
Cosmetics & Personal Care - 0.0%
     Avon Products Inc.                                       7                              223

Food - 0.4%
     Hershey Co. (l)                                          4                              193
     McCormick & Co. Inc.                                     4                              141
     Whole Foods Market Inc.                                  27                             1,745
     WM Wrigley Jr Co.                                        4                              183
                                                                                             2,262
Household Products - 0.0%
     Avery Dennison Corp. (l)                                 1                              58

ENERGY - 10.3%
Alternative Energy - 0.4%
     Aventine Renewable Energy Holdings Inc. (b)              2                              93
     Sunpower Corp. (b) (l)                                   45                             1,261
     Verasun Energy Corp. (b) (l)                             46                             1,197
                                                                                             2,551
Coal - 1.3%
     Consol Energy Inc.                                       128                            5,967
     Foundation Coal Holdings Inc.                            54                             2,515
                                                                                             8,482
Oil & Gas - 8.5%
     Bill Barrett Corp. (b) (l)                               15                             455
     BJ Services Co.                                          253                            9,412
     Cameron International Corp. (b)                          84                             4,008
     Compton Petroleum Corp. (b)                              78                             900
     Diamond Offshore Drilling Inc. (l)                       4                              294
     EOG Resources Inc.                                       111                            7,697
     FMC Technologies Inc. (b)                                105                            7,083
     Grant Prideco Inc. (b) (l)                               12                             528
     Murphy Oil Corp. (l)                                     122                            6,793
     Nabors Industries Ltd. (b) (l)                           8                              277
     Smith International Inc. (l)                             179                            7,947
     Ultra Petroleum Corp. (b)                                8                              462
     Weatherford International Ltd. (b)                       11                             521
     XTO Energy Inc.                                          165                            7,287
                                                                                             53,664
Pipelines - 0.1%
     Williams Cos. Inc.                                       17                             390

FINANCIALS - 6.2%
Banks - 0.9%
     City National Corp.                                      1                              52
     East West Bancorp. Inc. (l)                              2                              57
     First Horizon National Corp. (l)                         2                              76
     Investors Financial Services Corp. (l)                   73                             3,255
     Mellon Financial Corp.                                   6                              217
     Northern Trust Corp.                                     4                              238
     State Street Corp.                                       4                              227
     SVB Financial Group (b)                                  22                             1,018
     Synovus Financial Corp.                                  12                             332
     UCBH Holdings Inc. (l)                                   3                              55
                                                                                             5,527
Diversified Financial Services - 3.4%
     Affiliated Managers Group Inc. (b) (l)                   1                              78
     BlackRock Inc. (l)                                       2                              223
     CapitalSource Inc. (l)                                   37                             868
     CBOT Holdings Inc. - Class A (b)                         5                              550
     Charles Schwab Corp.                                     5                              78
     Chicago Mercantile Exchange Holdings Inc. (l)            1                              589
     E*Trade Financial Corp. (b)                              164                            3,738
     Eaton Vance Corp. (l)                                    157                            3,909
     Factset Research Systems Inc. (l)                        4                              194
     Federated Investors Inc. - Class B                       2                              72
     Janus Capital Group Inc.                                 34                             609
     Lazard Ltd. - Class A                                    2                              61
     Legg Mason Inc.                                          39                             3,906
     Nuveen Investments Inc. - Class A (l)                    66                             2,854
     optionsXpress Holdings Inc.                              2                              56
     TD Ameritrade Holding Corp.                              240                            3,556
                                                                                             21,341
Insurance - 1.9%
     AMBAC Financial Group Inc. (l)                           1                              56
     Arch Capital Group Ltd. (b)                              2                              143
     Assurant Inc.                                            108                            5,227
     Axis Capital Holdings Ltd.                               124                            3,545
     Brown & Brown Inc.                                       5                              152
     Markel Corp. (b) (l)                                     -                              59
     Marsh & McLennan Cos. Inc. (l)                           5                              124
     MBIA Inc. (l)                                            1                              59
     Principal Financial Group Inc. (l)                       47                             2,616
     Willis Group Holdings Ltd.                               2                              67
                                                                                             12,048
HEALTH CARE - 16.0%
Biotechnology - 2.4%
     Celgene Corp. (b) (l)                                    9                              417
     Charles River Laboratories International Inc. (b) (l)    2                              88
     deCODE genetics Inc. (b) (l)                             14                             89
     Genzyme Corp. (b)                                        2                              134
     Human Genome Sciences Inc. (b) (l)                       53                             567
     Integra LifeSciences Holdings Corp. (b)                  2                              89
     Invitrogen Corp. (b) (l)                                 1                              73
     Martek Biosciences Corp. (b)                             3                              78
     Medimmune Inc. (b) (l)                                   224                            6,079
     Millennium Pharmaceuticals Inc. (b) (l)                  8                              83
     Millipore Corp. (b) (l)                                  2                              120
     Myogen Inc. (b)                                          58                             1,670
     Nektar Therapeutics (b) (l)                              3                              61
     PDL BioPharma Inc. (b) (l)                               85                             1,559
     Qiagen NV (b)                                            13                             184
     Vertex Pharmaceuticals Inc. (b) (l)                      97                             3,543
                                                                                             14,834
Healthcare Providers & Services - 7.6%
     American Medical Systems Holdings Inc. (b)               11                             184
     Arthrocare Corp. (b) (l)                                 2                              83
     Becton Dickinson & Co.                                   3                              165
     Biomet Inc. (l)                                          5                              166
     Community Health Systems Inc. (b)                        88                             3,234
     Coventry Health Care Inc. (b)                            44                             2,406
     CR Bard Inc.                                             26                             1,919
     Dade Behring Holdings Inc.                               4                              146
     DaVita Inc. (b)                                          45                             2,217
     Dentsply International Inc. (l)                          3                              200
     Edwards Lifesciences Corp. (b)                           113                            5,147
     Gen-Probe Inc. (b)                                       45                             2,445
     Health Management Associates Inc. (l)                    184                            3,629
     Healthways Inc. (b)                                      3                              163
     Henry Schein Inc. (b)                                    4                              178
     Hologic Inc. (b)                                         3                              138
     Humana Inc. (b)                                          77                             4,151
     Kinetic Concepts Inc. (b)                                36                             1,589
     Kyphon Inc. (b) (l)                                      4                              146
     Laboratory Corp of America Holdings (b)                  75                             4,642
     LifePoint Hospitals Inc. (b)                             2                              74
     Lincare Holdings Inc. (b) (l)                            6                              208
     Manor Care Inc. (l)                                      146                            6,846
     Patterson Cos. Inc. (b) (l)                              145                            5,075
     Quest Diagnostics Inc. (l)                               5                              276
     Resmed Inc. (b)                                          3                              160
     Respironics Inc. (b)                                     5                              175
     St Jude Medical Inc. (b)                                 8                              266
     Techne Corp. (b)                                         5                              265
     Triad Hospitals Inc. (b)                                 46                             1,821
     Varian Medical Systems Inc. (b)                          5                              251
     Ventana Medical Systems Inc. (b)                         2                              80
     Zimmer Holdings Inc. (b) (l)                             1                              57
                                                                                             48,502
Pharmaceuticals - 6.0%
     Alkermes Inc. (b) (l)                                    124                            2,344
     Allergan Inc.                                            5                              537
     Amylin Pharmaceuticals Inc. (b) (l)                      66                             3,234
     Atherogenics Inc. (b) (l)                                6                              82
     Barr Laboratories Inc. (b)                               93                             4,435
     Cephalon Inc. (b) (l)                                    118                            7,116
     Elan Corp. Plc - ADR (b) (l)                             277                            4,626
     Express Scripts Inc. (b)                                 4                              316
     Gilead Sciences Inc. (b)                                 42                             2,485
     Medco Health Solutions Inc. (b)                          5                              269
     Neurocrine Biosciences Inc. (b) (l)                      48                             505
     Omnicare Inc.                                            56                             2,674
     OSI Pharmaceuticals Inc. (b) (l)                         56                             1,842
     Sepracor Inc. (b) (l)                                    64                             3,680
     Theravance Inc. (b)                                      47                             1,064
     Valeant Pharmaceutical International (l)                 155                            2,623
                                                                                             37,832
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.7%
     Alliant Techsystems Inc. (b) (l)                         53                             4,047
     Empresa Brasileira de Aeronautica SA - ADR (l)           9                              310
     Goodrich Corp.                                           114                            4,593
     Rockwell Collins Inc.                                    147                            8,207
                                                                                             17,157
Building Materials - 0.6%
     American Standard Cos. Inc.                              89                             3,851

Diversified Machinery - 0.0%
     Graco Inc.                                               5                              230
     IDEX Corp. (l)                                           1                              57
                                                                                             287
Electronics - 4.7%
     Cogent Inc. (b) (l)                                      126                            1,898
     Cymer Inc. (b) (l)                                       1                              55
     Dolby Laboratories Inc. - Class A (b)                    94                             2,183
     Flextronics International Ltd. (b)                       315                            3,345
     Flir Systems Inc. (b) (l)                                124                            2,744
     Garmin Ltd. (l)                                          42                             4,428
     Gentex Corp. (l)                                         256                            3,588
     II-VI Inc. (b)                                           3                              60
     Jabil Circuit Inc.                                       151                            3,855
     National Instruments Corp. (l)                           3                              74
     Symbol Technologies Inc. (l)                             369                            3,978
     Thermo Electron Corp. (b)                                88                             3,175
     Waters Corp. (b) (l)                                     3                              133
                                                                                             29,520
Engineering & Construction - 0.1%
     Fluor Corp.                                              6                              530

Environmental Control - 0.5%
     Nalco Holding Co. (b)                                    164                            2,891
     Stericycle Inc. (b)                                      3                              176
                                                                                             3,067
Machinery - 0.0%
     Zebra Technologies Corp. (b) (l)                         3                              89

Manufacturing - 3.5%
     Danaher Corp. (l)                                        67                             4,328
     ITT Corp.                                                76                             3,747
     Pall Corp.                                               3                              84
     Pentair Inc. (l)                                         77                             2,633
     Roper Industries Inc.                                    202                            9,434
     Teleflex Inc.                                            35                             1,891
                                                                                             22,117
Metal Fabrication & Hardware - 0.1%
     Precision Castparts Corp.                                7                              412

Packaging & Containers - 0.0%
     Sealed Air Corp. (l)                                     2                              83

Transportation - 0.7%
     CH Robinson Worldwide Inc.                               5                              251
     Expeditors International Washington Inc.                 6                              314
     Landstar System Inc.                                     5                              236
     UTI Worldwide Inc.                                       131                            3,315
                                                                                             4,116
TECHNOLOGY - 14.7%
Computers - 2.4%
     CACI International Inc. - Class A (b)                    63                             3,674
     Cadence Design Systems Inc. (b) (l)                      4                              60
     Cognizant Technology Solutions Corp. (b)                 6                              418
     DST Systems Inc. (b) (l)                                 107                            6,361
     Jack Henry & Associates Inc. (l)                         124                            2,434
     Spansion Inc. (b) (l)                                    143                            2,279
     Synopsys Inc. (b)                                        3                              60
                                                                                             15,286
Data Processing - 2.3%
     Dun & Bradstreet Corp. (b)                               2                              166
     Fair Isaac Corp.                                         2                              53
     Filenet Corp. (b)                                        3                              83
     Fiserv Inc. (b) (l)                                      1                              59
     Global Payments Inc.                                     62                             3,015
     MoneyGram International Inc. (l)                         172                            5,822
     NAVTEQ Corp. (b)                                         122                            5,464
                                                                                             14,666
Semiconductors - 6.7%
     Advanced Micro Devices Inc. (b)                          2                              54
     Altera Corp. (b) (l)                                     255                            4,475
     Analog Devices Inc.                                      17                             534
     Broadcom Corp. - Class A (b)                             17                             505
     Integrated Device Technology Inc. (b)                    7                              96
     Intersil Corp. (l)                                       201                            4,678
     Kla-Tencor Corp.                                         3                              137
     Lam Research Corp. (b) (l)                               2                              103
     Linear Technology Corp. (l)                              88                             2,930
     Marvell Tech Group Ltd. (b) (l)                          97                             4,300
     Maxim Integrated Products Inc.                           16                             507
     Microchip Technology Inc.                                139                            4,657
     National Semiconductor Corp.                             160                            3,823
     Novellus Systems Inc. (b)                                125                            3,088
     PMC - Sierra Inc. (b) (l)                                197                            1,852
     QLogic Corp. (b)                                         4                              76
     Semtech Corp. (b)                                        80                             1,153
     Silicon Laboratories Inc. (b)                            11                             369
     Teradyne Inc. (b) (l)                                    247                            3,439
     Xilinx Inc.                                              240                            5,429
                                                                                             42,205
Software - 3.3%
     Activision Inc. (b) (l)                                  5                              56
     Adobe Systems Inc. (b)                                   103                            3,120
     Avid Technology Inc. (b) (l)                             88                             2,933
     Citrix Systems Inc. (b)                                  6                              253
     Cognos Inc. (b)                                          6                              174
     Electronic Arts Inc. (b)                                 2                              73
     Fidelity National Information Services Inc. (l)          114                            4,032
     Hyperion Solutions Corp. (b)                             3                              79
     Intuit Inc. (b) (l)                                      69                             4,161
     Mercury Interactive Corp. (b)                            2                              63
     Red Hat Inc. (b) (l)                                     160                            3,746
     Salesforce.com Inc. (b) (l)                              61                             1,624
     Satyam Computer Services Ltd.                            8                              249
     SEI Investments Co.                                      1                              59
     THQ Inc. (b)                                             4                              77
                                                                                             20,699
UTILITIES - 1.2%
Electric - 1.2%
     AES Corp. (b)                                            23                             430
     American Power Conversion Corp. (l)                      7                              142
     Ametek Inc. (l)                                          148                            6,989
                                                                                             7,561

     Total Common Stocks (cost $468,534)                                                     602,787

SHORT TERM INVESTMENTS - 30.7%
Money Market Funds - 4.7%
     JNL Money Market Fund, 5.03% (a) (n)                     15,525                         15,524
     T. Rowe Price Reserves Investment Fund, 5.21% (a) (n)    14,227                         14,227
                                                                                             29,751
Securities Lending Collateral - 26.0%
     Mellon GSL Delaware Business Trust Collateral Fund       164,137                        164,137

     Total Short Term Investments (cost $193,888)                                            193,888

Total Investments - 126.3% (cost $662,422)                                                   796,675
Other Assets and Liabilities, Net -  (26.3%)                                                 (166,123)
Total Net Assets - 100%                                                                      $630,552

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 95.7%
BASIC MATERIALS - 5.2%
Chemicals - 1.4%
     Chemtura Corp. (l)                                       133                            $1,246
     EI Du Pont de Nemours & Co.                              160                            6,644
                                                                                             7,890
Forest Products & Paper - 2.5%
     Bowater Inc. (l)                                         169                            3,843
     International Paper Co.                                  249                            8,036
     MeadWestvaco Corp.                                       87                             2,424
                                                                                             14,303
Iron & Steel - 0.5%
     Nucor Corp.                                              55                             3,005

Mining - 0.8%
     Alcoa Inc.                                               150                            4,844

COMMUNICATIONS - 5.6%
Internet - 1.4%
     Liberty Media Holding Corp. - Capital (b)                50                             4,186
     Liberty Media Holding Corp. - Interactive (b)            221                            3,822
                                                                                             8,008
Telecommunications - 3.1%
     Alltel Corp.                                             26                             1,685
     Cisco Systems Inc. (b)                                   186                            3,636
     Embarq Corp. (b)                                         12                             480
     Qwest Communications International Inc. (b) (l)          413                            3,340
     Sprint Nextel Corp.                                      319                            6,371
     TELUS Corp.                                              40                             2,020
     TELUS Corp. - Non Voting Shares                          10                             396
                                                                                             17,928
Wireless Telecommunications - 1.1%
     Nokia Oyj - Class A - ADR                                307                            6,212

CONSUMER, CYCLICAL - 20.7%
Automobiles - 0.9%
     General Motors Corp. (l)                                 138                            4,099
     TRW Automotive Holdings Corp. (b)                        46                             1,255
                                                                                             5,354
Beverages - 3.8%
     Anheuser-Busch Cos. Inc.                                 150                            6,857
     Coca-Cola Co.                                            186                            7,997
     Coca-Cola Enterprises Inc.                               116                            2,371
     Heineken NV                                              106                            4,486
                                                                                             21,711
Entertainment - 1.1%
     International Game Technology                            170                            6,461

Home Furnishings - 0.9%
     Sony Corp. - ADR                                         117                            5,157

Leisure Time - 0.9%
     Harley-Davidson Inc.                                     91                             4,979

Media - 7.4%
     Cablevision Systems Corp. - Class A                      202                            4,324
     CBS Corp.                                                138                            3,722
     Comcast Corp. - Class A (b)                              45                             1,480
     Comcast Corp. - Special Class A (b) (l)                  152                            4,976
     Discovery Holding Co. (b) (l)                            229                            3,352
     Dow Jones & Co. Inc. (l)                                 82                             2,857
     EchoStar Communications Corp. (b) (l)                    151                            4,643
     New York Times Co. - Class A (l)                         148                            3,629
     Time Warner Inc.                                         391                            6,761
     Viacom Inc. (b)                                          125                            4,466
     Walt Disney Co.                                          93                             2,775
                                                                                             42,985
Retail - 4.9%
     Family Dollar Stores Inc. (l)                            156                            3,806
     Home Depot Inc.                                          89                             3,189
     Kohl's Corp. (b)                                         112                            6,598
     RadioShack Corp. (l)                                     220                            3,077
     TJX Cos. Inc.                                            259                            5,914
     Wal-Mart Stores Inc.                                     124                            5,963
                                                                                             28,547
Toys & Hobbies - 0.8%
     Hasbro Inc.                                              251                            4,538

CONSUMER, NON-CYCLICAL - 5.1%
Cosmetics & Personal Care - 1.0%
     Avon Products Inc.                                       194                            6,014

Food - 2.4%
     Campbell Soup Co.                                        77                             2,846
     General Mills Inc.                                       83                             4,288
     Safeway Inc.                                             46                             1,196
     Sara Lee Corp.                                           348                            5,577
                                                                                             13,907
Household Products - 1.2%
     Fortune Brands Inc.                                      24                             1,733
     Newell Rubbermaid Inc.                                   188                            4,846
                                                                                             6,579
Tobacco - 0.5%
     Altria Group Inc.                                        40                             2,908

ENERGY - 10.7%
Oil & Gas - 10.7%
     Baker Hughes Inc.                                        73                             5,968
     ConocoPhillips                                           57                             3,743
     Exxon Mobil Corp.                                        101                            6,202
     Murphy Oil Corp. (l)                                     145                            8,077
     NiSource Inc.                                            297                            6,476
     Royal Dutch Shell Plc - ADR                              88                             5,881
     Schlumberger Ltd.                                        134                            8,718
     Statoil ASA                                              240                            6,796
     Total SA - ADR                                           150                            9,821
                                                                                             61,682
FINANCIALS - 20.9%
Banks - 6.5%
     Bank of America Corp.                                    120                            5,777
     Fifth Third Bancorp.                                     190                            7,028
     First Horizon National Corp. (l)                         154                            6,203
     Mellon Financial Corp.                                   97                             3,350
     Royal Bank of Scotland Group Plc                         167                            5,488
     State Street Corp.                                       104                            6,059
     US Bancorp.                                              127                            3,912
                                                                                             37,817
Diversified Financial Services - 6.8%
     American Express Co.                                     64                             3,406
     Ameriprise Financial Inc.                                104                            4,646
     Charles Schwab Corp.                                     175                            2,789
     Citigroup Inc.                                           129                            6,231
     Fannie Mae                                               58                             2,785
     JPMorgan Chase & Co.                                     176                            7,377
     Merrill Lynch & Co. Inc.                                 41                             2,817
     Morgan Stanley                                           103                            6,536
     Nuveen Investments Inc. - Class A                        68                             2,910
                                                                                             39,497
Insurance - 7.6%
     Berkshire Hathaway Inc. - Class A (b) (l)                -                              4,217
     Cigna Corp.                                              37                             3,635
     Genworth Financial Inc. - Class A                        153                            5,337
     Hartford Financial Services Group Inc.                   94                             7,969
     Lincoln National Corp.                                   99                             5,571
     Marsh & McLennan Cos. Inc. (l)                           298                            8,008
     St Paul Travelers Cos. Inc.                              105                            4,665
     Willis Group Holdings Ltd.                               73                             2,343
     XL Capital Ltd. - Class A                                32                             1,937
                                                                                             43,682
HEALTH CARE - 7.8%
Biotechnology - 0.6%
     Medimmune Inc. (b) (l)                                   131                            3,547

Healthcare Providers & Services - 3.3%
     Boston Scientific Corp. (b)                              287                            4,840
     Health Management Associates Inc.                        76                             1,490
     Johnson & Johnson                                        138                            8,263
     Medtronic Inc.                                           94                             4,410
                                                                                             19,003
Pharmaceuticals - 3.9%
     Cardinal Health Inc.                                     53                             3,435
     Merck & Co. Inc.                                         150                            5,461
     Pfizer Inc.                                              232                            5,436
     Schering-Plough Corp.                                    182                            3,469
     Wyeth                                                    103                            4,565
                                                                                             22,366
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.5%
     Lockheed Martin Corp.                                    47                             3,372
     Raytheon Co.                                             113                            5,019
                                                                                             8,391
Diversified Machinery - 0.6%
     Deere & Co.                                              43                             3,582

Environmental Control - 1.1%
     Waste Management Inc.                                    171                            6,132

Manufacturing - 5.8%
     Danaher Corp. (l)                                        43                             2,753
     Eastman Kodak Co. (l)                                    37                             873
     Eaton Corp.                                              25                             1,862
     General Electric Corp.                                   483                            15,906
     Honeywell Inernational Inc.                              146                            5,864
     Tyco International Ltd.                                  238                            6,537
                                                                                             33,795
Transportation - 1.3%
     Union Pacific Corp.                                      83                             7,745

TECHNOLOGY - 7.3%
Computers - 2.0%
     Dell Inc. (b)                                            200                            4,889
     Hewlett-Packard Co.                                      18                             583
     International Business Machines Corp.                    81                             6,184
                                                                                             11,656
Data Processing - 0.7%
     First Data Corp.                                         96                             4,325

Semiconductors - 2.1%
     Analog Devices Inc.                                      142                            4,574
     Intel Corp.                                              401                            7,589
                                                                                             12,163
Software - 2.5%
     Microsoft Corp.                                          424                            9,882
     Oracle Corp. (b)                                         303                            4,383
                                                                                             14,265
UTILITIES - 2.1%
Electric - 2.1%
     Duke Energy Corp. (l)                                    90                             2,629
     Entergy Corp.                                            83                             5,879
     Pinnacle West Capital Corp. (l)                          95                             3,799
                                                                                             12,307

     Total Common Stocks (cost $489,478)                                                     553,284

PREFERRED STOCKS - 1.4%
CONSUMER, CYCLICAL - 0.5%
Automobiles - 0.5%
     General Motors Corp. Convertible Preferred,
     4.50%, 03/06/32 (l)                                      121                            2,947
FINANCIALS - 0.9%
Diversified Financial Services - 0.5%
     Morgan Stanley Convertible Preferred, 5.88%, 10/15/08    52                             2,052
     XL Capital Ltd. Convertible Preferred, 7.00%, 02/15/09   45                             1,059
                                                                                             3,111
Insurance - 0.4%
     Fortis Insurance Convertible Preferred, 7.75%,
     01/26/08 (e)                                             1,600                          2,068

     Total Preferred Stocks (cost $7,304)                                                    8,126

CORPORATE BONDS AND NOTES - 0.6%
FINANCIALS - 0.5%
Banks - 0.5%
     US Bancorp., 3.51%, 08/21/35 (e) (g)                     $3,070                         3,059

TECHNOLOGY - 0.1%
Software - 0.1%
     Intel Corp., 2.95%, 12/15/35 (e)                         495                            416

     Total Corporate Bonds and Notes (cost $3,528)                                           3,475

SHORT TERM INVESTMENTS - 14.2%
Money Market Funds - 2.1%
     JNL Money Market Fund, 5.03% (a) (n)                     3,012                          3,012
     T. Rowe Price Reserves Investment Fund, 5.21% (a) (n)    9,332                          9,332
                                                                                             12,344
Securities Lending Collateral - 11.8%
     Mellon GSL Delaware Business Trust Collateral Fund       68,114                         68,114

U.S. Treasury Securities - 0.3%
     U.S. Treasury Bill, 4.51%, 07/06/06                      $1,505                         1,505

     Total Short Term Investments (cost $81,963)                                             81,963

Total Investments - 111.9% (cost $582,273)                                                   646,848
Other Assets and Liabilities, Net -  (11.9%)                                                 (69,033)
Total Net Assets - 100%                                                                      $577,815

JNL/Western High Yield Bond Fund
COMMON STOCKS - 0.0%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
     Applied Extrusion Technologies Inc. (b) (l) (o)          3                              $19

COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
     Manitoba Telecom Services Inc.                           1                              22
     NTL Inc.                                                 1                              12
                                                                                             34
Wireless Telecommunications - 0.0%
     American Tower Corp. (b)                                 -                              15

CONSUMER, CYCLICAL - 0.0%
Home Furnishings - 0.0%
     Home Interior Gift Inc. (b) (o)                          429                            4

Retail - 0.0%
     Mattress Discounters Corp. (b) (o)                       1                              -

CONSUMER, NON-CYCLICAL - 0.0%
Food - 0.0%
     VFB LLC (b) (o)                                          79                             2

Household Products - 0.0%
     ContinentalAFA Dispensing Co. (b) (o)                    4                              24

INDUSTRIALS - 0.0%
Machinery - 0.0%
     Terex Corp. (b)                                          -                              25

TECHNOLOGY - 0.0%
Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b) (o)                1                              -

     Total Common Stocks (cost $537)                                                         123

PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil & Gas - 0.1%
     Chesapeake Energy Corp. Convertible Preferred,
     6.25%, 06/15/09                                          1                              299

     Total Preferred Stocks (cost $290)                                                      299

WARRANTS - 0.0%
CONSUMER, CYCLICAL - 0.0%
Retail - 0.0%
     Mattress Discounters Corp., Strike Price $0.01,
     Expiring 07/15/07 (e) (o)                                -                              -

Textiles - 0.0%
     Pillowtex Corp. Strike Price $28.99 Expiring
     11/24/09  (o)                                            1                              -

     Total Warrants (cost $0)                                                                -

CORPORATE BONDS AND NOTES - 96.6%
BASIC MATERIALS - 6.1%
Chemicals - 3.6%
     Borden Chemicals & Plastics, 9.50%, 05/01/05 (i) (o)     $85                            $1
     Equistar Chemicals LP/Equistar Funding Corp.
     10.13%, 09/01/08                                         1,000                          1,052
     10.63%, 05/01/11                                         2,075                          2,227
     Huntsman International LLC, 9.88%, 03/01/09              2,500                          2,600
     IMC Global Inc., 10.88%, 06/01/08                        500                            533
     Innophos Inc., 8.88%, 08/15/14 (d)                       1,125                          1,108
     Lyondell Chemical Co.
     9.50%, 12/15/08 (l)                                      353                            363
     11.13%, 07/15/12                                         100                            109
     Montell Finance Co. BV, 8.10%, 03/15/27 (e)              1,530                          1,385
     Union Carbide Chemical & Plastics Co. Inc.,
     7.88%, 04/01/23                                          200                            208
     Union Carbide Corp., 6.70%, 04/01/09                     100                            101
     Westlake Chemical Corp., 6.63%, 01/15/16                 700                            647
                                                                                             10,334
Forest Products & Paper - 2.5%
     Appleton Papers Inc.
     8.13%, 06/15/11                                          1,000                          1,010
     9.75%, 06/15/14 (l)                                      535                            540
     Boise Cascade LLC, 7.13%, 10/15/14                       1,200                          1,062
     Catalyst Paper Corp., 8.63%, 06/15/11                    1,475                          1,438
     Domtar Inc., 5.38%, 12/01/13                             1,505                          1,219
     Glatfelter, 7.13%, 05/01/16 (e)                          295                            291
     NewPage Corp., 12.00%, 05/01/13 (l)                      1,815                          1,879
                                                                                             7,439
COMMUNICATIONS - 10.6%
Advertising - 1.3%
     Lamar Media Corp., 6.63%, 08/15/15                       620                            573
     RH Donnelley Corp.
     6.88%, 01/15/13 (e)                                      325                            299
     8.88%, 01/15/16 (e)                                      1,200                          1,211
     RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)       1,075                          1,180
     Vertis Inc., 9.75%, 04/01/09                             500                            509
                                                                                             3,772
E - Commerce - 0.4%
     FTD Inc., 7.75%, 02/15/14                                1,281                          1,262

Telecommunications - 7.0%
     Centennial Communications Corp., 10.00%, 01/01/13        600                            594
     Cincinnati Bell Inc.
     8.38%, 01/15/14                                          105                            103
     7.00%, 02/15/15                                          1,035                          975
     Citizens Communications Co., 9.00%, 08/15/31             935                            947
     Hawaiian Telcom Communications Inc., 12.50%,
     05/01/15 (l)                                             799                            837
     Insight Midwest LP/Insight Capital Inc.
     9.75%, 10/01/09                                          575                            587
     10.50%, 11/01/10                                         525                            547
     Intelsat Bermuda Ltd.
     11.25%, 06/15/16 (c) (e)                                 2,120                          2,173
     9.25%, 06/15/16 (c) (e)                                  1,050                          1,084
     Intelsat Ltd., 7.63%, 04/15/12                           690                            569
     Kabel Deutschland GmbH, 10.63%, 07/01/14 (e)             455                            480
     Lucent Technologies Inc., 6.45%, 03/15/29                3,000                          2,550
     Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e)   690                            709
     NTL Cable Plc, 8.75%, 04/15/14                           600                            596
     Qwest Communications International Inc.,
     7.50%, 02/15/14 (d) (l)                                  970                            945
     Qwest Corp.
     5.63%, 11/15/08 (l)                                      1,500                          1,463
     6.88%, 09/15/33                                          2,915                          2,521
     Rogers Wireless Inc., 8.00%, 12/15/12                    70                             72
     Rural Cellular Corp., 9.88%, 02/01/10                    845                            869
     Wind Acquisition Finance SA, 10.75%, 12/01/15 (e)        95                             101
     Windstream Corp., 8.63%, 08/01/16 (e)                    1,590                          1,626
                                                                                             20,348
Wireless Telecommunications - 1.9%
     American Tower Corp., 7.50%, 05/01/12                    2,750                          2,777
     Centennial Cellular Operating Co., 10.13%, 06/15/13      1,200                          1,263
     UbiquiTel Operating Co., 9.88%, 03/01/11                 1,425                          1,550
                                                                                             5,590
CONSUMER, CYCLICAL - 29.3%
Airlines - 0.7%
     American Airlines Inc., 7.80%, 10/01/06                  445                            446
     Continental Airlines Inc.
     7.57%, 12/01/06                                          1,100                          1,097
     6.54%, 03/15/08                                          10                             9
     United Air Lines Inc., 6.20%, 09/01/08                   786                            786
                                                                                             2,338
Apparel - 0.7%
     Levi Strauss & Co.
     12.25%, 12/15/12                                         230                            254
     9.75%, 01/15/15                                          1,200                          1,200
     Oxford Industries Inc., 8.88%, 06/01/11                  550                            550
                                                                                             2,004
Automobiles - 3.2%
     Breed Technologies Inc., 9.25%, 04/15/08 (i) (o)         100                            -
     Commercial Vehicle Group Inc., 8.00%, 07/01/13           110                            105
     Ford Motor Co.
     7.45%, 07/16/31 (l)                                      4,700                          3,396
     8.90%, 01/15/32                                          400                            319
     General Motors Corp., 8.38%, 07/15/33 (l)                2,120                          1,707
     Keystone Automotive Operations Inc., 9.75%, 11/01/13     685                            647
     TRW Automotive Inc., 11.00%, 02/15/13 (l)                1,650                          1,803
     Visteon Corp., 8.25%, 08/01/10                           1,465                          1,370
                                                                                             9,346
Distribution & Wholesale - 0.2%
     Asbury Automotive Group Inc., 9.00%, 06/15/12            575                            569

Entertainment - 3.7%
     AMC Entertainment Inc.
     8.63%, 08/15/12                                          125                            127
     11.00%, 02/01/16                                         1,665                          1,782
     Choctaw Resort Development Enterprise,
     7.25%, 11/15/19 (e)                                      975                            956
     Echostar DBS Corp., 7.13%, 02/01/16 (e)                  140                            135
     Herbst Gaming Inc., 8.13%, 06/01/12                      1,400                          1,411
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              1,300                          1,227
     Pinnacle Entertainment Inc.
     8.25%, 03/15/12                                          1,500                          1,504
     8.75%, 10/01/13                                          75                             78
     River Rock Entertainment Authority, 9.75%, 11/01/11      115                            121
     Rogers Cable Inc., 6.75%, 03/15/15                       1,570                          1,495
     Scientific Games Corp., 6.25%, 12/15/12                  700                            655
     XM Satellite Radio Inc.
     9.65%, 05/01/13 (e) (g)                                  315                            289
     9.75%, 05/01/14 (e)                                      975                            892
                                                                                             10,672
Home Builders - 1.6%
     Beazer Homes USA Inc., 8.13%, 06/15/16 (e)               1,000                          961
     K Hovnanian Enterprises Inc.
     7.50%, 05/15/16                                          800                            743
     8.63%, 01/15/17 (l)                                      1,415                          1,404
     Ryland Group Inc., 9.13%, 06/15/11                       1,000                          1,045
     Toll Corp., 8.25%, 02/01/11                              500                            516
                                                                                             4,669
Home Furnishings - 1.0%
     Norcraft Holdings LP, 9.75%, 09/01/12 (d)                950                            770
     Sealy Mattress Co., 8.25%, 06/15/14                      1,150                          1,150
     Simmons Co., 10.00%, 12/15/14                            1,350                          897
     Spectrum Brands Inc., 8.50%, 10/01/13                    1,000                          855
                                                                                             3,672
Leisure Time - 0.5%
     Inn of the Mountain Gods Resort & Casino,
     12.00%, 11/15/10                                         1,430                          1,519

Lodging - 4.7%
     Boyd Gaming Corp., 7.75%, 12/15/12                       1,000                          1,008
     Caesars Entertainment Inc.
     8.88%, 09/15/08                                          1,100                          1,154
     8.13%, 05/15/11                                          1,000                          1,054
     Gaylord Entertainment Co., 6.75%, 11/15/14               1,350                          1,266
     Hilton Hotels Corp., 8.25%, 02/15/11                     1,000                          1,048
     Kerzner International Ltd., 6.75%, 10/01/15              565                            590
     Las Vegas Sands Corp., 6.38%, 02/15/15                   1,125                          1,043
     Mandalay Resort Group
     10.25%, 08/01/07 (l)                                     415                            430
     6.38%, 12/15/11                                          500                            476
     MGM Mirage Inc.
     9.75%, 06/01/07                                          390                            401
     8.50%, 09/15/10                                          500                            519
     Starwood Hotels & Resorts Worldwide Inc.,
     7.88%, 05/01/12 (d)                                      1,500                          1,566
     Station Casinos Inc.
     6.50%, 02/01/14 (l)                                      1,000                          930
     6.88%, 03/01/16                                          1,025                          956
     Turning Stone Casino Resort Enterprise,
     9.13%, 12/15/10 (e)                                      1,250                          1,263
                                                                                             13,704
Media - 9.3%
     Affinion Group Inc., 10.13%, 10/15/13 (e)                1,080                          1,084
     CanWest Media Inc., 8.00%, 09/15/12                      1,350                          1,336
     CCH I Holdings LLC, 10.00%, 05/15/14                     173                            103
     CCH I LLC, 11.00%, 10/01/15                              2,454                          2,147
     Charter Communications Holdings II LLC,
     10.25%, 09/15/10                                         1,360                          1,363
     Charter Communications Holdings LLC
     8.63%, 04/01/09                                          470                            362
     10.75%, 10/01/09                                         220                            174
     9.63%, 11/15/09                                          480                            370
     8.00%, 04/30/12 (e)                                      1,000                          995
     CMP Susquehanna Corp., 9.88%, 05/15/14 (e)               235                            219
     CSC Holdings Inc.
     7.63%, 04/01/11                                          2,330                          2,330
     7.88%, 02/15/18                                          1,000                          998
     7.63%, 07/15/18                                          10                             10
     Dex Media East LLC/Dex Media East Finance Co.
     12.13%, 11/15/12                                         1,494                          1,677
      9.88%, 08/15/13                                         1,074                          1,164
     DirecTV Holdings LLC, 6.38%, 06/15/15                    385                            355
     DirecTV Holdings LLC/DirecTV Financing Co.,
     8.38%, 03/15/13                                          1,365                          1,430
     Echostar DBS Corp.
     6.38%, 10/01/11                                          2,000                          1,915
     6.63%, 10/01/14                                          775                            729
     Houghton Mifflin Co.
     8.25%, 02/01/11                                          270                            273
     9.88%, 02/01/13                                          1,340                          1,390
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            1,225                          1,305
     Mediacom Broadband LLC, 11.00%, 07/15/13                 50                             53
     Primedia Inc., 8.88%, 05/15/11 (l)                       945                            907
     Radio One Inc.
     8.88%, 07/01/11                                          25                             26
     6.38%, 02/15/13 (l)                                      1,300                          1,190
     Rogers Cable Inc.
     6.25%, 06/15/13 (l)                                      1,000                          938
     8.75%, 05/01/32                                          25                             27
     Sinclair Broadcast Group Inc., 8.00%, 03/15/12           1,515                          1,538
     Videotron Ltee, 6.38%, 12/15/15                          700                            639
                                                                                             27,047
Office & Business Equipment - 1.0%
     Abitibi-Consolidated Co., 8.38%, 04/01/15                205                            187
     IKON Office Solutions Inc., 7.75%, 09/15/15 (l)          525                            520
     Xerox Capital Trust I, 8.00%, 02/01/27                   800                            803
     Xerox Corp.
     7.63%, 06/15/13                                          500                            504
     6.40%, 03/15/16                                          1,100                          1,038
                                                                                             3,052


Retail - 2.7%
     AutoNation Inc.
     7.04%, 04/15/13 (e) (g)                                  255                            254
     7.00%, 04/15/14 (e)                                      320                            315
     Blockbuster Inc., 10.00%, 09/01/12 (d)                   645                            601
     Brookstone Co. Inc., 12.00%, 10/15/12 (e)                850                            748
     Buffets Inc., 11.25%, 07/15/10                           75                             78
     Carrols Corp., 9.00%, 01/15/13                           700                            702
     CSK Auto Inc., 7.00%, 01/15/14                           805                            805
     Denny's Corp./Denny's Holdings Inc., 10.00%,
     10/01/12 (l)                                             625                            622
     EPL Finance Corp., 11.75%, 11/15/13 (e)                  225                            257
     Inergy LP, 8.25%, 03/01/16 (l)                           700                            707
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     65                             70
     JC Penney Corp. Inc., 7.13%, 11/15/23 (l)                500                            533
     Neiman-Marcus Group Inc.
     9.00%, 10/15/15 (e) (l)                                  575                            601
     10.38%, 10/15/15 (e) (l)                                 700                            744
     Suburban Propane Partners LP, 6.88%, 12/15/13            810                            757
                                                                                             7,794
CONSUMER, NON-CYCLICAL - 5.2%
Commercial Services - 3.4%
     Allied Security Escrow Corp., 11.38%, 07/15/11           775                            751
     Avis Budget Car Rental LLC, 7.63%, 05/15/14 (e)          200                            194
     Brand Services Inc., 12.00%, 10/15/12                    75                             85
     Corrections Corp. of America, 6.75%, 01/31/14            1,450                          1,392
     Education Management LLC, 8.75%, 06/01/14 (e)            705                            698
     Hertz Corp., 10.50%, 01/01/16 (e)                        2,805                          2,973
     Iron Mountain Inc.
     8.25%, 07/01/11                                          750                            750
     8.63%, 04/01/13                                          1,225                          1,225
     NationsRent Cos. Inc., 9.50%, 05/01/15                   480                            508
     Quebecor World Capital Corp., 8.75%, 03/15/16 (e) (l)    595                            543
     Visant Holding Corp., 8.75%, 12/01/13 (e)                595                            574
                                                                                             9,693
Cosmetics & Personal Care - 0.1%
     Playtex Products Inc., 8.00%, 03/01/11                   410                            424

Food - 1.7%
     Del Monte Corp., 8.63%, 12/15/12 (d)                     2,000                          2,061
     Delhaize America Inc., 9.00%, 04/15/31                   1,195                          1,310
     Dole Food Co. Inc., 8.88%, 03/15/11 (l)                  250                            234
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13            1,500                          1,474
                                                                                             5,079

Household Products - 0.0%
     American Greetings Corp., 7.38%, 06/01/16 (l)            110                            111

ENERGY - 11.1%
Coal - 0.7%
     Alpha Natural Resources LLC, 10.00%, 06/01/12 (d)        745                            797
     International Coal Group Inc., 10.25%, 07/15/14 (e)      700                            699
     Peabody Energy Corp., 6.88%, 03/15/13                    750                            737
                                                                                             2,233
Oil & Gas - 5.6%
     Belden & Blake Corp., 8.75%, 07/15/12 (l)                1,035                          1,050
     Chesapeake Energy Corp.
     7.00%, 08/15/14                                          500                            483
     6.63%, 01/15/16                                          200                            185
     6.25%, 01/15/18                                          1,950                          1,778
     Compagnie Generale de Geophysique SA,
     7.50%, 05/15/15 (e)                                      250                            244
     Dresser-Rand Group Inc., 7.38%, 11/01/14 (d)             1,065                          1,017
     Exco Resources Inc., 7.25%, 01/15/11                     1,275                          1,224
     Grant Prideco Inc., 6.13%, 08/15/15                      300                            280
     Houston Exploration Co., 7.00%, 06/15/13                 700                            690
     Kerr-McGee Corp., 6.95%, 07/01/24                        560                            563
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            81                             86
     Mariner Energy Inc., 7.50%, 04/15/13 (e)                 545                            525
     PetroHawk Energy Corp., 9.13%, TBA (c) (e)               680                            677
     Pioneer Natural Resources Co., 5.88%, 07/15/16           1,000                          911
     Pogo Producing Co., 6.88%, 10/01/17                      1,510                          1,399
     Pride International Inc., 7.38%, 07/15/14                2,000                          2,010
     SESI LLC, 6.88%, 06/01/14 (e)                            60                             58
     Stone Energy Corp., 8.25%, 12/15/11 (l)                  890                            899
     Universal Compression Inc., 7.25%, 05/15/10              200                            200
     Vintage Petroleum Inc., 8.25%, 05/01/12                  500                            529
     Whiting Petroleum Corp.
     7.25%, 05/01/12                                          825                            792
     7.00%, 02/01/14 (l)                                      625                            591
                                                                                             16,191
Pipelines - 4.8%
     ANR Pipeline Co., 9.63%, 11/01/21                        2,690                          3,137
     Dynegy Holdings Inc.
     7.13%, 05/15/18                                          25                             22
     7.63%, 10/15/26                                          125                            109
     El Paso Corp.
     7.88%, 06/15/12 (l)                                      2,000                          2,035
     7.80%, 08/01/31                                          2,830                          2,749
     7.75%, 01/15/32 (l)                                      430                            419
     SemGroup LP, 8.75%, 11/15/15 (e)                         145                            144
     Transcontinental Gas Pipe Line Corp., 8.88%, 07/15/12    1,500                          1,654
     Williams Cos. Inc.
     7.13%, 09/01/11                                          1,000                          1,000
     8.13%, 03/15/12 (d)                                      500                            519
     7.63%, 07/15/19                                          50                             51
     7.88%, 09/01/21                                          200                            203
     8.75%, 03/15/32 (d)                                      1,660                          1,805
                                                                                             13,847
FINANCIALS - 10.9%
Diversified Financial Services - 8.5%
     Airplanes Pass Through Trust, 10.88%, 03/15/12 (i) (o)   123                            -
     Alamosa Delaware Inc., 12.00%, 07/31/09 (d)              1,427                          1,516
     Basell AF SCA, 8.38%, 08/15/15 (e) (l)                   700                            673
     BCP Crystal US Holdings Corp., 9.63%, 06/15/14           1,170                          1,269
     Case Credit Corp., 6.75%, 10/21/07                       250                            249
     CCM Merger Inc., 8.00%, 08/01/13 (e) (l)                 1,225                          1,158
     CitiSteel USA Inc.
     12.48%,  09/01/10 (g)                                    350                            361
     15.00%, 10/01/10 (e)                                     270                            270
     Contifinancial Corp. Liquidating Trust, 0.00%,
     06/15/10 (o)                                             115                            -
     E*Trade Financial Corp.
     7.38%, 09/15/13                                          170                            170
     7.88%, 12/01/15                                          625                            641
     Ford Motor Credit Co.
     7.88%, 06/15/10                                          800                            738
     10.49%, 06/15/11 (e) (g)                                 1,070                          1,074
     7.00%, 10/01/13                                          890                            766
     General Motors Acceptance Corp.
     6.88%, 08/28/12                                          1,915                          1,804
     8.00%, 11/01/31 (l)                                      8,185                          7,867
     Global Cash Access LLC, 8.75%, 03/15/12                  193                            203
     GrafTech Finance Inc., 10.25%, 02/15/12                  100                            106
     H&E Equipment Services LLC, 11.13%, 06/15/12             1,490                          1,645
     Hexion US Finance Corp., 9.00%, 07/15/14 (l)             213                            216
     Hughes Network Systems LLC, 9.50%, 04/15/14 (e)          650                            637
     JSG Funding Plc, 9.63%, 10/01/12                         240                            247
     Rainbow National Services LLC
     8.75%, 09/01/12 (e)                                      700                            735
     10.38%, 09/01/14 (e)                                     260                            288
     Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (f)  2,075                          2,070
                                                                                             24,703
Insurance - 0.4%
     Crum & Forster Holdings Corp., 10.38%, 06/15/13          1,205                          1,226

Real Estate - 0.6%
     Forest City Enterprises Inc., 7.63%, 06/01/15            45                             46
     Host Marriott LP, 6.75%, 06/01/16 (e)                    750                            715
     Kimball Hill Inc., 10.50%, 12/15/12                      810                            749
     Ventas Realty LP, 6.50%, 06/01/16                        240                            230
                                                                                             1,740
Real Estate Investment Trusts - 1.4%
     Felcor Lodging LP, 9.00%, 06/01/11 (d) (l)               700                            742
     Host Marriott LP
     7.13%, 11/01/13 (l)                                      2,075                          2,066
     6.38%, 03/15/15 (l)                                      75                             71
     Omega Healthcare Investors Inc., 7.00%, 01/15/16         1,375                          1,310
                                                                                             4,189
HEALTH CARE - 6.7%
Healthcare Providers & Services - 5.5%
     Ameripath Inc., 10.50%, 04/01/13                         75                             78
     Community Health Systems Inc., 6.50%, 12/15/12           700                            664
     DaVita Inc., 7.25%, 03/15/15 (l)                         1,810                          1,738
     Extendicare Health Services Inc., 9.50%, 07/01/10        75                             78
     HCA Inc.
     6.25%, 02/15/13                                          1,700                          1,587
     7.69%, 06/15/25                                          1,350                          1,276
     IASIS Healthcare LLC / IASIS Capital Corp.,
     8.75%, 06/15/14                                          2,300                          2,254
     Psychiatric Solutions Inc.
     10.63%, 06/15/13                                         800                            872
     7.75%, 07/15/15                                          400                            392
     Tenet Healthcare Corp.
     7.38%, 02/01/13                                          175                            160
     9.88%, 07/01/14 (f)                                      4,010                          4,010
     Triad Hospitals Inc., 7.00%, 11/15/13 (l)                1,600                          1,556
     Warner Chilcott Corp., 8.75%, 02/01/15 (d)               1,300                          1,339
                                                                                             16,004
Pharmaceuticals - 1.2%
     Angiotech Pharmaceuticals Inc., 7.75%, 04/01/14 (e)      660                            630
     Leiner Health Products Inc., 11.00%, 06/01/12 (l)        1,165                          1,102
     Omnicare Inc., 6.88%, 12/15/15                           650                            618
     Valeant Pharmaceuticals International, 7.00%, 12/15/11   1,250                          1,188
                                                                                             3,538
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.6%
     Alliant Techsystems Inc., 6.75%, 04/01/16                860                            827
     DRS Technologies Inc., 6.63%, 02/01/16                   1,495                          1,446
     L-3 Communications Corp.
     7.63%, 06/15/12                                          650                            660
     6.13%, 07/15/13                                          1,000                          953
     Moog Inc., 6.25%, 01/15/15                               1,100                          1,034
     Sequa Corp., 9.00%, 08/01/09                             1,855                          1,957
     Stellex Aerostructures Inc., 9.50%, 11/01/07 (i) (o)     125                            -
     TransDigm Inc., 7.75%, 07/15/14 (e)                      810                            806
                                                                                             7,683
Building Materials - 1.8%
     Associated Materials Inc.
     9.75%, 04/15/12                                          340                            338
     11.25%, 03/01/14 (d) (l)                                 2,300                          1,386
     Beazer Homes USA Inc., 6.88%, 07/15/15                   110                            100
     Nortek Inc., 8.50%, 09/01/14                             2,080                          2,012
     NTK Holdings Inc., 10.75%, 03/01/14 (d)                  580                            420
     Ply Gem Industries Inc., 9.00%, 02/15/12                 825                            751
     US Concrete Inc., 8.38%, 04/01/14 (e)                    155                            152
                                                                                             5,159
Environmental Control - 0.3%
     Aleris International Inc., 10.38%, 10/15/10              75                             81
     Allied Waste North America, 6.13%, 02/15/14              800                            720
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               125                            -
                                                                                             801
Machinery - 0.6%
     RathGibson Inc., 11.25%, 02/15/14 (e)                    725                            747
     Terex Corp.
     10.38%, 04/01/11                                         333                            352
     7.38%, 01/15/14                                          625                            622
                                                                                             1,721
Manufacturing - 0.8%
     Applied Extrusion Cumulative Deferred Coupon,
     12.00%, 03/15/12                                         2                              2
     Blount Inc., 8.88%, 08/01/12                             650                            647
     Invensys Plc, 9.88%, 03/15/11 (e) (l)                    50                             54
     Jacuzzi Brands Inc., 9.63%, 07/01/10                     465                            491
     Nutro Products Inc.
     9.23%, 10/15/13 (e) (g)                                  160                            163
     10.75%, 04/15/14 (e)                                     350                            360
     Park-Ohio Industries Inc., 8.38%, 11/15/14               725                            638
                                                                                             2,355
Metal Fabrication & Hardware - 1.0%
     Metals USA Inc., 11.13%, 12/01/15 (e)                    1,165                          1,275
     Mueller Group Inc., 10.00%, 05/01/12                     90                             97
     Mueller Holdings Inc., 14.75%, 04/15/14 (d) (l)          2,000                          1,680
                                                                                             3,052
Packaging & Containers - 2.6%
     Berry Plastics Corp., 10.75%, 07/15/12                   1,000                          1,082
     Graham Packaging Co. Inc., 9.88%, 10/15/14               1,325                          1,312
     Graphic Packaging International Corp., 9.50%, 08/15/13   1,680                          1,663
     Owens Brockway Glass Container Inc., 8.88%, 02/15/09     1,000                          1,030
     Owens-Illinois Inc., 8.10%, 05/15/07 (l)                 1,000                          1,005
     Plastipak Holdings Inc., 8.50%, 12/15/15 (e)             535                            535
     Pliant Corp., 11.13%, 09/01/09 (i)                       175                            185
     Radnor Holdings Corp., 11.00%, 03/15/10                  100                            39
     Smurfit-Stone Container Enterprises Inc.
     9.75%, 02/01/11                                          107                            110
     8.38%, 07/01/12                                          585                            553
                                                                                             7,514
Transportation - 1.0%
     Grupo Transportacion Ferroviaria Mexicana SA DE CV
     10.25%, 06/15/07                                         200                            207
     9.38%, 05/01/12                                          1,130                          1,203
     12.50%, 06/15/12                                         60                             66
     Holt Group Inc., 9.75%, 01/15/06 (i) (o)                 125                            -
     OMI Corp., 7.63%, 12/01/13                               425                            424
     Teekay Shipping Corp., 8.88%, 07/15/11                   1,100                          1,152
                                                                                             3,052
TECHNOLOGY - 2.5%
Computers - 1.5%
     Activant Solutions Inc., 9.50%, 05/01/16 (e)             695                            672
     Sungard Data Systems Inc.
     9.13%, 08/15/13 (e) (l)                                  400                            415
     10.25%, 08/15/15 (e)                                     1,715                          1,773
     UGS Capital Corp. II, 10.38%, 06/01/11 (e) (g)           1,045                          1,035
     UGS Corp., 10.00%, 06/01/12 (f)                          410                            441
                                                                                             4,336
Semiconductors - 1.0%
     Amkor Technology Inc.
     2.50%, 05/15/11 (j)                                      1,215                          1,119
     9.25%, 06/01/16                                          670                            635
     MagnaChip Semiconductor SA, 8.00%, 12/15/14 (l)          1,360                          1,129
                                                                                             2,883
UTILITIES - 3.5%
Electric - 3.5%
     Aes China Generating Co., 8.25%, 06/26/10                155                            151
     AES Corp.
     8.75%, 06/15/08                                          50                             52
     9.50%, 06/01/09 (l)                                      2,700                          2,862
     9.38%, 09/15/10                                          50                             54
     8.88%, 02/15/11                                          25                             26
     9.00%, 05/15/15 (e)                                      230                            247
     Edison Mission Energy
     7.73%, 06/15/09                                          125                            126
     7.50%, 06/15/13 (e) (l)                                  170                            167
     7.75%, 06/15/16 (e)                                      940                            924
     Homer City Funding LLC, 8.73%, 10/01/26                  98                             109
     Midwest Generation LLC, 8.56%, 01/02/16                  739                            776
     Mirant Americas Generation LLC, 9.13%, 05/01/31 (l)      1,070                          1,038
     Mission Energy Holding Co., 13.50%, 07/15/08             300                            335
     NRG Energy Inc.
     7.25%, 02/01/14                                          525                            512
     7.38%, 02/01/16                                          2,825                          2,754
                                                                                             10,133

     Total Corporate Bonds and Notes (cost $288,376)                                         282,798

GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
GOVERNMENT SECURITIES - 0.2%
Sovereign - 0.2%
     Brazilian Government International Bond, 8.00%,
     01/15/18 (l)                                             550                            580

U.S. Treasury Securities - 0.0%
     U.S. Treasury Note, 4.88%, 05/31/11                      75                             74

     Total Government and Agency Obligations (cost $647)                                     654

SHORT TERM INVESTMENTS - 17.2%
Money Market Funds - 0.5%
     Dreyfus Cash Management Plus Fund, 5.14% (a)             1,344                          1,344

Repurchase Agreement - 1.9%
     Repurchase Agreement with Merrill Lynch & Co. Inc.,
     5.14%, (Collateralized by $8,770 Resolution Funding Strip,
     0.00%, due 07/15/14, market value $5,711) acquired
     on 06/30/06, due 07/03/06 at $5,602                      $5,600                         5,600

Securities Lending Collateral - 14.8%
     Mellon GSL Delaware Business Trust Collateral Fund       43,240                         43,240

     Total Short Term Investments (cost $50,184)                                             50,184

Total Investments - 114.1% (cost $340,034)                                                   334,058
Other Assets and Liabilities, Net -  (14.1%)                                                 (42,158)
Total Net Assets - 100%                                                                      $291,900

JNL/Western Strategic Bond Fund
COMMON STOCKS - 0.2%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
     Applied Extrusion Technologies Inc. (b) (l) (o)          2                              $12

COMMUNICATIONS - 0.2%
Telecommunications - 0.0%
     NTL Inc.                                                 1                              28

Wireless Telecommunications - 0.2%
     American Tower Corp. (b)                                 23                             729

CONSUMER, CYCLICAL - 0.0%
Home Furnishings - 0.0%
     Home Interior Gift Inc. (b) (o)                          491                            5

CONSUMER, NON-CYCLICAL - 0.0%
Food - 0.0%
     VFB LLC (b) (o)                                          79                             2

Household Products - 0.0%
     ContinentalAFA Dispensing Co. (b) (o)                    9                              47

TECHNOLOGY - 0.0%
Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b) (o)                1                              -

     Total Common Stocks (cost $637)                                                         823

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
     TCR Holdings - Class B (o)                               -                              -
     TCR Holdings - Class C (o)                               -                              -
     TCR Holdings - Class D (o)                               1                              -
     TCR Holdings - Class E (o)                               1                              -

     Total Preferred Stocks (cost $0)                                                        -

RIGHTS - 0.0%
GOVERNMENT SECURITIES - 0.0%
Rights - 0.0%
     Venezuela Par Rights, 04/15/20                           4                              131

     Total Rights (cost $0)                                                                  131

WARRANTS - 0.0%
CONSUMER, CYCLICAL - 0.0%
Textiles - 0.0%
     Pillowtex Corp. Strike Price $28.99,
     Expiring 11/24/09 (o)                                    -                              -

GOVERNMENT SECURITIES - 0.0%
Sovereign - 0.0%
     Mexican States, Strike Price $25.00,
     Expiring 10/10/06 (b)                                    -                              13

     Total Warrants (cost $9)                                                                13

ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 22.6%
ASSET BACKED SECURITIES - 7.6%
Automobile Asset Backed Securities - 0.6%
     UPFC Auto Receivables Trust, 3.27%, 09/15/10             $863                           850
     USAA Auto Owner Trust, 4.79%, 08/15/08 (f)               1,070                          1,067
                                                                                             1,917
Manufactured Housing Asset Backed Securities - 0.2%
     Green Tree Financial Corp., 7.07%, 01/15/29              583                            591
     Mid-State Trust, 7.34%, 07/01/35 (f)                     352                            366
                                                                                             957
Other Asset Backed Securities - 6.8%
     ACE Securities Corp., 5.25%, 01/25/36 (f) (g)            3,232                          3,234
     Amortizing Residential Collateral Trust, 6.28%,
     08/25/32 (g)                                             230                            231
     Banc of America Funding Corp., 5.89%, 06/01/36 (f) (g)   3,886                          3,885
     Countrywide Asset-Backed Certificates, 6.33%,
     06/25/34 (g)                                             640                            650
     Deutsche ALT-A Securities Inc. Alternate Loan Trust,
     5.00%, 08/25/35                                          2,786                          2,742
     IXIS Real Estate Capital Trust, 5.14%, 08/25/36 (f) (g)  1,163                          1,163
     MASTR Adjustable Rate Mortgages Trust,
     4.61%, 12/25/34 (f)                                      637                            634
     MASTR Seasoned Securities Trust, 5.90%, 10/25/32 (f)     1,398                          1,393
     Merit Securities Corp., 6.59%, 09/28/32 (e) (f) (g)      1,245                          1,065
     Merrill Lynch Mortgage Investors Inc., 5.00%,
     09/25/35 (e)                                             85                             84
     Novastar Home Equity Loan, 6.06%, 06/25/34 (f) (g)       450                            454
     SACO I Inc.
     5.25%, 03/25/36 (g)                                      3,079                          3,079
     5.28%, 06/25/36 (f) (g) (o)                              3,569                          3,556
     Sail Net Interest Margin Notes
     7.75%, 04/27/33 (e)                                      6                              6
     5.00%, 12/27/34 (e)                                      51                             51
     5.50%, 03/27/34 (e)                                      46                             32
     Wells Fargo Mortgage Backed Securities Trust
     4.55%, 02/25/35 (f) (g)                                  4,555                          4,417
                                                                                             26,676
FINANCIALS - 1.9%
Diversified Financial Services - 1.9%
     Washington Mutual Inc.
     5.35%, 12/25/45 (f) (g)                                  4,284                          4,296
     5.59%, 12/25/45 (f) (g)                                  3,260                          3,269
                                                                                             7,565
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 13.1%
Commercial and Residential Mortgage Backed Securities - 13.1%
     Asset Backed Securities Corp. Home Equity,
     6.98%, 04/15/33 (g)                                      473                            475
     Banc of America Mortgage Securities, 4.82%, 09/25/35 (g) 2,137                          2,078
     Citigroup Mortgage Loan Trust Inc., 5.69%, 12/25/35      3,278                          3,263
     Commercial Mortgage Asset Trust, 7.35%, 01/17/32         400                            433
     Commercial Mortgage Pass Through Certificates,
     6.08%, 11/15/15 (e) (g)                                  224                            224
     Countrywide Home Equity Loan Trust,
     5.28%, 05/15/36 (f) (g)                                  3,887                          3,887
     Credit Suisse Mortgage Capital Certificates,
     5.56%, 02/15/39                                          3,060                          2,986
     Downey Savings & Loan Association Mortgage Loan Trust
     4.81%, 03/19/46 (g) (o)                                  1,148                          1,148
     4.81%, 03/19/47 (g) (o)                                  1,148                          1,148
     First Union National Bank Commercial Mortgage,
      0.53%  05/17/32                                         11,140                         275
     GSMPS Mortgage Loan Trust, 5.31%, 02/25/35 (e) (g)       647                            648
     GSR Mortgage Loan Trust, 4.61%, 10/25/35                 2,037                          2,007
     Harborview Mortgage Loan Trust
     5.50%, 01/19/20 (f) (g)                                  3,832                          3,844
     5.42%, 06/20/35 (g)                                      336                            338
     Indymac Home Equity Loan Asset-Backed Trust,
     5.35%,  03/25/35 (f) (g)                                 2,689                          2,692
     Indymac Index Mortgage Loan Trust
     5.29%, 03/25/35 (f)                                      3,219                          3,263
     5.29%, 05/25/46 (f) (g) (o)                              2,454                          2,455
     JPMorgan Chase Commercial Mortgage Securities Corp.,
      5.81%, 06/12/43 (f) (o)                                 3,020                          2,997
     Luminent Mortgage Trust, 5.27%,  05/25/46 (f) (g) (o)    1,579                          1,579
     MASTR Adjustable Rate Mortgages Trust
     4.83%, 10/25/34 (f)                                      1,334                          1,319
     4.85%, 01/25/36 (f)                                      1,775                          1,732
     Merrill Lynch Mortgage Trust, 5.84%, 05/12/39 (f)        1,240                          1,227
     Morgan Stanley Mortgage Loan Trust, 5.91%, 03/25/36 (f)  3,427                          3,416
     Residential Asset Securities Corp., 6.18%, 04/25/32
     (f) (g)                                                  79                             79
     Residential Funding Mortgage Security I,
     4.94%, 08/25/35 (f)                                      1,680                          1,660
     Structured Asset Mortgage Investments Inc., 5.86%,
     08/25/35                                                 923                            940
     Wells Fargo Mortgage Backed Securities Trust,
     5.24%, 04/25/36 (f) (o)                                  1,333                          1,317
     Zuni Mortgage Loan Trust, 5.48%, 07/25/36 (f) (g) (o)    3,800                          3,800
                                                                                             51,230
     Total Asset Backed and Non-U.S. Government
     Mortgage-Backed Securities (cost $88,591)                                               88,345

CORPORATE BONDS AND NOTES - 28.3%
BASIC MATERIALS - 0.9%
Chemicals - 0.4%
     Borden Chemicals & Plastics, 9.50%, 05/01/05 (i) (o)     140                            2
     Equistar Chemicals LP/Equistar Funding Corp.,
     10.63%, 05/01/11                                         175                            188
     Huntsman International LLC
     10.13%, 07/01/09 (l)                                     152                            154
     8.13%, 01/01/15 (d) (e)                                  50                             47
     Lyondell Chemical Co., 11.13%, 07/15/12 (l)              225                            244
     Methanex Corp., 8.75%, 08/15/12                          175                            188
     Millennium America Inc., 9.25%, 06/15/08                 250                            256
     Westlake Chemical Corp., 6.63%, 01/15/16                 150                            139
                                                                                             1,218
Forest Products & Paper - 0.5%
     Boise Cascade LLC, 7.13%, 10/15/14                       250                            221
     Bowater Canada Finance, 7.95%, 11/15/11                  150                            143
     Smurfit Capital Funding Plc, 7.50%, 11/20/25             225                            205
     Weyerhaeuser Co., 6.75%, 03/15/12                        1,520                          1,553
                                                                                             2,122
Iron & Steel - 0.0%
     IPSCO Inc., 8.75%, 06/01/13                              75                             80

COMMUNICATIONS - 2.6%
Advertising - 0.3%
     Advanstar Communications Inc., 10.75%, 08/15/10          175                            188
     Interep National Radio Sales Inc., 10.00%, 07/01/08      100                            84
     RH Donnelley Corp.
     6.88%, 01/15/13 (e) (l)                                  200                            184
     8.88%, 01/15/16 (e)                                      350                            353
     RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (e)       175                            192
                                                                                             1,001
E - Commerce - 0.0%
     FTD Inc., 7.75%, 02/15/14                                170                            167

Telecommunications - 2.0%
     Centennial Communications Corp., 10.00%, 01/01/13        125                            123
     Deutsche Telekom International Finance BV,
     5.75%, 03/23/16 (l)                                      550                            518
     Insight Midwest LP/Insight Capital Inc., 10.50%,
     11/01/10                                                 200                            209
     Intelsat Subsidiary Holding Co. Ltd., 9.61%,
     01/15/12 (g)                                             75                             76
     Lucent Technologies Inc., 6.45%, 03/15/29                625                            531
     PanAmSat Corp., 9.00%, 08/15/14                          65                             66
     Qwest Communications International Inc.,
     7.50%, 02/15/14 (l)                                      335                            327
     Qwest Corp.
     8.88%, 03/15/12 (d)                                      125                            132
     7.50%, 06/15/23                                          55                             52
     6.88%, 09/15/33                                          505                            437
     Royal KPN NV, 8.00%, 10/01/10                            660                            700
     Sprint Capital Corp., 8.38%, 03/15/12                    1,150                          1,271
     Telecom Italia Capital SA, 5.25%, 10/01/15               1,400                          1,267
     Telefonos De Mexico, 8.75%, 01/31/16                     1,000                          80
     Verizon Florida Inc., 6.13%, 01/15/13                    1,620                          1,582
     Zeus Special Subsidiary Ltd., 9.25%, 02/01/15 (d) (e)    100                            69
                                                                                             7,440
Wireless Telecommunications - 0.3%
     American Tower Corp., 7.50%, 05/01/12                    125                            125
     Centennial Cellular Operating Co., 10.13%, 06/15/13      200                            211
     Nextel Communications Inc.
     6.88%, 10/31/13                                          100                            101
     7.38%, 08/01/15                                          650                            662
     US Unwired Inc., 10.00%, 06/15/12 (l)                    175                            194
                                                                                             1,293
CONSUMER, CYCLICAL - 4.7%
Airlines - 0.0%
     Continental Airlines Inc., 6.54%, 03/15/08               25                             24

Apparel - 0.1%
     Levi Strauss & Co.
     12.25%, 12/15/12                                         125                            138
     9.75%, 01/15/15                                          75                             75
                                                                                             213
Automobiles - 0.6%
     Breed Technologies Inc., 9.25%, 04/15/08 (i) (o)         250                            -
     DaimlerChrysler NA Holding Corp.
     4.05%, 06/04/08                                          655                            633
     5.88%, 03/15/11                                          500                            492
     Ford Motor Co.
     6.63%, 10/01/28                                          100                            69
     7.45%, 07/16/31 (l)                                      950                            686
     General Motors Corp.
     8.25%, 07/15/23 (l)                                      440                            347
     8.38%, 07/15/33 (l)                                      20                             16
     Tenneco Inc., 10.25%, 07/15/13                           100                            110
                                                                                             2,353
Distribution & Wholesale - 0.0%
     Buhrmann US Inc., 7.88%, 03/01/15                        100                            99

Entertainment - 0.3%
     AMC Entertainment Inc., 11.00%, 02/01/16                 65                             70
     Echostar DBS Corp., 7.13%, 02/01/16 (e)                  25                             24
     Herbst Gaming Inc., 8.13%, 06/01/12                      175                            176
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              250                            236
     Mohegan Tribal Gaming Authority
     7.13%, 08/15/14                                          75                             73
     6.88%, 02/15/15                                          100                            94
     Penn National Gaming Inc.
     6.88%, 12/01/11                                          50                             49
     6.75%, 03/01/15                                          225                            210
     Pinnacle Entertainment Inc., 8.75%, 10/01/13             175                            182
                                                                                             1,114
Home Furnishings - 0.0%
     Sealy Mattress Co., 8.25%, 06/15/14                      175                            175

Lodging - 0.5%
     Boyd Gaming Corp.
     7.75%, 12/15/12                                          225                            226
     6.75%, 04/15/14                                          25                             24
     Caesars Entertainment Inc., 8.13%, 05/15/11              125                            132
     Chumash Casino & Resort Enterprise, 9.52%, 07/15/10
     (d) (e)                                                  75                             78
     Gaylord Entertainment Co., 6.75%, 11/15/14               200                            188
     Kerzner International Ltd., 6.75%, 10/01/15              100                            104
     Las Vegas Sands Corp., 6.38%, 02/15/15                   225                            209
     MGM Mirage Inc., 6.75%, 09/01/12                         375                            361
     Starwood Hotels & Resorts Worldwide Inc.,
     7.88%, 05/01/12 (d)                                      225                            235
     Station Casinos Inc.
     6.50%, 02/01/14                                          100                            93
     6.88%, 03/01/16                                          175                            163
     Turning Stone Casino Resort Enterprise, 9.13%,
     12/15/10 (e)                                             175                            177
                                                                                             1,990
Media - 2.8%
     Block Communications Inc., 8.25%, 12/15/15 (e)           15                             13
     CanWest Media Inc., 8.00%, 09/15/12                      279                            276
     CBD Media Holdings LLC, 9.25%, 07/15/12                  100                            100
     CCH I Holdings LLC
     10.00%, 05/15/14                                         272                            163
     12.13%, 01/15/15 (d)                                     75                             40
     CCH I LLC, 11.00%, 10/01/15 (l)                          467                            409
     Charter Communications Operating LLC, 8.38%,
     04/30/14 (e)                                             450                            451
     Comcast Cable Communications Holdings Inc.,
     8.38%, 03/15/13                                          975                            1,083
     Comcast Corp., 6.50%, 01/15/15                           810                            816
     CSC Holdings Inc.
     8.13%, 08/15/09                                          150                            153
     7.25%, 04/15/12 (d) (e)                                  250                            241
     Dex Media West LLC/Dex Media Finance Co.,
     9.88%, 08/15/13                                          196                            212
     DirecTV Holdings LLC, 6.38%, 06/15/15                    135                            125
     DirecTV Holdings LLC/DirecTV Financing Co.,
     8.38%, 03/15/13                                          130                            136
     Echostar DBS Corp., 6.63%, 10/01/14                      575                            541
     Houghton Mifflin Co., 11.50%, 10/15/13 (d)               125                            103
     Liberty Media Corp., 7.88%, 07/15/09                     1,700                          1,760
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            300                            320
     Mediacom Broadband LLC
     11.00%, 07/15/13                                         135                            143
     8.50%, 10/15/15                                          100                            96
     News America Inc., 5.30%, 12/15/14 (l)                   1,350                          1,281
     Radio One Inc.
     8.88%, 07/01/11                                          150                            155
     6.38%, 02/15/13 (l)                                      125                            114
     Rogers Cable Inc., 8.75%, 05/01/32                       250                            269
     Sinclair Broadcast Group Inc., 8.00%, 03/15/12           35                             36
     Time Warner Inc., 7.63%, 04/15/31                        1,175                          1,265
     Videotron Ltee, 6.38%, 12/15/15                          125                            114
                                                                                             10,415
Office & Business Equipment - 0.2%
     Abitibi-Consolidated Co., 8.38%, 04/01/15 (l)            295                            269
     IKON Office Solutions Inc., 7.75%, 09/15/15 (l)          100                            99
     Interface Inc.
     10.38%, 02/01/10                                         125                            137
     9.50%, 02/01/14                                          50                             52
     Tempur-Pedic Inc., 10.25%, 08/15/10 (e)                  130                            137
     Xerox Capital Trust I, 8.00%, 02/01/27                   275                            276
                                                                                             970
Retail - 0.2%
     Carrols Corp., 9.00%, 01/15/13                           175                            176
     Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14          150                            140
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     131                            140
     Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e) (l)       100                            106
     Petco Animal Supplies Inc., 10.75%, 11/01/11             150                            158
     Sbarro Inc., 11.00%, 09/15/09                            175                            178
                                                                                             898
CONSUMER, NON-CYCLICAL - 0.7%
Agriculture - 0.0%
     Hines Nurseries Inc., 10.25%, 10/01/11                   200                            192

Commercial Services - 0.1%
     Allied Security Escrow Corp., 11.38%, 07/15/11           75                             73
     Brand Services Inc., 12.00%, 10/15/12                    100                            113
     Cadmus Communications Corp., 8.38%, 06/15/14             175                            173
     Corrections Corp. of America, 6.25%, 03/15/13            100                            94
     Hertz Corp., 8.88%, 01/01/14 (e)                         75                             77
                                                                                             530
Food - 0.2%
     Del Monte Corp., 8.63%, 12/15/12 (d)                     250                            258
     Dole Food Co. Inc.
     7.25%, 06/15/10                                          50                             44
     8.88%, 03/15/11 (l)                                      25                             23
     8.75%, 07/15/13 (d)                                      225                            203
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13            175                            172
                                                                                             700
Household Products - 0.0%
     Spectrum Brands Inc.
     8.50%, 10/01/13                                          125                            107
     7.38%, 02/01/15                                          63                             51
                                                                                             158
Tobacco - 0.4%
     Altria Group Inc., 7.00%, 11/04/13                       1,300                          1,372

ENERGY - 4.0%
Oil & Gas - 3.0%
     Anadarko Finance Co., 7.50%, 05/01/31                    740                            794
     Chaparral Energy Inc., 8.50%, 12/01/15 (e)               225                            223
     Chesapeake Energy Corp.
     6.63%, 01/15/16                                          275                            256
     6.50%, 08/15/17                                          275                            251
     ChevronTexaco Capital Co., 3.50%, 09/17/07               900                            878
     ConocoPhillips Holding Co., 6.95%, 04/15/29              1,680                          1,828
     Devon Energy Corp., 7.95%, 04/15/32                      70                             81
     Devon Financing Corp. ULC, 6.88%, 09/30/11               1,050                          1,092
     Dresser-Rand Group Inc., 7.38%, 11/01/14 (d)             213                            203
     Exco Resources Inc., 7.25%, 01/15/11                     250                            240
     Forest Oil Corp., 8.00%, 12/15/11                        250                            256
     Gaz Capital for Gazprom, 8.63%, 04/28/34                 550                            628
     Hess Corp., 7.30%, 08/15/31 (l)                          780                            827
     Kerr-McGee Corp., 7.88%, 09/15/31                        1,520                          1,716
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            195                            206
     Morgan Stanley Bank AG for OAO Gazprom,
     9.63%, 03/01/13                                          100                            114
     Pemex Project Funding Master Trust
     5.75%, 12/15/15 (e) (l)                                  200                            184
     6.63%, 06/15/35 (e)                                      100                            91
     Pogo Producing Co., 6.88%, 10/01/17 (l)                  125                            116
     Stone Energy Corp., 8.25%, 12/15/11 (l)                  175                            177
     Swift Energy Co.
     7.63%, 07/15/11                                          200                            199
     9.38%, 05/01/12                                          50                             53
     Whiting Petroleum Corp., 7.00%, 02/01/14 (l)             150                            142
     XTO Energy Inc.
     7.50%, 04/15/12                                          260                            276
     6.25%, 04/15/13                                          850                            851
                                                                                             11,682
Pipelines - 1.0%
     Dynegy Holdings Inc., 7.63%, 10/15/26                    450                            394
     El Paso Corp.
     7.88%, 06/15/12 (l)                                      325                            331
     7.80%, 08/01/31                                          75                             73
     7.75%, 01/15/32 (l)                                      1,125                          1,095
     Kinder Morgan Energy Partners LP
     6.30%, 02/01/09                                          130                            131
     6.75%, 03/15/11                                          570                            582
     Williams Cos. Inc.
     7.13%, 09/01/11                                          50                             50
     7.63%, 07/15/19 (l)                                      75                             76
     7.88%, 09/01/21                                          100                            102
     8.75%, 03/15/32 (d)                                      975                            1,060
                                                                                             3,894
FINANCIALS - 10.9%
Banks - 3.3%
     Aiful Corp., 5.00%, 08/10/10 (e)                         550                            524
     Bank of America Corp., 7.40%, 01/15/11                   1,375                          1,464
     Citigroup Inc., 4.13%, 02/22/10                          1,840                          1,750
     Credit Suisse USA Inc., 4.88%, 08/15/10                  360                            349
     Glitnir Banki HF, 6.69%, 06/15/16 (e)                    870                            865
     Goldman Sachs Group LP, 4.50%, 06/15/10                  730                            698
     Kaupthing Bank Hf, 7.13%, 05/19/16 (e)                   300                            300
     Kaupthing Bank Ojy, 5.74%, 04/12/11                      1,330                          1,330
     Morgan Stanley, 4.75%, 04/01/14                          1,875                          1,719
     Shinsei Finance Cayman Ltd., 6.42%, 07/20/16 (e)         680                            639
     Wachovia Corp., 5.25%, 08/01/14                          1,730                          1,650
     Wells Fargo & Co., 4.20%, 01/15/10                       1,650                          1,577
                                                                                             12,862
Diversified Financial Services - 7.4%
     Airplanes Pass Through Trust, 10.88%, 03/15/12 (i) (o)   247                            -
     Alamosa Delaware Inc., 11.00%, 07/31/10                  161                            176
     BCP Crystal US Holdings Corp., 9.63%, 06/15/14           97                             105
     CCM Merger Inc., 8.00%, 08/01/13 (e) (l)                 125                            118
     Contifinancial Corp. Liquidating Trust, 0.00%,
     06/15/10 (o)                                             230                            -
     Ford Motor Credit Co.
     5.80%, 01/12/09                                          2,500                          2,284
     7.38%, 10/28/09                                          1,930                          1,784
     7.88%, 06/15/10                                          1,375                          1,268
     10.49%, 06/15/11 (e) (g)                                 600                            602
     General Electric Capital Corp., 4.13%, 09/01/09          1,830                          1,753
     General Motors Acceptance Corp.
     6.13%, 08/28/07                                          3,120                          3,087
     4.38%, 12/10/07                                          240                            230
     5.85%, 01/14/09                                          240                            230
     5.63%, 05/15/09                                          2,600                          2,473
     7.25%, 03/02/11                                          25                             24
     6.88%, 09/15/11                                          1,025                          978
     6.75%, 12/01/14 (l)                                      465                            432
     8.00%, 11/01/31 (l)                                      75                             72
     Hexion US Finance Corp., 9.00%, 07/15/14 (l)             90                             91
     HSBC Finance Capital Trust IX, 5.91%, 11/30/35           2,000                          1,909
     ILFC E-Capital Trust I, 5.90%, 12/21/65 (e)              400                            390
     JPMorgan Chase & Co.
     6.63%, 03/15/12                                          1,168                          1,209
     5.13%, 09/15/14                                          1,280                          1,209
     Lehman Brothers Holdings E-Capital Trust I,
     5.95%, 08/19/65 (g)                                      330                            330
     Lehman Brothers Holdings Inc.
     4.00%, 01/22/08                                          500                            487
     4.50%, 07/26/10                                          400                            382
     MBNA Corp.
     6.25%, 01/17/07                                          275                            276
     4.63%, 09/15/08                                          675                            661
     MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16             360                            347
     Nebco Evans Holding Co., 12.38%, 07/15/07 (i) (o)        350                            -
     Rainbow National Services LLC, 10.38%, 09/01/14 (e)      125                            138
     Resona Preferred Global Securities Cayman Ltd. ,
     7.19%, 12/31/49 (e)                                      500                            502
     TRAINS, 7.55%, 05/01/16 (e) (l)                          4,604                          4,512
     Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14      400                            399
     Washington Mutual Inc., 5.31%, 04/25/45 (g)              590                            590
                                                                                             29,051
Real Estate Investment Trusts - 0.2%
     Host Marriott LP
     9.50%, 01/15/07                                          75                             77
     7.13%, 11/01/13 (l)                                      50                             50
     6.38%, 03/15/15 (l)                                      250                            235
     Omega Healthcare Investors Inc., 7.00%, 01/15/16         275                            262
                                                                                             624
HEALTH CARE - 0.8%
Healthcare Providers & Services - 0.7%
     Ameripath Inc., 10.50%, 04/01/13 (l)                     225                            236
     DaVita Inc., 7.25%, 03/15/15 (l)                         165                            158
     Extendicare Health Services Inc.
     9.50%, 07/01/10                                          150                            157
     8.00%, 10/15/13 (l)                                      225                            235
     6.88%, 05/01/14                                          25                             26
     HCA Inc.
     5.75%, 03/15/14                                          580                            519
     7.19%, 11/15/15                                          175                            169
     IASIS Healthcare LLC / IASIS Capital Corp., 8.75%,
     06/15/14                                                 250                            245
     Psychiatric Solutions Inc.
     10.63%, 06/15/13                                         100                            109
     7.75%, 07/15/15                                          150                            147
     Tenet Healthcare Corp.
     7.38%, 02/01/13 (l)                                      275                            251
     9.88%, 07/01/14 (l)                                      25                             25
     Triad Hospitals Inc., 7.00%, 11/15/13                    250                            243
     Warner Chilcott Corp., 8.75%, 02/01/15 (d)               175                            180
                                                                                             2,700
Pharmaceuticals - 0.1%
     Omnicare Inc., 6.88%, 12/15/15 (l)                       125                            119
     Valeant Pharmaceuticals International, 7.00%, 12/15/11   300                            285
                                                                                             404
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
     Argo-Tech Corp., 9.25%, 06/01/11                         175                            180
     DRS Technologies Inc., 7.63%, 02/01/18 (l)               50                             50
     L-3 Communications Corp., 7.63%, 06/15/12                200                            203
     Moog Inc., 6.25%, 01/15/15                               150                            141
     Sequa Corp., 9.00%, 08/01/09                             125                            132
                                                                                             706
Building Materials - 0.1%
     Associated Materials Inc., 11.25%, 03/01/14 (d) (l)      350                            211
     Nortek Inc., 8.50%, 09/01/14 (l)                         100                            97
     Texas Industries Inc., 7.25%, 07/15/13                   100                            99
                                                                                             407
Diversified Machinery - 0.0%
     Case New Holland Inc., 9.25%, 08/01/11                   25                             26

Environmental Control - 0.3%
     Aleris International Inc., 10.38%, 10/15/10              150                            162
     Allied Waste North America
     8.50%, 12/01/08                                          100                            104
     9.25%, 09/01/12                                          100                            106
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               375                            -
     Waste Management Inc., 6.38%, 11/15/12 (l)               850                            867
                                                                                             1,239
Machinery - 0.1%
     RathGibson Inc., 11.25%, 02/15/14 (e)                    150                            154
     Terex Corp., 10.38%, 04/01/11                            117                            124
                                                                                             278
Manufacturing - 0.5%
     Applied Extrusion Cumulative Deferred Coupon,
     12.00%, 03/15/12                                         1                              1
     Blount Inc., 8.88%, 08/01/12                             75                             74
     Invensys Plc, 9.88%, 03/15/11 (e)                        100                            108
     Koppers Inc., 9.88%, 10/15/13                            25                             27
     Park-Ohio Industries Inc., 8.38%, 11/15/14               100                            88
     Tyco International Group SA
     6.13%, 11/01/08                                          1,125                          1,132
     6.00%, 11/15/13                                          590                            585
                                                                                             2,015
Metal Fabrication & Hardware - 0.1%
 Mueller Group Inc., 10.00%, 05/01/12                         150                            161
     Mueller Holdings Inc., 14.75%, 04/15/14 (d)              50                             42
                                                                                             203
Packaging & Containers - 0.3%
     Berry Plastics Corp., 10.75%, 07/15/12                   225                            243
     Graphic Packaging International Corp.
     8.50%, 08/15/11 (l)                                      75                             75
     9.50%, 08/15/13                                          200                            198
     Jefferson Smurfit Corp. US, 8.25%, 10/01/12              163                            153
     Owens Brockway Glass Container Inc., 8.25%, 05/15/13     375                            376
     Plastipak Holdings Inc., 8.50%, 12/15/15 (e)             150                            150
     Pliant Corp., 11.13%, 09/01/09 (i)                       45                             47
     Radnor Holdings Corp., 11.00%, 03/15/10                  125                            49
                                                                                             1,291
Transportation - 0.0%
     Holt Group Inc., 9.75%, 01/15/06 (i) (o)                 200                            -
     OMI Corp., 7.63%, 12/01/13                               175                            175
                                                                                             175
TECHNOLOGY - 0.3%
Computers - 0.3%
     Electronic Data Systems Corp., 7.13%, 10/15/09           840                            867
     Seagate Technology HDD Holdings, 8.00%, 05/15/09         120                            123
     Sungard Data Systems Inc., 9.13%, 08/15/13 (e)           75                             78
                                                                                             1,068
UTILITIES - 1.8%
Electric - 1.8%
     AES Corp.
     9.38%, 09/15/10                                          250                            267
     8.88%, 02/15/11                                          50                             53
     7.75%, 03/01/14 (l)                                      200                            201
     Dominion Resources Inc., 5.70%, 09/17/12                 890                            871
     Duke Energy Corp.
     4.20%, 10/01/08                                          800                            773
     5.63%, 11/30/12                                          270                            267
     Edison Mission Energy, 7.73%, 06/15/09                   25                             25
     Exelon Corp., 5.63%, 06/15/35 (l)                        950                            833
     FirstEnergy Corp.
     6.45%, 11/15/11 (l)                                      510                            519
     7.38%, 11/15/31                                          1,090                          1,169
     Mirant Americas Generation LLC, 8.30%, 05/01/11          300                            296
     NRG Energy Inc.
     7.25%, 02/01/14                                          100                            98
     7.38%, 02/01/16                                          485                            473
     Pacific Gas & Electric Co., 6.05%, 03/01/34              530                            500
     TXU Corp.
     5.55%, 11/15/14                                          160                            145
     6.55%, 11/15/34                                          300                            264
     TXU Electric Delivery Co., 6.38%, 01/15/15               180                            180
                                                                                             6,934

     Total Corporate Bonds and Notes (cost $114,212)                                         110,083

GOVERNMENT AND AGENCY OBLIGATIONS - 57.3%
GOVERNMENT SECURITIES - 15.4%
Municipals - 0.3%
     Region of Lombardy Italy, 5.80%, 10/25/32                750                            746

Sovereign - 3.2%
     Brazilian Government International Bond
     8.00%, 01/15/18 (f)                                      1,944                          2,051
     8.75%, 02/04/25 (f)                                      1,025                          1,125
     Colombia Government International Bond
     10.00%, 01/23/12                                         80                             90
     10.75%, 01/15/13                                         275                            324
     8.13%, 05/21/24 (l)                                      244                            247
     Corp Andina de Fomento, 6.88%, 03/15/12                  1,050                          1,098
     Mexico Government International Bond
     10.38%, 02/17/09                                         40                             44
     6.38%, 01/16/13 (f)                                      1,561                          1,565
     5.88%, 01/15/14 (l)                                      875                            849
     8.13%, 12/30/19                                          550                            622
     Panama Government International Bond, 7.25%, 03/15/15    500                            505
     Province of Quebec Canada, 4.60%, 05/26/15 (l)           1,475                          1,366
     Russia Government International Bond
     8.25%, 03/31/10                                          289                            300
     11.00%, 07/24/18 (f)                                     625                            862
     5.00%, 03/31/30                                          1,280                          1,362
                                                                                             12,410
Treasury Inflation Index Securities - 1.9%
     U.S. Treasury Inflation Index Note
     2.00%, 01/15/16 (l)                                      4,940                          4,789
     2.00%, 01/15/26 (l)                                      3,020                          2,807
                                                                                             7,596
U.S. Treasury Securities - 10.0%
     U.S. Treasury Bond
     6.25%, 08/15/23 (l)                                      440                            485
     6.13%, 11/15/27 (l)                                      100                            110
     4.50%, 02/15/36 (l)                                      9,950                          8,922
     U.S. Treasury Note
     4.38%, 12/31/07 (l)                                      8,200                          8,102
     3.63%, 01/15/10 (l)                                      3,350                          3,190
     3.50%, 02/15/10 (l)                                      2,270                          2,150
     4.00%, 03/15/10 (l)                                      2,125                          2,046
     5.00%, 02/15/11 (l)                                      5,900                          5,885
     4.50%, 02/28/11 (l)                                      1,780                          1,736
     4.25%, 11/15/14 (l)                                      350                            329
     4.50%, 11/15/15 (l)                                      410                            391
     4.50%, 02/15/16 (l)                                      420                            400
     5.13%, 05/15/16 (l)                                      1,560                          1,558
     U.S. Treasury Strip, 7.04%, 11/15/20 (l)                 10,080                         3,815
                                                                                             39,119
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 41.9%
Federal Home Loan Mortgage Corp. - 2.1%
     Federal Home Loan Mortgage Corp
     4.50%, TBA (c)                                           7,000                          6,343
     6.00%, TBA (c)                                           2,000                          1,969
                                                                                             8,312
Federal National Mortgage Association - 33.6%
     Federal National Mortgage Association,
     5.00%, TBA (c)                                           26,225                         24,748
     5.50%, TBA (c)                                           81,500                         78,612
     6.00%, TBA (c)                                           27,090                         26,660
     5.05%, 09/25/06 (f) (m)                                  225                            222
     10.40%, 04/25/19                                         4                              4
     6.50%, 02/01/26                                          10                             10
     7.50%, 08/01/29                                          10                             10
     8.00%, 08/01/29                                          2                              2
     7.50%, 09/01/29                                          23                             24
     7.50%, 03/01/30                                          8                              8
     8.00%, 04/01/30                                          13                             14
     7.50%, 05/01/30                                          3                              3
     7.50%, 06/01/30                                          11                             11
     7.50%, 07/01/30                                          7                              7
     8.00%, 07/01/30                                          22                             23
     8.00%, 08/01/30                                          7                              7
     7.50%, 09/01/30                                          2                              2
     8.00%, 10/01/30                                          100                            106
     7.50%, 11/01/30                                          6                              6
     7.50%, 12/01/30                                          3                              3
     7.50%, 01/01/31                                          4                              4
     8.00%, 01/01/31                                          66                             70
     7.50%, 02/01/31                                          40                             42
     8.00%, 02/01/31                                          6                              6
     7.50%, 03/01/31                                          9                              9
     6.00%, 07/01/32                                          22                             22
     7.00%, 07/01/32                                          34                             35
     6.00%, 09/01/32                                          148                            147
     7.50%, 09/01/32                                          23                             24
     5.78%, 11/01/35 (f) (g)                                  393                            403
                                                                                             131,244
Government National Mortgage Association - 6.2%
     Government National Mortgage Association
     5.00%, TBA (c)                                           7,400                          7,002
     6.00%, TBA (c)                                           17,200                         17,055
                                                                                             24,057

     Total Government and Agency Obligations (cost $225,864)                                 223,484

SHORT TERM INVESTMENTS - 49.4%
Money Market Funds - 0.1%
     Dreyfus Cash Management Plus Fund, 5.14% (a)             515                            515

Repurchase Agreement - 32.6%
     Repurchase Agreement with Merrill Lynch & Co. Inc.,
     5.14%, (Collateralized by $67,120 Federal Home Loan
     Bank, 6.00%, due 11/15/24, market value $62,925 and $66,305
     Federal Home Loan Bank, 5.38%, due 06/14/13, market
     value $65,891 and $1,245 Federal Home Loan Mortgage
     Corporation, 5.63%, due 11/23/35, market value $1,131)
     acquired on 06/30/06, due 07/03/06 at $127,455 (f)       127,400                        127,400

Securities Lending Collateral - 16.7%
     Mellon GSL Delaware Business Trust Collateral Fund       64,985                         64,985

     Total Short Term Investments (cost $192,900)                                            192,900

Total Investments - 157.8% (cost $622,213)                                                   615,779
Other Assets and Liabilities, Net -  (57.8%)                                                 (225,525)
Total Net Assets - 100%                                                                      $390,254

JNL/Western U.S. Government & Quality Bond Fund
ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 6.3%
ASSET BACKED SECURITIES - 4.0%
Manufactured Housing Asset Backed Securities - 0.3%
     Green Tree Financial Corp., 7.07%, 01/15/29              $547                           $554

Other Asset Backed Securities - 3.7%
     ACE Securities Corp., 5.23%, 02/25/31 (g)                2,137                          2,137
     Countrywide Home Equity Loan Trust, 5.49%, 02/15/34 (g)  2,056                          2,062
     SACO I Inc., 5.28%, 06/25/36 (g) (o)                     2,025                          2,019
     Waverly Community School,  5.21%, 06/25/36 (g)           2,043                          2,043
                                                                                             8,261
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.3%
Commercial and Residential Mortgage Backed Securities - 2.3%
     Commercial Mortgage Pass Through Certificates,
     5.447%, 07/16/34 (e) (f)                                 5,220                          5,168

     Total Asset Backed and Non-U.S. Government
     Mortgage-Backed Securities (cost $14,195)                                               13,983

GOVERNMENT AND AGENCY OBLIGATIONS - 96.2%
GOVERNMENT SECURITIESs - 44.3%
U.S. Treasury Securities - 44.3%
     U.S. Treasury Bond
     6.63%, 02/15/27 (f)                                      2,350                          2,736
     6.38%, 08/15/27 (f)                                      1,000                          1,135
     5.50%, 08/15/28 (f)                                      2,250                          2,312
     5.25%, 02/15/29 (f)                                      2,000                          1,991
     6.13%, 08/15/29 (f)                                      1,250                          1,390
     5.38%, 02/15/31 (f) (m)                                  12,000                         12,207
     U.S. Treasury Note
     4.63%, 02/29/08                                          4,000                          3,964
     3.38%, 11/15/08                                          1,300                          1,249
     3.38%, 10/15/09 (l)                                      15,000                         14,220
     3.88%, 05/15/10 (l)                                      5,800                          5,551
     4.13%, 08/15/10 (l)                                      14,000                         13,498
     4.50%, 02/28/11                                          10,820                         10,550
     4.25%, 08/15/13 (l)                                      8,700                          8,254
     4.25%, 08/15/14 (l)                                      5,000                          4,709
     4.25%, 11/15/14 (l)                                      1,200                          1,129
     4.00%, 02/15/15 (l)                                      10,000                         9,215
     4.25%, 08/15/15 (l)                                      2,000                          1,871
     4.50%, 11/15/15 (l)                                      2,500                          2,381
                                                                                             98,362
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 51.9%
Federal Home Loan Bank - 3.5%
     Federal Home Loan Bank
     5.80%, 09/02/08 (l)                                      3,500                          3,515
     5.25%, 12/11/20                                          4,500                          4,299
                                                                                             7,814
Federal Home Loan Mortgage Corp. - 5.8%
     Federal Home Loan Mortgage Corp
     4.50%, TBA (c)                                           1,000                          943
     5.00%, TBA (c)                                           9,200                          8,590
     7.00%, 07/01/11                                          3                              3
     6.50%, 08/01/13                                          25                             25
     8.25%, 04/01/17                                          2                              2
     8.00%, 07/01/20                                          53                             55
     5.50%, 01/15/23                                          4,413                          197
     6.00%, 11/01/28                                          542                            536
     7.00%, 04/01/29                                          108                            111
     7.00%, 10/01/31                                          6                              6
     7.00%, 11/01/31                                          4                              5
     4.50%, 04/15/32                                          183                            158
     7.00%, 02/01/32                                          139                            142
     7.00%, 03/01/32                                          139                            143
     7.00%, 04/01/32                                          112                            114
     7.00%, 06/01/32                                          21                             21
     7.00%, 08/01/32                                          10                             10
     5.00%, 08/01/33                                          1,870                          1,755
                                                                                             12,816
Federal National Mortgage Association - 36.3%
     Federal National Mortgage Association
     5.00%, TBA (c)                                           12,200                         11,455
     5.50%, TBA (c)                                           30,400                         29,370
     6.00%, TBA (c)                                           2,200                          2,165
     8.00%, 02/01/03                                          25                             27
     4.74%, 02/17/09 (g)                                      2,000                          1,941
     12.50%, 09/20/15                                         1                              2
     12.00%, 01/01/16                                         71                             77
     12.00%, 01/15/16                                         2                              2
     12.50%, 01/15/16                                         36                             39
     5.00%, 02/01/19                                          1,044                          1,007
     10.50%, 08/01/20                                         9                              10
     6.50%, 03/01/26                                          7                              7
     7.00%, 05/01/26                                          10                             10
     7.00%, 11/01/28                                          19                             19
     7.00%, 12/01/28                                          10                             10
     7.00%, 03/01/29                                          50                             51
     8.00%, 07/01/29                                          1                              1
     8.00%, 11/01/29                                          19                             20
     8.00%, 12/01/29                                          35                             37
     7.00%, 01/01/30                                          35                             36
     8.00%, 01/01/30                                          46                             48
     8.00%, 02/01/30                                          10                             10
     8.00%, 05/01/30                                          3                              3
     6.53%, 05/25/30                                          751                            753
     8.00%, 10/01/30                                          42                             45
     8.00%, 01/01/31                                          110                            115
     7.50%, 02/01/31                                          72                             75
     8.00%, 02/01/31                                          22                             23
     8.00%, 03/01/31                                          28                             29
     8.00%, 04/01/31                                          3                              3
     6.00%, 01/01/33                                          1,748                          1,727
     6.00%, 06/01/35                                          198                            195
     5.00%, 09/01/35                                          408                            381
     6.00%, 10/01/35                                          703                            692
     6.00%, 11/01/35                                          1,899                          1,870
     5.00%, 12/01/35                                          662                            620
     6.00%, 02/01/36                                          648                            638
     6.50%, 02/01/36                                          3,922                          3,943
     5.00%, 03/01/36                                          275                            257
     6.00%, 03/01/36                                          1,026                          1,010
     6.50%, 03/01/36                                          3,901                          3,922
     5.00%, 04/01/36                                          2,216                          2,073
     6.00%, 04/01/36                                          1,450                          1,427
     5.00%, 05/01/36                                          587                            549
     5.00%, 06/01/36                                          13,351                         12,481
     6.00%, 06/01/36                                          1,497                          1,473
                                                                                             80,648
Government National Mortgage Association - 6.3%
     Government National Mortgage Association
     5.00%, TBA (c)                                           4,900                          4,636
     6.00%, TBA (c)                                           9,400                          9,321
     13.50%, 07/15/10                                         35                             39
                                                                                             13,996

     Total Government and Agency Obligations (cost $218,010)                                 213,636

SHORT TERM INVESTMENTS - 49.4%
Money Market Funds - 0.1%
     Dreyfus Cash Management Plus Fund, 5.14% (a)             295                            295

Repurchase Agreement - 26.9%
     Repurchase Agreement with Merrill Lynch & Co. Inc., 5.14%,
     (Collateralized by $50,000 Federal Home Loan Bank, 4.36%,
     due 09/10/09, market value $48,875 and $12,225 Federal
     Home Loan Bank, 4.25%, due 09/09/09, market value $11,919)
     acquired on 06/30/06, due 07/03/06 at $59,626 (f)        59,600                         59,600

Securities Lending Collateral - 22.4%
     Mellon GSL Delaware Business Trust Collateral Fund       49,717                         49,717

     Total Short Term Investments (cost $109,612)                                            109,612

Total Investments - 151.9% (cost $341,817)                                                   337,231
Other Assets and Liabilities, Net -  (51.9%)                                                 (115,153)
Total Net Assets - 100%                                                                      $222,078

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2006.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of June 30, 2006, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Goldman Sachs Short Duration Bond Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Select Balanced Fund, JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund, and JNL/Western U.S. Government & Quality Bond Fund are: $6,724; $2,650; $92,640; $10,015; $3,826; $163,381; and $67,049, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) provides an exemption from the registration requirements for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2006 the market value, in thousands, of 144A securities, in JNL/FMR Balanced Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/JPMorgan International Equity Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Money Market Fund, JNL/T.Rowe Price Value Fund, JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund, and JNL/Western U.S. Government & Quality Bond Fund are: $299; $3,625; $13,479; $2,090; $700; $293; $13,119; $3,356;
     $1,024; $7,674; $5,543; $43,021; $13,840; and $5,168, respectively.

(f) All or a portion of the security has been segregated to cover an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of June 30, 2006.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2006.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of June 30, 2006.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

(o) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of June 30, 2006 the percentage of net assets invested in fair valued securites are as follows: JNL/Lazard Emerging Markets Fund - 1.1%; JNL/Western Strategic Bond Fund - 4.6%.

(p) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2006.

* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com, www.sec.gov, or call the Service Center at 800-766-4683

Abbreviations:
ADR - American Depository Receipt          MXN - Mexican Peso
AUD - Australian Dollar                    NOK - Norwegian Krone
BRL - Brazilian Real                       NYS - New York Shares
BZD - Belize Dollar                        NZD - New Zealand Dollar
CAD - Canadian Dollar                      PEN - Peruvian New Sol
CHF - Swiss Franc                          PLN - Polish Zloty
CLP - Chilean Peso                         RUB - Russian Ruble
DKK - Danish Krone                         SEK - Swedish Krona
EUR - European Currency Unit (Euro)        SGD - Singapore Dollar
GBP - British Pound                        SKK - Slovakian Koruna
GDR - Global Depository Receipt            TBA - To Be Announced
HKD - Hong Kong Dollar                     TWD - New Taiwan Dollar
INR - Indian Rupee                         USD - United States Dollar
JPY - Japanese Yen                         ZAR - South African Rand
KRW - Korean Won

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SCHEDULE OF OPTIONS WRITTEN:
------------------------------------------------------------------------------------------------------------------------------------
                                                          EXPIRATION DATE      EXERCISE PRICE    CONTRACTS      MARKET VALUE (000'S)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 4.78% fixed         8/8/2006                N/A                 30                       $ -
U.S. 10-Year Treasury Note Future Call Option          8/25/2006                106.00              39                      (10)
U.S. 10-Year Treasury Note Future Call Option          8/25/2006                108.00             356                      (11)
U.S. 10-Year Treasury Note Future Put Option           8/25/2006                103.00             395                      (56)
Eurodollar Future Put Option                           9/18/2006                 95.00              41                      (59)
Eurodollar Future Call Option                          9/19/2006                 95.50              22                         -
Eurodollar Future Put Option                           9/19/2006                 95.25              89                     (185)
Eurodollar Future Put Option                           9/19/2006                 95.50              22                      (59)
Call Swaption, 3 month LIBOR versus 4.54% fixed        10/4/2006                n/a                 60                         -
Call Swaption, 3 month LIBOR versus 4.54% fixed        10/4/2006                n/a                 40                         -
Call Swaption, 3 month LIBOR versus 4.56% fixed       10/18/2006                n/a                 80                         -
Call Swaption, 3 month LIBOR versus 5.21% fixed       10/25/2006                n/a                 23                       (3)
Eurodollar Future Put Option                          12/18/2006                 95.25             518                   (1,098)
Eurodollar Future Put Option                          12/18/2006                 95.00              62                      (94)
Eurodollar Future Put Option                          12/19/2006                 95.50              20                      (55)
Eurodollar Future Put Option                          12/20/2006                 95.50              18                      (19)
Put Swaption, 6 month LIBOR versus 4.5% fixed         12/20/2006                n/a                103                     (112)
Call Swaption, 3 month LIBOR versus 4.85% fixed       12/22/2006                n/a                 70                       (3)
Call Swaption, 3 month LIBOR versus 5.24% fixed         2/1/2007                n/a                 69                      (26)
Call Swaption, 3 month LIBOR versus 5.04% fixed         3/8/2007                n/a                 40                       (8)
Call Swaption, 3 month LIBOR versus 5.04% fixed         3/8/2007                n/a                 90                      (18)
Eurodollar Future Put Option                           3/19/2007                 95.25              23                      (47)
Call Swaption, 3 month LIBOR versus 5.22% fixed        4/19/2007                n/a                 40                      (17)
Call Swaption, 3 month LIBOR versus 5.32% fixed         5/9/2007                n/a                154                      (91)
Call Swaption, 3 month LIBOR versus 5.30% fixed        5/23/2007                n/a                130                      (78)
Call Swaption, 3 month LIBOR versus 5.33% fixed         6/7/2007                n/a                 30                      (20)
Call Swaption, 3 month LIBOR versus 5.34% fixed         6/7/2007                n/a                130                      (89)
Call Swaption, 3 month LIBOR versus 5.6% fixed         6/30/2007                n/a                130                     (144)
                                                                                                                    ------------
                                                                                                                       $ (2,302)
                                                                                                                    ============

JNL/Western Strategic Bond Fund
U.S. 10-Year Treasury Note Future Call Option         11/21/2006             107.00                 38                      (13)
U.S. 10-Year Treasury Note Future Call Option         11/21/2006             108.00                 38                       (7)
U.S. 10-Year Treasury Note Future Put Option          11/21/2006             101.00                 38                       (6)
U.S. 10-Year Treasury Note Future Put Option          11/21/2006             102.00                 38                      (11)
                                                                                                                    ------------
                                                                                                                          $ (37)
                                                                                                                    ============

                                            ------------------------------------------------------------------------------
SUMMARY OF WRITTEN OPTIONS (IN THOUSANDS EXCEPT CONTRACTS):                       Number of Contracts                   Premiums

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2005                                                  1,619                            $ 1,120
                                            Options written during the period             4,999                              1,171
                                            Options closed during the period              (130)                               (89)
                                            Options exercised during the period              -                                   -
                                            Options expired during the period           (3,664)                              (272)
                                                                                  -------------                       ------------
Options outstanding at June 30, 2006                                                     2,824                            $  1,930
                                                                                  =============                       ============

JNL/Western Strategic Bond Fund
Options outstanding at December 31, 2005                                                     -                                 $ -
                                            Options written during the period               622                                158
                                            Options closed during the period              (470)                              (122)
                                            Options exercised during the period              -                                   -
                                            Options expired during the period                -                                   -
                                                                                  -------------                       ------------
Options outstanding at June 30, 2006                                                        152                               $ 36
                                                                                  =============                       ============


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2006

SUMMARY OF SWAP AGREEMENTS :
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                                                NOTIONAL AMOUNT          APPRECIATION/(DEPRECIATION)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 6 month LIBOR, 06/15/07                                      7,000     GBP            $         (59)
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 3 month LIBOR, 06/21/08                   $                 20,100     USD                      (24)
    Receive fixed rate equal to 2.1025% and pay floating rate
          based on French CPI excluding tobacco, 10/15/10                       2,700     EUR                       (7)
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 6 month LIBOR, 06/16/11                                      5,400     GBP                     (116)
Deutsche Bank
    Receive floating rate based on 6 month EURIBOR and pay fixed
          rate equal to 4.00%, 12/15/11                                         6,100     EUR                        45
    Receive floating rate based on 6 month EURIBOR and pay fixed
          rate equal to 4.00%, 12/15/11                                         7,900     EUR                         9
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 3 month LIBOR, 12/20/36                                        400     USD                       (4)
Goldman Sachs Capital Markets, L.P.
    Credit default agreement on Dow Jones Index, 12/20/10                       N/A                                   -
    Receive floating rate based on 6 month LIBOR and pay fixed
          rate equal to 2.00%, 06/15/12                                        18,100     JPY                         2
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 3 month LIBOR, 12/20/16                                      1,200     USD                      (15)
HSBC Bank USA, N.A.
    Credit default agreement on Russian Federation, 09/20/06                    N/A                                   -
JPMorgan Chase Bank
    Credit default agreement on United Mexican States, 03/20/16                 N/A                                   7
Lehman Brothers Special Financing Inc.
    Receive fixed rate equal to 4.50% and pay floating rate
          based on 6 month LIBOR, 09/20/09                                      3,800     GBP                      (94)
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 3 month LIBOR, 12/15/35                                        300     USD                       (8)
Merrill Lynch Capital Services, Inc.
    Credit default agreement on Federal Republic of Brazil, 04/20/16            N/A                                   6
    Receive floating rate based on 6 month LIBOR and pay fixed
          rate equal to 4.00%, 12/15/35                                           100     GBP                         -
Morgan Stanley Capital Services Inc.
    Credit default agreement on Russian Federation, 06/20/07                    N/A                                   -
    Receive floating rate based on 6 month LIBOR and pay fixed
          rate equal to 2.00%, 06/15/12                                       130,000     JPY                         6
Royal Bank of Scotland
    Receive fixed rate equal to 5.00% and pay floating rate
          based on 3 month LIBOR, 12/20/11                                      4,100     USD                      (35)
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
          rate equal to 2.00%, 06/15/12                                       380,000     JPY                       (8)
                                                                                                           ------------
                                                                                                                $ (295)
                                                                                                           ============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2006


SUMMARY OF INVESTMENTS BY COUNTRY:
-------------------------------------------------------------------------------------------------------------------------
                                                                                                         JNL/Mellon
                       JNL/AIM                                                      JNL/Lazard            Capital
                      Large Cap     JNL/FMR      JNL/JPMorgan      JNL/JPMorgan      Emerging            Management
                       Growth       Mid-Cap      International     International     Markets           International
                        Fund      Equity Fund    Equity Fund        Value Fund         Fund              Index Fund
-------------------------------------------------------------------------------------------------------------------------

Argentina                  - %         - %                 - %              - %          0.9 %                   - %
Australia                  -           -                 1.4              1.9              -                   5.1
Austria                    -           -                   -                -              -                   0.6
Belgium                    -           -                 1.8                -              -                   1.2
Bermuda                  1.6         2.5                   -                -            2.3                     -
Brazil                   1.2           -                 1.3              1.0           17.1                     -
Canada                     -         2.8                   -                -              -                     -
Denmark                    -           -                   -                -              -                   0.7
Egypt                      -           -                   -                -            3.8                     -
Finland                  1.1         1.7                 1.4              1.6              -                   1.5
France                     -         1.5                12.9             15.3              -                   9.3
Germany                    -           -                 4.6              7.4              -                   6.8
Greece                     -           -                   -              1.0              -                   0.6
Hong Kong                  -           -                 1.1              2.0            3.6                   1.6
Hungary                    -           -                   -                -            1.5                     -
India                      -           -                   -                -            3.5                     -
Indonesia                  -           -                   -                -            4.5                     -
Ireland                    -           -                 0.7              1.0              -                   0.8
Israel                     -           -                   -                -            2.8                     -
Italy                      -           -                 5.3              9.0              -                   3.8
Japan                    3.3         0.7                22.6             20.8              -                  24.1
Luxembourg                 -           -                   -              1.5              -                   0.3
Malaysia                   -         0.2                   -                -              -                     -
Mexico                   2.1           -                 0.5                -            6.0                     -
Morocco                    -           -                   -                -            1.0                     -
Netherlands                -           -                 4.8              6.0            0.5                   4.5
New Zealand                -           -                   -                -              -                   0.2
Norway                     -           -                   -              1.7              -                   0.8
Panama                     -           -                   -                -              -                     -
Philippines                -         0.9                   -                -            1.2                     -
Portugal                   -           -                   -                -              -                   0.3
Russia                     -           -                   -                -            2.6                     -
Singapore                  -           -                   -              0.8              -                   0.8
South Africa               -           -                   -                -            5.5                     -
South Korea              1.1           -                 0.9              1.9           16.5                     -
Spain                      -           -                 2.7                -              -                   3.8
Sweden                     -           -                 1.4                -              -                   2.3
Switzerland              3.7         0.1                11.3              2.3              -                   6.9
Taiwan                     -           -                   -                -            8.0                     -
Thailand                   -           -                   -                -            0.4                     -
Turkey                     -           -                   -                -            3.3                     -
Tunisia                    -           -                   -                -              -                     -
United Kingdom           3.0           -                23.8             21.7            1.3                  22.6
United States           82.9        89.6                 1.5              3.1           13.7                   1.4
          ---------------------------------------------------------------------------------------------------------

TOTAL
INVESTMENTS             100.0%     100.0%               100.0%          100.0%          100.0%                  100.0%
          ==============================================================================================================


                           JNL/        JNL/PIMCO  JNL/Select JNL/Select    JNL/T.Rowe
                       Oppenheimer    Total Return  Global   Large Cap       Price
                      Global Growth      Bond       Growth     Growth     Established
                           Fund          Fund        Fund       Fund      Growth Fund
----------------------------------------------------------------------------------------

Argentina                     - %          - %        - %        - %           - %
Australia                   0.3            -          -          -           1.1
Austria                       -            -         1.0         -           0.7
Belgium                       -          1.9         0.8         -             -
Bermuda                     0.5            -          -          -           1.5
Brazil                      1.5          0.2         1.3        0.5            -
Canada                      1.7            -         2.8        3.4          1.4
Denmark                     0.3            -          -          -             -
Egypt                         -            -          -          -             -
Finland                     0.7            -          -          -           0.9
France                      5.8          7.2         5.3        2.8          1.3
Germany                     4.9          4.6         2.9        1.4            -
Greece                        -            -         1.0         -             -
Hong Kong                   0.4            -          -          -             -
Hungary                       -            -          -          -             -
India                       2.7            -          -          -           1.1
Indonesia                     -            -          -          -             -
Ireland                       -            -         1.4        0.7          0.8
Israel                        -            -           -         -             -
Italy                       0.4            -          -          -           0.7
Japan                      11.2          0.2        12.0         -             -
Luxembourg                    -            -          -          -             -
Malaysia                      -            -          -          -             -
Mexico                      1.9            -         2.9        0.9          1.8
Morocco                       -            -          -          -             -
Netherlands                 2.1          0.1         1.4        0.9            -
New Zealand                   -            -          -          -             -
Norway                      0.3            -          -          -             -
Panama                        -          0.1          -          -             -
Philippines                   -            -          -          -             -
Portugal                      -            -          -          -             -
Russia                        -            -          -          -             -
Singapore                   0.3            -          -          -             -
South Africa                  -            -          -          -             -
South Korea                 2.2            -         2.4         -           0.4
Spain                       0.8          0.7          -          -             -
Sweden                      5.4            -          -          -           0.9
Switzerland                 3.3            -         3.4        3.2          4.4
Taiwan                      1.2            -         1.0         -             -
Thailand                      -            -          -          -             -
Turkey                        -            -          -          -             -
Tunisia                       -          0.1          -          -             -
United Kingdom             12.0          0.2        12.9        4.2          0.5
United States              40.1         84.7        47.5       82.0         82.5
          ------------------------------------------------------------------------------

TOTAL
INVESTMENTS               100.0%        100.0%      100.0%     100.0%        100.0%
          ==============================================================================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2006

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                            CONTRACTS           UNREALIZED
                                             LONG/            APPRECIATION/
                                            (SHORT)           (DEPRECIATION)

JNL/JPMorgan International Value Fund
Dow Jones Euro Stoxx 50 Future
   Expiration September 2006                      53                        $ 63
FTSE 100 Index Future
   Expiration September 2006                      20                          32
Topix Japanese Yen Future
   Expiration September 2006                      14                          69
                                                          -----------------------
                                                          -----------------------
                                                                           $ 164
                                                          =======================
                                                          =======================

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 Future
   Expiration September 2006                       4                         $ 5
                                                          =======================
                                                          =======================


JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration September 2006                      48                        $ 85
FTSE 100 Index Future
   Expiration September 2006                      18                          53
Topix Japanese Yen Future
   Expiration September 2006                      13                          70
                                                          -----------------------
                                                          -----------------------
                                                                           $ 208
                                                          =======================
                                                          =======================

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
   Expiration September 2006                     178                       $ 268
                                                          =======================
                                                          =======================

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
   Expiration September 2006                     112                        $ 79
                                                          =======================
                                                          =======================

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
   Expiration September 2006                     105                       $ 308
                                                          =======================
                                                          =======================


-----------------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                                  NOTIONAL                        APPRECIATION/
                                                   AMOUNT                         (DEPRECIATION)

JNL/Goldman Sachs Short Duration Bond Fund
Eurodollar Future
   Expiration September 2006                       $ 42,000    USD                        $ (24)
Eurodollar Future
   Expiration December 2006                          40,000    USD                          (29)
U.S. Treasury Note Future, 5-Year, 6.00%
   Expiration September 2006                        (59,700)   USD                           314
U.S. Treasury Note Future, 2-Year, 6.00%
   Expiration September 2006                         87,800    USD                         (306)
U.S. Treasury Note Future, 10-Year, 6.00%
   Expiration September 2006                         (1,400)   USD                           (6)
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2006                        (14,700)   USD                           124
Eurodollar Future
   Expiration March 2007                             40,000    USD                          (29)
                                                                   -      ----------------------
                                                                   -      ----------------------
                                                                                            $ 44
                                                                   =      ======================
                                                                   =      ======================

JNL/PIMCO Total Return Bond Fund
Euro Bobl Government Note Future, 5-Year, 6.00%
   Expiration September 2006                          1,300    EUR                        $ (16)
Eurodollar Future
   Expiration September 2006                      $ 658,000    USD                         (445)
U.S. Treasury Note Future, 5-Year, 6.00%
   Expiration September 2006                         22,800    USD                         (146)
U.S. Treasury Note Future, 10-Year, 6.00%
   Expiration September 2006                         10,400    USD                          (67)
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2006                          8,200    USD                           (8)
Eurodollar Future
   Expiration December 2006                       1,307,000    USD                       (1,276)
Eurodollar Future
   Expiration March 2007                            650,000    USD                       (1,210)
Eurodollar Future
   Expiration June 2007                             537,000    USD                         (922)
Eurodollar Future
   Expiration September 2007                        438,000    USD                         (687)
Eurodollar Future
   Expiration December 2007                         226,000    USD                         (203)
Eurodollar Future
   Expiration March 2008                             64,000    USD                          (43)
                                                                   -      ----------------------
                                                                   -      ----------------------
                                                                                       $ (5,023)
                                                                   =      ======================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS  (IN THOUSANDS)
JUNE 30, 2006

SCHEDULE OF FUTURES CONTRACTS: (CONTINUED)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
                                             NOTIONAL                            APPRECIATION/
                                              AMOUNT                            (DEPRECIATION)

JNL/Select Balanced Fund
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2006                        $ (3,100)    USD               $ 41
                                                                         ==============
                                                                         ==============

JNL/Western Strategic Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2006                         $ 3,700     USD                $ 1
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration September 2006                          12,100     USD               (84)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2006                          35,700     USD               (34)
U.S. Treasury Note Future, 10-Year, 6.00%
   Expiration September 2006                         (20,300)    USD                146
                                                                         --------------
                                                                         --------------
                                                                                   $ 29
                                                                         ==============
                                                                         ==============

JNL/Western U.S. Government & Quality Bond Fund
U.S. Treasury Bond Future, 20-Year, 6.00%
   Expiration September 2006                         $ 1,700     USD             $ (26)
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration September 2006                           5,000     USD               (31)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2006                             500     USD                (4)
U.S. Treasury Note Future, 10-Year, 6.00%
   Expiration September 2006                          (3,400)    USD                 11
                                                                         --------------
                                                                         --------------
                                                                                 $ (50)
                                                                         ==============
                                                                         ==============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2006

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------------------------------------------

                     CURRENCY             SETTLEMENT                  NOTIONAL                CURRENCY            UNREALIZED
                  PURCHASED/SOLD             DATE                      AMOUNT                  VALUE             GAIN/(LOSS)

JNL/FMR Balanced Fund
                      EUR/USD              7/5/2006                        5 EUR                 $ 6                      $ -
                      USD/EUR              7/5/2006                     (21) EUR                 (27)                       -
                                                                                 --------------------  -----------------------
                                                                                               $ (21)                     $ -
                                                                                 ====================  =======================

JNL/JPMorgan International Value Fund
                      AUD/CHF             8/25/2006                    1,634 AUD             $ 1,213                      $ 4
                      AUD/CHF             8/25/2006                      817 AUD                 606                      (2)
                      AUD/USD             8/25/2006                    1,592 AUD               1,182                        8
                      AUD/USD             8/25/2006                   12,856 AUD               9,544                    (208)
                      CHF/EUR             8/25/2006                    2,003 CHF               1,649                     (18)
                      CHF/SEK             8/25/2006                    7,935 CHF               6,531                     (14)
                      CHF/USD             8/25/2006                    8,210 CHF               6,757                     (68)
                      EUR/CHF             8/25/2006                  (1,197) EUR                (985)                       7
                      EUR/GBP             8/25/2006                   10,406 EUR              13,357                       53
                      EUR/NOK             8/25/2006                      926 EUR               1,188                       25
                      EUR/SEK             8/25/2006                      969 EUR               1,244                     (25)
                      EUR/USD             8/25/2006                    6,851 EUR               8,794                     (77)
                      EUR/USD             8/25/2006                    8,559 EUR              10,986                      150
                      GBP/USD             8/25/2006                   12,662 GBP              23,441                    (329)
                      GBP/USD             8/25/2006                    4,045 GBP               7,488                       26
                      HKD/USD             8/25/2006                   14,558 USD               1,878                      (2)
                      JPY/CHF             8/25/2006                  (2,767) EUR              (2,278)                    (20)
                      JPY/GBP             8/25/2006                  (3,073) GBP              (5,689)                    (42)
                      JPY/USD             8/25/2006                1,271,732 JPY              11,201                    (306)
                      NOK/EUR             8/25/2006                  (1,629) NOK              (2,091)                    (34)
                      SEK/EUR             8/25/2006                  (1,970) SEK              (2,529)                      36
                      SEK/USD             8/25/2006                   98,164 SEK              13,708                      229
                      USD/AUD             8/25/2006                  (1,288) AUD                (956)                      17
                      USD/EUR             8/25/2006                  (3,479) EUR              (4,465)                      44
                      USD/EUR             8/25/2006                 (46,082) EUR             (59,150)                   (153)
                      USD/GBP             8/25/2006                  (4,048) GBP              (7,494)                     177
                      USD/GBP             8/25/2006                  (1,507) GBP              (2,789)                    (12)
                      USD/HKD             8/25/2006                 (17,369) HKD              (2,240)                       3
                      USD/JPY             8/25/2006                (683,041) JPY              (6,016)                    (19)
                      USD/JPY             8/25/2006                (320,002) JPY              (2,818)                      92
                      USD/NOK             8/25/2006                 (26,737) CHF              (4,313)                      86
                                                                                 -------------------------  -----------------------
                                                                                            $ 16,954                  $ (372)
                                                                                 =========================  =======================

JNL/Lazard Emerging Markets Fund
                      USD/HKD             7/5/2006                     (109) HKD               $ (14)                     $ -
                      ZAR/USD             7/5/2006                       470 ZAR                  66                        -
                      ZAR/USD             7/6/2006                        31 ZAR                   4                        -
                      ZAR/USD             7/7/2006                        98 ZAR                  14                        -
                                                                                 -------------------------  -----------------------
                                                                                  $               70                      $ -
                                                                                 =========================  =======================

JNL/Mellon Capital Management International Index Fund
                      EUR/USD             9/21/2006                    3,972 EUR             $ 5,107                     $ 67
                      GBP/USD             9/21/2006                    2,231 GBP               4,133                       22
                      GBP/USD             9/21/2006                       57 GBP                 105                        -
                      JPY/USD             9/21/2006                  213,685 JPY               1,889                       13
                      JPY/USD             9/21/2006                  219,225 JPY               1,938                      (6)
                      USD/EUR             9/21/2006                  (3,026) EUR              (3,891)                    (77)
                      USD/GBP             9/21/2006                    (111) GBP                (205)                       -
                      USD/GBP             9/21/2006                  (1,603) GBP              (2,970)                    (47)
                      USD/JPY             9/21/2006                (376,046) JPY              (3,324)                    (53)
                                                                                 -------------------------  -----------------------
                                                                                             $ 2,782                   $ (81)
                                                                                 =========================  =======================


             CURRENCY                     SETTLEMENT               NOTIONAL                CURRENCY                      UNREALIZED
          PURCHASED/SOLD                     DATE                   AMOUNT                   VALUE                       GAIN/(LOSS)

JNL/Oppenheimer Global Growth Fund
              USD/EUR                       7/5/2006                       (12) EUR             $ (15)                          $ -
                                                                                    ------------------  ----------------------------
                                                                                                $ (15)                          $ -
                                                                                    ==================  ============================

JNL/PIMCO Total Return Bond Fund
              BRL/USD                      7/31/2006                        866 BRL             $ 400                          $ 26
              BRL/USD                      9/29/2006                        431 BRL               196                            11
              CAD/USD                      7/27/2006                      2,049 CAD             1,837                           (21)
              CLP/USD                      7/31/2006                    188,580 CLP               350                            (8)
              CLP/USD                      8/17/2006                    111,000 CLP               206                            (2)
              CLP/USD                      9/29/2006                     36,980 CLP                68                             1
              CNY/USD                      3/19/2007                      3,257 CNY               415                            (6)
              CNY/USD                      3/20/2007                      1,544 CNY               197                            (3)
              EUR/USD                      7/20/2006                         60 EUR                77                             1
              GBP/USD                      7/27/2006                      1,425 GBP             2,636                             9
              INR/USD                      8/24/2006                     12,004 INR               261                            (7)
              INR/USD                      9/20/2006                      6,465 INR               140                            (3)
              JPY/USD                      8/15/2006                  1,971,880 JPY            17,343                          (539)
              KRW/USD                      7/26/2006                    162,600 KRW               172                             6
              KRW/USD                      8/24/2006                    254,147 KRW               269                             5
              KRW/USD                      9/21/2006                    547,922 KRW               580                            15
              KRW/USD                      9/26/2006                    162,600 KRW               172                             2
              KRW/USD                      5/25/2007                    887,318 KRW               943                            (6)
              MXN/USD                      8/31/2006                      4,490 MXN               395                           (27)
              MXN/USD                      9/20/2006                      1,125 MXN                99                            (6)
              PEN/USD                      8/21/2006                      1,844 PEN               565                            13
              PEN/USD                      9/13/2006                        353 PEN               108                             2
              PLN/USD                     11/24/2006                        307 PLN                97                            (3)
              RUB/USD                      7/31/2006                      2,119 RUB                79                             3
              RUB/USD                       8/7/2006                     12,790 RUB               477                            23
              RUB/USD                      9/22/2006                      3,058 RUB               114                             4
              RUB/USD                      9/29/2006                      2,119 RUB                79                             1
              SGD/USD                      7/26/2006                        126 SGD                80                             2
              SGD/USD                      8/24/2006                        878 SGD               556                            14
              SGD/USD                      8/24/2006                        356 SGD               226                            (2)
              SGD/USD                      9/21/2006                        172 SGD               109                             2
              SGD/USD                      9/26/2006                        116 SGD                74                             1
              SKK/USD                       9/5/2006                     14,251 SKK               475                            14
              SKK/USD                      9/29/2006                      3,350 SKK               112                             3
              TWD/USD                      8/24/2006                     13,612 TWD               424                            (9)
              TWD/USD                      9/21/2006                      3,337 TWD               104                            (1)
              USD/BRL                      7/31/2006                      (866) BRL              (400)                          (22)
              USD/CLP                      7/31/2006                  (151,600) CLP              (281)                            3
              USD/CLP                      7/31/2006                   (36,980) CLP               (69)                           (1)
              USD/EUR                      7/20/2006                      (500) EUR              (640)                          (10)
              USD/EUR                      7/31/2006                   (21,160) EUR           (27,116)                          120
              USD/EUR                      7/31/2006                   (45,336) EUR           (58,097)                       (1,157)
              USD/EUR                      9/29/2006                   (10,108) EUR           (13,004)                         (180)
              USD/INR                      8/24/2006                   (10,080) INR              (219)                            4
              USD/KRW                      7/26/2006                  (162,600) KRW              (172)                           (2)
              USD/KRW                      9/21/2006                  (494,977) KRW              (524)                          (15)
              USD/MXN                      8/31/2006                    (2,820) MXN              (248)                            6
              USD/PEN                      8/21/2006                    (1,844) PEN              (565)                          (19)
              USD/PEN                      9/13/2006                      (353) PEN              (108)                           (4)
              USD/RUB                      7/31/2006                    (2,119) RUB               (79)                           (1)
              USD/RUB                       8/7/2006                   (10,590) RUB              (395)                          (15)

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2006

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------

                   CURRENCY                SETTLEMENT                NOTIONAL                 CURRENCY                  UNREALIZED
                PURCHASED/SOLD                DATE                    AMOUNT                   VALUE                    GAIN/(LOSS)

JNL/PIMCO Total Return Bond Fund (continued)
                    USD/SGD                 7/26/2006                       (126) SGD                    $ (80)           $ (1)
                    USD/SGD                 8/24/2006                       (878) SGD                     (556)            (12)
                    USD/SKK                 9/5/2006                      (8,940) SKK                     (298)            (12)
                    USD/TWD                 8/24/2006                     (6,520) TWD                     (203)              -
                    USD/TWD                 9/21/2006                     (3,337) TWD                     (104)
                    USD/ZAR                 8/3/2006                        (164) ZAR                      (23)              1
                    ZAR/USD                 8/3/2006                          164 ZAR                        23              (4)
                    ZAR/USD                 10/3/2006                         164 ZAR                        23              (1)
                    ZAR/USD                 11/2/2006                         111 ZAR                        15              (2)
                                                                                           -------------------  --------------
                                                                                                     $ (72,685)       $ (1,809)
                                                                                           ===================  ==============

JNL/Select Global Growth Fund
                    USD/EUR                 7/5/2006                         (89) EUR                   $ (114)            $ -
                                                                                            -------------------  --------------
                                                                                                        $ (114)            $ -
                                                                                            ===================  ==============

JNL/T. Rowe Price Value Fund
                    USD/EUR                 7/3/2006                        (494) EUR                   $ (632)          $ (14)
                    USD/EUR                 7/5/2006                        (316) EUR                     (405)             (8)
                                                                                            -------------------  --------------
                                                                                                      $ (1,037)          $ (22)
                                                                                            ===================  ==============



JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006



                                                          JNL/AIM                   JNL/AIM                     JNL/AIM
                                                         Large Cap                Real Estate                  Small Cap
ASSETS                                                  Growth Fund                   Fund                    Growth Fund
                                                    ---------------------  ---------------------------  -------------------------

Investments - unaffiliated, at value (a) (b)                   $ 344,969                    $ 158,430                   $ 61,140
Investments - affiliated, at value and cost                       16,130                        6,302                      1,268
Cash                                                                   -                            -                          -
Foreign currency (c)                                                  35                            3                          -
Receivables:
   Dividends and interest                                            211                          513                         19
   Forward currency contracts                                          -                            -                          -
   Foreign taxes recoverable                                          18                            -                          -
   Fund shares sold                                                  457                          416                         81
   Investment securities sold                                      7,638                          950                        194
   Unrealized appreciation on swap agreements                          -                            -                          -
   Variation margin                                                    -                            -                          -
                                                    ---------------------  ---------------------------  -------------------------
TOTAL ASSETS                                                     369,458                      166,614                     62,702
                                                    ---------------------  ---------------------------  -------------------------

LIABILITIES
Cash overdraft                                                         -                            -                          -
Payables:
   Administrative fees                                                28                           11                          4
   Advisory fees                                                     197                           79                         36
   Investment securities purchased (Note 2)                        3,697                        1,165                          -
   Dividends                                                           -                            -                          -
   Forward currency contracts                                          -                            -                          -
   Fund shares redeemed                                              425                          150                        137
   Trustee fees                                                        3                            -                          1
   Other expenses                                                      1                            1                          1
   Unrealized depreciation on swap agreements                          -                            -                          -
   12b-1 service fee (Class A)                                        56                           22                          9
   Variation margin                                                    -                            -                          -
Investment securities sold short, at value (d)                         -                            -                          -
Options written, at value (e)                                          -                            -                          -
Return of collateral for securities loaned                        14,293                       22,725                      9,368

                                                    ---------------------  ---------------------------  -------------------------
TOTAL LIABILITIES                                                 18,700                       24,153                      9,556
                                                    ---------------------  ---------------------------  -------------------------
NET ASSETS                                                     $ 350,758                    $ 142,461                   $ 53,146
                                                    =====================  ===========================  =========================

NET ASSETS CONSIST OF:
Paid-in capital                                                $ 302,968                    $ 119,416                   $ 39,072
Undistributed (excess of distributions over)
   net investment income                                             242                        2,359                       (217)
Accumulated net realized gain (loss)                              15,675                        4,397                      8,031
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                       31,873                       16,289                      6,260
                                                    ---------------------  ---------------------------  -------------------------
                                                               $ 350,758                    $ 142,461                   $ 53,146
                                                    =====================  ===========================  =========================

CLASS A
Net assets                                                     $ 350,491                    $ 142,268                   $ 52,955
Shares outstanding (no par value),
   unlimited shares authorized                                    28,263                       10,578                      3,669
Net asset value per share                                        $ 12.40                      $ 13.45                    $ 14.43
                                                    =====================  ===========================  =========================

CLASS B
Net assets                                                         $ 267                        $ 193                      $ 191
Shares outstanding (no par value),
   unlimited shares authorized                                        22                           15                         14
Net asset value per share                                        $ 12.46                      $ 13.48                    $ 14.50
                                                    =====================  ===========================  =========================
--------------------------------------------------

(a)   Including securities on loan of:                          $ 13,925                     $ 21,997                    $ 9,033
(b)   Investments - unaffiliated, at cost                        313,098                      142,140                     54,880
(c)   Foreign currency cost                                           35                            3                          -
(d)   Proceeds from securities sold short                              -                            -                          -
(e)   Premiums from options written                                    -                            -                          -


                                                             JNL/Alger               JNL/Eagle                JNL/Eagle
                                                              Growth                Core Equity                SmallCap
ASSETS                                                         Fund                    Fund                  Equity Fund
                                                       ----------------------  ----------------------  -------------------------

Investments - unaffiliated, at value (a) (b)                       $ 244,997               $ 164,757                  $ 204,479
Investments - affiliated, at value and cost                            2,978                   4,873                      3,494
Cash                                                                       -                       -                          -
Foreign currency (c)                                                       -                       -                          -
Receivables:
   Dividends and interest                                                248                     181                         14
   Forward currency contracts                                              -                       -                          -
   Foreign taxes recoverable                                               -                       -                          -
   Fund shares sold                                                      164                      37                        144
   Investment securities sold                                         12,014                       -                        904
   Unrealized appreciation on swap agreements                              -                       -                          -
   Variation margin                                                        -                       -                          -
                                                       ----------------------  ----------------------  -------------------------
TOTAL ASSETS                                                         260,401                 169,848                    209,035
                                                       ----------------------  ----------------------  -------------------------
                                                                                                        .
LIABILITIES
Cash overdraft                                                             -                       -                          -
Payables:
   Administrative fees                                                    19                      13                         14
   Advisory fees                                                         129                      89                        103
   Investment securities purchased (Note 2)                           13,654                     643                      1,682
   Dividends                                                               -                       -                          -
   Forward currency contracts                                              -                       -                          -
   Fund shares redeemed                                                  350                      46                        207
   Trustee fees                                                            3                       3                          2
   Other expenses                                                          1                       -                          1
   Unrealized depreciation on swap agreements                              -                       -                          -
   12b-1 service fee (Class A)                                            37                      27                         28
   Variation margin                                                        -                       -                          -
Investment securities sold short, at value (d)                             -                       -                          -
Options written, at value (e)                                              -                       -                          -
Return of collateral for securities loaned                            18,233                   5,932                     34,644

                                                       ----------------------  ----------------------  -------------------------
TOTAL LIABILITIES                                                     32,426                   6,753                     36,681
                                                       ----------------------  ----------------------  -------------------------
NET ASSETS                                                         $ 227,975               $ 163,095                  $ 172,354
                                                       ======================  ======================  =========================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 294,260               $ 154,847                  $ 126,215
Undistributed (excess of distributions over)
   net investment income                                                 241                   1,030                       (598)
Accumulated net realized gain (loss)                                 (65,628)                  3,674                     11,324
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                             (898)                  3,544                     35,413
                                                       ----------------------  ----------------------  -------------------------
                                                                   $ 227,975               $ 163,095                  $ 172,354
                                                       ======================  ======================  =========================

CLASS A
Net assets                                                         $ 227,820               $ 162,950                  $ 172,191
Shares outstanding (no par value),
   unlimited shares authorized                                        13,505                  10,609                      7,897
Net asset value per share                                            $ 16.87                 $ 15.36                    $ 21.80
                                                       ======================  ======================  =========================

CLASS B
Net assets                                                             $ 155                   $ 145                      $ 163
Shares outstanding (no par value),
   unlimited shares authorized                                             9                      10                          7
Net asset value per share                                            $ 16.92                 $ 15.46                    $ 21.93
                                                       ======================  ======================  =========================
-------------------------------------------------------

(a)   Including securities on loan of:                              $ 17,709                 $ 5,792                   $ 32,547
(b)   Investments - unaffiliated, at cost                            245,895                 161,213                    169,066
(c)   Foreign currency cost                                                -                       -                          -
(d)   Proceeds from securities sold short                                  -                       -                          -
(e)   Premiums from options written                                        -                       -                          -

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006



                                                                JNL/FMR                 JNL/FMR              JNL/Franklin
                                                               Balanced                 Mid-Cap                Templeton
ASSETS                                                           Fund                 Equity Fund             Income Fund
                                                         ----------------------  ----------------------  ----------------------

Investments - unaffiliated, at value (a) (b)                         $ 176,607               $ 241,102                $ 36,003
Investments - affiliated, at value and cost                              3,054                   6,276                       4
Cash                                                                        31                       -                       -
Foreign currency (c)                                                        11                       -                       -
Receivables:
   Dividends and interest                                                  460                     114                     262
   Forward currency contracts                                                -                       -                       -
   Foreign taxes recoverable                                                 -                       -                       -
   Fund shares sold                                                        116                     155                     271
   Investment securities sold                                              337                   2,242                     304
   Unrealized appreciation on swap agreements                                -                       -                       -
   Variation margin                                                          -                       -                       -
                                                         ----------------------  ----------------------  ----------------------
TOTAL ASSETS                                                           180,616                 249,889                  36,844
                                                         ----------------------  ----------------------  ----------------------

LIABILITIES
Cash overdraft                                                               -                       -                       -
Payables:
   Administrative fees                                                      11                      17                       2
   Advisory fees                                                            80                     116                      18
   Investment securities purchased (Note 2)                                476                   2,552                   3,066
   Dividends                                                                 -                       -                       -
   Forward currency contracts                                                -                       -                       -
   Fund shares redeemed                                                     74                     221                       5
   Trustee fees                                                              1                       2                       -
   Other expenses                                                            -                       1                       -
   Unrealized depreciation on swap agreements                                -                       -                       -
   12b-1 service fee (Class A)                                              23                      33                       4
   Variation margin                                                          -                       -                       -
Investment securities sold short, at value (d)                               -                       -                       -
Options written, at value (e)                                                -                       -                       -
Return of collateral for securities loaned                              38,777                  40,014                   3,318
                                                         ----------------------  ----------------------  ----------------------
TOTAL LIABILITIES                                                       39,442                  42,956                   6,413
                                                         ----------------------  ----------------------  ----------------------
NET ASSETS                                                           $ 141,174               $ 206,933                $ 30,431
                                                         ======================  ======================  ======================

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 121,137               $ 506,184                $ 30,335
Undistributed (excess of distributions over)
   net investment income                                                 2,336                    (148)                    195
Accumulated net realized gain (loss)                                     7,614                (305,482)                     10
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                             10,087                   6,379                    (109)
                                                         ----------------------  ----------------------  ----------------------
                                                                     $ 141,174               $ 206,933                $ 30,431
                                                         ======================  ======================  ======================

CLASS A
Net assets                                                           $ 141,022               $ 206,799                $ 30,331
Shares outstanding (no par value),
   unlimited shares authorized                                          12,468                  12,340                   3,031
Net asset value per share                                              $ 11.31                 $ 16.76                 $ 10.01
                                                         ======================  ======================  ======================

CLASS B
Net assets                                                               $ 152                   $ 134                   $ 100
Shares outstanding (no par value),
   unlimited shares authorized                                              14                       8                      10
Net asset value per share                                              $ 11.50                 $ 16.84                 $ 10.01
                                                         ======================  ======================  ======================
-------------------------------------------------------

(a)   Including securities on loan of:                                $ 37,880                $ 38,269                 $ 3,237
(b)   Investments - unaffiliated, at cost                              166,520                 234,723                  36,112
(c)   Foreign currency cost                                                 11                       -                       -
(d)   Proceeds from securities sold short                                    -                       -                       -
(e)   Premiums from options written                                          -                       -                       -


                                                                                                           JNL/Goldman
                                                           JNL/Franklin             JNL/Goldman            Sachs Short
                                                          Templeton Small          Sachs Mid Cap            Duration
ASSETS                                                    Cap Value Fund            Value Fund              Bond Fund
                                                       ----------------------  ---------------------- ----------------------

Investments - unaffiliated, at value (a) (b)                       $ 120,277               $ 124,754              $ 325,323
Investments - affiliated, at value and cost                           10,137                   2,983                    793
Cash                                                                       -                       -                    937
Foreign currency (c)                                                       -                       -                      -
Receivables:
   Dividends and interest                                                123                     173                  2,013
   Forward currency contracts                                              -                       -                      -
   Foreign taxes recoverable                                               -                       -                      -
   Fund shares sold                                                      305                     198                    510
   Investment securities sold                                             28                   1,166                      -
   Unrealized appreciation on swap agreements                              -                       -                      -
   Variation margin                                                        -                       -                     77
                                                       ----------------------  ---------------------- ----------------------
TOTAL ASSETS                                                         130,870                 129,274                329,653
                                                       ----------------------  ---------------------- ----------------------

LIABILITIES
Cash overdraft                                                             -                       -                      -
Payables:
   Administrative fees                                                     9                       9                     23
   Advisory fees                                                          73                      68                    102
   Investment securities purchased (Note 2)                              522                   1,197                 11,246
   Dividends                                                               -                       -                      -
   Forward currency contracts                                              -                       -                      -
   Fund shares redeemed                                                  124                     135                    274
   Trustee fees                                                            1                       1                      1
   Other expenses                                                          1                       1                      2
   Unrealized depreciation on swap agreements                              -                       -                      -
   12b-1 service fee (Class A)                                            17                      18                     46
   Variation margin                                                        -                       -                    261
Investment securities sold short, at value (d)                             -                       -                      -
Options written, at value (e)                                              -                       -                      -
Return of collateral for securities loaned                            20,922                  12,758                 28,175
                                                       ----------------------  ---------------------- ----------------------
TOTAL LIABILITIES                                                     21,669                  14,187                 40,130
                                                       ----------------------  ---------------------- ----------------------
NET ASSETS                                                         $ 109,201               $ 115,087              $ 289,523
                                                       ======================  ====================== ======================

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 97,293               $ 103,707              $ 289,112
Undistributed (excess of distributions over)
   net investment income                                                 503                     877                  1,977
Accumulated net realized gain (loss)                                   2,853                   4,196                   (625)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                            8,552                   6,307                   (941)
                                                       ----------------------  ---------------------- ----------------------
                                                                   $ 109,201               $ 115,087              $ 289,523
                                                       ======================  ====================== ======================

CLASS A
Net assets                                                         $ 108,994               $ 114,921              $ 289,423
Shares outstanding (no par value),
   unlimited shares authorized                                         9,043                   9,647                 28,898
Net asset value per share                                            $ 12.05                 $ 11.91                $ 10.02
                                                       ======================  ====================== ======================

CLASS B
Net assets                                                             $ 207                   $ 166                  $ 100
Shares outstanding (no par value),
   unlimited shares authorized                                            17                      13                     10
Net asset value per share                                            $ 12.08                 $ 11.94                $ 10.02
                                                       ======================  ====================== ======================
-------------------------------------------------------

(a)   Including securities on loan of:                              $ 20,156                $ 12,282               $ 27,643
(b)   Investments - unaffiliated, at cost                            111,725                 118,447                326,308
(c)   Foreign currency cost                                                -                       -                      -
(d)   Proceeds from securities sold short                                  -                       -                      -
(e)   Premiums from options written                                        -                       -                      -

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006



                                                JNL/JPMorgan                 JNL/JPMorgan                  JNL/Lazard
                                               International                International                   Emerging
ASSETS                                          Equity Fund                   Value Fund                  Markets Fund
                                              ----------------------  ---------------------------  ---------------------------

Investments - unaffiliated, at value (a) (b)              $ 276,624                    $ 406,902                     $ 45,205
Investments - affiliated, at value and cost                   3,551                       10,465                        7,169
Cash                                                              1                            -                            4
Foreign currency (c)                                            520                        1,534                          313
Receivables:
   Dividends and interest                                       463                          388                           99
   Forward currency contracts                                     -                        1,356                            -
   Foreign taxes recoverable                                     82                           26                            -
   Fund shares sold                                             237                        1,218                          219
   Investment securities sold                                   508                        8,631                          149
   Unrealized appreciation on swap agreements                     -                            -                            -
   Variation margin                                               -                          113                            -
                                              ----------------------  ---------------------------  ---------------------------
TOTAL ASSETS                                                281,986                      430,633                       53,158
                                              ----------------------  ---------------------------  ---------------------------

LIABILITIES
Cash overdraft                                                    -                            -                            -
Payables:
   Administrative fees                                           27                           41                            6
   Advisory fees                                                130                          187                           41
   Investment securities purchased (Note 2)                     519                        7,063                          274
   Dividends                                                      -                            -                            -
   Forward currency contracts                                     -                        1,728                            -
   Fund shares redeemed                                         384                          273                           58
   Trustee fees                                                   2                            2                            -
   Other expenses                                                 1                            1                            -
   Unrealized depreciation on swap agreements                     -                            -                            -
   12b-1 service fee (Class A)                                   37                           54                            8
   Variation margin                                               -                            -                            -
Investment securities sold short, at value (d)                    -                            -                            -
Options written, at value (e)                                     -                            -                            -
Return of collateral for securities loaned                   49,796                       72,002                            -
                                              ----------------------  ---------------------------  ---------------------------
TOTAL LIABILITIES                                            50,896                       81,351                          387
                                              ----------------------  ---------------------------  ---------------------------
NET ASSETS                                                $ 231,090                    $ 349,282                     $ 52,771
                                              ======================  ===========================  ===========================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 206,180                    $ 271,338                     $ 59,641
Undistributed (excess of distributions over)
   net investment income                                      2,528                        8,120                          176
Accumulated net realized gain (loss)                        (16,043)                      35,184                         (657)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                  38,425                       34,640                       (6,389)
                                              ----------------------  ---------------------------  ---------------------------
                                                          $ 231,090                    $ 349,282                     $ 52,771
                                              ======================  ===========================  ===========================

CLASS A
Net assets                                                $ 230,917                    $ 349,060                     $ 52,684
Shares outstanding (no par value),
   unlimited shares authorized                               17,504                       28,317                        6,026
Net asset value per share                                   $ 13.19                      $ 12.33                       $ 8.74
                                              ======================  ===========================  ===========================

CLASS B
Net assets                                                    $ 173                        $ 222                         $ 87
Shares outstanding (no par value),
   unlimited shares authorized                                   13                           18                           10
Net asset value per share                                   $ 13.26                      $ 12.48                       $ 8.75
                                              ======================  ===========================  ===========================
-----------------------------------------------

(a)   Including securities on loan of:                     $ 46,390                     $ 68,553                          $ -
(b)   Investments - unaffiliated, at cost                   238,192                      372,117                       51,593
(c)   Foreign currency cost                                     519                        1,521                          312
(d)   Proceeds from securities sold short                         -                            -                            -
(e)   Premiums from options written                               -                            -                            -

                                                                                                                  JNL/Mellon
                                                                                                                   Capital
                                                               JNL/Lazard              JNL/Lazard                Management
                                                                Mid Cap                 Small Cap                 Bond Index
ASSETS                                                         Value Fund              Value Fund                   Fund
                                                        ------------------------- ----------------------  --------------------------

Investments - unaffiliated, at value (a) (b)                           $ 226,653              $ 181,163                   $ 201,596
Investments - affiliated, at value and cost                                2,098                    602                       5,277
Cash                                                                          28                  2,295                         222
Foreign currency (c)                                                           -                      -                           -
Receivables:
   Dividends and interest                                                    106                     93                       2,109
   Forward currency contracts                                                  -                      -                           -
   Foreign taxes recoverable                                                   -                      -                           -
   Fund shares sold                                                          197                    573                         311
   Investment securities sold                                                567                  1,318                       5,809
   Unrealized appreciation on swap agreements                                  -                      -                           -
   Variation margin                                                            -                      -                           -
                                                        ------------------------- ----------------------  --------------------------
TOTAL ASSETS                                                             229,649                186,044                     215,324
                                                        ------------------------- ----------------------  --------------------------

LIABILITIES
Cash overdraft                                                                 -                      -                           -
Payables:
   Administrative fees                                                        16                     12                          17
   Advisory fees                                                             116                     94                          50
   Investment securities purchased (Note 2)                                1,746                    300                       7,908
   Dividends                                                                   -                      -                           -
   Forward currency contracts                                                  -                      -                           -
   Fund shares redeemed                                                      338                    191                          95
   Trustee fees                                                                2                      1                           2
   Other expenses                                                              -                      -                           1
   Unrealized depreciation on swap agreements                                  -                      -                           -
   12b-1 service fee (Class A)                                                32                     25                          33
   Variation margin                                                            -                      -                           -
Investment securities sold short, at value (d)                                 -                      -                           -
Options written, at value (e)                                                  -                      -                           -
Return of collateral for securities loaned                                30,316                 32,561                       2,844
                                                        ------------------------- ----------------------  --------------------------
TOTAL LIABILITIES                                                         32,566                 33,184                      10,950
                                                        ------------------------- ----------------------  --------------------------
NET ASSETS                                                             $ 197,083              $ 152,860                   $ 204,374
                                                        ========================= ======================  ==========================

NET ASSETS CONSIST OF:
Paid-in capital                                                        $ 174,571              $ 123,666                   $ 203,234
Undistributed (excess of distributions over)
   net investment income                                                     769                    (60)                      9,101
Accumulated net realized gain (loss)                                      14,402                 21,432                      (1,588)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                                7,341                  7,822                      (6,373)
                                                        ------------------------- ----------------------  --------------------------
                                                                       $ 197,083              $ 152,860                   $ 204,374
                                                        ========================= ======================  ==========================

CLASS A
Net assets                                                             $ 196,800              $ 152,594                   $ 204,210
Shares outstanding (no par value),
   unlimited shares authorized                                            14,118                 11,285                      19,208
Net asset value per share                                                $ 13.94                $ 13.52                     $ 10.63
                                                        ========================= ======================  ==========================

CLASS B
Net assets                                                                 $ 283                  $ 266                       $ 164
Shares outstanding (no par value),
   unlimited shares authorized                                                20                     20                          15
Net asset value per share                                                $ 14.03                $ 13.60                     $ 10.60
                                                        ========================= ======================  ==========================
-------------------------------------------------------

(a)   Including securities on loan of:                                  $ 29,360               $ 31,259                     $ 2,786
(b)   Investments - unaffiliated, at cost                                219,312                173,341                     207,969
(c)   Foreign currency cost                                                    -                      -                           -
(d)   Proceeds from securities sold short                                      -                      -                           -
(e)   Premiums from options written                                            -                      -                           -

See Notes to the Financial Statements.


JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006
                                                      JNL/Mellon
                                                        Capital                       JNL/Mellon                  JNL/Mellon
                                                      Management                        Capital                     Capital
                                                       Enhanced                       Management                  Management
                                                     S&P 500 Stock                   International              S&P 400 MidCap
ASSETS                                                Index Fund                      Index Fund                  Index Fund
                                               ----------------------------- ------------------------------  ----------------------

Investments - unaffiliated, at value (a) (b)                       $ 61,060                      $ 380,029               $ 323,145
Investments - affiliated, at value and cost                           2,346                         83,478                  72,804
Cash                                                                      -                              -                       -
Foreign currency (c)                                                      -                            516                       -
Receivables:
   Dividends and interest                                                72                            632                     351
   Forward currency contracts                                             -                            101                       -
   Foreign taxes recoverable                                              -                             69                       -
   Fund shares sold                                                      22                            543                   1,427
   Investment securities sold                                             -                             60                       -
   Unrealized appreciation on swap agreements                             -                              -                       -
   Variation margin                                                       -                             97                      77
                                               ----------------------------- ------------------------------  ----------------------
TOTAL ASSETS                                                         63,500                        465,525                 397,804
                                               ----------------------------- ------------------------------  ----------------------

LIABILITIES
Cash overdraft                                                            -                              -                       -
Payables:
   Administrative fees                                                    5                             45                      26
   Advisory fees                                                         25                             90                      77
   Investment securities purchased (Note 2)                               -                            290                       -
   Dividends                                                              -                              -                       -
   Forward currency contracts                                             -                            182                       -
   Fund shares redeemed                                                 132                            411                     310
   Trustee fees                                                           1                              2                       2
   Other expenses                                                         1                              -                       5
   Unrealized depreciation on swap agreements                             -                              -                       -
   12b-1 service fee (Class A)                                           10                             60                      53
   Variation margin                                                       3                              -                       -
Investment securities sold short, at value (d)                            -                              -                       -
Options written, at value (e)                                             -                              -                       -
Return of collateral for securities loaned                            1,339                         78,990                  59,519
                                               ----------------------------- ------------------------------  ----------------------
TOTAL LIABILITIES                                                     1,516                         80,070                  59,992
                                               ----------------------------- ------------------------------  ----------------------
NET ASSETS                                                         $ 61,984                      $ 385,455               $ 337,812
                                               ============================= ==============================  ======================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 48,582                      $ 306,194               $ 277,467
Undistributed (excess of distributions over)
   net investment income                                              1,293                          9,172                   2,557
Accumulated net realized gain (loss)                                  7,464                          3,171                  12,674
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                           4,645                         66,918                  45,114
                                               ----------------------------- ------------------------------  ----------------------
                                                                   $ 61,984                      $ 385,455               $ 337,812
                                               ============================= ==============================  ======================

CLASS A
Net assets                                                         $ 61,790                      $ 384,969               $ 337,532
Shares outstanding (no par value),
   unlimited shares authorized                                        7,236                         25,805                  22,841
Net asset value per share                                            $ 8.54                        $ 14.92                 $ 14.78
                                               ============================= ==============================  ======================

CLASS B
Net assets                                                            $ 194                          $ 486                   $ 280
Shares outstanding (no par value),
   unlimited shares authorized                                           23                             33                      19
Net asset value per share                                            $ 8.50                        $ 14.95                 $ 14.81
                                               ============================= ==============================  ======================
-----------------------------------------------

(a)   Including securities on loan of:                              $ 1,282                       $ 74,618                $ 57,276
(b)   Investments - unaffiliated, at cost                            56,420                        313,232                 278,299
(c)   Foreign currency cost                                               -                            520                       -
(d)   Proceeds from securities sold short                                 -                              -                       -
(e)   Premiums from options written                                       -                              -                       -



                                                        JNL/Mellon                 JNL/Mellon
                                                          Capital                   Capital                       JNL/
                                                        Management                 Management                  Oppenheimer
                                                       S&P 500 Index               Small Cap                     Global
ASSETS                                                     Fund                    Index Fund                  Growth Fund
                                                  ------------------------  -------------------------  ----------------------------

Investments - unaffiliated, at value (a) (b)                    $ 463,739                  $ 274,805                     $ 337,923
Investments - affiliated, at value and cost                        34,562                     98,638                         5,644
Cash                                                                    -                          1                             9
Foreign currency (c)                                                    -                          -                         1,155
Receivables:
   Dividends and interest                                             570                        409                           530
   Forward currency contracts                                           -                          -                             -
   Foreign taxes recoverable                                            -                          -                            10
   Fund shares sold                                                   510                        372                           525
   Investment securities sold                                          51                     33,017                           163
   Unrealized appreciation on swap agreements                           -                          -                             -
   Variation margin                                                     -                        105                             -
                                                  ------------------------  -------------------------  ----------------------------
TOTAL ASSETS                                                      499,432                    407,347                       345,959
                                                  ------------------------  -------------------------  ----------------------------

LIABILITIES
Cash overdraft                                                          -                          -                             -
Payables:
   Administrative fees                                                 38                         23                            35
   Advisory fees                                                      110                         66                           163
   Investment securities purchased (Note 2)                             -                     30,188                            47
   Dividends                                                            -                          -                             -
   Forward currency contracts                                           -                          -                             -
   Fund shares redeemed                                               493                        268                           383
   Trustee fees                                                         3                          1                             2
   Other expenses                                                       8                          -                             -
   Unrealized depreciation on swap agreements                           -                          -                             -
   12b-1 service fee (Class A)                                         76                         45                            47
   Variation margin                                                    19                          -                             -
Investment securities sold short, at value (d)                          -                          -                             -
Options written, at value (e)                                           -                          -                             -
Return of collateral for securities loaned                         28,495                     89,230                        54,513
                                                  ------------------------  -------------------------  ----------------------------
TOTAL LIABILITIES                                                  29,242                    119,821                        55,190
                                                  ------------------------  -------------------------  ----------------------------
NET ASSETS                                                      $ 470,190                  $ 287,526                     $ 290,769
                                                  ========================  =========================  ============================

NET ASSETS CONSIST OF:
Paid-in capital                                                 $ 417,072                  $ 235,459                     $ 207,194
Undistributed (excess of distributions over)
   net investment income                                            3,403                      2,311                         2,998
Accumulated net realized gain (loss)                                 (763)                    22,341                        31,160
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                        50,478                     27,415                        49,417
                                                  ------------------------  -------------------------  ----------------------------
                                                                $ 470,190                  $ 287,526                     $ 290,769
                                                  ========================  =========================  ============================

CLASS A
Net assets                                                      $ 469,540                  $ 287,229                     $ 290,536
Shares outstanding (no par value),
   unlimited shares authorized                                     42,938                     19,846                        20,748
Net asset value per share                                         $ 10.94                    $ 14.47                       $ 14.00
                                                  ========================  =========================  ============================

CLASS B
Net assets                                                          $ 650                      $ 297                         $ 233
Shares outstanding (no par value),
   unlimited shares authorized                                         59                         21                            17
Net asset value per share                                         $ 11.03                    $ 14.47                       $ 14.06
                                                  ========================  =========================  ============================
------------------------------------------------

(a)   Including securities on loan of:                           $ 27,419                   $ 84,214                      $ 51,622
(b)   Investments - unaffiliated, at cost                         413,340                    247,698                       288,515
(c)   Foreign currency cost                                             -                          -                         1,146
(d)   Proceeds from securities sold short                               -                          -                             -
(e)   Premiums from options written                                     -                          -                             -

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006



                                                                JNL/             JNL/PIMCO            JNL/Putnam
                                                            Oppenheimer         Total Return            Equity
ASSETS                                                      Growth Fund          Bond Fund               Fund
                                                         ------------------- -------------------  -------------------

Investments - unaffiliated, at value (a) (b)                       $ 28,527           $ 762,056            $ 157,922
Investments - affiliated, at value (f)                                  138                   -                    -
Cash                                                                      -                   -                  445
Foreign currency (c)                                                      -                 735                    -
Market value of gains on swap agreements (g)                              -                 132                    -
Receivables:
   Dividends and interest                                                 4               1,561                   94
   Forward currency contracts                                             -                 289                    -
   Foreign taxes recoverable                                              -                   -                    -
   Fund shares sold                                                      32               1,034                   16
   Other Assets                                                           -                   -                    -
   Variation margin                                                       -                 520                    -
                                                         ------------------- -------------------  -------------------
TOTAL ASSETS                                                         28,817             768,761              161,005
                                                         ------------------- -------------------  -------------------

LIABILITIES
Cash overdraft                                                            -                   -                    -
Payables:
   Administrative fees                                                    2                  53                   12
   Advisory fees                                                         15                 264                   79
   Investment securities purchased (Note 2)                             128             104,595                2,390
   Dividends                                                              -                   -                    -
   Forward currency contracts                                             -               2,098                    -
   Fund shares redeemed                                                  38                 670                   71
   Trustee fees                                                           -                   5                    2
   Other expenses                                                         -                   1                    1
   12b-1 service fee (Class A)                                            5                 105                   23
   Variation margin                                                       -                   1                    -
Investment securities sold short, at value (d)                            -                   -                    -
Market value of losses on swap agreements (g)                             -                 708                    -
Options written, at value (e)                                             -               2,302                    -
Return of collateral for securities loaned                              709               7,982               15,123
                                                         ------------------- -------------------  -------------------
TOTAL LIABILITIES                                                       897             118,784               17,701
                                                         ------------------- -------------------  -------------------
NET ASSETS                                                         $ 27,920           $ 649,977            $ 143,304
                                                         =================== ===================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 26,762           $ 649,898            $ 233,575
Undistributed (excess of distributions over)
   net investment income                                                (15)             19,235                  966
Accumulated net realized gain (loss)                                   (291)             (3,647)             (95,990)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                           1,464             (15,509)               4,753
                                                         ------------------- -------------------  -------------------
                                                                   $ 27,920           $ 649,977            $ 143,304
                                                         =================== ===================  ===================

CLASS A
Net assets                                                         $ 27,786           $ 649,723            $ 143,177
Shares outstanding (no par value),
   unlimited shares authorized                                        3,061              56,025                7,080
Net asset value per share                                            $ 9.08             $ 11.60              $ 20.22
                                                         =================== ===================  ===================

CLASS B
Net assets                                                            $ 134               $ 254                $ 127
Shares outstanding (no par value),
   unlimited shares authorized                                           15                  22                    6
Net asset value per share                                            $ 9.11             $ 11.82              $ 20.29
                                                         =================== ===================  ===================
--------------------------------------------------------

(a)   Including securities on loan of:                                $ 687             $ 7,813             $ 14,715
(b)   Investments - unaffiliated, at cost                            27,063             770,071              153,169
(c)   Foreign currency cost                                               -                 735                    -
(d)   Proceeds from securities sold short                                 -                   -                    -
(e)   Premiums from options written                                       -               1,922                    -
(f)    Investments - affiliated, at cost                                138                   -                    -
(g)   Including a cash payment of:                                                          281


                                                                                                 JNL/S&P
                                                       JNL/Putnam          JNL/Putnam            Managed
                                                         Midcap              Value              Aggressive
ASSETS                                                Growth Fund         Equity Fund          Growth Fund
                                                   ------------------- -------------------  -------------------

Investments - unaffiliated, at value (a) (b)                 $ 41,866           $ 177,165                  $ -
Investments - affiliated, at value (f)                              -                   -              633,958
Cash                                                                -                   -                    -
Foreign currency (c)                                                1                   -                    -
Market value of gains on swap agreements (g)                        -                   -                    -
Receivables:
   Dividends and interest                                          11                 165                    -
   Forward currency contracts                                       -                   -                    -
   Foreign taxes recoverable                                        -                   -                    -
   Fund shares sold                                                27                  15                  399
   Other Assets                                                     -                   -                    -
   Variation margin                                                 -                   -                    -
                                                   ------------------- -------------------  -------------------
TOTAL ASSETS                                                   42,578             177,983              634,357
                                                   ------------------- -------------------  -------------------

LIABILITIES
Cash overdraft                                                      -                   -                    -
Payables:
   Administrative fees                                              3                  14                   26
   Advisory fees                                                   23                  91                   62
   Investment securities purchased (Note 2)                       572                 708                    -
   Dividends                                                        -                   -                    -
   Forward currency contracts                                       -                   -                    -
   Fund shares redeemed                                            27                 113                  945
   Trustee fees                                                     -                   2                    6
   Other expenses                                                   -                   1                    3
   12b-1 service fee (Class A)                                      6                  27                    -
   Variation margin                                                 -                   -                    -
Investment securities sold short, at value (d)                      -                   -                    -
Market value of losses on swap agreements (g)                       -                   -                    -
Options written, at value (e)                                       -                   -                    -
Return of collateral for securities loaned                      3,922               8,895                    -
                                                   ------------------- -------------------  -------------------
TOTAL LIABILITIES                                               4,553               9,851                1,042
                                                   ------------------- -------------------  -------------------
NET ASSETS                                                   $ 38,025           $ 168,132            $ 633,315
                                                   =================== ===================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 49,013           $ 174,942            $ 618,011
Undistributed (excess of distributions over)
   net investment income                                          (55)                842                2,450
Accumulated net realized gain (loss)                          (12,287)            (15,028)             (77,992)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                     1,354               7,376               90,846
                                                   ------------------- -------------------  -------------------
                                                             $ 38,025           $ 168,132            $ 633,315
                                                   =================== ===================  ===================

CLASS A
Net assets                                                   $ 37,886           $ 168,019            $ 633,315
Shares outstanding (no par value),
   unlimited shares authorized                                  4,103               9,151               47,681
Net asset value per share                                      $ 9.23             $ 18.36              $ 13.28
                                                   =================== ===================  ===================

CLASS B
Net assets                                                      $ 139               $ 113           n/a
Shares outstanding (no par value),
   unlimited shares authorized                                     15                   6           n/a
Net asset value per share                                      $ 9.28             $ 18.49           n/a
                                                   =================== ===================
--------------------------------------------------

(a)   Including securities on loan of:                        $ 3,803             $ 8,633                  $ -
(b)   Investments - unaffiliated, at cost                      40,512             169,789                    -
(c)   Foreign currency cost                                         1                   -
(d)   Proceeds from securities sold short                           -                   -                    -
(e)   Premiums from options written                                 -                   -                    -
(f)    Investments - affiliated, at cost                            -                   -              543,112
(g)   Including a cash payment of:

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006


                                                               JNL/S&P                                  JNL/S&P
                                                               Managed              JNL/S&P             Managed
                                                            Conservative            Managed             Moderate
ASSETS                                                          Fund              Growth Fund             Fund
                                                         --------------------  ------------------  -------------------

Investments - unaffiliated, at value (a) (b)                             $ -                 $ -                  $ -
Investments - affiliated, at value (f)                               103,489           1,095,598              241,839
Cash                                                                       -                   -                    -
Foreign currency (c)                                                       -                   -                    -
Receivables:
   Dividends and interest                                                  -                   -                    -
   Forward currency contracts                                              -                   -                    -
   Foreign taxes recoverable                                               -                   -                    -
   Fund shares sold                                                      326                 941                  653
   Investment securities sold                                              -                   -                    -
   Unrealized appreciation on swap agreements                              -                   -                    -
   Variation margin                                                        -                   -                    -
                                                         --------------------  ------------------  -------------------
TOTAL ASSETS                                                         103,815           1,096,539              242,492
                                                         --------------------  ------------------  -------------------

LIABILITIES
Cash overdraft                                                             -                   -                    -
Payables:
   Administrative fees                                                     4                  45                    9
   Advisory fees                                                          11                  91                   24
   Investment securities purchased (Note 2)                                -                   -                    -
   Dividends                                                               -                   -                    -
   Forward currency contracts                                              -                   -                    -
   Fund shares redeemed                                                  374               1,236                   65
   Trustee fees                                                            -                   9                    -
   Other expenses                                                          -                   4                    -
   Unrealized depreciation on swap agreements                              -                   -                    -
   12b-1 service fee (Class A)                                             -                   -                    -
   Variation margin                                                        -                   -                    -
Investment securities sold short, at value (d)                             -                   -                    -
Options written, at value (e)                                              -                   -                    -
Return of collateral for securities loaned                                 -                   -                    -
                                                         --------------------  ------------------  -------------------
TOTAL LIABILITIES                                                        389               1,385                   98
                                                         --------------------  ------------------  -------------------
NET ASSETS                                                         $ 103,426         $ 1,095,154            $ 242,394
                                                         ====================  ==================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 99,876           $ 961,259            $ 232,137
Undistributed (excess of distributions over)
   net investment income                                               2,387               4,742                3,615
Accumulated net realized gain (loss)                                   1,391               7,077                3,379
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                             (228)            122,076                3,263
                                                         --------------------  ------------------  -------------------
                                                                   $ 103,426         $ 1,095,154            $ 242,394
                                                         ====================  ==================  ===================

CLASS A
Net assets                                                         $ 103,426         $ 1,095,154            $ 242,394
Shares outstanding (no par value),
   unlimited shares authorized                                         9,531              84,465               21,435
Net asset value per share                                            $ 10.85             $ 12.97              $ 11.31
                                                         ====================  ==================  ===================

CLASS B
Net assets                                                       n/a                  n/a                  n/a
Shares outstanding (no par value),
   unlimited shares authorized                                   n/a                  n/a                  n/a
Net asset value per share                                        n/a                  n/a                  n/a
-------------------------------------------------------

(a)   Including securities on loan of:                                   $ -                 $ -                  $ -
(b)   Investments - unaffiliated, at cost                                  -                   -                    -
(c)   Foreign currency cost                                                -                   -                    -
(d)   Proceeds from securities sold short                                  -                   -                    -
(e)   Premiums from options written                                        -                   -                    -
(f)    Investments - affiliated, at cost                             103,717             973,522              238,576


                                                        JNL/S&P
                                                        Managed              JNL/S&P               JNL/S&P
                                                        Moderate            Retirement            Retirement
ASSETS                                                Growth Fund           2015 Fund             2020 Fund
                                                  --------------------- -------------------  ---------------------

Investments - unaffiliated, at value (a) (b)                       $ -                 $ -                    $ -
Investments - affiliated, at value (f)                         966,758               1,377                    603
Cash                                                                 -                   -                      -
Foreign currency (c)                                                 -                   -                      -
Receivables:
   Dividends and interest                                            -                   -                      -
   Forward currency contracts                                        -                   -                      -
   Foreign taxes recoverable                                         -                   -                      -
   Fund shares sold                                              1,495                 134                      -
   Investment securities sold                                        -                   -                      -
   Unrealized appreciation on swap agreements                        -                   -                      -
   Variation margin                                                  -                   -                      -
                                                  --------------------- -------------------  ---------------------
TOTAL ASSETS                                                   968,253               1,511                    603
                                                  --------------------- -------------------  ---------------------

LIABILITIES
Cash overdraft                                                       -                   -                      -
Payables:
   Administrative fees                                              39                   -                      -
   Advisory fees                                                    83                   -                      -
   Investment securities purchased (Note 2)                          -                   -                      -
   Dividends                                                         -                   -                      -
   Forward currency contracts                                        -                   -                      -
   Fund shares redeemed                                            548                   1                      -
   Trustee fees                                                      5                   -                      -
   Other expenses                                                    2                   -                      -
   Unrealized depreciation on swap agreements                        -                   -                      -
   12b-1 service fee (Class A)                                       -                   -                      -
   Variation margin                                                  -                   -                      -
Investment securities sold short, at value (d)                       -                   -                      -
Options written, at value (e)                                        -                   -                      -
Return of collateral for securities loaned                           -                   -                      -
                                                  --------------------- -------------------  ---------------------
TOTAL LIABILITIES                                                  677                   1                      -
                                                  --------------------- -------------------  ---------------------
NET ASSETS                                                   $ 967,576             $ 1,510                  $ 603
                                                  ===================== ===================  =====================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 878,016             $ 1,521                  $ 609
Undistributed (excess of distributions over)
   net investment income                                         2,867                  (1)                     -
Accumulated net realized gain (loss)                            16,533                   4                      2
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                     70,160                 (14)                    (8)
                                                  --------------------- -------------------  ---------------------
                                                             $ 967,576             $ 1,510                  $ 603
                                                  ===================== ===================  =====================

CLASS A
Net assets                                                   $ 967,576             $ 1,510                  $ 603
Shares outstanding (no par value),
   unlimited shares authorized                                  77,659                 151                     60
Net asset value per share                                      $ 12.46             $ 10.03                $ 10.09
                                                  ===================== ===================  =====================

CLASS B
Net assets                                                 n/a                  n/a                   n/a
Shares outstanding (no par value),
   unlimited shares authorized                             n/a                  n/a                   n/a
Net asset value per share                                  n/a                  n/a                   n/a
-------------------------------------------------

(a)   Including securities on loan of:                             $ -                 $ -                    $ -
(b)   Investments - unaffiliated, at cost                            -                   -                      -
(c)   Foreign currency cost                                          -                   -                      -
(d)   Proceeds from securities sold short                            -                   -                      -
(e)   Premiums from options written                                  -                   -                      -
(f)    Investments - affiliated, at cost                       896,598               1,391                    611

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006



                                                              JNL/S&P             JNL/S&P             JNL/Select
                                                             Retirement          Retirement            Balanced
ASSETS                                                       2025 Fund          Income Fund              Fund
                                                         ------------------- -------------------  -------------------

Investments - unaffiliated, at value (a) (b)                            $ -                 $ -            $ 435,803
Investments - affiliated, at value (f)                                  258               3,012               15,501
Cash                                                                      -                   -                   38
Foreign currency (c)                                                      -                   -                    -
Receivables:
   Dividends and interest                                                 -                   -                1,356
   Forward currency contracts                                             -                   -                    -
   Foreign taxes recoverable                                              -                   -                    7
   Fund shares sold                                                       -                   -                  347
   Investment securities sold                                             -                   -                  382
   Unrealized appreciation on swap agreements                             -                   -                    -
   Variation margin                                                       -                   -                    -
                                                         ------------------- -------------------  -------------------
TOTAL ASSETS                                                            258               3,012              453,434
                                                         ------------------- -------------------  -------------------

LIABILITIES
Cash overdraft                                                            -                   -                    -
Payables:
   Administrative fees                                                    -                   -                   32
   Advisory fees                                                          -                   1                  156
   Investment securities purchased (Note 2)                               -                   -               10,263
   Dividends                                                              -                   -                    -
   Forward currency contracts                                             -                   -                    -
   Fund shares redeemed                                                   -                   1                  435
   Trustee fees                                                           -                   -                    4
   Other expenses                                                         -                   -                    2
   Unrealized depreciation on swap agreements                             -                   -                    -
   12b-1 service fee (Class A)                                            -                   -                   64
   Variation margin                                                       -                   -                   24
Investment securities sold short, at value (d)                            -                   -                    -
Options written, at value (e)                                             -                   -                    -
Return of collateral for securities loaned                                -                   -               49,651
                                                         ------------------- -------------------  -------------------
TOTAL LIABILITIES                                                         -                   2               60,631
                                                         ------------------- -------------------  -------------------
NET ASSETS                                                            $ 258             $ 3,010            $ 392,803
                                                         =================== ===================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $ 258             $ 3,022            $ 341,227
Undistributed (excess of distributions over)
   net investment income                                                  -                   -               12,684
Accumulated net realized gain (loss)                                      1                   2               16,661
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                              (1)                (14)              22,231
                                                         ------------------- -------------------  -------------------
                                                                      $ 258             $ 3,010            $ 392,803
                                                         =================== ===================  ===================

CLASS A
Net assets                                                            $ 258             $ 3,010            $ 392,576
Shares outstanding (no par value),
   unlimited shares authorized                                           26                 301               24,169
Net asset value per share                                           $ 10.11              $ 9.99              $ 16.24
                                                         =================== ===================  ===================

CLASS B
Net assets                                                       n/a                 n/a                       $ 227
Shares outstanding (no par value),
   unlimited shares authorized                                   n/a                 n/a                          14
Net asset value per share                                        n/a                 n/a                     $ 16.15
                                                                                                  ===================
-------------------------------------------------------

(a)   Including securities on loan of:                                  $ -                 $ -             $ 48,450
(b)   Investments - unaffiliated, at cost                                 -                   -              413,613
(c)   Foreign currency cost                                               -                   -                    -
(d)   Proceeds from securities sold short                                 -                   -               (3,347)
(e)   Premiums from options written                                       -                   -                    -
(f)    Investments - affiliated, at cost                                259               3,026               15,501


                                                      JNL/Select         JNL/Select           JNL/Select
                                                    Global Growth         Large Cap             Money
ASSETS                                                   Fund            Growth Fund         Market Fund
                                                  ------------------- ------------------  -------------------

Investments - unaffiliated, at value (a) (b)               $ 171,769          $ 214,392            $ 267,719
Investments - affiliated, at value (f)                         4,225              4,065                    -
Cash                                                             310                  -                    5
Foreign currency (c)                                              15                  -                    -
Receivables:
   Dividends and interest                                         36                154                1,130
   Forward currency contracts                                      -                  -                    -
   Foreign taxes recoverable                                       6                 29                    -
   Fund shares sold                                               14                718                2,400
   Investment securities sold                                    615              3,222                    -
   Unrealized appreciation on swap agreements                      -                  -                    -
   Variation margin                                                -                  -                    -
                                                  ------------------- ------------------  -------------------
TOTAL ASSETS                                                 176,990            222,580              271,254
                                                  ------------------- ------------------  -------------------

LIABILITIES
Cash overdraft                                                     -                  -                    -
Payables:
   Administrative fees                                            20                 16                   19
   Advisory fees                                                  97                107                   55
   Investment securities purchased (Note 2)                    1,181              5,663                    -
   Dividends                                                       -                  -                  879
   Forward currency contracts                                      1                  -                    -
   Fund shares redeemed                                          133                146                6,065
   Trustee fees                                                    2                  3                    2
   Other expenses                                                  2                  2                    -
   Unrealized depreciation on swap agreements                      -                  -                    -
   12b-1 service fee (Class A)                                    26                 31                   39
   Variation margin                                                -                  -                    -
Investment securities sold short, at value (d)                     -                  -                    -
Options written, at value (e)                                      -                  -                    -
Return of collateral for securities loaned                    14,764             26,787                5,090
                                                  ------------------- ------------------  -------------------
TOTAL LIABILITIES                                             16,226             32,755               12,149
                                                  ------------------- ------------------  -------------------
NET ASSETS                                                 $ 160,764          $ 189,825            $ 259,105
                                                  =================== ==================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 282,758          $ 471,761            $ 259,105
Undistributed (excess of distributions over)
   net investment income                                         865                 29                    -
Accumulated net realized gain (loss)                        (137,176)          (290,153)                   -
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                   14,317              8,188                    -
                                                  ------------------- ------------------  -------------------
                                                           $ 160,764          $ 189,825            $ 259,105
                                                  =================== ==================  ===================

CLASS A
Net assets                                                 $ 160,631          $ 189,687            $ 258,378
Shares outstanding (no par value),
   unlimited shares authorized                                 7,791              9,449              258,378
Net asset value per share                                    $ 20.62            $ 20.08               $ 1.00
                                                  =================== ==================  ===================

CLASS B
Net assets                                                     $ 133              $ 138                $ 727
Shares outstanding (no par value),
   unlimited shares authorized                                     6                  7                  727
Net asset value per share                                    $ 20.72            $ 20.18               $ 1.00
                                                  =================== ==================  ===================
------------------------------------------------

(a)   Including securities on loan of:                      $ 14,181           $ 26,102              $ 5,073
(b)   Investments - unaffiliated, at cost                    157,452            206,205              267,719
(c)   Foreign currency cost                                       15                  -                    -
(d)   Proceeds from securities sold short                          -                  -                    -
(e)   Premiums from options written                                -                  -                    -
(f)    Investments - affiliated, at cost                       4,225              4,065                    -

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006


                                                                                JNL/T.Rowe         JNL/T.Rowe
                                                                                  Price               Price
                                                            JNL/Select         Established           Mid-Cap
ASSETS                                                       Value Fund        Growth Fund         Growth Fund
                                                         ------------------  -----------------  ------------------

Investments - unaffiliated, at value (a) (b)                     $ 388,727          $ 737,714           $ 766,924
Investments - affiliated, at value and cost                          9,354             10,734              29,751
Cash                                                                     -                  -                  20
Foreign currency (c)                                                     -                  1                   -
Receivables:
   Dividends and interest                                              480                523                 362
   Forward currency contracts                                            -                  -                   -
   Foreign taxes recoverable                                             -                 22                   -
   Fund shares sold                                                    570                456                 744
   Investment securities sold                                        1,582                550               3,111
   Unrealized appreciation on swap agreements                            -                  -                   -
   Variation margin                                                      -                  -                   -
                                                         ------------------  -----------------  ------------------
TOTAL ASSETS                                                       400,713            750,000             800,912
                                                         ------------------  -----------------  ------------------

LIABILITIES
Cash overdraft                                                           -                  -                   -
Payables:
   Administrative fees                                                  30                 56                  51
   Advisory fees                                                       163                333                 363
   Investment securities purchased (Note 2)                          3,718              1,937               5,123
   Dividends                                                             -                  -                   -
   Forward currency contracts                                            -                  -                   -
   Fund shares redeemed                                                527                557                 576
   Trustee fees                                                          2                  7                   5
   Other expenses                                                        1                  2                   3
   Unrealized depreciation on swap agreements                            -                  -                   -
   12b-1 service fee (Class A)                                          60                111                 102
   Variation margin                                                      -                  -                   -
Investment securities sold short, at value (d)                           -                  -                   -
Options written, at value (e)                                            -                  -                   -
Return of collateral for securities loaned                          20,084             60,607             164,137
                                                         ------------------  -----------------  ------------------
TOTAL LIABILITIES                                                   24,585             63,610             170,360
                                                         ------------------  -----------------  ------------------
NET ASSETS                                                       $ 376,128          $ 686,390           $ 630,552
                                                         ==================  =================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 326,977          $ 623,452           $ 453,561
Undistributed (excess of distributions over)
   net investment income                                             3,953              3,051               1,693
Accumulated net realized gain (loss)                                17,166            (12,415)             41,045
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                         28,032             72,302             134,253
                                                         ------------------  -----------------  ------------------
                                                                 $ 376,128          $ 686,390           $ 630,552
                                                         ==================  =================  ==================

CLASS A
Net assets                                                       $ 375,943          $ 686,167           $ 630,251
Shares outstanding (no par value),
   unlimited shares authorized                                      20,734             35,066              21,024
Net asset value per share                                          $ 18.13            $ 19.57             $ 29.98
                                                         ==================  =================  ==================

CLASS B
Net assets                                                           $ 185              $ 223               $ 301
Shares outstanding (no par value),
   unlimited shares authorized                                          10                 11                  10
Net asset value per share                                          $ 18.15            $ 19.65             $ 30.13
                                                         ==================  =================  ==================
-------------------------------------------------------

(a)   Including securities on loan of:                            $ 19,530           $ 58,461           $ 157,817
(b)   Investments - unaffiliated, at cost                          360,695            665,413             632,671
(c)   Foreign currency cost                                              -                  1                   -
(d)   Proceeds from securities sold short                                -                  -                   -
(e)   Premiums from options written                                      -                  -                   -


                                                    JNL/T.Rowe                                                      JNL/Western
                                                      Price            JNL/Western          JNL/Western           U.S. Government
                                                      Value             High Yield        Strategic Bond             & Quality
ASSETS                                                 Fund             Bond Fund              Fund                  Bond Fund
                                                ------------------- -------------------  ------------------  -----------------------

Investments - unaffiliated, at value (a) (b)             $ 634,504           $ 334,058           $ 615,779           $ 337,231
Investments - affiliated, at value and cost                 12,344                   -                   -                   -
Cash                                                             -                  60                  96                   -
Foreign currency (c)                                             -                   -                   1                   -
Receivables:
   Dividends and interest                                      968               5,987               3,153               1,788
   Forward currency contracts                                    -                   -                   -                   -
   Foreign taxes recoverable                                     -                   -                   -                   -
   Fund shares sold                                            457                 375                 646                 335
   Investment securities sold                                1,685               2,252               3,047               3,930
   Unrealized appreciation on swap agreements                    -                   -                   -                   -
   Variation margin                                              -                   -                 136                  22
                                                ------------------- -------------------  ------------------  ------------------
TOTAL ASSETS                                               649,958             342,732             622,858             343,306
                                                ------------------- -------------------  ------------------  ------------------

LIABILITIES
Cash overdraft                                                   -                   -                   -                   -
Payables:
   Administrative fees                                          46                  24                  32                  18
   Advisory fees                                               307                 121                 197                  88
   Investment securities purchased (Note 2)                  2,914               7,144             166,807              71,012
   Dividends                                                     -                   -                   -                   -
   Forward currency contracts                                   22                   -                   -                   -
   Fund shares redeemed                                        641                 231                 377                 338
   Trustee fees                                                  5                   3                   3                   2
   Other expenses                                                1                  20                  10                   1
   Unrealized depreciation on swap agreements                    -                   -                   -                   -
   12b-1 service fee (Class A)                                  93                  49                  64                  37
   Variation margin                                              -                   -                  92                  15
Investment securities sold short, at value (d)                   -                   -                   -                   -
Options written, at value (e)                                    -                   -                  37                   -
Return of collateral for securities loaned                  68,114              43,240              64,985              49,717
                                                ------------------- -------------------  ------------------  ------------------
TOTAL LIABILITIES                                           72,143              50,832             232,604             121,228
                                                ------------------- -------------------  ------------------  ------------------
NET ASSETS                                               $ 577,815           $ 291,900           $ 390,254           $ 222,078
                                                =================== ===================  ==================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 440,955           $ 338,597           $ 395,288           $ 226,057
Undistributed (excess of distributions over)
   net investment income                                    10,956              11,257               9,156               4,380
Accumulated net realized gain (loss)                        61,334             (51,978)             (7,784)             (3,724)
Net unrealized appreciation or depreciation on
   investments, foreign currency related
   transactions and futures                                 64,570              (5,976)             (6,406)             (4,635)
                                                ------------------- -------------------  ------------------  ------------------
                                                         $ 577,815           $ 291,900           $ 390,254           $ 222,078
                                                =================== ===================  ==================  ==================

CLASS A
Net assets                                               $ 577,517           $ 291,728           $ 390,059           $ 221,937
Shares outstanding (no par value),
   unlimited shares authorized                              39,286              35,807              35,446              20,388
Net asset value per share                                  $ 14.70              $ 8.15             $ 11.00             $ 10.89
                                                =================== ===================  ==================  ==================

CLASS B
Net assets                                                   $ 298               $ 172               $ 195               $ 141
Shares outstanding (no par value),
   unlimited shares authorized                                  20                  21                  17                  12
Net asset value per share                                  $ 14.81              $ 8.33             $ 11.42             $ 11.31
                                                =================== ===================  ==================  ==================
-----------------------------------------------

(a)   Including securities on loan of:                    $ 65,459            $ 42,143            $ 63,503            $ 48,777
(b)   Investments - unaffiliated, at cost                  569,929             340,034             622,213             341,817
(c)   Foreign currency cost                                      -                   -                   1                   -
(d)   Proceeds from securities sold short                        -                   -                   -                   -
(e)   Premiums from options written                              -                   -                 (38)                  -

See Notes to the Financial Statements.


JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                           JNL/AIM               JNL/AIM              JNL/AIM
                                                          Large Cap            Real Estate           Small Cap
                                                         Growth Fund              Fund              Growth Fund
                                                     --------------------  --------------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                                 $ 2,024               $ 1,987                $ 81
   Interest                                                            -                     -                   -
   Foreign taxes withheld                                            (54)                  (12)                  -
   Securities lending                                                 16                     4                  13
                                                     --------------------  --------------------  ------------------
TOTAL INVESTMENT INCOME                                            1,986                 1,979                  94
                                                     --------------------  --------------------  ------------------

EXPENSES
   Administrative fees                                               182                    54                  27
   Advisory fees                                                   1,273                   388                 228
   Legal fees                                                          3                     1                   -
   Trustee fees                                                        5                     1                   1
   Other expenses                                                      4                     1                   1
   12b-1 service fee (Class A)                                       365                   107                  54
                                                     --------------------  --------------------  ------------------
TOTAL EXPENSES                                                     1,832                   552                 311
                                                     --------------------  --------------------  ------------------
                                                     --------------------  --------------------  ------------------
NET INVESTMENT INCOME (LOSS)                                         154                 1,427                (217)
                                                     --------------------  --------------------  ------------------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                  -                     -                   -
   Investments                                                    16,056                 2,746               3,881
   Foreign currency related items                                     (8)                  (33)                  -
   Futures contracts and options written                               -                     -                   -
   Investment securities sold short                                    -                     -                   -
   Brokerage commissions recaptured                                   36                    10                   5
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                   (18,090)               10,017                (460)
   Foreign currency related items                                      3                    (1)                  -
   Futures contracts and options written                               -                     -                   -
   Investment securities sold short                                    -                     -                   -
                                                     --------------------  --------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           (2,003)               12,739               3,426
                                                     --------------------  --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ (1,849)             $ 14,166             $ 3,209
-----------------------------------------------------====================  ====================  ==================

(a) Dividends from affiliated investments                          $ 230                 $ 126                $ 29


                                                          JNL/Alger           JNL/Eagle            JNL/Eagle
                                                            Growth           Core Equity            SmallCap
                                                             Fund                Fund             Equity Fund
                                                      ------------------- -------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                                 $ 1,353             $ 1,945                $ 215
   Interest                                                            3                   7                    -
   Foreign taxes withheld                                            (18)                (17)                   -
   Securities lending                                                 89                  15                   88
                                                      ------------------- -------------------  -------------------
TOTAL INVESTMENT INCOME                                            1,427               1,950                  303
                                                      ------------------- -------------------  -------------------

EXPENSES
   Administrative fees                                               122                 108                   86
   Advisory fees                                                     852                 712                  638
   Legal fees                                                          2                   2                    2
   Trustee fees                                                        3                   3                    2
   Other expenses                                                      3                   3                    2
   12b-1 service fee (Class A)                                       243                 215                  171
                                                      ------------------- -------------------  -------------------
TOTAL EXPENSES                                                     1,225               1,043                  901
                                                      ------------------- -------------------  -------------------
                                                      ------------------- -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                         202                 907                 (598)
                                                      ------------------- -------------------  -------------------
                                                                                               -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companie                   -                   -                    -
   Investments                                                    12,517              14,957               10,012
   Foreign currency related items                                    (13)                  -                    -
   Futures contracts and options written                               -                   -                    -
   Investment securities sold short                                    -                   -                    -
   Brokerage commissions recaptured                                   68                  57                   37
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                   (19,789)            (12,238)               3,715
   Foreign currency related items                                      -                   -                    -
   Futures contracts and options written                               -                   -                    -
   Investment securities sold short                                    -                   -                    -
                                                      ------------------- -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           (7,217)              2,776               13,764
                                                      ------------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ (7,015)            $ 3,683             $ 13,166
----------------------------------------------------  =================== ===================  ===================

(a) Dividends from affiliated investments                          $ 101               $ 243                 $ 99

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                         JNL/FMR              JNL/FMR           JNL/Franklin
                                                         Balanced             Mid-Cap             Templeton
                                                           Fund             Equity Fund        Income Fund (b)
                                                    -------------------  ------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                                 $ 698               $ 886                  $ 54
   Interest                                                        907                   -                   184
   Foreign taxes withheld                                           (7)                (29)                    -
   Securities lending                                               35                 104                     1
                                                    -------------------  ------------------  --------------------
TOTAL INVESTMENT INCOME                                          1,633                 961                   239
                                                    -------------------  ------------------  --------------------

EXPENSES
   Administrative fees                                              68                 110                     4
   Advisory fees                                                   476                 771                    32
   Legal fees                                                        1                   2                     -
   Trustee fees                                                      2                   3                     -
   Other expenses                                                    6                   3                     -
   12b-1 service fee (Class A)                                     136                 220                     8
                                                    -------------------  ------------------  --------------------
TOTAL EXPENSES                                                     689               1,109                    44
                                                    -------------------  ------------------  --------------------
                                                    -------------------  ------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                       944                (148)                  195
                                                    -------------------  ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                -                   -                     -
   Investments                                                   5,569              12,265                    12
   Foreign currency related items                                   (3)                 (1)                   (2)
   Futures contracts and options written                             -                   -                     -
   Investment securities sold short                                  -                   -                     -
   Brokerage commissions recaptured                                  8                  62                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                  (3,297)             (9,088)                 (109)
   Foreign currency related items                                    -                   -                     -
   Futures contracts and options written                             -                   -                     -
   Investment securities sold short                                  -                   -                     -
                                                    -------------------  ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          2,277               3,238                   (99)
                                                    -------------------  ------------------  --------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                  $ 3,221             $ 3,090                  $ 96
----------------------------------------------------===================  ==================  ====================

(a) Dividends from affiliated investments                         $ 68               $ 162                   $ 2

                                                                                                  JNL/Goldman
                                                         JNL/Franklin         JNL/Goldman         Sachs Short
                                                       Templeton Small       Sachs Mid Cap          Duration
                                                        Cap Value Fund        Value Fund         Bond Fund (b)
                                                      -------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                                   $ 832               $ 930                 $ 18
   Interest                                                            1                   -                2,284
   Foreign taxes withheld                                             (1)                  -                    -
   Securities lending                                                 42                   4                    4
                                                      -------------------  ------------------  -------------------
TOTAL INVESTMENT INCOME                                              874                 934                2,306
                                                      -------------------  ------------------  -------------------

EXPENSES
   Administrative fees                                                45                  49                   44
   Advisory fees                                                     383                 368                  195
   Legal fees                                                          1                   1                    1
   Trustee fees                                                        1                   1                    1
   Other expenses                                                      1                   1                    1
   12b-1 service fee (Class A)                                        99                  98                   87
                                                      -------------------  ------------------  -------------------
TOTAL EXPENSES                                                       530                 518                  329
                                                      -------------------  ------------------  -------------------
                                                      -------------------  ------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                         344                 416                1,977
                                                      -------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                  -                   -                    -
   Investments                                                     1,784               2,246                  (82)
   Foreign currency related items                                      -                   -                    -
   Futures contracts and options written                               -                   -                 (543)
   Investment securities sold short                                    -                   -                    -
   Brokerage commissions recaptured                                    -                   8                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                     4,434               1,077                 (985)
   Foreign currency related items                                      -                   -                    -
   Futures contracts and options written                               -                   -                   44
   Investment securities sold short                                    -                   -                    -
                                                      -------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            6,218               3,331               (1,566)
                                                      -------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                    $ 6,562             $ 3,747                $ 411
----------------------------------------------------  ===================  ==================  ===================

(a) Dividends from affiliated investments                          $ 358                $ 88                 $ 18
(b) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.


JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                       JNL/JPMorgan         JNL/JPMorgan          JNL/Lazard
                                                      International        International           Emerging
                                                       Equity Fund           Value Fund        Markets Fund (b)
                                                    -------------------  -------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                               $ 4,068              $ 7,556                $ 290
   Interest                                                          1                   19                   13
   Foreign taxes withheld                                         (476)                (894)                 (17)
   Securities lending                                              103                  190                    -
                                                    -------------------  -------------------  -------------------
TOTAL INVESTMENT INCOME                                          3,696                6,871                  286
                                                    -------------------  -------------------  -------------------

EXPENSES
   Administrative fees                                             167                  221                   12
   Advisory fees                                                   788                1,017                   82
   Legal fees                                                        2                    2                    -
   Trustee fees                                                      3                    3                    -
   Other expenses                                                    3                    4                    -
   12b-1 service fee (Class A)                                     223                  294                   16
                                                    -------------------  -------------------  -------------------
TOTAL EXPENSES                                                   1,186                1,541                  110
                                                    -------------------  -------------------  -------------------
                                                    -------------------  -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                     2,510                5,330                  176
                                                    -------------------  -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                -                    -                    -
   Investments                                                   4,112               24,096                 (524)
   Foreign currency related items                                   80                 (625)                (133)
   Futures contracts and options written                             -                  587                    -
   Investment securities sold short                                  -                    -                    -
   Brokerage commissions recaptured                                  -                   17                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                  12,908                1,761               (6,388)
   Foreign currency related items                                   (1)                (273)                  (1)
   Futures contracts and options written                             -                  (42)                   -
   Investment securities sold short                                  -                    -                    -
                                                    -------------------  -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         17,099               25,521               (7,046)
                                                    -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 19,609             $ 30,851             $ (6,870)
----------------------------------------------------===================  ===================  ===================

(a) Dividends from affiliated investments                        $ 118                $ 272                 $ 56

                                                                                                 JNL/Mellon
                                                                                                  Capital
                                                        JNL/Lazard           JNL/Lazard          Management
                                                          Mid Cap             Small Cap          Bond Index
                                                        Value Fund           Value Fund             Fund
                                                    --------------------  ------------------ -------------------
INVESTMENT INCOME
   Dividends (a)                                                $ 1,700               $ 835                $ 81
   Interest                                                           -                   -               4,661
   Foreign taxes withheld                                             -                   -                   -
   Securities lending                                                11                  68                   2
                                                    --------------------  ------------------ -------------------
TOTAL INVESTMENT INCOME                                           1,711                 903               4,744
                                                    --------------------  ------------------ -------------------

EXPENSES
   Administrative fees                                              109                  96                  96
   Advisory fees                                                    791                 723                 288
   Legal fees                                                         2                   2                   2
   Trustee fees                                                       3                   2                   2
   Other expenses                                                     2                   2                   2
   12b-1 service fee (Class A)                                      219                 193                 192
                                                    --------------------  ------------------ -------------------
TOTAL EXPENSES                                                    1,126               1,018                 582
                                                    --------------------  ------------------ -------------------
                                                    --------------------  ------------------ -------------------
NET INVESTMENT INCOME (LOSS)                                        585                (115)              4,162
                                                    --------------------  ------------------ -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                   -                   -
   Investments                                                   15,247              20,092                (629)
   Foreign currency related items                                     -                   -                   -
   Futures contracts and options written                              -                   -                   -
   Investment securities sold short                                   -                   -                  (7)
   Brokerage commissions recaptured                                  90                 167                   -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                   (9,016)             (5,767)             (5,543)
   Foreign currency related items                                     -                   -                   -
   Futures contracts and options written                              -                   -                   -
   Investment securities sold short                                   -                   -                  12
                                                    --------------------  ------------------ -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           6,321              14,492              (6,167)
                                                    --------------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 6,906            $ 14,377            $ (2,005)
--------------------------------------------------- ====================  ================== ===================

(a) Dividends from affiliated investments                         $ 208               $ 158                $ 80
(b) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006
                                                        JNL/Mellon
                                                          Capital             JNL/Mellon           JNL/Mellon
                                                        Management             Capital              Capital
                                                         Enhanced             Management           Management
                                                       S&P 500 Stock        International        S&P 400 MidCap
                                                        Index Fund            Index Fund           Index Fund
                                                    --------------------  ------------------- ---------------------
INVESTMENT INCOME
   Dividends (a)                                                  $ 600              $ 7,416               $ 2,508
   Interest                                                           3                   22                     9
   Foreign taxes withheld                                             -                 (825)                    -
   Securities lending                                                 2                  211                    33
                                                    --------------------  ------------------- ---------------------
TOTAL INVESTMENT INCOME                                             605                6,824                 2,550
                                                    --------------------  ------------------- ---------------------

EXPENSES
   Administrative fees                                               31                  260                   159
   Advisory fees                                                    153                  520                   462
   Legal fees                                                         1                    3                     2
   Trustee fees                                                       1                    4                     4
   Other expenses                                                     4                   12                    19
   12b-1 service fee (Class A)                                       62                  346                   318
                                                    --------------------  ------------------- ---------------------
TOTAL EXPENSES                                                      252                1,145                   964
                                                    --------------------  ------------------- ---------------------
                                                    --------------------  ------------------- ---------------------
NET INVESTMENT INCOME                                               353                5,679                 1,586
                                                    --------------------  ------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                    -                     -
   Investments                                                      981                1,488                 6,804
   Foreign currency related items                                     -                  468                     -
   Futures contracts and options written                            (49)                  98                  (214)
   Investment securities sold short                                   -                    -                     -
   Brokerage commissions recaptured                                   -                    -                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                      268               22,149                 2,633
   Foreign currency related items                                     -                  (12)                    -
   Futures contracts and options written                             38                   49                   307
   Investment securities sold short                                   -                    -                     -
                                                    --------------------  ------------------- ---------------------
NET REALIZED AND UNREALIZED GAIN                                  1,238               24,240                 9,530
                                                    --------------------  ------------------- ---------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                   $ 1,591             $ 29,919              $ 11,116
----------------------------------------------------====================  =================== =====================

(a) Dividends from affiliated investments                          $ 31                $ 202                 $ 208


                                                         JNL/Mellon          JNL/Mellon
                                                          Capital              Capital               JNL/
                                                         Management          Management          Oppenheimer
                                                       S&P 500 Index          Small Cap             Global
                                                            Fund             Index Fund          Growth Fund
                                                     -------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                                $ 4,445             $ 1,859              $ 3,450
   Interest                                                          19                   9                    1
   Foreign taxes withheld                                             -                  (1)                (332)
   Securities lending                                                15                 224                  108
                                                     -------------------  ------------------  -------------------
TOTAL INVESTMENT INCOME                                           4,479               2,091                3,227
                                                     -------------------  ------------------  -------------------

EXPENSES
   Administrative fees                                              226                 136                  226
   Advisory fees                                                    657                 394                1,052
   Legal fees                                                         4                   2                    3
   Trustee fees                                                       6                   3                    4
   Other expenses                                                    27                   3                   15
   12b-1 service fee (Class A)                                      452                 271                  301
                                                     -------------------  ------------------  -------------------
TOTAL EXPENSES                                                    1,372                 809                1,601
                                                     -------------------  ------------------  -------------------
                                                     -------------------  ------------------  -------------------
NET INVESTMENT INCOME                                             3,107               1,282                1,626
                                                     -------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                   -                    -
   Investments                                                    1,321              17,831               20,971
   Foreign currency related items                                     -                   -                 (210)
   Futures contracts and options written                           (149)                (83)                   -
   Investment securities sold short                                   -                   -                    -
   Brokerage commissions recaptured                                   -                   -                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                    5,504              (1,248)             (11,197)
   Foreign currency related items                                     -                   -                    9
   Futures contracts and options written                            316                 338                    -
   Investment securities sold short                                   -                   -                    -
                                                     -------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN                                  6,992              16,838                9,573
                                                     -------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                  $ 10,099            $ 18,120             $ 11,199
---------------------------------------------------- ===================  ==================  ===================

(a) Dividends from affiliated investments                         $ 228               $ 178                $ 128

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                          JNL/               JNL/PIMCO           JNL/Putnam
                                                       Oppenheimer          Total Return           Equity
                                                       Growth Fund           Bond Fund              Fund
                                                   --------------------  -------------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                                 $ 130                $ 219             $ 1,144
   Interest                                                          -               14,631                  11
   Foreign taxes withheld                                           (3)                   -                  (1)
   Securities lending                                                1                    6                  24
                                                   --------------------  -------------------  ------------------
TOTAL INVESTMENT INCOME                                            128               14,856               1,178
                                                   --------------------  -------------------  ------------------

EXPENSES
   Administrative fees                                              15                  301                  78
   Advisory fees                                                    98                1,503                 525
   Legal fees                                                        -                    5                   1
   Trustee fees                                                      -                    7                   2
   Other expenses                                                    -                    6                   2
   12b-1 service fee (Class A)                                      30                  601                 156
                                                   --------------------  -------------------  ------------------
TOTAL EXPENSES                                                     143                2,423                 764
                                                   --------------------  -------------------  ------------------
                                                   --------------------  -------------------  ------------------
NET INVESTMENT INCOME (LOSS)                                       (15)              12,433                 414
                                                   --------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                -                    -                   -
   Investments                                                     841               (2,028)              9,444
   Foreign currency related items                                    -                   44                   -
   Futures contracts and options written                             -                 (749)                  -
   Investment securities sold short                                  -                 (318)                  -
   Brokerage commissions recaptured                                  -                    -                  29
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                  (1,950)              (7,135)             (7,912)
   Foreign currency related items                                    -               (1,620)                  -
   Futures contracts and options written                             -               (5,791)                  -
   Investment securities sold short                                  -                    -                   -
                                                   --------------------  -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (1,109)             (17,597)              1,561
                                                   --------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ (1,124)            $ (5,164)            $ 1,975
---------------------------------------------------====================  ===================  ==================

(a) Dividends from affiliated investments                          $ 7                  $ -                 $ -


                                                                                                   JNL/S&P
                                                       JNL/Putnam           JNL/Putnam             Managed
                                                         Midcap               Value              Aggressive
                                                      Growth Fund          Equity Fund           Growth Fund
                                                   -------------------  -------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                                $ 139              $ 1,605                 $ 132
   Interest                                                         9                   24                     -
   Foreign taxes withheld                                           -                    -                     -
   Securities lending                                               5                   16                     -
                                                   -------------------  -------------------  --------------------
TOTAL INVESTMENT INCOME                                           153                1,645                   132
                                                   -------------------  -------------------  --------------------

EXPENSES
   Administrative fees                                             20                   88                   166
   Advisory fees                                                  148                  586                   389
   Legal fees                                                       -                    1                     5
   Trustee fees                                                     1                    2                     8
   Other expenses                                                   -                    2                     7
   12b-1 service fee (Class A)                                     39                  177                     -
                                                   -------------------  -------------------  --------------------
TOTAL EXPENSES                                                    208                  856                   575
                                                   -------------------  -------------------  --------------------
                                                   -------------------  -------------------  --------------------
NET INVESTMENT INCOME (LOSS)                                      (55)                 789                  (443)
                                                   -------------------  -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment compa                   -                    -                     -
   Investments                                                  4,541                8,927                27,727
   Foreign currency related items                                   -                    -                     -
   Futures contracts and options written                            -                    -                     -
   Investment securities sold short                                 -                    -                     -
   Brokerage commissions recaptured                                 7                   21                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                 (3,971)              (6,825)               (2,407)
   Foreign currency related items                                   -                    -                     -
   Futures contracts and options written                            -                    -                     -
   Investment securities sold short                                 -                    -                     -
                                                   -------------------  -------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           577                2,123                25,320
                                                   -------------------  -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 522              $ 2,912              $ 24,877
-------------------------------------------------  ===================  ===================  ====================

(a) Dividends from affiliated investments                         $ -                  $ -                 $ 132

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                     JNL/S&P                                  JNL/S&P
                                                     Managed              JNL/S&P             Managed
                                                   Conservative           Managed            Moderate
                                                       Fund             Growth Fund            Fund
                                                -------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                             $ 242               $ 368               $ 377
   Interest                                                      -                   -                   -
   Foreign taxes withheld                                        -                   -                   -
   Securities lending                                            -                   -                   -
                                                -------------------  ------------------  ------------------
TOTAL INVESTMENT INCOME                                        242                 368                 377
                                                -------------------  ------------------  ------------------

EXPENSES
   Administrative fees                                          22                 271                  48
   Advisory fees                                                59                 558                 124
   Legal fees                                                    1                   9                   1
   Trustee fees                                                  1                  14                   2
   Other expenses                                                1                  12                   2
   12b-1 service fee (Class A)                                   -                   -                   -
                                                -------------------  ------------------  ------------------
TOTAL EXPENSES                                                  84                 864                 177
                                                -------------------  ------------------  ------------------
                                                -------------------  ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                                   158                (496)                200
                                                -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies            -                   -                   -
   Investments                                                 756              34,058               2,066
   Foreign currency related items                                -                   -                   -
   Futures contracts and options written                         -                   -                   -
   Investment securities sold short                              -                   -                   -
   Brokerage commissions recaptured                              -                   -                   -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                 231                 509               1,697
   Foreign currency related items                                -                   -                   -
   Futures contracts and options written                         -                   -                   -
   Investment securities sold short                              -                   -                   -
                                                -------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        987              34,567               3,763
                                                -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 1,145            $ 34,071             $ 3,963
------------------------------------------------===================  ==================  ==================

(a) Dividends from affiliated investments                    $ 242               $ 368               $ 377


                                                      JNL/S&P
                                                      Managed              JNL/S&P              JNL/S&P
                                                      Moderate            Retirement           Retirement
                                                    Growth Fund         2015 Fund (b)        2020 Fund (b)
                                                 -------------------  -------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                              $ 789                  $ -                  $ -
   Interest                                                       -                    -                    -
   Foreign taxes withheld                                         -                    -                    -
   Securities lending                                             -                    -                    -
                                                 -------------------  -------------------  -------------------
TOTAL INVESTMENT INCOME                                         789                    -                    -
                                                 -------------------  -------------------  -------------------

EXPENSES
   Administrative fees                                          232                    -                    -
   Advisory fees                                                495                    1                    -
   Legal fees                                                     7                    -                    -
   Trustee fees                                                  11                    -                    -
   Other expenses                                                10                    -                    -
   12b-1 service fee (Class A)                                    -                    -                    -
                                                 -------------------  -------------------  -------------------
TOTAL EXPENSES                                                  755                    1                    -
                                                 -------------------  -------------------  -------------------
                                                 -------------------  -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                     34                   (1)                   -
                                                 -------------------  -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies             -                    -                    -
   Investments                                               20,918                    4                    2
   Foreign currency related items                                 -                    -                    -
   Futures contracts and options written                          -                    -                    -
   Investment securities sold short                               -                    -                    -
   Brokerage commissions recaptured                               -                    -                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                2,111                  (14)                  (8)
   Foreign currency related items                                 -                    -                    -
   Futures contracts and options written                          -                    -                    -
   Investment securities sold short                               -                    -                    -
                                                 -------------------  -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      23,029                  (10)                  (6)
                                                 -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 23,063                $ (11)                $ (6)
-----------------------------------------------  ===================  ===================  ===================

(a) Dividends from affiliated investments                     $ 789                  $ -                  $ -
(b) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                            JNL/S&P              JNL/S&P             JNL/Select
                                                          Retirement            Retirement            Balanced
                                                         2025 Fund (b)       Income Fund (b)            Fund
                                                      --------------------  -------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                                      $ -                  $ 1              $ 3,420
   Interest                                                             -                    -                3,255
   Foreign taxes withheld                                               -                    -                  (29)
   Securities lending                                                   -                    -                   46
                                                      --------------------  -------------------  -------------------
TOTAL INVESTMENT INCOME                                                 -                    1                6,692
                                                      --------------------  -------------------  -------------------

EXPENSES
   Administrative fees                                                  -                    -                  197
   Advisory fees                                                        -                    1                  955
   Legal fees                                                           -                    -                    3
   Trustee fees                                                         -                    -                    5
   Other expenses                                                       -                    -                    4
   12b-1 service fee (Class A)                                          -                    -                  394
                                                      --------------------  -------------------  -------------------
TOTAL EXPENSES                                                          -                    1                1,558
                                                      --------------------  -------------------  -------------------
                                                      --------------------  -------------------  -------------------
NET INVESTMENT INCOME                                                   -                    -                5,134
                                                      --------------------  -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                   -                    -                    -
   Investments                                                          1                    2               11,673
   Foreign currency related items                                       -                    -                    -
   Futures contracts and options written                                -                    -                   41
   Investment securities sold short                                     -                    -                    -
   Brokerage commissions recaptured                                     -                    -                   10
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                         (1)                 (14)              (4,625)
   Foreign currency related items                                       -                    -                    -
   Futures contracts and options written                                -                    -                   41
   Investment securities sold short                                     -                    -                    -
                                                      --------------------  -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                 -                  (12)               7,140
                                                      --------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    $ -                $ (12)            $ 12,274
------------------------------------------------------====================  ===================  ===================

(a) Dividends from affiliated investments                             $ -                  $ 1                $ 222


                                                            JNL/Select           JNL/Select           JNL/Select
                                                           Global Growth          Large Cap             Money
                                                               Fund              Growth Fund         Market Fund
                                                        --------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                                    $ 1,534             $ 1,068                  $ 1
   Interest                                                               -                   -                6,642
   Foreign taxes withheld                                              (128)                (37)                   -
   Securities lending                                                    40                  20                    2
                                                        --------------------  ------------------  -------------------
TOTAL INVESTMENT INCOME                                               1,446               1,051                6,645
                                                        --------------------  ------------------  -------------------

EXPENSES
   Administrative fees                                                  136                 103                  141
   Advisory fees                                                        673                 706                  392
   Legal fees                                                             2                   2                    2
   Trustee fees                                                           2                   3                    3
   Other expenses                                                         7                   2                    3
   12b-1 service fee (Class A)                                          182                 206                  281
                                                        --------------------  ------------------  -------------------
TOTAL EXPENSES                                                        1,002               1,022                  822
                                                        --------------------  ------------------  -------------------
                                                        --------------------  ------------------  -------------------
NET INVESTMENT INCOME                                                   444                  29                5,823
                                                        --------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                     -                   -                    -
   Investments                                                       16,215              11,352                    -
   Foreign currency related items                                       (50)                  -                    -
   Futures contracts and options written                                  -                   -                    -
   Investment securities sold short                                       -                   -                    -
   Brokerage commissions recaptured                                      32                   5                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                       (6,298)            (16,463)                   -
   Foreign currency related items                                         1                   1                    -
   Futures contracts and options written                                  -                   -                    -
   Investment securities sold short                                       -                   -                    -
                                                        --------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                               9,900              (5,105)                   -
                                                        --------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 $ 10,344            $ (5,076)             $ 5,823
------------------------------------------------------  ====================  ==================  ===================

(a) Dividends from affiliated investments                              $ 39                $ 76                  $ -
(b) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                                           JNL/T.Rowe          JNL/T.Rowe            JNL/T.Rowe
                                                                             Price                Price                Price
                                                     JNL/Select           Established            Mid-Cap               Value
                                                     Value Fund           Growth Fund          Growth Fund              Fund
                                                     ----------------  ------------------- --------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                             $ 3,437              $ 5,729              $ 4,771              $ 8,067
   Interest                                                        -                    -                    -                  156
   Foreign taxes withheld                                         (1)                (187)                 (15)                (140)
   Securities lending                                              6                  197                  198                  134
                                                     ----------------  ------------------- --------------------  -------------------
TOTAL INVESTMENT INCOME                                        3,442                5,739                4,954                8,217
                                                     ----------------  ------------------- --------------------  -------------------

EXPENSES
   Administrative fees                                           159                  361                  320                  283
   Advisory fees                                                 868                2,149                2,280                1,860
   Legal fees                                                      2                    6                    5                    5
   Trustee fees                                                    4                    9                    8                    7
   Other expenses                                                  3                    8                    7                    6
   12b-1 service fee (Class A)                                   318                  723                  641                  566
                                                     ----------------  ------------------- --------------------  -------------------
TOTAL EXPENSES                                                 1,354                3,256                3,261                2,727
                                                     ----------------  ------------------- --------------------  -------------------
                                                     ----------------  ------------------- --------------------  -------------------
NET INVESTMENT INCOME                                          2,088                2,483                1,693                5,490
                                                     ----------------  ------------------- --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies              -                    -                    -                    -
   Investments                                                12,012               26,841               38,056               24,900
   Foreign currency related items                                  -                  (90)                   1                   (8)
   Futures contracts and options written                           -                    -                    -                    -
   Investment securities sold short                                -                    -                    -                    -
   Brokerage commissions recaptured                               13                   26                   39                    8
Net change in unrealized appreciation or
   depreciation on:                                                -
   Investments                                                 5,672              (22,523)             (32,183)                (197)
   Foreign currency related items                                  -                    1                    -                    1
   Futures contracts and options written                           -                    -                    -                    -
   Investment securities sold short                                -                    -                    -                    -
                                                     ----------------  ------------------- --------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       17,697                4,255                5,913               24,704
                                                     ----------------  ------------------- --------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 19,785              $ 6,738              $ 7,606             $ 30,194
-----------------------------------------------------================  =================== ====================  ===================

(a) Dividends from affiliated investments                      $ 151                $ 460                $ 556                $ 313


                                                                                                   JNL/Western
                                                         JNL/Western           JNL/Western       U.S. Government
                                                          High Yield         Strategic Bond          & Quality
                                                          Bond Fund               Fund              Bond Fund
                                                      -------------------  -------------------- -------------------
INVESTMENT INCOME
   Dividends (a)                                                    $ 14                  $ 21                $ 28
   Interest                                                       12,042                10,283               5,136
   Foreign taxes withheld                                              -                     -                   -
   Securities lending                                                188                   144                  63
                                                      -------------------  -------------------- -------------------
TOTAL INVESTMENT INCOME                                           12,244                10,448               5,227
                                                      -------------------  -------------------- -------------------

EXPENSES
   Administrative fees                                               147                   179                 107
   Advisory fees                                                     730                 1,111                 519
   Legal fees                                                          2                     3                   2
   Trustee fees                                                        4                     4                   3
   Other expenses                                                      3                     3                   2
   12b-1 service fee (Class A)                                       294                   358                 214
                                                      -------------------  -------------------- -------------------
TOTAL EXPENSES                                                     1,180                 1,658                 847
                                                      -------------------  -------------------- -------------------
                                                      -------------------  -------------------- -------------------
NET INVESTMENT INCOME                                             11,064                 8,790               4,380
                                                      -------------------  -------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                  -                     -                   -
   Investments                                                    (1,102)               (6,804)             (3,709)
   Foreign currency related items                                      -                   (13)                  -
   Futures contracts and options written                               -                    28                 268
   Investment securities sold short                                    -                     -                   -
   Brokerage commissions recaptured                                    -                     -                   -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                                    (3,111)               (4,691)             (4,664)
   Foreign currency related items                                      -                     9                   -
   Futures contracts and options written                               -                   131                  68
   Investment securities sold short                                    -                     -                   -
                                                      -------------------  -------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           (4,213)              (11,340)             (8,037)
                                                      -------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               $ 6,851              $ (2,550)           $ (3,657)
----------------------------------------------------- ===================  ==================== ===================

(a) Dividends from affiliated investments                            $ -                   $ -                 $ -

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                JNL/AIM             JNL/AIM              JNL/AIM
                                               Large Cap          Real Estate           Small Cap
OPERATIONS                                    Growth Fund             Fund             Growth Fund
                                           ------------------  -------------------  -------------------
   Net investment income (loss)                        $ 154              $ 1,427               $ (217)
   Net realized gain (loss) on:
      Distributions from investment companies              -                    -                    -
      Investments                                     16,056                2,746                3,881
      Foreign currency related items                      (8)                 (33)                   -
      Futures contracts and options written                -                    -                    -
      Investment securities sold short                     -                    -                    -
      Brokerage commission recapture                      36                   10                    5
Net change in unrealized appreciation or
   depreciation on:
        Investments                                  (18,090)              10,017                 (460)
        Foreign currency related items                     3                   (1)                   -
        Futures contracts and options written              -                    -                    -
        Investment securities sold short                   -                    -                    -
                                           ------------------  -------------------  -------------------
                                           ------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (1,849)              14,166                3,209
                                           ------------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                              -                    -                    -
      Class B                                              -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                              -                    -                    -
      Class B                                              -                    -                    -
                                           ------------------  -------------------  -------------------
                                           ------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                        -                    -                    -
                                           ------------------  -------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                         68,635               72,549               13,369
      Class B                                             53                   65                   25
   Reinvestment of distributions
      Class A                                              -                    -                    -
      Class B                                              -                    -                    -
   Cost of shares redeemed
      Class A                                        (77,715)             (23,633)             (13,388)
      Class B                                            (19)                 (41)                  (3)
                                           ------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 (9,046)              48,940                    3
                                           ------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                (10,895)              63,106                3,212

NET ASSETS BEGINNING OF PERIOD                       361,653               79,355               49,934
                                           ------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                           $ 350,758            $ 142,461             $ 53,146
                                           ==================  ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                           $ 242              $ 2,359               $ (217)
                                           ==================  ===================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                          5,345                5,662                  911
      Class B                                              4                    5                    2
   Reinvestment of distributions
      Class A                                              -                    -                    -
      Class B                                              -                    -                    -
   Shares redeemed
      Class A                                         (5,975)              (1,852)                (922)
      Class B                                             (1)                  (3)                   -
                                           ------------------  -------------------  -------------------
   Net increase (decrease)
      Class A                                           (630)               3,810                  (11)
                                           ==================  ===================  ===================

      Class B                                              3                    2                    2
                                           ==================  ===================  ===================



                                                JNL/Alger           JNL/Eagle           JNL/Eagle
                                                  Growth           Core Equity          SmallCap
OPERATIONS                                         Fund               Fund             Equity Fund
                                             -----------------  ------------------  ------------------
   Net investment income (loss)                         $ 202               $ 907              $ (598)
   Net realized gain (loss) on:
      Distributions from investment companies               -                   -                   -
      Investments                                      12,517              14,957              10,012
      Foreign currency related items                      (13)                  -                   -
      Futures contracts and options written                 -                   -                   -
      Investment securities sold short                      -                   -                   -
      Brokerage commission recapture                       68                  57                  37
Net change in unrealized appreciation or
   depreciation on:
        Investments                                   (19,789)            (12,238)              3,715
        Foreign currency related items                      -                   -                   -
        Futures contracts and options written               -                   -                   -
        Investment securities sold short                    -                   -                   -
                                             -----------------  ------------------  ------------------
                                             -----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (7,015)              3,683              13,166
                                             -----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                               -                   -                   -
      Class B                                               -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                               -                   -                   -
      Class B                                               -                   -                   -
                                             -----------------  ------------------  ------------------
                                             -----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         -                   -                   -
                                             -----------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                          20,744               5,652              36,356
      Class B                                              25                  12                  23
   Reinvestment of distributions
      Class A                                               -                   -                   -
      Class B                                               -                   -                   -
   Cost of shares redeemed
      Class A                                         (36,851)            (90,665)            (36,789)
      Class B                                              (5)                 (7)                (18)
                                             -----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                 (16,087)            (85,008)               (428)
                                             -----------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (23,102)            (81,325)             12,738

NET ASSETS BEGINNING OF PERIOD                        251,077             244,420             159,616
                                             -----------------  ------------------  ------------------

NET ASSETS END OF PERIOD                            $ 227,975           $ 163,095           $ 172,354
                                             =================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                            $ 241             $ 1,030              $ (598)
                                             =================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                           1,193                 359               1,628
      Class B                                               1                   1                   1
   Reinvestment of distributions
      Class A                                               -                   -                   -
      Class B                                               -                   -                   -
   Shares redeemed
      Class A                                          (2,117)             (5,680)             (1,655)
      Class B                                               -                   -                  (1)
                                             -----------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                            (924)             (5,321)                (27)
                                             =================  ==================  ==================

      Class B                                               1                   1                   -
                                             =================  ==================  ==================


See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                         JNL/FMR              JNL/FMR            JNL/Franklin
                                                        Balanced              Mid-Cap             Templeton
OPERATIONS                                                Fund              Equity Fund        Income Fund (a)
                                                   --------------------  -------------------  -------------------
   Net investment income (loss)                                  $ 944               $ (148)               $ 195
   Net realized gain (loss) on:
      Distributions from investment companies                        -                    -                    -
      Investments                                                5,569               12,265                   12
      Foreign currency related items                                (3)                  (1)                  (2)
      Futures contracts and options written                          -                    -                    -
      Investment securities sold short                               -                    -                    -
      Brokerage commission recapture                                 8                   62                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             (3,297)              (9,088)                (109)
        Foreign currency related items                               -                    -                    -
        Futures contracts and options written                        -                    -                    -
        Investment securities sold short                             -                    -                    -
                                                   --------------------  -------------------  -------------------
                                                   --------------------  -------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                    3,221                3,090                   96
                                                   --------------------  -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                    -                    -
      Class B                                                        -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                        -                    -                    -
      Class B                                                        -                    -                    -
                                                   --------------------  -------------------  -------------------
                                                   --------------------  -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                    -                    -
                                                   --------------------  -------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   25,885               24,219               30,698
      Class B                                                       18                    7                  100
   Reinvestment of distributions
      Class A                                                        -                    -                    -
      Class B                                                        -                    -                    -
   Cost of shares redeemed
      Class A                                                  (15,988)             (37,682)                (463)
      Class B                                                       (1)                  (2)                   -
                                                   --------------------  -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            9,914              (13,458)              30,335
                                                   --------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           13,135              (10,368)              30,431

NET ASSETS BEGINNING OF PERIOD                                 128,039              217,301                    -
                                                   --------------------  -------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 141,174            $ 206,933             $ 30,431
                                                   ====================  ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                   $ 2,336               $ (148)               $ 195
                                                   ====================  ===================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                    2,275                1,394                3,078
      Class B                                                        2                    -                   10
   Reinvestment of distributions
      Class A                                                        -                    -                    -
      Class B                                                        -                    -                    -
   Shares redeemed
      Class A                                                   (1,406)              (2,145)                 (47)
      Class B                                                        -                    -                    -
                                                   --------------------  -------------------  -------------------
   Net increase (decrease)
      Class A                                                      869                 (751)               3,031
                                                   ====================  ===================  ===================

      Class B                                                        2                    -                   10
                                                   ====================  ===================  ===================

---------------------------------------------------


                                                                                                 JNL/Goldman
                                                       JNL/Franklin          JNL/Goldman         Sachs Short
                                                     Templeton Small        Sachs Mid Cap          Duration
OPERATIONS                                            Cap Value Fund         Value Fund         Bond Fund (a)
                                                    -------------------  -------------------- -------------------
   Net investment income (loss)                                  $ 344                 $ 416             $ 1,977
   Net realized gain (loss) on:
      Distributions from investment companies                        -                     -                   -
      Investments                                                1,784                 2,246                 (82)
      Foreign currency related items                                 -                     -                   -
      Futures contracts and options written                          -                     -                (543)
      Investment securities sold short                               -                     -                   -
      Brokerage commission recapture                                 -                     8                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                              4,434                 1,077                (985)
        Foreign currency related items                               -                     -                   -
        Futures contracts and options written                        -                     -                  44
        Investment securities sold short                             -                     -                   -
                                                    -------------------  -------------------- -------------------
                                                    -------------------  -------------------- -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                    6,562                 3,747                 411
                                                    -------------------  -------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                     -                   -
      Class B                                                        -                     -                   -
   From net realized gains on
      investment transactions
      Class A                                                        -                     -                   -
      Class B                                                        -                     -                   -
                                                    -------------------  -------------------- -------------------
                                                    -------------------  -------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                     -                   -
                                                    -------------------  -------------------- -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   52,598                43,034             301,732
      Class B                                                       71                    19                 100
   Reinvestment of distributions
      Class A                                                        -                     -                   -
      Class B                                                        -                     -                   -
   Cost of shares redeemed
      Class A                                                  (22,551)              (17,642)            (12,720)
      Class B                                                      (17)                  (11)                  -
                                                    -------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           30,101                25,400             289,112
                                                    -------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           36,663                29,147             289,523

NET ASSETS BEGINNING OF PERIOD                                  72,538                85,940                   -
                                                    -------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                     $ 109,201             $ 115,087           $ 289,523
                                                    ===================  ==================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 503                 $ 877             $ 1,977
                                                    ===================  ==================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                    4,362                 3,606              30,169
      Class B                                                        6                     1                  10
   Reinvestment of distributions
      Class A                                                        -                     -                   -
      Class B                                                        -                     -                   -
   Shares redeemed
      Class A                                                   (1,885)               (1,492)             (1,271)
      Class B                                                       (1)                   (1)                  -
                                                    -------------------  -------------------- -------------------
   Net increase (decrease)
      Class A                                                    2,477                 2,114              28,898
                                                    ===================  ==================== ===================

      Class B                                                        5                     -                  10
                                                    ===================  ==================== ===================

---------------------------------------------------
(a) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                        JNL/JPMorgan       JNL/JPMorgan         JNL/Lazard
                                                       International       International         Emerging
OPERATIONS                                              Equity Fund         Value Fund       Markets Fund (a)
                                                      -----------------  ------------------  -----------------
   Net investment income (loss)                                $ 2,510             $ 5,330              $ 176
   Net realized gain (loss) on:
      Distributions from investment companies                        -                   -                  -
      Investments                                                4,112              24,096               (524)
      Foreign currency related items                                80                (625)              (133)
      Futures contracts and options written                          -                 587                  -
      Investment securities sold short                               -                   -                  -
      Brokerage commission recapture                                 -                  17                  -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             12,908               1,761             (6,388)
        Foreign currency related items                              (1)               (273)                (1)
        Futures contracts and options written                        -                 (42)                 -
        Investment securities sold short                             -                   -                  -
                                                      -----------------  ------------------  -----------------
                                                      -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              19,609              30,851             (6,870)
                                                      -----------------  ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                   -                  -
      Class B                                                        -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                                        -                   -                  -
      Class B                                                        -                   -                  -
                                                      -----------------  ------------------  -----------------
                                                      -----------------  ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                   -                  -
                                                      -----------------  ------------------  -----------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   59,376             131,908             62,574
      Class B                                                       27                  53                100
   Reinvestment of distributions
      Class A                                                        -                   -                  -
      Class B                                                        -                   -                  -
   Cost of shares redeemed
      Class A                                                  (49,608)            (47,795)            (3,033)
      Class B                                                       (2)                (18)                 -
                                                      -----------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            9,793              84,148             59,641
                                                      -----------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           29,402             114,999             52,771

NET ASSETS BEGINNING OF PERIOD                                 201,688             234,283
                                                      -----------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                     $ 231,090           $ 349,282           $ 52,771
                                                      =================  ==================  =================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                   $ 2,528             $ 8,120              $ 176
                                                      =================  ==================  =================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                    4,536              10,900              6,370
      Class B                                                        2                   4                 10
   Reinvestment of distributions
      Class A                                                        -                   -                  -
      Class B                                                        -                   -                  -
   Shares redeemed
      Class A                                                   (3,788)             (3,989)              (344)
      Class B                                                        -                  (1)                 -
                                                      -----------------  ------------------  -----------------
   Net increase (decrease)
      Class A                                                      748               6,911              6,026
                                                      =================  ==================  =================

      Class B                                                        2                   3                 10
                                                      =================  ==================  =================

------------------------------------------------------


                                                                                                 JNL/Mellon
                                                                                                   Capital
                                                          JNL/Lazard          JNL/Lazard         Management
                                                            Mid Cap           Small Cap          Bond Index
OPERATIONS                                                Value Fund          Value Fund            Fund
                                                       ------------------ ------------------- ------------------
   Net investment income (loss)                                    $ 585              $ (115)           $ 4,162
   Net realized gain (loss) on:
      Distributions from investment companies                          -                   -                  -
      Investments                                                 15,247              20,092               (629)
      Foreign currency related items                                   -                   -                  -
      Futures contracts and options written                            -                   -                  -
      Investment securities sold short                                 -                   -                 (7)
      Brokerage commission recapture                                  90                 167                  -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                               (9,016)             (5,767)            (5,543)
        Foreign currency related items                                 -                   -                  -
        Futures contracts and options written                          -                   -                  -
        Investment securities sold short                               -                   -                 12
                                                       ------------------ ------------------- ------------------
                                                       ------------------ ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 6,906              14,377             (2,005)
                                                       ------------------ ------------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                   -                  -
      Class B                                                          -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                                          -                   -                  -
      Class B                                                          -                   -                  -
                                                       ------------------ ------------------- ------------------
                                                       ------------------ ------------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                   -                  -
                                                       ------------------ ------------------- ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                     30,636              32,662             59,135
      Class B                                                         55                  52                 25
   Reinvestment of distributions
      Class A                                                          -                   -                  -
      Class B                                                          -                   -                  -
   Cost of shares redeemed
      Class A                                                    (69,469)            (92,257)           (33,463)
      Class B                                                        (33)                (28)                (7)
                                                       ------------------ ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (38,811)            (59,571)            25,690
                                                       ------------------ ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                            (31,905)            (45,194)            23,685

NET ASSETS BEGINNING OF PERIOD                                   228,988             198,054            180,689
                                                       ------------------ ------------------- ------------------

NET ASSETS END OF PERIOD                                       $ 197,083           $ 152,860          $ 204,374
                                                       ================== =================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                       $ 769               $ (60)           $ 9,101
                                                       ================== =================== ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                      2,203               2,370              5,537
      Class B                                                          4                   4                  2
   Reinvestment of distributions
      Class A                                                          -                   -                  -
      Class B                                                          -                   -                  -
   Shares redeemed
      Class A                                                     (4,976)             (6,581)            (3,130)
      Class B                                                         (3)                 (2)                (1)
                                                       ------------------ ------------------- ------------------
   Net increase (decrease)
      Class A                                                     (2,773)             (4,211)             2,407
                                                       ================== =================== ==================

      Class B                                                          1                   2                  1
                                                       ================== =================== ==================

------------------------------------------------------
(a) Period from May 1, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006
                                                        JNL/Mellon
                                                          Capital           JNL/Mellon           JNL/Mellon
                                                        Management            Capital             Capital
                                                         Enhanced           Management           Management
                                                       S&P 500 Stock       International       S&P 400 MidCap
OPERATIONS                                              Index Fund          Index Fund           Index Fund
                                                     ------------------  ------------------  -------------------
   Net investment income                                         $ 353             $ 5,679              $ 1,586
   Net realized gain (loss) on:
      Distributions from investment companies                        -                   -                    -
      Investments                                                  981               1,488                6,804
      Foreign currency related items                                 -                 468                    -
      Futures contracts and options written                        (49)                 98                 (214)
      Investment securities sold short                               -                   -                    -
      Brokerage commission recapture                                 -                   -                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                268              22,149                2,633
        Foreign currency related items                               -                 (12)                   -
        Futures contracts and options written                       38                  49                  307
        Investment securities sold short                             -                   -                    -
                                                     ------------------  ------------------  -------------------
                                                     ------------------  ------------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                    1,591              29,919               11,116
                                                     ------------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                   -                    -
      Class B                                                        -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                        -                   -                    -
      Class B                                                        -                   -                    -
                                                     ------------------  ------------------  -------------------
                                                     ------------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                   -                    -
                                                     ------------------  ------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                    8,326             110,905               85,131
      Class B                                                       21                 148                   77
   Reinvestment of distributions
      Class A                                                        -                   -                    -
      Class B                                                        -                   -                    -
   Cost of shares redeemed
      Class A                                                  (10,175)            (50,494)             (47,192)
      Class B                                                      (11)                (74)                 (51)
                                                     ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (1,839)             60,485               37,965
                                                     ------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                             (248)             90,404               49,081

NET ASSETS BEGINNING OF PERIOD                                  62,232             295,051              288,731
                                                     ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                      $ 61,984           $ 385,455            $ 337,812
                                                     ==================  ==================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                   $ 1,293             $ 9,172              $ 2,557
                                                     ==================  ==================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                      970               7,576                5,713
      Class B                                                        3                  10                    5
   Reinvestment of distributions
      Class A                                                        -                   -                    -
      Class B                                                        -                   -                    -
   Shares redeemed
      Class A                                                   (1,190)             (3,459)              (3,174)
      Class B                                                       (1)                 (5)                  (3)
                                                     ------------------  ------------------  -------------------
   Net increase (decrease)
      Class A                                                     (220)              4,117                2,539
                                                     ==================  ==================  ===================

      Class B                                                        2                   5                    2
                                                     ==================  ==================  ===================



                                                       JNL/Mellon          JNL/Mellon
                                                         Capital            Capital               JNL/
                                                       Management          Management         Oppenheimer
                                                      S&P 500 Index        Small Cap             Global
OPERATIONS                                                Fund             Index Fund         Growth Fund
                                                    ------------------  -----------------  -------------------
   Net investment income                                      $ 3,107            $ 1,282              $ 1,626
   Net realized gain (loss) on:
      Distributions from investment companies                       -                  -                    -
      Investments                                               1,321             17,831               20,971
      Foreign currency related items                                -                  -                 (210)
      Futures contracts and options written                      (149)               (83)                   -
      Investment securities sold short                              -                  -                    -
      Brokerage commission recapture                                -                  -                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             5,504             (1,248)             (11,197)
        Foreign currency related items                              -                  -                    9
        Futures contracts and options written                     316                338                    -
        Investment securities sold short                            -                  -                    -
                                                    ------------------  -----------------  -------------------
                                                    ------------------  -----------------  -------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                  10,099             18,120               11,199
                                                    ------------------  -----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       -                  -                    -
      Class B                                                       -                  -                    -
   From net realized gains on
      investment transactions
      Class A                                                       -                  -                    -
      Class B                                                       -                  -                    -
                                                    ------------------  -----------------  -------------------
                                                    ------------------  -----------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -                  -                    -
                                                    ------------------  -----------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  87,781             73,740               70,628
      Class B                                                     208                 91                   32
   Reinvestment of distributions
      Class A                                                       -                  -                    -
      Class B                                                       -                  -                    -
   Cost of shares redeemed
      Class A                                                 (55,703)           (42,073)             (80,674)
      Class B                                                    (107)               (60)                 (10)
                                                    ------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          32,179             31,698              (10,024)
                                                    ------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          42,278             49,818                1,175

NET ASSETS BEGINNING OF PERIOD                                427,912            237,708              289,594
                                                    ------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                    $ 470,190          $ 287,526            $ 290,769
                                                    ==================  =================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                  $ 3,403            $ 2,311              $ 2,998
                                                    ==================  =================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   7,982              5,062                4,943
      Class B                                                      19                  6                    3
   Reinvestment of distributions
      Class A                                                       -                  -                    -
      Class B                                                       -                  -                    -
   Shares redeemed
      Class A                                                  (5,071)            (2,889)              (5,581)
      Class B                                                     (10)                (4)                  (1)
                                                    ------------------  -----------------  -------------------
   Net increase (decrease)
      Class A                                                   2,911              2,173                 (638)
                                                    ==================  =================  ===================

      Class B                                                       9                  2                    2
                                                    ==================  =================  ===================

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                             JNL/              JNL/PIMCO           JNL/Putnam
                                                         Oppenheimer          Total Return           Equity
OPERATIONS                                               Growth Fund           Bond Fund              Fund
                                                      -------------------  ------------------- -------------------
   Net investment income (loss)                                    $ (15)            $ 12,433               $ 414
   Net realized gain (loss) on:
      Distributions from investment companies                          -                    -                   -
      Investments                                                    841               (2,028)              9,444
      Foreign currency related items                                   -                   44                   -
      Futures contracts and options written                            -                 (749)                  -
      Investment securities sold short                                 -                 (318)                  -
      Brokerage commission recapture                                   -                    -                  29
Net change in unrealized appreciation or
   depreciation on:
        Investments                                               (1,950)              (7,135)             (7,912)
        Foreign currency related items                                 -               (1,620)                  -
        Futures contracts and options written                          -               (5,791)                  -
        Investment securities sold short                               -                    -                   -
                                                      -------------------  ------------------- -------------------
                                                      -------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                (1,124)              (5,164)              1,975
                                                      -------------------  ------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                    -                   -
      Class B                                                          -                    -                   -
   From net realized gains on
      investment transactions
      Class A                                                          -                    -                   -
      Class B                                                          -                    -                   -
                                                      -------------------  ------------------- -------------------
                                                      -------------------  ------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                    -                   -
                                                      -------------------  ------------------- -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                      7,583              173,977              17,590
      Class B                                                          8                   90                   2
   Reinvestment of distributions
      Class A                                                          -                    -                   -
      Class B                                                          -                    -                   -
   Cost of shares redeemed
      Class A                                                     (6,964)             (90,984)            (38,268)
      Class B                                                         (6)                  (8)                  -
                                                      -------------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                621               83,075             (20,676)
                                                      -------------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                               (503)              77,911             (18,701)

NET ASSETS BEGINNING OF PERIOD                                    28,423              572,066             162,005
                                                      -------------------  ------------------- -------------------

NET ASSETS END OF PERIOD                                        $ 27,920            $ 649,977           $ 143,304
                                                      ===================  =================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                       $ (15)            $ 19,235               $ 966
                                                      ===================  =================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                        780               14,927                 850
      Class B                                                          1                    7                   -
   Reinvestment of distributions
      Class A                                                          -                    -                   -
      Class B                                                          -                    -                   -
   Shares redeemed
      Class A                                                       (726)              (7,801)             (1,839)
      Class B                                                          -                   (1)                  -
                                                      -------------------  ------------------- -------------------
   Net increase (decrease)
      Class A                                                         54                7,126                (989)
                                                      ===================  =================== ===================

      Class B                                                          1                    6                   -
                                                      ===================  =================== ===================


                                                                                                     JNL/S&P
                                                           JNL/Putnam          JNL/Putnam            Managed
                                                             Midcap              Value              Aggressive
OPERATIONS                                                Growth Fund         Equity Fund          Growth Fund
                                                       ------------------- -------------------  -------------------
   Net investment income (loss)                                     $ (55)              $ 789               $ (443)
   Net realized gain (loss) on:
      Distributions from investment companies                           -                   -                    -
      Investments                                                   4,541               8,927               27,727
      Foreign currency related items                                    -                   -                    -
      Futures contracts and options written                             -                   -                    -
      Investment securities sold short                                  -                   -                    -
      Brokerage commission recapture                                    7                  21                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                (3,971)             (6,825)              (2,407)
        Foreign currency related items                                  -                   -                    -
        Futures contracts and options written                           -                   -                    -
        Investment securities sold short                                -                   -                    -
                                                       ------------------- -------------------  -------------------
                                                       ------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    522               2,912               24,877
                                                       ------------------- -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
                                                       ------------------- -------------------  -------------------
                                                       ------------------- -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                   -                    -
                                                       ------------------- -------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                      12,048               7,915               41,588
      Class B                                                           6                   5                    -
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Cost of shares redeemed
      Class A                                                     (11,073)            (24,170)             (90,470)
      Class B                                                          (1)                  -                    -
                                                       ------------------- -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                 980             (16,250)             (48,882)
                                                       ------------------- -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                               1,502             (13,338)             (24,005)

NET ASSETS BEGINNING OF PERIOD                                     36,523             181,470              657,320
                                                       ------------------- -------------------  -------------------

NET ASSETS END OF PERIOD                                         $ 38,025           $ 168,132            $ 633,315
                                                       =================== ===================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                        $ (55)              $ 842              $ 2,450
                                                       =================== ===================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                       1,263                 427                3,109
      Class B                                                           1                   -                    -
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Shares redeemed
      Class A                                                      (1,172)             (1,303)              (6,787)
      Class B                                                           -                   -                    -
                                                       ------------------- -------------------  -------------------
   Net increase (decrease)
      Class A                                                          91                (876)              (3,678)
                                                       =================== ===================  ===================

      Class B                                                           1                   -                    -
                                                       =================== ===================  ===================

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                             JNL/S&P                                 JNL/S&P
                                                             Managed             JNL/S&P             Managed
                                                          Conservative           Managed             Moderate
OPERATIONS                                                    Fund             Growth Fund             Fund
                                                        ------------------  ------------------  -------------------
   Net investment income (loss)                                     $ 158              $ (496)               $ 200
   Net realized gain on:
      Distributions from investment companies                           -                   -                    -
      Investments                                                     756              34,058                2,066
      Foreign currency related items                                    -                   -                    -
      Futures contracts and options written                             -                   -                    -
      Investment securities sold short                                  -                   -                    -
      Brokerage commission recapture                                    -                   -                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                   231                 509                1,697
        Foreign currency related items                                  -                   -                    -
        Futures contracts and options written                           -                   -                    -
        Investment securities sold short                                -                   -                    -
                                                        ------------------  ------------------  -------------------
                                                        ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  1,145              34,071                3,963
                                                        ------------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
                                                        ------------------  ------------------  -------------------
                                                        ------------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                   -                    -
                                                        ------------------  ------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                      41,780             121,237              101,199
      Class B                                                           -                   -                    -
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Cost of shares redeemed
      Class A                                                     (20,141)           (119,960)             (20,487)
      Class B                                                           -                   -                    -
                                                        ------------------  ------------------  -------------------
NET INCREASE IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                    21,639               1,277               80,712
                                                        ------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS                                         22,784              35,348               84,675

NET ASSETS BEGINNING OF PERIOD                                     80,642           1,059,806              157,719
                                                        ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                        $ 103,426         $ 1,095,154            $ 242,394
                                                        ==================  ==================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                      $ 2,387             $ 4,742              $ 3,615
                                                        ==================  ==================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                       3,849               9,285                8,958
      Class B                                                           -                   -                    -
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Shares redeemed
      Class A                                                      (1,854)             (9,183)              (1,811)
      Class B                                                           -                   -                    -
                                                        ------------------  ------------------  -------------------
   Net increase
      Class A                                                       1,995                 102                7,147
                                                        ==================  ==================  ===================

      Class B                                                           -                   -                    -
                                                        ==================  ==================  ===================

--------------------------------------------------------


                                                             JNL/S&P
                                                             Managed              JNL/S&P             JNL/S&P
                                                             Moderate           Retirement           Retirement
OPERATIONS                                                 Growth Fund         2015 Fund (a)       2020 Fund (a)
                                                        ------------------- -------------------- -------------------
   Net investment income (loss)                                       $ 34                 $ (1)                $ -
   Net realized gain on:
      Distributions from investment companies                            -                    -                   -
      Investments                                                   20,918                    4                   2
      Foreign currency related items                                     -                    -                   -
      Futures contracts and options written                              -                    -                   -
      Investment securities sold short                                   -                    -                   -
      Brokerage commission recapture                                     -                    -                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                  2,111                  (14)                 (8)
        Foreign currency related items                                   -                    -                   -
        Futures contracts and options written                            -                    -                   -
        Investment securities sold short                                 -                    -                   -
                                                        ------------------- -------------------- -------------------
                                                        ------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  23,063                  (11)                 (6)
                                                        ------------------- -------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                            -                    -                   -
      Class B                                                            -                    -                   -
   From net realized gains on
      investment transactions
      Class A                                                            -                    -                   -
      Class B                                                            -                    -                   -
                                                        ------------------- -------------------- -------------------
                                                        ------------------- -------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -                    -                   -
                                                        ------------------- -------------------- -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                      183,350                1,741                 625
      Class B                                                            -                    -                   -
   Reinvestment of distributions
      Class A                                                            -                    -                   -
      Class B                                                            -                    -                   -
   Cost of shares redeemed
      Class A                                                     (100,380)                (220)                (16)
      Class B                                                            -                    -                   -
                                                        ------------------- -------------------- -------------------
NET INCREASE IN NET ASSETS FROM SHARE
   TRANSACTIONS                                                     82,970                1,521                 609
                                                        ------------------- -------------------- -------------------

NET INCREASE IN NET ASSETS                                         106,033                1,510                 603

NET ASSETS BEGINNING OF PERIOD                                     861,543                    -                   -
                                                        ------------------- -------------------- -------------------

NET ASSETS END OF PERIOD                                         $ 967,576              $ 1,510               $ 603
                                                        =================== ==================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                       $ 2,867                 $ (1)                $ -
                                                        =================== ==================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                       14,640                  173                  61
      Class B                                                            -                    -                   -
   Reinvestment of distributions
      Class A                                                            -                    -                   -
      Class B                                                            -                    -                   -
   Shares redeemed
      Class A                                                       (8,024)                 (22)                 (1)
      Class B                                                            -                    -                   -
                                                        ------------------- -------------------- -------------------
   Net increase
      Class A                                                        6,616                  151                  60
                                                        =================== ==================== ===================

      Class B                                                            -                    -                   -
                                                        =================== ==================== ===================

--------------------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006



                                                            JNL/S&P              JNL/S&P            JNL/Select
                                                           Retirement          Retirement            Balanced
OPERATIONS                                               2025 Fund (a)       Income Fund (a)           Fund
                                                       -------------------  ------------------  -------------------
   Net investment income                                              $ -                 $ -              $ 5,134
   Net realized gain (loss) on:
      Distributions from investment companies                           -                   -                    -
      Investments                                                       1                   2               11,673
      Foreign currency related items                                    -                   -                    -
      Futures contracts and options written                             -                   -                   41
      Investment securities sold short                                  -                   -                    -
      Brokerage commission recapture                                    -                   -                   10
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                    (1)                (14)              (4,625)
        Foreign currency related items                                  -                   -                    -
        Futures contracts and options written                           -                   -                   41
        Investment securities sold short                                -                   -                    -
                                                       -------------------  ------------------  -------------------
                                                       -------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                      -                 (12)              12,274
                                                       -------------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
                                                       -------------------  ------------------  -------------------
                                                       -------------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     -                   -                    -
                                                       -------------------  ------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                         291               3,589               38,709
      Class B                                                           -                   -                   28
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Cost of shares redeemed
      Class A                                                         (33)               (567)             (54,750)
      Class B                                                           -                   -                   (6)
                                                       -------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                                 258               3,022              (16,019)
                                                       -------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                 258               3,010               (3,745)

NET ASSETS BEGINNING OF PERIOD                                          -                   -              396,548
                                                       -------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                            $ 258             $ 3,010            $ 392,803
                                                       ===================  ==================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                          $ -                 $ -             $ 12,684
                                                       ===================  ==================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                          29                 358                2,396
      Class B                                                           -                   -                    1
   Reinvestment of distributions
      Class A                                                           -                   -                    -
      Class B                                                           -                   -                    -
   Shares redeemed
      Class A                                                          (3)                (57)              (3,391)
      Class B                                                           -                   -                    -
                                                       -------------------  ------------------  -------------------
   Net increase (decrease)
      Class A                                                          26                 301                 (995)
                                                       ===================  ==================  ===================

      Class B                                                           -                   -                    1
                                                       ===================  ==================  ===================

-------------------------------------------------------


                                                          JNL/Select          JNL/Select           JNL/Select
                                                        Global Growth          Large Cap              Money
OPERATIONS                                                   Fund             Growth Fund          Market Fund
                                                      -------------------  ------------------  --------------------
   Net investment income                                           $ 444                $ 29               $ 5,823
   Net realized gain (loss) on:
      Distributions from investment companies                          -                   -                     -
      Investments                                                 16,215              11,352                     -
      Foreign currency related items                                 (50)                  -                     -
      Futures contracts and options written                            -                   -                     -
      Investment securities sold short                                 -                   -                     -
      Brokerage commission recapture                                  32                   5                     -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                               (6,298)            (16,463)                    -
        Foreign currency related items                                 1                   1                     -
        Futures contracts and options written                          -                   -                     -
        Investment securities sold short                               -                   -                     -
                                                      -------------------  ------------------  --------------------
                                                      -------------------  ------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                10,344              (5,076)                5,823
                                                      -------------------  ------------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                   -                (5,812)
      Class B                                                          -                   -                   (11)
   From net realized gains on
      investment transactions
      Class A                                                          -                   -                     -
      Class B                                                          -                   -                     -
                                                      -------------------  ------------------  --------------------
                                                      -------------------  ------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                   -                (5,823)
                                                      -------------------  ------------------  --------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                     11,515              12,132               663,073
      Class B                                                          9                   5                   512
   Reinvestment of distributions
      Class A                                                          -                   -                 5,755
      Class B                                                          -                   -                    11
   Cost of shares redeemed
      Class A                                                    (49,815)            (33,380)             (668,902)
      Class B                                                         (4)                 (3)                 (265)
                                                      -------------------  ------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (38,295)            (21,246)                  184
                                                      -------------------  ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                            (27,951)            (26,322)                  184

NET ASSETS BEGINNING OF PERIOD                                   188,715             216,147               258,921
                                                      -------------------  ------------------  --------------------

NET ASSETS END OF PERIOD                                       $ 160,764           $ 189,825             $ 259,105
                                                      ===================  ==================  ====================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                       $ 865                $ 29                   $ -
                                                      ===================  ==================  ====================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                        549                 579               663,016
      Class B                                                          -                   -                   512
   Reinvestment of distributions
      Class A                                                          -                   -                 5,812
      Class B                                                          -                   -                    11
   Shares redeemed
      Class A                                                     (2,340)             (1,603)             (668,902)
      Class B                                                          -                   -                  (265)
                                                      -------------------  ------------------  --------------------
   Net increase (decrease)
      Class A                                                     (1,791)             (1,024)                  (74)
                                                      ===================  ==================  ====================

      Class B                                                          -                   -                   258
                                                      ===================  ==================  ====================

-------------------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                                        JNL/T.Rowe           JNL/T.Rowe           JNL/T.Rowe
                                                                           Price                Price               Price
                                                    JNL/Select          Established            Mid-Cap              Value
OPERATIONS                                          Value Fund          Growth Fund          Growth Fund             Fund
                                                ------------------- --------------------  ------------------  -------------------
   Net investment income                                   $ 2,088              $ 2,483             $ 1,693              $ 5,490
   Net realized gain (loss) on:
      Distributions from investment companies                    -                    -                   -                    -
      Investments                                           12,012               26,841              38,056               24,900
      Foreign currency related items                             -                  (90)                  1                   (8)
      Futures contracts and options written                      -                    -                   -                    -
      Investment securities sold short                           -                    -                   -                    -
      Brokerage commission recapture                            13                   26                  39                    8
Net change in unrealized appreciation or
   depreciation on:
        Investments                                          5,672              (22,523)            (32,183)                (197)
        Foreign currency related items                           -                    1                   -                    1
        Futures contracts and options written                    -                    -                   -                    -
        Investment securities sold short                         -                    -                   -                    -
                                                ------------------- --------------------  ------------------  -------------------
                                                ------------------- --------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          19,785                6,738               7,606               30,194
                                                ------------------- --------------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERs
   From net investment income
      Class A                                                    -                    -                   -                    -
      Class B                                                    -                    -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                    -                    -                   -                    -
      Class B                                                    -                    -                   -                    -
                                                ------------------- --------------------  ------------------  -------------------
                                                ------------------- --------------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              -                    -                   -                    -
                                                ------------------- --------------------  ------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                              133,004               80,179              93,103              110,210
      Class B                                                   20                   39                  47                   52
   Reinvestment of distributions
      Class A                                                    -                    -                   -                    -
      Class B                                                    -                    -                   -                    -
   Cost of shares redeemed
      Class A                                              (54,295)            (133,302)            (93,837)            (107,771)
      Class B                                                   (5)                 (10)                (25)                 (52)
                                                ------------------- --------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       78,724              (53,094)               (712)               2,439
                                                ------------------- --------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                       98,509              (46,356)              6,894               32,633

NET ASSETS BEGINNING OF PERIOD                             277,619              732,746             623,658              545,182
                                                ------------------- --------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                 $ 376,128            $ 686,390           $ 630,552            $ 577,815
                                                =================== ====================  ==================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                               $ 3,953              $ 3,051             $ 1,693             $ 10,956
                                                =================== ====================  ==================  ===================
1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                7,357                4,039               3,050                7,513
      Class B                                                    1                    2                   2                    4
   Reinvestment of distributions
      Class A                                                    -                    -                   -                    -
      Class B                                                    -                    -                   -                    -
   Shares redeemed
      Class A                                               (3,038)              (6,663)             (3,060)              (7,330)
      Class B                                                    -                   (1)                 (1)                  (4)
                                                ------------------- --------------------  ------------------  -------------------
   Net increase (decrease)
      Class A                                                4,319               (2,624)                (10)                 183
                                                =================== ====================  ==================  ===================

      Class B                                                    1                    1                   1                    -
                                                =================== ====================  ==================  ===================



                                                                                               JNL/Western
                                                      JNL/Western         JNL/Western        U.S. Government
                                                      High Yield         Strategic Bond         & Quality
OPERATIONS                                             Bond Fund              Fund              Bond Fund
                                                   ------------------  ------------------- --------------------
   Net investment income                                    $ 11,064              $ 8,790              $ 4,380
   Net realized gain (loss) on:
      Distributions from investment companies                      -                    -                    -
      Investments                                             (1,102)              (6,804)              (3,709)
      Foreign currency related items                               -                  (13)                   -
      Futures contracts and options written                        -                   28                  268
      Investment securities sold short                             -                    -                    -
      Brokerage commission recapture                               -                    -                    -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                           (3,111)              (4,691)              (4,664)
        Foreign currency related items                             -                    9                    -
        Futures contracts and options written                      -                  131                   68
        Investment securities sold short                           -                    -                    -
                                                   ------------------  ------------------- --------------------
                                                   ------------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             6,851               (2,550)              (3,657)
                                                   ------------------  ------------------- --------------------

DISTRIBUTIONS TO SHAREHOLDERs
   From net investment income
      Class A                                                      -                    -                    -
      Class B                                                      -                    -                    -
   From net realized gains on
      investment transactions
      Class A                                                      -                    -                    -
      Class B                                                      -                    -                    -
                                                   ------------------  ------------------- --------------------
                                                   ------------------  ------------------- --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -                    -                    -
                                                   ------------------  ------------------- --------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                 89,937              108,838               48,459
      Class B                                                     16                   32                   25
   Reinvestment of distributions
      Class A                                                      -                    -                    -
      Class B                                                      -                    -                    -
   Cost of shares redeemed
      Class A                                                (81,476)             (55,173)             (37,457)
      Class B                                                    (63)                  (7)                  (3)
                                                   ------------------  ------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          8,414               53,690               11,024
                                                   ------------------  ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                         15,265               51,140                7,367

NET ASSETS BEGINNING OF PERIOD                               276,635              339,114              214,711
                                                   ------------------  ------------------- --------------------

NET ASSETS END OF PERIOD                                   $ 291,900            $ 390,254            $ 222,078
                                                   ==================  =================== ====================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                $ 11,257              $ 9,156              $ 4,380
                                                   ==================  =================== ====================
1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                 11,061                9,847                4,428
      Class B                                                      2                    3                    2
   Reinvestment of distributions
      Class A                                                      -                    -                    -
      Class B                                                      -                    -                    -
   Shares redeemed
      Class A                                                (10,008)              (4,988)              (3,417)
      Class B                                                     (7)                  (1)                   -
                                                   ------------------  ------------------- --------------------
   Net increase (decrease)
      Class A                                                  1,053                4,859                1,011
                                                   ==================  =================== ====================

      Class B                                                     (5)                   2                    2
                                                   ==================  =================== ====================

See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005



                                                        JNL/AIM             JNL/AIM             JNL/AIM
                                                       Large Cap          Real Estate          Small Cap
OPERATIONS                                            Growth Fund          Fund (a)           Growth Fund
                                                    -----------------  ------------------  ------------------
   Net investment income (loss)                                 $ 91             $ 1,403              $ (316)
   Net realized gain (loss) on:
      Distributions from investment companies                      -                   -                   -
      Investments                                              4,371               1,182               5,314
      Foreign currency related items                              (2)                  1                   -
      Futures contracts and options written                        -                   -                   -
      Investment securities sold short                             -                   -                   -
      Brokerage commission recapture                              68                  20                   5
Net change in unrealized appreciation or
   depreciation on:
        Investments                                           27,559               6,273              (1,161)
        Foreign currency related items                            (1)                  -                   -
        Futures contracts and options written                      -                   -                   -
        Investment securities sold short                           -                   -                   -
                                                    -----------------  ------------------  ------------------
                                                    -----------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            32,086               8,879               3,842
                                                    -----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (116)                  -                   -
      Class B                                                      -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                                      -                   -                   -
      Class B                                                      -                   -                   -
                                                    -----------------  ------------------  ------------------
                                                    -----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (116)                  -                   -
                                                    -----------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                220,854              99,343              20,240
      Class B                                                    206                 129                 138
   Reinvestment of distributions
      Class A                                                    116                   -                   -
      Class B                                                      -                   -                   -
   Cost of shares redeemed
      Class A                                                (82,509)            (28,995)            (18,649)
      Class B                                                    (11)                 (1)                 (2)
                                                    -----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        138,656              70,476               1,727
                                                    -----------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        170,626              79,355               5,569

NET ASSETS BEGINNING OF PERIOD                               191,027                   -              44,365
                                                    -----------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                   $ 361,653            $ 79,355            $ 49,934
                                                    =================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                    $ 88               $ 932                 $ -
                                                    =================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                 19,578               9,398               1,584
      Class B                                                     18                  13                  11
   Reinvestment of distributions
      Class A                                                      9                   -                   -
      Class B                                                      -                   -                   -
   Shares redeemed
      Class A                                                 (7,056)             (2,630)             (1,462)
      Class B                                                      -                   -                   -
                                                    -----------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                                 12,531               6,768                 122
                                                    =================  ==================  ==================

      Class B                                                     18                  13                  11

                                                    =================  ==================  ==================

--------------------------------------------------


                                                        JNL/Alger           JNL/Eagle            JNL/Eagle
                                                         Growth            Core Equity           SmallCap
OPERATIONS                                                Fund                 Fund             Equity Fund
                                                    ------------------  -------------------  ------------------
   Net investment income (loss)                                  $ 39              $ 2,232            $ (1,134)
   Net realized gain (loss) on:
      Distributions from investment companies                       -                    -                   -
      Investments                                              35,396               20,788              16,748
      Foreign currency related items                                -                    -                   -
      Futures contracts and options written                         -                    -                   -
      Investment securities sold short                              -                    -                   -
      Brokerage commission recapture                              213                  132                 105
Net change in unrealized appreciation or
   depreciation on:
        Investments                                           (10,404)             (18,836)            (11,334)
        Foreign currency related items                              -                    -                   -
        Futures contracts and options written                       -                    -                   -
        Investment securities sold short                            -                    -                   -
                                                    ------------------  -------------------  ------------------
                                                    ------------------  -------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             25,244                4,316               4,385
                                                    ------------------  -------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                    (252)              (2,130)                  -
      Class B                                                       -                   (1)                  -
   From net realized gains on
      investment transactions
      Class A                                                       -                    -              (2,697)
      Class B                                                       -                    -                  (2)
                                                    ------------------  -------------------  ------------------
                                                    ------------------  -------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (252)              (2,131)             (2,699)
                                                    ------------------  -------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  49,464               61,740              43,584
      Class B                                                     121                  255                 135
   Reinvestment of distributions
      Class A                                                     252                2,130               2,697
      Class B                                                       -                    1                   2
   Cost of shares redeemed
      Class A                                                (116,391)            (179,743)            (58,235)
      Class B                                                      (6)                (146)                 (6)
                                                    ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         (66,560)            (115,763)            (11,823)
                                                    ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                         (41,568)            (113,578)            (10,137)

NET ASSETS BEGINNING OF PERIOD                                292,645              357,998             169,753
                                                    ------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                    $ 251,077            $ 244,420           $ 159,616
                                                    ==================  ===================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 39                $ 123                 $ -
                                                    ==================  ===================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   3,137                4,207               2,291
      Class B                                                       8                   17                   7
   Reinvestment of distributions
      Class A                                                      14                  139                 133
      Class B                                                       -                    -                   -
   Shares redeemed
      Class A                                                  (7,597)             (12,339)             (2,999)
      Class B                                                       -                   (9)                  -
                                                    ------------------  -------------------  ------------------
   Net increase (decrease)
      Class A                                                  (4,446)              (7,993)               (575)
                                                    ==================  ===================  ==================

      Class B                                                       8                    8                   7
                                                                                             ==================
                                                    ==================  ===================

--------------------------------------------------
(a) Period from May 2, 2005 (commencement of operations)

See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005



                                                            JNL/FMR            JNL/FMR          JNL/Franklin
                                                           Balanced            Mid-Cap        Templeton Small
OPERATIONS                                                   Fund            Equity Fund      Cap Value Fund (a)
                                                       ------------------ ------------------  -----------------
   Net investment income (loss)                                  $ 1,394             $ (225)             $ 159
   Net realized gain (loss) on:
      Distributions from investment companies                          -                  -                  -
      Investments                                                  5,052             20,477              1,069
      Foreign currency related items                                  (2)                (2)                 -
      Futures contracts and options written                            -                  -                  -
      Investment securities sold short                                 -                  -                  -
      Brokerage commission recapture                                  18                149                  -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                4,947             (6,125)             4,118
        Foreign currency related items                                (1)                 -                  -
        Futures contracts and options written                          -                  -                  -
        Investment securities sold short                               -                  -                  -
                                                       ------------------ ------------------  -----------------
                                                       ------------------ ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                11,408             14,274              5,346
                                                       ------------------ ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        (10)              (600)                 -
      Class B                                                          -                  -                  -
   From net realized gains on
      investment transactions
      Class A                                                          -                  -                  -
      Class B                                                          -                  -                  -
                                                       ------------------ ------------------  -----------------
                                                       ------------------ ------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (10)              (600)                 -
                                                       ------------------ ------------------  -----------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                     37,335             61,573             85,596
      Class B                                                        118                115                128
   Reinvestment of distributions
      Class A                                                         10                600                  -
      Class B                                                          -                  -                  -
   Cost of shares redeemed
      Class A                                                    (25,386)           (69,063)           (18,532)
      Class B                                                         (2)                (3)                 -
                                                       ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             12,075             (6,778)            67,192
                                                       ------------------ ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                             23,473              6,896             72,538

NET ASSETS BEGINNING OF PERIOD                                   104,566            210,405                  -
                                                       ------------------ ------------------  -----------------

NET ASSETS END OF PERIOD                                       $ 128,039          $ 217,301           $ 72,538
                                                       ================== ==================  =================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 1,392                $ -              $ 159
                                                       ================== ==================  =================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                      3,622              4,115              8,296
      Class B                                                         12                  8                 12
   Reinvestment of distributions
      Class A                                                          1                 36                  -
      Class B                                                          -                  -                  -
   Shares redeemed
      Class A                                                     (2,459)            (4,483)            (1,730)
      Class B                                                          -                  -                  -
                                                       ------------------ ------------------  -----------------
   Net increase (decrease)
      Class A                                                      1,164               (332)             6,566
                                                       ================== ==================  =================

      Class B                                                         12                  8                 12
                                                       ================== ==================  =================


-----------------------------------------------------



                                                       JNL/Goldman        JNL/JPMorgan         JNL/JPMorgan
                                                      Sachs Mid Cap       International       International
OPERATIONS                                           Cap Value Fund (a)    Equity Fund          Value Fund
                                                     -----------------  ------------------  -------------------
   Net investment income (loss)                                 $ 461             $ 1,950              $ 2,624
   Net realized gain (loss) on:
      Distributions from investment companies                       -                   -                    -
      Investments                                               1,933              11,976               10,053
      Foreign currency related items                                -                 925                  268
      Futures contracts and options written                         -                   -                1,044
      Investment securities sold short                              -                   -                    -
      Brokerage commission recapture                                9                  30                   34
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             5,230               7,148               22,587
        Foreign currency related items                              -                (231)                (152)
        Futures contracts and options written                       -                   -                  185
        Investment securities sold short                            -                   -                    -
                                                     -----------------  ------------------  -------------------
                                                     -----------------  ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              7,633              21,798               36,643
                                                     -----------------  ------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       -              (3,143)                (239)
      Class B                                                       -                  (2)                   -
   From net realized gains on
      investment transactions
      Class A                                                       -                   -               (1,349)
      Class B                                                       -                   -                   (1)
                                                     -----------------  ------------------  -------------------
                                                     -----------------  ------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -              (3,145)              (1,589)
                                                     -----------------  ------------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  92,414             125,482              173,826
      Class B                                                     136                 120                  143
   Reinvestment of distributions
      Class A                                                       -               3,143                1,588
      Class B                                                       -                   2                    1
   Cost of shares redeemed
      Class A                                                 (14,243)            (40,710)             (58,409)
      Class B                                                       -                  (1)                  (6)
                                                     -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          78,307              88,036              117,143
                                                     -----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          85,940             106,689              152,197

NET ASSETS BEGINNING OF PERIOD                                      -              94,999               82,086
                                                     -----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 85,940           $ 201,688            $ 234,283
                                                     =================  ==================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                    $ 461                $ 18              $ 2,790
                                                     =================  ==================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   8,831              11,520               18,478
      Class B                                                      13                  11                   15
   Reinvestment of distributions
      Class A                                                       -                 260                  145
      Class B                                                       -                   -                    -
   Shares redeemed
      Class A                                                  (1,298)             (3,633)              (6,052)
      Class B                                                       -                   -                   (1)
                                                     -----------------  ------------------  -------------------
   Net increase (decrease)
      Class A                                                   7,533               8,147               12,571
                                                     =================  ==================  ===================

      Class B                                                      13                  11                   14
                                                     =================
                                                                        ==================  ===================

-----------------------------------------------------
(a) Period from May 2, 2005 (commencement of operations)
See Notes to the Financial Statements.


JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                                                 JNL/Mellon
                                                                                                   Capital
                                                         JNL/Lazard          JNL/Lazard          Management
                                                           Mid Cap            Small Cap          Bond Index
OPERATIONS                                               Value Fund          Value Fund             Fund
                                                      ------------------  ------------------  ------------------
   Net investment income (loss)                                 $ 1,081              $ (135)            $ 5,079
   Net realized gain (loss) on:
      Distributions from investment companies                         -                   -                   -
      Investments                                                27,917              19,756              (1,025)
      Foreign currency related items                                  -                   -                   -
      Futures contracts and options written                           -                   -                   -
      Investment securities sold short                                -                   -                  (6)
      Brokerage commission recapture                                113                 197                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             (11,888)            (13,374)             (1,503)
        Foreign currency related items                                -                   -                   -
        Futures contracts and options written                         -                   -                   -
        Investment securities sold short                              -                   -                 (12)
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               17,223               6,444               2,533
                                                      ------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      (821)                  -              (3,551)
      Class B                                                        (1)                  -                  (3)
   From net realized gains on
      investment transactions
      Class A                                                   (34,050)            (23,281)             (1,021)
      Class B                                                       (37)                (27)                 (1)
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (34,909)            (23,308)             (4,576)
                                                      ------------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                    88,742              66,609              97,059
      Class B                                                       220                 206                 139
   Reinvestment of distributions
      Class A                                                    34,871              23,281               4,572
      Class B                                                        38                  27                   4
   Cost of shares redeemed
      Class A                                                   (99,754)            (94,067)            (35,487)
      Class B                                                       (14)                (16)                (12)
                                                      ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            24,103              (3,960)             66,275
                                                      ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             6,417             (20,824)             64,232

NET ASSETS BEGINNING OF PERIOD                                  222,571             218,878             116,457
                                                      ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                      $ 228,988           $ 198,054           $ 180,689
                                                      ==================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                      $ 184                $ 55             $ 4,939
                                                      ==================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                     5,982               4,836               8,877
      Class B                                                        15                  15                  13
   Reinvestment of distributions
      Class A                                                     2,560               1,809                 425
      Class B                                                         3                   2                   -
   Shares redeemed
      Class A                                                    (6,827)             (6,995)             (3,250)
      Class B                                                        (1)                 (1)                 (1)
                                                      ------------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                                     1,715                (350)              6,052
                                                      ==================  ==================  ==================

      Class B                                                        17                  16                  12
                                                                                              ==================
                                                      ==================  ==================



                                                          JNL/Mellon
                                                            Capital           JNL/Mellon          JNL/Mellon
                                                          Management            Capital            Capital
                                                           Enhanced           Management          Management
                                                         S&P 500 Stock       International      S&P 400 MidCap
OPERATIONS                                                Index Fund          Index Fund          Index Fund
                                                       ------------------  ------------------ -------------------
   Net investment income (loss)                                    $ 946             $ 5,532             $ 1,956
   Net realized gain (loss) on:
      Distributions from investment companies                          -                   -                   -
      Investments                                                  7,394              29,368              12,468
      Foreign currency related items                                   -                (757)                  -
      Futures contracts and options written                           51               1,747                 726
      Investment securities sold short                                 -                   -                   -
      Brokerage commission recapture                                   -                   -                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                               (9,773)             (6,868)             13,512
        Foreign currency related items                                 -                (195)                  -
        Futures contracts and options written                       (143)                 25                (153)
        Investment securities sold short                               -                   -                   -
                                                       ------------------  ------------------ -------------------
                                                       ------------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                (1,525)             28,852              28,509
                                                       ------------------  ------------------ -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     (1,815)             (5,087)             (1,807)
      Class B                                                         (5)                 (6)                 (2)
   From net realized gains on
      investment transactions
      Class A                                                     (4,013)            (31,035)            (11,127)
      Class B                                                        (12)                (40)                 (9)
                                                       ------------------  ------------------ -------------------
                                                       ------------------  ------------------ -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (5,845)            (36,168)            (12,945)
                                                       ------------------  ------------------ -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                     20,734             167,376             128,129
      Class B                                                        177                 333                 192
   Reinvestment of distributions
      Class A                                                      5,828              36,122              12,934
      Class B                                                         17                  46                  11
   Cost of shares redeemed
      Class A                                                   (138,593)           (199,617)            (66,879)
      Class B                                                         (9)                (41)                (61)
                                                       ------------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (111,846)              4,219              74,326
                                                       ------------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (119,216)             (3,097)             89,890

NET ASSETS BEGINNING OF PERIOD                                   181,448             298,148             198,841
                                                       ------------------  ------------------ -------------------

NET ASSETS END OF PERIOD                                        $ 62,232           $ 295,051           $ 288,731
                                                       ==================  ================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                       $ 940             $ 3,493               $ 971
                                                       ==================  ================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                      2,351              11,998               9,307
      Class B                                                         20                  24                  14
   Reinvestment of distributions
      Class A                                                        695               2,656                 903
      Class B                                                          1                   3                   1
   Shares redeemed
      Class A                                                    (16,204)            (14,775)             (4,874)
      Class B                                                         (1)                 (3)                 (5)
                                                       ------------------  ------------------ -------------------
   Net increase (decrease)
      Class A                                                    (13,158)               (121)              5,336
                                                       ==================  ================== ===================

      Class B                                                         20                  24                  10
                                                       ==================  ================== ===================


See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        JNL/Mellon          JNL/Mellon
                                                          Capital             Capital              JNL/
                                                        Management          Management         Oppenheimer
                                                       S&P 500 Index         Small Cap            Global
OPERATIONS                                                 Fund             Index Fund         Growth Fund
                                                     ------------------  ------------------ -------------------
   Net investment income (loss)                                $ 4,974             $ 1,704             $ 1,836
   Net realized gain (loss) on:
      Distributions from investment companies                        -                   -                   -
      Investments                                                9,651               7,142              15,161
      Foreign currency related items                                 -                   -                (325)
      Futures contracts and options written                        398                 328                   -
      Investment securities sold short                               -                   -                   -
      Brokerage commission recapture                                 -                   -                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                990               1,269              17,735
        Foreign currency related items                               -                   -                  (4)
        Futures contracts and options written                     (327)                (34)                  -
        Investment securities sold short                             -                   -                   -
                                                     ------------------  ------------------ -------------------
                                                     ------------------  ------------------ -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              15,686              10,409              34,403
                                                     ------------------  ------------------ -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (4,661)             (1,533)               (598)
      Class B                                                       (6)                 (2)                  -
   From net realized gains on
      investment transactions
      Class A                                                  (12,636)             (8,013)                  -
      Class B                                                      (16)                 (8)                  -
                                                     ------------------  ------------------ -------------------
                                                     ------------------  ------------------ -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (17,319)             (9,556)               (598)
                                                     ------------------  ------------------ -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  187,236             108,693              94,274
      Class B                                                      358                 204                 162
   Reinvestment of distributions
      Class A                                                   17,297               9,546                 598
      Class B                                                       22                  10                   -
   Cost of shares redeemed
      Class A                                                 (137,370)            (55,448)            (74,305)
      Class B                                                      (82)                (57)                (11)
                                                     ------------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           67,461              62,948              20,718
                                                     ------------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           65,828              63,801              54,523

NET ASSETS BEGINNING OF PERIOD                                 362,084             173,907             235,071
                                                     ------------------  ------------------ -------------------

NET ASSETS END OF PERIOD                                     $ 427,912           $ 237,708           $ 289,594
                                                     ==================  ================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 296             $ 1,029             $ 1,372
                                                     ==================  ================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   17,546               8,230               7,786
      Class B                                                       33                  16                  14
   Reinvestment of distributions
      Class A                                                    1,607                 703                  44
      Class B                                                        2                   1                   -
   Shares redeemed
      Class A                                                  (13,055)             (4,199)             (6,165)
      Class B                                                       (7)                 (4)                 (1)
                                                     ------------------  ------------------ -------------------
   Net increase (decrease)
      Class A                                                    6,098               4,734               1,665
                                                     ==================  ================== ===================

      Class B                                                       28                  13                  13
                                                     ==================  ==================
                                                                                            ===================



                                                          JNL/
                                                      Oppenheimer          JNL/PIMCO           JNL/Putnam
                                                         Growth           Total Return           Equity
OPERATIONS                                                Fund             Bond Fund              Fund
                                                   ------------------- ------------------- -------------------
   Net investment income (loss)                                 $ (76)           $ 15,118               $ 556
   Net realized gain (loss) on:
      Distributions from investment companies                       -                   -                   -
      Investments                                                 893                (996)             20,405
      Foreign currency related items                                -               1,589                  (1)
      Futures contracts and options written                         -                (585)                  -
      Investment securities sold short                              -                  82                   -
      Brokerage commission recapture                                -                   -                  68
Net change in unrealized appreciation or
   depreciation on:
        Investments                                             1,489              (5,953)             (6,702)
        Foreign currency related items                              -                 (54)                  -
        Futures contracts and options written                       -               1,118                  (2)
        Investment securities sold short                            -                  27                   -
                                                   ------------------- ------------------- -------------------
                                                   ------------------- ------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              2,306              10,346              14,324
                                                   ------------------- ------------------- -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     (32)            (15,344)             (1,262)
      Class B                                                       -                  (5)                 (1)
   From net realized gains on
      investment transactions
      Class A                                                       -             (10,153)                  -
      Class B                                                       -                  (3)                  -
                                                   ------------------- ------------------- -------------------
                                                   ------------------- ------------------- -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (32)            (25,505)             (1,263)
                                                   ------------------- ------------------- -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  12,098             291,634              56,843
      Class B                                                     123                 153                 102
   Reinvestment of distributions
      Class A                                                      32              25,497               1,262
      Class B                                                       -                   8                   1
   Cost of shares redeemed
      Class A                                                 (10,579)           (120,208)            (58,943)
      Class B                                                      (5)                (13)                 (1)
                                                   ------------------- ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           1,669             197,071                (736)
                                                   ------------------- ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           3,943             181,912              12,325

NET ASSETS BEGINNING OF PERIOD                                 24,480             390,154             149,680
                                                   ------------------- ------------------- -------------------

NET ASSETS END OF PERIOD                                     $ 28,423           $ 572,066           $ 162,005
                                                   =================== =================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                      $ -             $ 6,802               $ 552
                                                   =================== =================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   1,384              24,036               3,084
      Class B                                                      15                  13                   5
   Reinvestment of distributions
      Class A                                                       4               2,177                  62
      Class B                                                       -                   1                   -
   Shares redeemed
      Class A                                                  (1,216)             (9,920)             (3,128)
      Class B                                                      (1)                 (1)                  -
                                                   ------------------- ------------------- -------------------
   Net increase (decrease)
      Class A                                                     172              16,293                  18
                                                   =================== =================== ===================

      Class B                                                      14                  13                   5

                                                   =================== =================== ===================

See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                                   JNL/S&P
                                                         JNL/Putnam          JNL/Putnam            Managed
                                                           Midcap               Value            Aggressive
OPERATIONS                                               Growth Fund         Equity Fund         Growth Fund
                                                      ------------------  ------------------  ------------------
   Net investment income (loss)                                  $ (127)            $ 1,884             $ 1,429
   Net realized gain (loss) on:
      Distributions from investment companies                         -                   -              11,397
      Investments                                                 4,074              21,217              25,147
      Foreign currency related items                                  -                   -                   -
      Futures contracts and options written                           -                   -                   -
      Investment securities sold short                                -                   -                   -
      Brokerage commission recapture                                 10                  46                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                (203)            (14,474)             14,146
        Foreign currency related items                                -                   -                   -
        Futures contracts and options written                         -                   -                   -
        Investment securities sold short                              -                   -                   -
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                3,754               8,673              52,119
                                                      ------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         -              (1,835)             (5,023)
      Class B                                                         -                  (1)                  -
   From net realized gains on
      investment transactions
      Class A                                                         -                   -                   -
      Class B                                                         -                   -                   -
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -              (1,836)             (5,023)
                                                      ------------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                    14,478              15,724              97,087
      Class B                                                       122                 100                   -
   Reinvestment of distributions
      Class A                                                         -               1,835               5,023
      Class B                                                         -                   1                   -
   Cost of shares redeemed
      Class A                                                   (15,654)            (58,643)           (162,597)
      Class B                                                        (7)                  -                   -
                                                      ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (1,061)            (40,983)            (60,487)
                                                      ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             2,693             (34,146)            (13,391)

NET ASSETS BEGINNING OF PERIOD                                   33,830             215,616             670,711
                                                      ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                       $ 36,523           $ 181,470           $ 657,320
                                                      ==================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                        $ -                $ 53             $ 2,893
                                                      ==================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                     1,732                 895               8,162
      Class B                                                        15                   6                   -
   Reinvestment of distributions
      Class A                                                         -                 102                 390
      Class B                                                         -                   -                   -
   Shares redeemed
      Class A                                                    (1,899)             (3,346)            (13,586)
      Class B                                                        (1)                  -                   -
                                                      ------------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                                      (167)             (2,349)             (5,034)
                                                      ==================  ==================  ==================

      Class B                                                        14                   6                   -
                                                                                              ==================
                                                      ==================  ==================


                                                            JNL/S&P                                 JNL/S&P
                                                            Managed             JNL/S&P             Managed
                                                         Conservative           Managed            Moderate
OPERATIONS                                                   Fund             Growth Fund            Fund
                                                       ------------------  ------------------  ------------------
   Net investment income (loss)                                  $ 1,776             $ 6,256             $ 2,665
   Net realized gain (loss) on:
      Distributions from investment companies                      1,001              19,099               2,104
      Investments                                                     87              29,835                 (41)
      Foreign currency related items                                   -                   -                   -
      Futures contracts and options written                            -                   -                   -
      Investment securities sold short                                 -                   -                   -
      Brokerage commission recapture                                   -                   -                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                                 (438)             19,167               1,469
        Foreign currency related items                                 -                   -                   -
        Futures contracts and options written                          -                   -                   -
        Investment securities sold short                               -                   -                   -
                                                       ------------------  ------------------  ------------------
                                                       ------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                 2,426              74,357               6,197
                                                       ------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       (198)            (10,915)               (256)
      Class B                                                          -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                                        (71)            (36,235)               (112)
      Class B                                                          -                   -                   -
                                                       ------------------  ------------------  ------------------
                                                       ------------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (269)            (47,150)               (368)
                                                       ------------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                     79,522             201,349             151,300
      Class B                                                          -                   -                   -
   Reinvestment of distributions
      Class A                                                        269              47,150                 368
      Class B                                                          -                   -                   -
   Cost of shares redeemed
      Class A                                                    (15,215)           (217,462)            (19,651)
      Class B                                                          -                   -                   -
                                                       ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                             64,576              31,037             132,017
                                                       ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                             66,733              58,244             137,846

NET ASSETS BEGINNING OF PERIOD                                    13,909           1,001,562              19,873
                                                       ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                        $ 80,642         $ 1,059,806           $ 157,719
                                                       ==================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 2,229             $ 5,238             $ 3,415
                                                       ==================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                      7,612              16,349              14,203
      Class B                                                          -                   -                   -
   Reinvestment of distributions
      Class A                                                         25               3,723                  33
      Class B                                                          -                   -                   -
   Shares redeemed
      Class A                                                     (1,444)            (17,618)             (1,834)
      Class B                                                          -                   -                   -
                                                       ------------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                                      6,193               2,454              12,402
                                                       ==================  ==================  ==================

      Class B                                                          -                   -                   -
                                                       ==================  ==================  ==================

See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        JNL/S&P
                                                        Managed            JNL/Select          JNL/Select
                                                        Moderate            Balanced         Global Growth
OPERATIONS                                            Growth Fund             Fund                Fund
                                                   -------------------  -----------------  -------------------
   Net investment income (loss)                              $ 10,165            $ 8,545                $ 559
   Net realized gain (loss) on:
      Distributions from investment companies                  14,008                  -                    -
      Investments                                              12,652              9,498                9,492
      Foreign currency related items                                -                  -                 (136)
      Futures contracts and options written                         -                 35                    -
      Investment securities sold short                              -                  -                    -
      Brokerage commission recapture                                -                 21                  155
Net change in unrealized appreciation or
   depreciation on:
        Investments                                            13,850              1,845               (7,722)
        Foreign currency related items                              -                  -                   (4)
        Futures contracts and options written                       -                  -                    -
        Investment securities sold short                            -                  -                    -
                                                   -------------------  -----------------  -------------------
                                                   -------------------  -----------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             50,675             19,944                2,344
                                                   -------------------  -----------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                 (14,006)            (8,429)                (972)
      Class B                                                       -                 (4)                  (1)
   From net realized gains on
      investment transactions
      Class A                                                  (6,109)           (42,427)                   -
      Class B                                                       -                (21)                   -
                                                   -------------------  -----------------  -------------------
                                                   -------------------  -----------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (20,115)           (50,881)                (973)
                                                   -------------------  -----------------  -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                 333,816             88,334               31,400
      Class B                                                       -                174                  109
   Reinvestment of distributions
      Class A                                                  20,115             50,856                  972
      Class B                                                       -                 25                    1
   Cost of shares redeemed
      Class A                                                (142,054)           (93,234)             (63,089)
      Class B                                                       -                 (8)                  (2)
                                                   -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         211,877             46,147              (30,609)
                                                   -------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                         242,437             15,210              (29,238)

NET ASSETS BEGINNING OF PERIOD                                619,106            381,338              217,953
                                                   -------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                    $ 861,543          $ 396,548            $ 188,715
                                                   ===================  =================  ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                  $ 2,833            $ 7,550                $ 421
                                                   ===================  =================  ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                  28,403              5,106                1,739
      Class B                                                       -                 10                    6
   Reinvestment of distributions
      Class A                                                   1,646              3,183                   49
      Class B                                                       -                  2                    -
   Shares redeemed
      Class A                                                 (12,046)            (5,392)              (3,437)
      Class B                                                       -                  -                    -
                                                   -------------------  -----------------  -------------------
   Net increase (decrease)
      Class A                                                  18,003              2,897               (1,649)
                                                   ===================  =================  ===================

      Class B                                                       -                 12                    6
                                                   ===================
                                                                        =================  ===================



                                                      JNL/Select          JNL/Select
                                                       Large Cap             Money            JNL/Select
OPERATIONS                                            Growth Fund         Market Fund         Value Fund
                                                   ------------------  ------------------  ------------------
   Net investment income (loss)                               $ (409)            $ 6,462             $ 3,113
   Net realized gain (loss) on:
      Distributions from investment companies                      -                   -                   -
      Investments                                              8,036                   -               5,360
      Foreign currency related items                               -                   -                   -
      Futures contracts and options written                        -                   -                   -
      Investment securities sold short                             -                   -                   -
      Brokerage commission recapture                              39                   -                  17
Net change in unrealized appreciation or
   depreciation on:
        Investments                                           (1,366)                  -              10,693
        Foreign currency related items                             -                   -                   -
        Futures contracts and options written                      -                   -                   -
        Investment securities sold short                           -                   -                   -
                                                   ------------------  ------------------  ------------------
                                                   ------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             6,300               6,462              19,183
                                                   ------------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      -              (6,455)             (3,126)
      Class B                                                      -                  (7)                 (2)
   From net realized gains on
      investment transactions
      Class A                                                      -                   -             (14,917)
      Class B                                                      -                   -                  (8)
                                                   ------------------  ------------------  ------------------
                                                   ------------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -              (6,462)            (18,053)
                                                   ------------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                 38,498             388,375             173,926
      Class B                                                    126                 823                 137
   Reinvestment of distributions
      Class A                                                      -               6,455              18,043
      Class B                                                      -                   7                  10
   Cost of shares redeemed
      Class A                                               (124,268)           (374,193)            (69,919)
      Class B                                                     (2)               (399)                (18)
                                                   ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        (85,646)             21,068             122,179
                                                   ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                        (79,346)             21,068             123,309

NET ASSETS BEGINNING OF PERIOD                               295,493             237,853             154,310
                                                   ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                   $ 216,147           $ 258,921           $ 277,619
                                                   ==================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ -                 $ -             $ 1,865
                                                   ==================  ==================  ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                  2,010             388,375              10,169
      Class B                                                      7                 823                   8
   Reinvestment of distributions
      Class A                                                      -               6,455               1,062
      Class B                                                      -                   7                   -
   Shares redeemed
      Class A                                                 (6,533)           (374,193)             (4,049)
      Class B                                                      -                (399)                 (1)
                                                   ------------------  ------------------  ------------------
   Net increase (decrease)
      Class A                                                 (4,523)             20,637               7,182
                                                   ==================  ==================  ==================

      Class B                                                      7                 431                   7
                                                   ==================
                                                                       ==================  ==================

See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                         JNL/T.Rowe          JNL/T.Rowe         JNL/T.Rowe
                                                           Price               Price               Price
                                                        Established           Mid-Cap              Value
OPERATIONS                                              Growth Fund         Growth Fund            Fund
                                                     ------------------- ------------------- ------------------
   Net investment income (loss)                                 $ 1,641            $ (1,780)           $ 5,495
   Net realized gain (loss) on:
      Distributions from investment companies                         -                   -                  -
      Investments                                                36,305              46,827             39,813
      Foreign currency related items                               (231)                 (3)               (29)
      Futures contracts and options written                           -                   -                  -
      Investment securities sold short                                -                   -                  -
      Brokerage commission recapture                                 46                  32                 13
Net change in unrealized appreciation or
   depreciation on:
        Investments                                               9,088              32,243            (13,628)
        Foreign currency related items                               (2)                  -                 (6)
        Futures contracts and options written                         -                   -                  -
        Investment securities sold short                              -                   -                  -
                                                     ------------------- ------------------- ------------------
                                                     ------------------- ------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               46,847              77,319             31,658
                                                     ------------------- ------------------- ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                    (1,437)                  -             (4,182)
      Class B                                                         -                   -                 (2)
   From net realized gains on
      investment transactions
      Class A                                                         -             (42,638)           (16,237)
      Class B                                                         -                 (19)                (8)
                                                     ------------------- ------------------- ------------------
                                                     ------------------- ------------------- ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (1,437)            (42,657)           (20,429)
                                                     ------------------- ------------------- ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   205,985             153,324            180,130
      Class B                                                       172                 230                255
   Reinvestment of distributions
      Class A                                                     1,437              42,638             20,419
      Class B                                                         -                  19                 10
   Cost of shares redeemed
      Class A                                                  (164,067)           (148,971)          (152,001)
      Class B                                                       (23)                (16)               (20)
                                                     ------------------- ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            80,427              47,224             48,793
                                                     ------------------- ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           125,837              81,886             60,022

NET ASSETS BEGINNING OF PERIOD                                  606,909             541,772            485,160
                                                     ------------------- ------------------- ------------------

NET ASSETS END OF PERIOD                                      $ 732,746           $ 623,658          $ 545,182
                                                     =================== =================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                      $ 568                 $ -            $ 5,466
                                                     =================== =================== ==================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                    11,368               5,397             13,097
      Class B                                                        10                   8                 18
   Reinvestment of distributions
      Class A                                                        74               1,429              1,456
      Class B                                                         -                   1                  1
   Shares redeemed
      Class A                                                    (8,967)             (5,232)           (11,028)
      Class B                                                        (1)                 (1)                (2)
                                                     ------------------- ------------------- ------------------
   Net increase (decrease)
      Class A                                                     4,628               1,594              3,525
                                                     =================== =================== ==================

      Class B                                                         9                   8                 17
                                                     =================== =================== ==================


                                                                                               JNL/Western
                                                        JNL/Western         JNL/Western      U.S. Government
                                                        High Yield        Strategic Bond         & Quality
OPERATIONS                                               Bond Fund             Fund             Bond Fund
                                                     ------------------  ------------------ -------------------
   Net investment income (loss)                               $ 19,850            $ 12,704             $ 7,699
   Net realized gain (loss) on:
      Distributions from investment companies                        -                   -                   -
      Investments                                                1,053               2,994                   9
      Foreign currency related items                               (13)              1,243                   -
      Futures contracts and options written                          -                 516                 121
      Investment securities sold short                               -                   -                   -
      Brokerage commission recapture                                 -                   -                   -
Net change in unrealized appreciation or
   depreciation on:
        Investments                                            (16,736)             (9,840)             (2,844)
        Foreign currency related items                               -                 311                   -
        Futures contracts and options written                        -                (305)               (367)
        Investment securities sold short                             -                   -                   -
                                                     ------------------  ------------------ -------------------
                                                     ------------------  ------------------ -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               4,154               7,623               4,618
                                                     ------------------  ------------------ -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                  (19,630)            (13,862)             (7,615)
      Class B                                                      (15)                 (7)                 (4)
   From net realized gains on
      investment transactions
      Class A                                                   (2,723)             (6,043)             (1,789)
      Class B                                                       (2)                 (3)                 (1)
                                                     ------------------  ------------------ -------------------
                                                     ------------------  ------------------ -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (22,370)            (19,915)             (9,409)
                                                     ------------------  ------------------ -------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  143,313             181,887              78,244
      Class B                                                      211                 239                 116
   Reinvestment of distributions
      Class A                                                   22,353              19,905               9,404
      Class B                                                       17                  10                   5
   Cost of shares redeemed
      Class A                                                 (155,990)            (87,268)            (66,132)
      Class B                                                      (15)                (81)                (11)
                                                     ------------------  ------------------ -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            9,889             114,692              21,626
                                                     ------------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (8,327)            102,400              16,835

NET ASSETS BEGINNING OF PERIOD                                 284,962             236,714             197,876
                                                     ------------------  ------------------ -------------------

NET ASSETS END OF PERIOD                                     $ 276,635           $ 339,114           $ 214,711
                                                     ==================  ================== ===================

UNDISTRIBUTED (EXCESS OF DISTRIBUTION
 OVER) NET INVESTMENT INCOME                                     $ 193               $ 366                 $ -
                                                     ==================  ================== ===================

1 SHARE TRANSACTIONS
   Shares sold
      Class A                                                   16,850              15,702               6,819
      Class B                                                       24                  20                  10
   Reinvestment of distributions
      Class A                                                    2,812               1,786                 845
      Class B                                                        2                   1                   -
   Shares redeemed
      Class A                                                  (18,403)             (7,542)             (5,774)
      Class B                                                       (2)                 (7)                 (1)
                                                     ------------------  ------------------ -------------------
   Net increase (decrease)
      Class A                                                    1,259               9,946               1,890
                                                     ==================  ================== ===================

      Class B                                                       24                  14                   9
                                                     ==================  ================== ===================

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                  $        12.51                $0.01            $(0.12)           $  (0.11)
                        12/31/2005                          11.67                    -              0.84                 0.84
                        12/31/2004                          10.61                 0.01              1.05                 1.06
                        12/31/2003                           8.16                (0.02)             2.47                 2.45
                        12/31/2002                          10.97                (0.03)            (2.76)               (2.79)
                    10/29(a)-12/31/01                       10.00                    -              0.97                 0.97

Class B
                        6/30/2006                           12.55                 0.01             (0.10)               (0.09)
                        12/31/2005                          11.69                 0.02              0.84                 0.86
                    03/05(a)-12/31/04                       10.99                 0.02              0.68                 0.70

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                           11.70                 0.09              1.66                 1.75
                   05/02(a)-12/31/2005                      10.00                 0.21              1.49                 1.70

Class B
                        6/30/2006                           11.72                 0.09              1.67                 1.76
                   05/02(a)-12/31/2005                      10.00                 0.23              1.49                 1.72

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                           13.52                (0.06)             0.97                 0.91
                        12/31/2005                          12.47                (0.08)             1.13                 1.05
                        12/31/2004                          11.67                (0.12)             0.92                 0.80
                        12/31/2003                           8.43                (0.05)             3.29                 3.24
                        12/31/2002                          11.60                (0.07)            (3.10)               (3.17)
                    10/29(a)-12/31/01                       10.00                (0.01)             1.61                 1.60

Class B
                        6/30/2006                           13.57                (0.04)             0.97                 0.93
                         12/31/05                           12.48                (0.04)             1.13                 1.09
                    03/05(a)-12/31/04                       12.21                (0.02)             0.29                 0.27

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                           17.39                 0.02             (0.54)               (0.52)
                        12/31/2005                          15.50                 0.01              1.90                 1.91
                        12/31/2004                          14.76                 0.01              0.73                 0.74
                        12/31/2003                          10.91                (0.03)             3.88                 3.85
                        12/31/2002                          16.33                (0.04)            (5.38)               (5.42)
                        12/31/2001                          18.58                (0.04)            (2.18)               (2.22)

Class B
                        6/30/2006                           17.43                    -             (0.51)               (0.51)
                        12/31/2005                          15.50                 0.04              1.91                 1.95
                    03/05(a)-12/31/04                       15.41                 0.04              0.09                 0.13

-------------------------------------------------------------------------------------------------------------



                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                              $ -                   $ -            $ 12.40
                        12/31/2005                               -                     -             12.51
                        12/31/2004                               -                     -             11.67
                        12/31/2003                               -                     -             10.61
                        12/31/2002                               -                 (0.02)             8.16
                    10/29(a)-12/31/01                            -                     -             10.97

Class B
                        6/30/2006                                -                     -             12.46
                        12/31/2005                               -                     -             12.55
                    03/05(a)-12/31/04                            -                     -             11.69

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                -                     -             13.45
                   05/02(a)-12/31/2005                           -                     -             11.70

Class B
                        6/30/2006                                -                     -             13.48
                   05/02(a)-12/31/2005                           -                     -             11.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                -                     -             14.43
                        12/31/2005                               -                     -             13.52
                        12/31/2004                               -                     -             12.47
                        12/31/2003                               -                     -             11.67
                        12/31/2002                               -                     -              8.43
                    10/29(a)-12/31/01                            -                     -             11.60

Class B
                        6/30/2006                                -                     -             14.50
                         12/31/05                                -                     -             13.57
                    03/05(a)-12/31/04                            -                     -             12.48

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                -                     -             16.87
                        12/31/2005                           (0.02)                    -             17.39
                        12/31/2004                               -                     -             15.50
                        12/31/2003                               -                     -             14.76
                        12/31/2002                               -                     -             10.91
                        12/31/2001                               -                 (0.03)            16.33

Class B
                        6/30/2006                                -                     -             16.92
                        12/31/2005                           (0.02)                    -             17.43
                    03/05(a)-12/31/04                        (0.04)                    -             15.50

------------------------------------------------------------------------------------------------------------------



                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                  (0.88)%          $ 350,491                   45.43%
                        12/31/2005                                  7.23              361,417                   100.66
                        12/31/2004                                  9.99              191,003                    96.49
                        12/31/2003                                 30.02               36,421                   140.00
                        12/31/2002                                (25.47)               6,857                   180.06
                    10/29(a)-12/31/01                               9.70                6,058                    14.93

Class B
                        6/30/2006                                  (0.72)                 267                    45.43
                        12/31/2005                                  7.39                  236                   100.66
                    03/05(a)-12/31/04                               6.37                   24                    96.49

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                                  14.96              142,268                    19.64
                   05/02(a)-12/31/2005                             17.00               79,209                    35.97

Class B
                        6/30/2006                                  15.02                  193                    19.64
                   05/02(a)-12/31/2005                             17.20                  146                    35.97

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                                   6.73               52,955                    35.64
                        12/31/2005                                  8.42               49,776                    65.07
                        12/31/2004                                  6.86               44,358                    92.65
                        12/31/2003                                 38.43               43,940                    30.17
                        12/31/2002                                (27.32)              12,915                    46.22
                    10/29(a)-12/31/01                              16.00                7,665                     3.86

Class B
                        6/30/2006                                   6.85                  191                    35.64
                         12/31/05                                   8.73                  158                    65.07
                    03/05(a)-12/31/04                               2.21                    7                    92.65

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                                  (2.99)             227,820                   169.92
                        12/31/2005                                 12.30              250,938                   264.37
                        12/31/2004                                  5.02              292,638                   195.33
                        12/31/2003                                 35.29              244,667                   168.09
                        12/31/2002                                (33.19)             175,439                   236.63
                        12/31/2001                                (11.97)             341,162                    86.80

Class B
                        6/30/2006                                  (2.93)                 155                   169.92
                        12/31/2005                                 12.56                  139                   264.37
                    03/05(a)-12/31/04                               0.82                    7                   195.33

-----------------------------------------------------------------------------------------------------------------------


                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
                        6/30/2006                           1.00 %               0.08 %               n/a %                n/a %
                        12/31/2005                            1.01                 0.03               n/a                  n/a
                        12/31/2004                            1.07                 0.09                1.10               0.06
                        12/31/2003                            1.10                (0.41)               1.18              (0.49)
                        12/31/2002                            1.10                (0.33)               1.15              (0.38)
                    10/29(a)-12/31/01                         1.10                (0.26)               1.32              (0.48)

Class B
                        6/30/2006                             0.80                 0.29               n/a                  n/a
                        12/31/2005                            0.81                 0.23               n/a                  n/a
                    03/05(a)-12/31/04                         0.86                 0.55                0.90               0.52

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
                        6/30/2006                             1.03                 2.66               n/a                  n/a
                   05/02(a)-12/31/2005                        1.05                 3.37               n/a                  n/a

Class B
                        6/30/2006                             0.83                 2.79               n/a                  n/a
                   05/02(a)-12/31/2005                        0.85                 3.57               n/a                  n/a

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
                        6/30/2006                             1.16                (0.81)              n/a                  n/a
                        12/31/2005                            1.16                (0.67)              n/a                  n/a
                        12/31/2004                            1.16                (0.92)               1.18              (0.94)
                        12/31/2003                            1.15                (0.89)               1.19              (0.93)
                        12/31/2002                            1.15                (0.83)               1.17              (0.85)
                    10/29(a)-12/31/01                         1.15                (0.74)               1.24              (0.83)

Class B
                        6/30/2006                             0.96                (0.61)              n/a                  n/a
                         12/31/05                             0.95                (0.46)              n/a                  n/a
                    03/05(a)-12/31/04                         0.96                (0.68)               0.98              (0.70)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
                        6/30/2006                             1.01                 0.17               n/a                  n/a
                        12/31/2005                            1.01                 0.02               n/a                  n/a
                        12/31/2004                            1.04                 0.11                1.11               0.04
                        12/31/2003                            1.08                (0.27)               1.15              (0.34)
                        12/31/2002                            1.08                (0.25)              n/a                  n/a
                        12/31/2001                            1.07                (0.23)              n/a                  n/a

Class B
                        6/30/2006                             0.81                 0.38               n/a                   n/a
                        12/31/2005                            0.80                 0.23               n/a                   n/a
                    03/05(a)-12/31/04                         0.79                 0.88                0.86               0.81

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             $ 15.33           $ 0.09            $ (0.06)              $ 0.03
                        12/31/2005                              14.96             0.14               0.36                 0.50
                        12/31/2004                              14.17             0.11               0.79                 0.90
                        12/31/2003                              11.45             0.09               2.72                 2.81
                        12/31/2002                              14.53             0.10              (3.08)               (2.98)
                        12/31/2001                              16.21             0.07              (1.67)               (1.60)

Class B
                        6/30/2006                               15.42             0.11              (0.07)                0.04
                        12/31/2005                              15.02             0.17               0.36                 0.53
                    03/05(a)-12/31/04                           14.68             0.07               0.34                 0.41

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                               20.13            (0.08)              1.75                 1.67
                        12/31/2005                              19.97            (0.15)              0.66                 0.51
                        12/31/2004                              16.81            (0.12)              3.28                 3.16
                        12/31/2003                              12.01            (0.10)              4.90                 4.80
                        12/31/2002                              15.55            (0.08)             (3.46)               (3.54)
                        12/31/2001                              14.20            (0.41)              1.97                 1.56

Class B
                        6/30/2006                               20.22            (0.05)              1.76                 1.71
                        12/31/2005                              20.02            (0.11)              0.66                 0.55
                    03/05(a)-12/31/04                           18.33            (0.04)              1.73                 1.69

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                               11.03             0.07               0.21                 0.28
                        12/31/2005                              10.02             0.12               0.89                 1.01
                        12/31/2004                               9.27             0.12               0.75                 0.87
                        12/31/2003                               8.26             0.12               1.01                 1.13
                        12/31/2002                               9.05             0.20              (0.80)               (0.60)
                        12/31/2001                               9.69             0.21              (0.65)               (0.44)

Class B
                        6/30/2006                               11.14             0.08               0.09                 0.17
                        12/31/2005                              10.10             0.14               0.90                 1.04
                    03/05(a)-12/31/04                            9.52             0.06               0.58                 0.64

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                               16.59            (0.01)              0.18                 0.17
                        12/31/2005                              15.67            (0.02)              0.99                 0.97
                        12/31/2004                              13.28             0.05               2.34                 2.39
                        12/31/2003                               9.79            (0.06)              3.55                 3.49
                        12/31/2002                              13.83            (0.07)             (3.97)               (4.04)
                        12/31/2001                              23.55            (0.11)             (9.35)               (9.46)

Class B
                        6/30/2006                               16.65             0.01               0.18                 0.19
                        12/31/2005                              15.70             0.01               0.99                 1.00
                    03/05(a)-12/31/04                           13.97             0.05               1.68                 1.73

-------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                            $ -                  $ -             $ 15.36
                        12/31/2005                         (0.13)                   -               15.33
                        12/31/2004                         (0.11)                   -               14.96
                        12/31/2003                         (0.09)                   -               14.17
                        12/31/2002                         (0.10)                   -               11.45
                        12/31/2001                         (0.07)               (0.01)              14.53

Class B
                        6/30/2006                              -                    -               15.46
                        12/31/2005                         (0.13)                   -               15.42
                    03/05(a)-12/31/04                      (0.07)                   -               15.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               21.80
                        12/31/2005                             -                (0.35)              20.13
                        12/31/2004                             -                    -               19.97
                        12/31/2003                             -                    -               16.81
                        12/31/2002                             -                    -               12.01
                        12/31/2001                             -                (0.21)              15.55

Class B
                        6/30/2006                              -                    -               21.93
                        12/31/2005                             -                (0.35)              20.22
                    03/05(a)-12/31/04                          -                    -               20.02

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.03
                        12/31/2004                         (0.12)                   -               10.02
                        12/31/2003                         (0.12)                   -                9.27
                        12/31/2002                         (0.19)                   -                8.26
                        12/31/2001                         (0.20)                   -                9.05

Class B
                        6/30/2006                              -                    -               11.31
                        12/31/2005                             -                    -               11.14
                    03/05(a)-12/31/04                      (0.06)                   -               10.10

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                              -                    -               16.76
                        12/31/2005                         (0.05)                   -               16.59
                        12/31/2004                             -                    -               15.67
                        12/31/2003                             -                    -               13.28
                        12/31/2002                             -                    -                9.79
                        12/31/2001                             -                (0.26)              13.83

Class B
                        6/30/2006                              -                    -               16.84
                        12/31/2005                         (0.05)                   -               16.65
                    03/05(a)-12/31/04                          -                    -               15.70

----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                                   0.20 %          $ 162,950                   45.38%
                        12/31/2005                                  3.37              244,280                   105.53
                        12/31/2004                                  6.32              357,978                   100.79
                        12/31/2003                                 24.54              245,913                    80.50
                        12/31/2002                                (20.53)             149,242                    94.37
                        12/31/2001                                 (9.83)             174,813                   102.56

Class B
                        6/30/2006                                   0.26                  145                    45.38
                        12/31/2005                                  3.56                  140                   105.53
                    03/05(a)-12/31/04                               2.81                   20                   100.79

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                                   8.30              172,191                    34.65
                        12/31/2005                                  2.52              159,471                    56.66
                        12/31/2004                                 18.80              169,746                    53.14
                        12/31/2003                                 39.97              109,972                    70.06
                        12/31/2002                                (22.77)              76,198                    71.45
                        12/31/2001                                 11.00              112,967                    65.36

Class B
                        6/30/2006                                   8.46                  163                    34.65
                        12/31/2005                                  2.71                  145                    56.66
                    03/05(a)-12/31/04                               9.22                    7                    53.14

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                                   2.54              141,022                    29.98
                        12/31/2005                                 10.09              127,908                    83.07
                        12/31/2004                                  9.42              104,564                   163.88
                        12/31/2003                                 13.73              114,262                    60.48
                        12/31/2002                                 (6.57)              75,591                    90.71
                        12/31/2001                                 (4.49)              72,281                   105.66

Class B
                        6/30/2006                                   2.69                  152                    29.98
                        12/31/2005                                 10.31                  131                    83.07
                    03/05(a)-12/31/04                               6.78                    2                   163.88

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                                   1.02              206,799                    81.55
                        12/31/2005                                  6.16              217,173                   149.30
                        12/31/2004                                 18.00              210,402                   231.52
                        12/31/2003                                 35.65              158,013                    31.95
                        12/31/2002                                (29.21)             135,669                    56.03
                        12/31/2001                                (40.19)             260,726                    96.69

Class B
                        6/30/2006                                   1.14                  134                    81.55
                        12/31/2005                                  6.34                  128                   149.30
                    03/05(a)-12/31/04                              12.38                    3                   231.52

-----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
                        6/30/2006                             0.97 %               1.27 %               n/a %              n/a %
                        12/31/2005                            0.96                 0.77                 n/a                n/a
                        12/31/2004                            0.96                 0.85                1.00               0.81
                        12/31/2003                            0.97                 0.83                1.01               0.79
                        12/31/2002                            0.97                 0.78                1.00               0.75
                        12/31/2001                            0.97                 0.58                0.99               0.56

Class B
                        6/30/2006                             0.77                 1.61                 n/a                n/a
                        12/31/2005                            0.76                 0.97                 n/a                n/a
                    03/05(a)-12/31/04                         0.76                 1.33                0.80               1.29

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
                        6/30/2006                             1.05                (0.70)                n/a                n/a
                        12/31/2005                            1.06                (0.72)                n/a                n/a
                        12/31/2004                            1.06                (0.76)               1.07              (0.77)
                        12/31/2003                            1.05                (0.75)               1.10              (0.80)
                        12/31/2002                            1.05                (0.49)               1.08              (0.52)
                        12/31/2001                            1.05                (0.31)               1.07              (0.33)

Class B
                        6/30/2006                             0.85                (0.50)                n/a                n/a
                        12/31/2005                            0.85                (0.51)                n/a                n/a
                    03/05(a)-12/31/04                         0.84                (0.53)               0.86              (0.55)

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
                        6/30/2006                             1.01                 1.39                 n/a                n/a
                        12/31/2005                            1.01                 1.22                 n/a                n/a
                        12/31/2004                            1.03                 1.25                1.04               1.24
                        12/31/2003                            1.05                 1.64                1.07               1.62
                        12/31/2002                            1.05                 2.11                1.07               2.09
                        12/31/2001                            1.05                 2.48                1.06               2.47

Class B
                        6/30/2006                             0.81                 1.59                 n/a                n/a
                        12/31/2005                            0.81                 1.42                 n/a                n/a
                    03/05(a)-12/31/04                         0.77                 1.38                0.78               1.37

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

Class A
                        6/30/2006                             1.01                (0.13)                n/a                n/a
                        12/31/2005                            1.01                (0.11)                n/a                n/a
                        12/31/2004                            1.02                 0.39                1.04               0.37
                        12/31/2003                            1.05                (0.51)               1.07              (0.53)
                        12/31/2002                            1.04                (0.51)               1.09              (0.56)
                        12/31/2001                            1.01                (0.61)               1.03              (0.63)

Class B
                        6/30/2006                             0.81                 0.07                 n/a                n/a
                        12/31/2005                            0.80                 0.10                 n/a                n/a
                    03/05(a)-12/31/04                         0.78                 0.97                0.80               0.95

-------------------------------------------------------------------------------------------------------------------------------
(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                  $ 10.00           $ 0.06            $ (0.05)              $ 0.01

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.06)                0.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                          11.03             0.03               0.99                 1.02
                   05/02(a)-12/31/2005                     10.00             0.02               1.01                 1.03

Class B
                        6/30/2006                          11.04             0.04               1.00                 1.04
                   05/02(a)-12/31/2005                     10.00             0.03               1.01                 1.04

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                          11.39             0.03               0.49                 0.52
                   05/02(a)-12/31/2005                     10.00             0.06               1.33                 1.39

Class B
                        6/30/2006                          11.40             0.04               0.50                 0.54
                   05/02(a)-12/31/2005                     10.00             0.07               1.33                 1.40

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

Class B
                   05/01(a)- 06/30/2006                    10.00             0.07              (0.05)                0.02

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                          12.03             0.14               1.02                 1.16
                        12/31/2005                         11.04             0.14               1.04                 1.18
                        12/31/2004                          9.61             0.10               1.47                 1.57
                        12/31/2003                          7.59             0.10               2.06                 2.16
                        12/31/2002                          9.66             0.08              (2.07)               (1.99)
                        12/31/2001                         12.23             0.08              (2.56)               (2.48)

Class B
                        6/30/2006                          12.08             0.16               1.02                 1.18
                        12/31/2005                         11.06             0.16               1.05                 1.21
                    03/05(a)-12/31/04                      10.11             0.09               0.99                 1.08

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                          10.94             0.15               1.24                 1.39
                        12/31/2005                          9.29             0.13               1.59                 1.72
                        12/31/2004                          7.65             0.07               1.65                 1.72
                        12/31/2003                          5.56                -               2.19                 2.19
                        12/31/2002                          7.75             0.07              (2.13)               (2.06)
                        12/31/2001                          9.79             0.09              (2.08)               (1.99)

Class B
                        6/30/2006                          11.07             0.16               1.25                 1.41
                        12/31/2005                          9.37             0.15               1.62                 1.77
                    03/05(a)-12/31/04                       8.17             0.03               1.18                 1.21

--------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                          $ -                  $ -             $ 10.01

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.01

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.05
                   05/02(a)-12/31/2005                             -                    -               11.03

Class B
                        6/30/2006                                  -                    -               12.08
                   05/02(a)-12/31/2005                             -                    -               11.04

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                  -                    -               11.91
                   05/02(a)-12/31/2005                             -                    -               11.39

Class B
                        6/30/2006                                  -                    -               11.94
                   05/02(a)-12/31/2005                             -                    -               11.40

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                            -                    -               10.02

Class B
                   05/01(a)- 06/30/2006                            -                    -               10.02

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                  -                    -               13.19
                        12/31/2005                             (0.19)                   -               12.03
                        12/31/2004                             (0.14)                   -               11.04
                        12/31/2003                             (0.14)                   -                9.61
                        12/31/2002                             (0.08)                   -                7.59
                        12/31/2001                             (0.07)               (0.02)               9.66

Class B
                        6/30/2006                                  -                    -               13.26
                        12/31/2005                             (0.19)                   -               12.08
                    03/05(a)-12/31/04                          (0.13)                   -               11.06

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                  -                    -               12.33
                        12/31/2005                             (0.01)               (0.06)              10.94
                        12/31/2004                             (0.08)                   -                9.29
                        12/31/2003                             (0.10)                   -                7.65
                        12/31/2002                             (0.13)                   -                5.56
                        12/31/2001                             (0.04)               (0.01)               7.75

Class B
                        6/30/2006                                  -                    -               12.48
                        12/31/2005                             (0.01)               (0.06)              11.07
                    03/05(a)-12/31/04                          (0.01)                   -                9.37

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                           0.10 %             $ 30,331                  66.53%

Class B
                   05/01(a)- 06/30/2006                           0.10                  100                    66.53

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                                 9.25              108,994                     2.73
                   05/02(a)-12/31/2005                           10.30               72,399                     4.57

Class B
                        6/30/2006                                 9.42                  207                     2.73
                   05/02(a)-12/31/2005                           10.40                  139                     4.57

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                                 4.57              114,921                    23.98
                   05/02(a)-12/31/2005                           13.90               85,789                    34.39

Class B
                        6/30/2006                                 4.74                  166                    23.98
                   05/02(a)-12/31/2005                           14.00                  151                    34.39

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                           0.20              289,423                   104.50

Class B
                   05/01(a)- 06/30/2006                           0.20                  100                   104.50

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                                 9.64              230,917                     7.42
                        12/31/2005                               10.69              201,554                    71.32
                        12/31/2004                               16.34               94,998                    75.17
                        12/31/2003                               28.53               96,811                   113.94
                        12/31/2002                              (20.58)              78,272                   134.52
                        12/31/2001                              (20.29)             103,972                    66.42

Class B
                        6/30/2006                                 9.77                  173                     7.42
                        12/31/2005                               10.94                  134                    71.32
                    03/05(a)-12/31/04                            10.72                    1                    75.17

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                                12.71              349,060                    45.50
                        12/31/2005                               18.57              234,118                    72.39
                        12/31/2004                               22.54               82,081                    90.31
                        12/31/2003                               39.43               29,609                   131.90
                        12/31/2002                              (26.59)               5,642                   146.48
                        12/31/2001                              (20.33)               7,304                    82.18

Class B
                        6/30/2006                                12.74                  222                    45.50
                        12/31/2005                               18.90                  165                    72.39
                    03/05(a)-12/31/04                            14.85                    5                    90.31

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

Class A
                   05/01(a)- 06/30/2006                     1.06 %               4.75 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                     0.87                 5.00                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
                        6/30/2006                           1.18                 0.76                 n/a                n/a
                   05/02(a)-12/31/2005                      1.14                 0.39                 n/a                n/a

Class B
                        6/30/2006                           0.96                 0.98                 n/a                n/a
                   05/02(a)-12/31/2005                      0.96                 0.57                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
                        6/30/2006                           1.05                 0.84                 n/a                n/a
                   05/02(a)-12/31/2005                      1.06                 1.02                 n/a                n/a

Class B
                        6/30/2006                           0.85                 1.01                 n/a                n/a
                   05/02(a)-12/31/2005                      0.86                 1.22                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

Class A
                   05/01(a)- 06/30/2006                     0.73                 4.35                 n/a                n/a

Class B
                   05/01(a)- 06/30/2006                     0.53                 4.54                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
                        6/30/2006                           1.06                 2.25                 n/a                n/a
                        12/31/2005                          1.08                 1.25                 n/a                n/a
                        12/31/2004                          1.17                 0.96                1.19               0.94
                        12/31/2003                          1.23                 1.17                1.26               1.14
                        12/31/2002                          1.18                 0.83                1.21               0.80
                        12/31/2001                          1.17                 0.76                1.18               0.75

Class B
                        6/30/2006                           0.86                 2.50                 n/a                n/a
                        12/31/2005                          0.87                 1.46                 n/a                n/a
                    03/05(a)-12/31/04                       0.92                 1.30                0.94               1.28

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
                        6/30/2006                           1.05                 3.63                 n/a                n/a
                        12/31/2005                          1.08                 1.63                 n/a                n/a
                        12/31/2004                          1.13                 1.14                 n/a                n/a
                        12/31/2003                          1.12                 0.75                 n/a                n/a
                        12/31/2002                          1.08                 0.95                 n/a                n/a
                        12/31/2001                          1.07                 1.07                 n/a                n/a

Class B
                        6/30/2006                           0.85                 3.75                 n/a                n/a
                        12/31/2005                          0.87                 1.84                 n/a                n/a
                    03/05(a)-12/31/04                       0.93                 1.36                 n/a                n/a

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll transactions for JNL/Goldman
     Sachs Short Duration Fund is 117.98%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                           $ 10.00           $ 0.03            $ (1.29)               (1.26)

Class B
                   05/01(a)- 06/30/2006                             10.00             0.03              (1.28)               (1.25)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                   13.54             0.04               0.36                 0.40
                        12/31/2005                                  14.66             0.07               1.24                 1.31
                        12/31/2004                                  13.16             0.02               3.21                 3.23
                        12/31/2003                                  10.23             0.04               2.92                 2.96
                        12/31/2002                                  11.97             0.03              (1.72)               (1.69)
                        12/31/2001                                  11.75             0.06               1.50                 1.56

Class B
                        6/30/2006                                   13.61             0.06               0.36                 0.42
                        12/31/2005                                  14.70             0.10               1.24                 1.34
                    03/05(a)-12/31/04                               14.28             0.02               2.13                 2.15

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                   12.77            (0.01)              0.76                 0.75
                        12/31/2005                                  13.81            (0.01)              0.67                 0.66
                        12/31/2004                                  13.05            (0.02)              2.03                 2.01
                        12/31/2003                                   9.40             0.01               3.64                 3.65
                        12/31/2002                                  11.40                -              (1.96)               (1.96)
                        12/31/2001                                  10.28             0.02               1.77                 1.79

Class B
                        6/30/2006                                   12.83             0.01               0.76                 0.77
                        12/31/2005                                  13.84             0.01               0.68                 0.69
                    03/05(a)-12/31/04                               13.92                -               1.16                 1.16

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   10.75             0.18              (0.30)               (0.12)
                        12/31/2005                                  10.83             0.18               0.02                 0.20
                        12/31/2004                                  10.47             0.35               0.04                 0.39
                        12/31/2003                                  10.48             0.23               0.07                 0.30
                    01/15(a)-12/31/02                               10.00             0.36               0.50                 0.86

Class B
                        6/30/2006                                   10.70             0.18              (0.28)               (0.10)
                        12/31/2005                                  10.76             0.20               0.02                 0.22
                    03/05(a)-12/31/04                               10.73             0.12               0.02                 0.14

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    8.32             0.05               0.17                 0.22
                        12/31/2005                                   8.80             0.05               0.33                 0.38
                        12/31/2004                                   7.93             0.07               0.82                 0.89
                        12/31/2003                                   6.16             0.03               1.76                 1.79
                        12/31/2002                                   8.21             0.04              (2.09)               (2.05)
                        12/31/2001                                   9.34             0.03              (1.13)               (1.10)

Class B
                        6/30/2006                                    8.28             0.06               0.16                 0.22
                        12/31/2005                                   8.73             0.08               0.33                 0.41
                    03/05(a)-12/31/04                                8.24             0.08               0.48                 0.56

-----------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                              $ -                  $ -                8.74

Class B
                   05/01(a)- 06/30/2006                                -                    -                8.75

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.94
                        12/31/2005                                 (0.06)               (2.37)              13.54
                        12/31/2004                                 (0.02)               (1.71)              14.66
                        12/31/2003                                 (0.03)                   -               13.16
                        12/31/2002                                 (0.03)               (0.02)              10.23
                        12/31/2001                                 (0.06)               (1.28)              11.97

Class B
                        6/30/2006                                      -                    -               14.03
                        12/31/2005                                 (0.06)               (2.37)              13.61
                    03/05(a)-12/31/04                              (0.02)               (1.71)              14.70

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                      -                    -               13.52
                        12/31/2005                                     -                (1.70)              12.77
                        12/31/2004                                 (0.01)               (1.24)              13.81
                        12/31/2003                                     -                    -               13.05
                        12/31/2002                                     -                (0.04)               9.40
                        12/31/2001                                 (0.02)               (0.65)              11.40

Class B
                        6/30/2006                                      -                    -               13.60
                        12/31/2005                                     -                (1.70)              12.83
                    03/05(a)-12/31/04                                  -                (1.24)              13.84

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                      -                    -               10.63
                        12/31/2005                                 (0.22)               (0.06)              10.75
                        12/31/2004                                 (0.03)                   -               10.83
                        12/31/2003                                 (0.19)               (0.12)              10.47
                    01/15(a)-12/31/02                              (0.36)               (0.02)              10.48

Class B
                        6/30/2006                                      -                    -               10.60
                        12/31/2005                                 (0.22)               (0.06)              10.70
                    03/05(a)-12/31/04                              (0.11)                   -               10.76

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                      -                    -                8.54
                        12/31/2005                                 (0.27)               (0.59)               8.32
                        12/31/2004                                 (0.02)                   -                8.80
                        12/31/2003                                 (0.02)                   -                7.93
                        12/31/2002                                     -                    -                6.16
                        12/31/2001                                 (0.03)                   -                8.21

Class B
                        6/30/2006                                      -                    -                8.50
                        12/31/2005                                 (0.27)               (0.59)               8.28
                    03/05(a)-12/31/04                              (0.07)                   -                8.73

------------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                            (12.60)%           $ 52,684                   13.43%

Class B
                   05/01(a)- 06/30/2006                            (12.50)                  87                    13.43

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                                    2.95              196,800                    44.51
                        12/31/2005                                   8.81              228,735                    84.55
                        12/31/2004                                  24.72              222,542                   100.95
                        12/31/2003                                  28.89              142,798                    88.62
                        12/31/2002                                 (14.08)              76,890                    98.18
                        12/31/2001                                  13.24               26,886                   143.12

Class B
                        6/30/2006                                    3.09                  283                    44.51
                        12/31/2005                                   8.99                  253                    84.55
                    03/05(a)-12/31/04                               15.20                   29                   100.95

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                                    5.87              152,594                    55.58
                        12/31/2005                                   4.65              197,826                    98.76
                        12/31/2004                                  15.38              218,851                   105.06
                        12/31/2003                                  38.83              155,191                    70.95
                        12/31/2002                                 (17.22)              74,559                    94.87
                        12/31/2001                                  17.34               35,164                    78.01

Class B
                        6/30/2006                                    6.00                  266                     0.00
                        12/31/2005                                   4.85                  228                    98.76
                    03/05(a)-12/31/04                                8.34                   27                   105.06

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                                   (1.12)             204,210                    36.94
                        12/31/2005                                   1.85              180,542                   360.84
                        12/31/2004                                   3.74              116,440                   215.24
                        12/31/2003                                   2.87               83,547                    70.57
                    01/15(a)-12/31/02                                8.55               34,286                    77.16

Class B
                        6/30/2006                                   (0.93)                 164                    36.94
                        12/31/2005                                   2.04                  147                   360.84
                    03/05(a)-12/31/04                                1.35                   17                   215.24

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                                    2.64               61,790                    21.48
                        12/31/2005                                   4.24               62,053                    46.19
                        12/31/2004                                  11.27              181,444                    66.90
                        12/31/2003                                  29.09               89,068                   123.94
                        12/31/2002                                 (24.94)              42,071                    63.08
                        12/31/2001                                 (11.78)              31,415                    55.97

Class B
                        6/30/2006                                    2.66                  194                    21.48
                        12/31/2005                                   4.54                  179                    46.19
                    03/05(a)-12/31/04                                6.85                    4                    66.90

------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

Class A
                   05/01(a)- 06/30/2006                         1.31 %               2.08 %               n/a %              n/a %

Class B
                   05/01(a)- 06/30/2006                         1.12                 2.26                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
                        6/30/2006                               1.03                 0.53                 n/a                n/a
                        12/31/2005                              1.03                 0.49                 n/a                n/a
                        12/31/2004                              1.08                 0.20                1.13               0.15
                        12/31/2003                              1.08                 0.40                1.17               0.31
                        12/31/2002                              1.08                 0.41                1.12               0.37
                        12/31/2001                              1.07                 0.65                1.20               0.52

Class B
                        6/30/2006                               0.83                 0.75                 n/a                n/a
                        12/31/2005                              0.83                 0.69                 n/a                n/a
                    03/05(a)-12/31/04                           0.88                 0.45                0.93               0.40

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
                        6/30/2006                               1.06                (0.12)                n/a                n/a
                        12/31/2005                              1.06                (0.07)                n/a                n/a
                        12/31/2004                              1.12                (0.20)               1.18              (0.26)
                        12/31/2003                              1.13                 0.17                1.20               0.10
                        12/31/2002                              1.14                (0.03)               1.17              (0.06)
                        12/31/2001                              1.15                 0.32                1.21               0.26

Class B
                        6/30/2006                               0.86                 0.09                 n/a                n/a
                        12/31/2005                              0.86                 0.13                 n/a                n/a
                    03/05(a)-12/31/04                           0.92                (0.10)               0.98              (0.16)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
                        6/30/2006                               0.61                 4.33                 n/a                n/a
                        12/31/2005                              0.61                 3.46                 n/a                n/a
                        12/31/2004                              0.61                 3.31                 n/a                n/a
                        12/31/2003                              0.60                 3.29                 n/a                n/a
                    01/15(a)-12/31/02                           0.60                 4.12                 n/a                n/a

Class B
                        6/30/2006                               0.41                 4.53                 n/a                n/a
                        12/31/2005                              0.41                 3.66                 n/a                n/a
                    03/05(a)-12/31/04                           0.41                 3.38                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
                        6/30/2006                               0.81                 1.13                 n/a                n/a
                        12/31/2005                              0.80                 0.96                 n/a                n/a
                        12/31/2004                              0.78                 1.17                0.78               1.17
                        12/31/2003                              0.87                 0.87                0.89               0.85
                        12/31/2002                              0.89                 0.69                0.90               0.68
                        12/31/2001                              0.90                 0.44                 n/a                n/a

Class B
                        6/30/2006                               0.61                 1.33                 n/a                n/a
                        12/31/2005                              0.61                 1.15                 n/a                n/a
                    03/05(a)-12/31/04                           0.58                 1.55                0.58               1.55

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital Management Bond Fund is 43.65%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                               $ 13.59           $ 0.19             $ 1.14               $ 1.33
                        12/31/2005                                13.67             0.29               1.53                 1.82
                        12/31/2004                                11.45             0.16               2.07                 2.23
                        12/31/2003                                 8.44             0.10               3.04                 3.14
                    01/15 (a)-12/31/02                            10.00             0.15              (1.51)               (1.36)

Class B
                        6/30/2006                                 13.60             0.20               1.15                 1.35
                        12/31/2005                                13.66             0.31               1.53                 1.84
                    03/05(a)-12/31/04                             12.05             0.05               1.62                 1.67

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 14.21             0.06               0.51                 0.57
                        12/31/2005                                13.28             0.09               1.51                 1.60
                        12/31/2004                                11.47             0.06               1.75                 1.81
                        12/31/2003                                 8.55             0.03               2.92                 2.95
                    01/15(a)-12/31/02                             10.00             0.06              (1.45)               (1.39)

Class B
                        6/30/2006                                 14.22             0.08               0.51                 0.59
                        12/31/2005                                13.27             0.11               1.51                 1.62
                    03/05(a)-12/31/04                             12.28             0.05               0.98                 1.03

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 10.68             0.07               0.19                 0.26
                        12/31/2005                                10.66             0.13               0.34                 0.47
                        12/31/2004                                 9.84             0.12               0.87                 0.99
                        12/31/2003                                 7.79             0.03               2.13                 2.16
                    01/15(a)-12/31/02                             10.00             0.05              (2.26)               (2.21)

Class B
                        6/30/2006                                 10.76             0.08               0.19                 0.27
                        12/31/2005                                10.72             0.15               0.34                 0.49
                    03/05(a)-12/31/04                             10.25             0.09               0.52                 0.61

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 13.44             0.06               0.97                 1.03
                        12/31/2005                                13.43             0.08               0.49                 0.57
                        12/31/2004                                11.46             0.07               1.93                 2.00
                        12/31/2003                                 7.94             0.05               3.59                 3.64
                    01/15(a)-12/31/02                             10.00             0.08              (2.06)               (1.98)

Class B
                        6/30/2006                                 13.42             0.07               0.98                 1.05
                        12/31/2005                                13.39             0.10               0.49                 0.59
                    03/05(a)-12/31/04                             12.33             0.06               1.08                 1.14

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 13.53             0.08               0.39                 0.47
                        12/31/2005                                11.92             0.08               1.56                 1.64
                        12/31/2004                                10.12             0.03               1.78                 1.81
                        12/31/2003                                 7.20             0.03               2.89                 2.92
                        12/31/2002                                 9.27             0.03              (2.10)               (2.07)
                    05/01(a)-12/31/01                             10.00             0.03              (0.76)               (0.73)

Class B
                        6/30/2006                                 13.57             0.09               0.40                 0.49
                        12/31/2005                                11.93             0.11               1.56                 1.67
                    03/05(a)-12/31/04                             10.71             0.03               1.21                 1.24

---------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                   $ -                  $ -             $ 14.92
                        12/31/2005                                (0.27)               (1.63)              13.59
                        12/31/2004                                (0.01)                   -               13.67
                        12/31/2003                                (0.13)                   -               11.45
                    01/15 (a)-12/31/02                            (0.20)                   -                8.44

Class B
                        6/30/2006                                     -                    -               14.95
                        12/31/2005                                (0.27)               (1.63)              13.60
                    03/05(a)-12/31/04                             (0.06)                   -               13.66

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.78
                        12/31/2005                                (0.10)               (0.57)              14.21
                        12/31/2004                                    -                    -               13.28
                        12/31/2003                                (0.03)                   -               11.47
                    01/15(a)-12/31/02                             (0.06)                   -                8.55

Class B
                        6/30/2006                                     -                    -               14.81
                        12/31/2005                                (0.10)               (0.57)              14.22
                    03/05(a)-12/31/04                             (0.04)                   -               13.27

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                     -                    -               10.94
                        12/31/2005                                (0.12)               (0.33)              10.68
                        12/31/2004                                (0.12)               (0.05)              10.66
                        12/31/2003                                (0.08)               (0.03)               9.84
                    01/15(a)-12/31/02                                 -                    -                7.79

Class B
                        6/30/2006                                     -                    -               11.03
                        12/31/2005                                (0.12)               (0.33)              10.76
                    03/05(a)-12/31/04                             (0.09)               (0.05)              10.72

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.44
                        12/31/2004                                    -                (0.03)              13.43
                        12/31/2003                                (0.04)               (0.08)              11.46
                    01/15(a)-12/31/02                             (0.08)                   -                7.94

Class B
                        6/30/2006                                     -                    -               14.47
                        12/31/2005                                (0.09)               (0.47)              13.42
                    03/05(a)-12/31/04                             (0.05)               (0.03)              13.39

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     -                    -               14.00
                        12/31/2005                                (0.03)                   -               13.53
                        12/31/2004                                (0.01)                   -               11.92
                        12/31/2003                                    -                    -               10.12
                        12/31/2002                                    -                    -                7.20
                    05/01(a)-12/31/01                                 -                    -                9.27

Class B
                        6/30/2006                                     -                    -               14.06
                        12/31/2005                                (0.03)                   -               13.57
                    03/05(a)-12/31/04                             (0.02)                   -               11.93

-----------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                                 9.79 %          $ 384,969                     1.22%
                        12/31/2005                               13.31              294,677                    42.89
                        12/31/2004                               19.49              298,098                     2.77
                        12/31/2003                               37.31               97,126                     1.66
                    01/15 (a)-12/31/02                          (13.60)              26,518                    32.40

Class B
                        6/30/2006                                 9.93                  486                     1.22
                        12/31/2005                               13.46                  374                    42.89
                    03/05(a)-12/31/04                            13.85                   50                     2.77

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                                 4.01              337,532                     5.68
                        12/31/2005                               11.98              288,486                    15.22
                        12/31/2004                               15.79              198,751                    13.75
                        12/31/2003                               34.55               81,077                    18.34
                    01/15(a)-12/31/02                           (13.94)              12,728                    60.00

Class B
                        6/30/2006                                 4.15                  280                     5.68
                        12/31/2005                               12.14                  245                    15.22
                    03/05(a)-12/31/04                             8.42                   90                    13.75

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                                 2.43              469,540                     0.37
                        12/31/2005                                4.37              427,375                    14.14
                        12/31/2004                               10.06              361,845                     6.74
                        12/31/2003                               27.79              190,338                     8.90
                    01/15(a)-12/31/02                           (22.10)              46,776                     1.89

Class B
                        6/30/2006                                 2.51                  650                     0.37
                        12/31/2005                                4.63                  537                    14.14
                    03/05(a)-12/31/04                             5.91                  239                     6.74

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                                 7.66              287,229                    14.78
                        12/31/2005                                4.22              237,460                    16.09
                        12/31/2004                               17.42              173,822                    17.66
                        12/31/2003                               45.88               76,130                    38.17
                    01/15(a)-12/31/02                           (19.79)              20,027                    49.44

Class B
                        6/30/2006                                 7.82                  297                    14.78
                        12/31/2005                                4.38                  248                    16.09
                    03/05(a)-12/31/04                             9.24                   85                    17.66

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                                 3.47              290,536                    20.19
                        12/31/2005                               13.74              289,390                    26.96
                        12/31/2004                               17.93              235,047                    17.59
                        12/31/2003                               40.56              104,625                    38.02
                        12/31/2002                              (22.33)              50,522                    64.05
                    05/01(a)-12/31/01                            (7.30)              59,841                    44.80

Class B
                        6/30/2006                                 3.61                  233                    20.19
                        12/31/2005                               13.98                  204                    26.96
                    03/05(a)-12/31/04                            11.60                   24                    17.59

---------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
                        6/30/2006                              0.66 %               3.28 %               n/a %              n/a %
                        12/31/2005                             0.66                 2.08                 n/a                n/a
                        12/31/2004                             0.66                 1.83                 n/a                n/a
                        12/31/2003                             0.65                 1.59                 n/a                n/a
                    01/15 (a)-12/31/02                         0.65                 1.56                 n/a                n/a

Class B
                        6/30/2006                              0.46                 3.49                 n/a                n/a
                        12/31/2005                             0.46                 2.28                 n/a                n/a
                    03/05(a)-12/31/04                          0.46                 1.19                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
                        6/30/2006                              0.61                 1.00                 n/a                n/a
                        12/31/2005                             0.61                 0.82                 n/a                n/a
                        12/31/2004                             0.60                 0.62                 n/a                n/a
                        12/31/2003                             0.60                 0.65                0.61               0.64
                    01/15(a)-12/31/02                          0.60                 0.60                0.61               0.59

Class B
                        6/30/2006                              0.41                 1.19                 n/a                n/a
                        12/31/2005                             0.41                 1.02                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 0.84                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
                        6/30/2006                              0.61                 1.37                 n/a                n/a
                        12/31/2005                             0.61                 1.30                 n/a                n/a
                        12/31/2004                             0.60                 1.49                 n/a                n/a
                        12/31/2003                             0.60                 1.22                0.61               1.21
                    01/15(a)-12/31/02                          0.60                 1.15                0.61               1.14

Class B
                        6/30/2006                              0.41                 1.57                 n/a                n/a
                        12/31/2005                             0.41                 1.50                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 2.07                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
                        6/30/2006                              0.60                 0.94                 n/a                n/a
                        12/31/2005                             0.60                 0.84                 n/a                n/a
                        12/31/2004                             0.60                 0.81                 n/a                n/a
                        12/31/2003                             0.60                 0.75                0.61               0.74
                    01/15(a)-12/31/02                          0.60                 0.96                0.62               0.94

Class B
                        6/30/2006                              0.40                 1.14                 n/a                n/a
                        12/31/2005                             0.40                 1.04                 n/a                n/a
                    03/05(a)-12/31/04                          0.40                 1.25                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
                        6/30/2006                              1.06                 1.08                 n/a                n/a
                        12/31/2005                             1.06                 0.74                 n/a                n/a
                        12/31/2004                             1.06                 0.56                 n/a                n/a
                        12/31/2003                             1.05                 0.57                 n/a                n/a
                        12/31/2002                             1.05                 0.44                 n/a                n/a
                    05/01(a)-12/31/01                          1.05                 0.54                 n/a                n/a

Class B
                        6/30/2006                              0.86                 1.32                 n/a                n/a
                        12/31/2005                             0.86                 0.94                 n/a                n/a
                    03/05(a)-12/31/04                          0.86                 0.59                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                              $ 9.41          $ (0.01)           $ (0.32)             $ (0.33)
                        12/31/2005                               8.63            (0.02)              0.81                 0.79
                        12/31/2004                               8.28             0.01               0.34                 0.35
                        12/31/2003                               7.03            (0.03)              1.28                 1.25
                        12/31/2002                               9.41            (0.03)             (2.35)               (2.38)
                    05/01(a)-12/31/01                           10.00             0.01              (0.59)               (0.58)

Class B
                        6/30/2006                                9.43                -              (0.32)               (0.32)
                        12/31/2005                               8.64                -               0.80                 0.80
                    03/05(a)-12/31/04                            8.57             0.03               0.04                 0.07

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                               11.70             0.20              (0.30)               (0.10)
                        12/31/2005                              11.96             0.27               0.02                 0.29
                        12/31/2004                              11.76             0.17               0.36                 0.53
                        12/31/2003                              11.60             0.13               0.42                 0.55
                        12/31/2002                              10.66             0.24               0.70                 0.94
                        12/31/2001                              10.29             0.30               0.68                 0.98

Class B
                        6/30/2006                               11.91             0.22              (0.31)               (0.09)
                        12/31/2005                              12.15             0.29               0.02                 0.31
                    03/05(a)-12/31/04                           12.02             0.08               0.22                 0.30

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                               20.06             0.07               0.09                 0.16
                        12/31/2005                              18.59             0.07               1.56                 1.63
                        12/31/2004                              16.54             0.20               1.96                 2.16
                        12/31/2003                              13.04             0.08               3.47                 3.55
                        12/31/2002                              17.18                -              (4.14)               (4.14)
                        12/31/2001                              22.91            (0.01)             (5.72)               (5.73)

Class B
                        6/30/2006                               20.10             0.08               0.11                 0.19
                        12/31/2005                              18.59             0.11               1.56                 1.67
                    03/05(a)-12/31/04                           17.26             0.15               1.32                 1.47

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                9.07            (0.01)              0.17                 0.16
                        12/31/2005                               8.09            (0.03)              1.01                 0.98
                        12/31/2004                               6.82            (0.04)              1.31                 1.27
                        12/31/2003                               5.11            (0.03)              1.74                 1.71
                        12/31/2002                               7.23            (0.04)             (2.08)               (2.12)
                        12/31/2001                               9.90            (0.05)             (2.62)               (2.67)

Class B
                        6/30/2006                                9.11                -               0.17                 0.17
                        12/31/2005                               8.11            (0.01)              1.01                 1.00
                    03/05(a)-12/31/04                            7.32            (0.02)              0.81                 0.79

-------------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 $ -                  $ -              $ 9.08
                        12/31/2005                              (0.01)                   -                9.41
                        12/31/2004                                  -                    -                8.63
                        12/31/2003                                  -                    -                8.28
                        12/31/2002                                  -                    -                7.03
                    05/01(a)-12/31/01                           (0.01)                   -                9.41

Class B
                        6/30/2006                                   -                    -                9.11
                        12/31/2005                              (0.01)                   -                9.43
                    03/05(a)-12/31/04                               -                    -                8.64

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                   -                    -               11.60
                        12/31/2005                              (0.33)               (0.22)              11.70
                        12/31/2004                              (0.20)               (0.13)              11.96
                        12/31/2003                              (0.17)               (0.22)              11.76
                        12/31/2002                                  -                    -               11.60
                        12/31/2001                              (0.28)               (0.33)              10.66

Class B
                        6/30/2006                                   -                    -               11.82
                        12/31/2005                              (0.33)               (0.22)              11.91
                    03/05(a)-12/31/04                           (0.04)               (0.13)              12.15

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                   -                    -               20.22
                        12/31/2005                              (0.16)                   -               20.06
                        12/31/2004                              (0.11)                   -               18.59
                        12/31/2003                              (0.05)                   -               16.54
                        12/31/2002                                  -                    -               13.04
                        12/31/2001                                  -                    -               17.18

Class B
                        6/30/2006                                   -                    -               20.29
                        12/31/2005                              (0.16)                   -               20.10
                    03/05(a)-12/31/04                           (0.14)                   -               18.59

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                   -                    -                9.23
                        12/31/2005                                  -                    -                9.07
                        12/31/2004                                  -                    -                8.09
                        12/31/2003                                  -                    -                6.82
                        12/31/2002                                  -                    -                5.11
                        12/31/2001                                  -                    -                7.23

Class B
                        6/30/2006                                   -                    -                9.28
                        12/31/2005                                  -                    -                9.11
                    03/05(a)-12/31/04                               -                    -                8.11

---------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                                 (3.51)%           $ 27,786                   37.54%
                        12/31/2005                                 9.16               28,286                    80.29
                        12/31/2004                                 4.23               24,479                   124.90
                        12/31/2003                                17.78               32,993                    94.02
                        12/31/2002                               (25.29)              17,846                    55.58
                    05/01(a)-12/31/01                             (5.82)              13,557                    58.88

Class B
                        6/30/2006                                 (3.39)                 134                    37.54
                        12/31/2005                                 9.27                  137                    80.29
                    03/05(a)-12/31/04                              0.82                    1                   124.90

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                                 (0.85)             649,723                    49.49
                        12/31/2005                                 2.40              571,892                   408.73
                        12/31/2004                                 4.45              390,124                   352.28
                        12/31/2003                                 4.78              317,301                   146.76
                        12/31/2002                                 8.85              211,362                   116.05
                        12/31/2001                                 9.52               54,851                   112.25

Class B
                        6/30/2006                                 (0.76)                 254                    49.49
                        12/31/2005                                 2.52                  174                   408.73
                    03/05(a)-12/31/04                              2.46                   30                   352.28

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                                  0.80              143,177                    59.91
                        12/31/2005                                 8.75              161,881                   135.25
                        12/31/2004                                13.04              149,669                    91.21
                        12/31/2003                                27.23              164,927                    74.82
                        12/31/2002                               (24.10)             153,303                   123.47
                        12/31/2001                               (25.01)             282,049                    91.77

Class B
                        6/30/2006                                  0.95                  127                    59.91
                        12/31/2005                                 8.96                  124                   135.25
                    03/05(a)-12/31/04                              8.55                   11                    91.21

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                                  1.76               37,886                    77.46
                        12/31/2005                                12.11               36,392                    91.99
                        12/31/2004                                18.62               33,829                   111.57
                        12/31/2003                                33.46               28,909                   116.81
                        12/31/2002                               (29.32)              18,647                   116.70
                        12/31/2001                               (26.97)              29,541                   211.61

Class B
                        6/30/2006                                  1.87                  139                    77.46
                        12/31/2005                                12.33                  131                    91.99
                    03/05(a)-12/31/04                             10.79                    1                   111.57

----------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
                        6/30/2006                            0.96 %              (0.10)%               n/a %              n/a %
                        12/31/2005                           0.98                (0.30)                n/a %              n/a %
                        12/31/2004                           1.01                 0.12                 n/a                n/a
                        12/31/2003                           1.00                (0.49)                n/a                n/a
                        12/31/2002                           1.00                (0.49)                n/a                n/a
                    05/01(a)-12/31/01                        1.00                 0.17                 n/a                n/a

Class B
                        6/30/2006                            0.76                    -                 n/a                n/a
                        12/31/2005                           0.77                (0.09)                n/a                n/a
                    03/05(a)-12/31/04                        0.82                 0.61                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
                        6/30/2006                            0.81                 6.24                 n/a                n/a
                        12/31/2005                           0.81                 3.15                 n/a                n/a
                        12/31/2004                           0.81                 1.72                 n/a                n/a
                        12/31/2003                           0.80                 2.02                 n/a                n/a
                        12/31/2002                           0.80                 3.23                 n/a                n/a
                        12/31/2001                           0.80                 4.35                 n/a                n/a

Class B
                        6/30/2006                            0.61                 6.55                 n/a                n/a
                        12/31/2005                           0.60                 3.36                 n/a                n/a
                    03/05(a)-12/31/04                        0.61                 3.09                 n/a                n/a

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
                        6/30/2006                            0.98                 0.80                 n/a                n/a
                        12/31/2005                           0.98                 0.37                 n/a                n/a
                        12/31/2004                           0.99                 0.95                1.06               0.88
                        12/31/2003                           1.00                 0.45                1.07               0.38
                        12/31/2002                           0.99                 0.23                1.05               0.17
                        12/31/2001                           0.96                (0.07)               0.99              (0.10)

Class B
                        6/30/2006                            0.78                 1.11                 n/a                n/a
                        12/31/2005                           0.78                 0.57                 n/a                n/a
                    03/05(a)-12/31/04                        0.78                 2.15                0.85               2.08

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
                        6/30/2006                            1.06                (0.42)                n/a                n/a
                        12/31/2005                           1.06                (0.38)                n/a                n/a
                        12/31/2004                           1.06                (0.62)               1.14              (0.70)
                        12/31/2003                           1.05                (0.52)               1.11              (0.58)
                        12/31/2002                           1.05                (0.62)               1.10              (0.67)
                        12/31/2001                           1.05                (0.46)               1.09              (0.50)

Class B
                        6/30/2006                            0.86                (0.12)                n/a                n/a
                        12/31/2005                           0.85                (0.17)                n/a                n/a
                    03/05(a)-12/31/04                        0.78                (0.34)               0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions  for JNL/PIMCO
Total Return Bond Fund is 156.26%.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                     $ 18.09           $ 0.09             $ 0.18               $ 0.27
                        12/31/2005                      17.42             0.24               0.61                 0.85
                        12/31/2004                      16.09             0.24               1.33                 1.57
                        12/31/2003                      13.06             0.16               3.04                 3.20
                        12/31/2002                      16.50             0.16              (3.44)               (3.28)
                        12/31/2001                      17.78             0.15              (1.27)               (1.12)

Class B
                        6/30/2006                       18.20             0.11               0.18                 0.29
                        12/31/2005                      17.48             0.28               0.62                 0.90
                    03/05(a)-12/31/04                   16.82             0.21               0.66                 0.87

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                       12.80             0.01               0.47                 0.48
                        12/31/2005                      11.89             0.25               0.76                 1.01
                        12/31/2004                      10.57             0.02               1.31                 1.33
                        12/31/2003                       8.44             0.06               2.20                 2.26
                        12/31/2002                      10.45             0.06              (1.97)               (1.91)
                        12/31/2001                      12.86             0.02              (1.38)               (1.36)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                       10.70             0.02               0.13                 0.15
                        12/31/2005                      10.35             0.26               0.13                 0.39
                    10/04(a)-12/31/04                   10.00             0.14               0.21                 0.35

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                       12.56            (0.01)              0.42                 0.41
                        12/31/2005                      12.23             0.30               0.61                 0.91
                        12/31/2004                      11.07             0.07               1.19                 1.26
                        12/31/2003                       9.25             0.08               1.93                 2.01
                        12/31/2002                      10.70             0.08              (1.41)               (1.33)
                        12/31/2001                      12.37             0.01              (0.92)               (0.91)

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                       11.04             0.01               0.26                 0.27
                        12/31/2005                      10.54             0.24               0.29                 0.53
                    10/04(a)-12/31/04                   10.00             0.11               0.43                 0.54

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                       12.13                -               0.33                 0.33
                        12/31/2005                      11.67             0.34               0.41                 0.75
                        12/31/2004                      10.91             0.12               0.92                 1.04
                        12/31/2003                       9.48             0.10               1.58                 1.68
                        12/31/2002                      10.54             0.10              (0.99)               (0.89)
                        12/31/2001                      11.83             0.08              (0.65)               (0.57)

------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                $ -                  $ -             $ 18.36
                        12/31/2005                             (0.18)                   -               18.09
                        12/31/2004                             (0.24)                   -               17.42
                        12/31/2003                             (0.17)                   -               16.09
                        12/31/2002                             (0.16)                   -               13.06
                        12/31/2001                             (0.16)                   -               16.50

Class B
                        6/30/2006                                  -                    -               18.49
                        12/31/2005                             (0.18)                   -               18.20
                    03/05(a)-12/31/04                          (0.21)                   -               17.48

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               13.28
                        12/31/2005                             (0.10)                   -               12.80
                        12/31/2004                             (0.01)                   -               11.89
                        12/31/2003                             (0.13)                   -               10.57
                        12/31/2002                             (0.10)                   -                8.44
                        12/31/2001                             (0.35)               (0.70)              10.45

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                  -                    -               10.85
                        12/31/2005                             (0.03)               (0.01)              10.70
                    10/04(a)-12/31/04                              -                    -               10.35

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.97
                        12/31/2005                             (0.13)               (0.45)              12.56
                        12/31/2004                             (0.06)               (0.04)              12.23
                        12/31/2003                             (0.19)                   -               11.07
                        12/31/2002                             (0.12)                   -                9.25
                        12/31/2001                             (0.32)               (0.44)              10.70

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                  -                    -               11.31
                        12/31/2005                             (0.02)               (0.01)              11.04
                    10/04(a)-12/31/04                              -                    -               10.54

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                  -                    -               12.46
                        12/31/2005                             (0.20)               (0.09)              12.13
                        12/31/2004                             (0.11)               (0.17)              11.67
                        12/31/2003                             (0.25)                   -               10.91
                        12/31/2002                             (0.17)                   -                9.48
                        12/31/2001                             (0.34)               (0.38)              10.54

--------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                      1.49 %          $ 168,019                    56.00%
                        12/31/2005                                     4.91              181,363                    79.01
                        12/31/2004                                     9.76              215,615                    46.27
                        12/31/2003                                    24.55              309,732                    67.86
                        12/31/2002                                   (19.87)             256,100                    62.19
                        12/31/2001                                    (6.32)             347,246                    82.54

Class B
                        6/30/2006                                      1.59                  113                    56.00
                        12/31/2005                                     5.18                  107                    79.01
                    03/05(a)-12/31/04                                  5.17                    1                    46.27

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                      3.75              633,315                    28.02
                        12/31/2005                                     8.48              657,320                    35.06
                        12/31/2004                                    12.61              670,711                    62.01
                        12/31/2003                                    26.80              164,016                     3.87
                        12/31/2002                                   (18.26)              97,110                    37.53
                        12/31/2001                                   (10.58)             107,519                    67.65

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                      1.40              103,426                    41.10
                        12/31/2005                                     3.73               80,642                    16.33
                    10/04(a)-12/31/04                                  3.50               13,909                    13.03

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                      3.26            1,095,154                    32.35
                        12/31/2005                                     7.44            1,059,806                    32.50
                        12/31/2004                                    11.41            1,001,562                    46.80
                        12/31/2003                                    21.73              609,887                     3.33
                        12/31/2002                                   (12.40)             331,543                    32.67
                        12/31/2001                                    (7.34)             298,741                    59.64

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                      2.45              242,394                    32.95
                        12/31/2005                                     4.99              157,719                    11.24
                    10/04(a)-12/31/04                                  5.40               19,873                     0.39

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                      2.72              967,576                    29.23
                        12/31/2005                                     6.41              861,543                    21.32
                        12/31/2004                                     9.58              619,106                    38.10
                        12/31/2003                                    17.75              402,322                     2.24
                        12/31/2002                                    (8.48)             227,833                    31.43
                        12/31/2001                                    (4.78)             187,495                    49.46

--------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
                        6/30/2006                                0.97 %               1.35 %               n/a %              n/a %
                        12/31/2005                               0.97                 0.97                 n/a                n/a
                        12/31/2004                               0.97                 1.24                1.01               1.20
                        12/31/2003                               0.98                 1.16                1.03               1.11
                        12/31/2002                               0.98                 1.06                1.01               1.03
                        12/31/2001                               0.96                 0.89                0.99               0.86

Class B
                        6/30/2006                                0.77                 1.67                 n/a                n/a
                        12/31/2005                               0.76                 1.18                 n/a                n/a
                    03/05(a)-12/31/04                            0.75                 1.58                0.79               1.54

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
                        6/30/2006                                0.17 (e)             0.13                 n/a                n/a
                        12/31/2005                               0.18                 0.22                 n/a                n/a
                        12/31/2004                               0.18                 0.41                 n/a                n/a
                        12/31/2003                               0.20                 0.97                 n/a                n/a
                        12/31/2002                               0.20                 0.77                 n/a                n/a
                        12/31/2001                               0.20                 1.16                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
                        6/30/2006                                0.19 (e)             0.35                 n/a                n/a
                        12/31/2005                               0.19                 3.54                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                12.94                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)            (0.09)                n/a                n/a
                        12/31/2005                               0.16                 0.62                 n/a                n/a
                        12/31/2004                               0.17                 0.67                 n/a                n/a
                        12/31/2003                               0.20                 1.40                 n/a                n/a
                        12/31/2002                               0.20                 1.26                 n/a                n/a
                        12/31/2001                               0.20                 1.66                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
                        6/30/2006                                0.19 (e)             0.21                 n/a                n/a
                        12/31/2005                               0.18                 3.13                 n/a                n/a
                    10/04(a)-12/31/04                            0.18                11.25                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
                        6/30/2006                                0.16 (e)             0.01                 n/a                n/a
                        12/31/2005                               0.17                 1.39                 n/a                n/a
                        12/31/2004                               0.18                 1.20                 n/a                n/a
                        12/31/2003                               0.20                 1.79                 n/a                n/a
                        12/31/2002                               0.20                 1.75                 n/a                n/a
                        12/31/2001                               0.20                 2.42                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                 $ 10.00              $ -             $ 0.03               $ 0.03

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -               0.09                 0.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                   10.00            (0.01)              0.12                 0.11

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                   10.00                -              (0.01)               (0.01)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                         15.75             0.22               0.27                 0.49
                        12/31/2005                        17.12             0.34               0.58                 0.92
                        12/31/2004                        15.55             0.36               1.33                 1.69
                        12/31/2003                        13.14             0.32               2.51                 2.83
                        12/31/2002                        14.00             0.42              (0.69)               (0.27)
                        12/31/2001                        13.13             0.41               0.98                 1.39

Class B
                        6/30/2006                         15.64             0.24               0.27                 0.51
                        12/31/2005                        16.98             0.37               0.58                 0.95
                    03/05(a)-12/31/04                     16.19             0.17               0.89                 1.06

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                         19.68             0.07               0.87                 0.94
                        12/31/2005                        19.41             0.08               0.29                 0.37
                        12/31/2004                        17.43             0.10               1.88                 1.98
                        12/31/2003                        14.06             0.13               3.24                 3.37
                        12/31/2002                        19.48             0.10              (5.38)               (5.28)
                        12/31/2001                        25.97             0.08              (6.19)               (6.11)

Class B
                        6/30/2006                         19.76             0.08               0.88                 0.96
                        12/31/2005                        19.45             0.12               0.29                 0.41
                    03/05(a)-12/31/04                     18.37             0.11               0.97                 1.08

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                         20.63                -              (0.55)               (0.55)
                        12/31/2005                        19.71            (0.05)              0.97                 0.92
                        12/31/2004                        17.65            (0.02)              2.08                 2.06
                        12/31/2003                        13.03            (0.04)              4.66                 4.62
                        12/31/2002                        18.55            (0.04)             (5.48)               (5.52)
                        12/31/2001                        26.65                -              (8.04)               (8.04)

Class B
                        6/30/2006                         20.71             0.02              (0.55)               (0.53)
                        12/31/2005                        19.75            (0.01)              0.97                 0.96
                    03/05(a)-12/31/04                     18.67             0.04               1.04                 1.08

-------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                       $ -                  $ -             $ 10.03

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.09

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -               10.11

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                         -                    -                9.99

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                               -                    -               16.24
                        12/31/2005                          (0.38)               (1.91)              15.75
                        12/31/2004                          (0.02)               (0.10)              17.12
                        12/31/2003                          (0.30)               (0.12)              15.55
                        12/31/2002                          (0.42)               (0.17)              13.14
                        12/31/2001                          (0.44)               (0.08)              14.00

Class B
                        6/30/2006                               -                    -               16.15
                        12/31/2005                          (0.38)               (1.91)              15.64
                    03/05(a)-12/31/04                       (0.17)               (0.10)              16.98

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.62
                        12/31/2005                          (0.10)                   -               19.68
                        12/31/2004                              -                    -               19.41
                        12/31/2003                              -                    -               17.43
                        12/31/2002                          (0.14)                   -               14.06
                        12/31/2001                          (0.35)               (0.03)              19.48

Class B
                        6/30/2006                               -                    -               20.72
                        12/31/2005                          (0.10)                   -               19.76
                    03/05(a)-12/31/04                           -                    -               19.45

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                               -                    -               20.08
                        12/31/2005                              -                    -               20.63
                        12/31/2004                              -                    -               19.71
                        12/31/2003                              -                    -               17.65
                        12/31/2002                              -                    -               13.03
                        12/31/2001                          (0.01)               (0.05)              18.55

Class B
                        6/30/2006                               -                    -               20.18
                        12/31/2005                              -                    -               20.71
                    03/05(a)-12/31/04                           -                    -               19.75

-----------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                              0.30 %             $ 1,510                    58.03%

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                               0.90                  603                    36.01

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                               1.10                  258                    48.33

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                              (0.10)               3,010                    48.52

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                                     3.11              392,576                    27.32
                        12/31/2005                                    5.30              396,350                    42.18
                        12/31/2004                                   10.88              381,316                   120.61
                        12/31/2003                                   21.57              303,892                    54.21
                        12/31/2002                                   (1.93)             217,013                    68.30
                        12/31/2001                                   10.57              212,196                    42.38

Class B
                        6/30/2006                                     3.26                  227                    27.32
                        12/31/2005                                    5.52                  198                    42.18
                    03/05(a)-12/31/04                                 6.54                   22                   120.61

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                                     4.78              160,631                    64.38
                        12/31/2005                                    1.91              188,593                   264.25
                        12/31/2004                                   11.36              217,952                   296.09
                        12/31/2003                                   23.97              197,288                   120.39
                        12/31/2002                                  (27.12)             206,070                    65.19
                        12/31/2001                                  (23.50)             389,796                    93.37

Class B
                        6/30/2006                                     4.86                  133                    64.38
                        12/31/2005                                    2.12                  122                   264.25
                    03/05(a)-12/31/04                                 5.88                    1                   296.09

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                                    (2.67)             189,687                    52.51
                        12/31/2005                                    4.67              216,007                    77.29
                        12/31/2004                                   11.67              295,491                   154.46
                        12/31/2003                                   35.46              257,852                    78.47
                        12/31/2002                                  (29.76)             215,884                   117.19
                        12/31/2001                                  (30.18)             436,946                   100.02

Class B
                        6/30/2006                                    (2.56)                 138                    52.51
                        12/31/2005                                    4.86                  140                    77.29
                    03/05(a)-12/31/04                                 5.78                    2                   154.46

-------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 % (f)          (0.17)%              n/a %              n/a %

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

Class A
                   01/17(a)- 06/30/2006                  0.17 (f)            (0.17)                n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

Class A
                   01/17(a)- 06/30/2006                  0.18 (f)             0.02                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
                        6/30/2006                        0.79                 2.61                 n/a                n/a
                        12/31/2005                       0.79                 2.22                 n/a                n/a
                        12/31/2004                       0.80                 2.42                 n/a                n/a
                        12/31/2003                       0.80                 2.49                0.81               2.48
                        12/31/2002                       0.81                 2.98                0.81               2.98
                        12/31/2001                       0.81                 3.28                 n/a                n/a

Class B
                        6/30/2006                        0.59                 2.80                 n/a                n/a
                        12/31/2005                       0.59                 2.42                 n/a                n/a
                    03/05(a)-12/31/04                    0.60                 2.68                 n/a                n/a

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
                        6/30/2006                        1.10                 0.49                 n/a                n/a
                        12/31/2005                       1.10                 0.30                 n/a                n/a
                        12/31/2004                       1.11                 0.58                1.21               0.48
                        12/31/2003                       1.13                 0.70                1.18               0.65
                        12/31/2002                       1.07                 0.45                1.10               0.42
                        12/31/2001                       1.05                 0.42                1.06               0.41

Class B
                        6/30/2006                        0.90                 0.74                 n/a                n/a
                        12/31/2005                       0.89                 0.51                 n/a                n/a
                    03/05(a)-12/31/04                    0.84                 1.02                0.94               0.92

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
                        6/30/2006                        0.99                 0.03                 n/a                n/a
                        12/31/2005                       0.99                (0.18)                n/a                n/a
                        12/31/2004                       1.00                (0.09)               1.02              (0.11)
                        12/31/2003                       1.04                (0.28)               1.08              (0.32)
                        12/31/2002                       1.02                (0.18)               1.10              (0.26)
                        12/31/2001                       0.99                 0.05                1.02               0.02

Class B
                        6/30/2006                        0.79                 0.23                 n/a                n/a
                        12/31/2005                       0.79                 0.02                 n/a                n/a
                    03/05(a)-12/31/04                    0.76                 0.40                0.77               0.39

--------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------


(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The Portfolio  Turnover  including  dollar roll  transactions for JNL/Select
Balanced Fund is 142.02%.

(f) The ratio of expenses to average net assets does not include the impact of the underlying Funds' expenses.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ 1.00           $ 0.02                $ -               $ 0.02
                        12/31/2005                           1.00             0.02                  -                 0.02
                        12/31/2004                           1.00             0.01                  -                 0.01
                        12/31/2003                           1.00             0.01                  -                 0.01
                        12/31/2002                           1.00             0.01                  -                 0.01
                        12/31/2001                           1.00             0.03                  -                 0.03

Class B
                        6/30/2006                            1.00             0.02              (0.02)                   -
                        12/31/2005                           1.00             0.02                  -                 0.02
                    03/05(a)-12/31/04                        1.00             0.01                  -                 0.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                           16.90             0.08               1.15                 1.23
                        12/31/2005                          16.71             0.17               1.20                 1.37
                        12/31/2004                          14.70             0.12               2.05                 2.17
                        12/31/2003                          10.97             0.11               3.71                 3.82
                    09/30(a)-12/31/02                       10.00             0.06               0.91                 0.97

Class B
                        6/30/2006                           16.91             0.09               1.15                 1.24
                        12/31/2005                          16.68             0.21               1.20                 1.41
                    03/05(a)-12/31/04                       15.47             0.11               1.31                 1.42

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                           19.44             0.07               0.06                 0.13
                        12/31/2005                          18.36             0.04               1.08                 1.12
                        12/31/2004                          16.77             0.08               1.58                 1.66
                        12/31/2003                          12.85             0.02               3.90                 3.92
                        12/31/2002                          16.78             0.01              (3.92)               (3.91)
                        12/31/2001                          18.74             0.02              (1.94)               (1.92)

Class B
                        6/30/2006                           19.50             0.09               0.06                 0.15
                        12/31/2005                          18.38             0.06               1.10                 1.16
                    03/05(a)-12/31/04                       17.44             0.08               0.93                 1.01

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                           29.64             0.08               0.26                 0.34
                        12/31/2005                          27.87            (0.07)              4.01                 3.94
                        12/31/2004                          24.89            (0.13)              4.61                 4.48
                        12/31/2003                          18.05            (0.12)              7.08                 6.96
                        12/31/2002                          23.12            (0.15)             (4.92)               (5.07)
                        12/31/2001                          23.47            (0.13)             (0.22)               (0.35)

Class B
                        6/30/2006                           29.76             0.11               0.26                 0.37
                        12/31/2005                          27.92             0.01               4.00                 4.01
                    03/05(a)-12/31/04                       26.20            (0.03)              3.25                 3.22

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                          $ (0.02)                 $ -              $ 1.00
                        12/31/2005                           (0.02)                   -                1.00
                        12/31/2004                           (0.01)                   -                1.00
                        12/31/2003                           (0.01)                   -                1.00
                        12/31/2002                           (0.01)                   -                1.00
                        12/31/2001                           (0.03)                   -                1.00

Class B
                        6/30/2006                                -                    -                1.00
                        12/31/2005                           (0.02)                   -                1.00
                    03/05(a)-12/31/04                        (0.01)                   -                1.00

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                -                    -               18.13
                        12/31/2005                           (0.20)               (0.98)              16.90
                        12/31/2004                           (0.06)               (0.10)              16.71
                        12/31/2003                           (0.03)               (0.06)              14.70
                    09/30(a)-12/31/02                            -                    -               10.97

Class B
                        6/30/2006                                -                    -               18.15
                        12/31/2005                           (0.20)               (0.98)              16.91
                    03/05(a)-12/31/04                        (0.11)               (0.10)              16.68

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                -                    -               19.57
                        12/31/2005                           (0.04)                   -               19.44
                        12/31/2004                           (0.07)                   -               18.36
                        12/31/2003                               -                    -               16.77
                        12/31/2002                           (0.02)                   -               12.85
                        12/31/2001                               -                (0.04)              16.78

Class B
                        6/30/2006                                -                    -               19.65
                        12/31/2005                           (0.04)                   -               19.50
                    03/05(a)-12/31/04                        (0.07)                   -               18.38

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                -                    -               29.98
                        12/31/2005                               -                (2.17)              29.64
                        12/31/2004                               -                (1.50)              27.87
                        12/31/2003                               -                (0.12)              24.89
                        12/31/2002                               -                    -               18.05
                        12/31/2001                               -                    -               23.12

Class B
                        6/30/2006                                -                    -               30.13
                        12/31/2005                               -                (2.17)              29.76
                    03/05(a)-12/31/04                            -                (1.50)              27.92

------------------------------------------------------------------------------------------------------------

                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                2.05 %          $ 258,378                      n/a
                        12/31/2005                               2.71              258,452                      n/a
                        12/31/2004                               0.78              237,815                      n/a
                        12/31/2003                               0.46              184,440                      n/a
                        12/31/2002                               1.07              214,520                      n/a
                        12/31/2001                               3.45              242,518                      n/a

Class B
                        6/30/2006                                2.15                  727                      n/a
                        12/31/2005                               2.91                  469                      n/a
                    03/05(a)-12/31/04                            0.91                   38                      n/a

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                7.28              375,943                    13.64
                        12/31/2005                               8.15              277,461                    29.04
                        12/31/2004                              14.77              154,283                   136.31
                        12/31/2003                              34.80               54,532                    16.19
                    09/30(a)-12/31/02                            9.70               18,004                     8.64

Class B
                        6/30/2006                                7.33                  185                    13.64
                        12/31/2005                               8.41                  158                    29.04
                    03/05(a)-12/31/04                            9.22                   27                   136.31

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.67              686,167                    23.68
                        12/31/2005                               6.09              732,553                    41.03
                        12/31/2004                               9.89              606,885                    36.69
                        12/31/2003                              30.54              474,046                    36.37
                        12/31/2002                             (23.33)             316,367                    46.16
                        12/31/2001                             (10.23)             474,105                    63.38

Class B
                        6/30/2006                                0.77                  223                    23.68
                        12/31/2005                               6.30                  193                    41.03
                    03/05(a)-12/31/04                            5.81                   24                    36.69

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.15              630,251                    19.62
                        12/31/2005                              14.10              623,382                    29.77
                        12/31/2004                              18.03              541,739                    34.02
                        12/31/2003                              38.60              379,541                    42.89
                        12/31/2002                             (21.93)             248,327                    42.22
                        12/31/2001                              (1.49)             366,028                    44.26

Class B
                        6/30/2006                                1.24                  301                    19.62
                        12/31/2005                              14.32                  276                    29.77
                    03/05(a)-12/31/04                           12.32                   33                    34.02

--------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
                        6/30/2006                                0.58 %               4.14 %               n/a %              n/a %
                        12/31/2005                               0.60                 2.66                 n/a                n/a
                        12/31/2004                               0.61                 0.81                 n/a                n/a
                        12/31/2003                               0.69                 0.47                 n/a                n/a
                        12/31/2002                               0.69                 1.07                 n/a                n/a
                        12/31/2001                               0.69                 3.28                 n/a                n/a

Class B
                        6/30/2006                                0.39                 4.38                 n/a                n/a
                        12/31/2005                               0.40                 2.88                 n/a                n/a
                    03/05(a)-12/31/04                            0.40                 1.57                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
                        6/30/2006                                0.85                 1.31                 n/a                n/a
                        12/31/2005                               0.86                 1.41                 n/a                n/a
                        12/31/2004                               0.86                 1.50                 n/a                n/a
                        12/31/2003                               0.85                 1.81                0.88               1.78
                    09/30(a)-12/31/02                            0.85                 2.24                0.98               2.11

Class B
                        6/30/2006                                0.65                 1.51                 n/a                n/a
                        12/31/2005                               0.65                 1.62                 n/a                n/a
                    03/05(a)-12/31/04                            0.66                 1.73                 n/a                n/a

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
                        6/30/2006                                0.90                 0.69                 n/a                n/a
                        12/31/2005                               0.91                 0.24                 n/a                n/a
                        12/31/2004                               0.92                 0.51                0.93               0.50
                        12/31/2003                               0.92                 0.14                0.95               0.11
                        12/31/2002                               0.92                 0.06                0.94               0.04
                        12/31/2001                               0.92                 0.12                0.92               0.12

Class B
                        6/30/2006                                0.70                 0.88                 n/a                n/a
                        12/31/2005                               0.70                 0.45                 n/a                n/a
                    03/05(a)-12/31/04                            0.73                 1.21                0.74               1.20

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
                        6/30/2006                                1.02                 0.53                 n/a                n/a
                        12/31/2005                               1.02                (0.32)                n/a                n/a
                        12/31/2004                               1.02                (0.55)               1.04              (0.57)
                        12/31/2003                               1.03                (0.60)               1.04              (0.61)
                        12/31/2002                               1.03                (0.67)               1.04              (0.68)
                        12/31/2001                               1.02                (0.56)               1.03              (0.57)

Class B
                        6/30/2006                                0.82                 0.71                 n/a                n/a
                        12/31/2005                               0.82                (0.12)                n/a                n/a
                    03/05(a)-12/31/04                            0.81                (0.24)               0.82              (0.25)

----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                            Net Asset                   Investment Operations
                                                                         ----------------------------------------------------
                                                                         ----------------------------------------------------
                                                              Value            Net         Net Realized        Total from
                                                            Beginning      Investment      & Unrealized        Investment
                       Period Ended                         of Period     Income (Loss)   Gains (Losses)       Operations
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                        $ 13.93           $ 0.14             $ 0.63               $ 0.77
                        12/31/2005                         13.64             0.13               0.70                 0.83
                        12/31/2004                         11.92             0.12               1.68                 1.80
                        12/31/2003                          9.22             0.06               2.70                 2.76
                        12/31/2002                         11.11             0.09              (1.96)               (1.87)
                        12/31/2001                         11.14             0.08               0.01                 0.09

Class B
                         6/3/2006                          14.03             0.14               0.64                 0.78
                        12/31/2005                         13.69             0.17               0.71                 0.88
                    03/05(a)-12/31/04                      12.50             0.05               1.18                 1.23

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                           7.95             0.31              (0.11)                0.20
                        12/31/2005                          8.51             0.62              (0.48)                0.14
                        12/31/2004                          8.03             0.17               0.49                 0.66
                        12/31/2003                          6.98             0.75               1.05                 1.80
                        12/31/2002                          7.42             0.87              (0.44)                0.43
                        12/31/2001                          7.67             0.65              (0.24)                0.41

Class B
                        6/30/2006                           8.12             0.32              (0.11)                0.21
                        12/31/2005                          8.66             0.64              (0.48)                0.16
                    03/05(a)-12/31/04                       8.15             0.14               0.41                 0.55

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                          11.08             0.25              (0.33)               (0.08)
                        12/31/2005                         11.47             0.44              (0.14)                0.30
                        12/31/2004                         11.40             0.56               0.23                 0.79
                        12/31/2003                         10.63             0.49               0.95                 1.44
                        12/31/2002                         10.41             0.65               0.22                 0.87
                        12/31/2001                         10.37             0.68               0.01                 0.69

Class B
                        6/30/2006                          11.49             0.27              (0.34)               (0.07)
                        12/31/2005                         11.84             0.48              (0.14)                0.34
                    03/05(a)-12/31/04                      11.60             0.20               0.41                 0.61

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                          11.07             0.21              (0.39)               (0.18)
                        12/31/2005                         11.31             0.41              (0.14)                0.27
                        12/31/2004                         11.47             0.54              (0.10)                0.44
                        12/31/2003                         11.89             0.45              (0.31)                0.14
                        12/31/2002                         11.17             0.42               0.86                 1.28
                        12/31/2001                         10.96             0.50               0.25                 0.75

Class B
                        6/30/2006                          11.50             0.23              (0.42)               (0.19)
                        12/31/2005                         11.71             0.44              (0.14)                0.30
                    03/05(a)-12/31/04                      11.75             0.16               0.02                 0.18

---------------------------------------------------------------------------------------------------------------------------

                                                                            Distributions from
                                                                              Net Realized
                                                     Distributions from         Gains on            Net Asset
                                                       Net Investment          Investment          Value, End
                       Period Ended                        Income             Transactions          of Period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                              $ -                  $ -             $ 14.70
                        12/31/2005                           (0.11)               (0.43)              13.93
                        12/31/2004                           (0.08)                   -               13.64
                        12/31/2003                           (0.06)                   -               11.92
                        12/31/2002                               -                (0.02)               9.22
                        12/31/2001                           (0.08)               (0.04)              11.11

Class B
                         6/3/2006                                -                    -               14.81
                        12/31/2005                           (0.11)               (0.43)              14.03
                    03/05(a)-12/31/04                        (0.04)                   -               13.69

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                -                    -                8.15
                        12/31/2005                           (0.62)               (0.08)               7.95
                        12/31/2004                           (0.18)                   -                8.51
                        12/31/2003                           (0.75)                   -                8.03
                        12/31/2002                           (0.87)                   -                6.98
                        12/31/2001                           (0.66)                   -                7.42

Class B
                        6/30/2006                                -                    -                8.33
                        12/31/2005                           (0.62)               (0.08)               8.12
                    03/05(a)-12/31/04                        (0.04)                   -                8.66

------------------------------------------------------------------------------------------------------------
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JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                -                    -               11.00
                        12/31/2005                           (0.48)               (0.21)              11.08
                        12/31/2004                           (0.53)               (0.19)              11.47
                        12/31/2003                           (0.52)               (0.15)              11.40
                        12/31/2002                           (0.65)                   -               10.63
                        12/31/2001                           (0.65)                   -               10.41

Class B
                        6/30/2006                                -                    -               11.42
                        12/31/2005                           (0.48)               (0.21)              11.49
                    03/05(a)-12/31/04                        (0.18)               (0.19)              11.84

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                -                    -               10.89
                        12/31/2005                           (0.41)               (0.10)              11.07
                        12/31/2004                           (0.53)               (0.07)              11.31
                        12/31/2003                           (0.42)               (0.14)              11.47
                        12/31/2002                           (0.42)               (0.14)              11.89
                        12/31/2001                           (0.49)               (0.05)              11.17

Class B
                        6/30/2006                                -                    -               11.31
                        12/31/2005                           (0.41)               (0.10)              11.50
                    03/05(a)-12/31/04                        (0.15)               (0.07)              11.71

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                                                                                    Supplemental Data
                                                            ----------------------------------------------------------------
                                                            ----------------------------------------------------------------
                                                                                       Net Assets,
                                                                    Total             End of Period          Portfolio
                       Period Ended                               Return(b)           (in thousands)        Turnover (d)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                                    5.53 %            $ 577,517                   18.05%
                        12/31/2005                                     6.07              544,901                    28.86
                        12/31/2004                                    15.12              485,126                    42.10
                        12/31/2003                                    29.97              404,470                    28.06
                        12/31/2002                                   (16.84)             220,106                    38.21
                        12/31/2001                                     0.78              216,408                    42.29

Class B
                         6/3/2006                                      5.56                  298                    18.05
                        12/31/2005                                     6.42                  281                    28.86
                    03/05(a)-12/31/04                                  9.87                   34                    42.10

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                                      2.52              291,728                    37.98
                        12/31/2005                                     1.69              276,421                    32.61
                        12/31/2004                                     8.22              284,949                   149.00
                        12/31/2003                                    25.79               19,464                    71.74
                        12/31/2002                                     5.76               17,079                    77.04
                        12/31/2001                                     5.33               20,220                    48.73

Class B
                        6/30/2006                                      2.59                  172                    37.98
                        12/31/2005                                     1.89                  214                    32.61
                    03/05(a)-12/31/04                                  6.84                   13                   149.00

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                                     (0.72)             390,059                    76.91    (f)
                        12/31/2005                                     2.62              338,943                    96.70    (f)
                        12/31/2004                                     6.91              236,706                    74.16    (f)
                        12/31/2003                                    13.53              197,923                    61.03
                        12/31/2002                                     8.38              125,881                    83.34
                        12/31/2001                                     6.71              123,310                    86.36

Class B
                        6/30/2006                                     (0.61)                 195                    76.91    (f)
                        12/31/2005                                     2.87                  171                    96.70    (f)
                    03/05(a)-12/31/04                                  5.20                    8                    74.16    (f)

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                                     (1.63)             221,937                    29.80    (f)
                        12/31/2005                                     2.45              214,590                    39.01    (f)
                        12/31/2004                                     3.85              197,863                    64.93    (f)
                        12/31/2003                                     1.18              257,274                    43.56
                        12/31/2002                                    11.47              304,265                    35.72
                        12/31/2001                                     6.92              226,275                    69.10

Class B
                        6/30/2006                                     (1.65)                 141                    29.80    (f)
                        12/31/2005                                     2.53                  121                    39.01    (f)
                    03/05(a)-12/31/04                                  1.54                   13                    64.93    (f)

---------------------------------------------------------------------------------------------------------------------------

                                                                                             Assuming No Expense Reimburse-
                                                                                              ment or Fees Paid Indirectly
                                                                                          -------------------------------------
                                                                                          -------------------------------------
                                                                        Ratio of Net                            Ratio of Net
                                                      Ratio of           Investment           Ratio of           Investment
                                                     Expenses to       Income (Loss)         Expenses to       Income (Loss)
                                                     Average Net         to Average          Average Net         to Average
                       Period Ended                  Assets (c)        Net Assets (c)        Assets (c)        Net Assets (c)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
                        6/30/2006                               0.96 %               1.94 %               n/a %              n/a %
                        12/31/2005                              0.97                 1.08                 n/a                n/a
                        12/31/2004                              0.99                 1.01                1.01               0.99
                        12/31/2003                              1.00                 1.05                1.02               1.03
                        12/31/2002                              1.00                 0.97                1.02               0.95
                        12/31/2001                              1.00                 0.93                1.02               0.91

Class B
                         6/3/2006                               0.76                 2.21                 n/a                n/a
                        12/31/2005                              0.77                 1.28                 n/a                n/a
                    03/05(a)-12/31/04                           0.79                 1.51                0.80               1.50

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

Class A
                        6/30/2006                               0.80                 7.52                 n/a                n/a
                        12/31/2005                              0.81                 7.39                 n/a                n/a
                        12/31/2004                              0.83                 6.97                 n/a                n/a
                        12/31/2003                              0.90                 8.47                 n/a                n/a
                        12/31/2002                              0.90                 8.88                 n/a                n/a
                        12/31/2001                              0.90                 8.54                 n/a                n/a

Class B
                        6/30/2006                               0.60                 7.68                 n/a                n/a
                        12/31/2005                              0.60                 7.60                 n/a                n/a
                    03/05(a)-12/31/04                           0.63                 7.20                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN STRATEGIC BOND FUND

Class A
                        6/30/2006                               0.93                 4.91                 n/a                n/a
                        12/31/2005                              0.93                 4.44                 n/a                n/a
                        12/31/2004                              0.94                 4.63                 n/a                n/a
                        12/31/2003                              0.95                 5.03                 n/a                n/a
                        12/31/2002                              0.95                 6.22                 n/a                n/a
                        12/31/2001                              0.98 (e)             6.46                 n/a                n/a

Class B
                        6/30/2006                               0.73                 5.11                 n/a                n/a
                        12/31/2005                              0.73                 4.64                 n/a                n/a
                    03/05(a)-12/31/04                           0.72                 4.87                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

Class A
                        6/30/2006                               0.79                 4.09                 n/a                n/a
                        12/31/2005                              0.79                 3.76                 n/a                n/a
                        12/31/2004                              0.79                 3.92                 n/a                n/a
                        12/31/2003                              0.78                 3.26                 n/a                n/a
                        12/31/2002                              0.78                 4.26                 n/a                n/a
                        12/31/2001                              0.82 (e)             5.09                 n/a                n/a

Class B
                        6/30/2006                               0.59                 4.30                 n/a                n/a
                        12/31/2005                              0.59                 3.96                 n/a                n/a
                    03/05(a)-12/31/04                           0.61                 4.22                 n/a                n/a

---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------

(a) Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c) Annualized for periods less than one year.

(d) The Portfolio Turnover excludes dollar roll transactions.

(e) The ratio of net operating expenses for JNL/Western  Strategic Bond Fund and
JNL/Western   U.S.   Government  &  Quality  Bond  Fund  was  0.95%  and  0.79%,
respectively.

(f) The Portfolio  Turnover  including dollar roll  transactions for JNL/Western
Strategic  Bond Fund and  JNL/Western  U.S.  Government  & Quality  Bond Fund on
06/30/06  was 295.53% and 262.56%,  on 12/31/05 was 453.07% and 487.30%,  and on
12/31/04 was 422.85% and 643.06%, respectively.

See Notes to the Financial Statements.

NOTE 1. ORGANIZATION
JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Trust currently offers shares in forty-nine (49) separate funds ("Funds"), each with its own investment objective. JNL/AIM Large Cap Growth Fund, JNL/AIM Real Estate Fund and JNL/AIM Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; JNL/AIM Real Estate Fund is sub-sub-advised by INVESCO Institutional N.A., Incorporated; JNL/Alger Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/FMR Balanced Fund and JNL/FMR Mid-Cap Equity Fund (formerly JNL/FMR Capital Growth Fund), for which Fidelity Management & Research Company serves as the sub-adviser; JNL/Franklin Templeton Income Fund for which Franklin Advisers Inc. serves as the sub-adviser; JNL/Franklin Templeton Small Cap Value Fund for which Franklin Advisory Services, LLC serves as the sub-adviser; JNL/Goldman Sachs Mid Cap Value Fund and JNL/Goldman Sachs Short Duration Bond Fund for which Goldman Sachs Asset Management, L.P. serves as the sub-adviser; JNL/JPMorgan International Equity Fund and JNL/JPMorgan International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; JNL/Lazard Emerging Markets Fund, JNL/Lazard Mid Cap Value Fund, and JNL/Lazard Small Cap Value Fund, for which Lazard Asset Management, LLC serves as sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, and JNL/Mellon Capital Management Small Cap Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund, for which Oppenheimer Funds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Equity Fund, JNL/Putnam Midcap Growth Fund, and JNL/Putnam Value Equity Fund, for which Putnam Investment Management, LLC serves as the sub-adviser; JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, and JNL/S&P Retirement Income Fund (collectively "JNL/S&P Funds") for which Standard & Poor's Investment Advisory Services, LLC serves as the sub-adviser; JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund, and JNL/Select Value Fund, for which Wellington Management Company, LLP serves as the sub-adviser; JNL/T.Rowe Price Established Growth Fund, JNL/T.Rowe Price Mid-Cap Growth Fund, and JNL/T.Rowe Price Value Fund, for which T.Rowe Price Associates, Inc. serves as the sub-adviser; and JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund, and JNL/Western U.S. Government & Quality Bond Fund, for which Western Asset Management Company serves as the sub-adviser. The JNL/S&P funds have a fund of funds structure which invests in other affiliated underlying funds.

Effective May 1, 2006, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund became JNL/Western High Yield Bond Fund, JNL/Western Strategic Bond Fund and JNL/Western U.S. Government & Quality Bond Fund respectively, and are managed by Western Asset Management Company. Prior to May 1, 2006, these Funds were managed by Salomon Brothers Asset Management Inc.

Effective May 1, 2006, JNL/FMR Capital Growth Fund became JNL/FMR Mid-Cap Equity Fund.

Each Fund, except the JNL/S&P Funds, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds of the Trust. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the exchange, which the security is principally traded or final bid price in absence of a sale. Short-term securities maturing within 60 days, and all securities in the JNL/Select Money Market Fund are valued at amortized cost, which approximates market value. Pursuant to procedures adopted by the Trust's Board of Trustees ("Board"), the Funds may utilize international Fair Value Pricing ("FVP"). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings, such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be "fair valued" pursuant to the approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the NYSE on the valuation date. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-div-idend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 4:00 p.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Fund will segregate and maintain, until the settlement date, liquid assets in an amount sufficient to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933 as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Options Transactions - A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

Futures Contracts - A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

Dollar Roll Transactions - A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Funds record dollar roll transactions as separate purchases and sales. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repur-chase, the Fund forgoes principal and interest paid on the mortgage securities sold. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

Reverse Repurchase Agreements - A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Securities Sold Short - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swaps - A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Inflation-Indexed Bonds - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Distributions to Shareholders - The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

Federal Income Taxes - The Trust's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with JNAM whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.


                                                        $0 to     $50 to    $100 to   $150 to   $200 to  $250 to   $300 to   $350 to
(M - Millions; B - Billions)                            $50 M     $100 M    $150 M    $200 M    $250 M   $300 M    $350 M    $500 M

JNL/AIM Large Cap Growth Fund                           0.75  %   0.70  %   0.70  %   0.70  %   0.70  %  0.70  %   0.65  %   0.65  %
JNL/AIM Real Estate Fund                                0.75      0.70      0.70      0.70      0.70     0.70      0.70      0.70
JNL/AIM Small Cap Growth Fund                           0.85      0.85      0.85      0.85      0.85     0.85      0.80      0.80
JNL/Alger Growth Fund                                   0.70      0.70      0.70      0.70      0.70     0.70      0.65      0.65
JNL/Eagle Core Equity Fund                              0.70      0.65      0.65      0.65      0.65     0.65      0.55      0.55
JNL/Eagle SmallCap Equity Fund                          0.75      0.75      0.75      0.70      0.70     0.70      0.70      0.70
JNL/FMR Balanced Fund                                   0.70      0.70      0.70      0.70      0.70     0.70      0.70      0.70
JNL/FMR Mid-Cap Equity Fund                             0.70      0.70      0.70      0.70      0.70     0.65      0.65      0.65
JNL/Franklin Templeton Income Fund                      0.80      0.80      0.75      0.75      0.65     0.65      0.65      0.65
JNL/Franklin Templeton Small Cap Value Fund             0.85      0.85      0.85      0.85      0.77     0.77      0.77      0.77
JNL/Goldman Sachs Mid Cap Value Fund                    0.75      0.75      0.70      0.70      0.70     0.70      0.70      0.70
JNL/Goldman Sachs Short Duration Bond Fund              0.45      0.45      0.45      0.45      0.45     0.40      0.40      0.40
JNL/JPMorgan International Equity Fund                  0.75      0.70      0.70      0.70      0.65     0.65      0.65      0.65
JNL/JPMorgan International Value Fund                   0.75      0.70      0.70      0.70      0.65     0.65      0.65      0.65
JNL/Lazard Emerging Markets Fund                        1.00      1.00      0.90      0.90      0.90     0.85      0.85      0.85
JNL/Lazard Mid Cap Value Fund                           0.75      0.75      0.70      0.70      0.70     0.65      0.65      0.65
JNL/Lazard Small Cap Value Fund                         0.75      0.75      0.75      0.75      0.75     0.75      0.75      0.75
JNL/Mellon Capital Management Bond Index Fund (b)       0.30      0.30      0.30      0.30      0.30     0.30      0.30      0.30
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                            0.50      0.45      0.45      0.45      0.45     0.45      0.45      0.45
JNL/Mellon Capital Management
International Index Fund (b)                            0.30      0.30      0.30      0.30      0.30     0.30      0.30      0.30
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund (a)                           0.29      0.29      0.29      0.29      0.29     0.29      0.29      0.29
JNL/Mellon Capital Management S&P 500 Index Fund (a)    0.29      0.29      0.29      0.29      0.29     0.29      0.29      0.29
JNL/Mellon Capital Management Small Cap Index Fund (a)  0.29      0.29      0.29      0.29      0.29     0.29      0.29      0.29
JNL/Oppenheimer Global Growth Fund                      0.70      0.70      0.70      0.70      0.70     0.70      0.60      0.60
JNL/Oppenheimer Growth Fund                             0.65      0.65      0.65      0.65      0.65     0.65      0.60      0.60
JNL/PIMCO Total Return Bond Fund                        0.50      0.50      0.50      0.50      0.50     0.50      0.50      0.50
JNL/Putnam Equity Fund                                  0.675     0.675     0.675     0.60      0.60     0.60      0.575     0.575
JNL/Putnam Midcap Growth Fund                           0.75      0.75      0.75      0.75      0.75     0.75      0.70      0.70
JNL/Putnam Value Equity Fund                            0.675     0.675     0.675     0.60      0.60     0.60      0.575     0.575
JNL/S&P Funds                                           0.13      0.13      0.13      0.13      0.13     0.13      0.13      0.13
JNL/Select Balanced Fund                                0.55      0.50      0.50      0.50      0.50     0.475     0.45      0.50
JNL/Select Global Growth Fund                           0.75      0.75      0.75      0.70      0.70     0.70      0.70      0.70
JNL/Select Large Cap Growth Fund                        0.70      0.70      0.70      0.65      0.65     0.65      0.65      0.65
JNL/Select Money Market Fund                            0.28      0.28      0.28      0.28      0.28     0.28      0.28      0.28
JNL/Select Value Fund                                   0.55      0.55      0.55      0.55      0.55     0.55      0.50      0.50
JNL/T.Rowe Price Established Growth Fund                0.65      0.65      0.65      0.60      0.60     0.60      0.60      0.60
JNL/T.Rowe Price Mid-Cap Growth Fund                    0.75      0.75      0.75      0.70      0.70     0.70      0.70      0.70
JNL/T.Rowe Price Value Fund                             0.70      0.70      0.70      0.65      0.65     0.65      0.65      0.65
JNL/Western High Yield Bond Fund                        0.55      0.50      0.50      0.475     0.475    0.475     0.45      0.45
JNL/Western Strategic Bond Fund                         0.65      0.65      0.65      0.60      0.60     0.60      0.60      0.60
JNL/Western U.S. Government &
   Quality Bond Fund                                    0.50      0.50      0.50      0.45      0.45     0.45      0.40      0.40

                                                       $500 to    $750 to   Over
(M - Millions; B - Billions)                           $750 M     $1.5 B    $1.5 B

JNL/AIM Large Cap Growth Fund                          0.65  %    0.65  %   0.65  %
JNL/AIM Real Estate Fund                               0.70       0.70      0.70
JNL/AIM Small Cap Growth Fund                          0.80       0.80      0.80
JNL/Alger Growth Fund                                  0.60       0.60      0.60
JNL/Eagle Core Equity Fund                             0.55       0.55      0.55
JNL/Eagle SmallCap Equity Fund                         0.65       0.65      0.65
JNL/FMR Balanced Fund                                  0.65       0.60      0.60
JNL/FMR Mid-Cap Equity Fund                            0.65       0.60      0.55
JNL/Franklin Templeton Income Fund                     0.60       0.60      0.60
JNL/Franklin Templeton Small Cap Value Fund            0.75       0.75      0.75
JNL/Goldman Sachs Mid Cap Value Fund                   0.70       0.70      0.70
JNL/Goldman Sachs Short Duration Bond Fund             0.40       0.40      0.40
JNL/JPMorgan International Equity Fund                 0.60       0.60      0.60
JNL/JPMorgan International Value Fund                  0.60       0.60      0.60
JNL/Lazard Emerging Markets Fund                       0.85       0.85      0.85
JNL/Lazard Mid Cap Value Fund                          0.65       0.65      0.65
JNL/Lazard Small Cap Value Fund                        0.70       0.70      0.70
JNL/Mellon Capital Management Bond Index Fund (b)      0.25       0.24      0.24
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                           0.45       0.45      0.45
JNL/Mellon Capital Management
International Index Fund (b)                           0.25       0.24      0.24
JNL/Mellon Capital Management
S&P 400 MidCap Index Fund (a)                          0.24       0.23      0.23
JNL/Mellon Capital Management S&P 500 Index Fund (a)   0.24       0.23      0.23
JNL/Mellon Capital Management Small Cap Index Fund(a)  0.24       0.23      0.23
JNL/Oppenheimer Global Growth Fund                     0.60       0.60      0.60
JNL/Oppenheimer Growth Fund                            0.60       0.60      0.60
JNL/PIMCO Total Return Bond Fund                       0.50       0.50      0.50
JNL/Putnam Equity Fund                                 0.575      0.575     0.575
JNL/Putnam Midcap Growth Fund                          0.70       0.70      0.70
JNL/Putnam Value Equity Fund                           0.575      0.575     0.575
JNL/S&P Funds                                          0.08       0.08      0.08
JNL/Select Balanced Fund                               0.425      0.425     0.425
JNL/Select Global Growth Fund                          0.65       0.60      0.60
JNL/Select Large Cap Growth Fund                       0.60       0.55      0.55
JNL/Select Money Market Fund                           0.25       0.25      0.25
JNL/Select Value Fund                                  0.45       0.45      0.45
JNL/T.Rowe Price Established Growth Fund               0.55       0.55      0.55
JNL/T.Rowe Price Mid-Cap Growth Fund                   0.70       0.70      0.70
JNL/T.Rowe Price Value Fund                            0.60       0.60      0.60
JNL/Western High Yield Bond Fund                       0.425      0.425     0.425
JNL/Western Strategic Bond Fund                        0.55       0.55      0.55
JNL/Western U.S. Government &
   Quality Bond Fund                                   0.35       0.35      0.35







(a) Prior to May 1, 2006, the fees were 0.29% on assets up to $500 million and 0.24% over $500 million.

(b) Prior to May 1, 2006, the fees were 0.30% on assets up to $500 million and 0.25% over $500 million.

Administrative Fee - The JNL/S&P Funds pay JNAM an annual Administrative Fee of 0.05% of the average daily net assets of each Fund accrued daily, paid monthly. The JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management International Index Fund, JNL/Oppenheimer Global Growth Fund, and JNL/Select Global Growth Fund pay JNAM an annual Administration Fee of 0.15% of the average daily net assets of the Funds. All other Funds pay JNAM an annual Administration Fee of 0.10% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees and a majority of the cost associated with the Chief Compliance Officer.

Transfer Agency Services - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

Brokerage fees - During the period ended June 30, 2006, JNL/Alger Growth Fund, JNL/FMR Balanced Fund and JNL/FMR Mid-Cap Equity Fund, paid $365; $1; $4; in thousands respectively, to affiliates of the Funds for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 Service Fee - The Funds, except for the JNL/S&P Funds, have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Trust's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

Affiliated Brokerage Commissions - The sub-advisers may use their best efforts (subject to obtaining best execution of each transaction) to allocate a portion of a Fund's equity security transactions through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statement of Operations.

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of their compensation. Deferred amounts are credited at a rate of return of 5%.

Investments in affiliates - During the period ended June 30, 2006, certain Funds invested in a money market fund for temporary purposes, which was managed by JNAM. Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by JNAM) which may be considered affiliated with the Fund. The JNL/S&P Funds invested solely in other affiliated Funds of the Trust and JNL Variable Funds. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4.  PURCHASES AND SALES OF SECURITIES
Information with respect to purchases and proceeds from sales of long-term securities for the period ended June 30, 2006, is as follows (in thousands):



                                                                         INVESTMENT SECURITIES           U.S. GOVERNMENT OBLIGATIONS
                                                                     Purchases      Sales               Purchases          Sales
                                                               ----------------- --------------  ------------------- ---------------
                                                               ----------------- --------------  ------------------- ---------------
JNL/AIM Large Cap Growth Fund                                  $     161,394    $   185,121          $      -        $    -
JNL/AIM Real Estate Fund                                              72,433         20,639                 -             -
JNL/AIM Small Cap Growth Fund                                         19,427         18,805                 -             -
JNL/Alger Growth Fund                                                405,660        417,306                 -             -
JNL/Eagle Core Equity Fund                                            92,107        167,844                 -             -
JNL/Eagle SmallCap Equity Fund                                        60,518         58,879                 -             -
JNL/FMR Balanced Fund                                                 31,292         23,424            20,490        16,690
JNL/FMR Mid-Cap Equity Fund                                          175,007        185,420                 -             -
JNL/Franklin Templeton Income Fund                                    23,450          9,405             9,990             -
JNL/Franklin Templeton Small Cap Value Fund                           39,058          2,080                 -             -
JNL/Goldman Sachs Mid Cap Value Fund                                  48,073         22,853                 -             -
JNL/Goldman Sachs Short Duration Bond Fund                           469,595        206,934                 -             -
JNL/JPMorgan International Equity Fund                                28,608         16,246                 -             -
JNL/JPMorgan International Value Fund                                215,426        128,403                 -             -
JNL/Lazard Emerging Markets Fund                                      56,145          4,010                 -             -
JNL/Lazard Mid Cap Value Fund                                         93,687        119,370                 -             -
JNL/Lazard Small Cap Value Fund                                      102,793        162,185                 -             -
JNL/Mellon Capital Management Bond Index Fund                         21,371         20,112            78,593        62,522
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund       13,183         13,536                 -             -
JNL/Mellon Capital Management International Index Fund                77,159          4,129                 -             -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund               54,381         17,718                 -             -
JNL/Mellon Capital Management S&P 500 Index Fund                      47,756          1,635                 -             -
JNL/Mellon Capital Management Small Cap Index Fund                    70,253         39,164                 -             -
JNL/Oppenheimer Global Growth Fund                                    59,601         66,833                 -             -
JNL/Oppenheimer Growth Fund                                           11,979         11,101                 -             -
JNL/PIMCO Total Return Bond Fund                                     465,818        663,346           370,500       132,786
JNL/Putnam Equity Fund                                                93,090        113,455                 -             -
JNL/Putnam Midcap Growth Fund                                         31,663         30,417                 -             -
JNL/Putnam Value Equity Fund                                          98,998        112,398                 -             -
JNL/S&P Managed Aggressive Growth Fund                               186,571        235,578                 -             -
JNL/S&P Managed Conservative Fund                                     60,655         37,598                 -             -
JNL/S&P Managed Growth Fund                                          357,962        353,957                 -             -
JNL/S&P Managed Moderate Fund                                        145,991         64,028                 -             -
JNL/S&P Managed Moderate Growth Fund                                 360,395        272,625                 -             -
JNL/S&P Retirement 2015 Fund                                           1,778            391                 -             -
JNL/S&P Retirement 2020 Fund                                             712            103                 -             -
JNL/S&P Retirement 2025 Fund                                             330             72                 -             -
JNL/S&P Retirement Income Fund                                         3,718            695                 -             -
JNL/Select Balanced Fund                                              71,667         87,625            58,042        57,829
JNL/Select Global Growth Fund                                        116,161        157,180                 -             -
JNL/Select Large Cap Growth Fund                                     107,173        129,156                 -             -
JNL/Select Money Market Fund                                           7,907         11,400                 -             -
JNL/Select Value Fund                                                120,298         42,647                 -             -
JNL/T.Rowe Price Established Growth Fund                             167,388        205,601                 -             -
JNL/T.Rowe Price Mid-Cap Growth Fund                                 133,541        121,915                 -             -
JNL/T.Rowe Price Value Fund                                          106,876        100,537                 -             -
JNL/Western High Yield Bond Fund                                     146,736        106,452             2,188             -
JNL/Western Strategic Bond Fund                                      973,749        945,992           233,768       142,919
JNL/Western U.S. Government & Quality Bond Fund                      457,639        520,225           138,030        44,876

NOTE 5.  FEDERAL INCOME TAX MATTERS
At December 31, 2005, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                                            YEAR(S) OF
                                                           AMOUNT           EXPIRATION
----------------------------------------------------------------------------------------

JNL/AIM Large Cap Growth Fund                       $               333        2012
JNL/Alger Growth Fund                                            76,799     2009-2011
JNL/Eagle Core Equity Fund                                        9,256     2010-2011
JNL/FMR Mid-Cap Equity Fund                                     316,669     2009-2011
JNL/JPMorgan International Equity Fund                           19,102     2010-2011
JNL/Mellon Capital Management Bond Index Fund                       898        2013
JNL/Oppenheimer Growth Fund                                         920     2010-2011
JNL/Putnam Equity Fund                                          104,781     2009-2011
JNL/Putnam Midcap Growth Fund                                    16,822     2009-2011

                                                        YEAR(S) OF
                                            AMOUNT      EXPIRATION
--------------------------------------------------------------------

JNL/Putnam Value Equity Fund            $      21,625    2010-2011
JNL/S&P Managed Aggressive Growth Fund         24,278    2009-2012
JNL/S&P Managed Growth Fund                     1,370    2010-2012
JNL/Select Global Growth Fund                 153,014    2009-2011
JNL/Select Large Cap Growth Fund              299,992    2009-2011
JNL/Select Money Market Fund                        3    2010-2013
JNL/T.Rowe Price Established Growth Fund       37,126    2010-2011
JNL/Western High Yield Bond Fund               50,276    2007-2010


The following represents capital and/or currency losses (in thousands) realized after October 31, 2005, which were deferred for tax purposes to the first of the following fiscal year:

                                                               Amount
---------------------------------------------------------------------
---------------------------------------------------------------------

JNL/FMR Balanced Fund                                              2
JNL/JPMorgan International Equity Fund                             9
JNL/Lazard Mid Cap Value Fund                                    354
JNL/Mellon Capital Management International Index Fund           196
JNL/PIMCO Total Return Bond Fund                                 533
JNL/Select Global Growth Fund                                     32
JNL/Select Large Cap Growth Fund                                 991
JNL/T.Rowe Price Established Growth Fund                          30
JNL/Western High Yield Bond Fund                                 494
JNL/Western Strategic Bond Fund                                  311
JNL/Western U.S. Government & Quality Bond Fund                  151


Permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal taxbasis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: excise taxes paid, expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.


                                                                                NET INCREASE (DECREASE)
                                                       -----------------------------------------------------------------------------
                                                       -----------------------------------------------------------------------------

                                                           UNDISTRIBUTED              ACCUMULATED
                                                          NET INVESTMENT              NET REALIZED
                                                               INCOME                   GAIN/LOSS                PAID IN CAPITAL
                                                       ----------------------      -------------------      ------------------------
                                                       ----------------------      -------------------      ------------------------
JNL/AIM Large Cap Growth Fund                          $                  (3)      $        3            $         -
JNL/AIM Real Estate Fund                                                (471)             471                      -
JNL/AIM Small Cap Growth Fund                                            316              219                   (97)
JNL/Eagle Core Equity Fund                                               (38)              38                      -
JNL/Eagle SmallCap Equity Fund                                         1,134                -                (1,134)
JNL/FMR Balanced Fund                                                     (3)               3                      -
JNL/FMR Mid-Cap Equity Fund                                              228                6                  (234)
JNL/JPMorgan International Equity Fund                                 1,060           (1,060)                     -
JNL/JPMorgan International Value Fund                                    266             (266)                     -
JNL/Lazard Mid Cap Value Fund                                           (120)             120                      -
JNL/Lazard Small Cap Value Fund                                          112             (112)                     -
JNL/Mellon Capital Management Bond Index Fund                           (140)             140                      -
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                                      (7)               7                      -
JNL/Mellon Capital Management International Index Fund                  (635)             635                      -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                  (13)              13                      -
JNL/Mellon Capital Management S&P 500 Index Fund                         (16)              16                      -
JNL/Mellon Capital Management Small Cap Index Fund                       (95)              95                      -
JNL/Oppenheimer Global Growth Fund                                      (325)             325                      -
JNL/Oppenheimer Growth Fund                                               76                -                   (76)
JNL/PIMCO Total Return Bond Fund                                       1,456          (1,456)                      -
JNL/Putnam Equity Fund                                                    (4)               4                      -
JNL/Putnam Midcap Growth Fund                                            127                -                  (127)
JNL/S&P Managed Aggressive Growth Fund                                 3,598           (3,598)                     -
JNL/S&P Managed Conservative Fund                                        453             (453)                     -
JNL/S&P Managed Growth Fund                                            6,094           (6,094)                     -
JNL/S&P Managed Moderate Fund                                            749             (749)                     -
JNL/S&P Managed Moderate Growth Fund                                   4,720           (4,720)                     -
JNL/Select Balanced Fund                                                (242)             242                      -
JNL/Select Global Growth Fund                                           (136)             136                      -
JNL/Select Large Cap Growth Fund                                         410                -                  (410)
JNL/T.Rowe Price Established Growth Fund                                (231)             231                      -
JNL/T.Rowe Price Mid-Cap Growth Fund                                   1,780           (2,033)                   253
JNL/T.Rowe Price Value Fund                                              (29)              29                      -
JNL/Western High Yield Bond Fund                                         (13)              13                      -
JNL/Western Strategic Bond Fund                                        1,116           (1,116)                     -
JNL/Western U.S. Government & Quality Bond Fund                         (343)             377                   (34)


As of June 30, 2006, the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.


                                                             TAX              GROSS           GROSS                NET UNREALIZED
                                                           COST OF         UNREALIZED      UNREALIZED              APPRECIATION/
                                                         INVESTMENTS       APPRECIATION    DEPRECIATION             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                               $  329,305         $ 38,803  $       (7,009) $                 31,794
JNL/AIM Real Estate Fund                                       148,259           16,911            (439)                   16,473
JNL/AIM Small Cap Growth Fund                                   56,178            8,881          (2,652)                    6,230
JNL/Alger Growth Fund                                          250,272            7,860         (10,157)                   (2,297)
JNL/Eagle Core Equity Fund                                     168,077           10,593          (9,040)                    1,553
JNL/Eagle SmallCap Equity Fund                                 172,947           44,519          (9,493)                   35,026
JNL/FMR Balanced Fund                                          170,137           15,370          (5,846)                    9,524
JNL/FMR Mid-Cap Equity Fund                                    242,137           17,424         (12,183)                    5,241
JNL/Franklin Templeton Income Fund                              36,116              271            (380)                     (109)
JNL/Franklin Templeton Small Cap Value Fund                    121,862           14,335          (5,783)                    8,552
JNL/Goldman Sachs Mid Cap Value Fund                           121,437            9,479          (3,179)                    6,300
JNL/Goldman Sachs Short Duration Bond Fund                     327,225              120          (1,105)                     (985)
JNL/JPMorgan International Equity Fund                         242,874           40,654          (3,354)                   37,300
JNL/JPMorgan International Value Fund                          382,595           40,184          (5,412)                   34,772
JNL/Lazard Emerging Markets Fund                                58,762              350          (6,738)                   (6,388)
JNL/Lazard Mid Cap Value Fund                                  221,904           13,590          (6,743)                    6,847
JNL/Lazard Small Cap Value Fund                                174,827           17,133         (10,194)                    6,939
JNL/Mellon Capital Management Bond Index Fund                  213,304               61          (6,487)                   (6,426)
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund       58,838            6,862          (2,294)                    4,568
JNL/Mellon Capital Management International Index Fund         398,308           73,040          (7,839)                   65,201
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund       351,383           62,960         (18,392)                   44,568
JNL/Mellon Capital Management S&P 500 Index Fund               450,657           72,983         (25,338)                   47,645
JNL/Mellon Capital Management Small Cap Index Fund             346,490           48,070         (21,117)                   26,953
JNL/Oppenheimer Global Growth Fund                             295,023           57,290          (8,746)                   48,544
JNL/Oppenheimer Growth Fund                                     27,413            2,964          (1,710)                    1,254
JNL/PIMCO Total Return Bond Fund                               770,071            4,286         (12,317)                   (8,029)
JNL/Putnam Equity Fund                                         153,850           11,737          (7,664)                    4,073
JNL/Putnam Midcap Growth Fund                                   40,525            3,651          (2,311)                    1,340
JNL/Putnam Value Equity Fund                                   172,141           15,218         (10,192)                    5,026
JNL/S&P Managed Aggressive Growth Fund                         630,113           93,931         (90,086)                    3,845
JNL/S&P Managed Conservative Fund                              103,811            1,621          (1,943)                     (322)
JNL/S&P Managed Growth Fund                                  1,020,001          130,418         (54,821)                   75,597
JNL/S&P Managed Moderate Fund                                  238,757            6,725          (3,643)                    3,082
JNL/S&P Managed Moderate Growth Fund                           908,743           81,525         (23,510)                   58,015
JNL/S&P Retirement 2015 Fund                                     1,391                9             (23)                      (14)
JNL/S&P Retirement 2020 Fund                                       611                3             (11)                       (8)
JNL/S&P Retirement 2025 Fund                                       259                3              (4)                       (1)
JNL/S&P Retirement Income Fund                                   3,025               12             (25)                      (13)
JNL/Select Balanced Fund                                       430,142           32,554         (11,392)                   21,162
JNL/Select Global Growth Fund                                  162,074           18,579          (4,659)                   13,920
JNL/Select Large Cap Growth Fund                               210,798           19,420         (11,761)                    7,659
JNL/Select Money Market Fund                                   267,719               (1)              -                         -
JNL/Select Value Fund                                          370,231           35,464          (7,613)                   27,851
JNL/T. Rowe Price Established Growth Fund                      678,214          100,203         (29,969)                   70,234
JNL/T. Rowe Price Mid-Cap Growth Fund                          665,009          158,235         (26,569)                  131,666
JNL/T. Rowe Price Value Fund                                   585,410           87,997         (26,559)                   61,438
JNL/Western High Yield Bond Fund                               340,140            4,220         (10,303)                   (6,083)
JNL/Western Strategic Bond Fund                                623,003            1,843          (9,067)                   (7,224)
JNL/Western U.S. Government & Quality Bond Fund                342,066              852          (5,687)                   (4,835)



JNL/Select Money Market Fund paid distributions (in thousands) of $5,823 from ordinary income during the period ended June 30, 2006.

The tax character of distributions paid during the period ended December 31, 2005, were as follows (in thousands):


                                                             ORDINARY            LONG-TERM
                                                              INCOME           CAPITAL GAIN
                                                     -----------------------------------------

JNL/AIM Large Cap Growth Fund                        $                  116 $               -
JNL/Alger Growth Fund                                                   252                 -
JNL/Eagle Core Equity Fund                                            2,131                 -
JNL/Eagle SmallCap Equity Fund                                            -             2,699
JNL/FMR Balanced Fund                                                    10                 -
JNL/FMR Mid-Cap Equity Fund                                             600                 -
JNL/JPMorgan International Equity Fund                                3,145                 -
JNL/JPMorgan International Value Fund                                   798               791
JNL/Lazard Mid Cap Value Fund                                        21,185            13,724
JNL/Lazard Small Cap Value Fund                                      10,098            13,210
JNL/Mellon Capital Management Bond Index Fund                         4,307               269
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund                                              3,809             2,036
JNL/Mellon Capital Management
International Index Fund                                              6,671            29,497
JNL/Mellon Capital Management S&P 400
MidCap Index Fund                                                     3,749             9,196
JNL/Mellon Capital Management S&P 500 Index Fund                      5,139            12,180
JNL/Mellon Capital Management Small Cap Index Fund                    4,140             5,416
JNL/Oppenheimer Global Growth Fund                                      589                 -


                                                    ORDINARY                 LONG-TERM
                                                     INCOME                CAPITAL GAIN
                                            --------------------------------------------------

JNL/Oppenheimer Growth Fund                 $                    32 $                       -
JNL/PIMCO Total Return Bond Fund                             21,518                     3,987
JNL/Putnam Equity Fund                                        1,263                         -
JNL/Putnam Value Equity Fund                                  1,836                         -
JNL/S&P Managed Aggressive Growth Fund                        5,023                         -
JNL/S&P Managed Conservative Fund                               217                        52
JNL/S&P Managed Growth Fund                                  12,007                    35,143
JNL/S&P Managed Moderate Fund                                   258                       110
JNL/S&P Managed Moderate Growth Fund                         14,006                     6,109
JNL/Select Balanced Fund                                     15,014                    35,867
JNL/Select Global Growth Fund                                   973                         -
JNL/Select Money Market Fund                                  6,462                         -
JNL/Select Value Fund                                         7,861                    10,192
JNL/T.Rowe Price Established Growth Fund                      1,437                         -
JNL/T.Rowe Price Mid-Cap Growth Fund                          1,656                    41,001
JNL/T.Rowe Price Value Fund                                  10,451                     9,978
JNL/Western High Yield Bond Fund                             19,645                     2,725
JNL/Western Strategic Bond Fund                              16,974                     2,941
JNL/Western U.S. Government &
   Quality Bond Fund                                          8,241                     1,134


NOTE 6.  RECENT ACCOUNTING PRONOUNCEMENTS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and daily operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual Funds to make the 5% calculation.


                                                                                        ACTUAL FUND RETURN
                                                                  ------------------------------------------------------------------
                                                                  ------------------------------------------------------------------

                                                                       BEGINNING         ENDING                            EXPENSES
                                                                        ACCOUNT         ACCOUNT      ANNUALIZED              PAID
                                                                         VALUE           VALUE        EXPENSE               DURING
                                                                      12/31/2005       6/30/2006       RATIOS               PERIOD
                                                                  -------------------------------- ------------------  -------------
                                                                  -------------------------------- ------------------  -------------

JNL/AIM Large Cap Growth Fund
   Class A                                                          $ 1,000.00       $  991.20          1.00 %              $ 4.94
   Class B                                                            1,000.00          992.80          0.80                  3.95
JNL/AIM Real Estate Fund
   Class A                                                            1,000.00        1,149.60          1.03                  5.49
   Class B                                                            1,000.00        1,150.20          0.83                  4.42
JNL/AIM  Small Cap Growth Fund
   Class A                                                            1,000.00        1,067.30          1.16                  5.95
   Class B                                                            1,000.00        1,068.50          0.96                  4.92
JNL/Alger Growth Fund
   Class A                                                            1,000.00          970.10          1.01                  4.93
   Class B                                                            1,000.00          970.70          0.81                  3.96
JNL/Eagle Core Equity Fund
   Class A                                                            1,000.00        1,002.00          0.97                  4.81
   Class B                                                            1,000.00        1,002.60          0.77                  3.82
JNL/Eagle SmallCap Equity Fund
   Class A                                                            1,000.00        1,083.00          1.05                  5.42
   Class B                                                            1,000.00        1,084.60          0.85                  4.39
JNL/FMR Balanced Fund
   Class A                                                            1,000.00        1,025.40          1.01                  5.07
   Class B                                                            1,000.00        1,026.90          0.81                  4.07
JNL/FMR Mid-Cap Equity Fund
   Class A                                                            1,000.00        1,010.20          1.01                  5.03
   Class B                                                            1,000.00        1,011.40          0.81                  4.04
JNL/Franklin Templeton Income Fund
   Class A                                                            1,000.00        1,001.00          1.06                  5.26
   Class B                                                            1,000.00        1,001.00          0.87                  4.32
JNL/Franklin Templeton Small Cap Value Fund
   Class A                                                            1,000.00        1,092.50          1.18                  6.12
   Class B                                                            1,000.00        1,094.20          0.96                  4.98
JNL/Goldman Sachs Mid Cap Value Fund
   Class A                                                            1,000.00        1,045.70          1.05                  5.33
   Class B                                                            1,000.00        1,047.40          0.85                  4.31
JNL/Goldman Sachs Short Duration Bond Fund
   Class A                                                            1,000.00        1,002.00          0.73                  3.62
   Class B                                                            1,000.00        1,002.00          0.53                  2.63
JNL/JPMorgan International Equity Fund
   Class A                                                            1,000.00        1,096.40          1.06                  5.51
   Class B                                                            1,000.00        1,097.70          0.86                  4.47
JNL/JPMorgan International Value Fund
   Class A                                                            1,000.00        1,127.10          1.05                  5.54
   Class B                                                            1,000.00        1,127.40          0.85                  4.48
JNL/Lazard Emerging Markets Fund
   Class A                                                            1,000.00          874.00          1.31                  6.09
   Class B                                                            1,000.00          875.00          1.12                  5.21
JNL/Lazard Mid Cap Value Fund
   Class A                                                            1,000.00        1,029.50          1.03                  5.18
   Class B                                                            1,000.00        1,030.90          0.83                  4.18
JNL/Lazard Small Cap Value Fund
   Class A                                                            1,000.00        1,058.70          1.06                  5.41
   Class B                                                            1,000.00        1,060.00          0.86                  4.39
JNL/Mellon Capital Management Bond Index Fund
   Class A                                                            1,000.00          988.80          0.61                  3.01
   Class B                                                            1,000.00          990.70          0.41                  2.02
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                                            1,000.00        1,026.40          0.81                  4.07
   Class B                                                            1,000.00        1,026.60          0.61                  3.07
JNL/Mellon Capital Management International Index Fund
   Class A                                                            1,000.00        1,097.90          0.66                  3.43
   Class B                                                            1,000.00        1,099.30          0.46                  2.39
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
   Class A                                                            1,000.00        1,040.10          0.61                  3.09
   Class B                                                            1,000.00        1,041.50          0.41                  2.08
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                                            1,000.00        1,024.30          0.61                  3.06
   Class B                                                            1,000.00        1,025.10          0.41                  2.06
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                                            1,000.00        1,076.60          0.60                  3.09
   Class B                                                            1,000.00        1,078.20          0.40                  2.06
JNL/Oppenheimer Global Growth Fund
   Class A                                                            1,000.00        1,034.70          1.06                  5.35
   Class B                                                            1,000.00        1,036.10          0.86                  4.34
JNL/Oppenheimer Growth Fund
   Class A                                                            1,000.00          964.90          0.96                  4.68
   Class B                                                            1,000.00          966.10          0.76                  3.70
JNL/PIMCO Total Return Bond Fund
   Class A                                                            1,000.00          991.50          0.81                  4.00
   Class B                                                            1,000.00          992.40          0.61                  3.01
JNL/Putnam Equity Fund
   Class A                                                            1,000.00        1,008.00          0.98                  4.88
   Class B                                                            1,000.00        1,009.50          0.78                  3.89
JNL/Putnam Midcap Growth Fund
   Class A                                                            1,000.00        1,017.60          1.06                  5.30
   Class B                                                            1,000.00        1,018.70          0.86                  4.30
JNL/Putnam Value Equity Fund
   Class A                                                            1,000.00        1,014.90          0.97                  4.85
   Class B                                                            1,000.00        1,015.90          0.77                  3.85
JNL/S&P Managed Aggressive Growth Fund
   Class A                                                            1,000.00        1,037.50          0.17                  0.86
JNL/S&P Managed Conservative Fund
   Class A                                                            1,000.00        1,014.00          0.19                  0.95
JNL/S&P Managed Growth Fund
   Class A                                                            1,000.00        1,032.60          0.16                  0.81
JNL/S&P Managed Moderate Fund
   Class A                                                            1,000.00        1,024.50          0.19                  0.95
JNL/S&P Managed Moderate Growth Fund
   Class A                                                            1,000.00        1,027.20          0.16                  0.80
JNL/S&P Retirement 2015 Fund
   Class A                                                            1,000.00        1,003.00          0.17                  0.84
JNL/S&P Retirement 2020 Fund
   Class A                                                            1,000.00        1,009.00          0.17                  0.85
JNL/S&P Retirement 2025 Fund
   Class A                                                            1,000.00        1,011.00          0.17                  0.85
JNL/S&P Retirement Income Fund
   Class A                                                            1,000.00          999.00          0.18                  0.89
JNL/Select Balanced Fund
   Class A                                                            1,000.00        1,031.10          0.79                  3.98
   Class B                                                            1,000.00        1,032.60          0.59                  2.97
JNL/Select Global Growth Fund
   Class A                                                            1,000.00        1,047.80          1.10                  5.59
   Class B                                                            1,000.00        1,048.60          0.90                  4.57
JNL/Select Large Cap Growth Fund
   Class A                                                            1,000.00          973.30          0.99                  4.84
   Class B                                                            1,000.00          974.40          0.79                  3.87
JNL/Select Money Market Fund
   Class A                                                            1,000.00        1,020.50          0.58                  2.91
   Class B                                                            1,000.00        1,021.50          0.39                  1.95
JNL/Select Value Fund
   Class A                                                            1,000.00        1,072.80          0.85                  4.37
   Class B                                                            1,000.00        1,073.30          0.65                  3.34
JNL/T.Rowe Price Established Growth Fund
   Class A                                                            1,000.00        1,006.70          0.90                  4.48
   Class B                                                            1,000.00        1,007.70          0.70                  3.48
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                                            1,000.00        1,011.50          1.02                  5.09
   Class B                                                            1,000.00        1,012.40          0.82                  4.09
JNL/T.Rowe Price Value Fund
   Class A                                                            1,000.00        1,055.30          0.96                  4.89
   Class B                                                            1,000.00        1,055.60          0.76                  3.87
JNL/Western High Yield Bond Fund
   Class A                                                            1,000.00        1,025.20          0.80                  4.02
   Class B                                                            1,000.00        1,025.90          0.60                  3.01
JNL/Western Strategic Bond Fund
   Class A                                                            1,000.00          992.80          0.93                  4.60
   Class B                                                            1,000.00          993.90          0.73                  3.61
JNL/Western U.S. Government & Quality Bond Fund
   Class A                                                            1,000.00          982.90          0.79                  3.88
   Class B                                                            1,000.00          983.50          0.59                  2.90


                                                                                                HYPOTHETICAL 5% RETURN
                                                               ---------------------------------------------------------------------
                                                               ---------------------------------------------------------------------

                                                                BEGINNING              ENDING                          EXPENSES
                                                                 ACCOUNT               ACCOUNT   ANNUALIZED              PAID
                                                                  VALUE                 VALUE     EXPENSE               DURING
                                                                12/31/2005            6/30/2006    RATIOS               PERIOD
                                                               ----------------- ---------------- ---------------  -----------------
                                                               ----------------- ---------------- ---------------  -----------------

JNL/AIM Large Cap Growth Fund
   Class A                                                      $ 1,000.00          $  1,019.82           1.00 %              $ 5.01
   Class B                                                        1,000.00             1,020.80           0.80                  4.01
JNL/AIM Real Estate Fund
   Class A                                                        1,000.00             1,019.69           1.03                  5.16
   Class B                                                        1,000.00             1,020.69           0.83                  4.16
JNL/AIM  Small Cap Growth Fund
   Class A                                                        1,000.00             1,019.06           1.16                  5.81
   Class B                                                        1,000.00             1,020.05           0.96                  4.81
JNL/Alger Growth Fund
   Class A                                                        1,000.00             1,019.80           1.01                  5.06
   Class B                                                        1,000.00             1,020.79           0.81                  4.06
JNL/Eagle Core Equity Fund
   Class A                                                        1,000.00             1,019.99           0.97                  4.86
   Class B                                                        1,000.00             1,020.97           0.77                  3.86
JNL/Eagle SmallCap Equity Fund
   Class A                                                        1,000.00             1,019.59           1.05                  5.26
   Class B                                                        1,000.00             1,020.58           0.85                  4.26
JNL/FMR Balanced Fund
   Class A                                                        1,000.00             1,019.77           1.01                  5.06
   Class B                                                        1,000.00             1,020.76           0.81                  4.06
JNL/FMR Mid-Cap Equity Fund
   Class A                                                        1,000.00             1,019.80           1.01                  5.06
   Class B                                                        1,000.00             1,020.80           0.81                  4.06
JNL/Franklin Templeton Income Fund
   Class A                                                        1,000.00             1,019.51           1.06                  5.31
   Class B                                                        1,000.00             1,020.49           0.87                  4.36
JNL/Franklin Templeton Small Cap Value Fund
   Class A                                                        1,000.00             1,018.97           1.18                  5.91
   Class B                                                        1,000.00             1,020.05           0.96                  4.81
JNL/Goldman Sachs Mid Cap Value Fund
   Class A                                                        1,000.00             1,019.57           1.05                  5.26
   Class B                                                        1,000.00             1,020.56           0.85                  4.26
JNL/Goldman Sachs Short Duration Bond Fund
   Class A                                                        1,000.00             1,021.19           0.73                  3.66
   Class B                                                        1,000.00             1,022.15           0.53                  2.66
JNL/JPMorgan International Equity Fund
   Class A                                                        1,000.00             1,019.53           1.06                  5.31
   Class B                                                        1,000.00             1,020.52           0.86                  4.31
JNL/JPMorgan International Value Fund
   Class A                                                        1,000.00             1,019.59           1.05                  5.26
   Class B                                                        1,000.00             1,020.59           0.85                  4.26
JNL/Lazard Emerging Markets Fund
   Class A                                                        1,000.00             1,018.29           1.31                  6.56
   Class B                                                        1,000.00             1,019.25           1.12                  5.61
JNL/Lazard Mid Cap Value Fund
   Class A                                                        1,000.00             1,019.69           1.03                  5.16
   Class B                                                        1,000.00             1,020.68           0.83                  4.16
JNL/Lazard Small Cap Value Fund
   Class A                                                        1,000.00             1,019.56           1.06                  5.31
   Class B                                                        1,000.00             1,020.54           0.86                  4.31
JNL/Mellon Capital Management Bond Index Fund
   Class A                                                        1,000.00             1,021.79           0.61                  3.06
   Class B                                                        1,000.00             1,022.78           0.41                  2.06
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                                        1,000.00             1,020.80           0.81                  4.06
   Class B                                                        1,000.00             1,021.79           0.61                  3.06
JNL/Mellon Capital Management International Index Fund
   Class A                                                        1,000.00             1,021.52           0.66                  3.31
   Class B                                                        1,000.00             1,022.51           0.46                  2.31
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
   Class A                                                        1,000.00             1,021.79           0.61                  3.06
   Class B                                                        1,000.00             1,022.78           0.41                  2.06
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                                        1,000.00             1,021.79           0.61                  3.06
   Class B                                                        1,000.00             1,022.78           0.41                  2.06
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                                        1,000.00             1,021.84           0.60                  3.01
   Class B                                                        1,000.00             1,022.83           0.40                  2.01
JNL/Oppenheimer Global Growth Fund
   Class A                                                        1,000.00             1,019.53           1.06                  5.31
   Class B                                                        1,000.00             1,020.52           0.86                  4.31
JNL/Oppenheimer Growth Fund
   Class A                                                        1,000.00             1,020.05           0.96                  4.81
   Class B                                                        1,000.00             1,021.04           0.76                  3.81
JNL/PIMCO Total Return Bond Fund
   Class A                                                        1,000.00             1,020.80           0.81                  4.06
   Class B                                                        1,000.00             1,021.78           0.61                  3.06
JNL/Putnam Equity Fund
   Class A                                                        1,000.00             1,019.95           0.98                  4.91
   Class B                                                        1,000.00             1,020.94           0.78                  3.91
JNL/Putnam Midcap Growth Fund
   Class A                                                        1,000.00             1,019.56           1.06                  5.31
   Class B                                                        1,000.00             1,020.55           0.86                  4.31
JNL/Putnam Value Equity Fund
   Class A                                                        1,000.00             1,019.99           0.97                  4.86
   Class B                                                        1,000.00             1,020.98           0.77                  3.86
JNL/S&P Managed Aggressive Growth Fund
   Class A                                                        1,000.00             1,023.93           0.17                  0.85
JNL/S&P Managed Conservative Fund
   Class A                                                        1,000.00             1,023.87           0.19                  0.95
JNL/S&P Managed Growth Fund
   Class A                                                        1,000.00             1,024.01           0.16                  0.80
JNL/S&P Managed Moderate Fund
   Class A                                                        1,000.00             1,023.87           0.19                  0.95
JNL/S&P Managed Moderate Growth Fund
   Class A                                                        1,000.00             1,023.99           0.16                  0.80
JNL/S&P Retirement 2015 Fund
   Class A                                                        1,000.00             1,023.89           0.17                  0.85
JNL/S&P Retirement 2020 Fund
   Class A                                                        1,000.00             1,023.89           0.17                  0.85
JNL/S&P Retirement 2025 Fund
   Class A                                                        1,000.00             1,023.89           0.17                  0.85
JNL/S&P Retirement Income Fund
   Class A                                                        1,000.00             1,023.90           0.18                  0.90
JNL/Select Balanced Fund
   Class A                                                        1,000.00             1,020.87           0.79                  3.96
   Class B                                                        1,000.00             1,021.86           0.59                  2.96
JNL/Select Global Growth Fund
   Class A                                                        1,000.00             1,019.33           1.10                  5.51
   Class B                                                        1,000.00             1,020.32           0.90                  4.51
JNL/Select Large Cap Growth Fund
   Class A                                                        1,000.00             1,019.87           0.99                  4.96
   Class B                                                        1,000.00             1,020.86           0.79                  3.96
JNL/Select Money Market Fund
   Class A                                                        1,000.00             1,021.89           0.58                  2.91
   Class B                                                        1,000.00             1,022.86           0.39                  1.96
JNL/Select Value Fund
   Class A                                                        1,000.00             1,020.57           0.85                  4.26
   Class B                                                        1,000.00             1,021.56           0.65                  3.26
JNL/T.Rowe Price Established Growth Fund
   Class A                                                        1,000.00             1,020.33           0.90                  4.51
   Class B                                                        1,000.00             1,021.31           0.70                  3.51
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                                        1,000.00             1,019.75           1.02                  5.11
   Class B                                                        1,000.00             1,020.74           0.82                  4.11
JNL/T.Rowe Price Value Fund
   Class A                                                        1,000.00             1,020.02           0.96                  4.81
   Class B                                                        1,000.00             1,021.01           0.76                  3.81
JNL/Western High Yield Bond Fund
   Class A                                                        1,000.00             1,020.82           0.80                  4.01
   Class B                                                        1,000.00             1,021.81           0.60                  3.01
JNL/Western Strategic Bond Fund
   Class A                                                        1,000.00             1,020.20           0.93                  4.66
   Class B                                                        1,000.00             1,021.19           0.73                  3.66
JNL/Western U.S. Government & Quality Bond Fund
   Class A                                                        1,000.00             1,020.87           0.79                  3.96
   Class B                                                        1,000.00             1,021.86           0.59                  2.96


ADDITIONAL DISCLOSURE

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

             TRUSTEES AND OFFICERS OF JNL SERIES TRUST ("THE TRUST")



------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
                                                                                                     NUMBER OF
                                   CURRENT                                                         PORTFOLIOS IN           OTHER
                                  POSITION         LENGTH                PRINCIPAL               THE FUND COMPLEX       TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME               OCCUPATION               OVERSEEN BY THE         HELD BY
          & ADDRESS                 TRUST          SERVED           FOR THE PAST 5 YEARS              TRUSTEE           THE TRUSTEE
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
INTERESTED TRUSTEE
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Robert A. Fritts * (57)         Trustee **     8/97 to       Senior Vice President (9/03 to             75          None
1 Corporate Way                                present       present) and Controller of
Lansing, MI 48951                                            Jackson National Life Insurance
                                President      12/02 to      Company (9/82 to present); Vice
                                and Chief      present       President and Controller of
                                Executive                    Jackson National Life Insurance
                                Officer                      Company (8/82 to 8/03); Trustee
                                                             or Manager, and
                                                             (since 12/02)
                                                             President and
                                                             Chief Executive
                                                             Officer, of each
                                                             other investment
                                                             company in the
                                                             Fund Complex.
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michael Bouchard (50)           Trustee **     12/03 to      Sheriff, Oakland County, Michigan          75          None
1 Corporate Way                                present       (1/99 to present);
Lansing, MI 48951                                            Senator - State of Michigan (1991
                                                             to 1999);
                                                             Chairman - Financial Services
                                                             Committee (1/95 to 1/99)
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Dominic D'Annunzio (68)         Chairman of    2/04 to       Acting Commissioner of Insurance           75          None
1 Corporate Way                 the Board **   present       for the State of Michigan (1/90
Lansing, MI 48951                                            to 5/90) (8/97 to 5/98)
                                Trustee        2/02 to
                                               present
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michelle Engler (48)            Trustee **     12/03 to      Attorney (1983 to present);                75         Director of
1 Corporate Way                                present       First Lady of the State of                            Federal Home Loan
Lansing, MI 48951                                            Michigan (1990 to 2002);                              Mortgage
                                                             Michigan Community Service                            Corporation
                                                             Commission Chair (1991 to 2000)
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Joseph Frauenheim (72)          Trustee **     12/94 to      Consultant (Banking)                       75          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Richard McLellan (64)           Trustee **     12/94 to      Member, Dykema Gossett PLLC (Law           75          None
1 Corporate Way                                present       Firm)
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
*   Mr. Fritts is an "interested person" of the Trust due to his position with
    Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.
** The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.




---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
                                                                                                     NUMBER OF
                                CURRENT                                                          PORTFOLIOS IN THE         OTHER
                               POSITION        LENGTH OF                  PRINCIPAL                 FUND COMPLEX       TRUSTEESHIPS
   TRUSTEE/OFFICER (AGE) &     WITH THE           TIME                   OCCUPATION               OVERSEEN BY THE       HELD BY THE
           ADDRESS               TRUST           SERVED              FOR THE PAST 5 YEARS             TRUSTEE             TRUSTEE
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
OFFICERS
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
Mark D. Nerud (40)           Vice           8/97 to           Chief Financial Officer of the       Not Applicable     Not Applicable
1 Corporate Way              President      present           Adviser (11/00 to present) and
Lansing, MI 48951                                             Managing Board Member of the
                             Treasurer      12/02 to          Adviser (11/00 to 11/03); Vice
                             and Chief      present           President, Treasurer, Chief
                             Financial                        Financial Officer of other
                             Officer                          Investment Companies advised by
                                                              the Adviser; Vice President -
                                                              Fund Accounting & Administration
                                                              of Jackson National Life
                                                              Insurance Company (1/00 to
                                                              present)
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
Susan S. Rhee (34)           Vice           2/04 to           Secretary of the Adviser (11/00      Not Applicable     Not Applicable
1 Corporate Way              President,     present           to present); Assistant Vice
Lansing, MI 48951            Counsel and                      President of Jackson National
                             Secretary                        Life Insurance Company (8/03 to
                                                              present); Associate General
                                                              Counsel of Jackson National Life
                                                              Insurance Company (7/01 to
                                                              present); Senior Attorney of
                                                              Jackson National Life Insurance
                                                              Company (1/00 to 7/01)
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
Steven J. Fredricks (36)     Chief          1/05 to present   Attorney of Jackson National         Not Applicable     Not Applicable
1 Corporate Way              Compliance                       Life Insurance Company (2/02 to
Lansing, MI 48951            Officer                          1/05); Contract Attorney,
                                                              Godfrey & Kahn, S.C. (2001 -
                                                              2002); Assistant General
                                                              Counsel, Aid Association for
                                                              Lutherans (1997 to 2001)
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
Jeffrey C. Nellessen (44)    Assistant      12/05 to present  Assistant Vice President of          Not Applicable     Not Applicable
1 Corporate Way              Treasurer                        Jackson National Life Insurance
Lansing, MI 48951                                             Company (8/05 to present);
                                                              Consultant (11/03 to 4/04);
                                                              Chief Financial Officer, Vice
                                                              President, Secretary, Treasurer
                                                              & Controller of Security Capital
                                                              (3/97 to 11/03)
---------------------------- -------------- ----------------- ---------------------------------- ------------------- ---------------
The Statement of Additional Information includes additional information about
Fund Trustees and may be obtained at no charge by calling 1-800-766-4683
(Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service
Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver,
Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.


                              TRUSTEES OF THE TRUST

   The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six month period ended June 30, 2006.

------------------------------ ------------------- -------------------------- -------------------- ----------------------------

                                                     PENSION OR RETIREMENT     ESTIMATED ANNUAL
                                   AGGREGATE       BENEFITS ACCRUED AS PART      BENEFITS UPON       TOTAL COMPENSATION FROM
                                  COMPENSATION                OF                  RETIREMENT       TRUST AND FROM FUND COMPLEX
TRUSTEE                           FROM TRUST*           TRUST EXPENSES
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michael Bouchard                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michelle Engler                     $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Dominic D'Annunzio                  $55,000                   $0                      $0                     $55,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Joseph Frauenheim                   $45,000                  $0                       $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Richard McLellan                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------

     * The fees paid to the independent Trustees are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.



                             PROXY VOTING GUIDELINES

JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity
Service Center), 1-800-599-5651 (NY Annuity and Life Service Center) or
1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado
80237-8002 (3) on Jackson National Life Insurance Company's website at
WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at
WWW.JNLNY.COM, and (4) on the SEC's website at WWW.SEC.GOV.


                                    JNL FUNDS


APPROVAL OF THE FUNDS' INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     The Board of Trustees/Managers of the Funds (the "Board") oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds' advisory agreement with Jackson National Asset Management, LLC ("JNAM") and each Fund's subadvisory agreement(s).

     At a meeting on June 13-14, 2006, the Board, including all of the Independent Trustees/Managers, considered information relating to the Funds' investment advisory and management agreement with JNAM (the "Agreement") and information relating to the subadvisory agreements between JNAM and each Fund's subadviser(s) (the "Subadvisory Agreements"). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the Subadvisory Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration. At the conclusion of the Board's discussion, the Board approved the renewal of the Agreement and the Subadvisory Agreements through June 30, 2007.

     In reviewing the Agreement and the Subadvisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) the profitability of JNAM and the subadviser(s) related to each Fund, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to JNAM and the subadvisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board's decision to approve the Agreement and the Subadvisory Agreements.

     Before  approving  the  Agreement  and  the  Subadvisory  Agreements,   the
Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Subadvisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that the Subadvisory Agreements are fair and reasonable and in the best interests of the shareholders of the applicable Funds. In reaching its conclusions, the Board considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT ADVISORY SERVICES

     The Board examined the nature, quality and extent of the services provided by JNAM and the subadvisers.

     For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM monitors the performance of the various organizations providing services to the Funds, including the Funds' distributor, transfer agent and custodian. With respect to JNAM's oversight of the subadvisers, the Board noted that JNAM is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Funds' investment restrictions, policies and procedures. The Board considered JNAM's evaluation of the subadvisers, as well as JNAM's recommendation, based on its review of the subadvisers, to renew the Subadvisory Agreements.

     The Board reviewed the qualifications, backgrounds and responsibilities of JNAM's senior management responsible for oversight of the Funds and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers' portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM's and each subadviser's organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each subadviser. The Board considered compliance reports about JNAM and the subadvisers from the Funds' Chief Compliance Officer (CCO).

     Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services provided by the subadviser(s) under the applicable Subadvisory Agreement.

INVESTMENT PERFORMANCE OF THE FUNDS

     The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the "performance universe") and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2005.

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark during the one- and three- year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund performed in the second quartile of its performance universe and significantly outperformed its benchmark for the one-year period, though it underperformed the universe and benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong, recent performance.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund was in the second quartile of its performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also noted that the Fund underperformed its benchmark for all periods. The Board considered JNAM's explanation that the Fund is managed in three sleeves: value, growth and income. JNAM noted that the recent underperformance was attributable to the underperformance of the growth sleeve, but that subadviser had made certain changes to the team managing that sleeve and that it would be reasonable to allow that team time to improve its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow the subadviser more time to address the performance record, but the Board also agreed to closely monitor the performance of this Fund.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund significantly outperformed its performance universe and outperformed its benchmark for the five-year period and that it performed competitively against the performance universe and the benchmark for the three-year period. While the Fund underperformed the benchmark and the performance universe for the one-year period, the Board noted that the Fund's more recent performance had improved. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive long-term performance.

     JNL/FMR BALANCED FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods, though it underperformed its benchmark for the three-year period. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/FMR MID-CAP EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that only the one-year performance record is attributable to Fidelity Management & Research Company ("Fidelity"), which previously replaced Janus Capital Management LLC as the Fund's subadviser. The Board concluded that it would be reasonable to allow Fidelity more time to develop a performance record with the Fund, while continuing to closely monitor Fidelity's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/ALGER GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Fund outperformed its benchmark for the one- and three-year periods and performed competitively against the benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/JP MORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. ("JP
Morgan") has only served as subadviser since May 1, 2005. The Board concluded that it would be reasonable to allow JP Morgan more time to develop a performance record with the Fund given its short tenure as subadviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/JPMORGAN INTERNATIONAL VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD MID CAP VALUE FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that the Fund outperformed its performance universe and benchmark for the five-year period, though it underperformed them for the three-year period. The Board also noted that the Fund's performance had improved for the one-year period though it continued to underperform the performance universe and the benchmark. The Board considered JNAM's assertion that the subadviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason, JNAM encouraged the Board to give greater weight to the subadviser's five-year performance record, while noting that short-term performance continued to improve. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the S&P 500 Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON   CAPITAL  MANAGEMENT   INTERNATIONAL   INDEX  FUND.  The  Board
considered that the Fund performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the Lehman Brothers Aggregate Bond Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND. The Board considered that the Fund's performance was comparable to that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that in light of the Fund's competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-, three and five-year periods, each Fund's gross of fees performance was generally consistent for each of those periods with its custom Dow 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one- and three-year periods and noted that each Fund's gross of fees performance was generally consistent for both of those periods with its custom S&P 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that in light of each Fund's strong performance record, it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-year period, each Fund's gross of fees performance was generally consistent with its custom NASDAQ 15 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND AND JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-year period. Noting that each Fund commenced operations in October 2004, the Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements in light of each Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT 25 FUND. The Board considered that the Fund significantly outperformed or performed competitively against the performance universe and its benchmark for the three- and five-year periods. The Board also considered that the Fund underperformed against the performance universe and its benchmark for the one-year period. The Board noted that the Fund's gross of fees performance was generally consistent with its custom Dow 25 benchmark for the one-, three, and five-year periods. The Board considered JNAM's assertion that the Fund's custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that in light of the Fund's competitive longer-term performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow Mellon more time to address the recent performance record.

     JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund significantly outperformed its benchmark for the one-year period, though it slightly underperformed its benchmark for the three- and five-year periods. The Board noted that the current management team had been in place only since February 2004. Thus, the Fund's longer-term record is attributable to the former management team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT VIP FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND. The Board considered that the Fund outperformed the benchmark for the one- and three-year periods, though it underperformed the benchmark for the five-year period. The Fund performed competitively against the performance universe for the three-year period, though it underperformed the performance universe for the one- and five-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND. The Board considered that the Fund outperformed the performance universe and benchmark for the five-year period, though it underperformed the median and the benchmark for the one- and three-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its performance universe for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund's gross of fees performance for each of those periods was generally consistent with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/OPPENHEIMER GLOBAL GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period, though it underperformed both for the three-year period. The Board concluded that in light of the Fund's strong recent performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PIMCO TOTAL RETURN BOND FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/PUTNAM EQUITY FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods and performed competitively against the performance universe and its benchmark for the five- and ten-year periods. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PUTNAM MIDCAP GROWTH FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/PUTNAM VALUE EQUITY FUND. The Board considered that the Fund's performance was equal to or exceeded that of the performance universe and its benchmark for the one-year period. The Board also considered that the Fund's performance was comparable to the performance universe and its benchmark for the three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED CONSERVATIVE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed the performance universe for the same PERIOD. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/S&P MANAGED AGGRESSIVE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE MID-CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its benchmark for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE VALUE FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT GLOBAL GROWTH FUND. The Board considered that the Fund underperformed its performance universe and benchmark index for the one-, three- and five--year periods, though it outperformed the benchmark for the ten-year period. The Board also considered, however, that Wellington Management Company, LLP ("Wellington") became the subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that Wellington's underperformance is primarily attributable to losses incurred in connection with a single holding and that the Fund's more recent performance has been competitive against both its performance universe and its benchmark index. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed its performance universe and benchmark index for the three- and ten-year periods, though it underperformed them for the one- and five-year periods. The Board also considered, however, that Wellington became the Fund's subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that the Fund's more recent performance has been competitive. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT MONEY MARKET FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/SELECT VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM REAL ESTATE FUND; JNL/LAZARD EMERGING MARKETS FUND; JNL/MELLON CAPITAL MANAGEMENT: DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.


COSTS OF SERVICES AND PROFITS REALIZED BY JNAM AND THE SUBADVISERS

     The Board reviewed the fees paid to JNAM and each Fund's subadviser. The Board also considered the profitability of JNAM resulting from its relationship with each Fund. In addition, while the Board requested profitability information for each subadviser, it recognized the difficulty of making comparisons of profitability from subadviser to subadviser because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular subadviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the subadviser's capital structure and cost of capital.

     For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund's advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the "expense group"). While the Board also considered each Fund's subadvisory fee and compared that to the median subadvisory fee of the expense group, the Board noted that each Fund's subadvisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund's total expense ratio.


     Further  detail   considered  by  the  Board  regarding  the  advisory  and
subadvisory of each Fund is set forth below:

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/AIM REAL ESTATE FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board considered, however, JNAM's explanation that small cap products are more expensive to manage for a number of reasons, including the need to trade small cap securities with greater care than large cap securities. JNAM also explained that reputable small cap subadvisers are faced with capacity constraints, which leads to greater demand than supply and the ability of small cap managers to command higher advisory fees. The Board also noted that the Fund's total expense ratio was competitive with that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 5 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 4 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/FMR BALANCED FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the median of the expense group. The Board noted, however, that the Fund's total expense ratio is competitive compared to that of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/ALGER GROWTH FUND; JNL/JPMORGAN INTERNATIONAL VALUE FUND; JNL/LAZARD MID CAP VALUE FUND; JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND; JNL/PIMCO TOTAL RETURN BOND FUND; JNL/PUTNAM: EQUITY FUND; MIDCAP GROWTH FUND; VALUE EQUITY FUND. The Board considered that each Fund's advisory and subadvisory fees are close to though slightly higher than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/LAZARD EMERGING MARKETS FUND. The Board considered that the Fund's advisory fee is below the expense group median, though the subadvisory fee is higher than the median. The Board noted, however, that the Fund's total expense ratio is 17 basis points lower than the expense group median. Noting the competitiveness of the advisory fee and the total expense ratio, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided

     JNL/JPMORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund's advisory fee is lower than the expense group median. The Board did not have expense group median information for the subadvisory fee due to a mid-year subadvisory fee reduction, though the Board did consider that the subadvisory fee is higher than the expense group average. Noting that the Fund's total expenses are lower than those of the expense group median, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that, while the Fund's subadvisory fee is higher than the expense group median, the Fund's advisory fee is only slightly higher the median and only 1 basis point above the average of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median, though the advisory fee is 6 basis points above the expense group average and the subadvisory fee is only 1 basis point above the average. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT: S&P 400 MIDCAP INDEX FUND; SMALL CAP INDEX FUND; INTERNATIONAL INDEX FUND; BOND INDEX FUND; DOW 10 FUND; DOW 10 FUND NY; S&P 10 FUND; S&P 10 FUND (NY); GLOBAL 15 FUND; GLOBAL 15 FUND (NY); NASDAQ 15 FUND; NASDAQ 15 FUND NY; DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); 25 FUND; SELECT SMALL-CAP FUND; JNL 5 FUND; VIP FUND; COMMUNICATIONS SECTOR FUND; CONSUMER BRANDS SECTOR FUND; FINANCIAL SECTOR FUND; HEALTHCARE SECTOR FUND; OIL & GAS SECTOR FUND; TECHNOLOGY SECTOR FUND; JNL/S&P MANAGED: CONSERVATIVE FUND; MODERATE FUND; MODERATE GROWTH FUND; GROWTH FUND; AGGRESSIVE GROWTH FUND. The Board considered that each Fund's advisory and subadvisory fees are significantly lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/FMR MID-CAP EQUITY FUND; JNL/MELLON CAPITAL MANAGEMENT: VALUE LINE 25 FUND; VALUE LINE 25 FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/OPPENHEIMER GLOBAL GROWTH FUND; JNL/SELECT MONEY MARKET FUND; JNL/SELECT VALUE FUND. The Board considered that each Fund's advisory and subadvisory fees are lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund's advisory fee is equal to the expense group median and the subadvisory fee is close to, though slightly higher than, the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board considered that each Fund's advisory fee is slightly lower than the expense group median and each Fund's subadvisory fee is slightly higher than the expense group median. The Board also considered that each Fund's total expense ratio is 14 basis points below the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are equal to or lower than those of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE: MID-CAP GROWTH FUND AND VALUE FUND. The Board considered that the Fund's advisory and subadvisory fees are close to the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's advisory fee is slightly higher than that of the expense group median and the subadvisory fee is equal to that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT GLOBAL GROWTH FUND AND JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that each Fund's advisory fee is slightly below the expense group median, though the subadvisory fee is above the median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

ECONOMIES OF SCALE IN PROVIDING INVESTMENT ADVISORY SERVICES

     The Board considered whether each Fund's investment advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair and reasonable and in the best interests of each Fund and its shareholders to renew the Agreement.

OTHER BENEFITS TO JNAM AND THE SUBADVISERS

     In evaluating the benefits that accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by JNAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain subadvisers pay for portions of meetings organized by the Funds' distributor to educate wholesalers about the Fund(s) that each of those subadvisers manages. The Board considered JNAM's assertion that those meetings do not yield a profit to the Funds' distributor, that subadvisers are not required to participate in the meetings and that recommendations to hire or fire subadvisers are not influenced by a subadviser's willingness to participate in the meetings.

     In evaluating the benefits that accrue to the subadvisers through their relationship with the Fund(s), the Board noted that each subadviser may develop additional investment advisory business with JNAM, the Funds or other clients of the subadviser as a result of its relationship with the Fund(s). Further the Board considered that in the case of Mellon Capital Management Corp. ("Mellon"), affiliates serves as the custodian and the securities lending agent for the Funds. The Board considered that each service provided to the Funds by the Mellon affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

     The Board also considered each subadviser's use of the Funds' portfolio brokerage transactions to obtain research. The Board was assisted by an unaffiliated monitoring firm in this endeavor. The Board concluded, based on its own review and on representations of JNAM, the subadvisers, and the CCO, that the subadvisers' use of "soft" commission dollars was consistent with regulatory requirements.

     After full consideration of these and other factors, the Board concluded that approval of the renewal of the Agreement and the Subadvisory Agreements was fair and reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.


Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.


Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.


Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.


Item 6. Schedule of Investments

Below is a Schedule I for the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Mellon Capital Management Bond Index Fund, and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, for which a summary schedule of investments was provided in the report to stockholders pursuant to ss.210.12 - 12C of Regulation S-X.

JNL/Mellon Capital Management Bond Index Fund
ASSET BACKED AND NON-U.S. GOVERNMENT
     MORTGAGE-BACKED SECURITIES - 5.7%
ASSET BACKED SECURITIES - 0.7%
Automobile Asset Backed Securities - 0.6%
     AmeriCredit Automobile Receivables Trust,
     3.67%, 06/08/09                                          $335                           $333
     2.84%, 08/06/10                                          94                             93
     Capital One Auto Finance Trust, 3.18%, 09/15/10          250                            245
     Capital One Prime Auto Receivables Trust, 2.59%,
     09/15/09                                                 79                             79
     Household Automotive Trust
     2.31%, 04/17/08                                          22                             22
     3.02%, 12/17/10                                          365                            356
     WFS Financial Owner Trust, 2.41%, 12/20/10               104                            103
                                                                                             1,231
Credit Card Asset Backed Securities - 0.1%
     Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13 250                            237

Other Asset Backed Securities - 0.0%
     PP&L Transition Bond Co. LLC, 7.05%, 06/25/09            35                             35

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.0%
Commercial and Residential Mortgage Backed Securities - 5.0%
     Banc of America Commercial Mortgage Inc.
     4.05%, 11/10/38                                          500                            468
     5.12%, 07/11/43                                          150                            146
     4.76%, 07/01/45                                          350                            337
     Bear Stearns Commercial Mortgage Securities
     6.80%, 07/15/31                                          19                             20
     4.72%, 02/11/41                                          200                            186
     Chase Manhattan Bank-First Union National Bank,
     7.44%, 08/15/31                                          50                             52
     Citigroup Commercial Mortgage Trust, 5.25%, 04/15/40     250                            244
     CS First Boston Mortgage Securities Corp.
     4.83%, 04/15/37                                          380                            353
     5.10%, 08/15/38                                          350                            335
     DLJ Commercial Mortgage Corp.
     6.46%, 03/10/32                                          50                             51
     6.88%, 06/10/32                                          21                             21
     First Union Commercial Mortgage Securities Inc.,
     6.65%, 11/18/29                                          54                             54
     First Union National Bank Commercial Mortgage
     7.18%, 12/15/31                                          13                             13
     7.39%, 12/15/31                                          105                            110
     First Union National Bank-Bank of America,
     6.17%, 03/15/33                                          299                            302
     First Union-Lehman Brothers-Bank of America,
     6.56%, 11/18/35                                          211                            213
     GE Capital Commercial Mortgage Corp., 5.33%, 11/10/45    200                            192
     GMAC Commercial Mortgage Securities Inc.
     6.42%, 05/15/35                                          93                             94
     5.04%, 12/10/41                                          75                             70
     Greenwich Capital Commercial Funding Corp.,
      4.34%, 06/10/36                                         500                            484
     Heller Financial Commercial Mortgage Asset, 6.50%,
     05/15/31                                                 2                                2
     JPMorgan Chase Commercial Mortgage Securities Corp.
     5.82%, 05/12/34                                          250                            251
     4.74%, 09/12/37                                          250                            241
     4.45%, 01/12/38                                          400                            379
     4.88%, 01/12/38                                          500                            471
     4.77%, 03/12/39                                          500                            472
     5.38%, 06/12/41                                          250                            244
     4.98%, 07/15/42                                          125                            115
     JPMorgan Commercial Mortgage Finance Corp.,
     6.51%, 10/15/35                                          30                             30
     LB Commercial Conduit Mortgage Trust
     6.48%, 02/18/30                                          173                            174
     6.41%, 06/15/31                                          12                             12
     6.78%, 06/15/31                                          223                            228
     LB-UBS Commercial Mortgage Trust
     5.40%, 03/15/26                                          16                             16
     3.85%, 05/15/27                                          250                            230
     3.97%, 03/15/29                                          250                            230
     5.59%, 06/15/31                                          75                             75
     4.17%, 05/15/32                                          165                            150
     Merrill Lynch Mortgage Trust
     5.40%, 07/12/34                                          200                            198
     5.29%, 01/12/44                                          500                            479
     Merrill Lynch, 5.67%, 02/12/39                           250                            246
     Morgan Stanley Capital I
     6.52%, 03/15/30                                          33                             33
     4.80%, 01/13/41                                          250                            234
     Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36    97                             102
     Salomon Brothers Mortgage Securities VII, 6.17%,
     02/13/10                                                 95                             96
     Wachovia Bank Commercial Mortgage Trust
     4.44%, 11/15/34                                          200                            193
     5.22%, 01/15/41                                          100                            96
     5.23%, 07/15/41                                          250                            242
     4.89%, 10/15/41                                          200                            186
     4.90%, 10/15/41                                          500                            465
     5.36%, 12/15/44                                          200                            192
     5.42%, 01/15/45                                          350                            338
                                                                                             10,165
     Total Asset Backed and Non-U.S. Government Mortgage
     -Backed Securities (cost $12,120)                                                       11,668

CORPORATE BONDS AND NOTES - 20.4%
BASIC MATERIALS - 0.4%
Chemicals - 0.2%
     Dow Chemical Co.
     6.13%, 02/01/11                                          50                             52
     6.00%, 10/01/12                                          50                             50
     EI Du Pont de Nemours & Co., 4.75%, 11/15/12             100                            94
     Praxair Inc., 3.95%, 06/01/13                            100                            89
     Rohm & Haas Co., 7.85%, 07/15/29                         50                             58
                                                                                             343
Forest Products & Paper - 0.1%
     International Paper Co., 6.75%, 09/01/11                 100                            104
     Weyerhaeuser Co., 7.38%, 03/15/32                        100                            101
                                                                                             205
Mining - 0.1%
     Alcan Inc.
     4.88%, 09/15/12                                          50                             46
     6.13%, 12/15/33                                          25                             24
     Alcoa Inc., 5.38%, 01/15/13                              50                             49
     BHP Billiton Finance USA Ltd., 4.80%, 04/15/13           100                            94
     Newmont Mining Corp., 5.88%, 04/01/35                    50                             45
                                                                                             258
COMMUNICATIONS - 2.0%
Advertising - 0.1%
     Omnicom Group Inc., 5.90%, 04/15/16                      250                            239

Telecommunications - 1.6%
     Alltel Corp., 7.88%, 07/01/32                            50                             56
     AT&T Inc.,
     6.00%, 03/15/09                                          250                            251
     5.88%, 02/01/12                                          100                            99
     6.15%, 09/15/34                                          50                             46
     BellSouth Capital Funding Corp., 7.88%, 02/15/30         100                            109
     BellSouth Corp., 5.20%, 09/15/14                         100                            93
     British Telecommunications Plc, 8.38%, 12/15/10 (d)      250                            274
     Cisco Systems Inc., 5.50%, 02/22/16                      250                            240
     Deutsche Telekom International Finance BV,
     8.00%, 06/15/10 (d)                                      400                            429
     France Telecom SA, 8.50%, 03/01/31                       250                            301
     GTE Corp., 6.94%, 04/15/28                               50                             49
     Southwestern Bell Telephone., 7.00%, 07/01/15            100                            104
     Sprint Capital Corp.
     8.38%, 03/15/12                                          200                            221
     6.88%, 11/15/28                                          100                            101
     8.75%, 03/15/32                                          100                            121
     Telecom Italia Capital SA
     4.95%, 09/30/14                                          100                            90
     6.38%, 11/15/33                                          50                             45
     6.00%, 09/30/34                                          100                            86
     Telefonica Europe BV, 8.25%, 09/15/30                    100                            113
     Verizon Global Funding Corp.
     7.25%, 12/01/10                                          250                            262
     7.75%, 12/01/30                                          50                             54
     5.58%, 09/15/35                                          100                            87
                                                                                             3,231
Wireless Telecommunications - 0.3%
     Motorola Inc., 7.63%, 11/15/10                           274                            293
     New Cingular Wireless Services Inc., 8.75%, 03/01/31     108                            132
     Vodafone Group Plc, 5.00%, 12/16/13                      150                            139
                                                                                             564
CONSUMER, CYCLICAL - 1.9%
Automobiles - 0.1%
     DaimlerChrysler NA Holding Corp.
     4.75%, 01/15/08                                           150                           147
     6.50%, 11/15/13                                          100                            100
     8.50%, 01/18/31                                          50                             57
                                                                                             304
Beverages - 0.2%
     Anheuser-Busch Cos. Inc., 5.05%, 10/15/16                100                            93
     Coca-Cola Enterprises Inc., 7.13%, 08/01/17              100                            109
     Diageo Capital Plc, 4.38%, 05/03/10                      50                             48
     Pepsi Bottling Group Inc., 7.00%, 03/01/29               75                             81
                                                                                             331
Home Builders - 0.1%
     Pulte Homes Inc., 5.25%, 01/15/14                        150                            135

Lodging - 0.0%
     Harrah's Operating Co. Inc., 5.50%, 07/01/10             100                            98

Media - 1.0%
     CBS Corp., 7.88%, 07/30/30                               125                            131
     Clear Channel Communications Inc., 7.65%, 09/15/10       100                            104
     Comcast Cable Communications Holdings Inc.
     8.38%, 03/15/13                                          250                            278
     9.46%, 11/15/22                                          100                            124
     Comcast Corp.
     5.85%, 01/15/10                                          250                            250
     6.50%, 01/15/15                                          50                             50
     5.65%, 06/15/35                                          100                            85
     COX Communications Inc.
     4.63%, 01/15/10                                          100                            95
     5.45%, 12/15/14                                          150                            139
     Historic TW Inc., 6.63%, 05/15/29                        100                            96
     News America Inc.
     5.30%, 12/15/14                                          175                            166
     6.20%, 12/15/34                                          50                             45
     Time Warner Inc., 7.63%, 04/15/31                        150                            162
     Viacom Inc., 6.25%, 04/30/16 (e)                         250                            243
     Walt Disney Co., 7.00%, 03/01/32                         50                             54
                                                                                             2,022
Retail - 0.5%
     Federated Department Stores Inc., 6.90%, 04/01/29        100                            100
     Home Depot Inc., 4.63%, 08/15/10                         250                            241
     May Department Stores Co., 4.80%, 07/15/09               150                            146
     Target Corp., 7.00%, 07/15/31                            100                            110
     Wal-Mart Stores Inc.
     4.55%, 05/01/13                                          100                            93
     7.55%, 02/15/30                                          300                            348
     Yum! Brands Inc., 8.88%, 04/15/11                        50                             56
                                                                                             1,094
CONSUMER, NON-CYCLICAL - 1.6%
Agriculture - 0.1%
     Archer-Daniels-Midland Co., 8.13%, 06/01/12              190                            211
     Bunge Ltd. Finance Corp., 5.35%, 04/15/14                75                             70
                                                                                             281
Commercial Services - 0.1%
     Cendant Corp.
     6.25%, 01/15/08                                          200                            202
     7.38%, 01/15/13                                          50                             55
     RR Donnelley & Sons Co.
     4.95%, 04/01/14                                          200                            180
     5.50%, 05/15/15                                          50                             46
                                                                                             483
Cosmetics & Personal Care - 0.3%
     Procter & Gamble Co.
     6.88%, 09/15/09                                          250                            259
     4.95%, 08/15/14                                          150                            143
                                                                                             402
Food - 0.8%
     ConAgra Foods Inc., 7.88%, 09/15/10                      134                            142
     Corn Products International Inc., 8.25%, 07/15/07        100                            101
     General Mills Inc., 6.00%, 02/15/12                      100                            101
     Grand Metropolitan Investment Corp., 8.00%, 09/15/22     100                            117
     Kellogg Co., 2.88%, 06/01/08                             250                            238
     Kraft Foods Inc., 6.50%, 11/01/31                        100                            100
     Kroger Co.
     5.50%, 02/01/13                                          100                            96
     7.50%, 04/01/31                                          150                            157
     Nabisco Inc., 7.05%, 07/15/07                            200                            202
     Safeway Inc., 5.80%, 08/15/12                            100                            98
     Sara Lee Corp., 6.25%, 09/15/11                          75                             75
     Tyson Foods Inc., 8.25%, 10/01/11                        100                            106
                                                                                             1,533
Household Products - 0.3%
     Fortune Brands Inc., 5.38%, 01/15/16                     250                            231
     Kimberly-Clark Corp., 5.63%, 02/15/12                    250                            250
                                                                                             481
Tobacco - 0.0%
     Altria Group Inc., 7.75%, 01/15/27                       75                             84

ENERGY - 1.6%
Oil & Gas - 1.3%
     Alberta Energy Co. Ltd., 7.38%, 11/01/31                 100                            109
     Anadarko Finance Co., 6.75%, 05/01/11                    250                            257
     Anadarko Petroleum Corp., 3.25%, 05/01/08                250                            238
     Burlington Resources Finance Co., 7.20%, 08/15/31        100                            112
     Canadian Natural Resources Ltd., 5.85%, 02/01/35         150                            136
     Conoco Funding Co., 7.25%, 10/15/31                      75                             85
     ConocoPhillips, 6.65%, 07/15/18                          75                             79
     Devon Financing Corp. ULC, 7.88%, 09/30/31               100                            114
     Enterprise Products Operating LP
     4.95%, 06/01/10                                          25                             24
     5.60%, 10/15/14                                          25                             24
     6.88%, 03/01/33                                          25                             24
     Hess Corp.
     6.65%, 08/15/11                                          25                             26
     7.30%, 08/15/31                                          35                             37
     Marathon Oil Corp., 6.13%, 03/15/12                      200                            202
     Nexen Inc., 5.88%, 03/10/35                              50                             44
     Occidental Petroleum Corp., 6.75%, 01/15/12              50                             53
     Pemex Project Funding Master Trust
     7.88%, 02/01/09 (d)                                      100                            104
     7.38%, 12/15/14                                          250                            258
     8.63%, 02/01/22 (d)                                      75                             84
     Petro-Canada, 7.00%, 11/15/28                            75                             78
     Sempra Energy
     4.75%, 05/15/09                                          200                            194
     6.00%, 02/01/13                                          250                            249
     Suncor Energy Inc., 5.95%, 12/01/34                      100                            96
     XTO Energy Inc., 4.90%, 02/01/14                         75                             69
                                                                                             2,696
Pipelines - 0.3%
     CenterPoint Energy Resources Corp., 7.88%, 04/01/13      50                             54
     Consolidated Natural Gas Co., 6.80%, 12/15/27            50                             51
     Duke Energy Field Services LLC, 7.88%, 08/16/10          250                            267
     Kinder Morgan Energy Partners LP, 5.00%, 12/15/13        75                             69
     Kinder Morgan Inc., 7.25%, 03/01/28                      150                            136
                                                                                             577
FINANCIALS - 9.5%
Banks - 3.5%
     Abbey National Plc, 7.95%, 10/26/29                      100                            120
     BAC CAP TRUST V, 5.63%, 03/08/35                         300                            258
     Baden Wurt L-Finance, 5.75%, 02/25/08                    250                            251
     Bank of America Corp.
     6.25%, 04/01/08                                          250                            252
     4.88%, 09/15/12                                          150                            143
     Bank One Corp., 2.63%, 06/30/08                          250                            236
     Barclays Bank Plc, 6.86%, 06/15/32 (e)                   50                             50
     BB&T Capital Trust I, 5.85%, 08/18/35                    100                            89
     BB&T Corp., 6.50%, 08/01/11                              75                             77
     Bear Stearns Cos. Inc., 7.63%, 12/07/09                  250                            265
     Fifth Third Bank, 4.20%, 02/23/10                        100                            95
     Fleet National Bank, 5.75%, 01/15/09                     100                            100
     HSBC Holdings Plc
     5.25%, 12/12/12                                          200                            193
     7.63%, 05/17/32                                          150                            171
     JPMorgan Chase & Co.
     6.75%, 02/01/11                                          250                            260
     5.15%, 10/01/15                                          250                            233
     KeyBank NA, 5.80%, 07/01/14                              100                            99
     Korea Development Bank, 4.75%, 07/20/09                  250                            242
     Kreditanstalt fuer Wiederaufbau
     3.50%, 03/14/08                                          250                            242
     3.25%, 03/30/09                                          350                            331
     4.63%, 01/20/11                                          250                            242
     4.13%, 10/15/14                                          150                            138
     Landwirtschaftliche Rentenbank, 3.88%, 03/15/10          250                            237
     Lehman Brothers Holdings Inc., 7.88%, 08/15/10           250                            269
     M&I Marshall & Ilsley Bank, 6.38%, 09/01/11              100                            103
     National Australia Bank Ltd., 8.60%, 05/19/10            150                            164
     National City Bank, 4.63%, 05/01/13                      100                            94
     National Westminster Bank Plc, 7.38%, 10/01/09           250                            265
     NB Capital Trust, 7.83%, 12/15/26                        75                             78
     Oesterreichische Kontrollbank AG, 2.38%, 06/16/08        250                            237
     Popular North America Inc., 4.25%, 04/01/08              100                            97
     Residential Capital Corp., 6.00%, 02/22/11               100                            97
     Royal Bank of Scotland Group Plc, 5.00%, 10/01/14        100                            94
     SunTrust Bank, 6.38%, 04/01/11                           200                            205
     US Bank NA, 6.38%, 08/01/11                              100                            103
     Wachovia Bank NA
     4.85%, 07/30/07                                          250                            248
     4.88%, 02/01/15                                          200                            185
     Wachovia Corp.
     6.25%, 08/04/08                                          150                            151
     6.38%, 02/01/09                                          100                            101
     Wells Fargo & Co.
     4.20%, 01/15/10                                          100                            96
     5.00%, 11/15/14                                          200                            188
     Wells Fargo Bank NA, 6.45%, 02/01/11                     100                            103
                                                                                             7,202
Diversified Financial Services - 5.0%
     American General Finance Corp., 4.63%, 09/01/10          150                            145
     Associates Corp. of North America, 6.25%, 11/01/08       300                            305
     Bear Stearns Cos. Inc., 2.88%, 07/02/08                  250                            237
     Berkshire Hathaway Finance Corp., 4.63%, 10/15/13        250                            232
     Boeing Capital Corp., 5.80%, 01/15/13                    125                            125
     Capital One Bank
     4.88%, 05/15/08                                          150                            148
     6.50%, 06/13/13                                          250                            256
     Caterpillar Financial Services Corp., 4.75%, 02/17/15    100                            93
     CIT Group Inc., 7.75%, 04/02/12                          100                            108
     Citigroup Inc.
     3.50%, 02/01/08                                          500                            484
     6.00%, 02/21/12                                          100                            101
     5.00%, 09/15/14                                          400                            374
     6.00%, 10/31/33                                          50                             47
     Countrywide Home Loans Inc.
     4.25%, 12/19/07                                          250                            245
     4.13%, 09/15/09                                          250                            238
     Credit Suisse USA Inc.
     4.63%, 01/15/08                                          250                            246
     6.13%, 11/15/11                                          100                            101
     7.13%, 07/15/32                                          100                            110
     General Electric Capital Corp.
     3.50%, 05/01/08                                          450                            434
     3.13%, 04/01/09                                          150                            140
     4.13%, 09/01/09                                          250                            239
     5.45%, 01/15/13                                          500                            491
     6.75%, 03/15/32                                          100                            107
     Goldman Sachs Group Inc.
     6.65%, 05/15/09                                          250                            256
     7.35%, 10/01/09                                          350                            367
     5.25%, 04/01/13                                          100                            96
     5.13%, 01/15/15                                          200                            187
     6.13%, 02/15/33                                          250                            234
     JPMorgan Chase & Co.
     6.63%, 03/15/12                                          100                            104
     5.75%, 01/02/13                                          100                            99
     JPMorgan Chase Capital XV, 5.88%, 03/15/35               75                             67
     Lehman Brothers Holdings Inc.
     4.00%, 01/22/08                                          250                            243
     6.63%, 01/18/12                                          100                            104
     MBNA Corp., 7.50%, 03/15/12                              100                            108
     Merrill Lynch & Co. Inc.
     4.13%, 09/10/09                                          250                            239
     5.00%, 01/15/15                                          200                            186
     Morgan Stanley
     4.25%, 05/15/10                                          500                            472
     6.75%, 04/15/11                                          300                            311
     7.25%, 04/01/32                                          25                             27
     National Rural Utilities Cooperative Finance Corp.,
     5.75%, 08/28/09                                          200                            200
     Pitney Bowes Credit Corp., 5.75%, 08/15/08               300                            301
     Residential Capital Corp., 6.38%, 06/30/10               50                             49
     SLM Corp.
     5.00%, 10/01/13                                          50                             47
     5.38%, 05/15/14                                          200                            192
     5.05%, 11/14/14                                          250                            233
     Textron Financial Corp., 6.00%, 11/20/09                 250                            252
     Toll Brothers Finance Corp., 4.95%, 03/15/14             50                             44
     Toyota Motor Credit Corp., 2.88%, 08/01/08               100                            95
     Unilever Capital Corp., 7.13%, 11/01/10                  100                            105
     Washington Mutual Inc.
     4.63%, 04/01/14                                          100                            90
     5.13%, 01/15/15                                          200                            186
     Wells Fargo Financial Inc., 5.50%, 08/01/12              250                            246
                                                                                             10,146
Insurance - 0.6%
     Aegon NV, 4.75%, 06/01/13                                150                            140
     Allstate Corp.
     6.13%, 02/15/12                                          75                             77
     5.35%, 06/01/33                                          75                             64
     American International Group Inc., 4.25%, 05/15/13 (d)   100                            91
     Assurant Inc., 6.75%, 02/15/34                           100                            99
     Chubb Corp., 5.20%, 04/01/13                             100                            96
     Cincinnati Financial Corp., 6.13%, 11/01/34              100                            94
     Hartford Life Inc., 7.65%, 06/15/27                      75                             85
     Marsh & McLennan Cos. Inc.
     3.63%, 02/15/08                                          100                            96
     5.75%, 09/15/15                                          100                            94
     Metlife Inc.,
     5.00%, 11/24/13                                          100                            94
     5.70%, 06/15/35                                          100                            89
     Principal Life Income Funding Trusts, 5.10%, 04/15/14    150                            143
                                                                                             1,262
Real Estate - 0.2%
     EOP Operating LP
     4.65%, 10/01/10                                          250                            237
     4.75%, 03/15/14                                          175                            159
     5.25%, 09/15/14                                          50                             47
                                                                                             443
Real Estate Investment Trusts - 0.2%
     Boston Properties LP, 6.25%, 01/15/13                    150                            151
     Camden Property Trust, 5.00%, 06/15/15                   100                            92
     Simon Property Group LP, 7.13%, 02/09/09                 200                            206
                                                                                             449
HEALTH CARE - 0.5%
Biotechnology - 0.1%
     Genentech Inc.
     4.75%, 07/15/15                                          50                             46
     5.25%, 07/15/35                                          250                            216
                                                                                             262
Healthcare Providers & Services - 0.1%
     Baxter International Inc., 4.63%, 03/15/15               75                             68
     WellPoint Inc.
     4.25%, 12/15/09                                          50                             48
     6.80%, 08/01/12                                          100                            104
     5.85%, 01/15/36                                          100                            89
                                                                                             309
Pharmaceuticals - 0.3%
     Merck & Co. Inc., 4.75%, 03/01/15                        250                            229
     Pharmacia Corp., 6.60%, 12/01/28 (d)                     50                             54
     Schering-Plough Corp., 6.75%, 12/01/33 (d)               50                             51
     Wyeth
     5.50%, 03/15/13 (d)                                      100                            97
     6.45%, 02/01/24                                          100                            100
                                                                                             531
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
     General Dynamics Corp., 4.25%, 05/15/13                  250                            229
     Lockheed Martin Corp., 8.50%, 12/01/29                   75                             94
     Northrop Grumman Corp., 7.75%, 03/01/16                  150                            169
     Raytheon Co.
     6.15%, 11/01/08                                          89                             90
     5.38%, 04/01/13                                          100                            97
     United Technologies Corp.
     6.35%, 03/01/11                                          75                             77
     6.70%, 08/01/28                                          50                             53
                                                                                             809
Building Materials - 0.0%
     Masco Corp., 5.88%, 07/15/12                             75                             74

Electronics - 0.1%
     Thermo Electron Corp., 5.00%, 06/01/15                   200                            185

Environmental Control - 0.1%
     Waste Management Inc., 7.38%, 08/01/10                   100                            105

Manufacturing - 0.2%
     General Electric Co., 5.00%, 02/01/13                    100                            96
     Honeywell International Inc., 6.13%, 11/01/11            100                            102
     Tyco International Group SA
     6.13%, 01/15/09                                          150                            151
     6.38%, 10/15/11                                          50                             51
                                                                                             400
Transportation - 0.4%
     Burlington Northern Santa Fe Corp., 5.90%, 07/01/12      150                            151
     CSX Corp.
     6.75%, 03/15/11                                          50                             52
     6.30%, 03/15/12                                          250                            255
     Norfolk Southern Corp., 7.25%, 02/15/31                  75                             83
     Union Pacific Corp.
     6.63%, 02/01/08                                          250                            253
     6.63%, 02/01/29                                          25                             26
                                                                                             820
TECHNOLOGY - 0.4%
Computers - 0.4%
     Hewlett-Packard Co., 6.50%, 07/01/12                     250                            259
     International Business Machines Corp.
     5.38%, 02/01/09                                          300                            299
     6.50%, 01/15/28                                          200                            206
                                                                                             764
UTILITIES - 1.3%
Electric - 1.3%
     Alabama Power Co., 5.88%, 12/01/22                       100                            98
     American Electric Power Co. Inc., 5.38%, 03/15/10        100                            98
     Consolidated Edison Co. of New York, 5.30%, 03/01/35     250                            215
     Constellation Energy Group Inc., 7.00%, 04/01/12         100                            104
     Consumers Energy Co., 5.50%, 08/15/16                    25                             24
     Dominion Resources Inc., 7.20%, 09/15/14                 50                             53
     Duke Energy Corp., 5.63%, 11/30/12                       150                            148
     Emerson Electric Co., 5.00%, 12/15/14                    100                            95
     Exelon Generation Co. LLC, 5.35%, 01/15/14               150                            143
     FirstEnergy Corp.
     6.45%, 11/15/11                                          125                            127
     7.38%, 11/15/31                                          25                             27
     Hydro Quebec, 7.50%, 04/01/16                            100                            113
     MidAmerican Energy Co., 6.75%, 12/30/31                  50                             52
     MidAmerican Energy Holdings Co., 5.88%, 10/01/12         100                            99
     Nisource Finance Corp., 5.40%, 07/15/14                  75                             71
     Northern States Power-Minnesota, 8.00%, 08/28/12         100                            111
     Pacific Gas & Electric Co.
     4.80%, 03/01/14                                          250                            233
     6.05%, 03/01/34                                          100                            94
     PPL Electric Utilities Corp., 6.25%, 08/15/09            100                            101
     Progress Energy Inc., 7.75%, 03/01/31                    50                             56
     PSEG Power LLC, 8.63%, 04/15/31                          75                             92
     SCANA Corp., 6.88%, 05/15/11                             75                             78
     Scottish Power Plc, 5.38%, 03/15/15                      50                             47
     Southern California Edison Co., 6.00%, 01/15/34          75                             72
     TXU Electric Delivery Co.
     6.38%, 01/15/15                                          150                            150
     7.00%, 09/01/22                                          100                            104
     TXU Energy Co. LLC, 7.00%, 03/15/13                      25                             26
                                                                                             2,631

     Total Corporate Bonds and Notes (cost $43,631)                                          41,753

GOVERNMENT AND AGENCY OBLIGATIONS - 72.5%
GOVERNMENT SECURITIES - 26.8%
Municipals - 0.1%
     New Jersey State Turnpike Authority,  4.25%, 01/01/16    100                            91
     State of Illinois, 5.10%, 06/01/33                       200                            179
                                                                                             270
Sovereign - 2.6%
     Asian Development Bank, 4.13%, 09/15/10                  100                            95
     Chile Government International Bond, 5.50%, 01/15/13     100                            97
     Corp Andina de Fomento, 6.88%, 03/15/12                  150                            156
     European Investment Bank
     3.13%, 10/15/07                                          250                            243
     3.88%, 08/15/08                                          250                            243
     4.13%, 09/15/10                                          250                            239
     4.63%, 05/15/14                                          150                            142
     4.88%, 02/16/16                                          250                            238
     Financement-Quebec, 5.00%, 10/25/12                      100                            96
     Inter-American Development Bank, 7.38%, 01/15/10         100                            106
     International Bank for Reconstruction & Development,
     7.63%, 01/19/23                                          300                            363
     Israel Government International Bond, 4.63%, 06/15/13    75                             69
     Italy Government International Bond
     4.00%, 06/16/08                                          250                            243
     5.63%, 06/15/12                                          250                            251
     4.38%, 06/15/13                                          100                            94
     6.88%, 09/27/23                                          200                            221
     5.38%, 06/15/33                                          100                            93
     Mexico Government International Bond
     6.38%, 01/16/13                                          89                             89
     5.88%, 01/15/14                                          250                            243
     6.63%, 03/03/15                                          93                             94
     7.50%, 04/08/33                                          250                            266
     Province of Nova Scotia Canada, 5.75%, 02/27/12          100                            101
     Province of Ontario
     3.63%, 10/21/09                                          150                            142
     4.50%, 02/03/15                                          100                            93
     5.45%, 04/27/16                                          250                            248
     Province of Quebec Canada
     5.75%, 02/15/09                                          125                            126
     4.60%, 05/26/15                                          250                            232
     7.50%, 07/15/23                                          100                            118
     Republic of Korea, 8.88%, 04/15/08                       300                            317
     Svensk Exportkredit AB, 4.00%, 06/15/10                  200                            190
                                                                                             5,248
U.S. Treasury Securities - 24.1%
     U.S. Treasury Bond
     10.38%, 11/15/12                                         240                            257
     12.00%, 08/15/13 (l)                                     250                            284
     11.25%, 02/15/15                                         495                            704
     10.63%, 08/15/15                                         150                            210
     7.25%, 05/15/16 (l)                                      270                            313
     8.75%, 05/15/17 (l)                                      715                            923
     9.00%, 11/15/18                                          500                            668
     8.88%, 02/15/19 (l)                                      645                            857
     8.13%, 08/15/19                                          200                            253
     8.50%, 02/15/20                                          40                             52
     8.75%, 05/15/20                                          180                            240
     8.00%, 11/15/21                                          1,010                          1,292
     7.13%, 02/15/23                                          735                            879
     6.25%, 08/15/23                                          550                            607
     6.88%, 08/15/25                                          190                            225
     6.00%, 02/15/26                                          600                            650
     6.75%, 08/15/26                                          200                            235
     6.50%, 11/15/26                                          360                            413
     6.38%, 08/15/27 (l)                                      380                            431
     6.13%, 11/15/27                                          300                            331
     5.25%, 02/15/29                                          715                            712
     6.25%, 05/15/30 (l)                                      1,200                          1,359
     4.50%, 02/15/36                                          300                            269
     U.S. Treasury Note
     3.25%, 08/15/07                                          320                            313
     4.00%, 08/31/07                                          1,000                          986
     4.25%, 10/31/07                                          300                            296
     3.00%, 11/15/07                                          700                            680
     4.38%, 01/31/08                                          1,400                          1,383
     3.38%, 02/15/08                                          1,000                          972
     5.50%, 02/15/08                                          300                            302
     4.63%, 02/29/08                                          847                            839
     4.88%, 04/30/08                                          1,800                          1,790
     3.75%, 05/15/08                                          500                            487
     2.63%, 05/15/08 (f)                                      2,430                          2,320
     4.13%, 08/15/08                                          510                            500
     3.13%, 09/15/08                                          1,450                          1,389
     3.38%, 11/15/08                                          980                            941
     4.75%, 11/15/08                                          890                            882
     3.38%, 12/15/08                                          1,050                          1,008
     3.25%, 01/15/09                                          710                            678
     4.50%, 02/15/09                                          1,000                          984
     2.63%, 03/15/09                                          1,660                          1,556
     5.50%, 05/15/09                                          310                            313
     3.63%, 07/15/09                                          230                            220
     6.00%, 08/15/09                                          500                            512
     3.38%, 10/15/09                                          980                            929
     3.50%, 02/15/10                                          2,050                          1,942
     6.50%, 02/15/10 (l)                                      670                            700
     4.00%, 04/15/10                                          1,500                          1,443
     3.88%, 07/15/10                                          1,020                          975
     4.13%, 08/15/10                                          120                            116
     4.25%, 10/15/10                                          540                            523
     5.00%, 02/15/11                                          1,220                          1,217
     4.50%, 02/28/11                                          62                             60
     5.00%, 08/15/11                                          1,030                          1,027
     4.88%, 02/15/12                                          505                            499
     4.38%, 08/15/12                                          245                            236
     4.00%, 11/15/12                                          370                            348
     3.88%, 02/15/13                                          590                            549
     3.63%, 05/15/13                                          600                            549
     4.25%, 08/15/13                                          250                            237
     4.00%, 02/15/14 (f)                                      2,550                          2,369
     4.75%, 05/15/14                                          540                            527
     4.25%, 08/15/14                                          465                            438
     4.25%, 11/15/14                                          870                            818
     4.00%, 02/15/15                                          470                            433
     4.13%, 05/15/15                                          600                            557
     4.25%, 08/15/15                                          620                            580
     4.50%, 11/15/15                                          600                            572
     4.50%, 02/15/16                                          132                            126
                                                                                             49,285
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 45.7%
Federal Home Loan Bank - 1.8%
     Federal Home Loan Bank
     3.38%, 09/14/07                                          1,075                          1,050
     4.13%, 10/26/07                                          50                             49
     3.63%, 01/15/08                                          300                            292
     4.00%, 03/10/08                                          150                            146
     2.75%, 03/14/08                                          600                            574
     4.10%, 06/13/08                                          150                            146
     4.90%, 07/24/08                                          50                             49
     3.00%, 04/15/09                                          1,200                          1,128
     5.75%, 05/15/12                                          325                            330
     4.50%, 11/15/12                                          200                            189
                                                                                             3,953
Federal Home Loan Mortgage Corp. - 19.4%
     Federal Home Loan Mortgage Corp.
     5.50%, TBA (c)                                           1,000                          960
     3.30%, 09/14/07                                          100                            96
     3.25%, 11/02/07                                          150                            145
     4.38%, 11/16/07                                          200                            197
     5.00%, 02/08/08                                          100                            99
     5.38%, 05/22/08                                          700                            697
     4.50%, 08/04/08                                          200                            196
     4.90%, 11/03/08                                          100                            98
     4.63%, 12/19/08                                          900                            883
     4.25%, 07/15/09                                          50                             48
     4.13%, 09/01/09                                          100                            96
     4.13%, 11/18/09                                          300                            288
     4.38%, 01/25/10                                          200                            193
     4.38%, 03/01/10                                          300                            289
     4.50%, 07/06/10                                          200                            193
     4.13%, 07/12/10                                          800                            761
     4.13%, 02/24/11                                          500                            471
     5.40%, 02/28/11                                          50                             49
     5.40%, 03/09/11                                          200                            198
     5.75%, 05/11/11                                          200                            199
     5.50%, 09/15/11                                          500                            500
     5.13%, 07/15/12                                          428                            420
     4.50%, 01/15/13                                          500                            473
     4.63%, 05/28/13                                          75                             70
     6.50%, 06/01/14                                          141                            142
     5.25%, 06/18/14                                          1,090                          1,073
     4.38%, 07/17/15                                          300                            276
     7.00%, 08/01/15                                          26                             26
     7.00%, 11/01/15                                          1                              1
     7.00%, 11/02/16                                          83                             85
     6.00%, 12/01/16                                          68                             68
     4.50%, 01/01/18                                          62                             59
     5.50%, 04/01/18                                          38                             38
     4.50%, 11/01/18                                          1273                           1204
     4.50%, 12/01/18                                          1,085                          1,026
     6.00%, 02/01/19                                          480                            482
     4.00%, 05/01/19                                          59                             54
     5.00%, 07/01/19                                          134                            129
     5.00%, 08/01/20                                          740                            714
     4.00%, 09/01/20                                          386                            356
     4.50%, 09/01/20                                          785                            741
     5.00%, 10/01/20                                          1,986                          1,912
     5.50%, 12/01/20                                          1,709                          1,677
     5.00%, 02/01/21                                          98                             94
     5.50%, 05/01/21                                          797                            782
     6.50%, 07/01/28                                          197                            199
     6.50%, 12/01/28                                          94                             95
     6.50%, 05/01/29                                          34                             34
     6.75%, 09/15/29                                          60                             68
     6.50%, 03/01/31                                          35                             35
     7.00%, 06/01/31                                          19                             20
     7.50%, 11/01/31                                          214                            222
     7.50%, 04/01/32                                          355                            367
     6.25%, 07/15/32                                          100                            109
     5.50%, 10/01/32                                          1,479                          1,426
     5.50%, 04/01/33                                          487                            469
     6.00%, 04/01/33                                          10                             10
     5.00%, 09/01/33                                          2,953                          2,772
     4.50%, 10/01/33                                          9                              8
     6.00%, 07/01/34                                          374                            369
     6.50%, 12/01/34                                          739                            744
     6.50%, 06/01/35                                          10                             10
     6.50%, 07/01/35                                          19                             19
     5.00%, 11/01/35                                          2,627                          2,456
     5.50%, 11/01/35                                          991                            953
     4.50%, 12/01/35                                          396                            359
     5.50%, 12/01/35                                          3,142                          3,019
     6.00%, 12/01/35                                          3,305                          3,256
     4.50%, 01/01/36                                          398                            361
     5.50%, 02/01/36                                          1,195                          1,148
     6.00%, 02/01/36                                          985                            970
     5.00%, 03/01/36                                          74                             70
     5.00%, 04/01/36                                          522                            488
     5.50%, 05/01/36                                          899                            864
                                                                                             39,478
Federal National Mortgage Association - 21.0%
     Federal National Mortgage Association
     4.50%, TBA (c)                                           747                            707
     6.00%, TBA (c)                                           1,000                          985
     4.38%, 09/07/07                                          100                            99
     4.25%, 09/15/07                                          295                            291
     3.65%, 11/30/07                                          200                            195
     4.88%, 01/11/08                                          100                            99
     3.25%, 01/15/08                                          330                            320
     5.10%, 02/22/08                                          100                            99
     5.25%, 04/04/08                                          200                            199
     6.00%, 05/15/08                                          950                            959
     2.50%, 06/15/08                                          355                            337
     3.88%, 07/15/08                                          550                            533
     4.50%, 08/04/08                                          300                            294
     4.50%, 08/15/08                                          150                            147
     5.25%, 01/15/09                                          500                            498
     5.00%, 01/23/09                                          150                            148
     3.25%, 02/15/09                                          350                            331
     4.25%, 05/15/09                                          150                            145
     6.63%, 09/15/09 (l)                                      520                            538
     4.13%, 05/15/10                                          645                            615
     4.63%, 06/01/10                                          200                            193
     6.00%, 05/15/11                                          700                            715
     4.63%, 10/15/14                                          550                            518
     4.38%, 10/15/15                                          390                            360
     6.50%, 02/01/16                                          13                             13
     5.00%, 03/15/16                                          400                            384
     6.00%, 06/01/16                                          121                            121
     6.50%, 09/01/16                                          23                             23
     6.00%, 10/01/16                                          184                            185
     6.50%, 10/01/16                                          38                             38
     6.50%, 12/01/16                                          1                              1
     5.50%, 03/01/17                                          43                             42
     5.50%, 09/01/17                                          686                            674
     5.00%, 10/01/17                                          62                             60
     5.00%, 01/01/18                                          305                            294
     4.50%, 03/01/18                                          811                            769
     4.00%, 07/01/18                                          564                            522
     4.00%, 08/01/18                                          356                            329
     4.00%, 10/01/18                                          139                            128
     4.50%, 11/01/18                                          463                            439
     5.00%, 11/01/18                                          1,350                          1,303
     5.50%, 05/01/20                                          436                            428
     4.50%, 07/01/20                                          878                            831
     5.00%, 11/01/20                                          2,299                          2,215
     6.00%, 12/01/20                                          368                            370
     5.00%, 02/01/21                                          193                            186
     4.50%, 03/01/21                                          197                            186
     6.25%, 05/15/29 (l)                                      225                            243
     7.25%, 05/15/30                                          540                            655
     7.00%, 09/01/30                                          10                             10
     6.63%, 11/15/30                                          160                            181
     7.00%, 02/01/31                                          111                            113
     5.50%, 01/01/32                                          298                            288
     6.50%, 07/01/32                                          99                             100
     7.00%, 07/01/32                                          28                             28
     6.00%, 02/01/33                                          271                            268
     5.50%, 06/01/33                                          2,323                          2,241
     5.50%, 10/01/33                                          2,325                          2,243
     4.50%, 11/01/33                                          947                            863
     5.00%, 11/01/33                                          1,906                          1,790
     5.50%, 11/01/33                                          481                            464
     6.00%, 12/01/33                                          617                            609
     5.00%, 02/01/34                                          2,980                          2,799
     5.00%, 04/01/34                                          383                            359
     5.00%, 06/01/34                                          239                            224
     5.50%, 07/01/34                                          1,298                          1,250
     6.50%, 07/01/34                                          788                            795
     6.00%, 08/01/34                                          807                            796
     5.50%, 02/01/35                                          1,279                          1,232
     6.50%, 04/01/35                                          551                            554
     5.50%, 08/01/35                                          295                            284
     4.50%, 10/01/35                                          94                             85
     5.00%, 11/01/35                                          3445                           3222
     5.50%, 12/01/35                                          897                            862
     7.00%, 12/01/35                                          14                             14
     7.00%, 02/01/36                                          364                            373
     6.00%, 06/01/36                                          998                            982
                                                                                             42,793
Government National Mortgage Association - 3.5%
     Government National Mortgage Association
     5.50%, 06/15/20                                          300                            292
     6.50%, 06/15/20                                          700                            709
     8.00%, 04/15/30                                          41                             44
     8.50%, 06/15/30                                          18                             20
     8.50%, 12/15/30                                          1                              1
     6.50%, 01/15/32                                          171                            173
     6.00%, 10/15/32                                          150                            149
     6.00%, 01/15/33                                          312                            310
     5.50%, 07/15/33                                          456                            443
     6.50%, 12/15/33                                          275                            279
     6.00%, 07/15/34                                          113                            112
     6.00%, 08/15/34                                          545                            542
     5.00%, 01/15/35                                          1,258                          1,191
     5.00%, 03/15/35                                          294                            278
     5.50%, 04/15/35                                          486                            471
     6.00%, 05/15/35                                          228                            226
     5.50%, 11/15/35                                          492                            477
     5.50%, 12/15/35                                          486                            471
     5.50%, 03/15/36                                          692                            670
     6.50%, 03/15/36                                          287                            290
                                                                                             7,148

     Total Government and Agency Obligations (cost $152,218)                                 148,175

SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 1.2%
     JNL Money Market Fund, 5.03% (a) (n)                     2,433                          2,433

Securities Lending Collateral - 1.4%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   2,844                          2,844

     Total Short Term Investments (cost $5,277)                                              5,277

Total Investments - 101.2% (cost $213,246)                                                   206,873
Other Assets and Liabilities, Net -  (1.2%)                                                  (2,499)
Total Net Assets - 100%                                                                      $204,374

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 98.3%
BASIC MATERIALS - 2.6%
Chemicals - 1.4%
     Ashland Inc.                                             -                              $20
     EI Du Pont de Nemours & Co.                              7                              286
     International Flavors & Fragrances Inc.                  -                              14
     Rohm & Haas Co.                                          8                              406
     Sherwin-Williams Co.                                     2                              76
     Sigma-Aldrich Corp.                                      -                              29
                                                                                             831
Forest Products & Paper - 0.3%
     International Paper Co.                                  3                              87
     MeadWestvaco Corp.                                       1                              28
     Plum Creek Timber Co. Inc.                               1                              35
     Temple-Inland Inc.                                       1                              24
                                                                                             174
Iron & Steel - 0.2%
     Allegheny Technologies Inc.                              1                              34
     Nucor Corp.                                              2                              87
     United States Steel Corp.                                -                              28
                                                                                             149
Mining - 0.7%
     Alcoa Inc.                                               5                              147
     Freeport-McMoRan Copper & Gold Inc. (l)                  1                              44
     Newmont Mining Corp.                                     2                              119
     Phelps Dodge Corp.                                       1                              82
     Vulcan Materials Co.                                     1                              39
                                                                                             431
COMMUNICATIONS - 6.9%
E - Commerce - 0.1%
     eBay Inc. (b)                                            3                              88

Internet - 0.7%
     Google Inc. - Class A (b)                                1                              440

Telecommunications - 5.3%
     AT&T Inc.                                                27                             754
     BellSouth Corp.                                          12                             434
     Ciena Corp. (b)                                          2                              11
     Cisco Systems Inc. (b)                                   20                             396
     Citizens Communications Co.                              2                              21
     Comverse Technology Inc. (b)                             2                              39
     Corning Inc. (b)                                         20                             491
     Embarq Corp. (b)                                         1                              22
     Lucent Technologies Inc. (b)                             24                             57
     Motorola Inc.                                            5                              91
     Qwest Communications International Inc. (b) (l)          8                              62
     Sprint Nextel Corp.                                      11                             214
     Verizon Communications Inc.                              20                             666
                                                                                             3,258
Wireless Telecommunications - 0.8%
     Qualcomm Inc.                                            12                             469

CONSUMER, CYCLICAL - 14.7%
Airlines - 0.2%
     Southwest Airlines Co.                                   3                              57

Apparel - 0.9%
     Coach Inc. (b)                                           13                             373
     Nike Inc. - Class B                                      3                              211
                                                                                             584
Automobiles - 0.3%
     Cooper Tire & Rubber Co. (l)                             -                              3
     Ford Motor Co. (l)                                       10                             69
     General Motors Corp. (l)                                 3                              89
                                                                                             161
Beverages - 2.5%
     Brown-Forman Corp. - Class B                             1                              98
     Coca-Cola Co.                                            19                             798
     Coca-Cola Enterprises Inc.                               9                              189
     PepsiCo Inc.                                             8                              467
                                                                                             1,552
Home Builders - 0.1%
     KB Home                                                  2                              87

Home Furnishings - 0.5%
     Harman International Industries Inc.                     4                              324

Leisure Time - 0.7%
     Carnival Corp.                                           3                              135
     Harley-Davidson Inc.                                     4                              236
     Sabre Holdings Corp.                                     3                              73
                                                                                             442
Lodging - 0.5%
     Hilton Hotels Corp.                                      10                             283

Media - 4.2%
     CBS Corp.                                                4                              113
     Comcast Corp. - Class A (b) (l)                          14                             455
     McClatchy Co. - Class A (l)                              -                              8
     Meredith Corp. (l)                                       2                              104
     News Corp. - Class A                                     30                             581
     Time Warner Inc.                                         41                             710
     Viacom Inc. (b)                                          6                              200
     Walt Disney Co.                                          15                             437
                                                                                             2,608
Office & Business Equipment - 0.1%
     Pitney Bowes Inc.                                        1                              50

Retail - 4.7%
     CVS Corp.                                                1                              18
     Dillard's Inc. - Class A                                 9                              274
     Dollar General Corp.                                     7                              101
     Home Depot Inc.                                          13                             466
     JC Penney Co. Inc.                                       6                              412
     Lowe's Cos. Inc.                                         6                              358
     Sears Holdings Corp. (b)                                 1                              77
     Target Corp.                                             4                              191
     Walgreen Co.                                             6                              285
     Wal-Mart Stores Inc.                                     15                             746
                                                                                             2,928
Textiles - 0.0%
     Cintas Corp.                                             1                              27

CONSUMER, NON-CYCLICAL - 6.0%
Commercial Services - 0.4%
     Cendant Corp.                                            6                              91
     Equifax Inc.                                             1                              21
     H&R Block Inc. (l)                                       2                              43
     Paychex Inc.                                             3                              97
     RR Donnelley & Sons Co.                                  1                              37
                                                                                             289
Cosmetics & Personal Care - 2.3%
     Alberto-Culver Co. - Class B                             6                              307
     Estee Lauder Cos. Inc.                                   8                              317
     Proctor & Gamble Co.                                     14                             781
                                                                                             1,405
Food - 1.4%
     General Mills Inc.                                       3                              150
     Kellogg Co.                                              5                              237
     McCormick & Co. Inc.                                     9                              315
     Supervalu Inc.                                           6                              192
                                                                                             894
Household Products - 0.4%
     Avery Dennison Corp.                                     1                              29
     Kimberly-Clark Corp.                                     3                              204
                                                                                             233
Tobacco - 1.5%
     Altria Group Inc.                                        11                             811
     Reynolds American Inc. (l)                               -                              53
     UST Inc. (l)                                             1                              41
                                                                                             905
ENERGY - 9.0%
Oil & Gas - 8.7%
     Apache Corp.                                             2                              110
     Chesapeake Enegy Corp. (l)                               2                              60
     Chevron Corp.                                            13                             806
     ConocoPhillips                                           8                              506
     Exxon Mobil Corp.                                        34                             2,087
     Halliburton Co.                                          3                              191
     Kerr-McGee Corp.                                         1                              42
     KeySpan Corp.                                            1                              36
     Nabors Industries Ltd. (b)                               10                             331
     Noble Corp.                                              2                              171
     Rowan Cos. Inc.                                          8                              299
     Schlumberger Ltd.                                        5                              313
     Transocean Inc. (b)                                      6                              482
                                                                                             5,434
Pipelines - 0.3%
     El Paso Corp. (l)                                        3                              47
     Kinder Morgan Inc.                                       1                              60
     Williams Cos. Inc.                                       3                              65
                                                                                             172
FINANCIALS - 21.2%
Banks - 7.0%
     Bank of America Corp.                                    30                             1,440
     Comerica Inc.                                            7                              348
     Compass Bancshares Inc.                                  5                              289
     Keycorp                                                  9                              314
     North Fork Bancorp. Inc.                                 3                              78
     SunTrust Banks Inc.                                      6                              419
     Synovus Financial Corp.                                  13                             351
     US Bancorp.                                              9                              262
     Wachovia Corp.                                           9                              500
     Wells Fargo & Co.                                        4                              279
                                                                                             4,280
Diversified Financial Services - 8.3%
     American Express Co.                                     1                              57
     Ameriprise Financial Inc.                                1                              46
     Capital One Financial Corp.                              2                              137
     CIT Group Inc.                                           7                              350
     Citigroup Inc.                                           27                             1,309
     Countrywide Financial Corp.                              5                              194
     Fannie Mae                                               5                              245
     Franklin Resources Inc.                                  2                              156
     Freddie Mac                                              4                              211
     Goldman Sachs Group Inc.                                 5                              682
     JPMorgan Chase & Co.                                     11                             450
     Lehman Brothers Holdings Inc.                            3                              208
     Merrill Lynch & Co. Inc.                                 6                              423
     Morgan Stanley                                           11                             692
                                                                                             5,160
Insurance - 4.8%
     Aflac Inc.                                               3                              125
     Allstate Corp.                                           4                              192
     AMBAC Financial Group Inc.                               1                              41
     American International Group Inc.                        18                             1,091
     Cigna Corp.                                              2                              227
     Hartford Financial Services Group Inc.                   1                              110
     Lincoln National Corp.                                   1                              81
     Loews Corp.                                              3                              96
     MBIA Inc.                                                2                              129
     Metlife Inc.                                             10                             512
     MGIC Investment Corp. (l)                                2                              104
     Prudential Financial Inc.                                1                              106
     Safeco Corp.                                             2                              130
     Torchmark Corp.                                          1                              30
                                                                                             2,974
Real Estate Investment Trusts - 0.9%
     Apartment Investment & Management Co.                    -                              17
     Archstone-Smith Trust                                    1                              56
     Boston Properties Inc.                                   1                              45
     Equity Office Properties Trust                           2                              78
     Equity Residential                                       2                              67
     Kimco Realty Corp.                                       1                              40
     Prologis                                                 1                              68
     Public Storage Inc.                                      -                              30
     Simon Property Group Inc.                                1                              100
     Vornado Realty Trust                                     1                              59
                                                                                             560
Savings & Loans - 0.2%
     Golden West Financial Corp.                              2                              133
     Sovereign Bancorp. Inc.                                  -                              2
                                                                                             135
HEALTH CARE - 11.8%
Biotechnology - 1.0%
     Amgen Inc. (b)                                           7                              429
     Biogen Idec Inc. (b)                                     2                              83
     Genzyme Corp. (b)                                        1                              75
     Medimmune Inc. (b)                                       1                              36
                                                                                             623
Healthcare Providers & Services - 5.7%
     Becton Dickinson & Co.                                   3                              166
     Biomet Inc.                                              3                              81
     HCA Inc.                                                 7                              293
     Health Management Associates Inc.                        3                              49
     Johnson & Johnson                                        17                             1,010
     Manor Care Inc.                                          6                              272
     Medtronic Inc.                                           1                              58
     Quest Diagnostics Inc.                                   6                              383
     Stryker Corp.                                            8                              350
     Tenet Healthcare Corp. (b) (l)                           2                              16
     UnitedHealth Group Inc.                                  7                              300
     WellPoint Inc. (b)                                       3                              236
     Zimmer Holdings Inc. (b)                                 6                              312
                                                                                             3,526
Pharmaceuticals - 5.1%
     Abbott Laboratories                                      9                              411
     Bristol-Myers Squibb Co.                                 6                              155
     Eli Lilly & Co.                                          7                              366
     Gilead Sciences Inc. (b)                                 3                              148
     Hospira Inc. (b)                                         4                              150
     Merck & Co. Inc.                                         12                             423
     Mylan Laboratories Inc.                                  8                              154
     Pfizer Inc.                                              26                             617
     Schering-Plough Corp.                                    24                             447
     Wyeth                                                    7                              311
                                                                                             3,182
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.7%
     Boeing Co.                                               5                              386
     Goodrich Corp.                                           1                              32
     Lockheed Martin Corp.                                    6                              434
     Raytheon Co.                                             9                              407
     Rockwell Collins Inc.                                    7                              363
                                                                                             1,622
Building Materials - 0.2%
     Masco Corp.                                              5                              154

Diversified Machinery - 0.1%
     Cummins Inc.                                             -                              37

Environmental Control - 0.2%
     Allied Waste Industries Inc. (b)                         2                              17
     Waste Management Inc.                                    3                              108
                                                                                             125
Manufacturing - 7.0%
     3M Corp.                                                 4                              338
     Dover Corp.                                              6                              287
     General Electric Corp.                                   60                             1,989
     Honeywell Inernational Inc.                              3                              129
     Illinois Tool Works Inc.                                 9                              409
     Ingersoll-Rand Co. Ltd. - Class A                        9                              405
     Leggett & Platt Inc.                                     13                             322
     Parker Hannifin Corp.                                    4                              287
     Tyco International Ltd.                                  7                              193
                                                                                             4,359
Packaging & Containers - 0.6%
     Ball Corp.                                               1                              22
     Pactiv Corp. (b)                                         13                             329
                                                                                             351
Transportation - 1.8%
     Burlington Northern Santa Fe Corp.                       2                              159
     CSX Corp.                                                1                              70
     FedEx Corp.                                              2                              182
     Norfolk Southern Corp.                                   2                              106
     Union Pacific Corp.                                      1                              137
     United Parcel Service Inc. - Class B                     6                              484
                                                                                             1,138
TECHNOLOGY - 11.1%
Computers - 4.2%
     Apple Computer Inc. (b)                                  6                              316
     Dell Inc. (b)                                            15                             362
     Electronic Data Systems Corp.                            2                              46
     EMC Corp. (b)                                            37                             405
     Hewlett-Packard Co.                                      10                             324
     International Business Machines Corp.                    12                             930
     Lexmark International Inc. (b)                           3                              167
     NCR Corp. (b)                                            1                              33
     Sun Microsystems Inc. (b)                                18                             76
                                                                                             2,659
Data Processing - 0.2%
     Fiserv Inc. (b)                                          2                              109

Semiconductors - 2.3%
     Advanced Micro Devices Inc. (b)                          8                              198
     Analog Devices Inc.                                      3                              90
     Intel Corp.                                              22                             419
     LSI Logic Corp. (b)                                      16                             141
     Teradyne Inc. (b)                                        17                             234
     Texas Instruments Inc.                                   11                             333
                                                                                             1,415
Software - 4.4%
     Autodesk Inc. (b)                                        9                              316
     BMC Software Inc. (b)                                    13                             299
     Compuware Corp. (b)                                      10                             66
     IMS Health Inc. (l)                                      13                             336
     Microsoft Corp.                                          51                             1,200
     Oracle Corp. (b)                                         33                             484
     Parametric Technology Corp. (b)                          1                              16
                                                                                             2,717
UTILITIES - 2.4%
Electric - 2.4%
     Allegheny Energy Inc. (b)                                1                              29
     Ameren Corp. (l)                                         2                              121
     Centerpoint Energy Inc.                                  1                              16
     CMS Energy Corp. (b)                                     1                              17
     Constellation Energy Group Inc.                          5                              289
     Dominion Resources Inc.                                  3                              202
     Duke Energy Corp.                                        5                              152
     Edison International Inc.                                2                              66
     Entergy Corp.                                            1                              71
     Exelon Corp.                                             3                              159
     Molex Inc.                                               5                              158
     PG&E Corp.                                               2                              71
     Southern Co. (l)                                         1                              23
     TXU Corp.                                                2                              132
                                                                                             1,506

     Total Common Stocks (cost $56,271)                                                      60,911

SHORT TERM INVESTMENTS - 4.0%
Money Market Funds - 1.6%
     JNL Money Market Fund, 5.03% (a) (n)                     1,007                          1,007

Securities Lending Collateral - 2.2%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   1,339                          1,339

U.S. Treasury Securities - 0.2%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $150                           149

     Total Short Term Investments (cost $2,495)                                              2,495

Total Investments - 102.3% (cost $58,766)                                                    63,406
Other Assets and Liabilities, Net -  (2.3%)                                                  (1,422)
Total Net Assets - 100%                                                                      $61,984

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 98.3%
BASIC MATERIALS - 7.1%
Chemicals - 2.6%
     Air Liquide                                              4                              $867
     Akzo Nobel NV                                            9                              484
     Asahi Kasei Corp.                                        40                             261
     BASF AG                                                  17                             1,392
     Bayer AG                                                 23                             1,079
     BOC Group Plc                                            17                             511
     Ciba Specialty Chemicals AG                              2                              128
     Clariant AG (b)                                          7                              103
     Daicel Chemical Industries Ltd.                          10                             82
     Dainippon Ink and Chemicals Inc.                         23                             86
     Denki Kagaku Kogyo K K                                   14                             58
     Givaudan                                                 -                              163
     Hitachi Chemical Co. Ltd.                                3                              87
     Imperial Chemical Industries Plc                         40                             267
     Johnson Matthey Plc                                      7                              172
     JSR Corp.                                                6                              146
     Kaneka Corp.                                             10                             91
     Kansai Paint Co. Ltd.                                    8                              64
     Kingboard Chemical Holdings Ltd.                         18                             52
     Koninklijke DSM NV                                       5                              212
     Lonza Group AG                                           1                              84
     Mitsubishi Chemical Holdings Corp.                       40                             247
     Mitsubishi Gas Chemical Co. Inc.                         13                             149
     Mitsui Chemicals Inc.                                    20                             131
     Nippon Kayaku Co. Ltd.                                   4                              33
     Nippon Shokubai Co. Ltd.                                 4                              49
     Nissan Chemical Industries Ltd.                          5                              62
     Nitto Denko Corp.                                        6                              392
     Shin-Etsu Chemical Co. Ltd.                              13                             701
     Showa Denko KK                                           36                             160
     Solvay SA                                                2                              242
     Sumitomo Bakelite Co. Ltd.                               6                              56
     Sumitomo Chemical Co. Ltd.                               51                             425
     Syngenta AG (b)                                          4                              469
     Taiyo Nippon Sanso Corp.                                 8                              63
     Tokuyama Corp.                                           8                              119
     Tosoh Corp.                                              15                             60
     UBE Industries Ltd.                                      29                             84
     Umicore                                                  1                              103
     Yara International ASA                                   7                              87
     Zeon Corp.                                               5                              60
                                                                                             10,081
Forest Products & Paper - 0.4%
     Billerud AB                                              2                              23
     Holmen AB                                                2                              77
     Mayr-Melnhof Karton AG                                   -                              22
     Nippon Paper Group Inc.                                  -                              127
     Norske Skogindustrier ASA                                6                              84
     OJI Paper Co. Ltd.                                       25                             142
     PaperlinX Ltd.                                           14                             32
     Stora Enso Oyj - Class R                                 20                             281
     Svenska Cellulosa AB                                     6                              257
     UPM-Kymmene Oyj                                          17                             373
                                                                                             1,418
Iron & Steel - 1.3%
     Acerinox SA                                              7                              113
     Arcelor                                                  18                             890
     BlueScope Steel Ltd.                                     22                             132
     Boehler-Uddeholm AG                                      1                              74
     Corus Group Plc                                          31                             260
     Daido Steel Co. Ltd.                                     13                             102
     JFE Holdings Inc.                                        18                             783
     Kobe Steel Ltd.                                          97                             303
     Nippon Steel Corp.                                       203                            768
     Nisshin Steel Co. Ltd.                                   27                             87
     OneSteel Ltd.                                            16                             48
     Rautaruukki Oyj                                          3                              85
     Salzgitter AG                                            1                              114
     SSAB Svenskt Stal AB - Class A                           5                              99
     SSAB Svenskt Stal AB - Class B                           2                              34
     Sumitomo Metal Industries Ltd.                           136                            561
     ThyssenKrupp AG                                          12                             409
     Tokyo Steel Manufacturing Co. Ltd.                       3                              74
     Voestalpine AG                                           1                              105
                                                                                             5,041
Mining - 2.8%
     Alumina Ltd.                                             39                             192
     Anglo American Plc                                       48                             1,963
     BHP Billiton Ltd.                                        118                            2,535
     BHP Billiton Plc                                         83                             1,616
     Boliden AB                                               9                              173
     Dowa Mining Co. Ltd.                                     8                              71
     Iluka Resources Ltd.                                     6                              31
     Mitsubishi Materials Corp.                               31                             132
     Mitsui Mining & Smelting Co. Ltd.                        19                             112
     Newcrest Mining Ltd.                                     11                             167
     Nippon Light Metal Co.                                   12                             33
     Outokumpu Oyj                                            4                              88
     Paladin Resources Ltd. (b) (l)                           14                             42
     Rio Tinto Ltd.                                           10                             562
     Rio Tinto Plc                                            36                             1,895
     Sumitomo Metal Mining Co. Ltd.                           19                             248
     Sumitomo Titanium Corp.                                  -                              48
     Toho Titanium Co. Ltd.                                   1                              54
     Xstrata Plc                                              16                             591
     Zinifex Ltd.                                             16                             120
                                                                                             10,673
COMMUNICATIONS - 7.0%
Advertising - 0.4%
     Aegis Group Plc                                          36                             86
     Asatsu-DK Inc.                                           1                              36
     Dentsu Inc.                                              -                              174
     Hakuhodo DY Holdings Inc.                                1                              62
     PagesJaunes Groupe SA (l)                                4                              140
     Publicis Groupe                                          4                              171
     Telefonica Publicidad e Informacion SA                   5                              50
     WPP Group Plc                                            39                             475
                                                                                             1,194
E - Commerce - 0.0%
     Rakuten Inc.                                             -                              129

Internet - 0.3%
     Access Co. Ltd. (b)                                      -                              57
     eAccess Ltd.                                             -                              20
     Index Holdings                                           -                              34
     Matsui Securities Co. Ltd.                               4                              37
     SBI Holdings Inc.                                        -                              110
     Softbank Corp.                                           25                             549
     Trend Micro Inc.                                         3                              101
     Yahoo! Japan Corp.                                       1                              267
                                                                                             1,175
Telecommunications - 3.7%
     Alcatel SA (b)                                           46                             586
     Belgacom SA                                              6                              189
     BT Group Plc                                             283                            1,250
     Deutsche Telekom AG                                      92                             1,482
     Eircom Group Plc                                         29                             80
     Elisa Oyj                                                6                              105
     Foxconn International Holdings Ltd. (b)                  127                            271
     France Telecom SA                                        57                             1,228
     Hellenic Telecommunications Organization SA (b)          10                             230
     Intracom Holdings SA (b)                                 3                              19
     KDDI Corp.                                               -                              510
     Kudelski SA                                              1                              22
     Nippon Telegraph & Telephone Corp.                       -                              863
     NTT Data Corp.                                           -                              190
     Oki Electric Industry Co. Ltd.                           21                             50
     PCCW Ltd.                                                114                            81
     Portugal Telecom SGPS SA                                 27                             328
     PT Multimedia Servicos de Telecomunicacoes
      e Multimedia SGPS SA                                    2                              23
     Royal KPN NV                                             66                             739
     Singapore Telecommunications Ltd.                        247                            396
     Swisscom AG                                              1                              218
     Tandberg ASA                                             4                              31
     Tandberg Television ASA (b)                              2                              35
     Tele2 AB                                                 11                             112
     Telecom Corp. of New Zealand Ltd. (l)                    66                             162
     Telecom Italia                                           199                            514
     Telecom Italia SpA                                       362                            1,009
     Telefonica SA                                            150                            2,502
     Telekom Austria AG                                       12                             260
     Telenor ASA                                              25                             308
     TeliaSonera AB                                           62                             352
     Telstra Corp. Ltd. (l)                                   67                             184
     Tiscali SpA (b)                                          8                              25
                                                                                             14,354
Wireless Telecommunications - 2.6%
     Cosmote Mobile Telecommunications SA                     4                              95
     Hikari Tsushin Inc.                                      1                              32
     Hutchison Telecommunications International Ltd. (b)      57                             92
     Mobistar SA                                              1                              92
     Nokia Oyj                                                142                            2,895
     NTT DoCoMo Inc.                                          1                              931
     Telefonaktiebolaget LM Ericsson - Class B                500                            1,655
     Uniden Corp.                                             2                              22
     Vodafone Group Plc                                       2,031                          4,329
                                                                                             10,143
CONSUMER, CYCLICAL - 14.3%
Airlines - 0.2%
     Air France-KLM (l)                                       4                              92
     All Nippon Airways Co. Ltd.                              23                             89
     British Airways Plc (b)                                  19                             118
     Cathay Pacific Airways Ltd.                              38                             67
     Deutsche Lufthansa AG                                    8                              144
     Iberia Lineas Aereas de Espana                           13                             33
     Japan Airlines Corp. (b)                                 25                             63
     Qantas Airways Ltd.                                      27                             59
     Ryanair Holdings Plc (b)                                 1                              8
     SAS AB (b)                                               2                              24
     Singapore Airlines Ltd.                                  19                             152
                                                                                             849
Apparel - 0.3%
     Adidas-Salomon AG                                        7                              315
     Asics Corp.                                              6                              61
     Benetton Group SpA                                       2                              27
     Billabong International Ltd.                             5                              52
     Burberry Group Plc                                       14                             115
     Gunze Ltd.                                               6                              36
     Hermes International                                     2                              201
     Onward Kashiyama Co. Ltd.                                4                              62
     Puma AG Rudolf Dassler Sport                             -                              148
     Tokyo Style Co. Ltd.                                     2                              24
     Wacoal Holdings Corp.                                    3                              42
     Yue Yuen Industrial Holdings                             14                             37
                                                                                             1,120
Automobiles - 3.7%
     Aisin Seiki Co. Ltd.                                     6                              187
     Bridgestone Corp.                                        22                             424
     Compagnie Generale des Etablissements Michelin           5                              281
     Continental AG                                           4                              441
     DaimlerChrysler AG                                       31                             1,520
     Denso Corp.                                              18                             575
     Fiat SpA (b)                                             19                             252
     GKN Plc                                                  23                             114
     Hino Motors Ltd.                                         8                              47
     Honda Motor Co. Ltd.                                     53                             1,668
     JTEKT Corp.                                              6                              116
     NGK Spark Plug Co. Ltd.                                  6                              121
     NHK Spring Co. Ltd.                                      6                              69
     Nissan Motor Co. Ltd.                                    77                             837
     NOK Corp.                                                4                              113
     Nokian Renkaat Oyj                                       4                              50
     Peugeot SA                                               5                              326
     Pirelli & C SpA                                          91                             80
     Porsche AG                                               -                              251
     Renault SA                                               6                              676
     Scania AB - Class B                                      4                              162
     Sumitomo Rubber Industries Inc.                          5                              55
     Tokai Rika Co. Ltd.                                      2                              46
     Toyoda Gosei Co. Ltd.                                    2                              36
     Toyota Motor Corp.                                       97                             5,082
     Valeo SA                                                 2                              83
     Volkswagen AG                                            6                              398
     Yamaha Motor Co. Ltd. (l)                                6                              152
                                                                                             14,162
Beverages - 1.4%
     Asahi Breweries Ltd.                                     12                             167
     Boots Group Plc                                          16                             230
     C&C Group Plc                                            10                             86
     Carlsberg A/S                                            1                              86
     Coca Cola Hellenic Bottling Co. SA                       4                              111
     Coca-Cola Amatil Ltd.                                    18                             92
     Coca-Cola West Holdings Co. Ltd.                         2                              47
     Diageo Plc                                               96                             1,619
     Foster's Group Ltd.                                      67                             273
     Fraser & Neave Ltd.                                      34                             85
     Heineken NV                                              8                              356
     Husqvarna AB - Class B (b) (l)                           9                              113
     InBev NV                                                 6                              308
     Ito En Ltd. (l)                                          2                              77
     Kirin Brewery Co. Ltd.                                   26                             409
     Lion Nathan Ltd.                                         8                              46
     Pernod-Ricard SA                                         2                              491
     SABMiller Plc                                            31                             551
     Sapporo Holdings Ltd.                                    8                              40
     Scottish & Newcastle Plc                                 28                             259
     Takara Holdings Inc.                                     4                              23
                                                                                             5,469
Distribution & Wholesale - 1.1%
     Buhrmann NV                                              3                              50
     Canon Marketing Japan Inc.                               2                              41
     Esprit Holdings Ltd.                                     32                             259
     Hagemeyer NV (b)                                         19                             88
     Hitachi High-Technologies Corp.                          2                              70
     Inchcape Plc                                             16                             138
     Itochu Corp.                                             50                             439
     Jardine Cycle & Carriage Ltd.                            3                              18
     Li & Fung Ltd.                                           64                             129
     Marubeni Corp.                                           47                             251
     Mitsubishi Corp.                                         46                             912
     Mitsui & Co. Ltd.                                        51                             720
     Sojitz Corp. (b)                                         14                             55
     Sumitomo Corp.                                           36                             475
     Toyota Tsusho Corp.                                      7                              168
     Wolseley Plc                                             20                             431
                                                                                             4,244
Entertainment - 0.4%
     Aristocrat Leisure Ltd.                                  11                             103
     Betandwin.com Interactive Entertainment AG (b)           1                              57
     EMI Group Plc                                            25                             140
     Lottomatica SpA                                          2                              72
     OPAP SA                                                  7                              270
     Oriental Land Co. Ltd.                                   2                              101
     Paddy Power Plc                                          1                              18
     Partygaming Plc                                          33                             70
     Sportingbet Plc                                          12                             91
     TABCORP Holdings Ltd.                                    17                             197
     Toho Co. Ltd.                                            5                              102
     UNiTAB Ltd.                                              5                              50
     William Hill Plc                                         12                             136
                                                                                             1,407
Home Builders - 0.4%
     Barratt Developments Plc                                 8                              136
     Bellway Plc                                              4                              83
     Berkeley Group Holdings Plc (b)                          4                              87
     Bovis Homes Group Plc                                    4                              56
     Daiwa House Industry Co. Ltd.                            17                             272
     George Wimpey Plc                                        13                             109
     Haseko Corp. (b)                                         27                             92
     Persimmon Plc                                            9                              203
     Sekisui Chemical Co. Ltd.                                16                             138
     Sekisui House Ltd.                                       18                             247
     Taylor Woodrow Plc                                       18                             109
                                                                                             1,532
Home Furnishings - 0.9%
     Bang & Olufsen A/S                                       -                              35
     Electrolux AB                                            9                              136
     Fisher & Paykel Appliances Holdings Ltd.                 7                              20
     Matsushita Electric Industrial Co. Ltd.                  66                             1,396
     MFI Furniture Plc                                        23                             46
     Nobia AB                                                 2                              62
     Pioneer Corp.                                            5                              84
     Sony Corp.                                               34                             1,492
     Thomson (b)                                              9                              145
     Yamaha Corp.                                             6                              109
                                                                                             3,525
Leisure Time - 0.3%
     Amer Sports Oyj                                          2                              42
     Carnival Plc                                             6                              232
     First Choice Holidays Plc                                19                             79
     Kuoni Reisen Holding (b)                                 -                              44
     Ladbrokes Plc                                            18                             139
     Namco Bandai Holdings Inc.                               7                              111
     Round One Corp.                                          -                              46
     Sankyo Co. Ltd.                                          2                              114
     Sega Sammy Holdings Inc.                                 6                              231
     Shimano Inc. (l)                                         2                              70
     TUI AG                                                   7                              144
                                                                                             1,252
Lodging - 0.2%
     Accor SA                                                 7                              396
     Intercontinental Hotels Group Plc                        13                             222
     NH Hoteles SA                                            3                              47
     Shangri-La Asia Ltd.                                     40                             77
     Sky City Entertainment Group Ltd.                        13                             42
                                                                                             784
Media - 1.7%
     Antena 3 de Television SA                                2                              48
     APN News & Media Ltd.                                    7                              25
     Arnoldo Mondadori Editore SpA                            4                              39
     British Sky Broadcasting Plc                             39                             410
     Daily Mail & General Trust                               11                             124
     Emap Plc                                                 9                              143
     Eniro AB                                                 5                              56
     Fuji Television Network Inc.                             -                              36
     Gruppo Editoriale L'Espresso SpA                         4                              20
     Independent News & Media Plc                             22                             63
     ITV Plc                                                  135                            271
     John Fairfax Holdings Ltd.                               33                             91
     Lagardere SCA                                            4                              307
     M6-Metropole Television                                  2                              68
     Mediaset SpA                                             25                             296
     Modern Times Group AB (b) (o)                            2                              6
     Modern Times Group AB - Class B (b)                      2                              95
     Pearson Plc                                              26                             356
     Premiere AG (b)                                          2                              19
     Promotora de Informaciones SA                            2                              34
     ProSiebenSat.1 Media AG (b)                              3                              76
     Publishing & Broadcasting Ltd.                           5                              69
     Reed Elsevier NV                                         23                             352
     Reed Elsevier Plc                                        42                             427
     Reuters Group Plc                                        46                             325
     Sanoma-WSOY Oyj                                          2                              59
     Schibsted ASA                                            1                              35
     Seat Pagine Gialle SpA                                   153                            71
     Singapore Press Holdings Ltd.                            51                             133
     Sky Network Television Ltd.                              10                             35
     Societe Television Francaise 1                           4                              132
     Sogecable SA (b)                                         2                              43
     Television Broadcasts Ltd.                               8                              49
     Tokyo Broadcasting System Inc.                           1                              22
     Trinity Mirror Plc                                       10                             95
     United Business Media Plc                                10                             115
     Vivendi SA                                               39                             1,365
     Wolters Kluwer NV - ADR                                  10                             226
     Yell Group Plc                                           25                             241
                                                                                             6,377
Office & Business Equipment - 0.7%
     Canon Inc.                                               36                             1,764
     Kokuyo Co. Ltd.                                          3                              55
     Neopost SA                                               1                              116
     OCE NV                                                   2                              34
     Ricoh Co. Ltd.                                           22                             432
     Seiko Epson Corp.                                        5                              128
                                                                                             2,529
Retail - 2.6%
     Aeon Co. Ltd.                                            21                             460
     Aoyama Trading Co. Ltd.                                  2                              50
     Autobacs Seven Co. Ltd.                                  1                              35
     Autogrill SpA                                            3                              48
     Bulgari SpA                                              5                              59
     Carphone Warehouse Group Plc                             13                             77
     Circle K Sunkus Co. Ltd.                                 1                              30
     Citizen Watch Co. Ltd.                                   14                             122
     Coles Myer Ltd.                                          39                             326
     Compagnie Financiere Richemont AG                        18                             811
     Daimaru Inc.                                             8                              106
     D'ieteren SA                                             -                              25
     Douglas Holding AG                                       1                              44
     DSG International Plc                                    63                             224
     Edion Corp.                                              3                              56
     Enterprise Inns Plc                                      12                             205
     FamilyMart Co. Ltd.                                      2                              69
     Fast Retailing Co. Ltd.                                  2                              147
     Folli - Follie SA                                        -                              7
     Germanos SA (b)                                          2                              37
     Giordano International Ltd.                              44                             21
     Grafton Group Plc (b)                                    7                              87
     GUS Plc                                                  30                             533
     Hankyu Department Stores Inc. (l)                        5                              39
     Harvey Norman Holdings Ltd.                              16                             47
     Hennes & Mauritz AB - Class B                            16                             626
     HMV Group Plc                                            10                             32
     Inditex SA                                               7                              302
     Isetan Co. Ltd. (l)                                      6                              104
     KarstadtQuelle AG (b)                                    2                              51
     Kesa Electrical Plc                                      16                             87
     Kingfisher Plc                                           78                             345
     Lawson Inc.                                              2                              80
     LVMH Moet Hennessy Louis Vuitton SA                      8                              824
     Marks & Spencer Group Plc                                57                             616
     Marui Co. Ltd.                                           11                             171
     Matsumotokiyoshi Co. Ltd.                                1                              28
     Mitchells & Butlers Plc                                  20                             192
     Mitsukoshi Ltd.                                          13                             59
     Next Plc                                                 8                              248
     Nitori Co. Ltd.                                          1                              49
     PPR SA                                                   2                              278
     Punch Taverns Plc                                        9                              150
     Ryohin Keikaku Co. Ltd.                                  1                              57
     Seven & I Holdings Co. Ltd.                              27                             901
     Shimachu Co. Ltd.                                        1                              37
     Shimamura Co. Ltd.                                       1                              66
     Signet Group Plc                                         58                             102
     Skylark Co. Ltd.                                         3                              68
     Sonae SGPS SA                                            25                             38
     Swatch Group AG                                          2                              71
     Swatch Group AG - Class B                                1                              195
     Takashimaya Co. Ltd.                                     10                             125
     UNY Co. Ltd.                                             5                              74
     USS Co. Ltd.                                             1                              61
     Warehouse Group Ltd.                                     6                              17
     Whitbread Plc                                            8                              168
     Yamada Denki Co. Ltd                                     3                              286
                                                                                             10,173
Storage/Warehousing - 0.0%
     Mitsubishi Logistics Corp. (l)                           3                              47

Textiles - 0.3%
     Kuraray Co. Ltd.                                         13                             144
     Mitsubishi Rayon Co. Ltd.                                18                             147
     Nisshinbo Industries Inc.                                6                              66
     Teijin Ltd.                                              29                             184
     Texwinca Holdings Ltd.                                   16                             11
     Toray Industries Inc.                                    44                             382
     Toyobo Co. Ltd.                                          22                             62
                                                                                             996
Toys & Hobbies - 0.1%
     Nintendo Co. Ltd.                                        3                              570

CONSUMER, NON-CYCLICAL - 7.0%
Commercial Services - 1.2%
     ABC Learning Centres Ltd.                                10                             50
     Abertis Infraestructuras SA                              8                              187
     Adecco SA                                                4                              259
     Aggreko Plc                                              8                              44
     Autostrade SpA                                           10                             268
     Benesse Corp.                                            2                              79
     Brambles Industries Ltd.                                 32                             262
     Brambles Industries Plc                                  23                             185
     Brisa-Auto Estradas de Portugal SA                       11                             115
     Bunzl Plc                                                12                             141
     Capita Group Plc                                         21                             175
     Cintra Concesiones de Infraestructuras de Transporte SA (l)                             6   83
     Dai Nippon Printing Co. Ltd.                             22                             340
     Davis Service Group Plc                                  5                              40
     De La Rue Plc                                            5                              50
     Goodwill Group Inc.                                      -                              33
     Group 4 Securicor Plc                                    39                             122
     Hays Plc                                                 52                             129
     Intertek Group Plc                                       6                              73
     Kamigumi Co. Ltd.                                        8                              61
     KK Davinci Advisors (b)                                  -                              39
     Meitec Corp.                                             1                              46
     Michael Page International Plc                           11                             71
     Park24 Co. Ltd.                                          2                              53
     Randstad Holdings NV                                     2                              91
     Rank Group Plc                                           20                             74
     Rentokil Initial Plc                                     62                             178
     Secom Co. Ltd.                                           7                              331
     Securitas AB - Class B                                   11                             209
     Serco Group Plc                                          15                             88
     SGS SA                                                   -                              128
     Societe Des Autoroutes Paris-Rhin-Rhone                  1                              63
     TIS Inc.                                                 1                              22
     Toppan Printing Co. Ltd.                                 18                             204
     Transurban Group                                         25                             128
     Vedior NV - ADR                                          6                              122
                                                                                             4,543
Cosmetics & Personal Care - 0.5%
     Aderans Co. Ltd.                                         1                              33
     Beiersdorf AG (l)                                        1                              91
     Kao Corp.                                                17                             445
     Kose Corp.                                               1                              24
     L'Oreal SA                                               10                             948
     Oriflame Cosmetics SA - ADR                              2                              53
     Shiseido Co. Ltd.                                        12                             235
     Uni-Charm Corp.                                          2                              83
                                                                                             1,912
Food - 4.1%
     Ajinomoto Co. Inc.                                       20                             222
     Axfood AB                                                1                              19
     Cadbury Schweppes Plc                                    71                             683
     Carrefour SA                                             20                             1,188
     Casino Guichard Perrachon SA                             2                              119
     Colruyt SA                                               1                              91
     Compass Group Plc                                        74                             359
     Danisco A/S                                              2                              115
     Delhaize Group                                           3                              184
     East Asiatic Co. Ltd. A/S (l)                            1                              21
     Ebro Puleva SA                                           3                              66
     Fyffes Plc                                               7                              12
     Goodman Fielder Ltd. (b)                                 35                             55
     Greencore Group Plc                                      3                              15
     Groupe Danone                                            8                              1,023
     House Foods Corp.                                        2                              32
     Iaws Group Plc                                           3                              55
     J Sainsbury Plc                                          50                             308
     Jeronimo Martins                                         1                              21
     Katokichi Co. Ltd.                                       5                              49
     Kerry Group Plc                                          4                              94
     Kesko Oyj                                                2                              84
     Kikkoman Corp.                                           6                              75
     Koninklijke Ahold NV (b)                                 51                             447
     Meiji Dairies Corp.                                      7                              49
     Meiji Seika Kaisha Ltd.                                  12                             61
     Metro AG                                                 5                              272
     Nestle SA                                                14                             4,265
     Nichirei Corp.                                           7                              37
     Nippon Meat Packers Inc.                                 5                              58
     Nisshin Seifun Group Inc.                                7                              77
     Nissin Food Products Co. Ltd.                            3                              109
     Olam International Ltd.                                  16                             15
     Orkla ASA                                                6                              288
     QP Corp.                                                 2                              22
     Royal Numico NV                                          6                              256
     Sodexho Alliance SA                                      3                              155
     Suedzucker AG                                            2                              54
     Tate & Lyle Plc                                          16                             175
     Tesco Plc                                                265                            1,638
     Toyo Suisan Kaisha Ltd.                                  3                              47
     Unilever NV - CVA                                        58                             1,314
     Unilever Plc                                             42                             939
     Want Want Holdings Ltd.                                  9                              12
     Woolworths Ltd.                                          38                             574
     Yakult Honsha Co. Ltd.                                   4                              98
     Yamazaki Baking Co. Ltd.                                 3                              27
                                                                                             15,879
Household Products - 0.3%
     Henkel KGaA (l)                                          2                              235
     Pacific Brands Ltd.                                      11                             17
     Reckitt Benckiser Plc                                    21                             778
     Societe BIC SA                                           1                              55
     TOTO Ltd.                                                9                              86
                                                                                             1,171
Tobacco - 0.9%
     Altadis SA                                               9                              420
     British American Tobacco Plc                             53                             1,338
     Gallaher Group Plc                                       22                             341
     Imperial Tobacco Group Plc                               24                             737
     Japan Tobacco Inc.                                       -                              558
     Swedish Match AB                                         11                             177
                                                                                             3,571
ENERGY - 8.5%
Alternative Energy - 0.0%
     Solarworld AG                                            1                              75

Oil & Gas - 8.5%
     Acergy SA (b)                                            6                              90
     Alinta Ltd.                                              9                              73
     Australian Gas Light Co. Ltd.                            15                             198
     BG Group Plc                                             119                            1,592
     BP Plc                                                   694                            8,097
     Caltex Australia Ltd.                                    4                              68
     Centrica Plc                                             123                            648
     DET Norske Oljeselskap (b)                               26                             53
     ENI SpA                                                  88                             2,583
     Fugro NV                                                 2                              82
     Gas Natural SDG SA                                       6                              175
     Gaz de France (l)                                        7                              229
     Hellenic Petroleum SA                                    3                              41
     Hong Kong & China Gas                                    120                            263
     Inpex Holdings Inc. (b)                                  -                              238
     Lundin Petroleum AB (b) (l)                              6                              72
     Motor Oil Hellas Corinth Refineries SA                   2                              48
     Neste Oil Oyj                                            4                              147
     Nippon Mining Holdings Inc.                              28                             236
     Nippon Oil Corp.                                         42                             307
     Norsk Hydro ASA                                          24                             641
     Ocean RIG ASA (b)                                        7                              51
     OMV AG                                                   5                              319
     Origin Energy Ltd.                                       26                             141
     Osaka Gas Co. Ltd.                                       66                             212
     Petroleum Geo-Services ASA (b)                           2                              113
     ProSafe ASA                                              1                              70
     Repsol YPF SA                                            31                             889
     Royal Dutch Shell Plc - Class A                          132                            4,456
     Royal Dutch Shell Plc - Class B                          93                             3,249
     Santos Ltd.                                              20                             181
     SBM Offshore NV                                          5                              121
     Seadrill Ltd. (b)                                        7                              86
     Showa Shell Sekiyu KK                                    7                              79
     Singapore Petroleum Co. Ltd.                             3                              10
     Snam Rete Gas SpA                                        35                             152
     Statoil ASA                                              22                             634
     Technip SA                                               3                              160
     TGS Nopec Geophysical Co. ASA (b)                        3                              61
     Tokyo Gas Co. Ltd.                                       75                             353
     TonenGeneral Sekiyu KK                                   10                             103
     Total SA                                                 74                             4,893
     Woodside Petroleum Ltd.                                  16                             520
                                                                                             32,734
FINANCIALS - 29.2%
Banks - 18.6%
     77 Bank Ltd.                                             12                             83
     ABN AMRO Holding NV                                      61                             1,674
     Allied Irish Banks Plc                                   30                             711
     Alpha Bank AE                                            13                             319
     Australia & New Zealand Banking Group Ltd.               62                             1,222
     Banca Intesa SpA                                         132                            773
     Banca Intesa SpA-RNC                                     31                             170
     Banca Monte dei Paschi di Siena SpA                      38                             230
     Banca Popolare di Milano SCRL                            13                             170
     Banca Popolare di Verona e Novara Scrl                   12                             331
     Banche Popolari Unite Scpa                               11                             292
     Banco Bilbao Vizcaya Argentaria SA                       114                            2,350
     Banco BPI SA                                             11                             82
     Banco Comercial Portugues SA                             75                             213
     Banco Espirito Santo SA                                  6                              87
     Banco Popular Espanol SA (l)                             29                             433
     Banco Santander Central Hispano SA                       200                            2,923
     Bank of East Asia Ltd.                                   48                             199
     Bank of Fukuoka Ltd.                                     18                             137
     Bank of Ireland                                          33                             590
     Bank of Kyoto Ltd.                                       9                              97
     Bank of Yokohama Ltd.                                    40                             309
     Barclays Plc                                             219                            2,485
     BNP Paribas                                              28                             2,676
     BOC Hong Kong Holdings Ltd.                              122                            239
     Capitalia SpA                                            56                             456
     China Bank Ltd.                                          26                             243
     Commerzbank AG                                           21                             770
     Commonwealth Bank of Australia                           44                             1,436
     Credit Agricole SA                                       20                             773
     Credit Suisse Group                                      40                             2,235
     Danske Bank A/S                                          14                             549
     DBS Group Holdings Ltd.                                  37                             423
     Depfa Bank Plc                                           11                             187
     Deutsche Bank AG                                         17                             1,953
     Deutsche Postbank AG                                     2                              134
     Dexia                                                    18                             436
     DNB NOR ASA                                              23                             286
     EFG Eurobank Ergasias SA                                 8                              213
     Emporiki Bank of Greece SA (b)                           3                              115
     Erste Bank der Oesterreichischen Sparkassen AG           6                              345
     Fortis                                                   40                             1,347
     Gunma Bank Ltd.                                          13                             97
     Hang Seng Bank Ltd.                                      25                             322
     HBOS Plc                                                 129                            2,244
     Hokugin Financial Group Inc.                             40                             167
     HSBC Holdings Plc                                        381                            6,705
     Hypo Real Estate Holding AG                              4                              271
     Joyo Bank Ltd.                                           22                             133
     Jyske Bank (b)                                           2                              114
     KBC Groep NV                                             6                              668
     Lloyds TSB Group Plc                                     189                            1,857
     Mitsubishi UFJ Financial Group Inc.                      -                              4,055
     Mitsui Trust Holding Inc.                                18                             216
     Mizuho Financial Group Inc.                              -                              2,735
     National Australia Bank Ltd.                             54                             1,414
     National Bank of Greece SA                               13                             496
     Nishi-Nippon City Bank Ltd.                              18                             86
     Nordea Bank AB                                           73                             877
     OKO Bank Plc                                             3                              50
     Oversea-Chinese Banking Corp.                            83                             344
     Piraeus Bank SA                                          7                              173
     Raiffeisen International Bank Holding AG                 1                              103
     Resona Holdings Inc.                                     -                              489
     Royal Bank of Scotland Group Plc                         107                            3,522
     Sanpaolo IMI SpA                                         38                             668
     Sapporo Hokuyo Holdings Inc.                             -                              105
     Shinsei Bank Ltd.                                        46                             291
     Shizuoka Bank Ltd.                                       19                             205
     Skandinaviska Enskilda Banken AB                         16                             371
     Societe Generale - Class A                               12                             1,721
     Sumitomo Mitsui Financial Group Inc.                     -                              2,115
     Sumitomo Trust & Banking Co. Ltd.                        43                             470
     Suncorp-Metway Ltd.                                      19                             275
     Suruga Bank Ltd.                                         6                              81
     Svenska Handelsbanken - Class A                          17                             443
     Sydbank A/S                                              2                              68
     UBS AG                                                   35                             3,815
     UniCredito Italiano SpA                                  263                            2,059
     United Overseas Bank Ltd.                                38                             375
     Westpac Banking Corp.                                    62                             1,072
     Wing Hang Bank Ltd.                                      7                              58
                                                                                             72,026
Diversified Financial Services - 2.4%
     Acom Co. Ltd.                                            2                              123
     Aeon Credit Service Co. Ltd.                             3                              66
     Aiful Corp.                                              3                              135
     Amvescap Plc                                             24                             224
     Australian Stock Exchange Ltd. (l)                       4                              89
     Babcock & Brown Ltd.                                     4                              67
     Banca Fideuram SpA                                       8                              47
     Cattles Plc                                              12                             72
     Challenger Financial Services Group Ltd.                 9                              21
     Close Brothers Group Plc                                 4                              71
     Collins Stewart Tullett Plc                              7                              98
     Credit Saison Co. Ltd.                                   6                              265
     D Carnegie AB                                            2                              38
     Daiwa Securities Group Inc.                              43                             513
     DCC Plc                                                  3                              70
     Deutsche Boerse AG                                       3                              473
     E*Trade Securities Co. Ltd.                              -                              68
     Euronext NV                                              3                              277
     Groupe Bruxelles Lambert SA                              2                              254
     Haw Par Corp. Ltd.                                       3                              12
     Hellenic Exchanges Holding SA                            1                              17
     Hitachi Capital Corp.                                    1                              21
     Hong Kong Exchanges & Clearing Ltd.                      34                             219
     Hutchison Whampoa Ltd.                                   72                             657
     ICAP Plc                                                 17                             153
     Investec Plc                                             2                              105
     Irish Life & Permanent Plc                               8                              199
     London Stock Exchange Group Plc                          7                              153
     Macquarie Bank Ltd.                                      8                              426
     Man Group Plc                                            10                             474
     Mediobanca SpA                                           16                             311
     Melco International Development Ltd.                     21                             53
     Mitsubishi UFJ Securities Co.                            9                              116
     MLP AG                                                   2                              46
     Nikko Cordial Corp.                                      27                             345
     Noble Group Ltd.                                         20                             14
     Nomura Holdings Inc.                                     60                             1,121
     OMX AB                                                   3                              53
     ORIX Corp.                                               3                              691
     Perpetual Ltd. (l)                                       1                              72
     Promise Co. Ltd.                                         3                              156
     Provident Financial Plc                                  9                              102
     Sampo Oyj                                                15                             282
     Schroders Plc                                            4                              78
     SFCG Co. Ltd.                                            -                              50
     SFE Corp. Ltd.                                           5                              63
     Shinko Securities Co. Ltd.                               15                             63
     Singapore Exchange Ltd.                                  23                             51
     Takefuji Corp.                                           4                              218
     Tower Ltd. (b)                                           7                              15
                                                                                             9,307
Insurance - 5.1%
     Aegon NV                                                 49                             833
     Alleanza Assicurazioni SpA                               15                             169
     Allianz AG                                               14                             2,162
     AMP Ltd.                                                 62                             420
     Assicurazioni Generali SpA                               32                             1,179
     Aviva Plc                                                81                             1,147
     AXA Asia Pacific Holdings Ltd.                           31                             144
     AXA SA                                                   55                             1,798
     CNP Assurances                                           1                              130
     Codan A/S                                                -                              33
     Corp Mapfre SA                                           4                              71
     Fondiaria-Sai SpA                                        2                              97
     Friends Provident Plc                                    61                             202
     ING Groep NV - ADR                                       63                             2,481
     Insurance Australia Group Ltd.                           54                             213
     Legal & General Group Plc                                214                            508
     Mediobanca SpA                                           10                             68
     Millea Holdings Inc.                                     -                              931
     Mitsui Sumitomo Insurance Co. Ltd.                       41                             515
     Muenchener Rueckversicherungs AG                         7                              903
     Old Mutual Plc                                           175                            529
     Prudential Plc                                           81                             919
     QBE Insurance Group Ltd.                                 27                             413
     Resolution Plc                                           7                              87
     Royal & Sun Alliance Insurance Group                     97                             241
     SCOR                                                     27                             59
     Sompo Japan Insurance Inc.                               29                             405
     Storebrand ASA                                           7                              71
     Swiss Reinsurance                                        11                             782
     T&D Holdings Inc.                                        8                              643
     Topdanmark A/S (b)                                       1                              92
     TrygVesta A/S                                            1                              61
     Unipol SpA                                               30                             86
     Wiener Staedtische Allgemeine Versicherung AG            1                              64
     Zurich Financial Services AG                             5                              1,068
                                                                                             19,524
Investment Companies - 0.1%
     Macquarie Airports                                       19                             43
     Macquarie Communications Infrastructure Group            10                             43
     Macquarie Infrastructure Group                           86                             215
                                                                                             301
Real Estate - 2.5%
     Allgreen Properties Ltd.                                 11                             10
     British Land Co. Plc                                     17                             401
     Brixton Plc                                              8                              69
     CapitaLand Ltd.                                          41                             117
     Castellum AB                                             5                              55
     Centro Properties Group                                  29                             144
     CFS Gandel Retail Trust                                  52                             71
     Cheung Kong Holdings Ltd.                                50                             542
     City Developments Ltd.                                   17                             100
     Commonwealth Property Office Fund                        39                             40
     Daito Trust Construction Co. Ltd.                        3                              150
     DB RREEF Trust                                           88                             96
     Fabege AB                                                3                              52
     Fadesa Immobilaria SA                                    2                              57
     GPT Group                                                63                             203
     Great Portland Estates Plc                               6                              58
     Hammerson Plc                                            10                             210
     Hang Lung Properties Ltd.                                63                             113
     Henderson Land Development Co. Ltd.                      25                             130
     Hopewell Holdings                                        23                             65
     Hysan Development Co. Ltd.                               17                             48
     Immoeast Immobilien Anlagen AG (b)                       10                             108
     IMMOFINANZ Immobilien Anlagen AG (b)                     15                             163
     ING Industrial Fund                                      20                             34
     Inmobiliaria Colonial                                    1                              95
     Investa Property Group                                   56                             91
     IVG Immobilien AG                                        3                              86
     Keppel Corp. Ltd.                                        19                             176
     Keppel Land Ltd.                                         9                              23
     Kerry Properties Ltd.                                    14                             46
     Kiwi Income Property Trust                               16                             13
     Kungsleden AB                                            4                              44
     Land Securities Group Plc                                15                             513
     Lend Lease Corp. Ltd.                                    11                             117
     Leopalace21 Corp.                                        4                              152
     Liberty International Plc                                8                              160
     Macquarie Goodman Group                                  47                             211
     Meinl European Land Ltd. (b)                             5                              99
     Metrovacesa SA                                           2                              172
     Mirvac Group                                             32                             102
     Mitsubishi Estate Co. Ltd.                               38                             807
     Mitsui Fudosan Co. Ltd.                                  28                             608
     New World Development Co. Ltd.                           80                             131
     NTT Urban Development Corp.                              -                              55
     PSP Swiss Property AG (b)                                2                              80
     Shun TAK Holdings Ltd.                                   30                             39
     Singapore Land Ltd.                                      3                              12
     Sino Land Co.                                            44                             70
     Slough Estates Plc                                       14                             162
     Stockland                                                44                             229
     Sumitomo Realty & Development Co. Ltd.                   13                             320
     Sun Hung Kai Properties Ltd.                             45                             459
     Swire Pacific Ltd.                                       31                             320
     Tokyo Tatemono Co. Ltd.                                  9                              96
     Tokyu Land Corp.                                         13                             101
     United Overseas Land Ltd.                                15                             26
     Westfield Group                                          51                             650
     Wharf Holdings Ltd.                                      40                             142
     Wihlborgs Fastigheter AB                                 1                              12
     Wing Tai Holdings Ltd.                                   14                             13
                                                                                             9,468
Real Estate Investment Trusts - 0.4%
     Ascendas Real Estate Investment Trust                    29                             36
     CapitaMall Trust                                         23                             31
     Cofinimmo                                                -                              29
     Corio NV                                                 1                              89
     Gecina SA                                                -                              63
     Japan Prime Realty Investment Corp.                      -                              48
     Japan Real Estate Investment Corp.                       -                              89
     Japan Retail Fund Investment Corp.                       -                              63
     Klepierre (l)                                            1                              87
     Link REIT (b)                                            69                             138
     Macquarie Office Trust                                   67                             68
     Nippon Building Fund Inc.                                -                              145
     Nomura Real Estate Office Fund Inc.                      -                              63
     Rodamco Europe NV                                        2                              173
     Suntec Real Estate Investment Trust                      18                             14
     Unibail                                                  2                              266
     Wereldhave NV                                            1                              66
                                                                                             1,468
Venture Capital - 0.1%
     3i Group Plc                                             18                             306
     Jafco Co. Ltd.                                           1                              60
                                                                                             366
HEALTH CARE - 7.6%
Biotechnology - 0.1%
     Novozymes A/S                                            2                              114
     Qiagen NV (b)                                            5                              65
     Zeltia SA                                                5                              33
                                                                                             212
Healthcare Providers & Services - 0.6%
     Capio AB (b)                                             3                              61
     Cie Generale d'Optique Essilor International SA (l)      3                              323
     Cochlear Ltd.                                            2                              80
     Coloplast A/S                                            1                              63
     DCA Group Ltd.                                           17                             34
     Elekta AB - Class B                                      3                              54
     Fisher & Paykel Healthcare Corp.                         14                             36
     Fresenius Medical Care AG & Co. KGaA                     2                              240
     Getinge AB - Class B                                     7                              111
     GN Store Nord A/S                                        7                              84
     Luxottica Group SpA                                      4                              122
     Nobel Biocare Holding AG                                 1                              177
     Parkway Holdings Ltd.                                    18                             28
     Phonak Holding AG                                        2                              94
     Smith & Nephew Plc                                       31                             242
     Sonic Healthcare Ltd.                                    9                              92
     SSL International Plc                                    8                              43
     Straumann Holding AG                                     -                              74
     Synthes Inc.                                             2                              194
     Terumo Corp.                                             6                              197
     William Demant Holding A/S (b)                           1                              84
                                                                                             2,433
Pharmaceuticals - 6.9%
     Alfresa Holdings Corp.                                   1                              51
     Alliance Unichem Plc                                     9                              168
     Altana AG                                                2                              133
     Astellas Pharma Inc.                                     18                             663
     AstraZeneca Plc                                          53                             3,203
     Celesio AG                                               1                              127
     Chugai Pharmaceutical Co. Ltd.                           9                              192
     CSL Ltd.                                                 6                              242
     Daiichi Sankyo Co. Ltd.                                  24                             670
     Eisai Co. Ltd.                                           8                              378
     Elan Corp. Plc (b)                                       14                             237
     GlaxoSmithKline Plc                                      196                            5,469
     H Lundbeck A/S                                           2                              34
     Kaken Pharmaceutical Co. Ltd.                            2                              15
     Kyowa Hakko Kogyo Co. Ltd.                               10                             67
     Mayne Pharma Ltd. (b)                                    16                             31
     Mediceo Paltac Holdings Co. Ltd.                         5                              93
     Merck KGaA                                               2                              150
     Novartis AG                                              78                             4,242
     Novo-Nordisk A/S - Class B                               8                              524
     Omega Pharma SA                                          1                              52
     Orion Oyj                                                3                              56
     Roche Holding AG                                         24                             3,908
     Sanofi-Aventis                                           34                             3,337
     Santen Pharmaceutical Co. Ltd.                           2                              50
     Serono SA - Class B                                      -                              122
     Shionogi & Co. Ltd.                                      11                             196
     Suzuken Co. Ltd.                                         2                              90
     Symbion Health Ltd.                                      24                             54
     Taisho Pharmaceutical Co. Ltd. (l)                       5                              98
     Takeda Pharmaceutical Co. Ltd.                           30                             1,866
     Tanabe Seiyaku Co. Ltd.                                  8                              98
     UCB SA                                                   3                              154
                                                                                             26,770
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.6%
     BAE Systems Plc                                          109                            747
     Cobham Plc                                               39                             120
     European Aeronautic Defence & Space Co. NV               11                             309
     Finmeccanica SpA                                         10                             229
     Meggitt Plc                                              13                             77
     Rolls-Royce Group Plc (b)                                58                             444
     Safran SA                                                6                              124
     Thales SA                                                3                              120
     Zodiac SA                                                1                              69
                                                                                             2,239
Building Materials - 1.5%
     Aker Kvaerner                                            1                              85
     Asahi Glass Co. Ltd.                                     33                             418
     Boral Ltd.                                               19                             116
     Central Glass Co. Ltd.                                   4                              24
     Cie de Saint-Gobain                                      11                             754
     Cimpor Cimentos de Portugal SA                           7                              44
     CRH Plc                                                  18                             591
     CSR Ltd.                                                 29                             72
     Daikin Industries Ltd.                                   8                              271
     Fletcher Building Ltd.                                   15                             84
     FLSmidth & Co. A/S                                       2                              58
     Geberit AG                                               -                              156
     Hanson Plc                                               24                             287
     Holcim Ltd.                                              7                              504
     Imerys SA                                                1                              82
     Italcementi SpA                                          2                              63
     James Hardie Industries NV                               16                             92
     JS Group Corp.                                           9                              181
     Kingspan Group Plc                                       5                              82
     Lafarge SA (l)                                           5                              626
     Matsushita Electric Works Ltd.                           12                             133
     Nippon Sheet Glass Co. Ltd.                              14                             78
     Rinker Group Ltd.                                        30                             371
     Rinnai Corp.                                             1                              21
     Sanwa Shutter Corp.                                      4                              24
     Sonae Industria SGPS SA (b)                              3                              23
     Sumitomo Osaka Cement Co. Ltd.                           13                             40
     Taiheiyo Cement Corp.                                    28                             103
     Titan Cement Co. SA                                      2                              91
     Travis Perkins Plc                                       4                              98
     Wienerberger AG                                          2                              104
     YIT Oyj                                                  4                              97
                                                                                             5,773
Diversified Machinery - 0.7%
     Alstom RGPT (b)                                          4                              328
     Amada Co. Ltd.                                           13                             136
     Andritz AG                                               -                              56
     Ebara Corp. (l)                                          10                             43
     Heidelberger Druckmaschinen                              2                              90
     Komori Corp.                                             2                              43
     Kone Oyj                                                 3                              110
     Kubota Corp.                                             38                             360
     MAN AG (l)                                               5                              333
     Metso Oyj                                                4                              163
     Rieter Holding AG                                        -                              47
     SIG Holding AG (b)                                       -                              52
     Sumitomo Heavy Industries Ltd.                           19                             176
     Toyota Industries Corp.                                  7                              257
     Volvo AB                                                 10                             529
                                                                                             2,723
Electronics - 1.7%
     Advantest Corp.                                          3                              276
     Alps Electric Co. Ltd.                                   6                              72
     Barco NV                                                 -                              24
     Casio Computer Co. Ltd.                                  7                              141
     Dainippon Screen Manufacturing Co. Ltd.                  7                              64
     Electrocomponents Plc                                    16                             68
     Fanuc Ltd.                                               6                              548
     Hirose Electric Co. Ltd.                                 1                              134
     Hoya Corp.                                               15                             519
     Ibiden Co. Ltd.                                          4                              211
     Keyence Corp.                                            1                              312
     Koninklijke Philips Electronics NV                       42                             1,320
     Kyocera Corp.                                            6                              434
     Mabuchi Motor Co. Ltd.                                   1                              48
     Minebea Co. Ltd.                                         12                             65
     Mitsumi Electric Co. Ltd.                                1                              17
     Murata Manufacturing Co. Ltd.                            7                              448
     NEC Corp.                                                67                             357
     NGK Insulators Ltd.                                      8                              94
     Nippon Electric Glass Co. Ltd.                           7                              140
     Omron Corp.                                              8                              191
     Premier Farnell Plc                                      11                             36
     Taiyo Yuden Co. Ltd.                                     3                              38
     Tokyo Seimitsu Co. Ltd.                                  1                              62
     Toshiba Corp.                                            96                             627
     Venture Corp. Ltd.                                       8                              54
     Yaskawa Electric Corp.                                   7                              81
     Yokogawa Electric Corp.                                  7                              100
                                                                                             6,479
Engineering & Construction - 1.4%
     ABB Ltd.                                                 67                             869
     Acciona SA                                               1                              151
     ACS Actividades Construccion Y Servicios SA              8                              337
     Amec Plc                                                 11                             67
     Auckland International Airport Ltd.                      27                             36
     BAA Plc                                                  35                             612
     Balfour Beatty Plc                                       16                             99
     Bilfinger Berger AG                                      1                              65
     Bouygues                                                 7                              342
     Cheung Kong Infrastructure Holdings Ltd.                 14                             40
     Chiyoda Corp.                                            5                              102
     COMSYS Holdings Corp.                                    3                              37
     Downer EDI Ltd.                                          9                              49
     Flughafen Wien AG                                        -                              17
     Fomento de Construcciones y Contratas SA                 2                              120
     Grupo Ferrovial SA                                       2                              170
     Hellenic Technodomiki Tev SA                             4                              34
     Hochtief AG (l)                                          1                              75
     JGC Corp.                                                7                              120
     Kajima Corp.                                             30                             138
     Kinden Corp.                                             5                              43
     Leighton Holdings Ltd.                                   4                              49
     Linde AG                                                 3                              213
     Multiplex Group                                          18                             45
     Nishimatsu Construction Co. Ltd.                         8                              30
     Obayashi Corp.                                           23                             158
     Okumura Corp.                                            6                              33
     Sacyr Vallehermoso SA                                    4                              131
     SembCorp Industries Ltd.                                 32                             65
     Shimizu Corp.                                            20                             112
     Singapore Technologies Engineering Ltd.                  44                             80
     Skanska AB                                               12                             184
     Taisei Corp.                                             33                             121
     Technical Olympic SA                                     2                              11
     Toda Corp.                                               6                              29
     Vinci SA                                                 7                              708
     WorleyParsons Ltd.                                       5                              70
                                                                                             5,562
Environmental Control - 0.0%
     Kurita Water Industries Ltd.                             3                              67
     Tomra Systems ASA (l)                                    6                              47
     Waste Management NZ Ltd. (o)                             2                              13
                                                                                             127
Hand & Machine Tools - 0.4%
     Fuji Electric Holdings Co. Ltd.                          20                             105
     KCI Konecranes Oyj                                       2                              28
     Makita Corp.                                             4                              117
     Nidec Corp.                                              4                              258
     OSG Corp.                                                3                              51
     Sandvik AB                                               33                             385
     Schindler Holding AG                                     2                              87
     SMC Corp.                                                2                              255
     Techtronic Industries Co.                                40                             54
     THK Co. Ltd.                                             4                              125
                                                                                             1,465
Machinery - 0.4%
     Atlas Copco AB - Class A                                 12                             323
     Atlas Copco AB - Class B                                 7                              185
     Daifuke Co. Ltd.                                         3                              50
     Hitachi Construction Machinery Co. Ltd.                  4                              84
     Japan Steel Works Ltd.                                   12                             82
     Komatsu Ltd.                                             31                             616
     OKUMA Corp.                                              5                              56
     Rheinmetall AG                                           1                              82
                                                                                             1,478
Manufacturing - 1.7%
     AGFA-Gevaert NV                                          3                              80
     Alfa Laval AB                                            3                              92
     Amano Corp.                                              2                              30
     Ansell Ltd.                                              4                              30
     Arrk Corp.                                               2                              52
     BBA Group Plc                                            14                             68
     Charter Plc (b)                                          5                              81
     Cookson Group Plc                                        6                              56
     FKI Plc                                                  18                             35
     Fuji Photo Film Co. Ltd.                                 17                             557
     Futuris Corp. Ltd.                                       25                             39
     Glory Ltd.                                               2                              42
     IMI Plc                                                  12                             113
     Invensys Plc (b)                                         288                            103
     Ishikawajima-Harima Heavy Industries Co. Ltd.            37                             117
     Kawasaki Heavy Industries Ltd.                           40                             135
     Konica Minolta Holdings Inc. (b)                         16                             196
     Mitsubishi Heavy Industries Ltd.                         109                            471
     Nikon Corp.                                              10                             175
     NKT Holding A/S                                          1                              50
     Olympus Corp.                                            8                              214
     Orica Ltd. (l)                                           10                             185
     RHI AG (b)                                               1                              35
     Siemens AG                                               29                             2,481
     Smiths Group Plc                                         19                             309
     Sulzer AG                                                -                              95
     Tomkins Plc                                              26                             141
     Trelleborg AB                                            2                              39
     Uponor Oyj                                               2                              48
     Wartsila Oyj                                             2                              89
     Wesfarmers Ltd.                                          12                             324
                                                                                             6,482
Metal Fabrication & Hardware - 0.2%
     Assa Abloy AB                                            10                             167
     Hoganas AB                                               1                              15
     NSK Ltd.                                                 15                             124
     NTN Corp.                                                14                             111
     SKF AB                                                   13                             210
     Vallourec                                                -                              292
     Viohalco SA                                              4                              35
                                                                                             954
Packaging & Containers - 0.1%
     Amcor Ltd.                                               27                             135
     Rexam Plc                                                19                             190
     Toyo Seikan Kaisha Ltd.                                  5                              98
                                                                                             423
Shipbuilding - 0.0%
     Mitsui Engineering & Shipbuilding Co. Ltd.               23                             70
     SembCorp Marine Ltd.                                     11                             21
                                                                                             91
Transportation - 1.7%
     AP Moller - Maersk A/S                                   -                              295
     Arriva Plc                                               7                              79
     Associated British Ports Holdings Plc                    10                             173
     Cargotec Corp. - Class B                                 1                              64
     Central Japan Railway Co.                                -                              518
     ComfortDelgro Corp. Ltd.                                 67                             65
     Compagnie Maritime Belge SA                              1                              18
     Cosco Corp. Singapore Ltd.                               18                             14
     D/S Torm A/S                                             -                              16
     Deutsche Post AG                                         24                             652
     DSV A/S                                                  1                              122
     East Japan Railway Co.                                   -                              839
     Euronav NV                                               -                              14
     Firstgroup Plc                                           12                             104
     Frontline Ltd.                                           2                              72
     Hanshin Electric Railway Co. Ltd.                        8                              57
     Kawasaki Kisen Kaisha Ltd.                               17                             98
     Keihin Electric Express Railway Co. Ltd.                 14                             99
     Keio Corp.                                               19                             123
     Keisei Electric Railway Co. Ltd.                         8                              45
     Kintetsu Corp.                                           54                             180
     Kuehne & Nagel International AG                          2                              136
     Mitsui OSK Lines Ltd.                                    36                             245
     MTR Corp.                                                48                             115
     National Express Group Plc                               5                              81
     Neptune Orient Lines Ltd.                                11                             13
     Nippon Express Co. Ltd.                                  27                             146
     Nippon Yusen KK                                          35                             228
     Odakyu Electric Railway Co. Ltd.                         22                             142
     Orient Overseas International Ltd.                       5                              17
     Petrojarl ASA (b)                                        2                              13
     Seino Holdings Corp.                                     4                              42
     Singapore Post Ltd.                                      42                             29
     SMRT Corp. Ltd.                                          14                             10
     Stagecoach Group Plc                                     32                             68
     Stolt-Nielsen SA                                         1                              26
     TNT NV                                                   14                             505
     Tobu Railway Co. Ltd.                                    27                             129
     Tokyu Corp.                                              36                             210
     Toll Holdings Ltd.                                       17                             180
     West Japan Railway Co.                                   -                              232
     Yamato Transport Co. Ltd.                                12                             213
                                                                                             6,427
TECHNOLOGY - 1.7%
Computers - 0.5%
     Atos Origin SA (b)                                       2                              156
     Cap Gemini SA                                            4                              247
     Computershare Ltd.                                       14                             81
     Creative Technology Ltd.                                 2                              11
     CSK Holdings Corp.                                       2                              105
     Fujitsu Ltd.                                             64                             496
     Getronics NV                                             3                              36
     Indra Sistemas SA                                        5                              90
     Itochu Techno-Science Corp.                              1                              32
     LogicaCMG Plc                                            36                             117
     Logitech International SA (b)                            3                              109
     NET One Systems Co. Ltd. (l)                             -                              28
     Obic Co. Ltd.                                            -                              40
     Otsuka Corp.                                             1                              68
     TDK Corp.                                                4                              319
     Tietoenator Oyj                                          3                              76
     Wincor Nixdorf AG                                        -                              63
     WM-Data AB                                               7                              22
                                                                                             2,096
Semiconductors - 0.6%
     ARM Holdings Plc                                         48                             99
     ASM Pacific Technology                                   6                              26
     ASML Holding NV (b)                                      16                             326
     Chartered Semiconductor Manufacturing Ltd. (b)           40                             34
     CSR Plc (b)                                              4                              98
     Elpida Memory Inc. (b)                                   2                              83
     Infineon Technologies AG (b)                             25                             276
     Micronas Semiconductor Hold (b)                          1                              25
     NEC Electronics Corp. (b)                                1                              35
     Rohm Co. Ltd.                                            4                              313
     Sanken Electric Co. Ltd.                                 3                              38
     Shinko Electric Industries Ltd.                          3                              73
     Solomon Systech International Ltd.                       43                             11
     STATS ChipPAC Ltd. (b)                                   51                             32
     STMicroelectronics NV                                    22                             360
     Sumco Corp.                                              2                              91
     Tokyo Electron Ltd.                                      5                              370
     Unaxis Holding AG (b)                                    -                              68
                                                                                             2,358
Software - 0.6%
     Business Objects SA (b)                                  3                              84
     Dassault Systemes SA                                     2                              107
     Fuji Soft Inc.                                           1                              30
     Konami Corp.                                             3                              71
     Misys Plc                                                19                             75
     Nomura Research Institute Ltd.                           1                              99
     Oracle Corp. Japan                                       1                              47
     Sage Group Plc                                           43                             185
     SAP AG                                                   7                              1,577
     Telelogic AB (b)                                         5                              11
                                                                                             2,286
UTILITIES - 5.5%
Electric - 5.2%
     Bekaert SA                                               -                              49
     Chubu Electric Power Co. Inc.                            21                             564
     CLP Holdings Ltd.                                        60                             351
     Contact Energy Ltd.                                      8                              34
     E.ON AG                                                  21                             2,416
     Electric Power Development Co.                           6                              214
     Endesa SA                                                32                             1,120
     Enel SpA                                                 146                            1,256
     Energias de Portugal SA                                  66                             259
     Fortum Oyj                                               15                             371
     Fujikura Ltd.                                            11                             121
     Furukawa Electric Co. Ltd.                               21                             136
     Gamesa Corp. Tecnologica SA                              6                              125
     Hitachi Cable Ltd.                                       4                              19
     Hitachi Ltd.                                             114                            753
     Hokkaido Electric Power Co. Inc.                         6                              142
     HongKong Electric Holdings Ltd.                          46                             208
     Iberdrola SA                                             27                             946
     International Power Plc                                  49                             259
     Johnson Electric Holdings Ltd.                           42                             31
     Kansai Electric Power Co. Inc.                           26                             586
     Kyushu Electric Power Co. Inc.                           13                             298
     Mitsubishi Electric Corp.                                66                             529
     National Grid Plc                                        92                             993
     Public Power Corp.                                       3                              76
     RWE AG                                                   15                             1,251
     Sanyo Electric Co. Ltd.                                  55                             119
     Schneider Electric SA                                    8                              800
     Scottish & Southern Energy Plc                           29                             622
     Scottish Power Plc                                       49                             527
     Sharp Corp.                                              33                             521
     Stanley Electric Co. Ltd.                                5                              95
     Suez SA (l)                                              34                             1,428
     Suez SA - Strip VPR (b) (o)                              3                              -
     Sumitomo Electric Industries Ltd.                        25                             362
     Terna SpA                                                36                             97
     Tohoku Electric Power Co. Inc.                           14                             311
     Tokyo Electric Power Co. Inc.                            39                             1,074
     Union Fenosa SA                                          5                              190
     Ushio Inc.                                               4                              80
     Vector Ltd.                                              9                              13
     Verbund - Oesterreichische Elektrizitaetswirtschafts AG  5                              243
     Vestas Wind Systems A/S (b)                              6                              171
                                                                                             19,760
Water - 0.3%
     Kelda Group Plc                                          13                             184
     Severn Trent Plc                                         11                             249
     Sociedad General de Aguas de Barcelona SA                2                              46
     United Utilities Plc                                     28                             337
     Veolia Environnement                                     10                             494
                                                                                             1,310

     Total Common Stocks (cost $312,332)                                                     379,037

PREFERRED STOCKS - 0.1%
CONSUMER, CYCLICAL - 0.1%
Automobiles - 0.1%
     Volkswagen AG                                            4                              177

UTILITIES - 0.0%
Electric - 0.0%
     RWE AG                                                   1                              90

     Total Preferred Stocks (cost $186)                                                      267

RIGHTS - 0.0%
INDUSTRIALS - 0.0%
Rights - 0.0%
     Linde Ag - Rights                                        3                              11

     Total Rights (cost $0)                                                                  11

SHORT TERM INVESTMENTS - 21.8%
Money Market Funds - 1.1%
     JNL Money Market Fund, 5.03% (a) (n)                     4,488                          4,488

Securities Lending Collateral - 20.5%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   78,990                         78,990

U.S. Treasury Securities - 0.2%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $720                           714

     Total Short Term Investments (cost $84,192)                                             84,192

Total Investments - 120.2% (cost $396,710)                                                   463,507
Other Assets and Liabilities, Net -  (20.2%)                                                 (78,052)
Total Net Assets - 100%                                                                      $385,455

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 95.5%
BASIC MATERIALS - 3.6%
Chemicals - 2.6%
     Airgas Inc.                                              20                             $743
     Albemarle Corp.                                          11                             535
     Cabot Corp.                                              19                             650
     Chemtura Corp. (l)                                       71                             665
     Cytec Industries Inc.                                    12                             636
     Ferro Corp.                                              13                             200
     FMC Corp.                                                12                             742
     Lubrizol Corp.                                           20                             807
     Lyondell Chemical Co.                                    61                             1,374
     Minerals Technologies Inc.                               6                              300
     Olin Corp.                                               21                             370
     RPM International Inc.                                   35                             632
     Sensient Technologies Corp.                              13                             281
     Valspar Corp.                                            30                             797
                                                                                             8,732
Forest Products & Paper - 0.5%
     Bowater Inc. (l)                                         16                             364
     Glatfelter                                               13                             210
     Potlatch Corp. (l)                                       11                             425
     Rayonier Inc. (l)                                        23                             856
                                                                                             1,855
Iron & Steel - 0.5%
     Reliance Steel & Aluminum Co.                            9                              770
     Steel Dynamics Inc.                                      13                             827
                                                                                             1,597
COMMUNICATIONS - 3.4%
Advertising - 0.2%
     Catalina Marketing Corp. (l)                             11                             322
     Harte-Hanks Inc.                                         16                             417
                                                                                             739
Internet - 1.2%
     Avocent Corp. (b)                                        14                             380
     Checkfree Corp. (b) (l)                                  27                             1,339
     F5 Networks Inc. (b) (l)                                 12                             637
     McAfee Inc. (b)                                          49                             1,195
     RSA Security Inc. (b) (l)                                20                             553
                                                                                             4,104
Telecommunications - 1.8%
     3Com Corp. (b)                                           116                            593
     ADTRAN Inc.                                              20                             438
     Cincinnati Bell Inc. (b)                                 73                             299
     CommScope Inc. (b) (l)                                   16                             508
     Harris Corp.                                             40                             1,644
     Newport Corp. (b)                                        12                             194
     Plantronics Inc.                                         14                             305
     Polycom Inc. (b)                                         25                             548
     Telephone & Data Systems Inc.                            31                             1,244
     Utstarcom Inc. (b) (l)                                   32                             246
                                                                                             6,019
Wireless Telecommunications - 0.2%
     Powerwave Technologies Inc. (b) (l)                      33                             297
     RF Micro Devices Inc. (b)                                55                             331
                                                                                             628
CONSUMER, CYCLICAL - 14.8%
Airlines - 0.3%
     AirTran Holdings Inc. (b) (l)                            26                             379
     Alaska Air Group Inc. (b)                                11                             442
     Jetblue Airways Corp. (b) (l)                            46                             556
                                                                                             1,377
Apparel - 0.4%
     Polo Ralph Lauren Corp.                                  18                             991
     Timberland Co. - Class A (b)                             16                             418
                                                                                             1,409
Automobiles - 1.0%
     ArvinMeritor Inc. (l)                                    21                             359
     Bandag Inc. (l)                                          3                              123
     BorgWarner Inc.                                          17                             1,102
     Lear Corp.                                               19                             424
     Modine Manufacturing Co.                                 10                             223
     Oshkosh Truck Corp.                                      22                             1,036
                                                                                             3,267
Beverages - 0.1%
     PepsiAmericas Inc.                                       17                             385

Distribution & Wholesale - 1.1%
     CDW Corp. (l)                                            19                             1,017
     Fastenal Co. (l)                                         37                             1,474
     Ingram Micro Inc. - Class A (b) (l)                      34                             624
     Tech Data Corp. (b)                                      17                             643
                                                                                             3,758
Entertainment - 0.8%
     GTECH Holdings Corp.                                     37                             1,303
     International Speedway Corp. - Class A                   10                             467
     Macrovision Corp. (b)                                    15                             314
     Scientific Games Corp. - Class A (b) (l)                 19                             676
                                                                                             2,760
Home Builders - 1.0%
     Beazer Homes USA Inc. (l)                                12                             560
     Hovnanian Enterprises Inc. - Class A (b) (l)             10                             308
     MDC Holdings Inc. (l)                                    10                             493
     Ryland Group Inc.                                        13                             582
     Thor Industries Inc.                                     10                             490
     Toll Brothers Inc. (b) (l)                               35                             890
                                                                                             3,323
Home Furnishings - 0.1%
     Furniture Brands International Inc. (l)                  15                             305

Leisure Time - 0.1%
     Callaway Golf Co.                                        19                             253

Lodging - 0.2%
     Boyd Gaming Corp.                                        13                             526

Media - 1.1%
     Belo Corp. (l)                                           26                             406
     Emmis Communications Corp. - Class A (b) (l)             10                             155
     Entercom Communications Corp.                            10                             259
     Lee Enterprises Inc.                                     13                             353
     Media General Inc.                                       7                              291
     Reader's Digest Association Inc. - Class A (l)           28                             398
     Scholastic Corp. (b)                                     10                             266
     Washington Post Co.                                      2                              1,325
     Westwood One Inc.                                        18                             131
                                                                                             3,584
Office & Business Equipment - 0.4%
     Herman Miller Inc.                                       20                             510
     HNI Corp.                                                15                             681
                                                                                             1,191
Retail - 7.9%
     99 Cents Only Stores (b) (l)                             13                             140
     Abercrombie & Fitch Co. - Class A                        26                             1,436
     Advance Auto Parts Inc.                                  32                             925
     Aeropostale Inc. (b) (l)                                 16                             460
     American Eagle Outfitters Inc. (l)                       39                             1,326
     AnnTaylor Stores Corp. (b)                               22                             935
     Applebee's International Inc.                            22                             418
     Barnes & Noble Inc.                                      16                             572
     BJ's Wholesale Club Inc. (b)                             20                             569
     Bob Evans Farms Inc.                                     11                             319
     Borders Group Inc.                                       19                             352
     Brinker International Inc. (l)                           25                             921
     CarMax Inc. (b) (l)                                      31                             1,102
     CBRL Group Inc.                                          11                             378
     Cheesecake Factory Inc. (b)                              23                             632
     Chico's FAS Inc. (b) (l)                                 53                             1,443
     Claire's Stores Inc.                                     29                             751
     Copart Inc. (b)                                          20                             499
     Dollar Tree Stores Inc. (b) (l)                          32                             837
     Foot Locker Inc.                                         46                             1,130
     GameStop Corp. - Class A (b) (l)                         17                             697
     Michaels Stores Inc.                                     40                             1,629
     MSC Industrial Direct Co. - Class A                      16                             766
     O'Reilly Automotive Inc. (b)                             33                             1,035
     OSI Restaurant Partners Inc.                             20                             675
     Pacific Sunwear of California Inc. (b) (l)               21                             379
     Payless Shoesource Inc. (b)                              20                             547
     Petsmart Inc.                                            42                             1,064
     Pier 1 Imports Inc. (l)                                  25                             174
     Regis Corp.                                              13                             475
     Ross Stores Inc. (l)                                     43                             1,200
     Ruby Tuesday Inc. (l)                                    17                             415
     Saks Inc.                                                41                             666
     Urban Outfitters Inc. (b)                                33                             573
     Williams-Sonoma Inc.                                     34                             1,164
                                                                                             26,604
Textiles - 0.3%
     Mohawk Industries Inc. (b)                               16                             1,102

CONSUMER, NON-CYCLICAL - 5.8%
Commercial Services - 4.2%
     Adesa Inc.                                               27                             590
     Alliance Data Systems Corp. (b)                          20                             1,162
     Banta Corp.                                              7                              330
     Career Education Corp. (b)                               29                             868
     ChoicePoint Inc. (b)                                     26                             1,093
     Corinthian Colleges Inc. (b) (l)                         25                             354
     Corporate Executive Board Co.                            12                             1,175
     Deluxe Corp.                                             15                             258
     DeVry Inc. (b) (l)                                       17                             379
     Gartner Inc. - Class A (b)                               16                             229
     ITT Educational Services Inc. (b)                        11                             718
     Kelly Services Inc. - Class A                            5                              147
     Korn/Ferry International (b) (l)                         12                             240
     Laureate Education Inc. (b)                              14                             616
     Manpower Inc.                                            26                             1,680
     MPS Group Inc. (b)                                       30                             446
     Navigant Consulting Inc. (b) (l)                         14                             328
     Pharmaceutical Product Development Inc.                  30                             1,045
     Quanta Services Inc. (b) (l)                             35                             607
     Rent-A-Center Inc. (b)                                   20                             503
     Rollins Inc.                                             9                              176
     Sotheby's Holdings - Class A (b)                         13                             346
     United Rentals Inc. (b) (l)                              20                             636
     Valassis Communications Inc. (b) (l)                     14                             322
                                                                                             14,248
Food - 0.9%
     Hormel Foods Corp.                                       22                             805
     JM Smucker Co.                                           17                             774
     Ruddick Corp.                                            10                             253
     Smithfield Foods Inc. (b) (l)                            29                             845
     Tootsie Roll Industries Inc.                             8                              227
                                                                                             2,904
Household Products - 0.6%
     American Greetings Corp. (l)                             19                             393
     Blyth Inc.                                               7                              133
     Church & Dwight Co. Inc.                                 19                             697
     Scotts Miracle-Gro Co.                                   13                             571
     Tupperware Brands Corp.                                  15                             299
                                                                                             2,093
Tobacco - 0.1%
     Universal Corp. (l)                                      7                              275

ENERGY - 12.0%
Coal - 1.8%
     Arch Coal Inc.                                           42                             1,783
     Peabody Energy Corp.                                     78                             4,353
                                                                                             6,136
Oil & Gas - 8.7%
     AGL Resources Inc.                                       23                             879
     Cameron International Corp. (b)                          34                             1,636
     Denbury Resources Inc. (b)                               34                             1,083
     ENSCO International Inc.                                 45                             2,085
     FMC Technologies Inc. (b)                                20                             1,367
     Forest Oil Corp. (b)                                     16                             528
     Grant Prideco Inc. (b)                                   39                             1,727
     Hanover Compressor Co. (b) (l)                           26                             492
     Helmerich & Payne Inc.                                   15                             931
     Newfield Exploration Co. (b)                             38                             1,861
     Noble Energy Inc.                                        52                             2,439
     Oneok Inc.                                               35                             1,180
     Patterson-UTI Energy Inc.                                51                             1,447
     Pioneer Natural Resources Co. (l)                        38                             1,767
     Plains Exploration & Production Co. (b) (l)              23                             944
     Pogo Producing Co. (l)                                   18                             817
     Pride International Inc. (b) (l)                         48                             1,495
     Quicksilver Resources Inc. (b) (l)                       20                             734
     Smith International Inc. (l)                             59                             2,640
     Southwestern Energy Co. (b)                              50                             1,543
     Tidewater Inc.                                           18                             880
     Vectren Corp.                                            23                             617
     WGL Holdings Inc.                                        14                             405
                                                                                             29,497
Pipelines - 1.5%
     Equitable Resources Inc.                                 35                             1,188
     National Fuel Gas Co.                                    25                             881
     Questar Corp.                                            25                             2,031
     Western Gas Resources Inc.                               17                             1,027
                                                                                             5,127
FINANCIALS - 16.2%
Banks - 3.6%
     Associated Bancorp.                                      40                             1,269
     Bank of Hawaii Corp.                                     15                             754
     Cathay General Bancorp. (l)                              15                             533
     City National Corp.                                      12                             800
     Colonial BancGroup Inc.                                  46                             1,172
     Cullen/Frost Bankers Inc.                                14                             804
     FirstMerit Corp.                                         24                             497
     Greater Bay Bancorp.                                     15                             427
     Investors Financial Services Corp.                       19                             867
     Mercantile Bankshares Corp.                              36                             1,298
     SVB Financial Group (b)                                  10                             471
     TCF Financial Corp. (l)                                  33                             870
     Texas Regional Bancshares Inc. - Class A (l)             13                             507
     Webster Financial Corp.                                  15                             734
     Westamerica Bancorp. (l)                                 9                              453
     Wilmington Trust Corp.                                   20                             847
                                                                                             12,303
Diversified Financial Services - 2.4%
     AG Edwards Inc.                                          22                             1,241
     AmeriCredit Corp. (b) (l)                                38                             1,067
     BISYS Group Inc. (b)                                     35                             474
     Eaton Vance Corp.                                        38                             956
     IndyMac Bancorp. Inc.                                    19                             876
     Jefferies Group Inc.                                     30                             885
     Leucadia National Corp. (l)                              49                             1,418
     Raymond James Financial Inc.                             26                             778
     Waddell & Reed Financial Inc. - Class A                  25                             512
                                                                                             8,207
Insurance - 5.7%
     American Financial Group Inc.                            14                             596
     AmerUs Group Co. (l)                                     11                             669
     Arthur J Gallagher & Co. (l)                             28                             720
     Brown & Brown Inc.                                       33                             963
     Everest Re Group Ltd.                                    19                             1,664
     Fidelity National Financial Inc.                         51                             1,997
     First American Corp.                                     28                             1,197
     Hanover Insurance Group Inc.                             16                             756
     HCC Insurance Holdings Inc. (l)                          33                             967
     Horace Mann Educators Corp.                              12                             208
     Mercury General Corp. (l)                                10                             585
     Ohio Casualty Corp.                                      18                             550
     Old Republic International Corp.                         68                             1,451
     PMI Group Inc.                                           27                             1,182
     Protective Life Corp.                                    21                             960
     Radian Group Inc.                                        25                             1,521
     Stancorp Financial Group Inc.                            16                             828
     Unitrin Inc.                                             13                             574
     WR Berkley Corp.                                         50                             1,705
                                                                                             19,093
Real Estate Investment Trusts - 3.6%
     AMB Property Corp.                                       26                             1,309
     Developers Diversified Realty Corp.                      32                             1,680
     Highwoods Properties Inc.                                15                             557
     Hospitality Properties Trust                             21                             936
     Liberty Property Trust (l)                               26                             1,157
     Longview Fibre Co.                                       15                             278
     Macerich Co.                                             21                             1,482
     Mack-Cali Realty Corp.                                   18                             848
     New Plan Excel Realty Trust                              31                             765
     Regency Centers Corp.                                    20                             1,255
     United Dominion Realty Trust Inc.                        40                             1,114
     Weingarten Realty Investors                              24                             912
                                                                                             12,293
Savings & Loans - 0.9%
     Astoria Financial Corp.                                  25                             764
     First Niagara Financial Group Inc. (l)                   33                             465
     New York Community Bancorp. Inc. (l)                     77                             1,279
     Washington Federal Inc. (l)                              26                             600
                                                                                             3,108
HEALTH CARE - 9.4%
Biotechnology - 1.6%
     Affymetrix Inc. (b) (l)                                  20                             512
     Charles River Laboratories International Inc. (b)        21                             788
     Invitrogen Corp. (b) (l)                                 16                             1,036
     Martek Biosciences Corp. (b) (l)                         10                             276
     Millennium Pharmaceuticals Inc. (b) (l)                  93                             923
     PDL BioPharma Inc. (b) (l)                               34                             617
     Vertex Pharmaceuticals Inc. (b) (l)                      33                             1,194
                                                                                             5,346
Healthcare Providers & Services - 5.8%
     Advanced Medical Optics Inc. (b) (l)                     20                             1,004
     Apria Healthcare Group Inc. (b)                          14                             258
     Beckman Coulter Inc.                                     19                             1,041
     Community Health Systems Inc. (b)                        29                             1,060
     Covance Inc. (b)                                         19                             1,141
     Cytyc Corp. (b)                                          34                             868
     Dentsply International Inc.                              23                             1,408
     Edwards Lifesciences Corp. (b)                           17                             782
     Gen-Probe Inc. (b)                                       15                             823
     Health Net Inc. (b)                                      34                             1,537
     Henry Schein Inc. (b)                                    26                             1,209
     Hillenbrand Industries Inc.                              18                             880
     Intuitive Surgical Inc. (b)                              11                             1,241
     LifePoint Hospitals Inc. (b)                             17                             537
     Lincare Holdings Inc. (b)                                28                             1,070
     STERIS Corp.                                             20                             453
     Techne Corp. (b)                                         12                             594
     Triad Hospitals Inc. (b)                                 25                             1,009
     Universal Health Services Inc.                           16                             812
     Varian Medical Systems Inc. (b)                          39                             1,850
                                                                                             19,577
Pharmaceuticals - 2.0%
     Cephalon Inc. (b)                                        18                             1,070
     Medics Pharmaceutical Corp. (l)                          16                             382
     Omnicare Inc.                                            35                             1,681
     Par Pharmaceutical Cos. Inc. (b) (l)                     9                              174
     Perrigo Co.                                              24                             392
     Sepracor Inc. (b) (l)                                    31                             1,795
     Valeant Pharmaceutical International                     27                             459
     VCA Antech Inc. (b) (l)                                  24                             782
                                                                                             6,735
INDUSTRIALS - 14.4%
Aerospace & Defense - 0.5%
     Alliant Techsystems Inc. (b)                             11                             807
     DRS Technologies Inc.                                    12                             575
     Sequa Corp. - Class A (b)                                2                              146
                                                                                             1,528
Building Materials - 0.6%
     Florida Rock Industries Inc. (l)                         14                             696
     Martin Marietta Materials Inc.                           14                             1,239
                                                                                             1,935
Diversified Machinery - 0.9%
     AGCO Corp. (b) (l)                                       27                             708
     Flowserve Corp. (b)                                      17                             948
     Graco Inc.                                               20                             933
     Nordson Corp.                                            10                             471
     Tecumseh Products Co. (b)                                5                              104
                                                                                             3,164
Electronics - 2.2%
     Amphenol Corp. - Class A                                 26                             1,473
     Arrow Electronics Inc. (b)                               36                             1,151
     Avnet Inc. (b)                                           43                             868
     Gentex Corp. (l)                                         46                             641
     Kemet Corp. (b)                                          26                             238
     National Instruments Corp.                               16                             434
     Plexus Corp. (b)                                         13                             452
     Thomas & Betts Corp. (b)                                 15                             789
     Varian Inc. (b)                                          9                              372
     Vishay Intertechnology Inc. (b)                          55                             860
                                                                                             7,278
Engineering & Construction - 0.6%
     Dycom Industries Inc. (b)                                12                             247
     Granite Construction Inc.                                10                             437
     Jacobs Engineering Group Inc. (b)                        17                             1,380
                                                                                             2,064
Environmental Control - 0.8%
     Mine Safety Appliances Co.                               8                              312
     Republic Services Inc. - Class A                         36                             1,445
     Stericycle Inc. (b)                                      13                             832
                                                                                             2,589
Hand & Machine Tools - 0.4%
     Kennametal Inc.                                          12                             727
     Lincoln Electric Holdings Inc. (l)                       12                             749
                                                                                             1,476
Machinery - 0.8%
     Joy Global Inc.                                          36                             1,893
     Zebra Technologies Corp. (b)                             21                             713
                                                                                             2,606
Manufacturing - 2.6%
     Brink's Co.                                              14                             806
     Carlisle Cos. Inc.                                       9                              687
     Crane Co.                                                15                             624
     Donaldson Co. Inc.                                       20                             686
     Federal Signal Corp.                                     14                             208
     Harsco Corp.                                             12                             969
     Lancaster Colony Corp.                                   7                              293
     Pentair Inc.                                             30                             1,026
     Roper Industries Inc.                                    25                             1,188
     SPX Corp.                                                18                             981
     Teleflex Inc.                                            12                             649
     Trinity Industries Inc. (l)                              19                             784
                                                                                             8,901
Metal Fabrication & Hardware - 1.3%
     Commercial Metals Co.                                    33                             853
     Precision Castparts Corp.                                40                             2,369
     Timken Co.                                               25                             832
     Worthington Industries Inc. (l)                          21                             440
                                                                                             4,494
Packaging & Containers - 0.4%
     Packaging Corp.                                          17                             380
     Sonoco Products Co.                                      29                             926
                                                                                             1,306
Transportation - 3.3%
     Alexander & Baldwin Inc.                                 13                             583
     CH Robinson Worldwide Inc.                               51                             2,694
     Con-way Inc.                                             15                             878
     Expeditors International Washington Inc.                 63                             3,524
     GATX Corp.                                               15                             640
     JB Hunt Transport Services Inc. (l)                      36                             893
     Overseas Shipholding Group Inc.                          9                              515
     Swift Transportation Co. Inc. (b)                        16                             499
     Werner Enterprises Inc. (l)                              15                             302
     YRC Worldwide Inc. (b)                                   17                             726
                                                                                             11,254
TECHNOLOGY - 9.6%
Computers - 3.6%
     Cadence Design Systems Inc. (b)                          84                             1,438
     Ceridian Corp. (b)                                       43                             1,051
     Cognizant Technology Solutions Corp. (b)                 41                             2,748
     Diebold Inc. (l)                                         21                             833
     DST Systems Inc. (b) (l)                                 19                             1,111
     Imation Corp.                                            10                             408
     Jack Henry & Associates Inc. (l)                         22                             432
     McData Corp. - Class A (b) (l)                           42                             173
     Mentor Graphics Corp. (b)                                24                             307
     Palm Inc. (b) (l)                                        27                             435
     Reynolds & Reynolds Co. - Class A                        15                             460
     SRA International Inc. - Class A (b)                     11                             294
     Synopsys Inc. (b)                                        43                             800
     Western Digital Corp. (b)                                65                             1,285
                                                                                             11,775
Data Processing - 1.1%
     Acxiom Corp.                                             23                             573
     CSG Systems International Inc. (b)                       14                             345
     Dun & Bradstreet Corp. (b)                               20                             1,381
     Fair Isaac Corp.                                         19                             702
     MoneyGram International Inc. (l)                         25                             858
                                                                                             3,859
Semiconductors - 3.7%
     Atmel Corp. (b)                                          124                            687
     Cabot Microelectronics Corp. (b)                         7                              213
     Credence Systems Corp. (b)                               30                             105
     Cree Inc. (b) (l)                                        23                             539
     Cypress Semiconductor Corp. (b) (l)                      40                             585
     Fairchild Semiconductor International Inc. (b)           36                             655
     Integrated Device Technology Inc. (b)                    59                             841
     International Rectifier Corp. (b) (l)                    21                             821
     Intersil Corp.                                           42                             979
     Lam Research Corp. (b)                                   41                             1,925
     Lattice Semiconductor Corp. (b)                          33                             203
     MEMC Electronic Materials Inc. (b)                       49                             1,830
     Micrel Inc. (b)                                          19                             190
     Microchip Technology Inc.                                63                             2,113
     Semtech Corp. (b)                                        21                             310
     Silicon Laboratories Inc. (b) (l)                        13                             472
     Triquint Semiconductor Inc. (b)                          42                             187
                                                                                             12,655
Software - 1.2%
     Activision Inc. (b) (l)                                  82                             932
     Advent Software Inc. (b)                                 5                              172
     Fidelity National Information Services Inc.              28                             982
     SEI Investments Co.                                      19                             922
     Sybase Inc. (b)                                          27                             525
     Transaction Systems Architects Inc. (b)                  11                             444
     Wind River Systems Inc. (b)                              21                             190
                                                                                             4,167
UTILITIES - 6.3%
Electric - 6.0%
     Alliant Energy Corp.                                     35                             1,190
     Ametek Inc.                                              21                             993
     Aquila Inc. (b)                                          107                            450
     Black Hills Corp.                                        9                              323
     DPL Inc. (l)                                             37                             1,004
     Duquesne Light Holdings Inc. (l)                         22                             368
     Energizer Holdings Inc. (b)                              18                             1,072
     Energy East Corp.                                        44                             1,047
     Great Plains Energy Inc. (l)                             24                             657
     Hawaiian Electric Industries Inc. (l)                    24                             671
     Hubbell Inc. - Class B                                   18                             855
     Idacorp Inc.                                             12                             418
     MDU Resources Group Inc.                                 36                             1,300
     Northeast Utilities                                      45                             939
     NSTAR                                                    32                             906
     OGE Energy Corp.                                         27                             939
     Pepco Holdings Inc.                                      56                             1,325
     PNM Resources Inc.                                       20                             506
     Puget Energy Inc.                                        34                             736
     SCANA Corp.                                              34                             1,306
     Sierra Pacific Resources (b)                             60                             834
     Westar Energy Inc.                                       26                             545
     Wisconsin Energy Corp.                                   35                             1,395
     WPS Resources Corp.                                      12                             587
                                                                                             20,367
Water - 0.3%
     Aqua America Inc.                                        38                             869

     Total Common Stocks (cost $277,902)                                                     322,748

SHORT TERM INVESTMENTS - 21.7%
Money Market Funds - 3.9%
     JNL Money Market Fund, 5.03% (a) (n)                     13,285                         13,285

Securities Lending Collateral - 17.7%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   59,519                         59,519

U.S. Treasury Securities - 0.1%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $400                           397

     Total Short Term Investments (cost $73,201)                                             73,201

Total Investments - 117.2% (cost $351,103)                                                   395,949
Other Assets and Liabilities, Net -  (17.2%)                                                 (58,137)
Total Net Assets - 100%                                                                      $337,812

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 98.3%
BASIC MATERIALS - 2.9%
Chemicals - 1.5%
     Air Products & Chemicals Inc.                            9                              $592
     Ashland Inc.                                             3                              176
     Dow Chemical Co.                                         39                             1,516
     Eastman Chemical Co. (l)                                 3                              165
     Ecolab Inc.                                              7                              304
     EI Du Pont de Nemours & Co.                              37                             1,550
     Hercules Inc. (b)                                        4                              54
     International Flavors & Fragrances Inc.                  3                              119
     Monsanto Co.                                             11                             932
     PPG Industries Inc.                                      7                              455
     Praxair Inc.                                             13                             685
     Rohm & Haas Co.                                          6                              281
     Sherwin-Williams Co.                                     4                              211
     Sigma-Aldrich Corp. (l)                                  3                              209
                                                                                             7,249
Forest Products & Paper - 0.4%
     International Paper Co.                                  19                             625
     Louisiana-Pacific Corp.                                  4                              86
     MeadWestvaco Corp.                                       7                              193
     Plum Creek Timber Co. Inc.                               7                              266
     Temple-Inland Inc.                                       5                              198
     Weyerhaeuser Co.                                         10                             630
                                                                                             1,998
Iron & Steel - 0.3%
     Allegheny Technologies Inc.                              4                              259
     Nucor Corp.                                              12                             659
     United States Steel Corp.                                5                              356
                                                                                             1,274
Mining - 0.7%
     Alcoa Inc.                                               35                             1,139
     Freeport-McMoRan Copper & Gold Inc. (l)                  8                              436
     Newmont Mining Corp.                                     18                             967
     Phelps Dodge Corp.                                       8                              655
     Vulcan Materials Co.                                     4                              328
                                                                                             3,525
COMMUNICATIONS - 7.9%
Advertising - 0.2%
     Interpublic Group of Cos. Inc. (b) (l)                   18                             149
     Omnicom Group Inc.                                       7                              623
                                                                                             772
E - Commerce - 0.4%
     Amazon.com Inc. (b) (l)                                  12                             473
     eBay Inc. (b)                                            47                             1,370
                                                                                             1,843
Internet - 1.3%
     Google Inc. - Class A (b)                                8                              3,491
     Symantec Corp. (b) (l)                                   44                             681
     Verisign Inc. (b) (l)                                    11                             243
     Yahoo! Inc. (b)                                          50                             1,664
                                                                                             6,079
Telecommunications - 5.4%
     ADC Telecommunications Inc. (b)                          5                              77
     Alltel Corp.                                             15                             969
     Andrew Corp. (b)                                         7                              64
     AT&T Inc.                                                157                            4,372
     Avaya Inc. (b)                                           16                             186
     BellSouth Corp.                                          73                             2,644
     CenturyTel Inc.                                          5                              201
     Ciena Corp. (b) (l)                                      24                             114
     Cisco Systems Inc. (b)                                   246                            4,808
     Citizens Communications Co. (l)                          14                             178
     Comverse Technology Inc. (b) (l)                         8                              149
     Corning Inc. (b)                                         63                             1,523
     Embarq Corp. (b)                                         6                              238
     JDS Uniphase Corp. (b) (l)                               68                             173
     Juniper Networks Inc. (b)                                22                             353
     Lucent Technologies Inc. (b) (l)                         185                            448
     Motorola Inc.                                            100                            2,010
     Qwest Communications International Inc. (b) (l)          65                             522
     Sprint Nextel Corp.                                      120                            2,404
     Tellabs Inc. (b)                                         18                             238
     Verizon Communications Inc.                              118                            3,941
                                                                                             25,612
Wireless Telecommunications - 0.6%
     Qualcomm Inc.                                            68                             2,709

CONSUMER, CYCLICAL - 13.7%
Airlines - 0.1%
     Southwest Airlines Co.                                   28                             458

Apparel - 0.2%
     Coach Inc. (b)                                           16                             475
     Jones Apparel Group Inc.                                 4                              130
     Liz Claiborne Inc.                                       4                              140
     Nike Inc. - Class B                                      7                              601
     VF Corp.                                                 4                              240
                                                                                             1,586
Automobiles - 0.4%
     Cooper Tire & Rubber Co. (l)                             2                              26
     Ford Motor Co. (l)                                       77                             536
     General Motors Corp. (l)                                 22                             664
     Goodyear Tire & Rubber Co. (b) (l)                       7                              79
     Johnson Controls Inc.                                    8                              632
     Navistar International Corp. (b) (l)                     2                              60
     Paccar Inc.                                              7                              554
                                                                                             2,551
Beverages - 2.2%
     Anheuser-Busch Cos. Inc.                                 31                             1,423
     Brown-Forman Corp. - Class B                             3                              232
     Coca-Cola Co.                                            83                             3,551
     Coca-Cola Enterprises Inc.                               13                             255
     Constellation Brands Inc. - Class A (b)                  8                              203
     Molson Coors Brewing Co.                                 3                              171
     Pepsi Bottling Group Inc.                                6                              180
     PepsiCo Inc.                                             67                             3,999
                                                                                             10,014
Distribution & Wholesale - 0.2%
     Genuine Parts Co.                                        7                              281
     WW Grainger Inc.                                         3                              246
                                                                                             527
Entertainment - 0.2%
     International Game Technology                            14                             529

Home Builders - 0.3%
     Centex Corp.                                             5                              248
     DR Horton Inc.                                           11                             257
     KB Home (l)                                              3                              134
     Lennar Corp. (l)                                         5                              235
     Pulte Homes Inc.                                         8                              238
                                                                                             1,112
Home Furnishings - 0.1%
     Harman International Industries Inc.                     3                              220
     Whirlpool Corp. (l)                                      3                              258
                                                                                             478
Leisure Time - 0.3%
     Brunswick Corp.                                          4                              131
     Carnival Corp. (l)                                       17                             711
     Harley-Davidson Inc. (l)                                 11                             587
     Sabre Holdings Corp. (l)                                 5                              102
                                                                                             1,531
Lodging - 0.4%
     Harrah's Entertainment Inc.                              7                              518
     Hilton Hotels Corp.                                      13                             358
     Marriott International Inc. - Class A                    13                             484
     Starwood Hotels & Resorts Worldwide Inc.                 9                              542
                                                                                             1,902
Media - 3.2%
     CBS Corp.                                                32                             854
     Clear Channel Communications Inc.                        21                             638
     Comcast Corp. - Class A (b)                              85                             2,788
     Dow Jones & Co. Inc. (l)                                 2                              70
     EW Scripps Co.                                           3                              142
     Gannett Co. Inc.                                         9                              524
     McGraw-Hill Cos. Inc.                                    14                             719
     Meredith Corp. (l)                                       1                              72
     New York Times Co. - Class A (l)                         6                              150
     News Corp. - Class A                                     96                             1,833
     Time Warner Inc.                                         173                            2,989
     Tribune Co. (l)                                          11                             349
     Univision Communications Inc. - Class A (b) (l)          9                              306
     Viacom Inc. (b)                                          30                             1,084
     Walt Disney Co.                                          88                             2,648
                                                                                             15,166
Office & Business Equipment - 0.2%
     Pitney Bowes Inc.                                        9                              378
     Xerox Corp. (b)                                          37                             511
                                                                                             889
Retail - 5.8%
     AutoNation Inc. (b) (l)                                  7                              146
     AutoZone Inc. (b)                                        2                              196
     Bed Bath & Beyond Inc. (b)                               11                             379
     Best Buy Co. Inc.                                        16                             895
     Big Lots Inc. (b) (l)                                    5                              79
     Circuit City Stores Inc.                                 6                              150
     Costco Wholesale Corp. (l)                               19                             1,061
     CVS Corp.                                                33                             1,017
     Darden Restaurants Inc.                                  5                              193
     Dillard's Inc. - Class A                                 3                              80
     Dollar General Corp.                                     12                             167
     Family Dollar Stores Inc.                                6                              140
     Federated Department Stores Inc.                         23                             827
     Gap Inc.                                                 23                             395
     Home Depot Inc.                                          83                             2,970
     JC Penney Co. Inc.                                       9                              622
     Kohl's Corp. (b)                                         14                             802
     Lowe's Cos. Inc.                                         31                             1,904
     Limited Brands Inc.                                      14                             363
     McDonald's Corp.                                         50                             1,690
     Nordstrom Inc.                                           8                              303
     Office Depot Inc. (b)                                    11                             424
     OfficeMax Inc.                                           2                              102
     RadioShack Corp.                                         5                              77
     Sears Holdings Corp. (b) (l)                             4                              604
     Staples Inc.                                             29                             695
     Starbucks Corp. (b)                                      31                             1,173
     Target Corp.                                             34                             1,682
     Tiffany & Co.                                            6                              192
     TJX Cos. Inc.                                            18                             403
     Walgreen Co.                                             41                             1,827
     Wal-Mart Stores Inc.                                     101                            4,854
     Wendy's International Inc.                               5                              286
     Yum! Brands Inc.                                         11                             563
                                                                                             27,261
Textiles - 0.0%
     Cintas Corp.                                             6                              234

Toys & Hobbies - 0.1%
     Hasbro Inc.                                              8                              137
     Mattel Inc.                                              16                             258
                                                                                             395
CONSUMER, NON-CYCLICAL - 6.5%
Agriculture - 0.3%
     Archer-Daniels-Midland Co.                               27                             1,094

Commercial Services - 0.8%
     Apollo Group Inc. - Class A (b)                          6                              288
     Cendant Corp.                                            41                             668
     Convergys Corp. (b)                                      5                              99
     Equifax Inc.                                             5                              178
     H&R Block Inc. (l)                                       13                             318
     McKesson Corp.                                           12                             570
     Monster Worldwide Inc. (b)                               5                              221
     Moody's Corp.                                            10                             550
     Paychex Inc.                                             13                             513
     Robert Half International Inc.                           7                              294
     RR Donnelley & Sons Co.                                  9                              293
                                                                                             3,992
Cosmetics & Personal Care - 2.0%
     Alberto-Culver Co. - Class B                             3                              153
     Avon Products Inc.                                       18                             573
     Colgate-Palmolive Co.                                    21                             1,247
     Estee Lauder Cos. Inc.                                   5                              186
     Proctor & Gamble Co.                                     132                            7,346
                                                                                             9,505
Food - 1.4%
     Campbell Soup Co.                                        7                              272
     ConAgra Foods Inc. (l)                                   20                             453
     Dean Foods Co. (b)                                       5                              197
     General Mills Inc.                                       14                             725
     Hershey Co.                                              7                              375
     HJ Heinz Co.                                             13                             543
     Kellogg Co.                                              10                             476
     Kroger Co.                                               29                             625
     McCormick & Co. Inc.                                     5                              182
     Safeway Inc.                                             18                             462
     Sara Lee Corp.                                           30                             479
     Supervalu Inc. (l)                                       8                              244
     Sysco Corp.                                              24                             743
     Tyson Foods Inc.                                         11                             165
     Whole Foods Market Inc.                                  6                              375
     WM Wrigley Jr Co.                                        9                              390
                                                                                             6,706
Household Products - 0.5%
     Avery Dennison Corp.                                     4                              255
     Clorox Co.                                               6                              379
     Fortune Brands Inc.                                      6                              411
     Kimberly-Clark Corp.                                     19                             1,150
     Newell Rubbermaid Inc.                                   11                             276
                                                                                             2,471
Tobacco - 1.5%
     Altria Group Inc.                                        84                             6,180
     Reynolds American Inc. (l)                               4                              410
     UST Inc. (l)                                             6                              276
                                                                                             6,866
ENERGY - 10.3%
Coal - 0.1%
     Consol Energy Inc.                                       5                              245

Oil & Gas - 9.9%
     Anadarko Petroleum Corp.                                 18                             864
     Apache Corp.                                             13                             919
     Baker Hughes Inc.                                        14                             1,129
     BJ Services Co.                                          13                             495
     Chesapeake Enegy Corp. (l)                               16                             484
     Chevron Corp.                                            89                             5,542
     ConocoPhillips                                           67                             4,360
     Devon Energy Corp.                                       17                             1,044
     EOG Resources Inc.                                       10                             689
     Exxon Mobil Corp.                                        244                            14,953
     Halliburton Co.                                          21                             1,536
     Hess Corp.                                               9                              496
     Kerr-McGee Corp.                                         9                              623
     KeySpan Corp.                                            7                              289
     Marathon Oil Corp.                                       14                             1,201
     Murphy Oil Corp.                                         7                              387
     Nabors Industries Ltd. (b)                               12                             411
     National Oilwell Varco Inc. (b)                          7                              440
     Nicor Inc. (l)                                           2                              73
     NiSource Inc.                                            12                             253
     Noble Corp.                                              6                              427
     Occidental Petroleum Corp.                               17                             1,777
     Peoples Energy Corp. (l)                                 1                              48
     Rowan Cos. Inc.                                          4                              141
     Schlumberger Ltd.                                        48                             3,098
     Sempra Energy                                            11                             486
     Sunoco Inc.                                              5                              371
     Transocean Inc. (b)                                      13                             1,058
     Valero Energy Corp.                                      25                             1,654
     Weatherford International Ltd. (b)                       14                             711
     XTO Energy Inc.                                          15                             663
                                                                                             46,622
Pipelines - 0.3%
     El Paso Corp. (l)                                        29                             432
     Kinder Morgan Inc.                                       4                              417
     Williams Cos. Inc. (l)                                   23                             548
                                                                                             1,397
FINANCIALS - 21.0%
Banks - 6.6%
     AmSouth Bancorp.                                         14                             371
     Bank of America Corp.                                    184                            8,844
     Bank of New York Co. Inc. (l)                            31                             1,005
     BB&T Corp. (l)                                           22                             905
     Comerica Inc.                                            6                              328
     Commerce Bancorp. Inc. (l)                               7                              257
     Compass Bancshares Inc.                                  5                              303
     Fifth Third Bancorp. (l)                                 23                             840
     First Horizon National Corp. (l)                         5                              188
     Huntington Bancshares Inc. (l)                           10                             239
     Keycorp                                                  16                             570
     M&T Bank Corp.                                           3                              360
     Marshall & Ilsley Corp.                                  9                              410
     Mellon Financial Corp.                                   17                             586
     National City Corp. (l)                                  22                             779
     North Fork Bancorp. Inc.                                 19                             565
     Northern Trust Corp.                                     7                              394
     PNC Financial Services Group Inc.                        12                             826
     Regions Financial Corp.                                  18                             594
     State Street Corp.                                       13                             758
     SunTrust Banks Inc.                                      15                             1,111
     Synovus Financial Corp.                                  13                             359
     US Bancorp.                                              72                             2,218
     Wachovia Corp.                                           65                             3,507
     Wells Fargo & Co.                                        68                             4,546
     Zions Bancorp.                                           4                              341
                                                                                             31,204
Diversified Financial Services - 8.5%
     American Express Co.                                     50                             2,649
     Ameriprise Financial Inc.                                10                             441
     Bear Stearns Cos. Inc.                                   5                              693
     Capital One Financial Corp.                              12                             1,050
     Charles Schwab Corp.                                     42                             676
     CIT Group Inc.                                           8                              432
     Citigroup Inc.                                           200                            9,663
     Countrywide Financial Corp.                              25                             938
     E*Trade Financial Corp. (b)                              17                             377
     Fannie Mae                                               39                             1,879
     Federated Investors Inc. - Class B                       3                              108
     Franklin Resources Inc.                                  6                              518
     Freddie Mac                                              28                             1,594
     Goldman Sachs Group Inc.                                 17                             2,629
     Janus Capital Group Inc.                                 8                              144
     JPMorgan Chase & Co.                                     140                            5,880
     Legg Mason Inc.                                          5                              537
     Lehman Brothers Holdings Inc.                            22                             1,407
     Merrill Lynch & Co. Inc.                                 37                             2,596
     Morgan Stanley                                           43                             2,734
     SLM Corp.                                                16                             868
     TRowe Price Group Inc.                                   11                             398
     Washington Mutual Inc. (l)                               39                             1,767
                                                                                             39,978
Insurance - 4.8%
     ACE Ltd.                                                 13                             674
     Aflac Inc.                                               20                             907
     Allstate Corp.                                           25                             1,379
     AMBAC Financial Group Inc.                               4                              354
     American International Group Inc.                        105                            6,176
     AON Corp.                                                13                             458
     Chubb Corp.                                              17                             847
     Cigna Corp.                                              5                              466
     Cincinnati Financial Corp.                               7                              318
     Genworth Financial Inc. - Class A                        15                             516
     Hartford Financial Services Group Inc.                   12                             1,039
     Lincoln National Corp.                                   11                             631
     Loews Corp.                                              16                             574
     Marsh & McLennan Cos. Inc. (l)                           23                             607
     MBIA Inc.                                                5                              305
     Metlife Inc.                                             31                             1,570
     MGIC Investment Corp. (l)                                3                              217
     Principal Financial Group Inc. (l)                       11                             612
     Progressive Corp.                                        32                             823
     Prudential Financial Inc.                                20                             1,543
     Safeco Corp.                                             5                              262
     St Paul Travelers Cos. Inc.                              28                             1,254
     Torchmark Corp.                                          4                              260
     UnumProvident Corp. (l)                                  12                             213
     XL Capital Ltd. - Class A                                7                              457
                                                                                             22,462
Real Estate Investment Trusts - 0.9%
     Apartment Investment & Management Co.                    4                              174
     Archstone-Smith Trust                                    9                              448
     Boston Properties Inc.                                   4                              316
     Equity Office Properties Trust                           16                             585
     Equity Residential                                       11                             514
     Kimco Realty Corp.                                       9                              321
     Prologis                                                 10                             499
     Public Storage Inc. (l)                                  3                              252
     Simon Property Group Inc.                                7                              607
     Vornado Realty Trust                                     5                              484
                                                                                             4,200
Savings & Loans - 0.2%
     Golden West Financial Corp.                              10                             768
     Sovereign Bancorp. Inc.                                  16                             318
                                                                                             1,086
HEALTH CARE - 11.6%
Biotechnology - 1.0%
     Amgen Inc. (b)                                           48                             3,099
     Biogen Idec Inc. (b)                                     14                             628
     Genzyme Corp. (b)                                        10                             624
     Medimmune Inc. (b) (l)                                   10                             281
     Millipore Corp. (b)                                      2                              136
                                                                                             4,768
Healthcare Providers & Services - 4.7%
     Aetna Inc.                                               23                             917
     Bausch & Lomb Inc.                                       2                              93
     Baxter International Inc.                                27                             974
     Becton Dickinson & Co.                                   10                             621
     Biomet Inc.                                              10                             300
     Boston Scientific Corp. (b)                              47                             797
     Coventry Health Care Inc. (b)                            6                              345
     CR Bard Inc.                                             4                              316
     HCA Inc. (l)                                             16                             699
     Health Management Associates Inc.                        10                             204
     Humana Inc. (b)                                          7                              358
     Johnson & Johnson                                        119                            7,150
     Laboratory Corp of America Holdings (b)                  5                              313
     Manor Care Inc.                                          3                              154
     Medtronic Inc. (l)                                       49                             2,285
     Patterson Cos. Inc. (b) (l)                              5                              180
     Quest Diagnostics Inc. (l)                               7                              405
     St Jude Medical Inc. (b)                                 15                             482
     Stryker Corp.                                            12                             507
     Tenet Healthcare Corp. (b)                               19                             134
     UnitedHealth Group Inc.                                  54                             2,436
     WellPoint Inc. (b)                                       26                             1,879
     Zimmer Holdings Inc. (b)                                 10                             578
                                                                                             22,127
Pharmaceuticals - 5.9%
     Abbott Laboratories                                      62                             2,688
     Allergan Inc.                                            6                              669
     AmerisourceBergen Corp.                                  8                              356
     Barr Laboratories Inc. (b)                               4                              205
     Bristol-Myers Squibb Co.                                 79                             2,053
     Cardinal Health Inc.                                     17                             1,063
     Caremark Rx Inc.                                         18                             877
     Eli Lilly & Co.                                          46                             2,520
     Express Scripts Inc. (b)                                 6                              415
     Forest Laboratories Inc. (b)                             13                             519
     Gilead Sciences Inc. (b)                                 18                             1,072
     Hospira Inc. (b)                                         6                              268
     King Pharmaceuticals Inc. (b)                            11                             181
     Medco Health Solutions Inc. (b)                          12                             709
     Merck & Co. Inc.                                         88                             3,208
     Mylan Laboratories Inc.                                  9                              180
     Pfizer Inc.                                              295                            6,928
     Schering-Plough Corp.                                    60                             1,140
     Watson Pharmaceuticals Inc. (b)                          4                              86
     Wyeth                                                    54                             2,414
                                                                                             27,551
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.1%
     Boeing Co.                                               32                             2,634
     General Dynamics Corp.                                   16                             1,069
     Goodrich Corp.                                           5                              192
     L-3 Communicaitons Holdings Inc.                         5                              361
     Lockheed Martin Corp.                                    14                             1,009
     Northrop Grumman Corp.                                   14                             897
     Raytheon Co.                                             18                             815
     Rockwell Collins Inc.                                    7                              388
     United Technologies Corp.                                41                             2,589
                                                                                             9,954
Building Materials - 0.2%
     American Standard Cos. Inc.                              7                              306
     Masco Corp.                                              16                             470
                                                                                             776
Diversified Machinery - 0.3%
     Cummins Inc.                                             2                              226
     Deere & Co.                                              9                              774
     Rockwell Automation Inc.                                 7                              528
                                                                                             1,528
Electronics - 0.5%
     Agilent Technologies Inc. (b)                            17                             532
     Applera Corp. - Applied Biosystems Group                 8                              255
     Fisher Scientific International Inc. (b)                 5                              380
     Jabil Circuit Inc.                                       8                              199
     PerkinElmer Inc.                                         5                              96
     Sanmina-SCI Corp. (b) (l)                                20                             91
     Solectron Corp. (b)                                      33                             113
     Symbol Technologies Inc. (l)                             11                             119
     Tektronix Inc.                                           3                              83
     Thermo Electron Corp. (b)                                6                              230
     Waters Corp. (b) (l)                                     4                              178
                                                                                             2,276
Engineering & Construction - 0.1%
     Fluor Corp. (l)                                          4                              338

Environmental Control - 0.2%
     Allied Waste Industries Inc. (b) (l)                     9                              107
     Waste Management Inc.                                    22                             780
                                                                                             887
Hand & Machine Tools - 0.1%
     Black & Decker Corp.                                     3                              253
     Snap-On Inc.                                             2                              91
     Stanley Works                                            3                              121
                                                                                             465
Machinery - 0.4%
     Caterpillar Inc.                                         27                             2,014

Manufacturing - 5.3%
     3M Corp.                                                 30                             2,458
     Cooper Industries Ltd. - Class A                         4                              357
     Danaher Corp. (l)                                        9                              602
     Dover Corp.                                              8                              388
     Eastman Kodak Co. (l)                                    11                             265
     Eaton Corp.                                              6                              441
     General Electric Corp.                                   419                            13,809
     Honeywell Inernational Inc.                              33                             1,350
     Illinois Tool Works Inc.                                 17                             799
     Ingersoll-Rand Co. Ltd. - Class A                        14                             580
     ITT Corp.                                                7                              356
     Leggett & Platt Inc.                                     8                              189
     Pall Corp.                                               6                              156
     Parker Hannifin Corp.                                    5                              359
     Textron Inc.                                             5                              483
     Tyco International Ltd.                                  82                             2,261
                                                                                             24,853
Packaging & Containers - 0.1%
     Ball Corp.                                               4                              140
     Bemis Co.                                                4                              137
     Pactiv Corp. (b)                                         6                              150
     Sealed Air Corp.                                         3                              174
                                                                                             601
Transportation - 1.9%
     Burlington Northern Santa Fe Corp.                       15                             1,156
     CSX Corp.                                                9                              638
     FedEx Corp.                                              12                             1,436
     Norfolk Southern Corp.                                   17                             903
     Ryder System Inc.                                        3                              153
     Union Pacific Corp.                                      11                             1,012
     United Parcel Service Inc. - Class B                     44                             3,606
                                                                                             8,904
TECHNOLOGY - 9.8%
Computers - 3.6%
     Affiliated Computer Services Inc. - Class A (b)          5                              242
     Apple Computer Inc. (b)                                  34                             1,960
     Computer Sciences Corp. (b)                              7                              355
     Dell Inc. (b)                                            92                             2,245
     Electronic Data Systems Corp.                            21                             515
     EMC Corp. (b)                                            96                             1,050
     Gateway Inc. (b) (l)                                     10                             20
     Hewlett-Packard Co.                                      112                            3,559
     International Business Machines Corp.                    62                             4,800
     Lexmark International Inc. (b)                           4                              233
     NCR Corp. (b)                                            7                              254
     Network Appliance Inc. (b)                               15                             543
     SanDisk Corp. (b)                                        8                              413
     Sun Microsystems Inc. (b)                                144                            596
     Unisys Corp. (b)                                         12                             75
                                                                                             16,860
Data Processing - 0.3%
     First Data Corp.                                         31                             1,393
     Fiserv Inc. (b)                                          7                              316
                                                                                             1,709
Semiconductors - 2.7%
     Advanced Micro Devices Inc. (b)                          20                             488
     Altera Corp. (b)                                         15                             258
     Analog Devices Inc.                                      14                             450
     Applied Materials Inc.                                   63                             1,031
     Broadcom Corp. - Class A (b)                             19                             565
     Freescale Semiconductor Inc. - Class B (b)               17                             494
     Intel Corp.                                              235                            4,446
     Kla-Tencor Corp.                                         8                              344
     Linear Technology Corp. (l)                              13                             421
     LSI Logic Corp. (b)                                      18                             157
     Maxim Integrated Products Inc.                           13                             414
     Micron Technology Inc. (b)                               30                             451
     National Semiconductor Corp.                             14                             323
     Novellus Systems Inc. (b)                                5                              117
     Nvidia Corp. (b)                                         13                             287
     PMC - Sierra Inc. (b) (l)                                8                              76
     QLogic Corp. (b)                                         6                              107
     Teradyne Inc. (b)                                        7                              101
     Texas Instruments Inc.                                   63                             1,896
     Xilinx Inc.                                              13                             304
                                                                                             12,730
Software - 3.2%
     Adobe Systems Inc. (b)                                   24                             716
     Autodesk Inc. (b)                                        9                              305
     Automatic Data Processing Inc.                           23                             1,031
     BMC Software Inc. (b)                                    9                              208
     CA Inc.                                                  18                             369
     Citrix Systems Inc. (b)                                  7                              276
     Compuware Corp. (b)                                      14                             96
     Electronic Arts Inc. (b)                                 13                             543
     IMS Health Inc. (l)                                      9                              241
     Intuit Inc. (b)                                          7                              406
     Microsoft Corp.                                          354                            8,240
     Novell Inc. (b) (l)                                      13                             89
     Oracle Corp. (b)                                         157                            2,278
     Parametric Technology Corp. (b)                          4                              50
                                                                                             14,848
UTILITIES - 3.4%
Electric - 3.4%
     AES Corp. (b) (l)                                        26                             478
     Allegheny Energy Inc. (b)                                7                              248
     Ameren Corp. (l)                                         8                              410
     American Electric Power Co. Inc.                         16                             533
     American Power Conversion Corp.                          6                              126
     Centerpoint Energy Inc.                                  13                             156
     CMS Energy Corp. (b) (l)                                 8                              103
     Consolidated Edison Inc. (l)                             10                             452
     Constellation Energy Group Inc.                          7                              404
     Dominion Resources Inc.                                  14                             1,053
     DTE Energy Co. (l)                                       7                              280
     Duke Energy Corp. (l)                                    50                             1,464
     Dynegy Inc. - Class A (b)                                12                             65
     Edison International Inc.                                13                             499
     Emerson Electric Co.                                     17                             1,393
     Entergy Corp.                                            8                              576
     Exelon Corp.                                             27                             1,536
     FirstEnergy Corp.                                        14                             733
     FPL Group Inc. (l)                                       16                             657
     Molex Inc.                                               6                              207
     PG&E Corp. (l)                                           14                             539
     Pinnacle West Capital Corp. (l)                          4                              149
     PPL Corp.                                                15                             484
     Progress Energy Inc. (l)                                 10                             427
     Public Service Enterprise Group Inc.                     10                             635
     Southern Co. (l)                                         30                             963
     TECO Energy Inc.                                         9                              132
     TXU Corp.                                                18                             1,100
     Xcel Energy Inc. (l)                                     16                             300
                                                                                             16,102

     Total Common Stocks (cost $412,413)                                                     462,812

SHORT TERM INVESTMENTS - 7.6%
Money Market Funds - 1.3%
     JNL Money Market Fund, 5.03% (a) (n)                     6,067                          6,067

Securities Lending Collateral - 6.1%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   28,495                         28,495

U.S. Treasury Securities - 0.2%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $935                           927

     Total Short Term Investments (cost $35,489)                                             35,489

Total Investments - 105.9% (cost $447,902)                                                   498,301
Other Assets and Liabilities, Net -  (5.9%)                                                  (28,111)
Total Net Assets - 100%                                                                      $470,190

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 95.4%
BASIC MATERIALS - 3.5%
Chemicals - 1.6%
      A. Schulman Inc.                                        6                              $147
     American Vanguard Corp. (l)                              3                              53
     Arch Chemicals Inc.                                      5                              182
     Balchem Corp. (l)                                        3                              65
     CF Industries Holdings Inc. (l)                          12                             168
     Ferro Corp.                                              9                              141
     Georgia Gulf Corp.                                       8                              191
     HB Fuller Co.                                            6                              271
     Hercules Inc. (b)                                        25                             378
     Innospec Inc. (l)                                        3                              73
     Kronos Worldwide Inc.                                    -                              14
     MacDermid Inc.                                           6                              180
     Minerals Technologies Inc.                               5                              237
     NewMarket Corp. (l)                                      4                              179
     NL Industries (l)                                        1                              12
     Olin Corp.                                               16                             282
     OM Group Inc. (b)                                        6                              190
     Omnova Solutions Inc. (b)                                7                              38
     Pioneer Cos. Inc. (b)                                    2                              68
     PolyOne Corp. (b)                                        19                             171
     Rockwood Holdings Inc. (b) (l)                           7                              161
     Sensient Technologies Corp.                              10                             210
     Spartech Corp.                                           7                              154
     Stepan Co.                                               1                              26
     Symyx Technologies Inc. (b)                              7                              177
     Terra Industries Inc. (b) (l)                            21                             134
     Tronox Inc. - Class B                                    8                              104
     UAP Holding Corp.                                        10                             226
     Wellman Inc.                                             5                              22
     Westlake Chemical Corp.                                  2                              70
     WR Grace & Co. (b) (l)                                   14                             167
     Zoltek Cos. Inc. (b) (l)                                 3                              85
                                                                                             4,576
Forest Products & Paper - 0.5%
     Bowater Inc. (l)                                         12                             267
     Buckeye Technologies Inc. (b)                            6                              47
     Caraustar Industries Inc. (b) (l)                        6                              58
     Deltic Timber Corp.                                      2                              130
     Glatfelter                                               10                             151
     Mercer International Inc. (b) (l)                        5                              47
     Neenah Paper Inc.                                        3                              95
     Potlatch Corp. (l)                                       8                              315
     Rock-Tenn Co. - Class A                                  7                              110
     Schweitzer-Mauduit International Inc.                    3                              65
     Wausau Paper Corp.                                       9                              114
     Xerium Technologies Inc.                                 2                              21
                                                                                             1,420
Iron & Steel - 0.8%
     AK Steel Holding Corp. (b) (l)                           23                             326
     Carpenter Technology Corp.                               1                              58
     Chaparral Steel Co. (b)                                  5                              349
     Cleveland-Cliffs Inc. (l)                                5                              380
     Gibraltar Industries Inc.                                5                              150
     Olympic Steel Inc.                                       1                              50
     Oregon Steel Mills Inc. (b)                              8                              395
     Reliance Steel & Aluminum Co.                            1                              60
     Ryerson Inc.                                             5                              145
     Schnitzer Steel Industries Inc. - Class A                4                              159
     Shiloh Industries Inc. (b)                               1                              11
     Steel Dynamics Inc.                                      1                              59
     Steel Technologies Inc.                                  2                              44
     Wheeling-Pittsburgh Corp. (b) (l)                        2                              30
                                                                                             2,216
Mining - 0.6%
     AMCOL International Corp.                                4                              115
     Brush Engineered Materials Inc. (b) (l)                  4                              78
     Century Aluminum Co. (b) (l)                             5                              172
     Charles & Colvard Ltd. (l)                               3                              27
     Coeur d'Alene Mines Corp. (b) (l)                        58                             280
     Compass Minerals International Inc.                      6                              159
     Hecla Mining Co. (b) (l)                                 26                             136
     Royal Gold Inc. (l)                                      4                              119
     RTI International Metals Inc. (b)                        5                              272
     Stillwater Mining Co. (b)                                9                              112
     Titanium Metals Corp. (b)                                1                              44
     USEC Inc.                                                19                             225
                                                                                             1,739
COMMUNICATIONS - 7.9%
Advertising - 0.3%
     Advo Inc.                                                6                              159
     Catalina Marketing Corp.                                 11                             312
     Gaiam Inc. (b)                                           3                              49
     Greenfield Online Inc. (b)                               3                              21
     inVentiv Health Inc. (b)                                 6                              181
     Marchex Inc. - Class B (b)                               4                              70
     Sitel Corp. (b)                                          9                              34
     Valuevision Media Inc. (b)                               6                              67
                                                                                             893
E - Commerce - 0.4%
     1-800 Contacts Inc. (b) (l)                              1                              16
     1-800-Flowers.com Inc. (b)                               6                              33
     Agile Software Corp. (b) (l)                             13                             85
     Applied Digital Solutions Inc. (b) (l)                   16                             31
     Arbinet-thexchange Inc. (b) (l)                          2                              9
     Ariba Inc. (b)                                           16                             130
     Blue Nile Inc. (b) (l)                                   3                              111
     Click Commerce Inc. (b) (l)                              2                              38
     Drugstore.com (b) (l)                                    14                             40
     FTD Group Inc. (b)                                       3                              39
     Nutri/System Inc. (b) (l)                                1                              42
     Overstock.com Inc. (b) (l)                               2                              44
     Priceline.com Inc. (b) (l)                               5                              159
     Stamps.com Inc. (b) (l)                                  4                              98
     WebMD Health Corp. - Class A (b) (l)                     1                              56
     webMethods Inc. (b) (l)                                  12                             119
                                                                                             1,050
Internet - 3.1%
     @ Road Inc. (b)                                          11                             59
     Access Integrated Technologies Inc. (b)                  1                              13
     aQuantive Inc. (b) (l)                                   16                             413
     Art Technology Group Inc. (b)                            20                             58
     AsiaInfo Holdings Inc. (b) (l)                           9                              39
     Audible Inc. (b) (l)                                     6                              55
     Autobytel Inc. (b) (l)                                   8                              27
     Avocent Corp. (b) (l)                                    10                             271
     Blue Coat Systems Inc. (b)                               2                              40
     Chordiant Software Inc. (b)                              13                             39
     CMGI Inc. (b) (l)                                        102                            124
     CNET Networks Inc. (b) (l)                               32                             256
     Cogent Communications Group Inc. (b)                     5                              42
     Corillian Corp. (b)                                      5                              15
     Cybersource Corp. (b)                                    6                              73
     Dealertrack Holdings Inc. (b)                            2                              46
     Digital Insight Corp. (b)                                7                              250
     Digital River Inc. (b)                                   8                              336
     Digitas Inc. (b)                                         18                             213
     Earthlink Inc. (b)                                       29                             249
     eCollege.com Inc. (b) (l)                                4                              88
     Entrust Inc. (b)                                         15                             52
     Equinix Inc. (b) (l)                                     6                              324
     eResearch Technology Inc. (b) (l)                        11                             98
     GSI Commerce Inc. (b) (l)                                7                              101
     Harris Interactive Inc. (b)                              12                             66
     i2 Technologies Inc. (b)                                 3                              39
     Infospace Inc. (b)                                       6                              143
     Internet Capital Group Inc. (b)                          9                              77
     Internet Security Systems (b)                            9                              178
     Interwoven Inc. (b)                                      9                              79
     iPass Inc. (b) (l)                                       12                             66
     j2 Global Communications Inc. (b)                        11                             329
     Jupitermedia Corp. (b)                                   4                              52
     Knot Inc. (b)                                            2                              52
     Lionbridge Technologies (b)                              11                             64
     Liquidity Services Inc. (b)                              2                              25
     Move Inc. (b) (l)                                        29                             157
     Netbank Inc.                                             11                             73
     NetFlix Inc. (b) (l)                                     8                              210
     Netratings Inc. (b)                                      3                              37
     NIC Inc. (b)                                             6                              40
     Online Resources Corp. (b)                               5                              50
     Openwave Systems Inc. (b) (l)                            20                             226
     Opsware Inc. (b)                                         16                             131
     PC-Tel Inc. (b)                                          3                              27
     Perficient Inc. (b)                                      4                              47
     PlanetOut Inc. (b)                                       1                              6
     ProQuest Co. (b) (l)                                     5                              65
     RealNetworks Inc. (b) (l)                                24                             260
     Redback Networks Inc. (b) (l)                            12                             218
     RightNow Technologies Inc. (b)                           2                              31
     RSA Security Inc. (b) (l)                                15                             419
     S1 Corp. (b)                                             17                             80
     Safeguard Scientifics Inc. (b)                           20                             43
     Sapient Corp. (b) (l)                                    17                             91
     Secure Computing Corp. (b)                               10                             86
     Sohu.com Inc. (b)                                        5                              137
     SonicWALL Inc. (b)                                       12                             112
     Stellent Inc.                                            5                              49
     SupportSoft Inc. (b)                                     8                              33
     Terremark Worldwide Inc. (b) (l)                         7                              26
     TheStreet.com Inc.                                       4                              51
     TIBCO Software Inc. (b)                                  46                             325
     Travelzoo Inc. (b) (l)                                   1                              18
     Trizetto Group Inc. (b)                                  9                              138
     United Online Inc.                                       12                             150
     ValueClick Inc. (b) (l)                                  22                             337
     Vasco Data Security International (b)                    4                              37
     Vignette Corp. (b)                                       6                              82
     WebEx Communications Inc. (b)                            9                              307
     Websense Inc. (b)                                        11                             218
     WebSideStory Inc. (b) (l)                                4                              46
                                                                                             8,814
Telecommunications - 3.3%
     3Com Corp. (b)                                           82                             419
     Adaptec Inc. (b) (l)                                     23                             100
     ADTRAN Inc.                                              14                             310
     Aeroflex Inc. (b)                                        16                             185
     Alaska Communications Systems Group Inc. (l)             8                              101
     Anaren Inc. (b) (l)                                      3                              69
     Andrew Corp. (b)                                         33                             292
     Anixter International Inc.                               7                              325
     Applied Signal Technology Inc. (l)                       3                              44
     Arris Group Inc. (b)                                     22                             295
     Atheros Communications Inc. (b) (l)                      10                             197
     Atlantic Tele-Network Inc.                               1                              12
     Black Box Corp.                                          3                              131
     Broadwing Corp. (b) (l)                                  15                             159
     Carrier Access Corp. (b)                                 4                              37
     Cbeyond Communications Inc. (b) (l)                      4                              77
     C-COR Inc. (b)                                           9                              71
     Ciena Corp. (b) (l)                                      13                             60
     Cincinnati Bell Inc. (b)                                 55                             225
     Commonwealth Telephone Enterprises Inc.                  5                              154
     CommScope Inc. (b) (l)                                   12                             378
     Comtech Telecommunications Corp. (b)                     5                              135
     Consolidated Communications Holdings Inc.                5                              84
     CPI International Inc. (b)                               1                              12
     CT Communications Inc.                                   5                              108
     Ditech Networks Inc. (b)                                 7                              60
     Eschelon Telecom Inc. (b)                                1                              13
     Essex Corp. (b) (l)                                      4                              69
     Extreme Networks Inc. (b)                                28                             117
     Fairpoint Communications Inc. (l)                        6                              92
     Finisar Corp. (b) (l)                                    46                             152
     First Avenue Networks Inc. (b)                           11                             115
     Foundry Networks Inc. (b)                                31                             332
     General Communication Inc. - Class A (b) (l)             11                             135
     GlobeTel Communications Corp. (b) (l)                    17                             20
     Golden Telecom Inc.                                      5                              122
     Harmonic Inc. (b) (l)                                    14                             63
     Hungarian Telephone & Cable (b)                          1                              10
     Hypercom Corp. (b)                                       13                             119
     IDT Corp. - Class B (b) (l)                              11                             153
     Iowa Telecommunicatoins Services Inc.                    7                              127
     Ixia (b)                                                 7                              62
     Level 3 Communications Inc. (b)                          28                             124
     Lightbridge Inc. (b)                                     5                              64
     Loral Space & Communications Inc. (b) (l)                2                              56
     Mastec Inc. (b)                                          7                              98
     MRV Communications Inc. (b) (l)                          24                             75
     NETGEAR Inc. (b) (l)                                     7                              153
     NeuStar Inc. - Class A (b)                               1                              46
     Newport Corp. (b)                                        8                              134
     North Pittsburgh Systems Inc.                            3                              93
     NTELOS Holdings Corp. (b)                                3                              43
     Oplink Communications Inc. (b)                           4                              67
     Optical Communication Products Inc. (b) (l)              2                              5
     ParkerVision Inc. (b)                                    4                              37
     Plantronics Inc.                                         11                             234
     Polycom Inc. (b)                                         20                             434
     Premiere Global Services Inc. (b)                        17                             125
     RCN Corp. (b) (l)                                        6                              155
     SafeNet Inc. (b)                                         5                              93
     Savvis Inc. (b)                                          2                              53
     Shenandoah Telecom Co. (l)                               1                              59
     Sirenza Microdevices Inc. (b)                            4                              51
     Sonus Networks Inc. (b) (l)                              54                             266
     SureWest Communications (l)                              3                              55
     Sycamore Networks Inc. (b)                               36                             145
     Symmetricom Inc. (b)                                     11                             76
     Talk America Holdings Inc. (b)                           7                              41
     Tekelec (b) (l)                                          11                             142
     Telkonet Inc. (b) (l)                                    6                              19
     Time Warner Telecom Inc. - Class A (b) (l)               15                             229
     USA Mobility Inc. (l)                                    6                              95
     Utstarcom Inc. (b) (l)                                   26                             201
     Valor Communications Group Inc. (l)                      9                              102
     Vonage Holdings Corp. (b)                                5                              45
     Zhone Technologies Inc. (b) (l)                          25                             51
                                                                                             9,407
Wireless Telecommunications - 0.8%
     24/7 Real Media Inc. (b)                                 9                              78
     Airspan Networks Inc. (b) (l)                            9                              23
     CalAmp Corp. (b)                                         5                              45
     Centennial Communications Corp.                          4                              23
     Dobson Communications Corp. (b) (l)                      30                             234
     EMS Technologies Inc. (b)                                3                              46
     Glenayre Technologies Inc. (b) (l)                       15                             40
     ID Systems Inc. (b)                                      2                              42
     Interdigital Communications Corp. (b) (l)                12                             412
     iPCS Inc. (b) (l)                                        3                              161
     Novatel Wireless Inc. (b) (l)                            6                              67
     Pegasus Wireless Corp. (b) (l)                           10                             90
     Powerwave Technologies Inc. (b) (l)                      23                             207
     Price Communications Corp. (b)                           10                             163
     Radyne Corp. (b)                                         4                              44
     RF Micro Devices Inc. (b)                                40                             238
     SBA Communications Corp. (b)                             2                              47
     Spectralink Corp.                                        4                              38
     Stratex Networks Inc. (b)                                17                             59
     Syniverse Holdings Inc. (b)                              4                              55
     Ubiquitel Inc. (b) (l)                                   15                             160
     Viasat Inc. (b)                                          5                              123
     Wireless Facilities Inc. (b)                             10                             26
                                                                                             2,421
CONSUMER, CYCLICAL - 14.9%
Airlines - 0.5%
     AirTran Holdings Inc. (b) (l)                            20                             291
     Alaska Air Group Inc. (b)                                8                              323
     Continental Airlines Inc. - Class B (b)                  2                              59
     ExpressJet Holdings Inc. (b) (l)                         8                              55
     Frontier Airlines Holdings Inc. (b) (l)                  7                              47
     Jetblue Airways Corp. (b) (l)                            35                             428
     MAIR Holdings Inc. (b) (l)                               1                              6
     Mesa Air Group Inc. (b)                                  8                              76
     Pinnacle Airlines Corp. (b)                              4                              25
     Republic Airways Holdings Inc. (b)                       6                              105
     SkyWest Inc.                                             14                             338
                                                                                             1,753
Apparel - 1.3%
     Carter's Inc. (b)                                        10                             263
     Cherokee Inc.                                            2                              70
     CROCS Inc. (b) (l)                                       2                              53
     Deckers Outdoor Corp. (b) (l)                            2                              93
     dELiA*s Inc. (b) (l)                                     4                              31
     DHB Industries Inc. (b) (o)                              5                              4
     Guess ? Inc. (b)                                         4                              187
     Gymboree Corp. (b)                                       7                              256
     Hampshire Group Ltd. (b)                                 -                              7
     Hartmarx Corp. (b)                                       5                              29
     Iconix Brand Group Inc. (b)                              7                              109
     Kellwood Co. (l)                                         6                              169
     K-Swiss Inc. - Class A                                   5                              136
     Maidenform Brands Inc. (b) (l)                           3                              35
     Oxford Industries Inc.                                   3                              112
     Perry Ellis International Inc. (b)                       2                              41
     Phillips-Van Heusen Corp.                                12                             440
     Quicksilver Inc. (b)                                     25                             307
     Russell Corp.                                            7                              128
     Skechers U.S.A. Inc. - Class A (b)                       5                              109
     Steven Madden Ltd.                                       5                              133
     Stride Rite Corp.                                        8                              102
     Timberland Co. - Class A (b)                             10                             268
     True Religion Apparel Inc. (b)                           3                              50
     Volcom Inc. (b)                                          2                              76
     Warnaco Group Inc. (b) (l)                               10                             194
     Weyco Group Inc.                                         1                              21
     Wolverine World Wide Inc.                                12                             269
                                                                                             3,692
Automobiles - 1.0%
     Accuride Corp. (b)                                       5                              61
     Aftermarket Technology Corp. (b)                         5                              119
     American Axle & Manufacturing Holdings Inc. (l)          11                             191
     ArvinMeritor Inc. (l)                                    15                             252
     ASV Inc. (b) (l)                                         4                              85
     Bandag Inc. (l)                                          3                              96
     Commercial Vehicle Group Inc. (b)                        5                              93
     Cooper Tire & Rubber Co. (l)                             13                             147
     Dorman Products Inc. (b) (l)                             1                              8
     Impco Technologies Inc. (b)                              5                              51
     Keystone Automotive Industries Inc. (b)                  3                              138
     Lear Corp. (l)                                           14                             309
     Miller Industries Inc. (b)                               2                              43
     Modine Manufacturing Co.                                 8                              179
     Navistar International Corp. (b)                         13                             316
     Noble International Ltd.                                 3                              40
     Standard Motor Products Inc. (l)                         4                              31
     Strattec Security Corp. (b)                              1                              33
     Superior Industries International Inc. (l)               5                              88
     Tenneco Automotive Inc. (b)                              9                              234
     Titan International Inc. (l)                             3                              54
     Visteon Corp. (b)                                        28                             199
     Wabash National Corp.                                    7                              101
                                                                                             2,868
Beverages - 0.1%
     Boston Beer Co. Inc. - Class A (b)                       2                              59
     Coca-Cola Bottling Co. Consolidated (l)                  1                              49
     Farmer Brothers Co. (l)                                  1                              24
     Green Mountain Coffee Roasters Inc. (b) (l)              1                              30
     Hansen Natural Corp. (b) (l)                             -                              58
     Jones Soda Co. (b)                                       5                              43
     National Beverage Corp. (l)                              1                              11
     Peets Coffee & Tea Inc. (b)                              3                              83
                                                                                             357
Distribution & Wholesale - 0.9%
     Aviall Inc. (b)                                          7                              350
     Beacon Roofing Supply Inc. (b)                           9                              194
     Bell Microproducts Inc. (b) (l)                          5                              27
     BlueLinx Holdings Inc. (l)                               2                              27
     Brightpoint Inc. (b) (l)                                 10                             139
     Building Material Holding Corp. (l)                      6                              174
     Central Euro Distribution Corp. (b)                      6                              148
     Core-Mark Holding Co. Inc. (b)                           2                              77
     Directed Electronics Inc. (b)                            2                              26
     Huttig Building Products Inc. (b)                        3                              25
     LKQ Corp. (b)                                            10                             182
     MWI Veterinary Supply Inc. (b)                           1                              40
     Nuco2 Inc. (b) (l)                                       3                              80
     Owens & Minor Inc.                                       8                              233
     Scansource Inc. (b)                                      5                              155
     United Stationers Inc. (b)                               7                              344
     Valley National Gases Inc.                               1                              13
     Watsco Inc.                                              6                              345
     WESCO International Inc. (b)                             1                              46
                                                                                             2,625
Entertainment - 0.7%
     Bally Technologies Inc. (b) (l)                          10                             173
     Bluegreen Corp. (b)                                      5                              53
     Carmike Cinemas Inc.                                     2                              47
     Century Casinos Inc. (b)                                 4                              47
     Churchill Downs Inc.                                     2                              65
     Dover Downs Gaming & Entertainment Inc.                  4                              69
     Dover Motorsports Inc. (l)                               3                              15
     Empire Resorts Inc. (b) (l)                              1                              9
     Great Wolf Resorts Inc. (b)                              6                              74
     Isle of Capri Casinos Inc. (b)                           3                              82
     Lakes Entertainment Inc. (b)                             4                              46
     Macrovision Corp. (b)                                    10                             221
     Magna Entertainment Corp. (b) (l)                        9                              49
     Pinnacle Entertainment Inc. (b)                          10                             318
     Progressive Gaming International Corp. (b) (l)           8                              65
     Shuffle Master Inc. (b) (l)                              8                              253
     Six Flags Inc. (b) (l)                                   19                             107
     Speedway Motorsports Inc.                                3                              125
     Steinway Musical Instruments Inc. (b) (l)                2                              40
     Sunterra Corp. (b) (l)                                   4                              40
     Vail Resorts Inc. (b)                                    7                              254
                                                                                             2,152
Home Builders - 0.7%
     Amrep Corp.                                              -                              12
     Brookfield Homes Corp. (l)                               3                              98
     Cavco Industries Inc. (b)                                1                              48
     Champion Enterprises Inc. (b)                            16                             175
     Fleetwood Enterprises Inc. (b) (l)                       13                             100
     Hovnanian Enterprises Inc. - Class A (b) (l)             10                             310
     Levitt Corp. - Class A (l)                               4                              59
     M/I Homes Inc. (l)                                       3                              94
     Meritage Homes Corp. (b)                                 5                              217
     Monaco Coach Corp. (l)                                   6                              72
     Orleans Homebuilders Inc. (l)                            1                              14
     Palm Harbor Homes Inc. (b) (l)                           2                              38
     Skyline Corp.                                            2                              67
     Technical Olympic USA Inc.                               3                              45
     Thor Industries Inc.                                     1                              42
     WCI Communities Inc. (b) (l)                             7                              142
     Williams Scotsman International Inc. (b) (l)             6                              126
     Winnebago Industries Inc. (l)                            7                              229
                                                                                             1,888
Home Furnishings - 0.5%
     American Woodmark Corp.                                  2                              78
     Audiovox Corp. (b) (l)                                   3                              40
     Bassett Furniture Industries Inc.                        2                              31
     DTS Inc. (b)                                             3                              66
     Ethan Allen Interiors Inc.                               7                              254
     Furniture Brands International Inc. (l)                  10                             205
     Hooker Furniture Corp. (l)                               2                              29
     Kimball International Inc. - Class B                     5                              105
     La-Z-Boy Inc. (l)                                        11                             149
     Sealy Corp. (b)                                          3                              44
     Spectrum Brands Inc. (b)                                 7                              89
     Stanley Furniture Co. Inc.                               3                              60
     Tempur-Pedic International Inc. (b) (l)                  10                             133
     Tivo Inc. (b) (l)                                        17                             118
     Universal Electronics Inc. (b)                           3                              55
                                                                                             1,456
Leisure Time - 0.6%
     Ambassadors Group Inc.                                   4                              129
     Ambassadors International Inc.                           2                              36
     Arctic Cat Inc. (l)                                      3                              56
     Bally Total Fitness Holding Corp. (b)                    6                              41
     Callaway Golf Co.                                        17                             220
     Escalade Inc. (l)                                        1                              16
     K2 Inc. (b)                                              9                              102
     Life Time Fitness Inc. (b)                               7                              301
     Marine Products Corp.                                    2                              21
     Multimedia Games Inc. (b)                                6                              64
     Nautilus Inc. (l)                                        7                              113
     Polaris Industries Inc.                                  8                              360
     WMS Industries Inc. (b) (l)                              6                              159
                                                                                             1,618
Lodging - 0.5%
     Ameristar Casinos Inc.                                   5                              99
     Aztar Corp. (b)                                          7                              387
     Gaylord Entertainment Co. (b)                            9                              384
     Lodgian Inc. (b)                                         5                              77
     Marcus Corp.                                             4                              81
     Monarch Casino & Resort Inc. (b)                         2                              49
     Morgans Hotel Group Co. (b) (l)                          4                              57
     MTR Gaming Group Inc. (b)                                4                              40
     Riviera Holdings Corp. (b)                               1                              30
     Trump Entertainment Resorts Inc. (b)                     5                              108
                                                                                             1,312
Media - 1.4%
     Acacia Research Corp. (b)                                5                              71
     Beasley Broadcast Group Inc. - Class A (l)               1                              6
     Belo Corp.                                               19                             293
     Charter Communications Inc. - Class A (b) (l)            83                             94
     Citadel Broadcasting Corp. (l)                           8                              75
     CKX Inc. (b)                                             10                             136
     Courier Corp.                                            2                              92
     Cox Radio Inc. - Class A (b)                             9                              127
     Crown Media Holdings Inc. (b) (l)                        2                              9
     Cumulus Media Inc. - Class A (b) (l)                     11                             116
     Emmis Communications Corp. - Class A (b) (l)             7                              116
     Entercom Communications Corp.                            7                              189
     Entravision Communications Corp. (b) (l)                 15                             128
     Fisher Communications Inc. (b) (l)                       1                              63
     Gemstar-TV Guide International Inc. (b)                  54                             188
     Gray Television Inc. (l)                                 10                             59
     Hollinger International Inc. (l)                         14                             109
     Journal Communications Inc. - Class A (l)                9                              105
     Journal Register Co.                                     9                              77
     Lee Enterprises Inc.                                     9                              253
     Lin TV Corp. (b)                                         5                              36
     Lodgenet Entertainment Corp. (b)                         4                              76
     Martha Stewart Living Omnimedia (b) (l)                  4                              74
     Media General Inc.                                       5                              189
     Mediacom Communications Corp. (b)                        14                             90
     Nexstar Broadcasting Group Inc. - Class A (b)            2                              8
     Outdoor Channel Holdings Inc. (b)                        1                              10
     Playboy Enterprises Inc. - Class B (b)                   5                              50
     Primedia Inc. (b) (l)                                    26                             48
     Private Media Group Inc. (b)                             3                              13
     Radio One Inc. (b)                                       17                             128
     Reader's Digest Association Inc. - Class A (l)           22                             307
     Regent Communications Inc. (b)                           5                              22
     Saga Communications Inc. (b) (l)                         1                              13
     Salem Communications Corp. - Class A (b)                 2                              26
     Scholastic Corp. (b)                                     7                              192
     Sinclair Broadcast Group Inc. - Class A                  9                              76
     Spanish Broadcasting System - Class A (b)                7                              37
     Triple Crown Media Inc. (b)                              1                              7
     Value Line Inc. (l)                                      -                              9
     Westwood One Inc.                                        13                             100
     World Wrestling Entertainment Inc.                       5                              78
     WorldSpace Inc. (b) (l)                                  3                              9
     WPT Enterprises Inc. (b) (l)                             1                              6
                                                                                             3,910
Office & Business Equipment - 0.4%
     Compx International Inc.                                 -                              7
     Global Imaging System Inc. (b)                           5                              213
     Herman Miller Inc.                                       13                             344
     IKON Office Solutions Inc.                               23                             291
     Interface Inc. (b)                                       11                             120
     Knoll Inc. (l)                                           6                              118
     TRM Corp. (b) (l)                                        2                              12
                                                                                             1,105
Retail - 5.9%
     99 Cents Only Stores (b) (l)                             9                              100
     AC Moore Arts & Crafts Inc. (b) (l)                      3                              44
     Aeropostale Inc. (b) (l)                                 12                             345
     AFC Enterprises Inc. (b) (l)                             4                              57
     America's Car-Mart Inc. (b) (l)                          1                              29
     Applebee's International Inc.                            15                             295
     Asbury Automotive Group Inc. (b)                         2                              50
     Bebe Stores Inc.                                         4                              65
     Big 5 Sporting Goods Corp.                               4                              79
     Big Lots Inc. (b) (l)                                    24                             407
     BJ's Restaurants Inc. (b) (l)                            3                              70
     Blair Corp.                                              1                              25
     Blockbuster Inc. - Class A (b) (l)                       42                             208
     Bob Evans Farms Inc.                                     7                              219
     Bombay Co. Inc. (b) (l)                                  6                              15
     Bon-Ton Stores Inc. (l)                                  1                              31
     Books-A-Million Inc.                                     2                              38
     Borders Group Inc.                                       13                             245
     Brown Shoe Co. Inc.                                      6                              208
     Buckle Inc. (l)                                          2                              78
     Buffalo Wild Wings Inc. (b) (l)                          1                              50
     Build-A-Bear Workshop Inc. (b) (l)                       3                              68
     Cabela's Inc. - Class A (b) (l)                          7                              126
     Cache Inc. (b) (l)                                       2                              37
     California Pizza Kitchen Inc. (b)                        4                              111
     Casey's General Stores Inc.                              11                             279
     Cash America International Inc. (l)                      6                              202
     Casual Male Retail Group Inc. (b) (l)                    6                              60
     Cato Corp. - Class A                                     6                              162
     CBRL Group Inc.                                          6                              213
     CEC Entertainment Inc. (b) (l)                           8                              244
     Charlotte Russe Holding Inc. (b) (l)                     3                              77
     Charming Shoppes Inc. (b)                                26                             296
     Childrens Place Retail Stores Inc. (b)                   5                              279
     Chipotle Mexican Grill Inc. - Class A (b)                2                              98
     Christopher & Banks Corp.                                8                              220
     Citi Trends Inc. (b) (l)                                 1                              58
     CKE Restaurants Inc. (l)                                 12                             206
     Coldwater Creek Inc. (b)                                 2                              45
     Columbia Sportswear Co. (b) (l)                          3                              115
     Conn's Inc. (b) (l)                                      1                              27
     Cosi Inc. (b)                                            7                              46
     Cost Plus Inc. (b) (l)                                   5                              70
     CSK Auto Corp. (b) (l)                                   10                             120
     DEB Shops Inc. (l)                                       1                              25
     Denny's Corp. (b) (l)                                    18                             67
     Domino's Pizza Inc.                                      8                              201
     Dress Barn Inc. (b) (l)                                  9                              231
     DSW Inc. (b) (l)                                         3                              126
     Ezcorp Inc. - Class A (b) (o)                            2                              82
     Finish Line - Class A                                    9                              106
     First Cash Financial Services Inc. (b)                   6                              114
     Fred's Inc. (l)                                          9                              120
     GameStop Corp. - Class A (b)                             1                              45
     GameStop Corp. - Class B (b)                             1                              41
     Genesco Inc. (b)                                         5                              161
     Golf Galaxy Inc. (b)                                     1                              12
     Group 1 Automotive Inc.                                  5                              288
     Guitar Center Inc. (b) (l)                               6                              248
     Haverty Furniture Cos. Inc.                              4                              69
     Hibbett Sporting Goods Inc. (b)                          7                              179
     HOT Topic Inc. (b) (l)                                   9                              107
     IHOP Corp.                                               4                              202
     Insight Enterprises Inc. (b)                             11                             201
     Jack in the Box Inc. (b)                                 7                              291
     Jo-Ann Stores Inc. (b) (l)                               5                              66
     JOS A Bank Clothiers Inc. (b)                            4                              98
     Kenneth Cole Productions Inc.                            2                              50
     Krispy Kreme Doughnuts Inc. (b) (l)                      11                             87
     Landry's Restaurants Inc.                                4                              119
     Lithia Motors Inc. - Class A                             3                              101
     Lone Star Steakhouse & Saloon Inc.                       4                              102
     Longs Drug Stores Corp.                                  6                              293
     Luby's Inc. (b)                                          5                              57
     Marinemax Inc. (b) (l)                                   3                              76
     McCormick & Schmick's Seafood Restaurants Inc. (b)       3                              61
     Men's Wearhouse Inc.                                     10                             298
     Morton's Restaurant Group Inc. (b)                       2                              31
     Movado Group Inc.                                        4                              93
     New York & Co. Inc. (b)                                  5                              45
     Nu Skin Enterprises Inc. (l)                             13                             187
     O'Charleys Inc. (b)                                      5                              88
     Pacific Sunwear of California Inc. (b) (l)               17                             297
     Pantry Inc. (b)                                          5                              268
     Papa John's International Inc. (b)                       5                              153
     Payless Shoesource Inc. (b)                              15                             395
     PEP Boys-Manny Moe & Jack                                11                             133
     Petco Animal Supplies Inc. (b)                           13                             261
     PF Chang's China Bistro Inc. (b) (l)                     6                              221
     Pier 1 Imports Inc. (l)                                  18                             124
     Pricesmart Inc. (b)                                      1                              12
     Rare Hospitality International Inc. (b)                  8                              216
     Red Robin Gourmet Burgers Inc. (b)                       4                              151
     Regis Corp.                                              10                             353
     Restoration Hardware Inc. (b) (l)                        5                              37
     Retail Ventures Inc. (b)                                 4                              76
     Ruby Tuesday Inc.                                        13                             312
     Rush Enterprises Inc. (b)                                1                              22
     Rush Enterprises Inc. - Class A (b)                      5                              84
     Ruth's Chris Steak House Inc. (b)                        3                              56
     Ryan's Restaurant Group Inc. (b)                         9                              106
     School Specialty Inc. (b) (l)                            5                              150
     Select Comfort Corp. (b) (l)                             11                             260
     Sharper Image Corp. (b) (l)                              2                              25
     Shoe Carnival Inc. (b)                                   2                              45
     Smart & Final Inc. (b)                                   3                              47
     Sonic Automotive Inc.                                    6                              143
     Sonic Corp. (b)                                          17                             358
     Stage Stores Inc.                                        6                              203
     Steak N Shake Co. (b)                                    6                              97
     Stein Mart Inc.                                          6                              84
     Syms Corp. (b)                                           1                              10
     Systemax Inc. (b)                                        2                              12
     Talbots Inc.                                             5                              96
     Texas Roadhouse Inc. - Class A (b)                       10                             130
     Too Inc. (b)                                             8                              288
     Tractor Supply Co. (b)                                   1                              42
     Triarc Cos. Inc. - Class B (l)                           13                             206
     Tuesday Morning Corp. (l)                                5                              70
     Under Armour Inc. - Class A (b)                          4                              176
     United Auto Group Inc. (l)                               2                              42
     West Marine Inc. (b) (l)                                 3                              37
     Wet Seal Inc. (b)                                        16                             78
     Wilsons the Leather Experts Inc. (b) (l)                 3                              11
     World Fuel Services Corp.                                6                              262
     Zale Corp. (b)                                           10                             239
     Zumiez Inc. (b)                                          3                              101
                                                                                             17,074
Storage/Warehousing - 0.1%
     Mobile Mini Inc. (b)                                     7                              215

Textiles - 0.1%
     Angelica Corp. (l)                                       2                              26
     G&K Services Inc. - Class A                              4                              144
     Unifirst Corp.                                           2                              72
                                                                                             242
Toys & Hobbies - 0.2%
     Jakks Pacific Inc. (b)                                   5                              106
     Leapfrog Enterprises Inc. (b) (l)                        6                              63
     Marvel Entertainment Inc. (b)                            9                              190
     RC2 Corp. (b)                                            4                              153
     Topps Co. Inc. (l)                                       9                              70
                                                                                             582
CONSUMER, NON-CYCLICAL - 7.8%
Agriculture - 0.2%
     Alico Inc. (l)                                           1                              44
     Andersons Inc. (l)                                       3                              123
     Delta & Pine Land Co.                                    8                              221
     Maui Land & Pineapple Co. Inc. (b)                       1                              22
     Star Scientific Inc. (b) (l)                             6                              16
     Tejon Ranch Co. (b) (l)                                  2                              85
                                                                                             511
Commercial Services - 5.3%
     Aaron Rents Inc. (l)                                     9                              240
     ABM Industries Inc. (l)                                  8                              143
     ACE Cash Express Inc. (b) (l)                            3                              75
     Administaff Inc.                                         4                              155
     Advance America Cash Advance Centers Inc.                15                             266
     Advisory Board Co. (b)                                   4                              202
     Albany Molecular Research Inc. (b)                       4                              46
     Alderwoods Group Inc. (b)                                9                              169
     AMN Healthcare Services Inc. (b)                         6                              129
     Arbitron Inc.                                            7                              267
     Bankrate Inc. (b) (l)                                    2                              80
     Banta Corp.                                              5                              240
     Barrett Business Services (b)                            1                              11
     BearingPoint Inc. (b) (l)                                39                             324
     Bowne & Co. Inc.                                         7                              106
     Bright Horizons Family Solutions Inc. (b)                6                              223
     CBIZ Inc. (b) (l)                                        13                             93
     CDI Corp.                                                3                              78
     Central Parking Corp. (l)                                3                              54
     Cenveo Inc. (b) (l)                                      12                             213
     Chemed Corp.                                             5                              297
     Clark Inc.                                               3                              45
     Clayton Holdings Inc. (b)                                1                              15
     Coinmach Service Corp.                                   6                              56
     Coinstar Inc. (b) (l)                                    6                              144
     Compass Diversified Trust (b)                            3                              40
     Consolidated Graphics Inc. (b)                           2                              117
     Corinthian Colleges Inc. (b) (l)                         18                             262
     Cornell Companies Inc. (b)                               2                              38
     Corrections Corp. (b)                                    1                              42
     Corvel Corp. (b)                                         1                              23
     CoStar Group Inc. (b)                                    4                              218
     CRA International Inc. (b)                               2                              112
     Cross Country Healthcare Inc. (b)                        7                              133
     Deluxe Corp.                                             10                             182
     DeVry Inc. (b)                                           13                             276
     DiamondCluster International Inc. - Class A (b)          5                              39
     Dollar Financial Corp. (b)                               3                              48
     Dollar Thrifty Automotive Group (b)                      5                              234
     Dyncorp International Inc. (b)                           4                              43
     Educate Inc. (b) (l)                                     3                              25
     Electro Rent Corp. (b)                                   4                              65
     Euronet Worldwide Inc. (b) (l)                           8                              290
     Exponent Inc. (b) (l)                                    3                              45
     First Advantage Corp. - Class A (b) (l)                  2                              42
     First Consulting Group Inc. (b)                          2                              19
     Forrester Research Inc. (b) (l)                          3                              70
     FTI Consulting Inc. (b)                                  9                              232
     Gartner Inc. - Class A (b)                               12                             169
     Geo Group Inc. (b)                                       3                              98
     Gevity HR Inc.                                           6                              161
     Global Cash Access Inc. (b)                              6                              99
     H&E Equipment Services Inc. (b)                          3                              75
     Healthcare Services Group (l)                            6                              118
     Healthspring Inc. (b)                                    4                              71
     Heartland Payment Systems Inc. (b) (l)                   3                              84
     Heidrick & Struggles International Inc. (b) (l)          4                              147
     Home Solutions of America Inc. (b)                       8                              50
     Hooper Holmes Inc. (l)                                   1                              4
     Hudson Highland Group Inc. (b)                           6                              60
     Huron Consulting Group Inc. (b)                          3                              118
     ICT Group Inc. (b)                                       1                              36
     Interactive Data Corp. (b) (l)                           7                              143
     Intersections Inc. (b)                                   1                              12
     Jackson Hewitt Tax Service Inc.                          8                              242
     Kelly Services Inc. - Class A                            4                              115
     Kendle International Inc. (b)                            2                              84
     Kenexa Corp. (b) (l)                                     3                              93
     Kforce Inc. (b) (l)                                      7                              102
     Korn/Ferry International (b)                             8                              160
     Labor Ready Inc. (b)                                     12                             266
     Landauer Inc. (l)                                        2                              84
     LECG Corp. (b)                                           5                              96
     Lincoln Educational Services Corp. (b) (l)               1                              23
     Live Nation Inc. (b)                                     13                             267
     MAXIMUS Inc.                                             4                              99
     McGrath RentCorp                                         5                              128
     Medifast Inc. (b)                                        3                              45
     Midas Inc. (b)                                           3                              57
     Monro Muffler Inc.                                       2                              75
     Morningstar Inc. (b)                                     3                              125
     MPS Group Inc. (b)                                       22                             330
     Navigant Consulting Inc. (b) (l)                         11                             245
     NCO Group Inc. (b)                                       7                              181
     Net 1 UEPS Technologies Inc. (b)                         10                             270
     Odyssey Marine Exploration Inc. (b) (l)                  11                             27
     On Assignment Inc. (b)                                   6                              52
     Parexel International Corp. (b)                          6                              159
     PeopleSupport Inc. (b)                                   4                              54
     PHH Corp. (b) (l)                                        12                             320
     PRA International (b)                                    4                              85
     Pre-Paid Legal Services Inc. (l)                         2                              65
     Princeton Review Inc. (b) (l)                            2                              13
     Providence Services Corp. (b)                            3                              73
     QC Holdings Inc. (b) (l)                                 1                              20
     Quanta Services Inc. (b) (l)                             3                              45
     Rent-A-Center Inc. (b)                                   14                             345
     Rent-Way Inc. (b) (l)                                    5                              36
     Resources Connection Inc. (b)                            11                             264
     Rewards Network Inc. (b)                                 6                              47
     Rollins Inc.                                             7                              128
     Senomyx Inc. (b)                                         5                              74
     SFBC International Inc. (b) (l)                          4                              61
     Sotheby's Holdings - Class A (b)                         12                             328
     Source Interlink Cos. Inc. (b) (l)                       7                              87
     Sourcecorp Inc. (b) (l)                                  4                              92
     Spherion Corp. (b)                                       12                             112
     Standard Parking Corp. (b)                               -                              12
     Startek Inc.                                             3                              39
     Stewart Enterprises Inc. - Class A                       24                             140
     Strayer Education Inc.                                   3                              299
     Team Inc. (b)                                            1                              34
     TeleTech Holdings Inc. (b)                               7                              92
     TNS Inc. (b) (l)                                         5                              94
     United Rentals Inc. (b) (l)                              1                              45
     Universal Technical Institute Inc. (b)                   5                              105
     Valassis Communications Inc. (b)                         11                             251
     Vertrue Inc. (b)                                         2                              73
     Viad Corp.                                               5                              155
     Volt Information Sciences Inc. (b)                       1                              67
     Watson Wyatt Worldwide Inc.                              9                              314
     Wright Express Corp. (b)                                 9                              256
                                                                                             15,261
Cosmetics & Personal Care - 0.1%
     Chattem Inc. (b)                                         4                              113
     Elizabeth Arden Inc. (b)                                 6                              102
     Inter Parfums Inc.                                       1                              11
     Parlux Fragrances Inc. (b) (l)                           3                              28
     Revlon Inc. - Class A (b) (l)                            30                             38
                                                                                             292
Food - 1.3%
     Arden Group Inc. - Class A (l)                           -                              28
     Chiquita Brands International Inc. (l)                   9                              121
     Corn Products International Inc.                         2                              57
     Diamond Foods Inc.                                       3                              54
     Flowers Foods Inc.                                       11                             317
     Gold Kist Inc. (b)                                       12                             156
     Great Atlantic & Pacific Tea Co.                         4                              82
     Hain Celestial Group Inc. (b)                            6                              158
     Imperial Sugar Co.                                       2                              44
     Ingles Markets Inc. - Class A (l)                        2                              36
     J&J Snack Foods Corp.                                    2                              82
     John B. Sanfilippo & Son Inc. (b) (l)                    1                              12
     Lance Inc.                                               6                              147
     M&F Worldwide Corp. (b)                                  2                              37
     Nash Finch Co. (l)                                       2                              51
     Pathmark Stores Inc. (b)                                 10                             93
     Performance Food Group Co. (b) (l)                       8                              236
     Pilgrim's Pride Corp. - Class B (l)                      8                              212
     Premium Standard Farms Inc.                              2                              36
     Ralcorp Holdings Inc. (b)                                6                              264
     Ruddick Corp.                                            9                              209
     Sanderson Farms Inc.                                     4                              116
     Seaboard Corp.                                           -                              95
     Spartan Stores Inc.                                      5                              74
     Tootsie Roll Industries Inc.                             7                              210
     TreeHouse Foods Inc. (b)                                 6                              147
     United Natural Foods Inc. (b) (l)                        9                              299
     Village Super Market                                     -                              13
     Weis Markets Inc.                                        3                              112
     Wild Oats Markets Inc. (b) (l)                           6                              121
                                                                                             3,619
Household Products - 0.8%
     ACCO Brands Corp. (b)                                    9                              200
     American Greetings Corp.                                 11                             231
     Blyth Inc.                                               6                              105
     Central Garden & Pet Co. (b)                             4                              187
     CNS Inc.                                                 3                              70
     CSS Industries Inc.                                      1                              32
     Ennis Inc. (l)                                           5                              100
     Fossil Inc. (b) (l)                                      10                             175
     Jarden Corp. (b) (l)                                     1                              43
     John H Harland Co.                                       6                              262
     Lifetime Brands Inc.                                     2                              43
     National Presto Industries Inc.                          1                              46
     Playtex Products Inc. (b)                                12                             125
     Prestige Brands Holdings Inc. (b)                        6                              60
     Russ Berrie & Co. Inc. (b)                               2                              25
     Standard Register Co.                                    4                              50
     Tupperware Brands Corp.                                  13                             257
     WD-40 Co.                                                4                              119
     Yankee Candle Co. Inc.                                   9                              227
                                                                                             2,357
Tobacco - 0.1%
     Alliance One International Inc.                          19                             85
     Universal Corp.                                          6                              213
     Vector Group Ltd. (l)                                    6                              103
                                                                                             401
ENERGY - 6.3%
Alternative Energy - 0.3%
     Covanta Holding Corp. (b) (l)                            3                              46
     Evergreen Solar Inc. (b) (l)                             13                             173
     FuelCell Energy Inc. (b) (l)                             10                             100
     Headwaters Inc. (b) (l)                                  9                              223
     KFX Inc. (b) (l)                                         14                             221
     MGP Ingredients Inc. (l)                                 1                              28
     Pacific Ethanol Inc. (b) (l)                             4                              92
     Plug Power Inc. (b) (l)                                  16                             73
     Quantum Fuel Systems Technologies Worldwide Inc. (b) (l) 9                              30
     Sunpower Corp. (b) (l)                                   2                              50
     Syntroleum Corp. (b)                                     7                              45
                                                                                             1,081
Coal - 0.2%
     Alpha Natural Resources Inc. (b)                         10                             205
     Foundation Coal Holdings Inc.                            1                              44
     International Coal Group Inc. (b)                        23                             163
     James River Coal Co. (b)                                 3                              81
     Westmoreland Coal Co. (b)                                1                              13
                                                                                             506
Oil & Gas - 5.8%
     Allis-Chalmers Energy Inc. (b)                           3                              41
     Alon USA Energy Inc.                                     2                              68
     Arena Resources Inc. (b)                                 2                              66
     Atlas America Inc. (b)                                   4                              168
     ATP Oil & Gas Corp. (b) (l)                              4                              167
     Atwood Oceanics Inc. (b)                                 6                              282
     Aurora Oil & Gas Corp. (b)                               11                             46
     Basic Energy Services Inc. (b)                           3                              77
     Berry Petroleum Co. - Class A                            8                              252
     Bill Barrett Corp. (b) (l)                               6                              168
     Bois d'Arc Energy Inc. (b)                               3                              45
     Brigham Exploration Co. (b) (l)                          10                             77
     Bronco Drilling Co. Inc. (b)                             2                              38
     Cabot Oil & Gas Corp. - Class A (l)                      1                              58
     Callon Petroleum Corp. (b)                               4                              84
     CARBO Ceramics Inc. (l)                                  4                              214
     Carrizo Oil & Gas Inc. (b)                               5                              143
     Cascade Natural Gas Corp.                                2                              43
     Cheniere Energy Inc. (b) (l)                             1                              42
     Cimarex Energy Co.                                       3                              115
     Clayton Williams Energy Inc. (b)                         1                              37
     Complete Production Services Inc. (b)                    5                              119
     Comstock Resources Inc. (b)                              9                              269
     Crosstex Energy Inc. (l)                                 2                              167
     Dawson Geophysical Co. (b)                               2                              50
     Delek US Holdings Inc. (b)                               1                              14
     Delta Petroleum Corp. (b) (l)                            11                             194
     Drill-Quip Inc. (b)                                      2                              182
     Edge Petroleum Corp. (b)                                 3                              67
     Encore Acquisition Co. (b) (l)                           11                             308
     Endeavour International Corp. (b) (l)                    10                             25
     Energy Partners Ltd. (b)                                 8                              157
     EnergySouth Inc. (l)                                     1                              31
     ENGlobal Corp. (b)                                       2                              14
     EXCO Resources Inc. (b) (l)                              10                             115
     Exploration Co. of Delaware Inc. (b)                     5                              54
     Frontier Oil Corp.                                       4                              123
     FX Energy Inc. (b) (l)                                   6                              29
     Gasco Energy Inc. (b) (l)                                16                             72
     Geoglobal Resources Inc. (b)                             3                              13
     Giant Industries Inc. (b)                                3                              203
     Global Industries Ltd. (b)                               3                              42
     GMX Resources Inc. (b)                                   2                              54
     Goodrich Petroleum Corp. (b) (l)                         2                              69
     Grey Wolf Inc. (b) (l)                                   40                             311
     Gulf Island Fabrication Inc.                             2                              38
     Gulfport Energy Corp. (b)                                1                              13
     Hanover Compressor Co. (b) (l)                           22                             411
     Harvest Natural Resources Inc. (b) (l)                   8                              113
     Helix Energy Solutions Group Inc. (b)                    -                              1
     Hercules Offshore Inc. (b)                               4                              139
     Holly Corp. (l)                                          1                              45
     Hornbeck Offshore Services Inc. (b)                      5                              187
     Houston Exploration Co. (b)                              6                              372
     Hydril (b) (l)                                           4                              328
     Input/Output Inc. (b) (l)                                15                             143
     KCS Energy Inc. (b)                                      11                             326
     Laclede Group Inc.                                       5                              159
     Lone Star Technologies Inc. (b)                          6                              342
     Lufkin Industries Inc.                                   3                              185
     Mariner Energy Inc. (b)                                  15                             277
     Markwest Hydrocarbon Inc.                                1                              26
     Matrix Service Co. (b)                                   4                              51
     Maverick Tube Corp. (b) (l)                              8                              511
     McMoRan Exploration Co. (b) (l)                          4                              79
     Meridian Resource Corp. (b) (l)                          21                             72
     Metretek Technologies Inc. (b)                           3                              44
     NATCO Group Inc. (b)                                     3                              113
     New Jersey Resources Corp.                               6                              263
     Newpark Resources Inc. (b) (l)                           20                             121
     Nicor Inc. (l)                                           10                             402
     Northwest Natural Gas Co.                                6                              226
     Oceaneering International Inc. (b)                       1                              59
     Oil States International Inc. (b)                        10                             352
     Parallel Petroleum Corp. (b) (l)                         8                              189
     Parker Drilling Co. (b) (l)                              23                             162
     Penn Virginia Corp.                                      4                              280
     Peoples Energy Corp. (l)                                 8                              302
     PetroHawk Energy Corp. (b) (l)                           13                             159
     Petroleum Development Corp. (b)                          4                              133
     Petroquest Energy Inc. (b)                               9                              107
     Piedmont Natural Gas Co. (l)                             15                             374
     Pioneer Drilling Co. (b)                                 8                              124
     PrimeEnergy Corp. (b)                                    -                              13
     Quest Resource Corp. (b)                                 3                              44
     Ram Energy Resources Inc. (b)                            2                              13
     Remington Oil & Gas Corp. (b) (l)                        5                              207
     Rosetta Resources Inc. (b) (l)                           11                             188
     RPC Inc. (l)                                             5                              123
     SEACOR Holdings Inc. (b)                                 1                              43
     South Jersey Industries Inc.                             6                              162
     Southwest Gas Corp.                                      8                              265
     St Mary Land & Exploration Co. (l)                       1                              58
     Stone Energy Corp. (b)                                   6                              260
     Sulphco Inc. (b)                                         8                              54
     Superior Energy Services Inc. (b)                        2                              61
     Superior Well Services Inc. (b)                          2                              59
     Swift Energy Co. (b)                                     6                              261
     T-3 Energy Services Inc. (b)                             1                              12
     Tetra Technologies Inc. (b)                              1                              44
     Todco - Class A                                          1                              45
     Toreador Resources Corp. (b) (l)                         3                              97
     Transmeridian Exploration Inc. (b) (l)                   13                             72
     Trico Marine Services Inc. (b)                           2                              73
     Tri-Valley Corp. (b) (l)                                 4                              31
     Union Drilling Inc. (b)                                  3                              38
     Universal Compression Holdings Inc. (b)                  6                              396
     Vaalco Energy Inc. (b) (l)                               11                             107
     Veritas DGC Inc. (b)                                     7                              385
     W&T Offshore Inc. (l)                                    2                              90
     Warren Resources Inc. (b)                                10                             151
     Warrior Energy Service Corp. (b)                         2                              51
     Western Refining Inc.                                    5                              98
     WGL Holdings Inc.                                        10                             293
     W-H Energy Services Inc. (b)                             6                              311
     Whiting Petroleum Corp. (b)                              7                              314
                                                                                             16,560
Pipelines - 0.0%
     Transmontaigne Inc. (b)                                  9                              98

FINANCIALS - 20.7%
Banks - 7.3%
     1st Source Corp. (l)                                     2                              76
     Alabama National Bancorp. (l)                            3                              221
     Amcore Financial Inc. (l)                                4                              129
     AmericanWest Bancorp. (l)                                3                              62
     Ameris Bancorp. (l)                                      3                              64
     Ames National Corp. (l)                                  1                              14
     Arrow Financial Corp. (l)                                2                              51
     BancFirst Corp.                                          2                              86
     Bancorp Inc. (b) (l)                                     2                              61
     BancorpSouth Inc. (l)                                    2                              43
     BancTrust Financial Group Inc.                           1                              31
     Bank Mutual Corp. (l)                                    12                             145
     Bank of Granite Corp. (l)                                2                              51
     Bank of the Ozarks Inc.                                  3                              90
     BankFinancial Corp. (l)                                  5                              86
     Banner Corp.                                             2                              90
     Boston Private Financial Holdings Inc.                   8                              213
     Bryn Mawr Bank Corp.                                     1                              25
     Cadence Financial Corp.                                  1                              24
     Camden National Corp. (l)                                2                              74
     Capital City Bank Group Inc. (l)                         3                              81
     Capital Corp. of the West                                2                              67
     Capital Crossing Bank (b) (l)                            1                              25
     Capitol Bancorp Ltd. (l)                                 3                              104
     Cardinal Financial Corp. (l)                             6                              67
     Cascade Bancorp. (l)                                     5                              137
     Cass Information Systems Inc.                            1                              41
     Cathay General Bancorp. (l)                              11                             401
     Centennial Bank Holdings Inc. (b) (l)                    12                             129
     Center Financial Corp.                                   2                              53
     Centerstate Banks of Florida Inc.                        2                              40
     Central Pacific Financial Corp.                          7                              258
     Chemical Financial Corp. (l)                             5                              163
     Chittenden Corp. (l)                                     10                             266
     Citizens & Northern Corp. (l)                            2                              36
     Citizens Banking Corp. (l)                               10                             234
     City Bank (l)                                            2                              81
     City Holdings Co.                                        4                              139
     Coastal Financial Corp. (l)                              3                              45
     CoBiz Inc.                                               4                              79
     Colony Bankcorp Inc. (l)                                 1                              20
     Columbia Bancorp.                                        2                              53
     Columbia Banking System Inc.                             4                              135
     Commercial Bankshares Inc. (l)                           1                              18
     Community Bancorp Inc.                                   1                              46
     Community Bancorp. (b)                                   1                              26
     Community Bank System Inc.                               7                              135
     Community Banks Inc. (l)                                 5                              123
     Community Trust Bancorp. Inc. (l)                        3                              103
     Corus Bankshares Inc. (l)                                8                              217
     CVB Financial Corp. (l)                                  12                             186
     Enterprise Financial Services Corp. (l)                  1                              31
     EuroBancshares Inc. (b)                                  2                              19
     Exchange National Bancshares Inc.                        1                              15
     Farmers Capital Bancorp.                                 1                              29
     Financial Institutions Inc. (l)                          1                              28
     First Bancorp. (l)                                       2                              49
     First Bancorp.                                           14                             129
     First Busey Corp. (l)                                    3                              57
     First Charter Corp. (l)                                  7                              162
     First Citizens BancShares Inc. - Class A                 -                              40
     First Commonwealth Financial Corp. (l)                   15                             192
     First Community Bancorp. Inc.                            4                              254
     First Community Bancshares Inc. (l)                      2                              67
     First Financial Bancorp.                                 7                              109
     First Financial Bankshares Inc. (l)                      4                              153
     First Financial Corp. (l)                                3                              80
     First Indiana Corp.                                      3                              77
     First Merchants Corp. (l)                                4                              89
     First Midwest Bancorp Inc.                               10                             384
     First Oak Brook Bancshares Inc. (l)                      1                              40
     First Regional Bancorp. (b)                              1                              50
     First Republic Bank                                      5                              216
     First South Bancorp Inc. (l)                             2                              53
     First State Bancorp.                                     4                              94
     FirstMerit Corp.                                         16                             335
     Flag Financial Corp.                                     3                              59
     FNB Corp.                                                1                              43
     FNB Corp./PA (l)                                         13                             199
     Fremont General Corp. (l)                                14                             266
     Frontier Financial Corp. (l)                             6                              187
     Fulton Financial Corp. (l)                               -                              2
     GB&T Bancshares Inc. (l)                                 2                              52
     German American Bancorp.                                 2                              20
     Glacier Bancorp. Inc. (l)                                6                              188
     Great Southern Bancorp. Inc. (l)                         2                              55
     Greater Bay Bancorp. (l)                                 11                             324
     Greene County Bancshares Inc. (l)                        2                              56
     Hancock Holding Co. (l)                                  6                              314
     Hanmi Financial Corp.                                    9                              170
     Harleysville National Corp.                              6                              123
     Heartland Financial USA Inc. (l)                         3                              83
     Heritage Commerce Corp. (l)                              2                              53
     IBERIABANK Corp.                                         2                              127
     Independent Bancorp. - MA                                4                              116
     Independent Bancorp. - MI (l)                            5                              130
     Integra Bancorp. (l)                                     3                              75
     Interchange Financial Services Corp.                     4                              85
     International Bancshares Corp. (l)                       10                             263
     Intervest Bancshares Corp. (b)                           1                              42
     Irwin Financial Corp.                                    4                              83
     Lakeland Bancorp Inc. (l)                                4                              56
     Lakeland Financial Corp. (l)                             3                              70
     Macatawa Bancorp. (l)                                    4                              83
     MainSource Financial Group Inc.                          2                              35
     MB Financial Inc. (l)                                    5                              165
     MBT Financial Corp. (l)                                  2                              40
     Mercantile Bancorp.                                      2                              74
     Metrocorp Bancshares Inc.                                -                              12
     Mid-State Bancshares (l)                                 5                              132
     Midwest Banc Holdings Inc. (l)                           4                              80
     Nara Bancorp Inc.                                        5                              90
     National Bankshares Inc.                                 1                              19
     National Penn Bancshares Inc.                            10                             195
     NBT Bancorp Inc.                                         8                              175
     Northern Empire Bancshares (b) (l)                       1                              34
     Oak Hill Financial Inc.                                  1                              15
     Old National Bancorp. (l)                                15                             302
     Old Second Bancorp. Inc. (l)                             3                              91
     Omega Financial Corp. (l)                                3                              87
     Oriental Financial Group                                 4                              49
     Pacific Capital Bancorp.                                 10                             301
     Park National Corp. (l)                                  3                              256
     Peapack Gladstone Financial Corp. (l)                    2                              42
     Penns Woods Bancorp Inc.                                 -                              17
     Pennsylvania Commerce Bancorp. Inc. (b) (l)              -                              10
     Peoples Bancorp. Inc.                                    2                              66
     Pinnacle Financial Partners Inc. (b)                     3                              101
     Placer Sierra Bancshares                                 3                              59
     Preferred Bank                                           1                              38
     PremierWest Bancorp. (l)                                 3                              37
     PrivateBancorp Inc.                                      3                              141
     Prosperity Bancshares Inc.                               5                              171
     Provident Bankshares Corp.                               7                              251
     Renasant Corp. (l)                                       2                              98
     Republic Bancorp Inc.                                    17                             214
     Republic Bancorp Inc. - Class A                          2                              31
     R-G Financial Corp. - Class B                            6                              54
     Royal Bancshares of Pennsylvania - Class A               1                              14
     S&T Bancorp Inc. (l)                                     6                              198
     Sandy Spring Bancorp. Inc.                               3                              109
     Santander Bancorp.                                       1                              21
     SCBT Financial Corp.                                     2                              71
     Seacoast Banking Corp.                                   3                              75
     Security Bankcorp.                                       2                              49
     Shore Bancshares Inc.                                    1                              30
     Sierra Bancorp. (l)                                      1                              21
     Signature Bank (b) (l)                                   6                              191
     Simmons First National Corp. - Class A                   3                              91
     Smithtown Bancorp. Inc. (l)                              1                              29
     Southern Community Financial Corp. (l)                   2                              21
     Southside Bancshares Inc. (l)                            2                              37
     Southwest Bancorp. Inc.                                  3                              78
     State Bancorp. Inc. (l)                                  1                              25
     State National Bancshares Inc. (l)                       2                              86
     Sterling Bancorp. - NYS                                  4                              82
     Sterling Bancshares Inc.                                 10                             180
     Sterling Financial Corp.                                 5                              112
     Suffolk Bancorp. (l)                                     2                              75
     Summit Bancshares Inc. (l)                               2                              47
     Summit Financial Group Inc. (l)                          -                              7
     Sun Bancorp Inc. (b)                                     2                              39
     Superior Bancorp. (b) (l)                                2                              26
     Susquehanna Bancshares Inc.                              10                             241
     SVB Financial Group (b)                                  8                              354
     SY Bancorp Inc. (l)                                      3                              72
     Taylor Capital Group Inc. (l)                            1                              32
     Texas Capital Bancshares Inc. (b)                        4                              104
     Texas Regional Bancshares Inc. - Class A (l)             9                              359
     Texas United Bancshares Inc.                             2                              44
     Tompkins Trustco Inc. (l)                                1                              63
     Trico Bancshares                                         2                              68
     Trustco Bank Corp.                                       17                             186
     Trustmark Corp.                                          10                             323
     UCBH Holdings Inc. (l)                                   19                             318
     UMB Financial Corp.                                      7                              228
     Umpqua Holdings Corp. (l)                                11                             292
     Union Bankshares Corp. (l)                               2                              82
     United Bankshares Inc. (l)                               8                              303
     United Community Banks Inc.                              7                              203
     United Security Bancshares                               2                              34
     United Security Bancshares (l)                           1                              28
     Univest Corp. (l)                                        2                              65
     USB Holding Co. Inc. (l)                                 3                              60
     Vineyard National Bancorp.                               1                              36
     Virginia Commerce Bancorp. (b) (l)                       3                              79
     Virginia Financial Group Inc. (l)                        2                              73
     W Holding Co. Inc.                                       23                             150
     Washington Trust Bancorp.                                2                              62
     WesBanco Inc.                                            5                              144
     West Bancorp. Inc. (l)                                   3                              58
     West Coast Bancorp.                                      3                              88
     Westamerica Bancorp. (l)                                 7                              353
     Western Alliance Bancorp. (b) (l)                        2                              84
     Willow Grove Bancorp. Inc.                               3                              51
     Wilshire Bancorp. Inc. (l)                               3                              63
     Wintrust Financial Corp.                                 5                              244
     Yardville National Bancorp.                              2                              55
                                                                                             21,415
Diversified Financial Services - 2.0%
     Accredited Home Lenders Holding Co. (b)                  4                              171
     Advanta Corp. - Class B                                  4                              145
     Asset Acceptance Capital Corp. (b) (l)                   4                              72
     Asta Funding Inc. (l)                                    2                              86
     BISYS Group Inc. (b)                                     24                             330
     BKF Capital Group Inc. (l)                               1                              7
     Calamos Asset Management Inc. (l)                        5                              136
     CharterMac (l)                                           10                             196
     Cohen & Steers Inc. (l)                                  3                              65
     CompuCredit Corp. (b) (l)                                5                              193
     Credit Acceptance Corp. (b)                              2                              45
     Delta Financial Corp.                                    3                              26
     Doral Financial Corp.                                    17                             111
     Encore Capital Group Inc. (b) (l)                        3                              31
     eSpeed Inc. - Class A (b)                                4                              35
     Factset Research Systems Inc.                            1                              42
     Federal Agricultural Mortgage Corp. - Class C            3                              69
     Financial Federal Corp.                                  5                              152
     Friedman Billings Ramsey Group Inc. - Class A (l)        29                             323
     Gamco Investors Inc.                                     2                              60
     GFI Group Inc. (b) (l)                                   2                              124
     Greenhill & Co. Inc. (l)                                 4                              216
     IntercontinentalExchange Inc. (b) (l)                    1                              44
     International Securities Exchange Inc. - Class A         8                              299
     Investment Technology Group Inc. (b)                     1                              44
     Knight Capital Group Inc. (b)                            23                             349
     LaBranche & Co. Inc. (b) (l)                             12                             148
     MarketAxess Holdings Inc. (b)                            5                              60
     Marlin Business Services Inc. (b)                        3                              58
     Nasdaq Stock Market Inc. (b)                             2                              46
     National Financial Partners Corp.                        8                              363
     Ocwen Financial Corp. (b) (l)                            6                              82
     optionsXpress Holdings Inc.                              5                              110
     Penson Worldwide Inc. (b)                                1                              13
     Piper Jaffray Cos. (b)                                   5                              278
     Portfolio Recovery Associates Inc. (b)                   3                              145
     Resource America Inc. - Class A                          4                              70
     Sanders Morris Harris Group Inc.                         3                              40
     Star Maritime Acquisition Corp. (b)                      3                              33
     Stifel Financial Corp. (b) (l)                           2                              75
     SWS Group Inc.                                           4                              87
     Thomas Weisel Partners Group Inc. (b)                    1                              25
     Tradestation Group Inc. (b)                              4                              55
     United PanAm Financial Corp. (b)                         2                              67
     Waddell & Reed Financial Inc. - Class A                  18                             373
     Walter Industries Inc. (l)                               1                              59
     World Acceptance Corp. (b)                               4                              140
                                                                                             5,692
Insurance - 2.4%
     21st Century Insurance Group                             7                              108
     Affirmative Insurance Holdings Inc. (l)                  1                              23
     Alfa Corp. (l)                                           7                              117
     American Equity Investment Life Holding Co. (l)          12                             127
     American Physicians Capital Inc. (b) (l)                 1                              75
     Argonaut Group Inc. (b)                                  7                              199
     Baldwin & Lyons Inc. - Class B (l)                       1                              33
     Bristol West Holdings Inc.                               3                              55
     Citizens Inc. (b) (l)                                    5                              26
     CNA Surety Corp. (b)                                     3                              50
     Commerce Group Inc.                                      11                             320
     Crawford & Co. - Class B                                 4                              29
     Darwin Professional Underwriters Inc. (b)                1                              13
     Delphi Financial Group Inc.                              9                              335
     Direct General Corp. (l)                                 3                              49
     Donegal Group Inc.                                       3                              53
     EMC Insurance Group Inc.                                 2                              46
     Enstar Group Inc. (b) (l)                                1                              51
     FBL Financial Group Inc. - Class A                       3                              81
     First Acceptance Corp. (b) (l)                           3                              37
     FPIC Insurance Group Inc. (b)                            2                              86
     Great American Financial Resource Inc.                   2                              33
     Harleysville Group Inc. (l)                              3                              92
     Hilb Rogal & Hobbs Co.                                   8                              291
     Horace Mann Educators Corp.                              9                              154
     Independence Holding Co. (l)                             1                              13
     Infinity Property & Casualty Corp. (l)                   4                              175
     James River Group Inc. (b) (l)                           1                              29
     Kansas City Life Insurance Co.                           1                              25
     KMG America Corp. (b)                                    4                              35
     LandAmerica Financial Group Inc.                         4                              244
     Meadowbrook Insurance Group Inc. (b)                     5                              45
     Midland Co.                                              2                              91
     National Interstate Corp.                                3                              79
     National Western Life Insurance Co.                      1                              125
     Navigators Group Inc. (b) (l)                            2                              107
     NYMAGIC Inc.                                             1                              36
     Odyssey Re Holdings Corp. (l)                            3                              73
     Ohio Casualty Corp.                                      14                             408
     Phoenix Cos. Inc. (l)                                    24                             332
     PMA Capital Corp. (b)                                    8                              79
     Presidential Life Corp.                                  4                              110
     ProAssurance Corp. (b)                                   7                              322
     Republic Cos. Group Inc. (l)                             1                              26
     RLI Corp.                                                5                              237
     Safety Insurance Group Inc.                              3                              127
     SCPIE Holdings Inc. (b)                                  2                              50
     SeaBright Insurance Holdings Inc. (b)                    2                              38
     Selective Insurance Group Inc.                           6                              349
     State Auto Financial Corp.                               3                              95
     Stewart Information Services Corp.                       4                              141
     Tower Group Inc.                                         4                              117
     Triad Guaranty Inc. (b)                                  2                              120
     United Fire & Casualty Co.                               4                              116
     Universal American Financial Corp. (b)                   8                              107
     USI Holdings Corp. (b)                                   10                             130
     Zenith National Insurance Corp.                          8                              302
                                                                                             6,766
Investment Companies - 0.5%
     Apollo Investment Corp.                                  17                             310
     Ares Capital Corp.                                       8                              134
     Capital Southwest Corp.                                  1                              56
     Gladstone Capital Corp. (l)                              2                              46
     Gladstone Investment Corp. (l)                           4                              56
     Harris & Harris Group Inc. (b) (l)                       5                              50
     KKR Financial Corp.                                      16                             335
     MCG Capital Corp. (l)                                    12                             184
     Medallion Financial Corp.                                3                              41
     MVC Capital Inc.                                         4                              50
     NGP Capital Resources Co. (l)                            4                              58
     Technology Investment Capital Corp. (l)                  5                              67
                                                                                             1,387
Real Estate - 0.4%
     Avatar Holdings Inc. (b)                                 1                              74
     California Coastal Communities Inc. (b)                  2                              57
     Centracore Properties Trust                              2                              49
     Consolidated-Tomoka Land Co. (l)                         1                              68
     Franklin Street Properties Corp.                         10                             197
     Housevalues Inc. (b) (l)                                 1                              8
     Jones Lang LaSalle Inc.                                  1                              119
     Newkirk Realty Trust Inc.                                4                              64
     Opteum Inc. (l)                                          6                              54
     Reading International Inc. - Class A (b)                 2                              16
     Republic Property Trust                                  5                              50
     Resource Capital Corp. (l)                               2                              19
     Tarragon Corp. (l)                                       3                              38
     Trammell Crow Co. (b)                                    8                              271
     United Capital Corp. (b) (l)                             -                              13
     Windrose Medical Properties Trust                        3                              51
     Winthrop Realty Trust                                    5                              31
     ZipRealty Inc. (b) (l)                                   2                              15
                                                                                             1,194
Real Estate Investment Trusts - 6.2%
     Aames Investment Corp.                                   7                              35
     Acadia Realty Trust                                      6                              141
     Affordable Residential Communities (b) (l)               6                              69
     Agree Realty Corp. (l)                                   1                              45
     Alexander's Inc. (b) (l)                                 -                              118
     Alexandria Real Estate Equites Inc.                      5                              437
     American Campus Communities Inc. (l)                     4                              98
     American Financial Realty Trust                          27                             257
     American Home Mortgage Investment Corp. (l)              9                              342
     Anthracite Capital Inc. (l)                              11                             140
     Anworth Mortgage Asset Corp.                             9                              76
     Arbor Realty Trust Inc.                                  3                              78
     Ashford Hospitality Trust Inc.                           10                             121
     BioMed Realty Trust Inc.                                 12                             347
     Brandywine Realty Trust                                  2                              57
     Capital Lease Funding Inc. (l)                           6                              68
     Capital Trust Inc. - Class A                             2                              84
     Cedar Shopping Centers Inc. (l)                          6                              84
     Colonial Properties Trust                                1                              43
     Columbia Equity Trust Inc. (l)                           3                              51
     Corporate Office Properties Trust SBI MD                 7                              281
     Cousins Properties Inc. (l)                              8                              262
     Crescent Real Estate Equities Co.                        16                             302
     Deerfield Triarc Capital Corp. (l)                       10                             131
     DiamondRock Hospitality Co. (l)                          13                             191
     Digital Realty Trust Inc.                                3                              83
     EastGroup Properties Inc.                                5                              229
     ECC Capital Corp.                                        9                              11
     Education Realty Trust Inc. (l)                          6                              92
     Entertainment Properties Trust                           6                              242
     Equity Inns Inc.                                         12                             195
     Equity Lifestyle Properties Inc.                         4                              175
     Equity One Inc.                                          8                              163
     Extra Space Storage Inc.                                 12                             189
     FelCor Lodging Trust Inc.                                12                             271
     Fieldstone Investment Corp. (l)                          10                             95
     First Industrial Realty Trust Inc. (l)                   10                             366
     First Potomac Realty Trust                               4                              122
     Getty Realty Corp.                                       4                              115
     Glenborough Realty Trust Inc.                            6                              130
     Glimcher Realty Trust (l)                                7                              183
     GMH Communities Trust (l)                                8                              109
     Gramercy Capital Corp.                                   4                              93
     Healthcare Realty Trust Inc.                             10                             315
     Heritage Property Investment Trust (l)                   6                              198
     Hersha Hospitality Trust                                 5                              45
     Highland Hospitality Corp.                               12                             174
     Highwoods Properties Inc.                                12                             428
     Home Properties Inc. (l)                                 7                              410
     Homebanc Corp.                                           13                             105
     IMPAC Mortgage Holdings Inc. (l)                         15                             172
     Inland Real Estate Corp. (l)                             15                             224
     Innkeepers USA Trust                                     9                              157
     Investors Real Estate Trust (l)                          9                              83
     JER Investors Trust Inc. (l)                             5                              86
     Kilroy Realty Corp.                                      1                              44
     Kite Realty Group Trust                                  6                              94
     LaSalle Hotel Properties                                 8                              382
     Lexington Corporate Properties Trust                     11                             246
     Longview Fibre Co.                                       11                             205
     LTC Properties Inc.                                      5                              120
     Luminent Mortgage Capital Inc.                           8                              75
     Maguire Properties Inc.                                  8                              269
     Medical Properties Trust Inc. (l)                        7                              82
     MFA Mortgage Investments Inc.                            19                             130
     Mid-America Apartment Communities Inc.                   5                              282
     Mills Corp.                                              11                             300
     MortgageIT Holdings Inc. (l)                             6                              73
     National Health Investors Inc.                           5                              142
     National Health Realty Inc. (l)                          1                              23
     National Retail Properties Inc.                          12                             230
     Nationwide Health Properties Inc.                        16                             353
     Newcastle Investment Corp. (l)                           9                              233
     NorthStar Realty Finance Corp.                           9                              110
     Novastar Financial Inc. (l)                              7                              222
     Omega Healthcare Investors Inc.                          11                             151
     Origen Financial Inc.                                    3                              19
     Parkway Properties Inc. (l)                              3                              145
     Penn Real Estate Investment Trust                        8                              325
     Post Properties Inc.                                     9                              399
     PS Business Parks Inc.                                   4                              218
     RAIT Investment Trust (l)                                6                              183
     Ramco-Gershenson Properties (l)                          3                              86
     Realty Income Corp.                                      17                             366
     Redwood Trust Inc. (l)                                   4                              195
     Saul Centers Inc. (l)                                    2                              98
     Saxon Capital Inc. (l)                                   11                             129
     Senior Housing Properties Trust                          13                             233
     Sizeler Property Investors Inc.                          4                              68
     Sovran Self Storage Inc. (l)                             4                              195
     Spirit Finance Corp. (l)                                 17                             190
     Strategic Hotels & Resorts Inc.                          15                             313
     Sun Communities Inc. (l)                                 3                              113
     Sunstone Hotel Investors Inc.                            12                             350
     Tanger Factory Outlet Centers Inc.                       7                              222
     Taubman Centers Inc.                                     1                              43
     Trustreet Properties Inc. (l)                            14                             180
     Universal Health Realty Income Trust                     3                              80
     Urstadt Biddle Properties Inc. - Class A (l)             5                              77
     U-Store-It Trust                                         10                             187
     Washington Real Estate Investment Trust                  9                              339
     Winston Hotels Inc.                                      6                              79
                                                                                             17,716
Savings & Loans - 1.9%
     Abington Community Bancorp. Inc.                         1                              12
     Anchor Bancorp. Inc. (l)                                 5                              152
     Atlantic Coast Federal Corp.                             1                              12
     BankAtlantic Bancorp. Inc. - Class A                     9                              137
     Bankunited Financial Corp. - Class A                     6                              196
     Berkshire Hills Bancorp. Inc.                            1                              49
     Beverly Hills Bancorp. Inc. (l)                          2                              18
     BFC Financial Corp. (b)                                  3                              23
     Brookline Bancorp. Inc.                                  13                             176
     CFS Bancorp. Inc.                                        1                              20
     Charter Financial Corp. (l)                              1                              22
     Citizens First Bancorp Inc.                              1                              34
     Clifton Savings Bancorp. Inc.                            2                              23
     Commercial Capital Bancorp. Inc.                         10                             155
     Dime Community Bancshares                                5                              72
     Downey Financial Corp.                                   4                              294
     Fidelity Bankshares Inc. (l)                             5                              173
     First Defiance Financial Corp.                           1                              25
     First Financial Holdings Inc.                            3                              80
     First Niagara Financial Group Inc. (l)                   23                             321
     First Place Financial Corp. (l)                          3                              65
     FirstFed Financial Corp. (b) (l)                         3                              197
     Flagstar Bancorp. Inc. (l)                               9                              139
     Flushing Financial Corp.                                 5                              83
     Franklin Bank Corp. (b)                                  5                              91
     Harbor Florida Bancshares Inc.                           4                              164
     Home Federal Bancorp. Inc.                               1                              12
     Horizon Financial Corp. (l)                              2                              49
     Investors Bancorp. Inc. (b)                              11                             148
     ITLA Capital Corp.                                       1                              73
     Kearny Financial Corp. (l)                               5                              78
     KNBT Bancorp Inc. (l)                                    6                              102
     MAF Bancorp Inc.                                         8                              322
     MASSBANK Corp.                                           -                              12
     NASB Financial Inc. (l)                                  -                              13
     NewAlliance Bancshares Inc. (l)                          24                             344
     Northwest Bancorp. Inc.                                  4                              114
     OceanFirst Financial Corp.                               2                              38
     Parkvale Financial Corp.                                 1                              17
     Partners Trust Financial Group Inc. (l)                  11                             131
     Pennfed Financial Services Inc.                          1                              27
     PFF Bancorp. Inc.                                        5                              174
     Provident Financial Holdings Inc.                        1                              28
     Provident Financial Services Inc. (l)                    15                             266
     Provident New York Bancorp.                              8                              108
     Rockville Financial Inc. (b) (l)                         2                              23
     Sound Federal Bancorp. Inc.                              3                              54
     Sterling Financial Corp.                                 7                              222
     TierOne Corp.                                            4                              140
     United Community Financial Corp.                         7                              78
     United Financial Bancorp. Inc. (l)                       2                              25
     Wauwatosa Holdings Inc. (b) (l)                          2                              35
     Westfield Financial Inc. (l)                             1                              16
     WSFS Financial Corp.                                     1                              67
                                                                                             5,449
HEALTH CARE - 10.5%
Biotechnology - 2.3%
     Aastrom Biosciences Inc. (b) (l)                         17                             24
     Advanced Magnetics Inc. (b)                              2                              53
     ADVENTRX Pharmaceuticals Inc. (b)                        12                             37
     Affymetrix Inc. (b)                                      14                             346
     Alexion Pharmaceuticals Inc. (b) (l)                     6                              232
     American Oriental Bioengineering Inc. (b)                10                             53
     Anesiva Inc. (b)                                         -                              2
     Applera Corp. - Celera Genomics Group (b)                15                             198
     Arena Pharmaceuticals Inc. (b) (l)                       10                             111
     Ariad Pharmaceuticals Inc. (b)                           12                             53
     Arqule Inc. (b)                                          6                              33
     Barrier Therapeutics Inc. (b) (l)                        3                              16
     Biocryst Pharmaceuticals Inc. (b) (l)                    4                              57
     Bio-Rad Laboratories Inc. - Class A (b) (l)              4                              253
     Cambrex Corp. (l)                                        5                              109
     Cell Genesys Inc. (b) (l)                                11                             54
     Coley Pharmaceutical Group Inc. (b) (l)                  4                              44
     Cotherix Inc. (b) (l)                                    4                              30
     CuraGen Corp. (b) (l)                                    10                             34
     Curis Inc. (b) (l)                                       7                              9
     Cytokinetics Inc. (b)                                    2                              12
     deCODE genetics Inc. (b) (l)                             12                             73
     Digene Corp. (b)                                         4                              136
     Diversa Corp. (b)                                        6                              54
     Encysive Pharmaceuticals Inc. (b) (l)                    11                             77
     Enzo Biochem Inc. (b) (l)                                6                              92
     Enzon Pharmaceuticals Inc. (b)                           9                              68
     Exelixis Inc. (b)                                        18                             176
     Genitope Corp. (b) (l)                                   7                              42
     Genomic Health Inc. (b) (l)                              2                              19
     Geron Corp. (b) (l)                                      15                             102
     GTX Inc. (b) (l)                                         3                              23
     Hana Biosciences Inc. (b)                                5                              43
     Human Genome Sciences Inc. (b) (l)                       29                             309
     ICOS Corp. (b) (l)                                       13                             292
     Illumina Inc. (b)                                        9                              265
     Immunogen Inc. (b) (l)                                   8                              24
     Incyte Corp. (b) (l)                                     17                             77
     Integra LifeSciences Holdings Corp. (b)                  4                              152
     InterMune Inc. (b) (l)                                   5                              86
     Keryx Biopharmaceuticals Inc. (b)                        9                              131
     Lexicon Genetics Inc. (b)                                15                             67
     Lifecell Corp. (b) (l)                                   7                              217
     Martek Biosciences Corp. (b) (l)                         7                              188
     Maxygen Inc. (b)                                         5                              36
     Metabasis Therapeutics Inc. (b)                          4                              34
     Micromet Inc. (b)                                        1                              3
     Momenta Pharmaceuticals Inc. (b) (l)                     5                              59
     Monogram Biosciences Inc. (b) (l)                        22                             44
     Myogen Inc. (b)                                          9                              251
     Myriad Genetics Inc. (b) (l)                             9                              216
     Nanogen Inc. (b) (l)                                     13                             24
     Nektar Therapeutics (b) (l)                              19                             349
     Northfield Laboratories Inc. (b) (l)                     4                              41
     Novavax Inc. (b)                                         11                             53
     Orchid Cellmark Inc. (b) (l)                             4                              12
     Panacos Pharmaceuticals Inc. (b)                         8                              46
     Regeneron Pharmaceuticals Inc. (b)                       10                             125
     Sangamo Biosciences Inc. (b)                             6                              37
     Savient Pharmaceuticals Inc. (b)                         14                             72
     Seattle Genetics Inc. (b) (l)                            5                              22
     Serologicals Corp. (b) (l)                               7                              231
     Sirna Therapeutics Inc. (b)                              9                              49
     StemCells Inc. (b) (l)                                   11                             22
     SuperGen Inc. (b)                                        9                              34
     Telik Inc. (b) (l)                                       11                             187
     Tercica Inc. (b) (l)                                     2                              12
     Vertex Pharmaceuticals Inc. (b) (l)                      4                              132
                                                                                             6,564
Healthcare Providers & Services - 5.0%
     Abaxis Inc. (b)                                          5                              101
     Abiomed Inc. (b)                                         4                              45
     Adeza Biomedical Corp. (b)                               3                              45
     Air Methods Corp. (b)                                    2                              45
     Align Technology Inc. (b) (l)                            13                             98
     Alliance Imaging Inc. (b)                                2                              13
     Allied Healthcare International Inc. (b)                 5                              14
     Amedisys Inc. (b) (l)                                    4                              135
     America Service Group Inc. (b)                           2                              26
     American Medical Systems Holdings Inc. (b)               14                             239
     American Retirement Corp. (b)                            8                              248
     AMERIGROUP Corp. (b)                                     10                             319
     Amsurg Corp. (b)                                         7                              151
     Angiodynamics Inc. (b) (l)                               2                              57
     Apria Healthcare Group Inc. (b)                          10                             184
     Arrow International Inc.                                 4                              146
     Arthrocare Corp. (b) (l)                                 6                              235
     Aspect Medical Systems Inc. (b)                          3                              55
     Bio-Reference Labs Inc. (b)                              2                              47
     Biosite Inc. (b)                                         4                              174
     Brookdale Senior Living Inc. (l)                         2                              94
     Bruker BioSciences Corp. (b) (l)                         6                              34
     Caliper Life Sciences Inc. (b) (l)                       8                              39
     Candela Corp. (b) (l)                                    5                              82
     Cantel Medical Corp. (b)                                 2                              27
     Capital Senior Living Corp. (b)                          5                              48
     Centene Corp. (b)                                        9                              215
     Cepheid Inc. (b)                                         11                             107
     Cerus Corp. (b)                                          6                              43
     Conceptus Inc. (b)                                       4                              54
     Conmed Corp. (b)                                         6                              131
     Cyberonics Inc. (b) (l)                                  4                              96
     Datascope Corp.                                          2                              70
     DexCom Inc. (b) (l)                                      4                              49
     Diagnostic Products Corp.                                5                              294
     DJ Orthopedics Inc. (b)                                  5                              172
     Emeritus Corp. (b)                                       1                              12
     Encore Medical Corp. (b)                                 13                             61
     EPIX Pharmaceuticals Inc. (b)                            3                              15
     ev3 Inc. (b) (l)                                         3                              46
     Exactech Inc. (b)                                        1                              12
     E-Z-Em-Inc. (b)                                          1                              14
     Five Star Quality Care Inc. (b)                          6                              62
     Foxhollow Technologies Inc. (b)                          3                              92
     Genesis HealthCare Corp. (b)                             4                              199
     Gentiva Health Services Inc. (b)                         6                              100
     Haemonetics Corp. (b)                                    6                              259
     HealthTronics Inc. (b)                                   8                              63
     Healthways Inc. (b)                                      7                              392
     Hologic Inc. (b) (l)                                     10                             471
     Horizon Health Corp. (b)                                 3                              67
     Hythiam Inc. (b)                                         6                              39
     ICU Medical Inc. (b)                                     3                              135
     Immucor Inc. (b)                                         15                             283
     Immunicon Corp. (b)                                      1                              5
     Intralase Corp. (b) (l)                                  5                              77
     Intuitive Surgical Inc. (b)                              1                              117
     Invacare Corp.                                           7                              170
     Inverness Medical Innovations Inc. (b) (l)               6                              167
     IRIS International Inc. (b) (l)                          4                              47
     IVAX Diagnostics Inc. (b)                                1                              2
     Kensey Nash Corp. (b) (l)                                2                              74
     Kindred Healthcare Inc. (b) (l)                          7                              187
     Kyphon Inc. (b)                                          9                              352
     Laserscope (b)                                           4                              118
     LCA-Vision Inc. (l)                                      4                              221
     LHC Group Inc. (b) (l)                                   2                              48
     Luminex Corp. (b)                                        7                              119
     Magellan Health Services Inc. (b)                        8                              348
     Matria Healthcare Inc. (b) (l)                           4                              85
     Medcath Corp. (b)                                        1                              24
     Medical Action Industries Inc. (b)                       2                              44
     Mentor Corp.                                             8                              338
     Merge Technologies Inc. (b) (l)                          4                              53
     Meridian Bioscience Inc.                                 4                              104
     Merit Medical Systems Inc. (b)                           5                              70
     Microtek Medical Holdings Inc. (b)                       6                              23
     Molina Healthcare Inc. (b)                               3                              99
     National Healthcare Corp. (l)                            1                              49
     Natus Medical Inc. (b)                                   4                              40
     Neurometrix Inc. (b)                                     3                              81
     Nighthawk Radiology Holdings Inc. (b) (l)                1                              23
     Northstar Neuroscience Inc. (b)                          1                              14
     NuVasive Inc. (b) (l)                                    7                              129
     NxStage Medical Inc. (b)                                 2                              14
     Oakley Inc. (l)                                          6                              96
     Odyssey HealthCare Inc. (b)                              7                              124
     Option Care Inc. (l)                                     4                              49
     OraSure Technologies Inc. (b) (l)                        10                             100
     Orthologic Corp. (b)                                     6                              9
     Orthovita Inc. (b)                                       7                              30
     Palomar Medical Technologies Inc. (b) (l)                4                              163
     Pediatrix Medical Group Inc. (b)                         1                              56
     PolyMedica Corp.                                         5                              184
     PSS World Medical Inc. (b)                               14                             239
     Psychiatric Solutions Inc. (b)                           11                             321
     Quidel Corp. (b)                                         5                              48
     Radiation Therapy Services Inc. (b)                      2                              67
     RehabCare Group Inc. (b)                                 3                              60
     Res-Care Inc. (b)                                        5                              95
     Sirona Dental Systems Inc. (l)                           3                              137
     Solexa Inc. (b)                                          5                              43
     Somanetics Corp. (b)                                     2                              40
     SonoSite Inc. (b) (l)                                    3                              133
     Spectranetics Corp. (b)                                  5                              58
     Stereotaxis Inc. (b) (l)                                 4                              43
     STERIS Corp.                                             15                             348
     Sun Healthcare Group Inc. (b)                            5                              43
     Sunrise Senior Living Inc. (b)                           10                             263
     SurModics Inc. (b) (l)                                   3                              105
     Symbion Inc. (b)                                         4                              80
     Symmetry Medical Inc. (b) (l)                            7                              102
     ThermoGenesis Corp. (b)                                  13                             52
     Thoratec Corp. (b) (l)                                   11                             152
     TriPath Imaging Inc. (b)                                 7                              47
     United Surgical Partners International Inc. (b)          9                              282
     US Physical Therapy Inc. (b)                             3                              40
     Ventana Medical Systems Inc. (b)                         7                              316
     Viasys Healthcare Inc. (b)                               7                              180
     Visicu Inc. (b)                                          1                              12
     VistaCare Inc. - Class A (b) (l)                         2                              21
     Vital Images Inc. (b)                                    2                              61
     Vital Signs Inc.                                         1                              55
     Vnus Medical Technologies Inc. (b) (l)                   1                              8
     WellCare Health Plans Inc. (b) (l)                       1                              43
     West Pharmaceutical Services Inc.                        7                              245
     Wright Medical Group Inc. (b) (l)                        7                              137
     Young Innovations Inc. (l)                               1                              30
     Zila Inc. (b)                                            8                              26
     Zoll Medical Corp. (b)                                   2                              72
                                                                                             14,311
Pharmaceuticals - 3.2%
     Acadia Pharmaceuticals Inc. (b)                          3                              28
     Adams Respiratory Therapeutics Inc. (b)                  6                              278
     Adolor Corp. (b)                                         9                              230
     Akorn Inc. (b)                                           10                             37
     Alkermes Inc. (b) (l)                                    20                             375
     Alnylam Pharmaceuticals Inc. (b)                         6                              90
     Alpharma Inc. - Class A                                  9                              213
     Altus Pharmaceuticals Inc. (b) (l)                       2                              28
     Amylin Pharmaceuticals Inc. (b) (l)                      2                              111
     Anadys Pharmaceuticals Inc. (b)                          4                              11
     Andrx Corp. (b)                                          16                             373
     Antigenics Inc. (b) (l)                                  6                              12
     Array Biopharma Inc. (b) (l)                             6                              55
     Atherogenics Inc. (b)                                    8                              104
     Auxilium Pharmaceuticals Inc. (b)                        2                              13
     AVANIR Pharmaceuticals (b) (l)                           6                              44
     AVI Biopharma Inc. (b)                                   11                             41
     Bentley Pharmaceuticals Inc. (b) (l)                     4                              41
     Bioenvision Inc. (b) (l)                                 9                              48
     Biomarin Pharmaceutical Inc. (b)                         18                             252
     BioScrip Inc. (b)                                        7                              40
     Bradley Pharmaceuticals Inc. (b)                         1                              12
     Caraco Pharmaceutical Laboratories Inc. (b) (l)          2                              14
     Cell Therapeutics Inc. (b) (l)                           22                             32
     Combinatorx Inc. (b)                                     5                              47
     Connetics Corp. (b) (l)                                  7                              87
     Conor Medsystems Inc. (b)                                5                              147
     Cubist Pharmaceuticals Inc. (b)                          11                             281
     CV Therapeutics Inc. (b) (l)                             9                              122
     Cypress Bioscience Inc. (b)                              5                              33
     Dendreon Corp. (b) (l)                                   14                             69
     Depomed Inc. (b)                                         8                              47
     Dov Pharmaceutical Inc. (b) (l)                          4                              9
     Durect Corp. (b) (l)                                     10                             38
     Dusa Pharmaceuticals Inc. (b) (l)                        3                              15
     Emisphere Technologies Inc. (b)                          5                              44
     HealthExtras Inc. (b)                                    6                              176
     Hi-Tech Pharmacal Co. Inc. (b)                           1                              22
     Idenix Pharmaceuticals Inc. (b)                          3                              31
     Idevus Pharmaceuticals Inc. (b)                          10                             56
     I-Flow Corp. (b) (l)                                     4                              43
     Inspire Pharmaceuticals Inc. (b)                         8                              36
     Introgen Therapeutics Inc. (b) (l)                       3                              13
     Isis Pharmaceuticals Inc. (b)                            16                             97
     KV Pharmaceutical Co. - Class A (b)                      8                              143
     Lannett Co. Inc. (b)                                     1                              4
     Mannatech Inc. (l)                                       3                              37
     MannKind Corp. (b) (l)                                   5                              116
     Medarex Inc. (b)                                         26                             251
     Medicines Co. (b)                                        10                             199
     Medics Pharmaceutical Corp. (l)                          12                             286
     MGI Pharma Inc. (b)                                      17                             365
     Nabi Biopharmaceuticals (b)                              14                             81
     Nastech Pharmaceutical Co. Inc. (b) (l)                  4                              61
     NBTY Inc. (b) (l)                                        12                             290
     Neopharm Inc. (b) (l)                                    4                              20
     Neurocrine Biosciences Inc. (b) (l)                      8                              80
     Neurogen Corp. (b) (l)                                   4                              19
     New River Pharmaceuticals Inc. (b) (l)                   3                              97
     Noven Pharmaceuticals Inc. (b)                           5                              94
     NPS Pharmaceuticals Inc. (b)                             9                              46
     Nutraceutical International Corp. (b)                    1                              18
     Nuvelo Inc. (b)                                          12                             194
     Onyx Pharmaceuticals Inc. (b) (l)                        9                              149
     OSI Pharmaceuticals Inc. (b) (l)                         11                             377
     Pain Therapeutics Inc. (b) (l)                           5                              46
     Par Pharmaceutical Cos. Inc. (b) (l)                     8                              142
     Penwest Pharmaceuticals Co. (b)                          4                              94
     Perrigo Co.                                              17                             275
     PetMed Express Inc. (b)                                  4                              44
     Pharmion Corp. (b)                                       5                              88
     Pozen Inc. (b) (l)                                       5                              37
     Progenics Pharmaceuticals Inc. (b)                       5                              112
     Renovis Inc. (b) (l)                                     5                              76
     Rigel Pharmaceuticals Inc. (b)                           4                              43
     Salix Pharmaceuticals Ltd. (b)                           10                             118
     Santarus Inc. (b) (l)                                    8                              51
     Sciele Pharma Inc. (b) (l)                               6                              142
     Somaxon Pharmaceuticals Inc. (b) (l)                     1                              22
     Tanox Inc. (b) (l)                                       5                              73
     Trimeris Inc. (b)                                        4                              42
     United Therapeutics Corp. (b)                            5                              272
     USANA Health Sciences Inc. (b) (l)                       2                              85
     Valeant Pharmaceutical International                     18                             313
     Viropharma Inc. (b)                                      13                             114
     Xenoport Inc. (b) (l)                                    4                              64
     Zymogenetrics Inc. (b)                                   8                              153
                                                                                             9,228
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
     AAR Corp. (b) (l)                                        8                              169
     Argon ST Inc. (b) (l)                                    2                              57
     Armor Holdings Inc. (b) (l)                              1                              42
     BE Aerospace Inc. (b) (l)                                16                             370
     Curtiss-Wright Corp.                                     9                              285
     DRS Technologies Inc.                                    1                              43
     Ducommun Inc. (b)                                        1                              20
     EDO Corp.                                                3                              83
     Esterline Technologies Corp. (b)                         6                              232
     GenCorp Inc. (b) (l)                                     12                             191
     Heico Corp. (l)                                          5                              139
     Herley Industries Inc. (b)                               2                              27
     Innovative Solutions & Support Inc. (b) (l)              2                              31
     K&F Industries Holdings Inc. (b) (l)                     4                              76
     Kaman Corp. - Class A                                    5                              87
     Moog Inc. - Class A (b)                                  8                              261
     MTC Technologies Inc. (b)                                2                              43
     Orbital Sciences Corp. (b) (l)                           11                             185
     Sequa Corp. - Class A (b)                                1                              115
     Teledyne Technologies Inc. (b)                           7                              229
     Triumph Group Inc. (b)                                   3                              163
     United Industrial Corp. (l)                              2                              99
                                                                                             2,947
Building Materials - 0.8%
     Aaon Inc. (l)                                            2                              54
     Apogee Enterprises Inc.                                  6                              88
     Builders FirstSource Inc. (b) (l)                        2                              50
     Comfort Systems USA Inc.                                 9                              122
     Drew Industries Inc. (b)                                 3                              107
     Eagle Materials Inc.                                     1                              59
     ElkCorp.                                                 4                              114
     Genlyte Group Inc. (b)                                   5                              368
     Interline Brands Inc. (b)                                5                              123
     Lennox International Inc.                                2                              43
     LSI Industries Inc. (l)                                  5                              81
     NCI Building Systems Inc. (b)                            5                              244
     Simpson Manufacturing Co. Inc. (l)                       8                              289
     Sterling Construction Co. (b)                            2                              52
     Texas Industries Inc.                                    5                              251
     Trex Co. Inc. (b) (l)                                    3                              72
     Universal Forest Products Inc.                           4                              222
     US Concrete Inc. (b)                                     6                              66
                                                                                             2,405
Diversified Machinery - 1.1%
     AGCO Corp. (b)                                           2                              45
     Albany International Corp.                               6                              268
     Applied Industrial Tech Inc.                             10                             243
     Briggs & Stratton Corp. (l)                              11                             353
     Cascade Corp.                                            2                              95
     Cognex Corp. (l)                                         10                             260
     Columbus McKinnon Corp. (b)                              3                              72
     Flanders Corp. (b)                                       4                              36
     Flowserve Corp. (b)                                      2                              119
     Gardner Denver Inc. (b)                                  1                              45
     Gehl Co. (b)                                             2                              62
     Global Power Equipment Group Inc. (b) (l)                6                              19
     Gorman-Rupp Co.                                          2                              46
     Intevac Inc. (b)                                         4                              86
     Kadant Inc. (b)                                          3                              77
     Lindsay Manufacturing Co. (l)                            2                              59
     Manitowoc Co. Inc.                                       1                              65
     Middleby Corp. (b)                                       1                              124
     NACCO Industries Inc. - Class A                          1                              149
     Nordson Corp.                                            6                              310
     Presstek Inc. (b) (l)                                    6                              60
     Robbins & Myers Inc.                                     2                              61
     Sauer-Danfoss Inc.                                       2                              60
     Tecumseh Products Co. (b)                                3                              61
     Tennant Co.                                              2                              81
     TurboChef Technologies Inc. (b) (l)                      2                              26
     Wabtec Corp.                                             10                             372
                                                                                             3,254
Electronics - 2.5%
     American Science & Engineering Inc. (b)                  2                              99
     Analogic Corp.                                           3                              137
     Badger Meter Inc. (l)                                    3                              69
     Bel Fuse Inc. - Class B (l)                              3                              90
     Benchmark Electronics Inc. (b)                           14                             331
     Brady Corp. - Class A (l)                                10                             357
     Checkpoint Systems Inc. (b)                              8                              176
     Cogent Inc. (b) (l)                                      8                              126
     Coherent Inc. (b)                                        7                              229
     CTS Corp.                                                8                              118
     Cubic Corp. (l)                                          3                              56
     Cyberoptics Corp. (b)                                    1                              14
     Cymer Inc. (b) (l)                                       8                              370
     Daktronics Inc.                                          8                              240
     Dionex Corp. (b)                                         5                              247
     Eagle Test Systems Inc. (b)                              1                              12
     Electro Scientific Industries Inc. (b)                   7                              118
     Excel Technology Inc. (b)                                2                              66
     Fargo Electronics Inc. (b)                               2                              55
     FARO Technologies Inc. (b) (l)                           2                              32
     FEI Co. (b) (l)                                          5                              108
     Flir Systems Inc. (b) (l)                                14                             302
     Identix Inc. (b)                                         19                             130
     II-VI Inc. (b)                                           5                              85
     International DisplayWorks Inc. (b) (l)                  10                             52
     Ionatron Inc. (b) (l)                                    5                              31
     iRobot Corp. (b) (l)                                     2                              61
     Itron Inc. (b)                                           5                              323
     Kemet Corp. (b)                                          18                             169
     LaBarge Inc. (b)                                         2                              23
     LeCroy Corp. (b)                                         3                              37
     LoJack Corp. (b) (l)                                     4                              71
     Measurement Specialties Inc. (b)                         3                              60
     Methode Electronics Inc.                                 8                              83
     Metrologic Instruments Inc. (b) (l)                      3                              41
     Molecular Devices Corp. (b)                              4                              112
     Multi-Fineline Electronix Inc. (b) (l)                   2                              50
     OSI Systems Inc. (b)                                     3                              54
     OYO Geospace Corp. (b)                                   1                              48
     Park Electrochemical Corp.                               5                              117
     Paxar Corp. (b)                                          9                              182
     Photon Dynamics Inc. (b)                                 3                              42
     Plexus Corp. (b)                                         9                              325
     RAE Systems Inc. (b)                                     3                              13
     Rofin-Sinar Technologies Inc. (b)                        3                              177
     Rogers Corp. (b)                                         4                              207
     Sonic Solutions Inc. (b)                                 5                              77
     Spatialight Inc. (b) (l)                                 9                              21
     Sypris Solutions Inc.                                    1                              10
     Taser International Inc. (b) (l)                         14                             107
     Technitrol Inc.                                          8                              194
     TTM Technologies Inc. (b)                                9                              123
     Varian Inc. (b)                                          7                              278
     Viisage Technology Inc. (b) (l)                          5                              73
     Watts Water Technologies Inc. (l)                        5                              180
     Woodhead Industries Inc.                                 2                              41
     Woodward Governor Co.                                    7                              201
     X-Rite Inc. (l)                                          4                              49
     Zygo Corp. (b)                                           3                              50
                                                                                             7,249
Engineering & Construction - 0.6%
     Dycom Industries Inc. (b) (l)                            9                              190
     EMCOR Group Inc. (b)                                     6                              312
     Granite Construction Inc.                                7                              331
     Infrasource Services Inc. (b)                            5                              92
     Insituform Technologies Inc. - Class A (b) (l)           6                              138
     Layne Christensen Co. (b) (l)                            2                              68
     Perini Corp. (b)                                         4                              88
     Shaw Group Inc. (b)                                      2                              45
     URS Corp. (b)                                            1                              43
     Washington Group International Inc.                      6                              325
                                                                                             1,632
Environmental Control - 0.7%
     Aleris International Inc. (b)                            7                              311
     American Ecology Corp.                                   2                              65
     Basin Water Inc. (b)                                     1                              15
     Calgon Carbon Corp. (l)                                  8                              47
     Casella Waste Systems Inc. (b)                           4                              48
     Clean Harbors Inc. (b) (l)                               4                              165
     Darling International Inc. (b) (l)                       12                             53
     Metal Management Inc.                                    6                              171
     Mine Safety Appliances Co. (l)                           6                              253
     Rentech Inc. (b) (l)                                     27                             124
     Synagro Technologies Inc.                                13                             52
     Tetra Tech Inc. (b)                                      12                             219
     Waste Connections Inc. (b) (l)                           10                             374
     Waste Industries USA Inc.                                2                              36
     Waste Services Inc. (b) (l)                              4                              33
                                                                                             1,966
Hand & Machine Tools - 0.3%
     Baldor Electric Co. (l)                                  7                              213
     Franklin Electric Co. Inc.                               5                              237
     Kennametal Inc.                                          1                              57
     Lincoln Electric Holdings Inc.                           1                              44
     Raser Technologies Inc. (b)                              4                              42
     Regal-Beloit Corp. (l)                                   7                              291
                                                                                             884
Machinery - 0.3%
     Astec Industries Inc. (b)                                4                              129
     Bucyrus International Inc. - Class A                     7                              339
     DXP Enterprises Inc. (b)                                 -                              13
     Flow International Corp. (b)                             7                              93
     Gerber Scientific Inc. (b)                               4                              50
     Intermec Inc. (b) (l)                                    10                             239
     JLG Industries Inc.                                      2                              47
                                                                                             910
Manufacturing - 1.8%
     Actuant Corp. - Class A                                  6                              294
     Acuity Brands Inc.                                       9                              360
     American Railcar Industries Inc.                         2                              57
     Ameron International Corp. (l)                           2                              111
     AO Smith Corp.                                           4                              203
     Applied Films Corp. (b)                                  3                              96
     Aptargroup Inc.                                          7                              350
     Barnes Group Inc. (l)                                    8                              153
     Blount International Inc. (b) (l)                        8                              98
     Ceradyne Inc. (b) (l)                                    6                              290
     Clarcor Inc.                                             11                             322
     Crane Co.                                                1                              43
     EnPro Industries Inc. (b)                                4                              150
     ESCO Technologies Inc. (b)                               6                              301
     Federal Signal Corp.                                     10                             156
     Freightcar America Inc.                                  3                              149
     Gentek Inc. (b)                                          2                              46
     Goodman Global Inc. (b)                                  4                              64
     Griffon Corp. (b)                                        6                              166
     Hexcel Corp. (b) (l)                                     20                             314
     Jacuzzi Brands Inc. (b)                                  16                             141
     Koppers Holdings Inc.                                    2                              42
     Lancaster Colony Corp. (l)                               6                              223
     Matthews International Corp. - Class A                   7                              244
     Myers Industries Inc.                                    6                              103
     PW Eagle Inc. (l)                                        2                              55
     Quixote Corp.                                            1                              21
     Raven Industries Inc.                                    4                              111
     Reddy Ice Holdings Inc. (l)                              4                              73
     Smith & Wesson Holding Corp. (b)                         6                              52
     Standex International Corp.                              2                              74
     Sturm Ruger & Co. Inc. (l)                               4                              27
     TransDigm Group Inc. (b)                                 2                              45
     Tredegar Corp.                                           7                              106
     Trinity Industries Inc. (l)                              1                              58
                                                                                             5,098
Metal Fabrication & Hardware - 0.8%
     AM Castle & Co. (l)                                      2                              81
     Ampco Pittsburgh Corp.                                   2                              44
     CIRCOR International Inc.                                3                              104
     Commercial Metals Co.                                    5                              118
     Dynamic Materials Corp. (l)                              3                              85
     Kaydon Corp. (l)                                         6                              230
     Ladish Co. Inc. (b)                                      3                              99
     Lawson Products (l)                                      1                              36
     LB Foster Co. (b)                                        2                              40
     Mueller Industries Inc.                                  8                              261
     Mueller Water Products Inc. (b)                          5                              81
     NN Inc                                                   3                              35
     NS Group Inc. (b)                                        5                              253
     Omega Flex Inc. (b) (l)                                  -                              10
     Quanex Corp.                                             8                              347
     RBC Bearings Inc. (b)                                    4                              87
     Sun Hydraulics Corp.                                     1                              24
     Valmont Industries Inc. (l)                              4                              168
     Worthington Industries Inc.                              15                             307
                                                                                             2,410
Packaging & Containers - 0.2%
     AEP Industries Inc. (b)                                  2                              51
     Chesapeake Corp. (l)                                     4                              66
     Graphic Packaging Corp. (b) (l)                          11                             42
     Grief Inc. (l)                                           4                              266
     Silgan Holdings Inc.                                     5                              174
                                                                                             599
Transportation - 1.8%
     ABX Air Inc. (b) (l)                                     13                             77
     Amerco Inc. (b)                                          2                              231
     American Commercial Lines Inc. (b)                       6                              372
     Arkansas Best Corp. (l)                                  6                              283
     Atlas Air Worldwide Holdings Inc. (b) (l)                4                              198
     Bristow Group Inc. (b) (l)                               5                              179
     Celadon Group Inc. (b)                                   4                              95
     Covenant Transport Inc. (b)                              1                              20
     Dynamex Inc. (b)                                         2                              53
     EGL Inc. (b) (l)                                         7                              361
     Florida East Coast Industries - Class A (l)              8                              394
     Forward Air Corp.                                        7                              276
     GATX Corp.                                               1                              43
     Genesee & Wyoming Inc. - Class A (b)                     7                              260
     Greenbrier Cos. Inc.                                     3                              95
     Gulfmark Offshore Inc. (b)                               3                              74
     Heartland Express Inc.                                   13                             241
     Horizon Lines Inc. - Class A                             4                              60
     HUB Group Inc. - Class A (b) (l)                         8                              203
     Interpool Inc. (l)                                       3                              57
     Kansas City Southern (b) (l)                             2                              44
     Kirby Corp. (b)                                          1                              45
     Knight Transportation Inc.                               12                             250
     Maritrans Inc.                                           2                              60
     Marten Transport Ltd. (b)                                3                              68
     Old Dominion Freight Line Inc. (b)                       6                              233
     Pacer International Inc.                                 8                              250
     PAM Transportation Services Inc. (b)                     1                              27
     Patriot Transportation Holding Inc. (b)                  -                              13
     PHI Inc. (b) (l)                                         3                              84
     Quality Distribution Inc. (b)                            1                              14
     RailAmerica Inc. (b) (l)                                 9                              93
     SCS Transportation Inc. (b)                              3                              95
     SIRVA Inc. (b)                                           11                             69
     TAL International Group Inc. (b) (l)                     3                              62
     Universal Truckload Services Inc. (b) (l)                1                              32
     US Xpress Enterprises Inc. (b)                           2                              55
     USA Truck Inc. (b)                                       1                              25
     Werner Enterprises Inc. (l)                              11                             218
                                                                                             5,309
TECHNOLOGY - 9.0%
Computers - 2.5%
     3D Systems Corp. (b) (l)                                 3                              62
     Advanced Digital Information Corp. (b)                   13                             158
     Agilysis Inc.                                            6                              115
     Ansoft Corp. (b)                                         3                              64
     Brocade Communications Systems Inc. (b)                  57                             349
     CACI International Inc. - Class A (b)                    6                              359
     Carreker Corp. (b)                                       3                              20
     Catapult Communications Corp. (b) (l)                    2                              18
     Ciber Inc. (b) (l)                                       12                             80
     COMSYS IT Partners Inc. (b)                              3                              45
     Comtech Group Inc. (b)                                   1                              13
     Covansys Corp. (b) (l)                                   7                              83
     Echelon Corp. (b) (l)                                    5                              40
     Electronics for Imaging Inc. (b)                         12                             249
     Gateway Inc. (b) (l)                                     58                             111
     Hutchinson Technology Inc. (b) (l)                       6                              120
     iGate Corp. (b)                                          3                              20
     IHS Inc. (b)                                             5                              148
     Imation Corp.                                            7                              287
     Integral Systems Inc.                                    2                              63
     Intergraph Corp. (b)                                     6                              181
     InterVoice Inc. (b) (l)                                  7                              53
     Jack Henry & Associates Inc.                             17                             335
     Kanbay International Inc. (b)                            7                              97
     Komag Inc. (b)                                           7                              305
     Kronos Inc. (b)                                          7                              251
     Magma Design Automation Inc. (b)                         8                              58
     Manhattan Associates Inc. (b)                            6                              123
     Maxwell Technologies Inc. (b) (l)                        2                              47
     McData Corp. - Class A (b) (l)                           34                             138
     Mentor Graphics Corp. (b)                                16                             210
     Mercury Computer Systems Inc. (b)                        5                              72
     Micros Systems Inc. (b)                                  8                              366
     Mobility Electronics Inc. (b) (l)                        5                              33
     MTS Systems Corp.                                        4                              166
     Ness Technologies Inc. (b)                               6                              63
     Netscout Systems Inc. (b) (l)                            6                              50
     Overland Storage Inc. (b)                                2                              15
     Palm Inc. (b) (l)                                        20                             316
     Perot Systems Corp. (b)                                  18                             263
     Pomeroy IT Solutions Inc. (b)                            1                              6
     Quantum Corp. (b)                                        38                             99
     Rackable Systems Inc. (b)                                6                              222
     Radiant Systems Inc. (b)                                 5                              54
     Radisys Corp. (b)                                        5                              102
     Rimage Corp. (b) (l)                                     2                              33
     SI International Inc. (b)                                2                              67
     Sigma Designs Inc. (b)                                   5                              46
     Silicon Storage Technology Inc. (b)                      21                             85
     Spansion Inc. (b) (l)                                    3                              46
     SRA International Inc. - Class A (b) (l)                 8                              207
     Stratasys Inc. (b) (l)                                   2                              73
     SYKES Enterprises Inc. (b)                               6                              99
     Synaptics Inc. (b)                                       5                              108
     Synplicity Inc. (b)                                      2                              9
     Syntel Inc. (l)                                          1                              23
     Talx Corp.                                               7                              151
     Trident Microsystems Inc. (b)                            11                             215
     Tyler Technologies Inc. (b)                              8                              88
                                                                                             7,279
Data Processing - 0.4%
     Acxiom Corp.                                             2                              59
     CSG Systems International Inc. (b)                       11                             276
     eFunds Corp. (b)                                         10                             218
     FalconStor Software Inc. (b) (l)                         8                              56
     Filenet Corp. (b)                                        9                              231
     Infocrossing Inc. (b) (l)                                5                              55
     infoUSA Inc. (l)                                         7                              74
     MoneyGram International Inc.                             3                              114
     Pegasystems Inc. (l)                                     2                              11
     Schawk Inc.                                              3                              46
                                                                                             1,140
Semiconductors - 3.2%
     Actel Corp. (b)                                          6                              83
     ADE Corp. (b)                                            2                              72
     Advanced Analogic Technologies Inc. (b)                  7                              69
     AMIS Holdings Inc. (b)                                   10                             102
     Amkor Technology Inc. (b) (l)                            21                             198
     Anadigics Inc. (b) (l)                                   8                              55
     Applied Micro Circuits Corp. (b) (l)                     65                             176
     Asyst Technologies Inc. (b) (l)                          10                             78
     Atmel Corp. (b) (l)                                      11                             60
     ATMI Inc. (b) (l)                                        8                              192
     Axcelis Technologies Inc. (b)                            21                             126
     Bookham Inc. (b)                                         13                             42
     Brooks Automation Inc. (b)                               16                             192
     Cabot Microelectronics Corp. (b)                         6                              170
     Ceva Inc. (b)                                            2                              10
     Cirrus Logic Inc. (b)                                    18                             148
     Cohu Inc. (l)                                            4                              75
     Conexant Systems Inc. (b) (l)                            100                            250
     Credence Systems Corp. (b)                               19                             65
     Cypress Semiconductor Corp. (b) (l)                      3                              42
     Diodes Inc. (b)                                          4                              175
     DSP Group Inc. (b) (l)                                   6                              161
     Emcore Corp. (b)                                         8                              81
     Emulex Corp. (b)                                         18                             287
     Entegris Inc. (b)                                        29                             281
     Exar Corp. (b)                                           7                              92
     Fairchild Semiconductor International Inc. (b) (l)       2                              45
     Formfactor Inc. (b)                                      10                             425
     Genesis Microchip Inc. (b) (l)                           7                              84
     Hittite Microwave Corp. (b)                              2                              87
     Ikanos Communications Inc. (b)                           4                              67
     Integrated Device Technology Inc. (b)                    4                              57
     Integrated Silicon Solutions Inc. (b)                    7                              38
     IXYS Corp. (b)                                           4                              41
     Kopin Corp. (b) (l)                                      13                             49
     Kulicke & Soffa Industries Inc. (b) (l)                  11                             78
     Lattice Semiconductor Corp. (b) (l)                      25                             152
     LTX Corp. (b)                                            12                             84
     Mattson Technology Inc. (b)                              11                             110
     Micrel Inc. (b)                                          16                             157
     Microsemi Corp. (b)                                      15                             362
     Microtune Inc. (b)                                       12                             74
     Mindspeed Technologies Inc. (b)                          18                             44
     MIPS Technologies Inc. - Class A (b)                     9                              57
     MKS Instruments Inc. (b) (l)                             7                              149
     Monolithic Power Systems Inc. (b)                        4                              48
     Mosys Inc. (b)                                           5                              38
     Netlogic Microsystems Inc. (b) (l)                       3                              110
     Nextest Systems Corp. (b)                                1                              12
     Omnivision Technologies Inc. (b)                         11                             236
     ON Semiconductor Corp. (b)                               37                             216
     Pericom Semiconductor Corp. (b)                          6                              50
     Photronics Inc. (b)                                      9                              126
     Pixelworks Inc. (b)                                      8                              23
     PLX Technology Inc. (b)                                  5                              63
     PMC - Sierra Inc. (b) (l)                                5                              44
     Portalplayer Inc. (b) (l)                                3                              32
     Power Integrations Inc. (b)                              6                              105
     Rambus Inc. (b) (l)                                      2                              44
     Rudolph Technologies Inc. (b)                            5                              76
     Semitool Inc. (b) (l)                                    4                              39
     Semtech Corp. (b)                                        16                             228
     Silicon Image Inc. (b)                                   17                             183
     Silicon Laboratories Inc. (b)                            1                              43
     Sirf Technology Holdings Inc. (b) (l)                    11                             342
     Skyworks Solutions Inc. (b)                              33                             183
     Staktek Holdings Inc. (b)                                3                              13
     Standard Microsystems Corp. (b)                          5                              106
     Supertex Inc. (b)                                        2                              80
     Tessera Technologies Inc. (b)                            9                              256
     Transmeta Corp. (b) (l)                                  8                              13
     Transwitch Corp. (b)                                     26                             56
     Triquint Semiconductor Inc. (b)                          29                             128
     Ultratech Inc. (b)                                       5                              84
     Varian Semiconductor Equipment Associates Inc. (b)       12                             380
     Veeco Instruments Inc. (b)                               6                              138
     Virage Logic Corp. (b)                                   2                              22
     Volterra Semiconductor Corp. (b)                         3                              45
     Zoran Corp. (b)                                          10                             246
                                                                                             9,250
Software - 2.9%
     Actuate Corp. (b)                                        8                              32
     Advent Software Inc. (b) (l)                             5                              170
     Allscripts Healthcare Solutions Inc. (b) (l)             9                              163
     Altiris Inc. (b)                                         5                              95
     American Reprographics Co. (b)                           5                              190
     AMICAS Inc. (b) (l)                                      7                              21
     Ansys Inc. (b)                                           7                              332
     Aspen Technology Inc. (b) (l)                            9                              117
     Avid Technology Inc. (b)                                 9                              290
     Blackbaud Inc.                                           9                              200
     Blackboard Inc. (b)                                      5                              159
     Borland Software Corp. (b) (l)                           15                             82
     Bottomline Technologies Inc. (b)                         3                              25
     Computer Programs & Systems Inc. (l)                     2                              72
     Concur Technologies Inc. (b) (l)                         7                              106
     Convera Corp. (b)                                        6                              41
     Dendrite International Inc. (b)                          10                             89
     Digi International Inc. (b) (l)                          5                              60
     Eclipsys Corp. (b)                                       9                              165
     Emageon Inc. (b)                                         4                              52
     Embarcado Technologies Inc. (b)                          3                              18
     Epicor Software Corp. (b)                                12                             124
     EPIQ Systems Inc. (b)                                    3                              46
     Hyperion Solutions Corp. (b)                             12                             326
     Informatica Corp. (b)                                    18                             238
     InPhonic Inc. (b)                                        3                              22
     Inter-Tel Inc.                                           5                              100
     INVESTools Inc. (b)                                      8                              65
     JDA Software Group Inc. (b) (l)                          7                              94
     Keane Inc. (b) (l)                                       10                             127
     Lawson Software Inc. (b)                                 25                             166
     Majesco Entertainment Co. (b) (l)                        1                              2
     Mantech International Corp. - Class A (b)                4                              110
     Mapinfo Corp. (b)                                        4                              50
     MicroStrategy Inc. - Class A (b)                         3                              274
     Midway Games Inc. (b) (l)                                5                              39
     MRO Software Inc. (b)                                    4                              90
     Neoware Systems Inc. (b) (l)                             4                              44
     NetIQ Corp. (b)                                          10                             122
     Nuance Communications Inc. (b)                           29                             291
     Omnicell Inc. (b)                                        5                              68
     Open Solutions Inc. (b)                                  4                              120
     Opnet Technologies Inc. (b)                              2                              23
     Packeteer Inc. (b)                                       7                              77
     Parametric Technology Corp. (b)                          23                             295
     PDF Solutions Inc. (b)                                   4                              52
     Per-Se Technologies Inc. (b) (l)                         7                              172
     Phase Forward Inc. (b)                                   7                              84
     Phoenix Technologies Ltd. (b) (l)                        6                              29
     Progress Software Corp. (b)                              9                              200
     QAD Inc.                                                 2                              15
     Quality Systems Inc.                                     3                              126
     Quest Software Inc. (b)                                  13                             185
     Renaissance Learning Inc.                                2                              21
     Smith Micro Software Inc. (b)                            3                              55
     SPSS Inc. (b)                                            4                              123
     SSA Global Technologies Inc. (b) (l)                     2                              30
     Sybase Inc. (b)                                          18                             351
     SYNNEX Corp. (b)                                         2                              31
     Take-Two Interactive Software Inc. (b) (l)               14                             151
     Taleo Corp. (b)                                          2                              18
     THQ Inc. (b)                                             13                             289
     Transaction Systems Architects Inc. (b)                  8                              328
     Ulticom Inc. (b)                                         2                              19
     Ultimate Software Group Inc. (b) (l)                     5                              104
     VA Software Corp. (b)                                    13                             52
     VeriFone Holdings Inc. (b)                               1                              44
     Verint Systems Inc. (b)                                  3                              80
     Wind River Systems Inc. (b)                              16                             142
     Witness Systems Inc. (b)                                 7                              141
                                                                                             8,234
UTILITIES - 2.8%
Electric - 2.6%
     Advanced Energy Industries Inc. (b) (l)                  7                              88
     Allete Inc.                                              6                              268
     American Superconductor Corp. (b) (l)                    8                              67
     Aquila Inc. (b)                                          82                             346
     Avista Corp.                                             10                             229
     Belden CDT Inc. (l)                                      9                              312
     Black Hills Corp.                                        7                              248
     Capstone Turbine Corp. (b)                               22                             50
     Central Vermont Public Service Corp.                     2                              40
     CH Energy Group Inc. (l)                                 4                              172
     China BAK Battery Inc. (b)                               6                              50
     Cleco Corp. (l)                                          11                             254
     Color Kinetics Inc. (b) (l)                              3                              53
     Duquesne Light Holdings Inc. (l)                         17                             272
     El Paso Electric Co. (b)                                 11                             215
     Empire District Electric Co. (l)                         5                              112
     Encore Wire Corp. (b) (l)                                5                              166
     Energy Conversion Devices Inc. (b)                       8                              293
     EnerSys (b) (l)                                          10                             215
     General Cable Corp. (b) (l)                              11                             368
     GrafTech International Ltd. (b)                          22                             126
     Greatbatch Inc. (b)                                      4                              100
     Idacorp Inc.                                             9                              319
     Insteel Industries Inc. (l)                              2                              59
     Integrated Electrical Service (b)                        3                              58
     Intermagnetics General Corp. (b)                         9                              233
     ITC Holdings Corp.                                       3                              67
     Lamson & Sessions Co. (b) (l)                            2                              71
     Littelfuse Inc. (b) (l)                                  5                              165
     Medis Technologies Ltd. (b) (l)                          3                              70
     MGE Energy Inc.                                          4                              130
     NorthWestern Corp.                                       8                              271
     Ormat Technologies Inc.                                  2                              63
     Otter Tail Corp. (l)                                     6                              168
     Pike Electric Corp. (b)                                  3                              52
     PNM Resources Inc.                                       14                             345
     Portland General Electric Co. (l)                        5                              132
     Powell Industries Inc. (b) (l)                           1                              28
     Power-One Inc. (b)                                       16                             106
     Sierra Pacific Resources (b)                             4                              58
     Superior Essex Inc. (b)                                  4                              117
     UIL Holdings Corp.                                       3                              175
     Unisource Energy Corp.                                   7                              226
     Universal Display Corp. (b) (l)                          5                              70
     Valence Technology Inc. (b) (l)                          10                             16
     Vicor Corp.                                              5                              75
     Westar Energy Inc.                                       18                             370
                                                                                             7,488
Water - 0.2%
     American States Water Co. (l)                            3                              119
     California Water Service Group                           4                              131
     Connecticut Water Services Inc. (l)                      1                              31
     Middlesex Water Co. (l)                                  2                              36
     Pico Holdings Inc. (b)                                   2                              66
     SJW Corp. (l)                                            3                              85
     Southwest Water Co. (l)                                  4                              49
                                                                                             517

     Total Common Stocks (cost $247,257)                                                     274,364

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 3.3%
     JNL Money Market Fund, 5.03% (a) (n)                     9,408                          9,408

Securities Lending Collateral - 31.0%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   89,230                         89,230

U.S. Treasury Securities - 0.2%
     U.S. Treasury Bill, 4.73%, 09/07/06 (m)                  $445                           441

     Total Short Term Investments (cost $99,079)                                             99,079

Total Investments - 129.9% (cost $346,336)                                                   373,443
Other Assets and Liabilities, Net -  (29.9%)                                                 (85,917)
Total Net Assets - 100%                                                                      $287,526



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.


Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.


Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 22, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 1st day of September 2006.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee


     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                          September 1, 2006
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                             September 1, 2006
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer

                                  EXHIBIT LIST

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.